As filed with the Securities and Exchange Commission on May 2, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

THE RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Steven Plump, President

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(609) 731-6256

Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2024

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a)

Abbey Capital Futures Strategy Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 29, 2024

(Unaudited)

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report

February 29, 2024 (Unaudited)

Dear Shareholder,

The Abbey Capital Futures Strategy Fund (the “Fund”) Class I Shares returned +1.77% net of fees for the 6-month fiscal period ended February 29, 2024.

Positive performance was driven by trading in equities and agricultural commodities. Major currencies was the sector which detracted most from Fund performance during the 6-month period. The Fund’s core allocation to Diversified Trendfollowing (“Trendfollowing”) strategies generated positive performance in aggregate, while the performance of the Fund’s non-Trendfollowing allocation was also modestly positive in aggregate during the period.

The Fund may invest up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (“ACMOF”), a wholly-owned subsidiary of the Fund that invests substantially all of its assets in Abbey Capital Offshore Fund SPC (“ACOF”), which is a wholly-owned and controlled segregated portfolio company and a multi-adviser fund that invests in managed futures and foreign exchange contracts. The Fund may also invest a portion of its assets into Abbey Capital Onshore Series LLC (“ACOS”), a wholly-owned subsidiary of the Fund which is a multi-adviser fund that invests in managed futures and foreign exchange contracts.

Average Total Returns for the Periods Ended February 29, 2024 (unless otherwise noted)

	2024 YTD	1 Year	Sep. 1, 2023 to Feb. 29, 2024	5 Years Annualized	Annualized since inception on July 1, 2014
Class I Shares	3.78%	-0.81%	1.77%	7.72%	4.92%
Class A Shares*	3.62%	-1.17%	1.52%	7.43%	4.64%
Class A Shares (max load)*	-2.30%	-6.82%	-4.35%	6.16%	4.01%
Class C Shares**	3.49%	-1.83%	1.21%	6.65%	3.88%
ICE BofA 3-Month U.S. Treasury Bill Index***	0.84%	5.22%	2.69%	1.97%	1.38%
Barclay CTA Index***	2.09%	1.59%	1.45%	4.93%	2.64%
S&P 500® Total Return Index***	7.11%	30.45%	13.93%	14.76%	12.47%

Barclay CTA numbers are based on the estimates available on the BarclayHedge website as of March 11, 2024

Source: Abbey Capital, Bloomberg and BarclayHedge.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

Please note the above is shown for illustrative purposes only.

*

Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio. There is a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75% in Class A Shares.

**	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

***

The Barclay CTA Index is derived from data that is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the ICE BofA 3-Month U.S. Treasury Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable, and the table above is shown for illustrative purposes only.

1

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 29, 2024 (Unaudited)

Abbey Capital Limited (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79%, 2.04% and 2.79% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares, and Class C Shares, respectively. This contractual limitation is in effect until December 31, 2024, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. In addition, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. Without the expense limitation agreement, the expense ratios are 1.86%, 2.11% and 2.86% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares, and Class C Shares, respectively, as stated in the Fund’s current prospectus dated December 31, 2023 (and which may differ from the actual expense ratios for the period covered by this report). The quoted performance would have been lower without the expense limitation.

Please refer to the prospectus for further information on expenses and fees.

Performance Analysis

Performance for the Fund’s Class I Shares over the 6-month period ended February 29, 2024 was positive. Trendfollowing managers led gains at the trading style level, while the non-Trendfollowing trading styles were modestly positive in aggregate.

Uncertainty was a very prominent theme in markets over this 6-month period. Much of this uncertainty related to expectations of central bank monetary policy. September and October saw global yields rise alongside some hawkish rhetoric from central banks. In October, the 10-year US Treasury yield hit 5% for the first time since 2007. However, in November an unexpectedly sharp slowdown in US inflation and a weaker-than-expected US payroll report prompted a significant repricing in interest rate expectations and a fall in yields. This more dovish outlook for US monetary policy was then acknowledged by the US Federal Reserve at its December meeting. In the first two months of 2024, trends in fixed income markets corrected again, with yields partially recovering from the declines in late 2023 as central banks attempted to temper market expectations for the timing of when interest rates may be cut.

This theme of uncertainty also influenced price moves in commodity markets. Global demand uncertainty, OPEC+ policy and the outbreak of conflict in the Middle East led to choppy price action in crude oil and distillate markets for much of the period. The moves in US Treasury yields saw the US Dollar fluctuate, leading to choppy price moves in metals. In addition, an unclear picture of the economic health of China impacted base metals markets. In contrast, shifts in the supply outlook led to some notable price trends in several agricultural commodity markets.

Despite this uncertain backdrop, equity markets rallied over the period. September and October were challenging months for global stocks, which fell in both months. Stock markets then rebounded in November when yields fell sharply as more dovish interest rate expectations set in. Equity markets rose each month from November to February. In February, some key global equity indices broke to new highs. Having exceeded previous peaks in January, both the S&P 500® Index and DAX 40 Index rallied to new record highs in February. The rally in Japanese equity markets also continued, with the Nikkei 225 rising to an all-time high, surpassing its previous record high set 34 years earlier.

September and October were positive months of performance for the Fund. Gains related to long US Dollar and short bond positions. The US Dollar rallied alongside higher US Treasury yields, which rose due to the more hawkish outlook for interest rates. Long positions in the US Dollar proved profitable, particularly against the Japanese Yen, which fell when policy changes from the Bank of Japan proved less significant than expected. Short positions in bonds, most notably US Treasuries, also contributed positively to returns.

2

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 29, 2024 (Unaudited)

In contrast, November and December were challenging months for Fund performance. The reversal of price trends in currency and bond markets led to losses for the Fund’s Trendfollowing managers in particular. Long US Dollar exposures and short bond positions led to losses during the final two months of 2023. The downward price trends in equity markets also reversed. The Fund initially saw losses from short equity positions held in November. However, these losses were more than offset by gains from long positions in December.

January and February marked a return to positive performance for the Fund. Gains were concentrated in equities and agricultural commodities. Equity markets rallied in the first two months of 2024, with many global indices reaching all-time highs. Long positions in Japanese and US indices led gains in the sector. Within agricultural commodities, trends in certain markets at the end of 2023 continued and accelerated in some cases during the first two months of 2024. Gains in the sector stemmed from long exposures to cocoa, and short positions in soybeans, corn and wheat.

The Fund’s best-performing sector over the period was equities. As mentioned above, gains in the sector were concentrated in December, January and February. The Fund transitioned from short to long positioning in the sector following the sharp change in rate expectations in November and held long positions consistently for the remainder of the period. Long positions in the NASDAQ 100 Index and Nikkei 225 Index led gains, with other long positions in US, Japanese and European indices contributing further. Trading in the FTSE 100 Index contract detracted from Fund performance.

Performance in agricultural commodities was also positive for the period. Gains were concentrated in January and February when price uptrends in cocoa markets accelerated. Further gains were realised from short wheat, soybean and corn exposures.

Energy was a sector which contributed modestly to Fund performance during the period. The sector included one of the Fund’s best-performing contracts, the performance of which was mostly offset by multiple detracting contracts. Short natural gas positions produced positive performance, as US prices consistently fell over the period due to mild weather along with excess supply levels. In contrast, price trends in crude oil and distillate markets were very choppy over the period. Losses were realised in crude oil, gasoline and heating oil contracts.

Losses in currencies negatively impacted Fund performance during the period. The reversal of uptrends in the US Dollar in November and December was the primary driver of losses in the sector. Predominantly long US Dollar positions against several currencies, in particular the British Pound and Euro, led to losses in the sector. Partially offsetting gains arose from long US Dollar positions against the Japanese Yen, with the Japanese currency weakening as the Bank of Japan remained committed to its dovish monetary policy stance.

Metals was another sector that detracted from Fund performance during the period. Losses were concentrated in base metals, with smaller losses recorded in precious metals. Metals markets traded in a broad range over the 6-month period, with a lack of clear trends and several price reversals leading to a difficult trading environment in the sector for the Fund’s Trendfollowing managers.

Smaller losses were realised in fixed income. The Fund posted gains from short positions in September and October as global yields rose. These gains unwound in November and December, however, with the Fund recording losses from its short positions as trends in fixed income markets reversed sharply on a more dovish outlook for global monetary policy.

3

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Concluded)

February 29, 2024 (Unaudited)

Appendix

Index Descriptions

DAX 40 Index

The DAX 40 Index is a total return index of 40 selected German blue chip stocks traded on the Frankfurt Stock Exchange. The equities use free float shares in the index calculation. The index starts in December 1987.

FTSE 100 Index

The FTSE 100 Index is a capitalization-weighted index of the 100 most highly capitalized companies traded on the London Stock Exchange. The index starts in December 1983.

NASDAQ 100 Index

The NASDAQ-100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ. The index starts in February 1985.

Nikkei 225 Index

The Nikkei-225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. The index starts in January 1970.

S&P 500 Index

The S&P 500 Index is an index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. It is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in its aggregate market value. The index starts in March 1957.

An investment in the Fund is speculative and involves substantial risk. It is possible that an investor may lose some or all of their investment. The Fund may invest up to 25% of its total assets in ACMOF, which invests substantially all of its assets in ACOF, which is a multi-adviser fund that invests in managed futures and foreign exchange. The Fund may also invest a portion of its assets into ACOS, which is a multi-adviser fund that invests in managed futures and foreign exchange. All investments in securities involve risk of the loss of capital. An investment in the Fund includes the risks inherent in an investment in securities, as well as specific risks associated with this open-ended investment product. Among the risks associated with investing in this Fund are Commodity Sector Risk, Counter-Party Risk, Credit Risk, Currency Risk, Manager and Management Risks, Subsidiary Risk, Tax Risk, Emerging Markets Risk, Leveraging Risk, Foreign Investment Risk, Fixed Income Securities Risks, Short Sale Risk and Portfolio Turnover Risks. The Fund may invest in or utilize derivative investments, futures contracts, and hedging strategies. One or more Trading Advisers, from time to time, may invest a substantial portion of the assets managed in a specific industry sector. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broader range of issuers. There can be no assurance that the Fund’s strategy (hedging or otherwise) will be successful or that it will employ such strategies with respect to all or any portion of its portfolio. The value of the Fund’s portfolio investments should be expected to fluctuate. Investing in managed futures is not suitable for all investors given its speculative nature and the high level of risk involved. The Fund is appropriate only for investors who can bear the risks associated with the product. This brief statement cannot disclose all of the risks and other factors necessary to evaluate an investment in the Fund. Investors are urged to take appropriate investment advice and to carefully consider their investment objectives, personal situation, and factors such as net worth, income, age, risk tolerance and liquidity needs before investing in the Fund. Before investing, investors should carefully consider the Fund’s investment objectives, risks, tax considerations, sales charges and expenses.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Consolidated Portfolio of Investments in this report for a complete list of Fund holdings.

The Abbey Capital Futures Strategy Fund is distributed by Quasar Distributors, LLC.

This report is submitted for general information to the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

4

Abbey Capital Futures Strategy Fund

Performance Data

February 29, 2024 (Unaudited)

Average Annual Total Returns for the Periods Ended February 29, 2024
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class A Shares (without sales charge) (Pro forma July 1, 2014 to August 29, 2014)	1.52%	-1.17%	5.20%	7.43%	4.64%*
Class A Shares (with sales charge) (Pro forma July 1, 2014 to August 29, 2014)	-4.35%	-6.82%	3.15%	6.16%	4.01%*
S&P 500® Total Return Index	13.93%	30.45%	11.91%	14.76%	12.47%**
ICE BofA 3-Month U.S. Treasury Bill Index***	2.69%	5.22%	2.43%	1.97%	1.38%**
Barclay CTA Index***	1.45%	1.59%	3.90%	4.93%	2.64%**

†	Not annualized.

††	Inception date of Class A Shares of the Fund was August 29, 2014.

*	Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.

**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

***	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The Fund charges a 5.75% maximum sales charge on purchases (as a percentage of offering price) of Class A Shares. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares. Without the limitation arrangement, the gross expense ratio is 2.11% for Class A Shares as stated in the current prospectus (and which may differ from the actual expense ratio for the period covered by this report). This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

5

Abbey Capital Futures Strategy Fund

Performance Data (Continued)

February 29, 2024 (Unaudited)

Average Annual Total Returns for the Periods Ended February 29, 2024
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class I Shares	1.77%	-0.81%	5.48%	7.72%	4.92%
S&P 500® Total Return Index	13.93%	30.45%	11.91%	14.76%	12.47%*
ICE BofA 3-Month U.S. Treasury Bill Index**	2.69%	5.22%	2.43%	1.97%	1.38%*
Barclay CTA Index**	1.45%	1.59%	3.90%	4.93%	2.64%*

†	Not annualized.

††	Inception date of Class I Shares of the Fund was July 1, 2014.

*	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

**	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Without the limitation arrangement, the gross expense ratio is 1.86% for Class I Shares, as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

6

Abbey Capital Futures Strategy Fund

Performance Data (Continued)

February 29, 2024 (Unaudited)

Average Annual Total Returns for the Periods Ended February 29, 2024
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class C Shares (without sales charge) (Pro forma July 1, 2014 to October 6, 2015)	1.21%	-1.83%	4.41%	6.65%	3.88%*
Class C Shares (with sales charge) (Pro forma July 1, 2014 to August 29, 2014)	0.21%	-2.81%	4.41%	6.65%	3.88%*
S&P 500® Total Return Index	13.93%	30.45%	11.91%	14.76%	12.47%**
ICE BofA 3-Month U.S. Treasury Bill Index***	2.69%	5.22%	2.43%	1.97%	1.38%**
Barclay CTA Index***	1.45%	1.59%	3.90%	4.93%	2.64%**

†	Not annualized.

††	Inception date of Class C Shares of the Fund was October 6, 2015.

*	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.

***	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The Fund charges a contingent deferred sales charge (“CDSC”) of 1.00% on certain redemptions of Class C Shares made within 12 months of purchase. The CDSC is assessed on an amount equal to the lesser of the offering price at the time of purchase of the Class C Shares redeemed and the net asset value of the Class C Shares redeemed at the time of redemption.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares. Without the limitation arrangement, the gross expense ratio is 2.86% for Class C Shares, as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the ICE BofA 3-Month U.S. Treasury Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable. Additionally, these indices are not available for direct investment and the above is shown for illustrative purposes only.

7

Abbey Capital Futures Strategy Fund

Performance Data (Concluded)

February 29, 2024 (Unaudited)

Barclay CTA Index

The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. There are currently 412 programs included in the calculation of the Barclay CTA Index for 2024. The Barclay CTA Index is equally weighted and rebalanced at the beginning of each year.

ICE BofA 3-Month U.S. Treasury Bill Index

The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

The S&P 500® Total Return Index

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date.

A basis point is one hundredth of one percent.

Portfolio composition is subject to change. It is not possible to invest directly in an index.

8

Abbey Capital Futures Strategy Fund

Fund Expense Examples

February 29, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024, and held for the entire period.

ACTUAL EXPENSES

The first section in the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period(1)	Annualized Expense Ratio(2)	Actual Six- Month Total Investment Returns for the Fund
Actual
Class A Shares	$ 1,000.00	$ 1,015.20	$ 10.22	2.04%	1.52%
Class I Shares	1,000.00	1,017.70	8.98	1.79%	1.77%
Class C Shares	1,000.00	1,012.10	13.96	2.79%	1.21%
Hypothetical (5% return before expenses)
Class A Shares	$ 1,000.00	$ 1,014.72	$ 10.22	2.04%	N/A
Class I Shares	1,000.00	1,015.96	8.97	1.79%	N/A
Class C Shares	1,000.00	1,010.99	13.95	2.79%	N/A

(1)

Expenses are equal to the Funds’ Class A Shares, Class I Shares, and Class C Shares annualized six-month expense ratios for the period September 1, 2023 through February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. The Fund’s ending account values in the first section in the table are based on the actual six-month total investment return for the Fund’s respective share classes.

(2)	Ratios reflect expenses waived by the Fund’s investment adviser. Without these waivers, the Fund’s expenses would have been higher and the ending account values would have been lower.

9

Abbey Capital Futures Strategy Fund

Consolidated Portfolio Holdings Summary Table

February 29, 2024 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS	78.8%	$2,141,325,130
MONEY MARKET DEPOSIT ACCOUNT	4.1	112,902,472
OTHER ASSETS IN EXCESS OF LIABILITIES
(including futures and forward foreign currency contracts)	17.1	466,374,151
NET ASSETS	100.0%	$2,720,601,753

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.

10

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments

as of February 29, 2024 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS — 78.8%
U.S. Treasury Bills — 78.8%
5.41%, 03/07/2024(a)	9,300,000	$9,291,858
5.41%, 03/14/2024(a)	53,028,000	52,927,114
5.42%, 03/21/2024(a)	122,656,000	122,296,073
5.44%, 03/28/2024(a)	105,561,000	105,143,433
5.45%, 04/04/2024(a)	92,404,000	91,943,081
5.46%, 04/11/2024(a)	137,994,000	137,164,431
5.43%, 04/18/2024(a)	199,753,000	198,348,802
5.44%, 04/25/2024(a)	8,944,000	8,871,842
5.41%, 05/02/2024(a)	132,391,000	131,190,545
5.36%, 05/09/2024(a)	39,300,000	38,904,544
5.30%, 05/16/2024(a)	33,509,000	33,138,917
5.32%, 05/23/2024(a)	178,566,000	176,410,783
5.27%, 05/30/2024(a)	104,526,000	103,156,709
5.27%, 06/06/2024(a)	43,374,000	42,764,529
5.21%, 06/13/2024(a)	78,413,000	77,231,664
5.18%, 06/20/2024(a)	8,087,000	7,957,463
5.15%, 06/27/2024(a)	25,027,000	24,600,880
5.15%, 07/05/2024(a)	15,937,000	15,649,345
5.09%, 07/11/2024(a)	36,448,000	35,760,475
5.10%, 07/18/2024(a)	98,297,000	96,350,362
5.09%, 07/25/2024(a)	41,368,000	40,508,094
5.14%, 08/01/2024(a)	24,209,000	23,681,698
5.18%, 08/08/2024(a)	93,531,000	91,401,403
5.21%, 08/15/2024(a)	175,607,000	171,432,065
5.22%, 08/22/2024(a)	204,233,000	199,188,457
5.20%,08/29/2024(a)	108,806,000	106,010,563
TOTAL SHORT-TERM INVESTMENTS (Cost $2,141,668,686)		2,141,325,130

TOTAL INVESTMENTS — 78.8% (Cost $2,141,668,686)		2,141,325,130

Money Market Deposit Account — 4.1%(b)		112,902,472

Other Assets in Excess of Liabilities — 17.1%		466,374,151
TOTAL NET ASSETS — 100.0%		$2,720,601,753

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of the consolidated financial statements.

11

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts

as of February 29, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	4	03/12/2024	$390,181	$587
10 Year U.S. Ultra Treasury Notes	19	06/18/2024	2,169,266	(209)
3 Month Euribor	10	12/16/2024	2,620,536	(9,322)
3 Month Euribor	17	03/17/2025	4,465,477	(23,305)
3 Month Euribor	291	06/16/2025	76,568,188	(333,008)
3 Month Euribor	33	09/15/2025	8,692,353	(43,002)
3 Month Euribor	71	12/15/2025	18,713,239	(73,873)
3 Month Euribor	39	03/16/2026	10,281,211	(41,381)
3 Month Euribor	52	06/15/2026	13,709,686	(31,357)
3 Month Euribor	125	09/14/2026	32,957,665	25,493
3 Month Euribor	73	12/14/2026	19,248,263	(22,035)
3 Month Euribor	6	03/15/2027	1,581,968	(1,500)
3 Month Euribor	2	06/14/2027	527,296	122
3 Month Swiss Average Overnight Rate	3	09/17/2024	836,928	(382)
3 Month Swiss Average Overnight Rate	32	12/17/2024	8,943,066	16,990
3 Month Swiss Average Overnight Rate	2	03/18/2025	559,620	(565)
3-Month Secured Overnight Financing Rate	41	06/18/2024	9,705,213	(513)
3-Month Secured Overnight Financing Rate	315	12/17/2024	74,958,188	(455,288)
3-Month Secured Overnight Financing Rate	102	09/16/2025	24,485,100	(145,388)
Arabica Coffee	312	05/20/2024	21,568,950	(430,764)
Arabica Coffee	37	07/19/2024	2,534,963	(3,919)
ASX SPI 200 Index	1134	03/21/2024	141,154,790	2,669,259
Austrailian Government 10 Year Bonds	69	03/15/2024	5,158,480	(38,403)
Austrailian Government 3 Year Bonds	1632	03/15/2024	112,948,143	(244,931)
Australian 90 Day Bank Bills	347	06/13/2024	223,200,202	(18,684)
Australian 90 Day Bank Bills	465	09/12/2024	299,181,437	(21,467)
Australian 90 Day Bank Bills	120	12/12/2024	77,230,733	1,583
BIST 30 Index	622	04/30/2024	2,045,153	(34,049)
Brazilian Real/US Dollar Cross Currency Rate	4	03/28/2024	80,240	(475)
Brent Crude Oil	207	03/28/2024	16,955,370	7,728
Brent Crude Oil	20	03/28/2024	1,638,200	(8,820)
Brent Crude Oil	41	04/30/2024	3,328,380	(11,060)
Brent Crude Oil	33	05/31/2024	2,657,490	1,380
Brent Crude Oil	20	10/31/2024	1,554,000	(9,000)
British Pound/US Dollar Cross Currency Rate	796	03/18/2024	62,754,650	(489,438)
CAC40 10 Euro Index	1521	03/15/2024	130,541,924	2,867,462
Canadian Dollar/US Dollar Cross Currency Rate	219	03/19/2024	16,133,730	(401,750)
Copper	31	05/29/2024	2,981,425	(1,425)
Corn No. 2 Yellow	66	05/14/2024	1,417,350	32,175
Cotton No.2	665	05/08/2024	33,107,025	2,841,593
Cotton No.2	53	07/09/2024	2,590,905	137,560
Crude Oil	287	03/20/2024	22,460,620	171,964
Crude Oil	25	04/22/2024	1,936,250	3,460
Crude Oil	83	05/21/2024	6,375,230	28,840
Crude Oil	21	06/20/2024	1,599,780	50
Crude Oil	1	11/20/2024	73,130	(850)
Crude Palm Oil	12	04/15/2024	254,009	8,197
Crude Palm Oil	110	05/15/2024	2,300,601	71,784
Crude Palm Oil	39	06/14/2024	802,107	24,323
Crude Palm Oil	11	07/15/2024	222,237	7,212
DAX Index	7	03/15/2024	671,372	18,774

The accompanying notes are an integral part of the consolidated financial statements.

12

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Dollar Index	255	03/18/2024	$26,544,990	$30,135
Dow Jones Industrial Average Index	523	03/15/2024	102,097,445	3,827,070
Dow Jones U.S. Micro-Cap Total Stock Index	5	03/15/2024	97,608	4,990
E-mini Energy Select Sector	4	03/15/2024	360,440	530
E-mini Materials Sector	5	03/15/2024	464,800	1,770
Emini S&P 500 ESG Index	26	03/15/2024	5,851,040	433,290
Euro STOXX 50 Dividend Index	16	12/20/2024	275,993	15,207
EURO STOXX 50 Index	9	03/15/2024	416,130	3,426
Euro STOXX 50 Quanto Index	2598	03/15/2024	137,419,610	5,885,277
Euro STOXX Banks Index	638	03/15/2024	4,225,223	9,763
Euro/Japanese Yen Cross Currency Rate	235	03/18/2024	31,677,270	1,185,228
Euro/US Dollar Cross Currency Rate	272	03/18/2024	36,750,600	(90,744)
Euro-BOBL	344	06/06/2024	43,782,629	87,642
Euro-BTP Italian Government Bonds	517	03/07/2024	65,834,746	(254,702)
Euro-Bund	254	06/06/2024	36,308,461	83,676
Feeder Cattle	61	04/25/2024	7,738,613	(75,338)
Feeder Cattle	17	05/23/2024	2,177,063	(11,425)
Feeder Cattle	1	08/29/2024	133,325	(1,963)
Financial Select Sector Index	7	03/15/2024	870,450	15,813
French Government Bonds	52	03/07/2024	7,176,387	(36,701)
Frozen Concentrated Orange Juice	18	05/10/2024	967,005	(24,180)
FTSE 100 Index	658	03/15/2024	63,345,582	128,396
FTSE Bursa Malaysia KLCI Index	73	03/29/2024	1,184,106	1,096
FTSE MIB Index	24	03/15/2024	846,397	12,494
FTSE/MIB Index	289	03/15/2024	50,960,129	2,764,784
German Stock Index	425	03/15/2024	203,809,282	7,379,219
Gold	512	04/26/2024	105,200,640	308,378
Gold	22	06/26/2024	4,564,120	22,600
Hang Seng Index	28	03/27/2024	2,941,797	(26,643)
IBEX 35 Composite Index	10	03/15/2024	108,375	(825)
IBEX 35 Index	45	03/15/2024	4,876,881	(22,059)
ICE 3 Month SONIA Rate	73	09/17/2024	21,880,649	(78,405)
ICE 3 Month SONIA Rate	281	12/17/2024	84,451,638	(232,580)
ICE 3 Month SONIA Rate	15	03/18/2025	4,520,639	(19,897)
ICE 3 Month SONIA Rate	16	06/17/2025	4,832,870	(29,270)
ICE 3 Month SONIA Rate	50	09/16/2025	15,130,333	(52,733)
ICE 3 Month SONIA Rate	14	12/16/2025	4,242,237	(23,589)
ICE 3 Month SONIA Rate	15	03/17/2026	4,549,751	(23,100)
ICE 3 Month SONIA Rate	14	06/16/2026	4,249,085	(20,339)
ICE 3 Month SONIA Rate	13	09/15/2026	3,947,630	(17,152)
ICE 3 Month SONIA Rate	66	12/15/2026	20,049,104	(43,628)
Industrial Select Sector Index	3	03/15/2024	366,330	19,120
Japanese 10 Year Government Bonds	314	03/13/2024	306,334,311	(643,410)
Japanese Yen/US Dollar Cross Currency Rate	84	03/18/2024	7,020,300	(9,667)
JPNK400 Index	5	03/07/2024	80,810	1,514
Lean Hogs	200	04/12/2024	6,930,000	34,670
Lean Hogs	322	06/14/2024	12,905,760	104,200
Lean Hogs	4	07/15/2024	162,360	30
Light Sweet Crude Oil	31	03/19/2024	1,213,030	6,130
Live Cattle	247	04/30/2024	18,312,580	(57,750)
Live Cattle	151	06/28/2024	10,945,990	(74,280)

The accompanying notes are an integral part of the consolidated financial statements.

13

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Live Cattle	83	08/30/2024	$5,999,240	$(16,110)
Live Cattle	12	10/31/2024	884,280	2,040
LME Aluminum Forward	5	03/01/2024	268,200	(8,050)
LME Aluminum Forward	20	03/05/2024	1,094,695	(27,488)
LME Aluminum Forward	1	03/07/2024	54,820	(1,343)
LME Aluminum Forward	7	03/12/2024	384,080	(5,857)
LME Aluminum Forward	1	03/13/2024	54,879	(946)
LME Aluminum Forward	123	03/18/2024	6,756,452	(151,155)
LME Aluminum Forward	1	03/19/2024	54,934	(1,333)
LME Aluminum Forward	1	03/20/2024	54,937	(3,013)
LME Aluminum Forward	1	03/26/2024	55,012	(4,513)
LME Aluminum Forward	3	03/27/2024	165,223	(10,883)
LME Aluminum Forward	15	03/28/2024	826,301	(36,636)
LME Aluminum Forward	7	04/02/2024	385,665	(15,985)
LME Aluminum Forward	1	04/03/2024	55,103	(1,343)
LME Aluminum Forward	1	04/04/2024	55,128	(1,349)
LME Aluminum Forward	15	04/09/2024	827,355	(20,246)
LME Aluminum Forward	11	04/10/2024	606,845	(14,839)
LME Aluminum Forward	1	04/12/2024	55,211	(1,350)
LME Aluminum Forward	110	04/15/2024	6,073,843	(88,564)
LME Aluminum Forward	5	04/17/2024	276,096	(6,385)
LME Aluminum Forward	1	04/18/2024	55,223	(1,292)
LME Aluminum Forward	10	04/19/2024	552,450	(3,725)
LME Aluminum Forward	23	04/22/2024	1,271,135	(19,940)
LME Aluminum Forward	1	04/23/2024	55,279	1,161
LME Aluminum Forward	1	04/25/2024	55,329	1,179
LME Aluminum Forward	1	04/26/2024	55,342	(1,208)
LME Aluminum Forward	4	05/13/2024	222,171	(3,188)
LME Aluminum Forward	1	05/16/2024	55,538	1,158
LME Aluminum Forward	28	05/21/2024	1,556,625	11,763
LME Aluminum Forward	1	05/23/2024	55,688	938
LME Aluminum Forward	1	05/29/2024	55,700	513
LME Copper Forward	1	03/01/2024	208,869	(4,206)
LME Copper Forward	2	03/05/2024	420,335	6,010
LME Copper Forward	9	03/08/2024	1,893,364	(20,554)
LME Copper Forward	7	03/11/2024	1,472,840	(23,147)
LME Copper Forward	14	03/18/2024	2,949,450	(39,613)
LME Copper Forward	11	03/19/2024	2,317,975	(47,288)
LME Copper Forward	2	03/27/2024	422,513	3,939
LME Copper Forward	1	04/08/2024	211,422	1,760
LME Copper Forward	35	04/15/2024	7,403,375	44,793
LME Copper Forward	1	04/16/2024	211,544	(3,606)
LME Copper Forward	2	04/25/2024	423,794	(3,623)
LME Copper Forward	1	05/02/2024	212,106	1,069
LME Copper Forward	7	05/10/2024	1,484,963	7,613
LME Copper Forward	25	05/13/2024	5,304,063	8,489
LME Copper Forward	2	05/14/2024	424,263	3,263
LME Copper Forward	1	05/16/2024	212,150	975
LME Copper Forward	1	05/17/2024	212,169	(1,981)
LME Copper Forward	13	05/21/2024	2,758,925	(19,863)
LME Copper Forward	9	05/23/2024	1,911,038	6,050

The accompanying notes are an integral part of the consolidated financial statements.

14

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Copper Forward	2	05/29/2024	$424,675	$1,063
LME Lead Forward	5	03/01/2024	261,043	3,203
LME Lead Forward	6	03/01/2024	308,775	3,320
LME Lead Forward	10	03/05/2024	515,075	(34,804)
LME Lead Forward	4	03/07/2024	206,390	(2,374)
LME Lead Forward	1	03/12/2024	51,665	(3,473)
LME Lead Forward	67	03/18/2024	3,470,600	(17,068)
LME Lead Forward	1	03/19/2024	51,728	(23)
LME Lead Forward	4	03/27/2024	204,996	(13,104)
LME Lead Forward	1	04/02/2024	51,292	129
LME Lead Forward	3	04/03/2024	153,939	(1,949)
LME Lead Forward	5	04/12/2024	257,695	(5,243)
LME Lead Forward	40	04/15/2024	2,062,350	(85,448)
LME Lead Forward	3	04/19/2024	153,720	(7,968)
LME Lead Forward	4	04/22/2024	204,976	(11,074)
LME Lead Forward	8	04/25/2024	410,106	(14,432)
LME Lead Forward	4	04/26/2024	205,069	(11,694)
LME Lead Forward	3	04/30/2024	153,821	(6,955)
LME Lead Forward	1	05/02/2024	51,309	(853)
LME Lead Forward	7	05/09/2024	359,527	(5,917)
LME Lead Forward	5	05/13/2024	256,961	(4,258)
LME Lead Forward	2	05/23/2024	102,908	(2,130)
LME Nickel Forward	5	03/05/2024	530,400	35,722
LME Nickel Forward	1	03/06/2024	106,101	9,389
LME Nickel Forward	2	03/11/2024	212,403	12,462
LME Nickel Forward	2	03/14/2024	212,568	14,058
LME Nickel Forward	27	03/18/2024	2,870,559	262,359
LME Nickel Forward	3	03/19/2024	319,005	22,813
LME Nickel Forward	2	03/26/2024	212,899	18,745
LME Nickel Forward	6	03/27/2024	639,186	53,019
LME Nickel Forward	2	04/03/2024	213,160	20,980
LME Nickel Forward	1	04/08/2024	106,662	9,342
LME Nickel Forward	1	04/09/2024	106,678	8,128
LME Nickel Forward	2	04/10/2024	213,389	17,579
LME Nickel Forward	27	04/15/2024	2,882,952	271,548
LME Nickel Forward	1	04/17/2024	106,812	9,702
LME Nickel Forward	1	04/19/2024	106,884	9,324
LME Nickel Forward	3	04/24/2024	320,814	19,254
LME Nickel Forward	2	04/26/2024	214,020	13,778
LME Nickel Forward	2	05/07/2024	214,328	23,168
LME Nickel Forward	2	05/13/2024	214,464	15,042
LME Nickel Forward	7	05/16/2024	750,711	63,081
LME Nickel Forward	1	05/17/2024	107,247	6,897
LME Nickel Forward	3	05/21/2024	321,845	7,595
LME Nickel Forward	1	05/29/2024	107,376	1,026
LME Tin Forward	1	03/06/2024	131,907	8,382
LME Tin Forward	1	03/11/2024	132,012	8,562
LME Tin Forward	1	04/22/2024	132,652	202
LME Tin Forward	1	04/25/2024	132,725	(616)
LME Tin Forward	1	05/14/2024	132,870	(2,430)
LME Tin Forward	2	05/23/2024	265,510	2,560

The accompanying notes are an integral part of the consolidated financial statements.

15

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Zinc Forward	5	03/01/2024	$296,156	$(9,155)
LME Zinc Forward	1	03/04/2024	59,544	(973)
LME Zinc Forward	1	03/04/2024	59,586	(1,865)
LME Zinc Forward	9	03/05/2024	536,456	(58,374)
LME Zinc Forward	1	03/06/2024	59,627	(3,854)
LME Zinc Forward	5	03/07/2024	298,448	(19,100)
LME Zinc Forward	1	03/08/2024	59,711	(1,552)
LME Zinc Forward	1	03/13/2024	59,756	(3,319)
LME Zinc Forward	6	03/14/2024	358,808	(21,868)
LME Zinc Forward	58	03/18/2024	3,470,213	(245,614)
LME Zinc Forward	1	03/20/2024	59,850	(5,100)
LME Zinc Forward	5	03/25/2024	299,485	(27,965)
LME Zinc Forward	6	03/26/2024	359,438	(34,284)
LME Zinc Forward	4	03/27/2024	240,021	(13,289)
LME Zinc Forward	1	04/02/2024	60,041	(3,017)
LME Zinc Forward	1	04/04/2024	60,103	(2,974)
LME Zinc Forward	5	04/05/2024	300,594	(14,830)
LME Zinc Forward	1	04/09/2024	60,150	(2,949)
LME Zinc Forward	1	04/11/2024	60,213	(4,375)
LME Zinc Forward	60	04/15/2024	3,614,625	119,212
LME Zinc Forward	6	04/16/2024	361,482	(17,283)
LME Zinc Forward	1	04/17/2024	60,250	(2,865)
LME Zinc Forward	11	04/25/2024	663,817	(45,752)
LME Zinc Forward	12	04/26/2024	724,350	(43,313)
LME Zinc Forward	1	04/30/2024	60,363	70
LME Zinc Forward	4	05/03/2024	241,775	300
LME Zinc Forward	6	05/07/2024	362,768	450
LME Zinc Forward	1	05/09/2024	60,531	2,306
LME Zinc Forward	2	05/10/2024	121,075	156
LME Zinc Forward	1	05/13/2024	60,544	584
LME Zinc Forward	1	05/17/2024	60,556	256
LME Zinc Forward	5	05/23/2024	303,219	31
London Cocoa	163	05/15/2024	10,621,131	2,192,287
London Cocoa	59	07/16/2024	3,572,621	695,102
London Metals - Aluminum	3389	03/18/2024	186,159,465	(5,494,825)
London Metals - Aluminum	503	06/17/2024	28,130,527	(162,307)
London Metals - Copper	795	03/18/2024	167,486,625	(272,414)
London Metals - Copper	262	06/17/2024	55,737,225	175,170
London Metals - Lead	990	03/18/2024	51,282,000	(2,663,139)
London Metals - Lead	226	06/17/2024	11,665,386	(73,307)
London Metals - Nickel	97	03/18/2024	10,312,749	914,432
London Metals - Nickel	30	06/17/2024	3,233,340	77,358
London Metals - Tin	1	03/18/2024	132,140	9,096
London Metals - Tin	1	06/17/2024	133,005	(3,869)
London Metals - Zinc	732	03/18/2024	43,796,475	(1,605,195)
London Metals - Zinc	30	06/17/2024	1,824,563	9,511
Long Gilt	1247	06/26/2024	154,403,219	221,017
Low Sulphur Gas Oil	272	04/11/2024	21,930,000	(637,712)
Low Sulphur Gas Oil	66	05/10/2024	5,214,000	(73,400)
Low Sulphur Gas Oil	48	06/12/2024	3,741,600	17,825
Low Sulphur Gas Oil	21	07/11/2024	1,622,250	(20,000)

The accompanying notes are an integral part of the consolidated financial statements.

16

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Lumber	4	05/15/2024	$64,955	$481
Mexican Peso/US Dollar Cross Currency Rate	1417	03/18/2024	41,440,165	654,939
Micro Gold	29	04/26/2024	595,863	2,696
MSCI China A 50 Index	2	03/15/2024	92,160	(150)
MSCI EAFE Index	136	03/15/2024	15,557,720	357,620
MSCI Emerging Markets ESG Index	3	03/15/2024	45,300	(140)
MSCI Emerging Markets Index	178	03/15/2024	9,049,520	(3,010)
MSCI Singapore Index	24	03/27/2024	502,100	(2,025)
Nasdaq 100 Index	392	03/15/2024	141,768,760	7,374,769
NASDAQ 100 Micro Index	2	03/15/2024	72,331	1,265
New Zealand Dollar/US Dollar Cross Currency Rate	443	03/18/2024	26,943,260	(477,275)
Nifty 50 Index	713	03/28/2024	31,645,792	(153,197)
Nikkei 225 Index	424	03/07/2024	55,510,005	5,458,127
Nikkei 225 Index	60	03/07/2024	7,864,194	419,057
Nikkei 225 Index	233	03/07/2024	6,101,641	684,725
Nikkei 225 Index	184	03/07/2024	48,184,632	6,026,588
Nikkei 225 Index	25	03/07/2024	4,913,125	481,150
NY Harbor ULSD	311	03/28/2024	34,612,994	(1,105,648)
NY Harbor ULSD	52	04/30/2024	5,668,354	(113,749)
NY Harbor ULSD	42	05/31/2024	4,510,019	(61,127)
NY Harbor ULSD	19	06/28/2024	2,027,638	(28,568)
NY Harbor ULSD	2	11/29/2024	210,311	(63)
NYSE FANG+ Index	2	03/15/2024	99,258	(2,407)
OMXS30 ESG Index	13	03/15/2024	295,016	9,818
OMXS30 Index	3193	03/15/2024	75,679,127	2,538,385
Platinum	101	04/26/2024	4,464,200	(465,345)
Reformulated Gasoline Blendstock	322	03/28/2024	34,905,444	509,779
Reformulated Gasoline Blendstock	66	04/30/2024	7,127,089	98,272
Reformulated Gasoline Blendstock	44	05/31/2024	4,691,333	60,350
Reformulated Gasoline Blendstock	21	06/28/2024	2,200,943	16,926
Robusta Coffee	218	05/24/2024	6,747,100	136,170
Robusta Coffee	67	07/25/2024	2,027,420	109,970
Rough Rice	29	05/14/2024	1,060,530	(16,640)
Russell 2000 Index	4	03/15/2024	41,146	1,328
Russell 2000 Index	254	03/15/2024	26,127,710	492,538
S&P 500 Index	794	03/15/2024	202,618,875	8,880,175
S&P Mid Cap 400 Index	84	03/15/2024	24,297,840	758,590
S&P/Toronto Stock Exchange 60 Index	322	03/14/2024	61,242,044	1,142,469
SGX FTSE Taiwan Index	636	03/28/2024	41,123,760	59,445
SGX Technically Specified Rubber 20	9	03/28/2024	73,035	1,305
SGX TSI Iron Ore	137	03/28/2024	1,595,913	(210,317)
SGX TSI Iron Ore	364	04/30/2024	4,188,912	(83,993)
SGX TSI Iron Ore	51	05/31/2024	580,023	(34,047)
SGX TSI Iron Ore	34	06/28/2024	382,024	(16,181)
Short-term Euro-BTP	198	03/07/2024	22,549,025	(91,511)
Silver	84	05/29/2024	9,611,700	(83,825)
Soybean Meal	273	05/14/2024	8,987,160	(73,350)
Soybeans	90	05/14/2024	5,133,375	(63,733)
STOXX 600 Bank Spread Index	20	03/15/2024	187,735	3,087
STOXX Euro ESG-X Index	131	03/15/2024	2,613,657	84,335

The accompanying notes are an integral part of the consolidated financial statements.

17

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
STOXX Europe 600 Index	280	03/15/2024	$7,488,435	$41,908
STOXX Europe 600 Index	1	03/15/2024	19,941	870
Sugar #11	19	06/28/2024	458,158	(22,344)
Swiss Federal Bond Futures	1	03/07/2024	169,333	645
Technology Select Sector Index	3	03/15/2024	626,790	39,140
Tokyo Price Index	103	03/07/2024	1,841,936	45,426
TOPIX Index	378	03/07/2024	67,597,252	5,781,526
Turkish Dollar	234	04/30/2024	250,078	85
U.S. Treasury 10 Year Notes	1021	06/18/2024	112,756,688	260,734
U.S. Treasury 5 Year Note	77	06/28/2024	8,231,781	1,203
U.S. Treasury Long Bonds	68	06/18/2024	8,109,000	(1,743)
U.S. Treasury Ultra Bonds	25	06/18/2024	3,196,875	6,133
US Cocoa	290	05/15/2024	17,542,100	2,833,207
US Cocoa	94	07/16/2024	5,386,200	968,560
US Dollar/Chinese Renminbi Cross Currency Rate	3	03/18/2024	299,900	2,187
US Dollar/Norwegian Krone Cross Currency Rate	8	03/18/2024	799,834	(14,741)
US Dollar/Swedish Krona Cross Currency Rate	4	03/18/2024	400,189	(1,802)
Wheat	276	05/14/2024	7,952,250	(228,800)
White Sugar	1	04/15/2024	30,755	(210)
WTI Light Sweet Crude Oil IPE	23	03/19/2024	1,799,980	24,800
WTI Light Sweet Crude Oil IPE	16	04/19/2024	1,239,200	4,400
WTI Light Sweet Crude Oil IPE	8	05/20/2024	614,480	1,050
WTI Light Sweet Crude Oil IPE	5	06/18/2024	380,900	(2,130)
XAV Health Care Select Sector Index	5	03/15/2024	731,900	(1,420)
				$62,611,218

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(42)	07/31/2024	$16,600,078	$7,959
10 Year U.S. Ultra Treasury Notes	(170)	06/18/2024	19,409,219	(64,922)
3 Month Canadian Bankers’ Acceptances	(40)	06/17/2024	6,995,911	(5,121)
3 Month Canadian Bankers’ Acceptances	(45)	09/18/2024	7,891,123	5,112
3 Month Canadian Bankers’ Acceptances	(19)	12/18/2024	3,341,607	1,778
3 Month Canadian Bankers’ Acceptances	(14)	03/19/2025	2,468,298	626
3 Month Canadian Bankers’ Acceptances	(6)	06/18/2025	1,059,831	258
3 Month Canadian Bankers’ Acceptances	(3)	09/17/2025	530,689	1
3 Month Euribor	(73)	06/17/2024	19,003,677	21,562
3 Month Euribor	(54)	09/16/2024	14,107,124	44,799
3 Month Euribor	(85)	12/16/2024	22,274,559	12,645
3 Month Euribor	(262)	03/17/2025	68,820,874	(12,794)
3 Month New Zealand Treasury Bill	(10)	06/12/2024	6,005,430	(2,248)
3 Month New Zealand Treasury Bill	(14)	09/11/2024	8,411,898	(4,603)
30 Day Federal Funds Rate	(1)	02/28/2025	398,469	21
3-Month Secured Overnight Financing Rate	(104)	09/17/2024	24,671,400	71,513
3-Month Secured Overnight Financing Rate	(523)	12/17/2024	124,454,388	308,063
3-Month Secured Overnight Financing Rate	(910)	03/18/2025	217,262,500	172,850
3-Month Secured Overnight Financing Rate	(160)	06/17/2025	38,314,000	64,813
3-Month Secured Overnight Financing Rate	(940)	09/16/2025	225,647,000	884,650

The accompanying notes are an integral part of the consolidated financial statements.

18

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
3-Month Secured Overnight Financing Rate	(412)	12/16/2025	$99,075,700	$20,763
3-Month Secured Overnight Financing Rate	(156)	03/17/2026	37,551,150	18,313
3-Month Secured Overnight Financing Rate	(142)	06/16/2026	34,197,150	7,400
3-Month Secured Overnight Financing Rate	(124)	09/15/2026	29,865,400	1,750
3-Month Secured Overnight Financing Rate	(468)	12/15/2026	112,723,650	(33,488)
3-Month Secured Overnight Financing Rate	(103)	03/16/2027	24,810,125	(6,138)
3-Month Secured Overnight Financing Rate	(73)	06/15/2027	17,583,875	(5,200)
3-Month Secured Overnight Financing Rate	(21)	09/14/2027	5,057,850	(538)
3-Month Secured Overnight Financing Rate	(17)	12/14/2027	4,094,025	(838)
3-Month Secured Overnight Financing Rate	(15)	03/14/2028	3,611,813	150
3-Month Secured Overnight Financing Rate	(10)	06/20/2028	2,407,625	763
Arabica Coffee	(31)	05/20/2024	2,143,069	(23,288)
AUD/USD Cross Currency Rate	(2379)	03/18/2024	154,563,630	1,664,508
Austrailian Government 10 Year Bonds	(479)	03/15/2024	35,810,318	(110,980)
Austrailian Government 3 Year Bonds	(500)	03/15/2024	34,604,208	(42,810)
Australian 90 Day Bank Bills	(3)	09/12/2024	1,930,203	(173)
Australian 90 Day Bank Bills	(44)	12/12/2024	28,317,935	(848)
Australian 90 Day Bank Bills	(53)	03/13/2025	34,119,403	(2,358)
Australian 90 Day Bank Bills	(10)	06/12/2025	6,439,039	(818)
Australian 90 Day Bank Bills	(8)	09/11/2025	5,152,112	(708)
Australian 90 Day Bank Bills	(5)	12/11/2025	3,220,542	(362)
Brent Crude Oil	(54)	03/28/2024	4,423,140	47,370
British Pound/US Dollar Cross Currency Rate	(92)	03/18/2024	7,253,050	(17,103)
Canadian 10 Year Government Bonds	(479)	06/19/2024	42,307,578	(13,771)
Canadian 2-Year Bond Futures	(106)	06/19/2024	8,054,563	(3,865)
Canadian 5 Year Bonds	(49)	06/19/2024	4,016,689	(5,622)
Canadian Canola Oil	(407)	05/14/2024	3,560,931	67,491
Canadian Canola Oil	(44)	07/12/2024	389,634	(1,953)
Canadian Dollar/US Dollar Cross Currency Rate	(625)	03/19/2024	46,043,750	83,781
Class III Milk	(2)	04/02/2024	67,840	1,480
Class III Milk	(8)	04/30/2024	274,720	5,340
Copper	(309)	05/29/2024	29,718,075	(20,929)
Copper	(13)	07/29/2024	1,256,775	11,838
Corn No. 2 Yellow	(2189)	05/14/2024	47,008,775	654,313
Corn No. 2 Yellow	(1360)	07/12/2024	30,005,000	2,520,400
Corn No. 2 Yellow	(72)	09/13/2024	1,620,900	(36,888)
Corn No. 2 Yellow	(61)	12/13/2024	1,412,913	(22,788)
Crude Oil	(114)	03/20/2024	8,921,640	(73,003)
Crude Soybean Oil	(1088)	05/14/2024	29,513,088	1,138,904
Crude Soybean Oil	(102)	07/12/2024	2,791,944	85,656
Crude Soybean Oil	(41)	12/13/2024	1,108,476	52,056
Dow Jones Industrial Average Index	(23)	03/15/2024	4,489,945	(10,868)
E-mini Consumer Staples Select Sector	(4)	03/15/2024	300,240	(8,970)
Euro BUXL 30 Year Bonds	(44)	03/07/2024	6,332,454	(21,832)
Euro BUXL 30 Year Bonds	(2)	06/06/2024	288,098	(1,362)
Euro Half Dollars	(3)	03/18/2024	202,669	(688)
Euro STOXX 50 Quanto Index	(333)	03/15/2024	17,613,830	(685,692)
Euro/Pound Sterling Cross Currency Rate	(6)	03/18/2024	811,253	(521)
Euro/US Dollar Cross Currency Rate	(1316)	03/18/2024	177,808,050	92,390
Euro/US Dollar Cross Currency Rate	(5)	03/18/2024	67,556	(496)
Euro-BOBL	(1371)	03/07/2024	172,212,204	529,464

The accompanying notes are an integral part of the consolidated financial statements.

19

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Euro-BOBL	(10)	06/06/2024	$1,272,751	$(2,767)
Euro-Bund	(1852)	03/07/2024	265,517,920	227,191
Euro-Bund	(12)	06/06/2024	1,715,360	(5,588)
Euro-Schatz	(4404)	03/07/2024	500,497,818	2,400,030
Euro-Schatz	(190)	06/06/2024	21,701,613	(19,303)
Eurpoean Rapeseed	(116)	04/30/2024	2,582,681	50,892
Eurpoean Rapeseed	(22)	07/31/2024	491,305	7,471
French Government Bonds	(715)	03/07/2024	98,675,317	3,471,941
FTSE 100 Index	(492)	03/15/2024	47,364,782	(49,483)
FTSE China A50 Index	(1236)	03/28/2024	14,673,792	(13,346)
FTSE/JSE Top 40 Index	(478)	03/20/2024	16,503,959	411,741
German Stock Index	(85)	03/15/2024	40,761,856	(970,370)
Gold	(164)	04/26/2024	33,697,080	(229,000)
Hang Seng China Enterprises Index	(227)	03/27/2024	8,235,436	156,174
Hang Seng China Enterprises Index	(7)	03/27/2024	50,791	695
Hang Seng Index	(2)	03/27/2024	42,026	276
Hang Seng Index	(393)	03/27/2024	41,290,223	569,077
Hang Seng TECH Index	(131)	03/27/2024	2,871,141	(21,840)
Hard Red Winter Wheat	(452)	05/14/2024	13,271,850	281,875
Hard Red Winter Wheat	(174)	07/12/2024	4,995,975	64,713
ICE 3 Month SONIA Rate	(23)	12/17/2024	6,912,412	3,471
ICE 3 Month SONIA Rate	(1)	03/18/2025	301,376	(126)
ICE 3 Month SONIA Rate	(1)	06/17/2025	302,054	(142)
ICE 3 Month SONIA Rate	(1)	09/16/2025	302,607	(174)
ICE 3 Month SONIA Rate	(16)	12/16/2025	4,848,271	(5,586)
ICE 3 Month SONIA Rate	(1)	03/17/2026	303,317	(189)
ICE 3 Month SONIA Rate	(1)	06/16/2026	303,506	(174)
ICE 3 Month SONIA Rate	(1)	09/15/2026	303,664	(189)
ICE 3 Month SONIA Rate	(1)	12/15/2026	303,774	(189)
ICE 3 Month SONIA Rate	(1)	03/16/2027	303,869	(174)
ICE European Climate Exchange Emissions	(235)	12/16/2024	14,223,337	2,889,661
ICE European Climate Exchange Emissions	(8)	12/15/2025	502,788	19,336
ICE Rotterdam Coal	(2)	04/26/2024	205,700	12,700
ICE Rotterdam Coal	(2)	05/31/2024	201,000	17,400
ICE Rotterdam Coal	(2)	06/28/2024	198,400	20,000
Indian Rupee/US Dollar Cross Currency Rate	(1)	03/26/2024	60,300	(25)
Indian Rupee/US Dollar Cross Currency Rate	(1)	03/26/2024	24,100	14
Japanese Yen/US Dollar Cross Currency Rate	(2281)	03/18/2024	190,634,575	7,485,786
Lean Hogs	(7)	06/14/2024	280,560	(16,930)
LME Aluminum Forward	(5)	03/01/2024	268,200	5,475
LME Aluminum Forward	(20)	03/05/2024	1,094,695	(21,170)
LME Aluminum Forward	(1)	03/07/2024	54,820	(1,607)
LME Aluminum Forward	(7)	03/12/2024	384,080	3,496
LME Aluminum Forward	(1)	03/13/2024	54,879	1,309
LME Aluminum Forward	(123)	03/18/2024	6,756,452	(79,187)
LME Aluminum Forward	(1)	03/19/2024	54,934	991
LME Aluminum Forward	(1)	03/20/2024	54,937	1,343
LME Aluminum Forward	(1)	03/26/2024	55,012	1,322
LME Aluminum Forward	(3)	03/27/2024	165,223	3,989
LME Aluminum Forward	(15)	03/28/2024	826,301	19,973
LME Aluminum Forward	(7)	04/02/2024	385,665	9,361

The accompanying notes are an integral part of the consolidated financial statements.

20

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
LME Aluminum Forward	(1)	04/03/2024	$55,103	$1,535
LME Aluminum Forward	(1)	04/04/2024	55,128	1,173
LME Aluminum Forward	(15)	04/09/2024	827,355	11,833
LME Aluminum Forward	(11)	04/10/2024	606,845	8,067
LME Aluminum Forward	(1)	04/12/2024	55,211	(48)
LME Aluminum Forward	(110)	04/15/2024	6,073,843	(40,878)
LME Aluminum Forward	(5)	04/17/2024	276,096	(5,171)
LME Aluminum Forward	(1)	04/18/2024	55,223	(1,261)
LME Aluminum Forward	(10)	04/19/2024	552,450	12,763
LME Aluminum Forward	(23)	04/22/2024	1,271,135	25,116
LME Aluminum Forward	(1)	04/23/2024	55,279	433
LME Aluminum Forward	(1)	04/25/2024	55,329	1,583
LME Aluminum Forward	(1)	04/26/2024	55,342	(1,157)
LME Aluminum Forward	(28)	05/02/2024	1,552,019	9,819
LME Aluminum Forward	(133)	05/13/2024	7,387,186	65,881
LME Aluminum Forward	(2)	05/16/2024	111,076	(1,701)
LME Aluminum Forward	(13)	05/23/2024	723,938	(13,213)
LME Copper Forward	(1)	03/01/2024	208,869	172
LME Copper Forward	(2)	03/05/2024	420,335	6,803
LME Copper Forward	(9)	03/08/2024	1,893,364	9,611
LME Copper Forward	(7)	03/11/2024	1,472,840	(21,915)
LME Copper Forward	(14)	03/18/2024	2,949,450	(27,220)
LME Copper Forward	(11)	03/19/2024	2,317,975	22,806
LME Copper Forward	(2)	03/27/2024	422,513	6,690
LME Copper Forward	(1)	04/08/2024	211,422	(1,038)
LME Copper Forward	(35)	04/15/2024	7,403,375	(191,022)
LME Copper Forward	(1)	04/16/2024	211,544	(4,556)
LME Copper Forward	(2)	04/25/2024	423,794	(2,138)
LME Copper Forward	(1)	05/02/2024	212,106	(2,731)
LME Copper Forward	(11)	05/10/2024	2,333,513	(69,675)
LME Copper Forward	(35)	05/13/2024	7,425,688	(202,900)
LME Copper Forward	(12)	05/14/2024	2,545,575	(13,200)
LME Copper Forward	(1)	05/23/2024	212,338	(1,300)
LME Lead Forward	(6)	03/01/2024	308,775	1,188
LME Lead Forward	(5)	03/01/2024	261,043	4,320
LME Lead Forward	(10)	03/05/2024	515,075	(3,614)
LME Lead Forward	(4)	03/07/2024	206,390	(2,828)
LME Lead Forward	(1)	03/12/2024	51,665	(128)
LME Lead Forward	(67)	03/18/2024	3,470,600	(13,663)
LME Lead Forward	(1)	03/19/2024	51,728	3,279
LME Lead Forward	(4)	03/27/2024	204,996	2,475
LME Lead Forward	(1)	04/02/2024	51,292	3,190
LME Lead Forward	(3)	04/03/2024	153,939	9,524
LME Lead Forward	(5)	04/12/2024	257,695	4,243
LME Lead Forward	(40)	04/15/2024	2,062,350	15,385
LME Lead Forward	(3)	04/19/2024	153,720	6,968
LME Lead Forward	(4)	04/22/2024	204,976	3,574
LME Lead Forward	(8)	04/25/2024	410,106	23,225
LME Lead Forward	(4)	04/26/2024	205,069	3,531
LME Lead Forward	(3)	04/30/2024	153,821	2,555
LME Lead Forward	(4)	05/02/2024	205,237	6,638

The accompanying notes are an integral part of the consolidated financial statements.

21

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
LME Lead Forward	(3)	05/07/2024	$153,971	$(1,433)
LME Lead Forward	(7)	05/09/2024	359,527	(5,452)
LME Lead Forward	(32)	05/13/2024	1,644,552	(15,086)
LME Lead Forward	(3)	05/21/2024	154,177	2,473
LME Lead Forward	(21)	05/23/2024	1,080,529	11,846
LME Nickel Forward	(5)	03/05/2024	530,400	(43,438)
LME Nickel Forward	(1)	03/06/2024	106,101	(4,791)
LME Nickel Forward	(2)	03/11/2024	212,403	(14,541)
LME Nickel Forward	(2)	03/14/2024	212,568	(6,792)
LME Nickel Forward	(27)	03/18/2024	2,870,559	(218,847)
LME Nickel Forward	(3)	03/19/2024	319,005	(15,111)
LME Nickel Forward	(2)	03/26/2024	212,899	(12,091)
LME Nickel Forward	(6)	03/27/2024	639,186	(41,247)
LME Nickel Forward	(2)	04/03/2024	213,160	(18,766)
LME Nickel Forward	(1)	04/08/2024	106,662	(9,582)
LME Nickel Forward	(1)	04/09/2024	106,678	(9,364)
LME Nickel Forward	(2)	04/10/2024	213,389	(18,671)
LME Nickel Forward	(1)	04/12/2024	106,760	(9,830)
LME Nickel Forward	(28)	04/15/2024	2,989,728	(271,917)
LME Nickel Forward	(1)	04/17/2024	106,812	(9,369)
LME Nickel Forward	(2)	04/18/2024	213,732	(18,738)
LME Nickel Forward	(1)	04/19/2024	106,884	(9,393)
LME Nickel Forward	(1)	04/24/2024	106,938	(9,369)
LME Nickel Forward	(6)	04/25/2024	641,952	(37,682)
LME Nickel Forward	(2)	04/26/2024	214,020	(18,684)
LME Nickel Forward	(2)	05/02/2024	214,272	(22,062)
LME Nickel Forward	(1)	05/03/2024	107,150	(10,490)
LME Nickel Forward	(26)	05/13/2024	2,788,032	(263,796)
LME Nickel Forward	(1)	05/21/2024	107,282	(3,242)
LME Nickel Forward	(2)	05/23/2024	214,713	(8,091)
LME Tin Forward	(1)	03/06/2024	131,907	(8,032)
LME Tin Forward	(1)	03/11/2024	132,012	1,019
LME Tin Forward	(1)	05/02/2024	132,841	(6,666)
LME Tin Forward	(1)	05/16/2024	132,880	(880)
LME Zinc Forward	(5)	03/01/2024	296,156	16,664
LME Zinc Forward	(1)	03/04/2024	59,586	3,877
LME Zinc Forward	(1)	03/04/2024	59,544	2,244
LME Zinc Forward	(9)	03/05/2024	536,456	23,756
LME Zinc Forward	(1)	03/06/2024	59,627	473
LME Zinc Forward	(5)	03/07/2024	298,448	(48)
LME Zinc Forward	(1)	03/08/2024	59,711	4,205
LME Zinc Forward	(1)	03/13/2024	59,756	3,763
LME Zinc Forward	(6)	03/14/2024	358,808	25,939
LME Zinc Forward	(58)	03/18/2024	3,470,213	82,477
LME Zinc Forward	(1)	03/20/2024	59,850	6,200
LME Zinc Forward	(5)	03/25/2024	299,485	24,741
LME Zinc Forward	(6)	03/26/2024	359,438	36,863
LME Zinc Forward	(4)	03/27/2024	240,021	20,036
LME Zinc Forward	(1)	04/02/2024	60,041	3,747
LME Zinc Forward	(1)	04/04/2024	60,103	2,709
LME Zinc Forward	(5)	04/05/2024	300,594	11,045

The accompanying notes are an integral part of the consolidated financial statements.

22

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
LME Zinc Forward	(1)	04/09/2024	$60,150	$2,888
LME Zinc Forward	(1)	04/11/2024	60,213	2,915
LME Zinc Forward	(60)	04/15/2024	3,614,625	49,692
LME Zinc Forward	(6)	04/16/2024	361,482	6,581
LME Zinc Forward	(1)	04/17/2024	60,250	1,450
LME Zinc Forward	(11)	04/25/2024	663,817	3,003
LME Zinc Forward	(12)	04/26/2024	724,350	34,388
LME Zinc Forward	(6)	04/30/2024	362,175	5,250
LME Zinc Forward	(6)	05/02/2024	362,582	1,069
LME Zinc Forward	(5)	05/03/2024	302,219	(9,056)
LME Zinc Forward	(8)	05/07/2024	483,690	(21,203)
LME Zinc Forward	(3)	05/09/2024	181,594	(5,775)
LME Zinc Forward	(4)	05/10/2024	242,150	(11,000)
LME Zinc Forward	(61)	05/13/2024	3,693,169	(151,823)
LME Zinc Forward	(11)	05/21/2024	666,394	(9,419)
LME Zinc Forward	(2)	05/23/2024	121,288	(188)
London Metals - Aluminum	(3389)	03/18/2024	186,159,465	2,347,350
London Metals - Aluminum	(999)	06/17/2024	55,869,575	50,432
London Metals - Copper	(795)	03/18/2024	167,486,625	(1,148,778)
London Metals - Copper	(268)	06/17/2024	57,013,650	(1,000,901)
London Metals - Lead	(990)	03/18/2024	51,282,000	(199,034)
London Metals - Lead	(398)	06/17/2024	20,543,467	(404,984)
London Metals - Nickel	(97)	03/18/2024	10,312,749	(56,645)
London Metals - Nickel	(123)	06/17/2024	13,256,694	(1,236,467)
London Metals - Tin	(1)	03/18/2024	132,140	(14,294)
London Metals - Tin	(1)	06/17/2024	133,005	(2,334)
London Metals - Zinc	(732)	03/18/2024	43,796,475	1,829,139
London Metals - Zinc	(10)	05/13/2024	605,438	(4,968)
London Metals - Zinc	(375)	06/17/2024	22,807,031	(752,170)
Long Gilt	(291)	06/26/2024	36,031,545	(21,030)
Maize	(11)	06/05/2024	103,878	1,324
Milling Wheat No. 2	(6)	03/11/2024	61,849	8,160
Milling Wheat No. 2	(582)	05/10/2024	6,164,455	472,310
Milling Wheat No. 2	(97)	09/10/2024	1,074,586	7,295
Milling Wheat No. 2	(32)	12/10/2024	364,014	1,864
MSCI Emerging Markets Index	(3)	03/15/2024	152,520	(60)
MSCI Singapore Index	(78)	03/27/2024	1,631,823	11,211
Nasdaq 100 Index	(17)	03/15/2024	6,148,135	(11,800)
Natural Gas	(28)	03/25/2024	130,200	(8,588)
Natural Gas	(684)	03/26/2024	12,722,400	(475,585)
Natural Gas	(170)	03/27/2024	3,289,391	109,275
Natural Gas	(576)	04/26/2024	11,566,080	(4,770)
Natural Gas	(5)	04/29/2024	100,679	(7,523)
Natural Gas	(159)	05/29/2024	3,575,910	(10,930)
Natural Gas	(86)	06/26/2024	2,156,020	(154,200)
Natural Gas	(37)	09/26/2024	976,800	(52,500)
New Zealand Dollar/US Dollar Cross Currency Rate	(26)	03/18/2024	1,581,320	16,505
Nikkei 225 Index	(24)	03/07/2024	3,145,678	(23,173)
Nikkei 225 Index	(84)	03/07/2024	10,997,265	(51,061)
NY Harbor ULSD	(5)	03/28/2024	556,479	(2,474)
Oats	(1)	05/14/2024	18,550	(825)

The accompanying notes are an integral part of the consolidated financial statements.

23

Abbey Capital Futures Strategy Fund

Consolidated Schedule of Open Futures Contracts (Concluded)

as of February 29, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Palladium	(76)	06/26/2024	$7,195,680	$254,430
Phelix DE Base Yearly	(5)	12/27/2024	3,528,654	1,186,317
Phelix DE Baseload Quarterly	(2)	03/26/2024	263,003	168,160
Platinum	(326)	04/26/2024	14,409,200	237,150
Red Spring Wheat	(108)	05/14/2024	3,558,600	73,463
Red Spring Wheat	(14)	07/12/2024	463,925	2,950
S&P Real Estate Select Sector Stock Index	(1)	03/15/2024	47,900	(525)
Short-term Euro-BTP	(19)	03/07/2024	2,163,795	32
Silver	(372)	05/29/2024	42,566,100	(281,970)
Silver	(5)	07/29/2024	577,550	(3,025)
South African Rand/US Dollar Cross Currency Rate	(3)	03/18/2024	78,038	1,825
Soybean Meal	(622)	05/14/2024	20,476,240	860,514
Soybean Meal	(93)	07/12/2024	3,080,160	113,760
Soybeans	(1180)	05/14/2024	67,304,250	2,363,757
Soybeans	(485)	07/12/2024	27,917,813	1,053,125
Soybeans	(79)	11/14/2024	4,476,338	21,350
STOXX 600 Utilities Index	(9)	03/15/2024	174,068	(438)
Sugar #11	(1037)	04/30/2024	25,191,634	802,250
Sugar #11	(11)	06/28/2024	265,250	4,245
Sugar #11	(3)	09/30/2024	72,610	1,154
Sugar #11	(2)	02/28/2025	48,922	594
Swiss Franc/US Dollar Cross Currency Rate	(166)	03/18/2024	23,496,263	177,898
Three-Month CORRA Futures	(130)	09/17/2024	22,810,946	(6,724)
U.S. Treasury 10 Year Notes	(1442)	06/18/2024	159,250,875	(339,883)
U.S. Treasury 2 Year Notes	(2357)	06/28/2024	482,595,751	(293,835)
U.S. Treasury 5 Year Note	(2557)	06/28/2024	273,359,281	(377,430)
U.S. Treasury Long Bonds	(377)	06/18/2024	44,957,250	(175,398)
U.S. Treasury Ultra Bonds	(135)	06/18/2024	17,263,125	(185,266)
UK Natural Gas	(80)	03/27/2024	1,865,590	(66,934)
UK Natural Gas	(10)	04/29/2024	240,502	(15,731)
US 3 Year Notes	(9)	06/28/2024	1,878,188	(1,992)
Wheat	(527)	05/14/2024	15,184,188	346,428
Wheat	(602)	07/12/2024	17,435,425	1,251,875
Wheat	(26)	09/13/2024	762,775	4,000
Wheat	(3)	12/13/2024	90,113	6,075
White Sugar	(25)	04/15/2024	768,875	13,290
White Sugar	(13)	07/16/2024	390,520	6,420
White Sugar	(3)	09/13/2024	89,085	965
				$29,161,356
Total Unrealized Appreciation (Depreciation) on Futures Contracts				$91,772,574

The accompanying notes are an integral part of the consolidated financial statements.

24

Abbey Capital Futures Strategy Fund

Schedule of Forward Currency Contracts

as of February 29, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/27/2024	AUD	15,000,000	CAD	13,291,512	Bank of America Securities, Inc.	$(39,153)
03/27/2024	AUD	4,136,960	EUR	2,500,000	Bank of America Securities, Inc.	(13,676)
03/27/2024	AUD	4,834,314	GBP	2,500,000	Bank of America Securities, Inc.	(11,224)
03/01/2024	AUD	1,600,000	JPY	157,105,273	Bank of America Securities, Inc.	(8,056)
03/04/2024	AUD	1,400,000	JPY	136,648,302	Bank of America Securities, Inc.	(1,925)
03/27/2024	AUD	28,200,000	JPY	2,760,242,624	Bank of America Securities, Inc.	(146,062)
03/01/2024	AUD	6,400,000	NZD	6,820,344	Bank of America Securities, Inc.	7,562
03/27/2024	AUD	31,800,000	NZD	33,833,083	Bank of America Securities, Inc.	88,468
03/01/2024	AUD	17,154,872	USD	11,191,816	Bank of America Securities, Inc.	(40,802)
03/04/2024	AUD	15,254,872	USD	9,931,383	Bank of America Securities, Inc.	(14,509)
03/20/2024	AUD	11,700,000	USD	7,668,650	Bank of America Securities, Inc.	(58,750)
03/22/2024	AUD	51,472,000	USD	34,856,684	Bank of America Securities, Inc.	(1,376,102)
03/27/2024	AUD	2,300,000	USD	1,507,991	Bank of America Securities, Inc.	(11,680)
04/18/2024	AUD	142,670,000	USD	93,873,196	Bank of America Securities, Inc.	(990,836)
03/04/2024	BRL	36,211,351	USD	7,289,360	Bank of America Securities, Inc.	(8,418)
03/20/2024	BRL	89,231,518	USD	17,800,000	Bank of America Securities, Inc.	111,150
04/02/2024	BRL	16,424,474	USD	3,300,000	Bank of America Securities, Inc.	(7,526)
03/27/2024	CAD	38,355,034	AUD	43,400,000	Bank of America Securities, Inc.	38,284
03/27/2024	CAD	20,600,000	JPY	2,282,477,668	Bank of America Securities, Inc.	(106,289)
03/01/2024	CAD	175,850,506	USD	129,497,737	Bank of America Securities, Inc.	77,534
03/20/2024	CAD	21,942,227	USD	16,280,226	Bank of America Securities, Inc.	(107,472)
03/22/2024	CAD	46,243,000	USD	34,574,220	Bank of America Securities, Inc.	(489,273)
03/27/2024	CAD	200,000	USD	148,025	Bank of America Securities, Inc.	(597)
03/20/2024	CHF	34,830,837	EUR	37,300,000	Bank of America Securities, Inc.	(874,618)
03/27/2024	CHF	25,400,080	EUR	26,750,000	Bank of America Securities, Inc.	(136,107)
03/27/2024	CHF	4,433,836	GBP	4,000,000	Bank of America Securities, Inc.	(21,329)
03/27/2024	CHF	13,000,000	JPY	2,210,581,225	Bank of America Securities, Inc.	(65,488)
03/01/2024	CHF	40,282,258	USD	45,729,044	Bank of America Securities, Inc.	(174,175)
03/04/2024	CHF	40,282,258	USD	45,894,305	Bank of America Securities, Inc.	(325,212)
03/20/2024	CHF	2,813,565	USD	3,250,000	Bank of America Securities, Inc.	(61,475)
03/22/2024	CHF	53,811,000	USD	63,631,628	Bank of America Securities, Inc.	(2,635,445)
03/27/2024	CHF	16,250,000	USD	18,459,423	Bank of America Securities, Inc.	(29,153)
03/06/2024	CLP	96,130,726	USD	100,000	Bank of America Securities, Inc.	(523)
03/08/2024	CLP	96,762,856	USD	100,000	Bank of America Securities, Inc.	121
03/11/2024	CLP	784,689,928	USD	800,000	Bank of America Securities, Inc.	11,791
03/12/2024	CLP	491,289,280	USD	500,000	Bank of America Securities, Inc.	8,230
03/27/2024	CLP	296,084,568	USD	300,000	Bank of America Securities, Inc.	6,051
03/01/2024	CNH	1,500,000	USD	207,864	Bank of America Securities, Inc.	298
03/20/2024	CNH	33,239,276	USD	4,637,764	Bank of America Securities, Inc.	(18,908)
03/27/2024	CNH	6,475,239	USD	900,000	Bank of America Securities, Inc.	234
03/01/2024	COP	797,276,000	USD	200,000	Bank of America Securities, Inc.	3,095
03/05/2024	COP	781,560,713	USD	200,000	Bank of America Securities, Inc.	(1,037)
03/07/2024	COP	800,950,000	USD	200,000	Bank of America Securities, Inc.	3,833
03/08/2024	COP	397,426,000	USD	100,000	Bank of America Securities, Inc.	1,122
03/11/2024	COP	1,179,788,200	USD	300,000	Bank of America Securities, Inc.	26
03/20/2024	COP	19,489,748,760	USD	4,850,000	Bank of America Securities, Inc.	98,319
03/21/2024	COP	395,374,000	USD	100,000	Bank of America Securities, Inc.	365
03/26/2024	COP	1,184,017,070	USD	300,000	Bank of America Securities, Inc.	290
03/27/2024	EUR	13,750,000	AUD	22,664,321	Bank of America Securities, Inc.	133,093
03/27/2024	EUR	15,750,000	CAD	22,937,194	Bank of America Securities, Inc.	133,948
03/20/2024	EUR	26,100,000	CHF	24,686,140	Bank of America Securities, Inc.	256,275

The accompanying notes are an integral part of the consolidated financial statements.

25

Abbey Capital Futures Strategy Fund

Schedule of Forward Currency Contracts (Continued)

as of February 29, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/27/2024	EUR	1,250,000	CHF	1,190,189	Bank of America Securities, Inc.	$2,652
03/20/2024	EUR	5,400,000	CZK	134,984,464	Bank of America Securities, Inc.	85,301
03/20/2024	EUR	11,900,000	GBP	10,186,601	Bank of America Securities, Inc.	12,072
03/27/2024	EUR	3,400,000	GBP	2,910,019	Bank of America Securities, Inc.	4,942
03/20/2024	EUR	1,350,000	HUF	531,575,786	Bank of America Securities, Inc.	(578)
03/27/2024	EUR	900,000	HUF	351,639,909	Bank of America Securities, Inc.	8,034
03/21/2024	EUR	64,050,000	JPY	10,236,205,475	Bank of America Securities, Inc.	776,494
03/27/2024	EUR	9,300,000	JPY	1,502,669,114	Bank of America Securities, Inc.	(4,256)
03/01/2024	EUR	523,690	NOK	6,000,000	Bank of America Securities, Inc.	1,110
03/04/2024	EUR	608,074	NOK	7,000,000	Bank of America Securities, Inc.	(1,810)
03/20/2024	EUR	19,574,249	NOK	226,308,005	Bank of America Securities, Inc.	(144,517)
03/27/2024	EUR	11,750,000	NOK	133,230,391	Bank of America Securities, Inc.	161,346
03/01/2024	EUR	332,078	PLN	1,432,131	Bank of America Securities, Inc.	276
03/20/2024	EUR	687,863	PLN	3,000,000	Bank of America Securities, Inc.	(7,055)
03/27/2024	EUR	1,000,000	PLN	4,317,605	Bank of America Securities, Inc.	1,121
03/01/2024	EUR	267,872	SEK	3,000,000	Bank of America Securities, Inc.	119
03/04/2024	EUR	89,229	SEK	1,000,000	Bank of America Securities, Inc.	(27)
03/20/2024	EUR	5,855,632	SEK	66,467,476	Bank of America Securities, Inc.	(83,312)
03/27/2024	EUR	16,625,000	SEK	186,581,742	Bank of America Securities, Inc.	(31,104)
03/01/2024	EUR	34,935,536	USD	37,904,209	Bank of America Securities, Inc.	(144,401)
03/04/2024	EUR	3,400,165	USD	3,686,479	Bank of America Securities, Inc.	(11,011)
03/20/2024	EUR	10,700,000	USD	11,600,069	Bank of America Securities, Inc.	(25,905)
03/22/2024	EUR	39,169,000	USD	43,042,338	Bank of America Securities, Inc.	(669,679)
03/27/2024	EUR	21,125,000	USD	22,866,549	Bank of America Securities, Inc.	(8,803)
04/18/2024	EUR	10,068,000	USD	10,934,736	Bank of America Securities, Inc.	(30,511)
03/27/2024	GBP	13,500,000	AUD	25,983,005	Bank of America Securities, Inc.	140,167
03/27/2024	GBP	250,000	CHF	278,221	Bank of America Securities, Inc.	78
03/04/2024	GBP	342,519	EUR	400,000	Bank of America Securities, Inc.	(15)
03/20/2024	GBP	48,374,378	EUR	56,500,000	Bank of America Securities, Inc.	(45,417)
03/27/2024	GBP	23,649,544	EUR	27,600,000	Bank of America Securities, Inc.	(5,977)
03/27/2024	GBP	11,625,000	JPY	2,192,401,638	Bank of America Securities, Inc.	(11,190)
03/01/2024	GBP	82,645,198	USD	104,547,111	Bank of America Securities, Inc.	(222,988)
03/04/2024	GBP	82,045,198	USD	103,951,786	Bank of America Securities, Inc.	(383,650)
03/20/2024	GBP	28,650,000	USD	36,193,875	Bank of America Securities, Inc.	(24,527)
03/22/2024	GBP	51,681,000	USD	65,722,042	Bank of America Securities, Inc.	(476,223)
03/27/2024	GBP	14,000,000	USD	17,628,941	Bank of America Securities, Inc.	46,250
03/20/2024	HUF	3,061,494,481	EUR	7,900,000	Bank of America Securities, Inc.	(131,848)
03/01/2024	HUF	325,949,003	USD	900,000	Bank of America Securities, Inc.	(2,713)
03/27/2024	HUF	2,499,469,276	USD	6,900,000	Bank of America Securities, Inc.	(35,151)
04/18/2024	HUF	2,642,500,000	USD	7,332,717	Bank of America Securities, Inc.	(86,526)
03/28/2024	IDR	6,257,975,000	USD	400,000	Bank of America Securities, Inc.	(2,081)
03/20/2024	ILS	6,166,017	USD	1,700,000	Bank of America Securities, Inc.	26,853
03/27/2024	ILS	5,069,603	USD	1,400,000	Bank of America Securities, Inc.	20,131
03/01/2024	INR	386,183,818	USD	4,641,571	Bank of America Securities, Inc.	15,815
03/04/2024	INR	349,962,753	USD	4,209,985	Bank of America Securities, Inc.	10,220
03/05/2024	INR	95,398,055	USD	1,148,444	Bank of America Securities, Inc.	1,930
03/06/2024	INR	431,234,294	USD	5,200,000	Bank of America Securities, Inc.	(32)
03/11/2024	INR	865,119,691	USD	10,435,567	Bank of America Securities, Inc.	(5,404)
03/13/2024	INR	463,144,895	USD	5,582,985	Bank of America Securities, Inc.	452
03/20/2024	INR	527,435,027	USD	6,350,000	Bank of America Securities, Inc.	6,941
03/28/2024	INR	1,021,948,550	USD	12,300,000	Bank of America Securities, Inc.	13,673

The accompanying notes are an integral part of the consolidated financial statements.

26

Abbey Capital Futures Strategy Fund

Schedule of Forward Currency Contracts (Continued)

as of February 29, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/01/2024	JPY	156,102,353	AUD	1,600,000	Bank of America Securities, Inc.	$1,366
03/04/2024	JPY	77,999,295	AUD	800,000	Bank of America Securities, Inc.	530
03/21/2024	JPY	95,136,303	EUR	600,000	Bank of America Securities, Inc.	(12,315)
03/01/2024	JPY	36,822,418	NZD	400,000	Bank of America Securities, Inc.	2,111
03/27/2024	JPY	36,367,616	NZD	400,000	Bank of America Securities, Inc.	99
03/01/2024	JPY	11,206,415,208	USD	74,782,252	Bank of America Securities, Inc.	(21,446)
03/04/2024	JPY	185,455,400	USD	1,237,660	Bank of America Securities, Inc.	131
03/21/2024	JPY	330,353,530	USD	2,204,707	Bank of America Securities, Inc.	6,294
03/22/2024	JPY	927,302,000	USD	6,500,190	Bank of America Securities, Inc.	(292,889)
04/17/2024	JPY	212,946,022	USD	1,422,652	Bank of America Securities, Inc.	9,025
03/05/2024	KRW	266,502,557	USD	200,000	Bank of America Securities, Inc.	189
03/06/2024	KRW	17,720,719,509	USD	13,300,000	Bank of America Securities, Inc.	11,953
03/20/2024	KRW	19,467,883,544	USD	14,600,000	Bank of America Securities, Inc.	35,569
03/20/2024	MXN	355,166,233	USD	20,700,000	Bank of America Securities, Inc.	69,448
03/22/2024	MXN	336,465,000	USD	19,121,361	Bank of America Securities, Inc.	547,968
03/27/2024	MXN	205,000,000	USD	11,955,115	Bank of America Securities, Inc.	19,034
04/18/2024	MXN	420,000	USD	24,434	Bank of America Securities, Inc.	9
03/01/2024	NOK	6,000,000	EUR	523,761	Bank of America Securities, Inc.	(1,187)
03/04/2024	NOK	7,000,000	EUR	608,051	Bank of America Securities, Inc.	1,836
03/20/2024	NOK	166,431,012	EUR	14,692,826	Bank of America Securities, Inc.	(215,598)
03/01/2024	NOK	8,500,000	SEK	8,304,331	Bank of America Securities, Inc.	(816)
03/04/2024	NOK	8,500,000	SEK	8,297,475	Bank of America Securities, Inc.	(193)
03/27/2024	NOK	16,500,000	SEK	16,099,617	Bank of America Securities, Inc.	(310)
03/01/2024	NOK	4,242,319	USD	400,573	Bank of America Securities, Inc.	(1,147)
03/04/2024	NOK	12,812,946	USD	1,210,962	Bank of America Securities, Inc.	(4,497)
03/20/2024	NOK	126,303,859	USD	11,966,300	Bank of America Securities, Inc.	(68,632)
03/27/2024	NOK	51,653,360	USD	4,900,000	Bank of America Securities, Inc.	(33,429)
03/01/2024	NZD	6,836,024	AUD	6,400,000	Bank of America Securities, Inc.	1,985
03/27/2024	NZD	61,355,992	AUD	57,600,000	Bank of America Securities, Inc.	(115,537)
03/01/2024	NZD	400,000	JPY	36,513,547	Bank of America Securities, Inc.	(51)
03/27/2024	NZD	28,400,000	JPY	2,611,647,892	Bank of America Securities, Inc.	(204,968)
03/01/2024	NZD	9,100,000	USD	5,556,807	Bank of America Securities, Inc.	(16,270)
03/04/2024	NZD	2,200,000	USD	1,341,002	Bank of America Securities, Inc.	(1,532)
03/20/2024	NZD	36,850,000	USD	22,684,459	Bank of America Securities, Inc.	(248,057)
03/22/2024	NZD	43,400,000	USD	27,234,881	Bank of America Securities, Inc.	(810,413)
03/27/2024	NZD	4,200,000	USD	2,564,814	Bank of America Securities, Inc.	(7,595)
03/20/2024	PEN	189,419	USD	50,000	Bank of America Securities, Inc.	66
03/20/2024	PHP	64,392,105	USD	1,150,000	Bank of America Securities, Inc.	(4,933)
03/27/2024	PHP	33,563,360	USD	600,000	Bank of America Securities, Inc.	(3,220)
03/01/2024	PLN	1,432,170	EUR	332,147	Bank of America Securities, Inc.	(341)
03/20/2024	PLN	99,163,836	EUR	22,814,482	Bank of America Securities, Inc.	149,460
03/27/2024	PLN	10,829,727	EUR	2,500,000	Bank of America Securities, Inc.	6,139
03/27/2024	PLN	63,832,569	USD	15,900,000	Bank of America Securities, Inc.	80,342
04/18/2024	PLN	107,530,000	USD	26,922,941	Bank of America Securities, Inc.	(10,125)
03/01/2024	SEK	3,000,000	EUR	267,897	Bank of America Securities, Inc.	(146)
03/04/2024	SEK	1,000,000	EUR	89,234	Bank of America Securities, Inc.	23
03/20/2024	SEK	416,133,187	EUR	37,025,209	Bank of America Securities, Inc.	126,959
03/27/2024	SEK	185,894,112	EUR	16,625,000	Bank of America Securities, Inc.	(35,306)
03/01/2024	SEK	8,284,519	NOK	8,500,000	Bank of America Securities, Inc.	(1,096)
03/27/2024	SEK	173,000,527	NOK	174,500,000	Bank of America Securities, Inc.	267,409
03/01/2024	SEK	1,210,872	USD	117,027	Bank of America Securities, Inc.	(215)

The accompanying notes are an integral part of the consolidated financial statements.

27

Abbey Capital Futures Strategy Fund

Schedule of Forward Currency Contracts (Continued)

as of February 29, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/04/2024	SEK	18,995,194	USD	1,837,848	Bank of America Securities, Inc.	$(5,166)
03/20/2024	SEK	236,508,213	USD	22,730,043	Bank of America Securities, Inc.	104,472
03/27/2024	SEK	54,610,706	USD	5,300,000	Bank of America Securities, Inc.	(25,792)
04/17/2024	SEK	16,208,694	USD	1,567,172	Bank of America Securities, Inc.	(359)
04/18/2024	SEK	36,450,000	USD	3,528,277	Bank of America Securities, Inc.	(4,691)
03/20/2024	SGD	67,089	USD	50,000	Bank of America Securities, Inc.	(95)
03/27/2024	SGD	51,366,385	USD	38,200,000	Bank of America Securities, Inc.	22,039
03/20/2024	TRY	9,000,000	USD	282,394	Bank of America Securities, Inc.	(869)
03/29/2024	TRY	26,538,891	USD	825,042	Bank of America Securities, Inc.	(3,660)
03/05/2024	TWD	6,274,678	USD	200,000	Bank of America Securities, Inc.	(1,379)
03/06/2024	TWD	134,847,772	USD	4,300,000	Bank of America Securities, Inc.	(30,984)
03/01/2024	USD	11,165,428	AUD	17,154,872	Bank of America Securities, Inc.	14,414
03/04/2024	USD	1,171,134	AUD	1,800,000	Bank of America Securities, Inc.	991
03/20/2024	USD	35,678,890	AUD	54,750,000	Bank of America Securities, Inc.	68,459
03/22/2024	USD	47,956,488	AUD	73,211,000	Bank of America Securities, Inc.	335,510
03/27/2024	USD	10,336,802	AUD	15,800,000	Bank of America Securities, Inc.	57,794
04/18/2024	USD	332,734	AUD	507,000	Bank of America Securities, Inc.	2,662
03/04/2024	USD	7,278,037	BRL	36,205,975	Bank of America Securities, Inc.	(1,825)
03/20/2024	USD	3,100,000	BRL	15,474,835	Bank of America Securities, Inc.	(6,213)
04/02/2024	USD	300,000	BRL	1,496,480	Bank of America Securities, Inc.	13
03/01/2024	USD	3,817,097	CAD	5,184,429	Bank of America Securities, Inc.	(3,044)
03/20/2024	USD	39,400,991	CAD	53,334,529	Bank of America Securities, Inc.	90,203
03/22/2024	USD	50,897,762	CAD	68,871,000	Bank of America Securities, Inc.	134,093
03/27/2024	USD	8,285,904	CAD	11,200,000	Bank of America Securities, Inc.	29,936
04/18/2024	USD	6,419,203	CAD	8,685,000	Bank of America Securities, Inc.	15,014
03/01/2024	USD	45,879,565	CHF	40,282,258	Bank of America Securities, Inc.	324,695
03/20/2024	USD	8,850,000	CHF	7,752,249	Bank of America Securities, Inc.	64,618
03/22/2024	USD	65,719,937	CHF	57,490,000	Bank of America Securities, Inc.	553,510
03/27/2024	USD	4,842,550	CHF	4,250,000	Bank of America Securities, Inc.	22,326
04/18/2024	USD	151,832,461	CHF	132,821,000	Bank of America Securities, Inc.	808,434
03/06/2024	USD	100,000	CLP	94,957,000	Bank of America Securities, Inc.	1,737
03/08/2024	USD	100,000	CLP	95,063,227	Bank of America Securities, Inc.	1,638
03/11/2024	USD	800,000	CLP	758,864,000	Bank of America Securities, Inc.	14,926
03/12/2024	USD	500,000	CLP	484,301,016	Bank of America Securities, Inc.	(1,001)
03/20/2024	USD	7,400,000	CLP	7,085,217,480	Bank of America Securities, Inc.	73,574
03/25/2024	USD	100,000	CLP	96,841,000	Bank of America Securities, Inc.	(111)
03/27/2024	USD	700,000	CLP	690,410,280	Bank of America Securities, Inc.	(13,650)
03/28/2024	USD	1,700,000	CLP	1,656,509,000	Bank of America Securities, Inc.	(12,176)
03/01/2024	USD	207,860	CNH	1,500,000	Bank of America Securities, Inc.	(302)
03/20/2024	USD	32,685,058	CNH	234,627,182	Bank of America Securities, Inc.	81,786
03/27/2024	USD	18,200,000	CNH	130,967,786	Bank of America Securities, Inc.	(8,079)
03/01/2024	USD	202,060	COP	797,276,000	Bank of America Securities, Inc.	(1,035)
03/05/2024	USD	200,000	COP	785,653,687	Bank of America Securities, Inc.	(5)
03/07/2024	USD	200,000	COP	793,416,287	Bank of America Securities, Inc.	(1,916)
03/08/2024	USD	100,000	COP	394,490,644	Bank of America Securities, Inc.	(375)
03/11/2024	USD	300,000	COP	1,192,165,928	Bank of America Securities, Inc.	(3,174)
03/20/2024	USD	100,000	COP	396,124,290	Bank of America Securities, Inc.	(573)
03/21/2024	USD	200,000	COP	787,029,287	Bank of America Securities, Inc.	214
03/27/2024	USD	200,000	COP	795,048,012	Bank of America Securities, Inc.	(1,603)
03/27/2024	USD	200,000	CZK	4,681,460	Bank of America Securities, Inc.	391
03/01/2024	USD	37,801,231	EUR	34,935,199	Bank of America Securities, Inc.	41,787

The accompanying notes are an integral part of the consolidated financial statements.

28

Abbey Capital Futures Strategy Fund

Schedule of Forward Currency Contracts (Continued)

as of February 29, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/04/2024	USD	37,258,024	EUR	34,335,199	Bank of America Securities, Inc.	$142,788
03/20/2024	USD	45,045,637	EUR	41,800,000	Bank of America Securities, Inc.	(169,321)
03/22/2024	USD	55,760,993	EUR	51,564,000	Bank of America Securities, Inc.	(20,461)
03/27/2024	USD	9,612,190	EUR	8,875,000	Bank of America Securities, Inc.	9,231
04/18/2024	USD	30,031,988	EUR	27,675,000	Bank of America Securities, Inc.	58,366
03/01/2024	USD	104,708,804	GBP	82,645,198	Bank of America Securities, Inc.	384,680
03/04/2024	USD	1,013,081	GBP	800,000	Bank of America Securities, Inc.	3,216
03/20/2024	USD	16,426,322	GBP	13,050,000	Bank of America Securities, Inc.	(48,721)
03/22/2024	USD	39,715,969	GBP	31,553,000	Bank of America Securities, Inc.	(118,811)
03/27/2024	USD	3,168,880	GBP	2,500,000	Bank of America Securities, Inc.	12,596
03/01/2024	USD	901,564	HUF	325,949,004	Bank of America Securities, Inc.	4,277
03/27/2024	USD	1,100,000	HUF	396,232,617	Bank of America Securities, Inc.	11,738
03/20/2024	USD	3,600,000	IDR	56,576,060,946	Bank of America Securities, Inc.	1,857
03/28/2024	USD	600,000	IDR	9,380,305,000	Bank of America Securities, Inc.	3,544
03/20/2024	USD	2,100,000	ILS	7,704,468	Bank of America Securities, Inc.	(57,711)
03/27/2024	USD	3,700,000	ILS	13,471,304	Bank of America Securities, Inc.	(73,671)
03/01/2024	USD	4,646,849	INR	386,183,818	Bank of America Securities, Inc.	(10,537)
03/04/2024	USD	4,211,008	INR	349,962,753	Bank of America Securities, Inc.	(9,197)
03/05/2024	USD	1,148,444	INR	95,445,228	Bank of America Securities, Inc.	(2,499)
03/06/2024	USD	5,200,000	INR	431,294,510	Bank of America Securities, Inc.	(694)
03/11/2024	USD	10,435,567	INR	867,408,503	Bank of America Securities, Inc.	(22,191)
03/13/2024	USD	5,582,985	INR	464,038,173	Bank of America Securities, Inc.	(11,221)
03/20/2024	USD	18,931,448	INR	1,573,507,000	Bank of America Securities, Inc.	(33,335)
03/26/2024	USD	5,200,000	INR	431,538,640	Bank of America Securities, Inc.	(61)
03/27/2024	USD	6,175,903	INR	512,508,119	Bank of America Securities, Inc.	370
03/28/2024	USD	10,435,567	INR	865,635,500	Bank of America Securities, Inc.	5,343
04/02/2024	USD	5,582,985	INR	463,647,364	Bank of America Securities, Inc.	(2,404)
03/01/2024	USD	74,507,318	JPY	11,205,721,158	Bank of America Securities, Inc.	(248,858)
03/04/2024	USD	75,900,214	JPY	11,368,524,897	Bank of America Securities, Inc.	22,898
03/21/2024	USD	75,748,209	JPY	11,221,396,992	Bank of America Securities, Inc.	645,270
03/22/2024	USD	46,330,046	JPY	6,658,116,000	Bank of America Securities, Inc.	1,761,034
03/27/2024	USD	9,190,461	JPY	1,375,000,000	Bank of America Securities, Inc.	(21,299)
04/18/2024	USD	109,929,364	JPY	16,339,200,000	Bank of America Securities, Inc.	59,141
03/05/2024	USD	200,359	KRW	266,502,557	Bank of America Securities, Inc.	170
03/06/2024	USD	13,300,000	KRW	17,619,582,777	Bank of America Securities, Inc.	64,022
03/20/2024	USD	19,800,000	KRW	26,352,034,120	Bank of America Securities, Inc.	(10,937)
03/27/2024	USD	14,400,000	KRW	19,196,178,364	Bank of America Securities, Inc.	(36,822)
03/28/2024	USD	2,300,000	KRW	3,061,089,320	Bank of America Securities, Inc.	(2,272)
03/22/2024	USD	1,766,115	MXN	30,822,000	Bank of America Securities, Inc.	(35,701)
03/01/2024	USD	400,000	NOK	4,242,319	Bank of America Securities, Inc.	574
03/04/2024	USD	1,599,907	NOK	16,980,366	Bank of America Securities, Inc.	1,039
03/20/2024	USD	10,046,564	NOK	106,314,294	Bank of America Securities, Inc.	31,889
03/27/2024	USD	9,900,000	NOK	103,847,822	Bank of America Securities, Inc.	115,877
03/01/2024	USD	5,567,693	NZD	9,115,680	Bank of America Securities, Inc.	17,608
03/04/2024	USD	1,341,195	NZD	2,200,000	Bank of America Securities, Inc.	1,724
03/20/2024	USD	17,629,039	NZD	28,950,000	Bank of America Securities, Inc.	2,612
03/22/2024	USD	14,309,666	NZD	23,418,000	Bank of America Securities, Inc.	51,413
03/27/2024	USD	4,749,891	NZD	7,700,000	Bank of America Securities, Inc.	61,658
03/20/2024	USD	2,250,000	PEN	8,682,587	Bank of America Securities, Inc.	(44,939)
03/20/2024	USD	1,450,000	PHP	81,645,339	Bank of America Securities, Inc.	(1,876)
03/01/2024	USD	10	PLN	39	Bank of America Securities, Inc.	1

The accompanying notes are an integral part of the consolidated financial statements.

29

Abbey Capital Futures Strategy Fund

Schedule of Forward Currency Contracts (Concluded)

as of February 29, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/27/2024	USD	3,400,000	PLN	13,523,065	Bank of America Securities, Inc.	$14,531
03/01/2024	USD	115,190	SEK	1,191,059	Bank of America Securities, Inc.	289
03/20/2024	USD	11,802,709	SEK	124,041,118	Bank of America Securities, Inc.	(173,276)
03/20/2024	USD	5,450,000	SGD	7,322,841	Bank of America Securities, Inc.	2,802
03/27/2024	USD	6,200,000	SGD	8,325,203	Bank of America Securities, Inc.	5,166
03/20/2024	USD	7,550,000	THB	268,814,025	Bank of America Securities, Inc.	42,487
03/20/2024	USD	579,673	TRY	18,500,000	Bank of America Securities, Inc.	983
03/29/2024	USD	9,725,042	TRY	312,169,413	Bank of America Securities, Inc.	63,354
03/05/2024	USD	200,000	TWD	6,284,100	Bank of America Securities, Inc.	1,081
03/06/2024	USD	4,300,000	TWD	134,906,375	Bank of America Securities, Inc.	29,129
03/20/2024	USD	12,200,000	TWD	381,815,202	Bank of America Securities, Inc.	88,670
03/28/2024	USD	1,100,000	TWD	34,584,656	Bank of America Securities, Inc.	1,708
03/01/2024	USD	51,949	ZAR	1,000,000	Bank of America Securities, Inc.	(185)
03/20/2024	USD	2,226,906	ZAR	42,673,264	Bank of America Securities, Inc.	5,852
03/27/2024	USD	8,600,000	ZAR	164,055,544	Bank of America Securities, Inc.	66,469
03/01/2024	ZAR	1,000,000	USD	51,958	Bank of America Securities, Inc.	175
03/20/2024	ZAR	19,689,901	USD	1,048,659	Bank of America Securities, Inc.	(23,841)
03/27/2024	ZAR	7,748,489	USD	400,000	Bank of America Securities, Inc.	3,046
04/18/2024	ZAR	20,000	USD	1,051	Bank of America Securities, Inc.	(13)
						$(3,473,801)

AUD	Australian Dollar	JSE	Johannesburg Stock Exchange
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
BUXL	German Bond	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	German Stock Exchange	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
FTSE	Financial Times Stock Exchange	THB	Thai Baht
GBP	British Pound	TRY	Turkish Lira
HUF	Hungarian Forint	TSX	Toronto Stock Exchange
IBEX	Index of the Bolsa de Madrid	TWD	Taiwan Dollar
ICE	Intercontinental Exchange	USD	United States Dollar
ILS	Israeli New Shekel	WTI	West Texas Intermediate
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

The accompanying notes are an integral part of the consolidated financial statements.

30

Abbey Capital Futures Strategy Fund

Consolidated Statement of Assets And Liabilities

February 29, 2024 (Unaudited)

ASSETS
Investments, at value (cost $2,141,668,686)	$2,141,325,130
Cash equivalents	112,902,472
Deposits with broker for forward foreign currency contracts	61,677,375
Deposits with broker for futures contracts	317,877,769
Receivables for:
Capital shares sold	6,019,457
Interest receivable	369,496
Unrealized appreciation on forward foreign currency contracts	10,319,873
Unrealized appreciation on futures contracts	124,380,593
Prepaid expenses and other assets	123,006
Total assets	2,774,995,171

LIABILITIES
Payables for:
Due to broker	1,071,658
Advisory fees	3,652,761
Capital shares redeemed	2,974,886
Unrealized depreciation on forward foreign currency contracts	13,793,674
Unrealized depreciation on futures contracts	32,608,019
Other accrued expenses and liabilities	292,420
Total liabilities	54,393,418
Net assets	$2,720,601,753

NET ASSETS CONSIST OF:
Par value	$235,935
Paid-in capital	3,160,755,796
Total distributable earnings/(losses)	(440,389,978)
Net assets	$2,720,601,753

CLASS A SHARES:
Net assets	$28,957,490
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,526,713
Net asset value and redemption price per share	$11.46
Maximum offering price per share (100/94.25 of $11.40)	$12.16

CLASS I SHARES:
Net assets	$2,682,621,140
Shares outstanding ($0.001 par value, 500,000,000 shares authorized)	232,586,634
Net asset value, offering and redemption price per share	$11.53

CLASS C SHARES:
Net assets	$9,023,123
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	821,738
Net asset value, offering and redemption price per share	$10.98

The accompanying notes are an integral part of the consolidated financial statements.

31

Abbey Capital Futures Strategy Fund

Consolidated Statement of Operations

For the Six Months Ended February 29, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$65,699,926
Total investment income	65,699,926
EXPENSES
Advisory fees (Note 2)	23,514,744
Administration and accounting services fees (Note 2)	265,201
Transfer agent fees (Note 2)	166,603
Directors fees	161,444
Officers fees	100,352
Legal fees	93,276
Registration and filing fees	70,698
Printing and shareholder reporting fees	70,098
Distribution fees (Class A Shares) (Note 2)	56,677
Distribution fees (Class C Shares) (Note 2)	34,734
Custodian fees (Note 2)	48,980
Audit and tax service fees	35,820
Other expenses	82,786
Total expenses before waivers and/or reimbursements	24,701,413
Less: waivers and/or reimbursements (Note 2)	(813,499)
Net expenses after waivers and/or reimbursements	23,887,914
Net investment income/(loss)	41,812,012
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(877,264)
Futures contracts	(31,384,366)
Foreign currency transactions	(5,208,338)
Forward foreign currency contracts	(29,200,558)
Net change in unrealized appreciation/(depreciation) on:
Investments	499,218
Futures contracts	77,895,422
Foreign currency translations	66,064
Forward foreign currency contracts	(5,271,686)
Net realized and unrealized gain/(loss) from investments	6,518,492
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,330,504

The accompanying notes are an integral part of the consolidated financial statements.

32

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2024 (Unaudited)	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$41,812,012	$55,955,657
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions, forward foreign currency contracts and written options	(66,670,526)	(106,116,882)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations, forward foreign currency contracts and written options	73,189,018	(34,763,504)
Net increase/(decrease) in net assets resulting from operations	48,330,504	(84,924,729)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(304,919)	(17,240,224)
Class I	(49,555,318)	(350,326,206)
Class C	(82,852)	(1,390,657)
Net decrease in net assets from dividends and distributions to shareholders	(49,943,089)	(368,957,087)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	8,958,795	72,909,552
Proceeds from reinvestment of distributions	244,603	15,458,188
Shares redeemed	(65,587,072)	(96,518,703)
Total from Class A Shares	(56,383,674)	(8,150,963)
Class I Shares
Proceeds from shares sold	636,045,507	1,519,244,144
Proceeds from reinvestment of distributions	31,007,633	220,037,703
Shares redeemed	(631,607,438)	(1,223,121,986)
Total from Class I Shares	35,445,702	516,159,861
Class C Shares
Proceeds from shares sold	1,005,897	3,837,664
Proceeds from reinvestment of distributions	55,448	882,158
Shares redeemed	(1,509,970)	(2,504,539)
Total from Class C Shares	(448,625)	2,215,283
Net increase/(decrease) in net assets from capital share transactions	(21,386,597)	510,224,181
Total increase/(decrease) in net assets	(22,999,182)	56,342,365
NET ASSETS:
Beginning of period	2,743,600,935	2,687,258,570
End of period	$2,720,601,753	$2,743,600,935

The accompanying notes are an integral part of the consolidated financial statements.

33

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 29, 2024 (Unaudited)	For the Year Ended August 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Shares sold	785,147	5,947,542
Shares reinvested	22,196	1,333,752
Shares redeemed	(5,629,515)	(8,301,217)
Total Class A Shares	(4,822,172)	(1,019,923)
Class I Shares
Shares sold	56,016,229	123,436,456
Shares reinvested	2,795,999	18,742,564
Shares redeemed	(55,232,155)	(100,137,539)
Total Class I Shares	3,580,073	42,041,481
Class C Shares
Shares sold	91,707	305,269
Shares reinvested	5,241	78,764
Shares redeemed	(139,596)	(211,397)
Total Class C Shares	(42,648)	172,636
Net increase/(decrease) in shares outstanding	(1,284,747)	41,194,194

The accompanying notes are an integral part of the consolidated financial statements.

34

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A Shares
	For the Six Months Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$11.40		$13.56	$11.95	$11.28	$12.45	$11.28
Net investment income/(loss)(1)	0.17		0.22	(0.19)	(0.24)	(0.11)	(0.01)
Net realized and unrealized gain/(loss) from investments	—		(0.60)	2.20	1.07	(0.14)	1.18
Net increase/(decrease) in net assets resulting from operations	0.17		(0.38)	2.01	0.83	(0.25)	1.17
Dividends and distributions to shareholders from:
Net investment income	(0.11)		(1.11)	(0.27)	(0.16)	(0.64)	—
Net realized capital gains	—		(0.67)	(0.13)	—	(0.28)	—
Total dividends and distributions to shareholders	(0.11)		(1.78)	(0.40)	(0.16)	(0.92)	—
Net asset value, end of period	$11.46		$11.40	$13.56	$11.95	$11.28	$12.45
Total investment return/(loss)(2)	1.52	%(5)	(3.05)%	17.40%	7.42%	(1.64)%	10.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,957		$83,783	$113,480	$21,395	$14,469	$12,434
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	2.04	%(6)	2.04%	2.04%	2.04%	2.04%	2.04%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	2.04	%(6)	2.04%	2.04%	2.04%	2.04%	2.04%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	2.10	%(6)	2.11%	2.10%	2.14%	2.15%	2.14%
Ratio of net investment income/(loss) to average net assets	2.90	%(6)	1.80%	(1.47)%	(2.03)%	(0.98)%	(0.05)%
Portfolio turnover rate(4)	0	%(5)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(4)	Portfolio turnover rate excludes derivatives and is calculated for the Fund, as a whole, for the entire period.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

35

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I Shares
	For the Six Months Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$11.57		$13.72	$12.07	$11.38	$12.55	$11.36
Net investment income/(loss)(1)	0.18		0.25	(0.15)	(0.21)	(0.09)	0.02
Net realized and unrealized gain/(loss) from investments	0.01		(0.61)	2.22	1.08	(0.14)	1.19
Net increase/(decrease) in net assets resulting from operations	0.19		(0.36)	2.07	0.87	(0.23)	1.21
Dividends and distributions to shareholders from:
Net investment income	(0.23)		(1.12)	(0.29)	(0.18)	(0.66)	(0.02)
Net realized capital gains	—		(0.67)	(0.13)	—	(0.28)	—
Total dividends and distributions to shareholders	(0.23)		(1.79)	(0.42)	(0.18)	(0.94)	(0.02)
Net asset value, end of period	$11.53		$11.57	$13.72	$12.07	$11.38	$12.55
Total investment return/(loss)(2)	1.77	%(5)	(2.83)%	17.72%	7.74%	(1.39)%	10.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,682,621		$2,650,349	$2,564,701	$1,132,714	$883,997	$707,564
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	1.79	%(6)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	1.79	%(6)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	1.85	%(6)	1.86%	1.85%	1.89%	1.90%	1.89%
Ratio of net investment income/(loss) to average net assets	3.15	%(6)	2.05%	(1.22)%	(1.78)%	(0.73)%	0.20%
Portfolio turnover rate(4)	0	%(5)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares.

(4)	Portfolio turnover rate excludes derivatives and is calculated for the Fund, as a whole, for the entire period.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

36

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C Shares
	For the Six Months Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$10.95		$13.12	$11.60	$10.98	$12.11	$11.06
Net investment income/(loss)(1)	0.12		0.12	(0.27)	(0.32)	(0.19)	(0.08)
Net realized and unrealized gain/(loss) from investments	0.01		(0.57)	2.13	1.05	(0.14)	1.13
Net increase/(decrease) in net assets resulting from operations	0.13		(0.45)	1.86	0.73	(0.33)	1.05
Dividends and distributions to shareholders from:
Net investment income	(0.10)		(1.05)	(0.21)	(0.11)	(0.52)	—
Net realized capital gains	—		(0.67)	(0.13)	—	(0.28)	—
Total dividends and distributions to shareholders	(0.10)		(1.72)	(0.34)	(0.11)	(0.80)	—
Net asset value, end of period	$10.98		$10.95	$13.12	$11.60	$10.98	$12.11
Total investment return/(loss)(2)	1.21	%(5)	(3.77)%	16.48%	6.72%	(2.40)%	9.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,023		$9,469	$9,078	$5,524	$5,151	$4,487
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	2.79	%(6)	2.79%	2.79%	2.79%	2.79%	2.79%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	2.79	%(6)	2.79%	2.79%	2.79%	2.79%	2.79%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	2.84	%(6)	2.86%	2.85%	2.89%	2.90%	2.89%
Ratio of net investment income/(loss) to average net assets	2.15	%(6)	1.05%	(2.22)%	(2.78)%	(1.73)%	(0.80)%
Portfolio turnover rate(4)	0	%(5)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(4)	Portfolio turnover rate excludes derivatives and is calculated for the Fund, as a whole, for the entire period.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

37

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements

February 29, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the Abbey Capital Futures Strategy Fund (the “Fund”), which commenced investment operations on July 1, 2014. The Fund is authorized to offer four classes of shares, Class A Shares, Class I Shares, Class C Shares and Class T Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class T Shares are not currently available for sale.

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 29, 2024, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 29, 2024 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARIES – The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the Abbey Capital Offshore Fund SPC (the “SPC”), a wholly-owned subsidiary of the Cayman Subsidiary organized under the acts of the Cayman Islands. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

The Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Cayman Subsidiary and SPC were $616,696,214, which represented 22.67% of the Fund’s net assets. As of the end of the reporting period, the net assets of the Onshore Subsidiary were $733,230,047, which represented 26.95% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale

38

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Abbey Capital Limited (the “Adviser” or “Abbey Capital”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$2,141,325,130	$2,141,325,130	$—	$—
Commodity Contracts
Futures Contracts	36,110,800	36,110,800	—	—
Equity Contracts
Futures Contracts	67,890,769	67,890,769	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	10,319,873	—	10,319,873	—
Futures Contracts	11,395,281	11,395,281	—	—
Interest Rate Contracts
Futures Contracts	8,983,743	8,983,743	—	—
Total Assets	$2,276,025,596	$2,265,705,723	$10,319,873	$—

39

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(24,158,812)	$(24,158,812)	$—	$—
Equity Contracts
Futures Contracts	(2,093,551)	(2,093,551)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(13,793,674)	—	(13,793,674)	—
Futures Contracts	(1,504,725)	(1,504,725)	—	—
Interest Rate Contracts
Futures Contracts	(4,850,931)	(4,850,931)	—	—
Total Liabilities	$(46,401,693)	$(32,608,019)	$(13,793,674)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

40

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

The following tables list the fair values and location on the Consolidated Statement of Assets and Liabilities of the Fund’s derivative holdings as of the end of the reporting period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$10,319,873	$—	$10,319,873
Futures Contracts (a)	Unrealized appreciation on futures contracts	67,890,769	8,983,743	11,395,281	36,110,800	124,380,593
Total Value- Assets		$67,890,769	$8,983,743	$21,715,154	$36,110,800	$134,700,466
Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(13,793,674)	$—	$(13,793,674)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(2,093,551)	(4,850,931)	(1,504,725)	(24,158,812)	(32,608,019)
Total Value- Liabilities		$(2,093,551)	$(4,850,931)	$(15,298,399)	$(24,158,812)	$(46,401,693)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$6,987,485	$(23,865,253)	$(24,394,163)	$9,887,565	$(31,384,366)
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	(29,200,558)	—	(29,200,558)
Total Realized Gain/(Loss)		$6,987,485	$(23,865,253)	$(53,594,721)	$9,887,565	$(60,584,924)

41

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$62,215,153	$16,694,198	$(4,018,258)	$3,004,329	$77,895,422
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	(5,271,686)	—	(5,271,686)
Total Change in Unrealized Appreciation/(Depreciation)		$62,215,153	$16,694,198	$(9,289,944)	$3,004,329	$72,623,736

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$3,856,417,817	$(7,184,944,550)	$(4,223,721,867)	$4,224,971,317

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

42

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$10,319,873	$(10,319,873)	$—	$—	$13,793,674	$(10,319,873)	$(3,473,801)	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

43

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation.” The SPC is treated as an entity disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (“SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts

44

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund, the SPC or Onshore Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Options — An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Options Written — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the

45

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, the Fund has no written options.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Abbey Capital Limited serves as the investment adviser to the Fund and the Cayman Subsidiary, Onshore Subsidiary and SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

46

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2024.

Advisory Fee	Expense Caps
	Class A	Class I	Class C	Class T
1.77%	2.04%	1.79%	2.79%	2.04%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$23,514,744	$(813,499)	$22,701,245

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2024	August 31, 2025	August 31, 2026	August 31, 2027	Total
$491,544	$1,164,300	$1,932,271	$813,499	$4,401,614

Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Episteme Capital Partners (UK), LLP, Graham Capital Management, LP, P/E Global, LLC, Revolution Capital Management, LLC, R.G. Niederhoffer Capital Management, Inc., Systematica Investments Limited (acting as the general partner of Systematica Investments LP), Tudor Investment Corporation, Welton Investment Partners, LLC and Winton Capital Management Limited each served as a Trading Adviser to the Fund during the current fiscal period.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

47

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution for the Class A Shares, Class C Shares and Class T Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and Class T Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2023, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$2,946,372,094	$46,791,957	$(426,952,967)	$(380,161,010)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

48

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2023, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$61,531,137	$(61,531,137)

As of August 31, 2023, the components of distributable earnings/(deficits) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$31,161,514	$—	$(388,866,834)	$—	$81,072,075	$—

The differences between the book and tax basis components of distributable earnings/(deficits) relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2023 was as follows:

Ordinary Income	Long-Term Gains	Total
$301,432,418	$67,524,669	$368,957,087

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2023. The Fund deferred qualified late-year losses of $81,072,075 which will be treated as arising on the first business day of the following fiscal year.

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2023, the Fund had no unlimited short-term or long-term capital loss carryovers to offset future capital gains.

6. New Accounting Pronouncements and Regulatory Updates

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

49

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Concluded)

February 29, 2024 (Unaudited)

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Fund will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Fund will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

Effective April 29, 2024 (subsequent to the end of the reporting period), QMS Capital Management LP (“QMS Capital”) serves as a Trading Adviser to the Fund.

50

Abbey Capital Futures Strategy Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

Approval of revised trading advisory agreement

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of a revised Trading Advisory Agreement (the “Graham Trading Advisory Agreement”) by and among Abbey Capital, the Onshore Subsidiary, the SPC and Graham Capital Management, LP (“Graham”) at a meeting of the Board held on November 15-16, 2023 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Graham Trading Advisory Agreement for an initial period ending August 16, 2024. The Board’s decision to approve the Graham Trading Advisory Agreement reflects the exercise of its business judgment. In approving the Graham Trading Advisory Agreement, the Board considered information provided by Abbey Capital and Graham, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Graham Trading Advisory Agreement, the Board took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Abbey Capital, and discussed the Graham Trading Advisory Agreement with counsel in executive sessions, at which no representatives of Abbey Capital or Graham were present. The Directors considered whether approval of the Graham Trading Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Graham Trading Advisory Agreement. The Directors noted their familiarity with Graham given Graham’s current service as a Trading Adviser of the Fund. Among other things, the Board considered (i) the nature, extent, and quality of services provided to the Fund by Graham; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Graham’s investment philosophies and processes; (iv) Graham’s assets under management and client descriptions; (v) Graham’s trade execution and trade allocation policies; (vi) Graham’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Graham’s compliance procedures; (viii) Graham’s financial information and insurance coverage; and (ix) the investment performance of the portion of the Fund’s assets that were managed by Graham.

The Directors concluded that Graham had substantial resources to provide services to the Fund. The Board also considered the fees payable to Graham under the Graham Trading Advisory Agreement and the services provided by Graham. In this regard, the Board noted that the fees for Graham were payable by Abbey Capital.

After reviewing the information regarding Abbey Capital’s and Graham’s costs, profitability and economies of scale, and after considering the services provided by Graham, the Board concluded that the trading advisory fees to be paid by Abbey Capital to Graham were fair and reasonable, that the Graham Trading Advisory Agreement is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which Abbey Capital derives an inappropriate advantage, and that the Graham Trading Advisory Agreement should be approved for an initial period ending August 16, 2024.

51

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Investment Adviser
Abbey Capital Limited
8 St. Stephen’s Green
Dublin 2, Ireland

Administrator and Transfer Agent
U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AFS-SAR24

Abbey Capital Multi Asset Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 29, 2024

(Unaudited)

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Unaudited)

February 29, 2024

Dear Shareholder,

The Abbey Capital Multi Asset Fund (the “Fund”) Class I Shares returned +6.97% net of fees for the 6-month fiscal period ended February 29, 2024.

Positive performance was driven by the long US equity component of the Fund’s investment strategy. The Fund’s managed futures component had positive returns in aggregate over the 6-month period, with gains concentrated in equities and agricultural commodities.

The Fund targets approximately 100% exposure of its net assets to its managed futures strategy and approximately 50% exposure to its long US equity strategy. The Fund’s remaining net assets are allocated to its fixed income strategy. The managed futures strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “ACMAF Master”), a wholly-owned subsidiary of the Fund that invests substantially all of its assets in ACMAF Offshore SPC, which is a wholly-owned and controlled segregated portfolio company and is a multi-adviser fund that invests in managed futures and foreign exchange contracts. As part of its managed futures strategy, the Fund may also invest a portion of its assets in ACMAF Onshore Series LLC, a wholly-owned subsidiary of the Fund which is a multi-adviser fund that invests in managed futures and foreign exchange contracts.

Average Total Returns for the Periods Ended February 29, 2024 (unless otherwise noted)

	2024 YTD	1 Year	Sep. 1, 2023 to Feb. 29, 2024	5 Years Annualized	Annualized since inception on April 11, 2018
Class I Shares	6.07%	8.38%	6.97%	14.56%	11.84%
Class A Shares*	6.09%	8.11%	6.79%	14.26%	11.55%
Class A Shares (max load)*	0.00%	1.92%	0.67%	12.91%	10.44%
Class C Shares**	5.91%	7.33%	6.48%	13.42%	10.73%
ICE BofA 3-Month U.S. Treasury Bill Index***	0.84%	5.22%	2.69%	1.97%	1.98%
Barclay CTA Index***	2.09%	1.59%	1.45%	4.93%	3.84%
S&P 500® Total Return Index***	7.11%	30.45%	13.93%	14.76%	13.58%

Barclay CTA numbers are based on the estimates available on the BarclayHedge website as of March 11, 2024

Source: Abbey Capital, Bloomberg and BarclayHedge

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

Please note the above is shown for illustrative purposes only.

*

Class A Shares performance prior to its inception on February 16, 2022 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio. There is a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75% on Class A Shares.

**

Class C Shares performance prior to its inception on November 8, 2021 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio. The Fund charges a contingent deferred sales charge (“CDSC”) of 1.00% on certain redemptions of Class C Shares made within 12 months of purchase. The CDSC is assessed on an amount equal to the lesser of the offering price at the time of purchase of the Class C Shares redeemed or the net asset value of the Class C Shares redeemed at the time of redemption.

***

The Barclay CTA Index is derived from data that is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the ICE BofA 3-Month U.S. Treasury Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable and the table above is shown for illustrative purposes only.

1

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Unaudited) (Continued)

February 29, 2024

Abbey Capital Limited (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79%, 2.04% and 2.79% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively. This contractual limitation is in effect until December 31, 2024, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. In addition, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. Without the expense limitation agreement, the expense ratios are 1.91%, 2.16% and 2.91% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares and Class C Shares, respectively, as stated in the Fund’s current prospectus dated December 31, 2023, as supplemented (and which may differ from the actual expense ratios for the period covered by this report). The quoted performance would have been lower without the expense limitation.

Please refer to the prospectus for further information on expenses and fees.

Performance Analysis

The 6-month period ended February 29, 2024 was positive overall for Fund performance. The Fund’s Long US Equity strategy drove gains for the period, while the Managed Futures strategy was also positive in aggregate.

Uncertainty was a very prominent theme in markets over this 6-month period. Much of this uncertainty related to expectations of central bank monetary policy. September and October saw global yields rise alongside some hawkish rhetoric from central banks. In October, the 10-year US Treasury yield hit 5% for the first time since 2007. However, in November an unexpectedly sharp slowdown in US inflation and a weaker-than-expected US payroll report prompted a significant repricing in interest rate expectations and a fall in yields. This more dovish outlook for US monetary policy was then acknowledged by the US Federal Reserve at its December meeting. In the first two months of 2024, trends in fixed income markets corrected again, with yields partially recovering from the declines in late 2023 as central banks attempted to temper market expectations for the timing of when interest rates may be cut.

This theme of uncertainty also influenced price moves in commodity markets. Global demand uncertainty, OPEC+ policy and the outbreak of conflict in the Middle East led to choppy price action in crude oil and distillate markets for much of the period. The moves in US Treasury yields saw the US Dollar fluctuate, leading to choppy price moves in metals. In addition, an unclear picture of the economic health of China impacted base metals markets. In contrast, shifts in the supply outlook led to some notable price trends in several agricultural commodity markets.

Despite this uncertain backdrop, equity markets rallied over the period. September and October were challenging months for global stocks, which fell in both months. Stock markets then rebounded in November when yields fell sharply as more dovish interest rate expectations set in. Equity markets rose each month from November to February. In February, some key global equity indices broke to new highs. Having exceeded previous peaks in January, both the S&P 500® Index and DAX 40 Index rallied to new record highs in February. The rally in Japanese equity markets also continued, with the Nikkei 225 rising to an all-time high, surpassing its previous record high set 34 years earlier.

September was a flat month for performance of the Fund. Positive performance from the Managed Futures strategy offset losses from the Long Equity strategy. Gains for the Managed Futures strategy related to short bond and long energy positions. Short positions in bonds, most notably US Treasuries, contributed positively to returns. Robust US economic data and the prospect of elevated interest rates for a longer period saw Treasury yields rise during the month. Long exposures to crude oil and distillates also recorded gains within energy, as OPEC+ supply cuts and lower US inventories supported prices. The more hawkish outlook for interest rates was a headwind for US equities, leading to losses for the Long Equity strategy.

Fund performance was negative in both October and November. Losses for the Long Equity strategy drove losses in October, while losses for the Managed Futures strategy drove losses in November. A continuation of the hawkish rate environment from September contributed to October’s challenging backdrop for equities. However, it was the reversal

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Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Unaudited) (Continued)
February 29, 2024

of price trends in currency and bond markets in November which led to losses for the Managed Futures strategy. Long US Dollar exposures and short bond positions led to losses in the month. Positively for the Long Equity strategy, the downward price trends in equity markets also reversed in November.

December, January and February marked a return to positive performance for the Fund. Both the Long Equity and Managed Futures strategies contributed positively over this three-month period. Gains for the Managed Futures strategy were concentrated in equities and agricultural commodities. Equity markets rallied over the period, with many global indices reaching all-time highs. Long positions in Japanese and US indices led gains in the sector. Within agricultural commodities, trends in certain markets at the end of 2023 continued and accelerated in some cases during the first two months of 2024. Gains in the sector stemmed from long exposures to cocoa, and short positions in soybeans and corn.

The Long Equity strategy drove the Fund’s positive performance over the half-year period. The period was initially challenging for equities in September and October, when rate expectations were becoming more hawkish, before the environment changed in November. Gains for the strategy were ultimately concentrated in the latter half of the six-month period following the dovish pivot in rate expectations during November. The S&P 500® Index broke its previous all-time high in January before crossing the 5,000 mark in February. The index ultimately rose +13.1% over the half-year period.

The Managed Futures strategy’s best-performing sector over the period was also equities. As mentioned above, gains in the sector were concentrated in December, January and February. The Fund transitioned from short to long positioning in the sector following the sharp change in rate expectations in November and held long positions consistently for the remainder of the period. Long positions in the NASDAQ 100 Index and Nikkei 225 Index led gains, with other long positions in other US, Japanese and European indices contributing further. Trading in the FTSE 100 Index contract detracted from Fund performance.

Performance in agricultural commodities was also positive for the period. Gains were concentrated in January and February when price uptrends in cocoa markets accelerated. Further gains were realised from short corn and wheat exposures.

Energy was a sector which contributed modestly to Fund performance during the period. The sector included one of the Fund’s best-performing contracts, the performance of which was mostly offset by multiple detracting contracts. Short natural gas positions produced positive performance as US prices consistently fell over the period due to mild weather along with excess supply levels. In contrast, price trends in crude oil and distillate markets were very choppy over the period. Losses were realised in crude oil and heating oil contracts.

Losses in currencies negatively impacted Fund performance during the period. The reversal of uptrends in the US Dollar in November and December was the primary driver of losses in the sector. Mixed US Dollar positions against several currencies, in particular the British Pound and Euro, led to losses in the sector. Partially offsetting gains arose from long US Dollar positions against the Japanese Yen, with the Japanese currency weakening as the Bank of Japan remained committed to its dovish monetary policy stance.

Metals was another sector that detracted from Fund performance during the period. Losses were concentrated in base metals, with partially offsetting gains recorded in precious metals. Base metals markets traded in a broad range over the 6-month period, with a lack of clear trends and several price reversals leading to a difficult trading environment in the sector.

Smaller losses were realised in fixed income. The Fund posted gains from short positions in September and October as global yields rose. These gains unwound in November and December however, with the Fund recording losses from its short positions as trends in fixed income markets reversed sharply on a more dovish outlook for global monetary policy.

3

Abbey Capital Multi Asset Fund

Semi-Annual Investment Adviser’s Report (Unaudited) (Concluded)

February 29, 2024

Appendix

Index Descriptions

DAX 40 Index

The DAX 40 Index is a total return index of 40 selected German blue chip stocks traded on the Frankfurt Stock Exchange. The equities use free float shares in the index calculation. The index starts in December 1987.

FTSE 100 Index

The FTSE 100 Index is a capitalization-weighted index of the 100 most highly capitalized companies traded on the London Stock Exchange. The index starts in December 1983.

NASDAQ 100 Index

The NASDAQ-100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ. The index starts in February 1985.

Nikkei 225 Index

The Nikkei-225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. The index starts in January 1970.

S&P 500 Index

The S&P 500 Index is an index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. It is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in its aggregate market value. The index starts in March 1957.

An investment in the Fund is speculative and involves substantial risk. It is possible that an investor may lose some or all of their investment. The Fund may invest up to 25% of its total assets in ACMAF Master, a wholly-owned subsidiary of the Fund that invests substantially all of its assets in ACMAF Offshore SPC, which is a wholly-owned and controlled segregated portfolio company that invests in managed futures and foreign exchange contracts. The Fund may also invest a portion of its assets into ACMAF Onshore Series LLC, which is a multi-adviser fund that invests in managed futures and foreign exchange contracts. All investments in securities involve risk of the loss of capital. An investment in the Fund includes the risks inherent in an investment in securities, as well as specific risks associated with this open-ended investment product. Among the risks associated with investing in this Fund are Commodity Sector Risk, Counter-Party Risk, Credit Risk, Currency Risk, Manager and Management Risks, Subsidiary Risk, Tax Risk, Emerging Markets Risk, Leveraging Risk, Foreign Investment Risk, Fixed Income Securities Risks, Short Sale Risk and Portfolio Turnover Risks. The Fund may invest in or utilize derivative investments, futures contracts, and hedging strategies. One or more Trading Advisers, from time to time, may invest a substantial portion of the assets managed in a specific industry sector. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broader range of issuers. There can be no assurance that the Fund’s strategy (hedging or otherwise) will be successful or that it will employ such strategies with respect to all or any portion of its portfolio. The value of the Fund’s portfolio investments should be expected to fluctuate. Investing in managed futures is not suitable for all investors given its speculative nature and the high level of risk involved. The Fund is appropriate only for investors who can bear the risks associated with the product. This brief statement cannot disclose all of the risks and other factors necessary to evaluate an investment in the Fund. Investors are urged to take appropriate investment advice and to carefully consider their investment objectives, personal situation, and factors such as net worth, income, age, risk tolerance and liquidity needs before investing in the Fund. Before investing, investors should carefully consider the Fund’s investment objectives, risks, tax considerations, sales charges and expenses.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Consolidated Portfolio of Investments in this report for a complete list of Fund holdings.

The Abbey Capital Multi Asset Fund is distributed by Quasar Distributors, LLC.

This report is submitted for general information to the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Opinions expressed are subject to change at any time, are not guaranteed, and should not be considered investment advice.

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Abbey Capital Multi Asset Fund

Performance Data

February 29, 2024 (Unaudited)

Average Annual Total Returns for the Periods Ended February 29, 2024
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class A Shares (without sales charge) (Pro forma April 11, 2018 to February 16, 2022)	6.79%	8.11%	7.72%	14.26%	11.55%*
Class A Shares (with sales charge) (Pro forma April 11, 2018 to February 16, 2022)	0.67%	1.92%	5.62%	12.91%	10.44%*
S&P 500® Total Return Index	13.93%	30.45%	11.91%	14.76%	13.58%**
ICE BofA 3-Month U.S. Treasury Bill Index***	2.69%	5.22%	2.43%	1.97%	1.98%**
Barclay CTA Index***	1.45%	1.59%	3.90%	4.93%	3.84%**

†	Not annualized.
††	Inception date of Class A Shares of the Fund was February 16, 2022 and the inception date of the Fund was April 11, 2018. Performance information is from the inception date of the Fund.
*	Class A Shares performance prior to its inception on February 16, 2022 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.
**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.
***	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The Fund charges a 5.75% maximum sales charge on purchases (as a percentage of offering price) of Class A Shares. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares. Without the limitation arrangement, the gross expense ratio is 2.16% for Class A Shares as stated in the current prospectus, as supplemented (and which may differ from the actual expense ratio for the period covered by this report). This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

5

Abbey Capital Multi Asset Fund

Performance Data (Continued)

February 29, 2024 (Unaudited)

Average Annual Total Returns for the Periods Ended February 29, 2024
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class I Shares	6.97%	8.38%	8.01%	14.56%	11.84%
S&P 500® Total Return Index	13.93%	30.45%	11.91%	14.76%	13.58%*
ICE BofA 3-Month U.S. Treasury Bill Index**	2.69%	5.22%	2.43%	1.97%	1.98%*
Barclay CTA Index**	1.45%	1.59%	3.90%	4.93%	3.84%*

†	Not annualized.

††	Inception date of Class I Shares of the Fund was April 11, 2018.
*	Performance is from the inception date of the Fund only and is not the inception date of the index itself.
**	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Without the limitation arrangement, the gross expense ratio is 1.91% for Class I Shares, as stated in the current prospectus, as supplemented (and which may differ from the actual expense ratio for the period covered by this report). This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

6

Abbey Capital Multi Asset Fund

Performance Data (Continued)

February 29, 2024 (Unaudited)

Average Annual Total Returns for the Periods Ended February 29, 2024
	Six Months†	One Year	Three Years	Five Years	Since Inception††
Class C Shares (without contingent deferred sales charge) (Pro forma April 11, 2018 to November 8, 2021)	6.48%	7.33%	6.94%	13.42%	10.73%*
Class C Shares (with contingent deferred sales charge) (Pro forma April 11, 2018 to November 8, 2021)	5.48%	6.33%	6.94%	13.42%	10.73%*
S&P 500® Total Return Index	13.93%	30.45%	11.91%	14.76%	13.58%**
ICE BofA 3-Month U.S. Treasury Bill Index***	2.69%	5.22%	2.43%	1.97%	1.98%**
Barclay CTA Index***	1.45%	1.59%	3.90%	4.93%	3.84%**

†	Not annualized.

††	Inception date of Class C Shares of the Fund was November 8, 2021 and the inception date of the Fund was April 11, 2018. Performance information is from the inception date of the Fund.
*	Class C Shares performance prior to its inception on November 8, 2021 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.
**	Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only.
***	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

The Fund charges a contingent deferred sales charge (“CDSC”) of 1.00% on certain redemptions of Class C Shares made within 12 months of purchase. The CDSC is assessed on an amount equal to the lesser of the offering price at the time of purchase of the Class C Shares redeemed or the net asset value of the Class C Shares redeemed at the time of redemption.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares. Without the limitation arrangement, the gross expense ratio is 2.91% for Class C Shares, as stated in the current prospectus, as supplemented (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the ICE BofA 3-Month U.S. Treasury Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable. Additionally, these indices are not available for direct investment and the above is shown for illustrative purposes only.

7

Abbey Capital Multi Asset Fund

Performance Data (Concluded)

February 29, 2024 (Unaudited)

Barclay CTA Index

The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. There are currently 412 programs included in the calculation of the Barclay CTA Index for 2024. The Barclay CTA Index is equally weighted and rebalanced at the beginning of each year.

ICE BofA 3-Month U.S. Treasury Bill Index

The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

The S&P 500® Total Return Index

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date.

A basis point is one hundredth of one percent.

Portfolio composition is subject to change. It is not possible to invest directly in an index.

8

Abbey Capital Multi Asset Fund

Fund Expense Example

February 29, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024, and held for the entire period.

ACTUAL EXPENSES

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period(1)	Annualized Expense Ratio(2)	Actual Six-Month Total Investment Returns for the Funds
Actual
Class A Shares	$1,000.00	$1,067.90	$10.49	2.04%	6.79%
Class I Shares	1,000.00	1,069.70	9.21	1.79%	6.97%
Class C Shares	1,000.00	1,064.80	14.32	2.79%	6.48%
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,014.72	$10.22	2.04%	N/A
Class I Shares	1,000.00	1,015.96	8.97	1.79%	N/A
Class C Shares	1,000.00	1,010.99	13.95	2.79%	N/A

(1)

Expenses are equal to the Fund’s Class A Shares, Class I Shares, and Class C Shares annualized six-month expense ratios for the period September 1, 2023 through February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. The Fund’s ending account values in the first section in the table are based on the actual six-month total investment return for the Fund’s respective share classes.

(2)	Ratios reflect expenses waived by the Fund’s investment adviser. Without these waivers, the Fund’s expenses would have been higher and the ending account values would have been lower.

9

Abbey Capital Multi Asset Fund

Consolidated Portfolio Holdings Summary Table

February 29, 2024 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS	78.8%	$523,473,005
MONEY MARKET DEPOSIT ACCOUNT	3.4	22,835,183
OTHER ASSETS IN EXCESS OF LIABILITIES
(including futures and forward foreign currency contracts)	17.8	118,514,609
NET ASSETS	100.0%	$664,822,797

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Long U.S. Equity” Strategy and a “Fixed Income” strategy.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.
10

Abbey Capital Multi Asset Fund

Consolidated Portfolio of Investments

as of February 29, 2024 (Unaudited)

	Par	Value
SHORT-TERM INVESTMENTS — 78.8%
U.S. Treasury Bills — 78.8%
5.41%,03/07/2024(a)	11,439,000	$11,428,985
5.41%,03/14/2024(a)	13,509,000	13,483,299
5.42%,03/21/2024(a)	831,000	828,561
5.39%,03/28/2024(a)	11,023,000	10,979,396
5.44%,04/04/2024(a)	11,968,000	11,908,303
5.46%,04/11/2024(a)	25,394,000	25,241,341
5.42%,04/18/2024(a)	94,319,000	93,655,968
5.43%,04/25/2024(a)	6,057,000	6,008,133
5.37%,05/02/2024(a)	26,848,000	26,604,556
5.36%,05/09/2024(a)	25,171,000	24,917,717
5.30%,05/16/2024(a)	11,729,000	11,599,462
5.33%,05/23/2024(a)	26,393,000	26,074,448
5.26%,05/30/2024(a)	7,876,000	7,772,824
5.27%,06/06/2024(a)	9,735,000	9,598,208
5.19%,06/13/2024(a)	23,533,000	23,178,462
5.18%,06/20/2024(a)	2,223,000	2,187,392
5.15%,06/27/2024(a)	15,458,000	15,194,806
5.14%,07/05/2024(a)	2,993,000	2,938,978
5.12%,07/11/2024(a)	11,819,000	11,596,056
5.11%,07/18/2024(a)	18,344,000	17,980,722
5.09%,07/25/2024(a)	30,301,000	29,671,141
5.14%,08/01/2024(a)	17,204,000	16,829,275
5.17%,08/08/2024(a)	36,518,000	35,686,526
5.21%,08/15/2024(a)	18,550,000	18,108,987
5.23%,08/22/2024(a)	64,139,000	62,554,771
5.20%,08/29/2024(a)	7,641,000	7,444,688
TOTAL SHORT-TERM INVESTMENTS (Cost $523,574,129)		523,473,005

TOTAL INVESTMENTS — 78.8% (Cost $523,574,129)		523,473,005

MONEY MARKET DEPOSIT ACCOUNT — 3.4%(b)		22,835,183

OTHER ASSETS IN EXCESS OF LIABILITIES — 17.8%		118,514,609
TOTAL NET ASSETS — 100.0%		$664,822,797

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Abbey Capital Multi Asset Fund

Consolidated Schedule of Open Futures Contracts

as of February 29, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	6	03/12/2024	$585,272	$(687)
3 Month Euribor	4	03/17/2025	1,050,700	(5,309)
3 Month Euribor	91	06/16/2025	23,944,004	(114,133)
3 Month Euribor	10	09/15/2025	2,634,046	(14,226)
3 Month Euribor	26	12/15/2025	6,852,736	(27,533)
3 Month Euribor	13	03/16/2026	3,427,070	(14,496)
3 Month Euribor	17	06/15/2026	4,482,013	(11,713)
3 Month Euribor	29	12/14/2026	7,646,570	(10,349)
3 Month Euribor	1	03/15/2027	263,661	(459)
3 Month Euribor	1	06/14/2027	263,648	122
3-Month Secured Overnight Financing Rate	24	06/18/2024	5,681,100	(200)
3-Month Secured Overnight Financing Rate	42	09/16/2025	10,082,100	(58,919)
Arabica Coffee	14	05/20/2024	967,838	(7,013)
Arabica Coffee	7	07/19/2024	479,588	1,781
ASX SPI 200 Index	182	03/21/2024	22,654,473	458,624
Austrailian Government 10 Year Bonds	33	03/15/2024	2,467,099	(14,586)
Austrailian Government 3 Year Bonds	454	03/15/2024	31,420,623	(77,291)
Australian 90 Day Bank Bills	29	06/13/2024	18,653,619	(94)
Australian 90 Day Bank Bills	78	09/12/2024	50,185,273	(22,845)
Brazilian Real/US Dollar Cross Currency Rate	3	03/28/2024	60,180	(315)
Brent Crude Oil	42	03/28/2024	3,440,220	3,150
Brent Crude Oil	5	03/28/2024	409,550	(2,540)
Brent Crude Oil	10	04/30/2024	811,800	(1,770)
Brent Crude Oil	8	05/31/2024	644,240	3,600
Brent Crude Oil	7	10/31/2024	543,900	1
British Pound/US Dollar Cross Currency Rate	54	03/18/2024	4,257,225	(37,575)
CAC40 10 Euro Index	530	03/15/2024	45,487,981	746,973
Canadian Dollar/US Dollar Cross Currency Rate	87	03/19/2024	6,409,290	(153,590)
Copper	18	05/29/2024	1,731,150	188
Cotton No.2	145	05/08/2024	7,218,825	760,870
Cotton No.2	11	07/09/2024	537,735	19,695
Crude Oil	94	03/20/2024	7,356,440	52,250
Crude Oil	10	04/22/2024	774,500	2,270
Crude Oil	33	05/21/2024	2,534,730	12,490
Crude Oil	10	06/20/2024	761,800	1,770
Crude Oil	2	11/20/2024	146,260	(1,400)
Crude Palm Oil	4	04/15/2024	84,670	2,639
Crude Palm Oil	42	05/15/2024	878,411	28,759
Crude Palm Oil	12	06/14/2024	246,802	8,018
Crude Palm Oil	5	07/15/2024	101,017	3,156
DAX Index	2	03/15/2024	191,821	6,971
Dollar Index	79	03/18/2024	8,223,742	(22,615)
Dow Jones Industrial Average Index	120	03/15/2024	23,425,800	955,075
Dow Jones U.S. Micro-Cap Total Stock Index	1	03/15/2024	19,522	191
E-mini Energy Select Sector	1	03/15/2024	90,110	100
Emini S&P 500 ESG Index	1	03/15/2024	225,040	17,780
Euro STOXX 50 Dividend Index	9	12/20/2024	155,246	2,886
EURO STOXX 50 Index	1	03/15/2024	46,237	389

The accompanying notes are an integral part of the consolidated financial statements.
12

Abbey Capital Multi Asset Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Euro STOXX 50 Quanto Index	625	03/15/2024	$33,058,990	$860,277
Euro STOXX Banks Index	265	03/15/2024	1,754,991	3,615
Euro/Japanese Yen Cross Currency Rate	97	03/18/2024	13,075,299	476,158
Euro/US Dollar Cross Currency Rate	165	03/18/2024	22,293,563	(48,975)
Euro-BOBL	204	06/06/2024	25,964,117	52,181
Euro-BTP Italian Government Bonds	155	03/07/2024	19,737,690	(135,921)
Euro-Bund	151	06/06/2024	21,584,951	49,922
Feeder Cattle	14	04/25/2024	1,776,075	(17,013)
Feeder Cattle	4	05/23/2024	512,250	225
Financial Select Sector Index	2	03/15/2024	248,700	1,000
Frozen Concentrated Orange Juice	3	05/10/2024	161,168	(2,438)
FTSE 100 Index	46	03/15/2024	4,428,415	(13,463)
FTSE Bursa Malaysia KLCI Index	33	03/29/2024	535,281	379
FTSE MIB Index	13	03/15/2024	458,465	3,302
FTSE/MIB Index	90	03/15/2024	15,869,937	818,328
German Stock Index	137	03/15/2024	65,698,521	2,045,711
Gold	161	04/26/2024	33,080,670	130,531
Gold	9	06/26/2024	1,867,140	13,360
Hang Seng Index	1	03/27/2024	21,013	(207)
Hang Seng Index	17	03/27/2024	1,786,091	(16,176)
IBEX 35 Composite Index	3	03/15/2024	32,513	(149)
IBEX 35 Index	24	03/15/2024	2,601,003	(10,676)
ICE 3 Month SONIA Rate	30	09/17/2024	8,992,047	(31,936)
ICE 3 Month SONIA Rate	5	12/17/2024	1,502,698	(663)
ICE 3 Month SONIA Rate	6	03/18/2025	1,808,255	(5,980)
ICE 3 Month SONIA Rate	7	06/17/2025	2,114,381	(17,183)
ICE 3 Month SONIA Rate	11	09/16/2025	3,328,673	(18,083)
ICE 3 Month SONIA Rate	6	12/16/2025	1,818,101	(12,181)
ICE 3 Month SONIA Rate	6	03/17/2026	1,819,900	(8,410)
ICE 3 Month SONIA Rate	6	06/16/2026	1,821,036	(8,931)
ICE 3 Month SONIA Rate	5	09/15/2026	1,518,319	(7,022)
ICE 3 Month SONIA Rate	17	12/15/2026	5,164,163	(20,086)
Indian Rupee/US Dollar Cross Currency Rate	1	03/26/2024	24,100	(14)
Indian Rupee/US Dollar Cross Currency Rate	1	03/26/2024	60,300	15
Industrial Select Sector Index	1	03/15/2024	122,110	830
Japanese 10 Year Government Bonds	97	03/13/2024	94,631,938	(381,403)
JPNK400 Index	2	03/07/2024	32,324	(70)
Lean Hogs	36	04/12/2024	1,247,400	11,310
Lean Hogs	109	06/14/2024	4,368,720	35,980
Light Sweet Crude Oil	15	03/19/2024	586,950	3,900
Live Cattle	69	04/30/2024	5,115,660	4,850
Live Cattle	31	06/28/2024	2,247,190	(10,560)
Live Cattle	21	08/30/2024	1,517,880	(1,700)
Live Cattle	5	10/31/2024	368,450	(1,920)
LME Aluminum Forward	1	03/01/2024	53,640	(1,610)
LME Copper Forward	1	03/05/2024	210,168	3,005
LME Copper Forward	1	03/08/2024	210,374	1,074
LME Copper Forward	2	03/11/2024	420,812	(6,613)
LME Lead Forward	2	03/05/2024	103,015	1,560

The accompanying notes are an integral part of the consolidated financial statements.
13

Abbey Capital Multi Asset Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
LME Lead Forward	1	03/07/2024	$51,598	$(443)
LME Nickel Forward	1	03/14/2024	106,284	4,644
LME Nickel Forward	1	03/19/2024	106,335	5,175
LME Zinc Forward	1	03/01/2024	59,565	(973)
LME Zinc Forward	2	03/05/2024	119,213	(7,593)
LME Zinc Forward	2	03/07/2024	119,379	(7,640)
LME Zinc Forward	1	03/26/2024	59,906	(6,306)
London Cocoa	25	05/15/2024	1,629,008	295,797
London Cocoa	15	07/16/2024	908,293	159,404
London Metals - Aluminum	1576	03/18/2024	86,570,468	(2,600,073)
London Metals - Aluminum	292	06/17/2024	16,330,246	(90,654)
London Metals - Copper	354	03/18/2024	74,578,950	(76,688)
London Metals - Copper	125	06/17/2024	26,592,188	124,504
London Metals - Lead	343	03/18/2024	17,767,400	(871,686)
London Metals - Lead	82	06/17/2024	4,232,574	(8,572)
London Metals - Nickel	22	03/18/2024	2,338,974	191,300
London Metals - Nickel	11	06/17/2024	1,185,558	25,958
London Metals - Zinc	236	03/18/2024	14,120,175	(416,017)
London Metals - Zinc	11	06/17/2024	669,006	5,804
Long Gilt	181	06/26/2024	22,411,373	86,506
Low Sulphur Gas Oil	50	04/11/2024	4,031,250	(115,275)
Low Sulphur Gas Oil	7	05/10/2024	553,000	(17,550)
Low Sulphur Gas Oil	9	06/12/2024	701,550	7,700
Low Sulphur Gas Oil	7	07/11/2024	540,750	(7,700)
Lumber	1	05/15/2024	16,239	138
Mexican Peso/US Dollar Cross Currency Rate	295	03/18/2024	8,627,275	224,015
Mexican Stock Exchange Price & Quotation Index	4	03/15/2024	130,794	(4,352)
Micro Gold	13	04/26/2024	267,111	1,656
MSCI EAFE Index	59	03/15/2024	6,749,305	167,410
MSCI Emerging Markets Index	41	03/15/2024	2,084,440	9,085
Nasdaq 100 Index	83	03/15/2024	30,017,365	1,925,712
NASDAQ 100 Micro Index	1	03/15/2024	36,166	1,194
New Zealand Dollar/US Dollar Cross Currency Rate	163	03/18/2024	9,913,660	(166,470)
Nifty 50 Index	167	03/28/2024	7,412,128	(27,816)
Nikkei 225 Index	15	03/07/2024	3,928,095	408,284
Nikkei 225 Index	160	03/07/2024	20,947,172	1,902,069
Nikkei 225 Index	26	03/07/2024	3,407,818	207,527
Nikkei 225 Index	97	03/07/2024	2,540,168	281,037
Nikkei 225 Index	13	03/07/2024	2,554,825	203,375
NY Harbor ULSD	90	03/28/2024	10,016,622	(318,929)
NY Harbor ULSD	8	04/30/2024	872,054	(10,219)
NY Harbor ULSD	8	05/31/2024	859,051	5,141
NY Harbor ULSD	7	06/28/2024	747,025	168
NY Harbor ULSD	1	11/29/2024	105,155	(1,877)
NYSE FANG+ Index	2	03/15/2024	99,258	(1,831)
Oats	1	05/14/2024	18,550	(38)
OMXS30 ESG Index	1	03/15/2024	22,694	813
OMXS30 Index	1013	03/15/2024	24,009,695	787,933
Reformulated Gasoline Blendstock	77	03/28/2024	8,346,954	154,505

The accompanying notes are an integral part of the consolidated financial statements.
14

Abbey Capital Multi Asset Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Reformulated Gasoline Blendstock	12	04/30/2024	$1,295,834	$11,437
Reformulated Gasoline Blendstock	7	05/31/2024	746,348	14,889
Reformulated Gasoline Blendstock	2	06/28/2024	209,614	2,041
Robusta Coffee	50	05/24/2024	1,547,500	(13,080)
Robusta Coffee	3	07/25/2024	90,780	480
Rough Rice	7	05/14/2024	255,990	(3,300)
Russell 2000 Index	45	03/15/2024	4,628,925	78,260
S&P 500 Index	1476	03/15/2024	376,656,751	27,799,599
S&P 500 Index	2	03/15/2024	51,038	1,451
S&P Mid Cap 400 Index	18	03/15/2024	5,206,680	159,330
S&P Real Estate Select Sector Stock Index	1	03/15/2024	47,900	1,138
S&P/Toronto Stock Exchange 60 Index	54	03/14/2024	10,270,405	259,099
SGX FTSE Taiwan Index	100	03/28/2024	6,466,000	13,980
SGX Technically Specified Rubber 20	2	03/28/2024	16,230	1,130
SGX TSI Iron Ore	56	03/28/2024	652,344	(86,266)
SGX TSI Iron Ore	119	04/30/2024	1,369,452	(3,223)
Short-term Euro-BTP	48	03/07/2024	5,466,430	(2,680)
STOXX 600 Bank Spread Index	10	03/15/2024	93,868	1,473
STOXX Euro ESG-X Index	6	03/15/2024	119,709	4,345
STOXX Europe 600 Index	119	03/15/2024	3,182,585	16,454
STOXX Europe 600 Index	2	03/15/2024	39,882	492
Sugar #11	8	06/28/2024	192,909	(10,046)
Swiss Franc/US Dollar Cross Currency Rate	3	03/18/2024	424,631	(2,069)
Technology Select Sector Index	1	03/15/2024	208,930	1,250
Tokyo Price Index	39	03/07/2024	697,432	19,220
TOPIX Index	50	03/07/2024	8,941,435	509,398
U.S. Treasury 5 Year Note	32	06/28/2024	3,421,000	500
U.S. Treasury Long Bonds	8	06/18/2024	954,000	(1,938)
US Cocoa	38	05/15/2024	2,298,620	470,160
US Cocoa	33	07/16/2024	1,890,900	246,740
White Maize	5	07/24/2024	118,665	4,354
WTI Light Sweet Crude Oil IPE	9	03/19/2024	704,340	11,260
WTI Light Sweet Crude Oil IPE	7	04/19/2024	542,150	5,210
WTI Light Sweet Crude Oil IPE	3	05/20/2024	230,430	570
XAV Health Care Select Sector Index	3	03/15/2024	439,140	7,230
				$38,175,260

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
1 Month Secured Overnight Financing Rate	(17)	07/31/2024	$6,719,079	$2,396
10 Year U.S. Ultra Treasury Notes	(33)	06/18/2024	3,767,672	(8,375)

The accompanying notes are an integral part of the consolidated financial statements.
15

Abbey Capital Multi Asset Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
3 Month Canadian Bankers’ Acceptances	(14)	06/17/2024	$2,448,569	$(1,925)
3 Month Canadian Bankers’ Acceptances	(12)	09/18/2024	2,104,299	2,772
3 Month Canadian Bankers’ Acceptances	(8)	12/18/2024	1,406,993	516
3 Month Canadian Bankers’ Acceptances	(9)	03/19/2025	1,586,763	737
3 Month Canadian Bankers’ Acceptances	(2)	06/18/2025	353,277	589
3 Month Canadian Bankers’ Acceptances	(1)	09/17/2025	176,896	(184)
3 Month Euribor	(30)	06/17/2024	7,809,730	8,795
3 Month Euribor	(22)	09/16/2024	5,747,347	17,401
3 Month Euribor	(37)	12/16/2024	9,695,984	7,282
3 Month Euribor	(106)	03/17/2025	27,843,560	(5,269)
3-Month Secured Overnight Financing Rate	(42)	09/17/2024	9,963,450	28,900
3-Month Secured Overnight Financing Rate	(217)	12/17/2024	51,637,863	127,938
3-Month Secured Overnight Financing Rate	(335)	03/18/2025	79,981,250	60,040
3-Month Secured Overnight Financing Rate	(17)	06/17/2025	4,070,863	14,200
3-Month Secured Overnight Financing Rate	(15)	09/16/2025	3,600,750	8,575
3-Month Secured Overnight Financing Rate	(119)	12/16/2025	28,616,525	450
3-Month Secured Overnight Financing Rate	(11)	03/17/2026	2,647,838	1,888
3-Month Secured Overnight Financing Rate	(10)	06/16/2026	2,408,250	775
3-Month Secured Overnight Financing Rate	(9)	09/15/2026	2,167,650	163
3-Month Secured Overnight Financing Rate	(60)	12/15/2026	14,451,750	(3,963)
AUD/USD Cross Currency Rate	(526)	03/18/2024	34,174,220	179,925
Austrailian Government 10 Year Bonds	(124)	03/15/2024	9,270,312	(17,433)
Austrailian Government 3 Year Bonds	(202)	03/15/2024	13,980,100	(17,876)
Australian 90 Day Bank Bills	(17)	12/12/2024	10,941,020	(78)
Australian 90 Day Bank Bills	(20)	03/13/2025	12,875,247	(676)
Australian 90 Day Bank Bills	(4)	06/12/2025	2,575,615	(472)
Australian 90 Day Bank Bills	(3)	09/11/2025	1,932,042	(220)
Australian 90 Day Bank Bills	(2)	12/11/2025	1,288,217	(142)
British Pound/US Dollar Cross Currency Rate	(9)	03/18/2024	709,538	631
Canadian 10 Year Government Bonds	(81)	06/19/2024	7,154,309	(3,065)
Canadian 2-Year Bond Futures	(43)	06/19/2024	3,267,417	(1,555)
Canadian 5 Year Bonds	(20)	06/19/2024	1,639,465	(2,387)
Canadian Canola Oil	(92)	05/14/2024	804,928	29,768
Canadian Canola Oil	(16)	07/12/2024	141,685	(479)
Canadian Dollar/US Dollar Cross Currency Rate	(232)	03/19/2024	17,091,440	26,185
Class III Milk	(7)	04/30/2024	240,380	5,200
Copper	(119)	05/29/2024	11,444,825	13,993
Copper	(5)	07/29/2024	483,375	3,013
Corn No. 2 Yellow	(536)	05/14/2024	11,510,600	(45,669)
Corn No. 2 Yellow	(509)	07/12/2024	11,229,813	942,263
Corn No. 2 Yellow	(31)	09/13/2024	697,888	(17,425)
Corn No. 2 Yellow	(28)	12/13/2024	648,550	(6,300)
Crude Oil	(47)	03/20/2024	3,678,220	(30,078)
Crude Soybean Oil	(92)	05/14/2024	2,495,592	96,180
Crude Soybean Oil	(20)	07/12/2024	547,440	5,964
Crude Soybean Oil	(19)	12/13/2024	513,684	25,470
E-mini Consumer Staples Select Sector	(1)	03/15/2024	75,060	(2,040)
Euro BUXL 30 Year Bonds	(12)	03/07/2024	1,727,033	(4,734)
Euro STOXX 50 Quanto Index	(196)	03/15/2024	10,367,299	(400,264)
Euro/US Dollar Cross Currency Rate	(1)	03/18/2024	13,511	(93)

The accompanying notes are an integral part of the consolidated financial statements.
16

Abbey Capital Multi Asset Fund

Consolidated Schedule of Open Futures Contracts (Continued)

as of February 29, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
Euro/US Dollar Cross Currency Rate	(193)	03/18/2024	$26,076,713	$(45,488)
Euro-BOBL	(395)	03/07/2024	49,616,208	213,231
Euro-Bund	(147)	03/07/2024	21,075,126	87,706
Euro-Schatz	(1052)	03/07/2024	119,555,790	532,635
Eurpoean Rapeseed	(44)	04/30/2024	979,638	18,117
Eurpoean Rapeseed	(7)	07/31/2024	156,324	(405)
French Government Bonds	(31)	03/07/2024	4,278,231	(8,852)
FTSE 100 Index	(230)	03/15/2024	22,142,073	(15,186)
FTSE China A50 Index	(43)	03/28/2024	510,496	(813)
FTSE/JSE Top 40 Index	(44)	03/20/2024	1,519,193	46,664
Gold	(3)	04/26/2024	616,410	(13,150)
Hang Seng China Enterprises Index	(16)	03/27/2024	580,471	9,675
Hang Seng China Enterprises Index	(3)	03/27/2024	21,768	294
Hang Seng Index	(92)	03/27/2024	9,665,905	138,170
Hang Seng TECH Index	(1)	03/27/2024	21,917	(19)
Hard Red Winter Wheat	(102)	05/14/2024	2,994,975	74,938
Hard Red Winter Wheat	(7)	07/12/2024	200,988	(1,888)
ICE 3 Month SONIA Rate	(9)	12/17/2024	2,704,857	1,436
ICE 3 Month SONIA Rate	(7)	12/16/2025	2,121,118	(2,509)
ICE European Climate Exchange Emissions	(89)	12/16/2024	5,386,710	968,884
Japanese Yen/US Dollar Cross Currency Rate	(529)	03/18/2024	44,211,175	1,574,489
Lean Hogs	(3)	06/14/2024	120,240	(5,440)
LME Aluminum Forward	(1)	03/01/2024	53,640	1,073
LME Copper Forward	(1)	03/05/2024	210,168	3,401
LME Copper Forward	(1)	03/08/2024	210,374	3,289
LME Copper Forward	(2)	03/11/2024	420,812	(6,187)
LME Lead Forward	(2)	03/05/2024	103,015	(255)
LME Lead Forward	(1)	03/07/2024	51,598	(973)
LME Nickel Forward	(1)	03/14/2024	106,284	(3,396)
LME Nickel Forward	(1)	03/19/2024	106,335	(4,791)
LME Zinc Forward	(1)	03/01/2024	59,565	1,261
LME Zinc Forward	(2)	03/05/2024	119,213	7,732
LME Zinc Forward	(2)	03/07/2024	119,379	(67)
LME Zinc Forward	(1)	03/26/2024	59,906	6,119
London Metals - Aluminum	(1576)	03/18/2024	86,570,468	1,150,403
London Metals - Aluminum	(397)	06/17/2024	22,202,424	33,139
London Metals - Copper	(354)	03/18/2024	74,578,950	(235,846)
London Metals - Copper	(117)	06/17/2024	24,890,288	(393,167)
London Metals - Lead	(343)	03/18/2024	17,767,400	(71,183)
London Metals - Lead	(137)	06/17/2024	7,071,495	(160,005)
London Metals - Nickel	(22)	03/18/2024	2,338,974	(3,526)
London Metals - Nickel	(36)	06/17/2024	3,880,008	(349,894)
London Metals - Zinc	(236)	03/18/2024	14,120,175	530,159
London Metals - Zinc	(106)	06/17/2024	6,446,788	(250,938)
Long Gilt	(67)	06/26/2024	8,295,923	5,377
Maize	(1)	06/05/2024	9,444	311
Mexican Peso/US Dollar Cross Currency Rate	(2)	03/18/2024	58,490	(250)
Milling Wheat No. 2	(218)	05/10/2024	2,309,023	175,414
Milling Wheat No. 2	(34)	09/10/2024	376,659	2,351
Milling Wheat No. 2	(14)	12/10/2024	159,256	(41)

The accompanying notes are an integral part of the consolidated financial statements.
17

Abbey Capital Multi Asset Fund

Consolidated Schedule of Open Futures Contracts (Concluded)

as of February 29, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/ Unrealized Appreciation (Depreciation)
MSCI China A 50 Index	(1)	03/15/2024	$46,080	$115
MSCI Singapore Index	(33)	03/27/2024	690,387	4,853
Nasdaq 100 Index	(10)	03/15/2024	3,616,550	(10,180)
Natural Gas	(11)	03/25/2024	51,150	(1,925)
Natural Gas	(214)	03/26/2024	3,980,400	(104,347)
Natural Gas	(70)	03/27/2024	1,354,455	25,369
Natural Gas	(178)	04/26/2024	3,574,240	(7,880)
Natural Gas	(16)	05/29/2024	359,840	(20,060)
Natural Gas	(16)	09/26/2024	422,400	(23,120)
Nikkei 225 Index	(49)	03/07/2024	6,415,071	(29,616)
NY Harbor ULSD	(3)	03/28/2024	333,887	(3,234)
Palladium	(17)	06/26/2024	1,609,560	65,830
Phelix DE Base Yearly	(2)	12/27/2024	1,411,462	291,325
Phelix DE Baseload Quarterly	(1)	03/26/2024	131,502	79,996
Platinum	(35)	04/26/2024	1,547,000	24,675
Red Spring Wheat	(13)	05/14/2024	428,350	(3,750)
SET50 Index	(212)	03/28/2024	985,373	36,129
Short-term Euro-BTP	(8)	03/07/2024	911,072	11
Silver	(93)	05/29/2024	10,641,525	(65,361)
Silver	(2)	07/29/2024	231,020	(220)
South African Rand/US Dollar Cross Currency Rate	(2)	03/18/2024	52,025	1,325
Soybean Meal	(115)	05/14/2024	3,785,800	169,080
Soybean Meal	(21)	07/12/2024	695,520	10,110
Soybeans	(324)	05/14/2024	18,480,150	502,609
Soybeans	(170)	07/12/2024	9,785,625	300,400
Soybeans	(30)	11/14/2024	1,699,875	11,488
STOXX 600 Utilities Index	(6)	03/15/2024	116,046	(449)
Sugar #11	(160)	04/30/2024	3,886,848	123,191
Sugar #11	(1)	06/28/2024	24,114	706
Sugar #11	(1)	09/30/2024	24,203	627
Sugar #11	(1)	02/28/2025	24,461	571
Swiss Franc/US Dollar Cross Currency Rate	(27)	03/18/2024	3,821,681	5,956
U.S. Treasury 10 Year Notes	(362)	06/18/2024	39,978,375	(77,031)
U.S. Treasury 2 Year Notes	(448)	06/28/2024	91,727,999	(51,945)
U.S. Treasury 5 Year Note	(833)	06/28/2024	89,052,906	(120,977)
U.S. Treasury Long Bonds	(83)	06/18/2024	9,897,750	(30,594)
U.S. Treasury Ultra Bonds	(26)	06/18/2024	3,324,750	(34,281)
UK Natural Gas	(45)	03/27/2024	1,049,394	(44,421)
UK Natural Gas	(5)	04/29/2024	120,251	(10,350)
US 3 Year Notes	(2)	06/28/2024	417,375	(500)
Utilities Select Sector Index	(1)	03/15/2024	62,580	(570)
Wheat	(45)	05/14/2024	1,296,563	31,000
Wheat	(238)	07/12/2024	6,893,075	473,000
Wheat	(12)	09/13/2024	352,050	388
Wheat	(4)	12/13/2024	120,150	4,438
White Sugar	(10)	04/15/2024	307,550	3,300
White Sugar	(3)	07/16/2024	90,120	1,545
Yellow Maize	(1)	07/24/2024	20,839	(1,345)
				$6,579,187
Total Unrealized Appreciation (Depreciation) on Futures Contracts				$44,754,447

The accompanying notes are an integral part of the consolidated financial statements.
18

Abbey Capital Multi Asset Fund

Schedule of Forward currency Contracts

as of February 29, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/27/2024	AUD	5,400,000	CAD	4,784,176	SG Americas Securities LLC	$(13,529)
03/27/2024	AUD	1,242,626	EUR	750,000	SG Americas Securities LLC	(3,103)
03/27/2024	AUD	1,936,395	GBP	1,000,000	SG Americas Securities LLC	(2,753)
03/01/2024	AUD	800,000	JPY	78,548,446	SG Americas Securities LLC	(4,000)
03/04/2024	AUD	600,000	JPY	58,536,480	SG Americas Securities LLC	(644)
03/27/2024	AUD	12,000,000	JPY	1,176,850,818	SG Americas Securities LLC	(77,426)
03/01/2024	AUD	2,600,000	NZD	2,770,994	SG Americas Securities LLC	2,933
03/27/2024	AUD	14,200,000	NZD	15,086,395	SG Americas Securities LLC	52,570
03/01/2024	AUD	5,819,299	USD	3,799,531	SG Americas Securities LLC	(16,869)
03/04/2024	AUD	5,819,299	USD	3,788,364	SG Americas Securities LLC	(5,359)
03/20/2024	AUD	900,000	USD	590,571	SG Americas Securities LLC	(5,194)
03/27/2024	AUD	1,000,000	USD	655,424	SG Americas Securities LLC	(4,854)
03/04/2024	BRL	497,152	USD	100,000	SG Americas Securities LLC	(39)
03/20/2024	BRL	36,094,403	USD	7,200,000	SG Americas Securities LLC	45,111
03/27/2024	CAD	15,397,216	AUD	17,400,000	SG Americas Securities LLC	29,982
03/27/2024	CAD	183,457	EUR	125,000	SG Americas Securities LLC	(20)
03/27/2024	CAD	8,400,000	JPY	931,355,140	SG Americas Securities LLC	(47,603)
03/01/2024	CAD	70,662,823	USD	52,035,299	SG Americas Securities LLC	32,532
03/20/2024	CAD	1,887,821	USD	1,400,000	SG Americas Securities LLC	(8,561)
03/27/2024	CAD	200,000	USD	147,913	SG Americas Securities LLC	(485)
03/20/2024	CHF	14,147,080	EUR	15,150,000	SG Americas Securities LLC	(355,273)
03/27/2024	CHF	10,567,561	EUR	11,125,000	SG Americas Securities LLC	(52,096)
03/27/2024	CHF	1,661,187	GBP	1,500,000	SG Americas Securities LLC	(9,701)
03/27/2024	CHF	5,500,000	JPY	937,074,633	SG Americas Securities LLC	(39,958)
03/01/2024	CHF	16,678,523	USD	18,933,718	SG Americas Securities LLC	(72,116)
03/04/2024	CHF	16,678,523	USD	19,002,143	SG Americas Securities LLC	(134,651)
03/20/2024	CHF	1,168,716	USD	1,350,000	SG Americas Securities LLC	(25,530)
03/27/2024	CHF	6,625,000	USD	7,546,874	SG Americas Securities LLC	(32,995)
03/06/2024	CLP	384,730,064	USD	400,000	SG Americas Securities LLC	(1,877)
03/12/2024	CLP	196,515,712	USD	200,000	SG Americas Securities LLC	3,292
03/27/2024	CLP	98,668,936	USD	100,000	SG Americas Securities LLC	1,990
03/20/2024	CNH	4,679,630	USD	650,000	SG Americas Securities LLC	271
03/27/2024	CNH	2,877,900	USD	400,000	SG Americas Securities LLC	106
03/07/2024	COP	400,022,000	USD	100,000	SG Americas Securities LLC	1,801
03/11/2024	COP	399,141,000	USD	100,000	SG Americas Securities LLC	1,504
03/20/2024	COP	8,036,827,230	USD	2,000,000	SG Americas Securities LLC	40,497
03/26/2024	COP	394,672,357	USD	100,000	SG Americas Securities LLC	97
03/27/2024	EUR	5,750,000	AUD	9,476,073	SG Americas Securities LLC	56,785
03/27/2024	EUR	6,750,000	CAD	9,838,982	SG Americas Securities LLC	50,952
03/20/2024	EUR	10,600,000	CHF	10,025,426	SG Americas Securities LLC	104,492
03/27/2024	EUR	375,000	CHF	357,071	SG Americas Securities LLC	779
03/20/2024	EUR	2,200,000	CZK	54,993,671	SG Americas Securities LLC	34,752
03/20/2024	EUR	4,900,000	GBP	4,194,464	SG Americas Securities LLC	4,994
03/27/2024	EUR	1,500,000	GBP	1,283,568	SG Americas Securities LLC	2,513
03/20/2024	EUR	550,000	HUF	216,605,107	SG Americas Securities LLC	(338)
03/27/2024	EUR	400,000	HUF	156,438,306	SG Americas Securities LLC	3,148
03/21/2024	EUR	26,050,000	JPY	4,163,263,074	SG Americas Securities LLC	315,408
03/27/2024	EUR	4,000,000	JPY	647,513,990	SG Americas Securities LLC	(9,901)

The accompanying notes are an integral part of the consolidated financial statements.
19

Abbey Capital Multi Asset Fund

Schedule of Forward currency Contracts (Continued)

as of February 29, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/20/2024	EUR	3,600,000	NOK	41,205,691	SG Americas Securities LLC	$12,586
03/27/2024	EUR	4,750,000	NOK	53,824,313	SG Americas Securities LLC	68,502
03/27/2024	EUR	300,000	PLN	1,293,575	SG Americas Securities LLC	763
03/20/2024	EUR	400,000	SEK	4,534,179	SG Americas Securities LLC	(5,089)
03/27/2024	EUR	6,750,000	SEK	75,743,526	SG Americas Securities LLC	(11,521)
03/01/2024	EUR	14,174,791	USD	15,379,648	SG Americas Securities LLC	(58,933)
03/20/2024	EUR	1,450,000	USD	1,572,167	SG Americas Securities LLC	(3,706)
03/27/2024	EUR	8,625,000	USD	9,349,727	SG Americas Securities LLC	(17,274)
03/27/2024	GBP	5,500,000	AUD	10,563,278	SG Americas Securities LLC	71,672
03/27/2024	GBP	375,000	CHF	417,144	SG Americas Securities LLC	330
03/04/2024	GBP	171,263	EUR	200,000	SG Americas Securities LLC	(3)
03/20/2024	GBP	19,692,209	EUR	23,000,000	SG Americas Securities LLC	(18,507)
03/27/2024	GBP	9,948,943	EUR	11,600,000	SG Americas Securities LLC	9,204
03/27/2024	GBP	4,750,000	JPY	896,642,441	SG Americas Securities LLC	(10,082)
03/01/2024	GBP	33,721,680	USD	42,658,168	SG Americas Securities LLC	(90,847)
03/04/2024	GBP	33,721,680	USD	42,725,908	SG Americas Securities LLC	(158,011)
03/20/2024	GBP	4,100,000	USD	5,179,323	SG Americas Securities LLC	(3,256)
03/27/2024	GBP	5,937,500	USD	7,489,473	SG Americas Securities LLC	6,702
03/20/2024	HUF	1,240,099,030	EUR	3,200,000	SG Americas Securities LLC	(53,407)
03/01/2024	HUF	145,038,488	USD	400,466	SG Americas Securities LLC	(1,198)
03/27/2024	HUF	1,047,960,829	USD	2,900,000	SG Americas Securities LLC	(21,752)
03/20/2024	ILS	2,538,432	USD	700,000	SG Americas Securities LLC	10,913
03/27/2024	ILS	2,174,415	USD	600,000	SG Americas Securities LLC	9,111
03/01/2024	INR	153,022,472	USD	1,839,113	SG Americas Securities LLC	6,342
03/04/2024	INR	138,656,339	USD	1,668,107	SG Americas Securities LLC	3,951
03/05/2024	INR	40,933,129	USD	492,780	SG Americas Securities LLC	819
03/06/2024	INR	165,865,844	USD	2,000,000	SG Americas Securities LLC	66
03/13/2024	INR	516,135,349	USD	6,221,384	SG Americas Securities LLC	879
03/20/2024	INR	211,804,278	USD	2,550,000	SG Americas Securities LLC	2,783
03/27/2024	INR	5,630,811	USD	67,851	SG Americas Securities LLC	(2)
03/01/2024	JPY	78,066,139	AUD	800,000	SG Americas Securities LLC	783
03/04/2024	JPY	38,974,946	AUD	400,000	SG Americas Securities LLC	100
03/21/2024	JPY	39,644,758	EUR	250,000	SG Americas Securities LLC	(5,100)
03/04/2024	JPY	23,712,095	GBP	125,000	SG Americas Securities LLC	471
03/01/2024	JPY	18,396,176	NZD	200,000	SG Americas Securities LLC	955
03/27/2024	JPY	18,169,652	NZD	200,000	SG Americas Securities LLC	(45)
03/01/2024	JPY	4,608,091,663	USD	30,751,327	SG Americas Securities LLC	(9,592)
03/21/2024	JPY	134,879,471	USD	900,000	SG Americas Securities LLC	2,726
03/06/2024	KRW	7,051,647,963	USD	5,300,000	SG Americas Securities LLC	(2,743)
03/15/2024	KRW	399,350,486	USD	300,000	SG Americas Securities LLC	142
03/20/2024	KRW	8,066,139,850	USD	6,050,000	SG Americas Securities LLC	13,964
03/20/2024	MXN	144,126,169	USD	8,400,000	SG Americas Securities LLC	28,225
03/27/2024	MXN	85,000,000	USD	4,953,075	SG Americas Securities LLC	11,816
03/20/2024	NOK	27,764,233	EUR	2,450,000	SG Americas Securities LLC	(34,803)
03/01/2024	NOK	3,500,000	SEK	3,415,559	SG Americas Securities LLC	38
03/04/2024	NOK	3,500,000	SEK	3,416,353	SG Americas Securities LLC	(55)
03/27/2024	NOK	7,000,000	SEK	6,826,628	SG Americas Securities LLC	208
03/27/2024	NOK	21,031,462	USD	2,000,000	SG Americas Securities LLC	(18,501)
03/01/2024	NZD	2,776,296	AUD	2,600,000	SG Americas Securities LLC	296
03/27/2024	NZD	25,970,848	AUD	24,400,000	SG Americas Securities LLC	(61,262)

The accompanying notes are an integral part of the consolidated financial statements.
20

Abbey Capital Multi Asset Fund

Schedule of Forward currency Contracts (Continued)

as of February 29, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/01/2024	NZD	200,000	JPY	18,242,492	SG Americas Securities LLC	$70
03/27/2024	NZD	12,200,000	JPY	1,125,856,880	SG Americas Securities LLC	(114,525)
03/01/2024	NZD	700,000	USD	432,050	SG Americas Securities LLC	(5,855)
03/04/2024	NZD	800,000	USD	487,703	SG Americas Securities LLC	(623)
03/20/2024	NZD	3,900,000	USD	2,403,458	SG Americas Securities LLC	(28,913)
03/27/2024	NZD	1,900,000	USD	1,161,405	SG Americas Securities LLC	(4,568)
03/20/2024	PHP	25,195,678	USD	450,000	SG Americas Securities LLC	(1,952)
03/20/2024	PLN	24,299,525	EUR	5,600,000	SG Americas Securities LLC	26,410
03/27/2024	PLN	4,336,197	EUR	1,000,000	SG Americas Securities LLC	3,534
03/27/2024	PLN	25,664,192	USD	6,400,000	SG Americas Securities LLC	24,974
03/20/2024	SEK	95,754,371	EUR	8,500,000	SG Americas Securities LLC	50,512
03/27/2024	SEK	75,388,990	EUR	6,750,000	SG Americas Securities LLC	(22,719)
03/01/2024	SEK	3,409,904	NOK	3,500,000	SG Americas Securities LLC	(583)
03/27/2024	SEK	73,336,149	NOK	74,000,000	SG Americas Securities LLC	110,698
03/01/2024	SEK	5,655	USD	547	SG Americas Securities LLC	(2)
03/27/2024	SEK	21,586,972	USD	2,100,000	SG Americas Securities LLC	(15,167)
03/20/2024	SGD	67,089	USD	50,000	SG Americas Securities LLC	(95)
03/27/2024	SGD	21,512,830	USD	16,000,000	SG Americas Securities LLC	7,827
03/05/2024	TWD	47,055,732	USD	1,500,000	SG Americas Securities LLC	(10,480)
03/06/2024	TWD	53,316,345	USD	1,700,000	SG Americas Securities LLC	(12,109)
03/27/2024	TWD	6,290,400	USD	200,000	SG Americas Securities LLC	(267)
03/01/2024	USD	3,788,020	AUD	5,819,299	SG Americas Securities LLC	5,358
03/20/2024	USD	5,832,904	AUD	8,950,000	SG Americas Securities LLC	11,656
03/27/2024	USD	4,332,825	AUD	6,600,000	SG Americas Securities LLC	39,062
03/04/2024	USD	100,000	BRL	496,798	SG Americas Securities LLC	110
03/20/2024	USD	1,250,000	BRL	6,241,423	SG Americas Securities LLC	(2,820)
03/20/2024	USD	5,600,000	CAD	7,577,036	SG Americas Securities LLC	15,264
03/27/2024	USD	3,551,869	CAD	4,800,000	SG Americas Securities LLC	13,597
03/01/2024	USD	18,996,040	CHF	16,678,523	SG Americas Securities LLC	134,437
03/20/2024	USD	3,600,000	CHF	3,153,250	SG Americas Securities LLC	26,520
03/27/2024	USD	1,996,533	CHF	1,750,000	SG Americas Securities LLC	11,735
03/06/2024	USD	400,000	CLP	379,648,000	SG Americas Securities LLC	7,136
03/12/2024	USD	200,000	CLP	192,724,288	SG Americas Securities LLC	630
03/20/2024	USD	3,350,000	CLP	3,209,338,580	SG Americas Securities LLC	31,403
03/28/2024	USD	200,000	CLP	196,688,000	SG Americas Securities LLC	(3,298)
03/20/2024	USD	8,350,000	CNH	60,097,746	SG Americas Securities LLC	(1,049)
03/27/2024	USD	7,500,000	CNH	53,979,607	SG Americas Securities LLC	(4,631)
03/07/2024	USD	100,000	COP	400,217,644	SG Americas Securities LLC	(1,851)
03/11/2024	USD	100,000	COP	397,414,644	SG Americas Securities LLC	(1,065)
03/20/2024	USD	50,000	COP	199,785,135	SG Americas Securities LLC	(724)
03/21/2024	USD	100,000	COP	393,556,644	SG Americas Securities LLC	97
03/27/2024	USD	200,000	CZK	4,678,480	SG Americas Securities LLC	518
03/01/2024	USD	15,338,065	EUR	14,174,791	SG Americas Securities LLC	17,350
03/04/2024	USD	15,381,463	EUR	14,174,791	SG Americas Securities LLC	58,973
03/20/2024	USD	8,505,802	EUR	7,900,000	SG Americas Securities LLC	(39,609)
03/27/2024	USD	3,381,545	EUR	3,125,000	SG Americas Securities LLC	222
03/01/2024	USD	42,725,369	GBP	33,721,680	SG Americas Securities LLC	158,047
03/20/2024	USD	3,336,438	GBP	2,650,000	SG Americas Securities LLC	(9,069)
03/27/2024	USD	1,347,534	GBP	1,062,500	SG Americas Securities LLC	6,114
03/01/2024	USD	400,000	HUF	145,038,488	SG Americas Securities LLC	732

The accompanying notes are an integral part of the consolidated financial statements.
21

Abbey Capital Multi Asset Fund

Schedule of Forward currency Contracts (Continued)

as of February 29, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value/ Unrealized Appreciation (Depreciation)
03/27/2024	USD	300,000	HUF	108,068,493	SG Americas Securities LLC	$3,187
03/20/2024	USD	1,450,000	IDR	22,787,580,103	SG Americas Securities LLC	748
03/20/2024	USD	850,000	ILS	3,119,156	SG Americas Securities LLC	(23,550)
03/27/2024	USD	1,500,000	ILS	5,469,153	SG Americas Securities LLC	(32,055)
03/01/2024	USD	1,841,865	INR	153,022,472	SG Americas Securities LLC	(3,589)
03/04/2024	USD	1,668,529	INR	138,656,339	SG Americas Securities LLC	(3,530)
03/05/2024	USD	492,780	INR	40,943,149	SG Americas Securities LLC	(940)
03/06/2024	USD	2,000,000	INR	165,864,216	SG Americas Securities LLC	(47)
03/13/2024	USD	6,221,384	INR	517,004,152	SG Americas Securities LLC	(11,353)
03/20/2024	USD	8,578,616	INR	712,944,819	SG Americas Securities LLC	(14,192)
03/26/2024	USD	2,000,000	INR	165,984,520	SG Americas Securities LLC	(121)
03/27/2024	USD	2,184,966	INR	181,280,896	SG Americas Securities LLC	599
04/02/2024	USD	6,221,384	INR	516,701,495	SG Americas Securities LLC	(3,129)
03/01/2024	USD	30,637,680	JPY	4,607,763,040	SG Americas Securities LLC	(101,863)
03/04/2024	USD	30,763,540	JPY	4,607,763,040	SG Americas Securities LLC	9,797
03/21/2024	USD	16,750,000	JPY	2,475,554,134	SG Americas Securities LLC	181,529
03/27/2024	USD	3,848,415	JPY	575,000,000	SG Americas Securities LLC	(3,776)
03/06/2024	USD	5,300,000	KRW	7,019,277,932	SG Americas Securities LLC	27,060
03/15/2024	USD	300,000	KRW	397,992,330	SG Americas Securities LLC	879
03/20/2024	USD	8,150,000	KRW	10,836,596,442	SG Americas Securities LLC	3,262
03/27/2024	USD	6,100,000	KRW	8,129,719,215	SG Americas Securities LLC	(14,098)
03/04/2024	USD	500,000	NOK	5,307,786	SG Americas Securities LLC	220
03/27/2024	USD	4,000,000	NOK	41,831,156	SG Americas Securities LLC	58,837
03/01/2024	USD	429,491	NZD	705,302	SG Americas Securities LLC	68
03/20/2024	USD	2,520,168	NZD	4,150,000	SG Americas Securities LLC	(6,591)
03/27/2024	USD	2,100,467	NZD	3,400,000	SG Americas Securities LLC	30,338
03/20/2024	USD	900,000	PEN	3,474,803	SG Americas Securities LLC	(18,443)
03/20/2024	USD	600,000	PHP	33,788,626	SG Americas Securities LLC	(854)
03/27/2024	USD	1,300,000	PLN	5,162,252	SG Americas Securities LLC	7,642
03/20/2024	USD	2,250,000	SGD	3,023,228	SG Americas Securities LLC	1,130
03/27/2024	USD	2,500,000	SGD	3,356,999	SG Americas Securities LLC	2,037
03/20/2024	USD	3,050,000	THB	108,586,086	SG Americas Securities LLC	17,377
03/29/2024	USD	3,900,000	TRY	125,632,733	SG Americas Securities LLC	11,649
03/05/2024	USD	1,500,000	TWD	46,760,398	SG Americas Securities LLC	19,829
03/06/2024	USD	1,700,000	TWD	53,275,122	SG Americas Securities LLC	13,414
03/20/2024	USD	5,100,000	TWD	159,632,139	SG Americas Securities LLC	36,405
03/20/2024	USD	650,000	ZAR	12,455,825	SG Americas Securities LLC	1,700
03/27/2024	USD	3,500,000	ZAR	66,670,252	SG Americas Securities LLC	32,073
03/20/2024	ZAR	1,898,051	USD	100,000	SG Americas Securities LLC	(1,209)
Total Forward Foreign Currency Contracts						$241,744

The accompanying notes are an integral part of the consolidated financial statements.
22

Abbey Capital Multi Asset Fund

Schedule of Forward currency Contracts (Concluded)

as of February 29, 2024 (Unaudited)

AUD	Australian Dollar	LME	London Mercantile Exchange
BRL	Brazilian Real	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	Deutscher Aktienindex	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
FTSE	Financial Times Stock Exchange	THB	Thai Baht
GBP	British Pound	TRY	Turkish Lira
HUF	Hungarian Forint	TWD	Taiwan Dollar
ILS	Israeli New Shekel	USD	United States Dollar
INR	Indian Rupee	WTI	West Texas Intermediate
JPY	Japanese Yen	ZAR	South African Rand
KRW	Korean Won

The accompanying notes are an integral part of the consolidated financial statements.
23

Abbey Capital Multi Asset Fund

Consolidated Statement of Assets And Liabilities

February 29, 2024 (Unaudited)

ASSETS
Investments, at value (cost $523,574,129)	$523,473,005
Cash equivalents	22,835,183
Foreign currency deposits with broker for futures contracts	4,238
Deposits with broker for forward foreign currency contracts	5,010,145
Deposits with broker for futures contracts	65,165,667
Receivables for:
Capital shares sold	6,654,476
Interest receivable	88,364
Unrealized appreciation on forward foreign currency contracts	2,262,098
Unrealized appreciation on futures contracts	53,801,919
Prepaid expenses and other assets	73,010
Total assets	$679,368,105

LIABILITIES
Payables for:
Due to broker	2,268,546
Advisory fees	859,987
Capital shares redeemed	262,478
Unrealized depreciation on forward foreign currency contracts	2,020,354
Unrealized depreciation on futures contracts	9,047,472
Other accrued expenses and liabilities	86,471
Total liabilities	$14,545,308
Net assets	$664,822,797

NET ASSETS CONSIST OF:
Par value	$55,982
Paid-in capital	649,999,179
Total distributable earnings/(losses)	14,767,636
Net assets	$664,822,797

CLASS A SHARES:
Net assets	$2,350,972
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	198,614
Net asset value and redemption price per share	$11.84
Maximum offering price per share (100/94.25 of 11.51)	$12.56

CLASS I SHARES:
Net assets	$655,554,341
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	55,189,439
Net asset value, offering and redemption price per share	$11.88

CLASS C SHARES:
Net assets	$6,917,484
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	593,937
Net asset value, offering and redemption price per share	$11.65

The accompanying notes are an integral part of the consolidated financial statements.
24

Abbey Capital Multi Asset Fund

Consolidated Statement of Operations

For the Six Months Ended February 29, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$14,564,710
Total investment income	14,564,710
EXPENSES
Advisory fees (Note 2)	5,097,341
Administration and accounting services fees (Note 2)	81,259
Registration and filing fees	43,287
Transfer agent fees (Note 2)	41,309
Director fees	38,186
Audit and tax service fees	36,026
Legal fees	23,884
Printing and shareholder reporting fees	20,939
Custodian fees (Note 2)	20,701
Officer fees	17,122
Distribution fees (Class A Shares) (Note 2)	2,716
Distribution fees (Class C Shares) (Note 2)	22,411
Other expenses	26,339
Total expenses before waivers and/or reimbursements	5,471,520
Less: waivers and/or reimbursements (Note 2)	(281,576)
Net expenses after waivers and/or reimbursements	5,189,944
Net investment income/(loss)	9,374,766
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(18,925)
Futures contracts	7,061,493
Foreign currency transactions	(1,763,516)
Forward foreign currency contracts	(11,769,051)
Net change in unrealized appreciation/(depreciation) on:
Investments	52,075
Futures contracts	38,688,901
Foreign currency translations	(2,709)
Forward foreign currency contracts	(26,197)
Net realized and unrealized gain/(loss) from investments	32,222,071
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,596,837

The accompanying notes are an integral part of the consolidated financial statements.
25

Abbey Capital Multi Asset Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2024 (Unaudited)	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$9,374,766	$9,783,631
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	(6,489,999)	(5,805,613)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	38,712,070	(2,284,465)
Net increase/(decrease) in net assets resulting from operations	41,596,837	1,693,553
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	$(80,502)	$(56,337)
Class I	(21,476,557)	(15,883,994)
Class C	(194,878)	(167,553)
Net decrease in net assets from dividends and distributions to shareholders	(21,751,937)	(16,107,884)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	1,705,737	3,555,040
Proceeds from reinvestment of distributions	58,480	35,007
Shares redeemed	(1,138,717)	(2,652,964)
Total from Class A Shares	625,500	937,083
Class I Shares
Proceeds from shares sold	266,661,151	379,787,638
Proceeds from reinvestment of distributions	12,529,698	10,506,767
Shares redeemed	(139,983,812)	(221,232,417)
Total from Class I Shares	139,207,037	169,061,988
Class C Shares
Proceeds from shares sold	1,826,548	5,762,438
Proceeds from reinvestment of distributions	122,506	108,350
Shares redeemed	(818,405)	(688,103)
Total from Class C Shares	1,130,649	5,182,685
Net increase/(decrease) in net assets from capital share transactions	140,963,186	175,181,756
Total increase/(decrease) in net assets	160,808,086	160,767,425
NET ASSETS:
Beginning of period	504,014,711	343,247,286
End of period	$664,822,797	$504,014,711

The accompanying notes are an integral part of the consolidated financial statements.
26

Abbey Capital Multi Asset Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 29, 2024 (Unaudited)	For the Year Ended August 31, 2023
SHARE TRANSACTIONS:
Class A Shares
Shares sold	148,961	304,780
Shares reinvested	5,390	3,095
Shares redeemed	(100,115)	(231,142)
Total Class A Shares	54,236	76,733
Class I Shares
Shares sold	23,304,721	32,917,512
Shares reinvested	1,151,627	927,341
Shares redeemed	(12,312,555)	(19,386,275)
Total Class I Shares	12,143,793	14,458,578
Class C Shares
Shares sold	163,280	491,570
Shares reinvested	11,460	9,673
Shares redeemed	(73,468)	(61,266)
Total Class C Shares	101,272	439,977
Net increase/(decrease) in shares outstanding	12,299,301	14,975,288

The accompanying notes are an integral part of the consolidated financial statements.
27

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For The Period February 16, 2022 to august 31, 2022(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.51		$11.94	$11.21
Net investment income/(loss)(2)	0.17		0.23	(0.06)
Net realized and unrealized gain/(loss) from investments	0.57		(0.21)	0.79
Net increase/(decrease) in net assets resulting from operations	0.74		0.02	0.73
Dividends and distributions to shareholders from:
Net investment income	(0.10)		(0.42)	—
Net realized capital gains	(0.31)		(0.03)	—
Total dividends and distributions to shareholders	(0.41)		(0.45)	—
Net asset value, end of period	$11.84		$11.51	$11.94
Total investment return/(loss)(3)	6.79	%(4)	0.24%	6.51	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,351		$1,661	$808
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	2.04	%(5)	2.04%	2.04	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	2.04	%(5)	2.04%	2.04	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	2.13	%(5)	2.16%	2.23	%(5)
Ratio of net investment income/(loss) to average net assets	3.01	%(5)	1.99%	(0.87	)%(5)
Portfolio turnover rate(7)	0	%(4)	0%	0	%(4)

(1)	Inception date of Class A Shares of the Fund was February 16, 2022.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(4)	Not Annualized
(5)	Annualized
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares.

(7)	Portfolio turnover rate excludes derivatives and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
28

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$11.54		$11.96	$11.98	$11.07	$10.94	$10.65
Net investment income/(loss)(1)	0.19		0.26	(0.13)	(0.21)	(0.08)	0.02
Net realized and unrealized gain/(loss) from investments	0.57		(0.23)	1.29	2.21	1.38	1.09
Net increase/(decrease) in net assets resulting from operations	0.76		0.03	1.16	2.00	1.30	1.11
Dividends and distributions to shareholders from:
Net investment income	(0.11)		(0.42)	(0.34)	(0.17)	(0.96)	(0.36)
Net realized capital gains	(0.31)		(0.03)	(0.84)	(0.92)	(0.21)	(0.46)
Total dividends and distributions to shareholders	(0.42)		(0.45)	(1.18)	(1.09)	(1.17)	(0.82)
Net asset value, end of period	$11.88		$11.54	$11.96	$11.98	$11.07	$10.94
Total investment return/(loss)(2)	6.97	%(5)	0.38%	10.40%	19.72%	13.97%	12.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$655,554		$496,775	$341,815	$94,948	$37,572	$28,242
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(3)	1.79	%(6)	1.79%	1.79%	1.84%	1.79%	1.79%
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(3)	1.79	%(6)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(3)	1.88	%(6)	1.91%	1.98%	2.28%	2.45%	2.27%
Ratio of net investment income/(loss) to average net assets	3.26	%(6)	2.24%	(1.12)%	(1.80)%	(0.76)%	0.25%
Portfolio turnover rate(4)	0	%(5)	0%	0%	0%	0%	0%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(3)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class A Shares.

(4)	Portfolio turnover rate excludes derivatives and is calculated for the Fund, as a whole, for the entire period.
(5)	Not Annualized
(6)	Annualized

The accompanying notes are an integral part of the consolidated financial statements.
29

Abbey Capital Multi Asset Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For The Period November 8, 2021 To August 31, 2022(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.32		$11.85	$12.51
Net investment income/(loss)(2)	0.13		0.14	(0.18)
Net realized and unrealized gain/(loss) from investments	0.57		(0.22)	0.70
Net increase/(decrease) in net assets resulting from operations	0.70		(0.08)	0.52
Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.42)	(0.34)
Net realized capital gains	(0.31)		(0.03)	(0.84)
Total dividends and distributions to shareholders	(0.37)		(0.45)	(1.18)
Net asset value, end of period	$11.65		$11.32	$11.85
Total investment return/(loss)(3)	6.48	%(4)	(0.63)%	4.84	%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,917		$5,578	$624
Ratio of expenses to average net assets with waivers and/or reimbursements (including interest expense)(6)	2.79	%(5)	2.79%	2.79	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding interest expense)(6)	2.79	%(5)	2.79%	2.79	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (including interest expense)(6)	2.88	%(5)	2.91%	2.98	%(5)
Ratio of net investment income/(loss) to average net assets	2.26	%(5)	1.24%	(1.88	)%(5)
Portfolio turnover rate(7)	0	%(4)	0%	0	%(4)

(1)	Inception date of Class C Shares of the Fund was November 8, 2021.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares.

(7)	Portfolio turnover rate excludes derivatives and is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
30

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements

February 29, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the Abbey Capital Multi Asset Fund (the “Fund”), which commenced investment operations on April 11, 2018. The Fund is authorized to offer three classes of shares, Class A Shares, Class I Shares and Class C Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances.

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a “Long U.S. Equity” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 29, 2024, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 29, 2024 (the “current fiscal period”).

Consolidation of Subsidiaries — The Managed Futures strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. Effective on or about November 12, 2020, the Fund’s previous wholly-owned subsidiary, the Abbey Capital Multi Asset Offshore Fund Limited, became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary and registered as a segregated portfolio company under the acts of the Cayman Islands under the name ACMAF Offshore SPC (the “SPC”). The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the SPC. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets.

Effective on or about July 8, 2021, the Fund may also invest a portion of its assets in segregated series of another wholly-owned subsidiary of the Fund, the ACMAF Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company.

The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Cayman Subsidiary and SPC were $149,335,820, which represented 22.46% of the Fund’s net assets. As of the end of the reporting period, the net assets of the Onshore Subsidiary were $97,626,365, which represented 14.68% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close

31

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Abbey Capital Limited (the “Adviser” or “Abbey Capital”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$523,473,005	$523,473,005	$—	$—
Commodity Contracts
Futures Contracts	9,074,687	9,074,687	—	—
Equity Contracts
Futures Contracts	40,925,489	40,925,489	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	2,262,098	—	2,262,098	—
Futures Contracts	2,488,699	2,488,699	—	—
Interest Rate Contracts
Futures Contracts	1,313,044	1,313,044	—	—
Total Assets	$579,537,022	$577,274,924	$2,262,098	$—

32

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(6,615,841)	$(6,615,841)	$—	$—
Equity Contracts
Futures Contracts	(533,877)	(533,877)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(2,020,354)	—	(2,020,354)	—
Futures Contracts	(477,454)	(477,454)	—	—
Interest Rate Contracts
Futures Contracts	(1,420,300)	(1,420,300)	—	—
Total Liabilities	$(11,067,826)	$(9,047,472)	$(2,020,354)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates and commodities (through investment in the Cayman Subsidiary, the SPC and the Onshore Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

33

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

The following tables list the fair values of the Fund’s derivative holdings and location on the Consolidated Statement of Assets and Liabilities as of the end of the reporting period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	$—	$—	$2,262,098	$—	$2,262,098
Futures Contracts (a)	Unrealized appreciation on futures contracts	40,925,489	1,313,044	2,488,699	9,074,687	53,801,919
Total Value- Assets		$40,925,489	$1,313,044	$4,750,797	$9,074,687	$56,064,017
Liability Derivatives
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(2,020,354)	$—	$(2,020,354)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(533,877)	(1,420,300)	(477,454)	(6,615,841)	(9,047,472)
Total Value- Liabilities		$(533,877)	$(1,420,300)	$(2,497,808)	$(6,615,841)	$(11,067,826)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/(loss) from Futures Contracts	$20,550,455	$(5,919,127)	$(8,640,904)	$1,071,069	$7,061,493
Forward Contracts	Net realized gain/(loss) from Forward Foreign Currency Contracts	—	—	(11,769,051)	—	(11,769,051)
Total Realized Gain/(Loss)		$20,550,455	$(5,919,127)	$(20,409,955)	$1,071,069	$(4,707,558)

34

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$34,564,765	$3,177,783	$(488,127)	$1,434,480	$38,688,901
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	(26,197)	—	(26,197)
Total Change in Unrealized Appreciation/(Depreciation)		$34,564,765	$3,177,783	$(514,324)	$1,434,480	$38,662,702

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$1,120,205,213	$(1,446,567,407)	$(876,233,775)	$876,196,432

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

35

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$2,262,098	$(2,020,354)	$—	$241,744	$2,020,354	$(2,020,354)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status —No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

36

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

The Cayman Subsidiary is registered as an “exempted company” and the SPC as an “exempted segregated portfolio company” pursuant to the Companies Act (Revised) of the Cayman Islands (as amended). Each of the Cayman Subsidiary and the SPC has received an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of twenty years from the date of the undertaking, no act that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation, or any tax in the nature of estate duty or inheritance tax, will apply to any property comprised in or any income arising under the Cayman Subsidiary or the SPC, or to the shareholders thereof, in respect of any such property or income. For U.S. federal income tax purposes, the Cayman Subsidiary is treated as a “controlled foreign corporation” and the SPC is treated as disregarded from its owner, the Cayman Subsidiary, for U.S. income tax purposes. The Onshore Subsidiary is treated as an entity disregarded from its owner, the Fund, for U.S. income tax purposes.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (“SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S.

37

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund, the Cayman Subsidiary, Onshore Subsidiary or the SPC may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade, but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to potentially unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment objective. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

38

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

2. Investment Adviser and Other Services

Abbey Capital Limited serves as the investment adviser to the Fund, the Cayman Subsidiary, Onshore Subsidiary and the SPC. The Adviser allocates the assets of the Onshore Subsidiary and SPC (via the Cayman Subsidiary) to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Trading Advisers out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2024.

Advisory Fee	Expense Caps
	Class A	Class I	Class C
1.77%	2.04%	1.79%	2.79%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$5,097,341	$(281,576)	$4,815,765

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2024	August 31, 2025	August 31, 2026	August 31, 2027	Total
$134,260	$312,567	$495,671	$281,576	$1,224,074

Aspect Capital Limited, Crabel Capital Management, LLC, Eclipse Capital Management, Inc., Revolution Capital Management, LLC, Tudor Investment Corporation and Welton Investment Partners, LLC each served as a Trading Adviser to the Fund during the period.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

39

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

The Board has adopted a Plan of Distribution for the Class A Shares and Class C Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

40

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

As of August 31, 2023, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$507,755,868	$580,444	$(41,621,827)	$(41,041,383)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to taxable income from a wholly-owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2023, primarily attributable to disallowed book income from the Cayman Subsidiary, were reclassified to the following accounts:

Distributable Earnings/(Loss)	Paid-In Capital
$21,434,269	$(21,434,269)

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$13,459,720	$8,291,236	$(26,828,220)	$—	$—	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Cayman Subsidiary for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2023 was as follows:

Ordinary Income	Long-Term Gains	Total
$16,071,575	$36,309	$16,107,884

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2023, the Fund had no unlimited short-term or long-term capital loss carryovers to offset future capital gains.

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and

41

Abbey Capital Multi Asset Fund

Notes To Consolidated Financial Statements (Concluded)

February 29, 2024 (Unaudited)

establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Fund will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Fund will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

Effective April 4, 2024 (subsequent to the end of the reporting period), Graham Capital Management L.P. (“GCM”) serves as a Trading Adviser to the Fund.

42

Abbey Capital Multi Asset Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

Approval of New Trading Advisory Agreement

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of a new Trading Advisory Agreement (the “Graham Trading Advisory Agreement”) by and among Abbey Capital, the Onshore Subsidiary, the SPC and Graham Capital Management, LP (“Graham”) at a meeting of the Board held on November 15-16, 2023 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Graham Trading Advisory Agreement for an initial period ending August 16, 2025. The Board’s decision to approve the Graham Trading Advisory Agreement reflects the exercise of its business judgment. In approving the Graham Trading Advisory Agreement, the Board considered information provided by Abbey Capital and Graham, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the proposed Graham Trading Advisory Agreement, the Board took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of Abbey Capital, and discussed the Graham Trading Advisory Agreement with counsel in executive sessions, at which no representatives of Abbey Capital or Graham were present. The Directors considered whether approval of the Graham Trading Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the Graham Trading Advisory Agreement. The Directors noted their familiarity with Graham given Graham’s current service as a Trading Adviser of the Abbey Capital Futures Strategy Fund, another series of the Company. Among other things, the Board considered (i) the nature, extent, and quality of services to be provided to the Fund by Graham; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Graham’s investment philosophies and processes; (iv) Graham’s assets under management and client descriptions; (v) Graham’s trade execution and trade allocation policies; (vi) Graham’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Graham’s compliance procedures; and (viii) Graham’s financial information and insurance coverage.

The Directors concluded that Graham had substantial resources to provide services to the Fund. The Board also considered the fees payable to Graham under the proposed Graham Trading Advisory Agreement and the services to be provided by Graham. In this regard, the Board noted that the fees for Graham were payable by Abbey Capital.

After reviewing the information regarding Abbey Capital’s and Graham’s costs, profitability and economies of scale, and after considering the services to be provided by Graham, the Board concluded that the trading advisory fees to be paid by Abbey Capital to Graham were fair and reasonable, that the Graham Trading Advisory Agreement is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which Abbey Capital derives an inappropriate advantage, and that the Graham Trading Advisory Agreement should be approved for an initial period ending August 16, 2025.

43

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Investment Adviser
Abbey Capital Limited
8 St. Stephen’s Green
Dublin 2, Ireland

Administrator and Transfer Agent
U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP.
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AMA-SAR24

ADARA SMALLER COMPANIES FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 29, 2024
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ADARA SMALLER COMPANIES FUND

semi-ANNUAL report
Performance Data

FEBRUARY 29, 2024 (UNAUDITED)

Average Annual Total Returns for the Periods Ended February 29, 2024
	Six Months†	One Year	Three Years	Five Years	Since Inception
Adara Smaller Companies Fund	8.41%	10.43%	0.58%	10.46%	10.72%*
Russell 2000® Index	8.97%	10.05%	-0.94%	6.89%	8.24%**

†	Not annualized.

*	The Fund commenced operations on October 21, 2014.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (844) 261-6482.

The Fund’s total annual Fund operating expenses, as stated in the current prospectus dated December 31, 2023, are 0.82% of average daily net assets. This ratio may differ from the actual expenses incurred by the Fund for the period covered by this report.

The Fund invests in common stocks, preferred stocks, warrants to acquire common stocks and securities convertible into common stocks. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Russell 2000® Index. The Russell 2000® Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index and is considered representative of small-cap stocks. It is impossible to invest directly in an index.

Investment Considerations

Investing in the Fund involves risk and an investor may lose money. The success of the Fund’s strategy depends on the Adviser’s ability to select Sub-Advisers and each Sub-Adviser’s ability to select investments for the Fund. The Fund may invest in riskier types of investments including small and micro-cap stocks, Initial Public Offerings (IPOs), special situations and illiquid securities all of which may be more volatile and less liquid.

1

ADARA SMALLER COMPANIES FUND

Fund Expense Example

FEBRUARY 29, 2024 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six Month Total Investment Return
Class I Shares
Actual	$1,000.00	$1,084.10	$4.20	0.81%	8.41%
Hypothetical (5% return before expenses)	1,000.00	1,020.84	4.07	0.81%	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio in the table above, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

ADARA SMALLER COMPANIES FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	Value	% of Net Assets
Common Stocks	$501,860,311	94.3%
Money Market Funds	40,778,734	7.7
Liabilities in Excess of Other Assets	(10,593,858)	(2.0)
	532,045,187	100.0%

The accompanying notes are an integral part of the financial statements.
3

ADARA SMALLER COMPANIES FUND

Schedule of Investments

as of FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 94.3%
Aerospace/Defense — 1.2%
AAR Corp.(a)	22,421	$ 1,497,275
Aerovironment, Inc.(a)	11,747	1,489,402
Curtiss-Wright Corp.	2,004	473,485
Hexcel Corp.	14,745	1,097,913
Kratos Defense & Security Solutions, Inc.(a)	59,647	1,087,961
Mercury Systems, Inc.(a)	2,290	68,402
Moog, Inc. - Class A	1,762	264,212
National Presto Industries, Inc.	615	47,558
Triumph Group, Inc.(a)	39,698	551,802
		6,578,010
Agriculture — 0.6%
Alico, Inc.	68,790	1,906,170
Darling Ingredients, Inc.(a)	8,943	378,378
Vector Group Ltd.	9,371	104,580
Vital Farms, Inc.(a)	44,920	807,213
		3,196,341
Airlines — 0.2%
Alaska Air Group, Inc.(a)	5,261	196,709
Allegiant Travel Co.	5,409	393,667
SkyWest, Inc.(a)	8,137	522,558
Sun Country Airlines Holdings, Inc.(a)	4,660	69,900
		1,182,834
Apparel — 1.0%
Capri Holdings, Ltd.(a)	5,836	269,215
Crocs, Inc.(a)	8,873	1,084,724
Hanesbrands, Inc.(a)	26,344	142,258
Kontoor Brands, Inc.	4,168	246,370
Lakeland Industries, Inc.	178,780	3,221,616
Skechers USA, Inc. - Class A(a)	3,666	226,595
		5,190,778
Auto Manufacturers — 0.9%
Blue Bird Corp.(a)	59,842	2,025,053
REV Group, Inc.	69,547	1,435,450
Wabash National Corp.	56,850	1,550,868
		5,011,371
Auto Parts & Equipment — 1.6%
Cooper-Standard Holdings, Inc.(a)	98,370	1,383,082
Dorman Products, Inc.(a)	1,368	128,893
Fox Factory Holding Corp.(a)	664	33,592
Gentherm, Inc.(a)	4,376	248,819
Luminar Technologies, Inc.(a)	36,337	86,845
Miller Industries, Inc.	53,890	2,425,589
Motorcar Parts of America, Inc.(a)	268,650	2,415,164
Shyft Group, Inc.	5,119	52,777
Strattec Security Corp.(a)	66,980	1,707,990
		8,482,751

	Shares	Value
Banks — 8.3%
Ameris Bancorp	2,245	$104,011
Bancorp, Inc.(a)	29,949	1,336,923
Bankwell Financial Group, Inc.	43,640	1,111,511
Banner Corp.	1,733	75,975
Cadence Bank	22,282	616,766
Cambridge Bancorp	1,098	69,459
Capital Bancorp, Inc.	62,030	1,277,198
Central Pacific Financial Corp.	3,784	70,609
City Holding Co.	4,208	422,820
Civista Bancshares, Inc.	106,460	1,599,029
Colony Bankcorp, Inc.	164,697	1,867,664
Community Bank System, Inc.	1,997	90,464
ConnectOne Bancorp, Inc.	5,049	99,920
Customers Bancorp, Inc.(a)	40,026	2,173,812
Dime Community Bancshares, Inc.	1,047	19,621
Esquire Financial Holdings, Inc.	35,005	1,777,554
Farmers National Bancorp	113,640	1,531,867
First BanCorp	40,525	688,115
First Business Financial Services, Inc.	57,829	2,040,207
First Commonwealth Financial Corp.	18,699	243,648
First Financial Bancorp	24,036	521,581
First Financial Bankshares, Inc.	13,162	407,232
First Hawaiian, Inc.	13,502	283,002
First Interstate BancSystem, Inc. - Class A	7,996	210,455
First Merchants Corp.	2,329	77,323
First Northwest Bancorp	83,950	1,316,336
Five Star Bancorp	70,610	1,675,575
Glacier Bancorp, Inc.	5,291	197,989
Heartland Financial USA, Inc.	3,173	107,882
Heritage Commerce Corp.	7,938	65,806
Hope Bancorp, Inc.	27,648	303,299
Horizon Bancorp, Inc.	125,947	1,516,402
Independent Bank Corp.	1,193	62,239
Kearny Financial Corp.	6,475	41,181
Lakeland Bancorp, Inc.	5,796	67,697
Live Oak Bancshares, Inc.	10,197	405,025
Metropolitan Bank Holding Corp.(a)	68,996	2,705,333
Midland States Bancorp, Inc.	2,458	59,852
NBT Bancorp, Inc.	1,326	45,601
Northeast Bank	58,560	3,126,518
OFG Bancorp	7,960	288,311
Old National Bancorp	10,450	171,694
Orrstown Financial Services, Inc.	71,086	1,915,768
Park National Corp.	737	94,712
Parke Bancorp, Inc.	115,981	2,000,672
Pinnacle Financial Partners, Inc.	6,397	529,160
Preferred Bank	1,314	94,411
Premier Financial Corp.	6,412	124,265

The accompanying notes are an integral part of the financial statements.
4

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Banks — (Continued)
S&T Bancorp, Inc.	8,702	$271,415
Sandy Spring Bancorp, Inc.	9,705	213,316
Seacoast Banking Corp. of Florida	26,691	644,321
Southside Bancshares, Inc.	4,513	129,343
Stellar Bancorp, Inc.	2,051	48,609
Stock Yards Bancorp, Inc.	1,084	49,658
TriCo Bancshares	3,184	106,377
Triumph Bancorp, Inc.(a)	11,168	837,600
UMB Financial Corp.	3,164	258,214
United Community Banks, Inc.	12,730	331,107
Unity Bancorp, Inc.	72,830	1,994,085
USCB Financial Holdings, Inc.	147,860	1,614,631
Veritex Holdings, Inc.	11,815	231,928
Walker & Dunlop, Inc.	1,925	183,607
Washington Trust Bancorp, Inc.	5,029	129,446
WesBanco, Inc.	6,869	199,064
West Bancorporation, Inc.	68,770	1,196,598
		44,071,813
Beverages — 0.4%
Celsius Holdings, Inc.(a)	11,365	927,611
Coca-Cola Consolidated, Inc.	279	234,583
Duckhorn Portfolio, Inc.(a)	14,133	134,405
MGP Ingredients, Inc.	931	79,303
Vita Coco Co., Inc.(a)	25,056	653,962
		2,029,864
Biotechnology — 5.5%
4D Molecular Therapeutics, Inc.(a)	3,970	111,239
ADMA Biologics, Inc.(a)	167,983	900,389
Aerovate Therapeutics, Inc.(a)	11,565	266,920
Allogene Therapeutics, Inc.(a)	11,239	55,183
ANI Pharmaceuticals, Inc.(a)	5,276	357,027
Apogee Therapeutics, Inc.(a)	32,834	1,143,280
Astria Therapeutics, Inc.(a)	52,401	745,142
Autolus Therapeutics PLC - ADR(a)	48,359	290,154
Biohaven Ltd.(a)	20,750	998,905
Biomea Fusion, Inc.(a)	32,127	562,223
Cassava Sciences, Inc.(a)	2,228	51,199
CG oncology, Inc.(a)	17,169	767,626
Crinetics Pharmaceuticals, Inc.(a)	102,551	4,198,438
Cytokinetics, Inc.(a)	5,803	419,209
Day One Biopharmaceuticals, Inc.(a)	77,140	1,290,552
Denali Therapeutics, Inc.(a)	17,031	336,873
Edgewise Therapeutics, Inc.(a)	49,550	809,151
Fate Therapeutics, Inc.(a)	10,740	76,147
Fusion Pharmaceuticals, Inc.(a)	27,079	323,865
Halozyme Therapeutics, Inc.(a)	21,817	868,535
Ideaya Biosciences, Inc.(a)	36,133	1,615,145

	Shares	Value
Biotechnology — (Continued)
Immunocore Holdings PLC - ADR(a)	8,757	$588,646
Intra-Cellular Therapies, Inc.(a)	5,393	374,921
Janux Therapeutics, Inc.(a)	13,666	661,161
Keros Therapeutics, Inc.(a)	1,506	101,655
Kiniksa Pharmaceuticals Ltd. - Class A(a)	44,566	942,125
Larimar Therapeutics, Inc.(a)	49,676	571,274
Ligand Pharmaceuticals, Inc.(a)	978	77,604
Maravai LifeSciences Holdings, Inc. - Class A(a)	23,936	185,025
Myriad Genetics, Inc.(a)	2,914	60,990
Neumora Therapeutics, Inc.(a)	25,277	445,634
Nuvalent, Inc. - Class A(a)	19,015	1,599,542
OmniAb Operations, Inc.(a)(b)	370	0
OmniAb Operations, Inc.(a)(b)	370	0
Praxis Precision Medicines, Inc.(a)	7,893	369,235
Prothena Corp. PLC(a)	5,422	149,593
Roivant Sciences Ltd.(a)	32,797	375,198
Sage Therapeutics, Inc.(a)	9,390	201,697
Structure Therapeutics, Inc. - ADR(a)	55,790	2,263,400
Tarsus Pharmaceuticals, Inc.(a)	11,528	440,600
Theravance Biopharma, Inc.(a)	6,387	60,485
Vera Therapeutics, Inc.(a)	14,182	667,689
Vericel Corp.(a)	1,632	74,550
Xenon Pharmaceuticals, Inc.(a)	63,492	2,996,822
		29,395,048
Building Materials — 3.3%
AAON, Inc.	6,180	518,996
American Woodmark Corp.(a)	1,043	104,550
Apogee Enterprises, Inc.	7,722	441,776
Armstrong World Industries, Inc.	11,691	1,410,051
Aspen Aerogels, Inc.(a)	75,199	1,291,919
AZEK Co., Inc.(a)	19,230	925,155
Boise Cascade Co.	3,571	485,335
Gibraltar Industries, Inc.(a)	20,782	1,609,566
Knife River Corp.(a)	18,452	1,367,109
MDU Resources Group, Inc.	59,745	1,295,271
Modine Manufacturing Co.(a)	47,184	4,232,877
PGT Innovations, Inc.(a)	6,101	254,839
Simpson Manufacturing Co., Inc.	2,069	431,759
SPX Technologies, Inc.(a)	4,521	529,816
Summit Materials, Inc. - Class A(a)	38,765	1,655,653
UFP Industries, Inc.	8,103	928,847
		17,483,519
Chemicals — 0.3%
AdvanSix, Inc.	3,917	109,598
Balchem Corp.	1,142	179,511
Chemours Co.	9,276	182,459
Ingevity Corp.(a)	1,139	52,029

The accompanying notes are an integral part of the financial statements.
5

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Chemicals — (Continued)
Innospec, Inc.	1,121	$139,307
Koppers Holdings, Inc.	7,974	451,488
Perimeter Solutions SA(a)	31,536	191,739
Quaker Chemical Corp.	568	113,884
Rogers Corp.(a)	1,868	209,347
Sensient Technologies Corp.	1,928	128,944
Stepan Co.	2,701	240,929
		1,999,235
Coal — 0.2%
Warrior Met Coal, Inc.	19,811	1,128,633
Commercial Services — 7.4%
Acacia Research Corp.(a)	320,940	1,296,598
Adtalem Global Education, Inc.(a)	12,123	600,089
Alight, Inc. - Class A(a)	135,913	1,224,576
AMN Healthcare Services, Inc.(a)	3,294	185,353
ARC Document Solutions, Inc.	446,350	1,209,608
Arlo Technologies, Inc.(a)	168,467	1,753,741
Barrett Business Services, Inc.	32,449	3,958,454
BGSF, Inc.	165,900	1,697,157
BrightView Holdings, Inc.(a)	6,056	52,748
Brink’s Co.	4,054	335,793
Cleanspark, Inc.(a)	72,883	1,218,604
CoreCivic, Inc.(a)	175,393	2,671,235
CorVel Corp.(a)	432	105,408
CRA International, Inc.	20,090	2,662,729
Cross Country Healthcare, Inc.(a)	6,965	127,251
Deluxe Corp.	4,893	94,973
EVERTEC, Inc.	35,991	1,300,355
FTI Consulting, Inc.(a)	2,359	488,030
GEO Group, Inc.(a)	148,352	1,820,279
Heidrick & Struggles International, Inc.	2,031	69,054
Herc Holdings, Inc.	5,204	825,771
Huron Consulting Group, Inc.(a)	8,696	853,338
Insperity, Inc.	2,292	233,303
Kelly Services, Inc. - Class A	37,611	922,598
Lincoln Educational Services Corp.(a)	161,840	1,628,110
MarketAxess Holdings, Inc.	1,203	256,732
Matthews International Corp. - Class A	5,499	159,141
Medifast, Inc.	1,970	78,977
Mister Car Wash, Inc.(a)	40,646	336,955
Monro Muffler Brake, Inc.	9,687	325,193
Paysafe Ltd.(a)	4,745	68,328
Perdoceo Education Corp.	10,039	178,795
Performant Financial Corp.(a)	94,404	274,716
Progyny, Inc.(a)	10,066	367,610
Remitly Global, Inc.(a)	26,926	555,214
Rent-A-Center, Inc.	3,409	115,088
Repay Holdings Corp.(a)	80,079	695,887

	Shares	Value
Commercial Services — (Continued)
Shift4 Payments, Inc. - Class A(a)	9,155	$752,724
SP Plus Corp.(a)	18,035	927,179
Strategic Education, Inc.	1,789	198,203
Stride, Inc.(a)	29,446	1,759,398
Universal Technical Institute, Inc.(a)	157,312	2,365,972
Viad Corp.(a)	40,864	1,521,367
WillScot Mobile Mini Holdings Corp.(a)	13,100	625,525
		38,898,159
Computers — 1.8%
3D Systems Corp.(a)	35,092	145,281
ASGN, Inc.(a)	2,386	236,978
CACI International, Inc. - Class A(a)	1,145	429,203
Cantaloupe, Inc.(a)	9,881	64,226
ExlService Holdings, Inc.(a)	31,499	980,249
Globant S.A.(a)	1,851	413,088
Grid Dynamics Holdings, Inc.(a)	59,099	797,245
Insight Enterprises, Inc.(a)	2,176	409,088
MAXIMUS, Inc.	10,626	888,971
NCR Atleos Corp.(a)	23,729	516,343
NCR Voyix Corp.(a)	47,459	693,376
One Stop Systems, Inc.(a)	185,588	606,873
Quantum Corp.(a)	447,440	216,024
Rapid7, Inc.(a)	14,514	850,230
Rimini Street, Inc.(a)	394,110	1,272,975
Science Applications International Corp.	1,681	235,273
Thoughtworks Holding, Inc.(a)	24,590	76,721
Varonis Systems, Inc.(a)	10,707	543,916
WNS Holdings Ltd. - ADR(a)	6,440	371,588
		9,747,648
Cosmetics/Personal Care — 0.8%
elf Beauty, Inc.(a)	13,436	2,801,809
Inter Parfums, Inc.	8,970	1,316,078
		4,117,887
Distribution/Wholesale — 1.3%
G-III Apparel Group Ltd.(a)	19,012	632,529
H&E Equipment Services, Inc.	21,300	1,203,237
Hudson Technologies, Inc.(a)	103,108	1,510,532
Manitex International, Inc.(a)	311,230	2,128,813
MRC Global, Inc.(a)	7,000	80,710
Pool Corp.	2,106	838,441
SiteOne Landscape Supply, Inc.(a)	2,007	338,140
WESCO International, Inc.	371	55,461
		6,787,863
Diversified Financial Services — 1.8%
B Riley Financial, Inc.	2,846	52,167
Encore Capital Group, Inc.(a)	3,458	165,984
Enova International, Inc.(a)	3,612	228,459
Evercore, Inc. - Class A	5,967	1,116,306

The accompanying notes are an integral part of the financial statements.
6

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Diversified Financial Services — (Continued)
FTAI Aviation Ltd.	47,040	$2,647,882
Houlihan Lokey, Inc.	7,333	943,464
Interactive Brokers Group, Inc. - Class A	3,063	333,010
PJT Partners, Inc. - Class A	14,165	1,492,991
Radian Group, Inc.	25,687	748,519
Silvercrest Asset Management Group, Inc. - Class A	89,226	1,496,320
Virtus Investment Partners, Inc.	807	187,482
World Acceptance Corp.(a)	2,155	258,083
		9,670,667
Electric — 0.7%
Northwestern Energy Group, Inc.	25,950	1,243,524
PNM Resources, Inc.	29,577	1,079,856
Talen Energy Corp.(a)	13,605	1,017,654
Unitil Corp.	2,272	115,781
		3,456,815
Electrical Components & Equipment — 0.3%
American Superconductor Corp.(a)	59,074	794,545
Encore Wire Corp.	1,278	307,998
Littelfuse, Inc.	1,079	257,061
		1,359,604
Electronics — 3.3%
Applied Optoelectronics, Inc.(a)	119,806	1,914,500
Atkore International Group, Inc.	17,490	2,962,806
Badger Meter, Inc.	2,217	351,816
Benchmark Electronics, Inc.	4,446	136,537
Brady Corp. - Class A	5,362	312,497
Camtek Ltd. (Israel)(a)	50,417	4,012,689
Coherent Corp.(a)	3,416	203,184
Comtech Telecommunications Corp.(a)	144,150	974,454
Enovix Corp.(a)	61,222	596,914
ESCO Technologies, Inc.	1,920	195,629
Itron, Inc.(a)	4,655	431,425
Ituran Location and Control Ltd.	17,893	467,365
Kimball Electronics, Inc.(a)	119,020	2,679,140
Knowles Corp.(a)	7,352	120,132
OSI Systems, Inc.(a)	1,136	149,020
Plexus Corp.(a)	2,641	249,310
Sanmina Corp.(a)	6,648	420,154
SYNNEX Corp.	830	86,237
TTM Technologies, Inc.(a)	8,548	126,938
Vontier Corp.	33,766	1,451,938
		17,842,685
Energy-Alternate Sources — 0.1%
Array Technologies, Inc.(a)	44,127	601,892
REX American Resources Corp.(a)	2,520	110,830
SolarEdge Technologies, Inc.(a)	1,052	70,663
		783,385

	Shares	Value
Engineering & Construction — 2.8%
Bowman Consulting Group Ltd.(a)	97,470	$3,174,598
Comfort Systems USA, Inc.	4,006	1,224,754
Construction Partners, Inc. - Class A(a)	21,631	1,040,018
EMCOR Group, Inc.	4,741	1,486,398
Exponent, Inc.	8,612	696,625
Mistras Group, Inc.(a)	109,200	944,580
MYR Group, Inc.(a)	12,230	1,986,886
Shimmick Corp.(a)	130,980	791,119
Sterling Construction Co., Inc.(a)	23,226	2,476,821
TopBuild Corp.(a)	2,707	1,089,243
		14,911,042
Entertainment — 0.4%
Atlanta Braves Holdings, Inc. - Class A(a)	1,183	49,627
Bally’s Corp.(a)	4,405	49,512
Cinemark Holdings, Inc.(a)	7,468	130,018
Genius Sports Ltd.(a)	118,058	839,392
Monarch Casino & Resort, Inc.	3,215	226,175
Scientific Games Corp. - Class A(a)	6,167	619,845
		1,914,569
Environmental Control — 0.4%
CECO Environmental Corp.(a)	25,329	573,702
Montrose Environmental Group, Inc.(a)	15,472	640,232
PureCycle Technologies, Inc.(a)	15,408	89,212
Tetra Tech, Inc.	3,198	567,069
		1,870,215
Food — 0.7%
B&G Foods, Inc.	8,579	99,088
Grocery Outlet Holding Corp.(a)	15,198	391,957
Ingles Markets, Inc. - Class A	15,607	1,201,895
J&J Snack Foods Corp.	578	83,856
John B Sanfilippo & Son, Inc.	1,789	183,140
Nomad Foods Ltd.	28,389	523,209
Real Good Food Co., Inc.(a)	48,654	56,439
SpartanNash Co.	7,719	162,639
Sprouts Farmers Market, Inc.(a)	12,382	773,132
United Natural Foods, Inc.(a)	8,258	128,907
Weis Markets, Inc.	1,995	129,555
Whole Earth Brands, Inc.(a)	129,719	620,057
		3,830,665
Gas — 0.2%
Southwest Gas Holdings, Inc.	17,560	1,196,714
Hand/Machine Tools — 0.5%
Franklin Electric Co., Inc.	1,896	197,108
Hurco Cos., Inc.	61,880	1,598,361
MSA Safety, Inc.	4,693	864,216
		2,659,685

The accompanying notes are an integral part of the financial statements.
7

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Healthcare-Products — 3.7%
ABIOMED Inc.(a)(b)	1,453	$0
Albireo Pharma Inc.(a)(b)	1,908	0
Adaptive Biotechnologies Corp.(a)	101,932	418,940
Alphatec Holdings, Inc.(a)	156,876	2,106,845
Avanos Medical, Inc.(a)	2,367	43,955
Brooks Automation, Inc.(a)	2,595	169,064
CryoLife, Inc.(a)	3,328	64,230
Embecta Corp.	60,468	863,483
Envista Holdings Corp.(a)	40,855	843,656
Glaukos Corp.(a)	2,161	191,443
Haemonetics Corp.(a)	3,260	237,915
ICU Medical, Inc.(a)	1,637	178,809
Inari Medical, Inc.(a)	11,073	510,687
Inmode Ltd.(a)	20,097	442,134
Integra LifeSciences Holdings Corp.(a)	3,088	113,978
LeMaitre Vascular, Inc.	13,355	934,850
Masimo Corp.(a)	2,530	325,206
Merit Medical Systems, Inc.(a)	3,088	235,306
Omnicell, Inc.(a)	2,230	58,515
OrthoPediatrics Corp.(a)	1,874	51,460
Patterson Cos., Inc.	32,899	891,234
PROCEPT BioRobotics Corp.(a)	24,951	1,206,131
Pulmonx Corp.(a)	5,099	47,013
Quanterix Corp.(a)	26,006	623,104
Repligen Corp.(a)	6,998	1,357,542
RxSight, Inc.(a)	32,893	1,794,971
SI-BONE, Inc.(a)	24,153	419,054
Stevanato Group SpA	26,839	889,713
Surmodics, Inc.(a)	2,311	73,721
Tandem Diabetes Care, Inc.(a)	32,317	860,602
TransMedics Group, Inc.(a)	27,288	2,226,701
Twist Bioscience Corp.(a)	17,054	670,052
Varex Imaging Corp.(a)	7,739	133,111
West Pharmaceutical Services, Inc.	2,836	1,016,309
		19,999,734
Healthcare-Services — 0.8%
Amedisys, Inc.(a)	2,182	202,970
Chemed Corp.	621	388,827
Enhabit, Inc.(a)	7,518	67,662
Ensign Group, Inc.	2,982	372,511
Fulgent Genetics, Inc.(a)	1,785	40,269
HealthEquity, Inc.(a)	1,801	148,780
MEDNAX, Inc.(a)	20,571	188,225
National HealthCare Corp.	3,006	296,572
RadNet, Inc.(a)	32,337	1,224,279
Surgery Partners, Inc.(a)	35,009	1,086,329
US Physical Therapy, Inc.	2,284	242,721
		4,259,145

	Shares	Value
Home Builders — 1.9%
Beazer Homes USA, Inc.(a)	32,660	$1,023,238
Cavco Industries, Inc.(a)	624	232,484
Century Communities, Inc.	27,030	2,332,419
Installed Building Products, Inc.	13,701	3,273,580
LCI Industries	2,012	253,472
LGI Homes, Inc.(a)	2,657	303,137
M/I Homes, Inc.(a)	5,874	745,939
MDC Holdings, Inc.	4,389	275,190
Skyline Corp.(a)	10,639	891,442
Smith Douglas Homes Corp.(a)	17,591	507,324
Winnebago Industries, Inc.	5,231	375,219
		10,213,444
Home Furnishings — 0.8%
Arhaus, Inc.(a)	80,766	1,067,726
Ethan Allen Interiors, Inc.	3,342	111,723
Hamilton Beach Brands Holding Co. - Class A	130,070	2,294,435
Universal Electronics, Inc.(a)	113,690	999,335
		4,473,219
Household Products/Wares — 0.1%
Central Garden & Pet Co.(a)	1,215	53,302
Central Garden & Pet Co. - Class A(a)	303	11,420
Quanex Building Products Corp.	1,957	67,673
WD-40 Co.	1,574	422,446
		554,841
Housewares — 0.4%
Lifetime Brands, Inc.	204,693	1,997,804
Newell Brands, Inc.	9,194	68,955
		2,066,759
Insurance — 3.9%
American Equity Investment Life Holding Co.(a)	7,985	443,487
Axis Capital Holdings Ltd.	28,540	1,785,748
Donegal Group, Inc. - Class A	2,108	29,512
Employers Holdings, Inc.	3,627	165,790
Genworth Financial, Inc. - Class A(a)	281,044	1,728,421
Goosehead Insurance, Inc. - Class A(a)	17,625	1,333,331
HCI Group, Inc.	22,181	2,165,309
Heritage Insurance Holdings, Inc.(a)	420,893	2,929,415
James River Group Holdings Ltd.	33,394	333,606
Mercury General Corp.	30,566	1,488,259
NMI Holdings, Inc. - Class A(a)	34,518	1,038,301
Palomar Holdings, Inc.(a)	18,341	1,396,484
RLI Corp.	1,478	216,453
Safety Insurance Group, Inc.	1,668	137,043

The accompanying notes are an integral part of the financial statements.
8

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Insurance — (Continued)
Selective Insurance Group, Inc.	3,866	$403,920
Skyward Specialty Insurance Group, Inc.(a)	43,122	1,577,834
Stewart Information Services Corp.	2,200	138,556
White Mountains Insurance Group Ltd.	1,937	3,419,657
		20,731,126
Internet — 2.5%
Backblaze, Inc. - Class A(a)	52,378	556,254
Bandwidth, Inc. - Class A(a)	3,584	73,615
Couchbase, Inc.(a)	71,682	2,012,831
DHI Group, Inc.(a)	489,080	1,384,097
ePlus, Inc.(a)	23,952	1,973,405
EverQuote, Inc. - Class A(a)	88,802	1,422,608
Gambling.com Group Ltd.(a)	62,610	573,508
HealthStream, Inc.	2,700	73,656
MediaAlpha, Inc. - Class A(a)	14,556	302,037
Q2 Holdings, Inc.(a)	22,432	1,037,031
QuinStreet, Inc.(a)	71,739	1,049,542
TripAdvisor, Inc.(a)	56,338	1,510,985
Upwork, Inc.(a)	31,286	409,847
Yelp, Inc.(a)	25,496	980,066
		13,359,482
Investment Companies — 0.3%
Cannae Holdings, Inc.(a)	74,291	1,621,030
Iron/Steel — 0.2%
ATI, Inc.(a)	7,199	354,047
Carpenter Technology Corp.	11,908	769,852
		1,123,899
Leisure Time — 0.7%
Callaway Golf Co.(a)	4,678	66,615
Lindblad Expeditions Holdings, Inc.(a)	86,890	805,470
OneSpaWorld Holdings Ltd.(a)	204,172	2,662,403
Vista Outdoor, Inc.(a)	14,337	447,314
		3,981,802
Lodging — 0.1%
Boyd Gaming Corp.	4,776	315,837
Machinery-Construction & Mining — 0.5%
Argan, Inc.	16,761	785,421
Astec Industries, Inc.	1,849	75,069
BWX Technologies, Inc.	19,525	1,968,706
		2,829,196
Machinery-Diversified — 1.4%
Albany International Corp. - Class A	1,126	105,698
Applied Industrial Technologies, Inc.	7,527	1,429,302
Chart Industries, Inc.(a)	3,219	459,866

	Shares	Value
Machinery-Diversified — (Continued)
Flowserve Corp.	22,631	$957,744
Lindsay Corp.	6,665	795,201
Tennant Co.	2,414	273,241
Toro Co.	5,348	493,674
Twin Disc, Inc.	185,495	2,891,867
		7,406,593
Media — 0.3%
AMC Networks, Inc. - Class A(a)	3,518	45,523
Cable One, Inc.	888	404,928
EW Scripps Co. - Class A(a)	28,653	115,472
Gray Television, Inc.	39,548	230,960
Scholastic Corp.	3,196	126,050
Sinclair, Inc.	29,261	434,526
		1,357,459
Metal Fabricate/Hardware — 1.1%
Advanced Drainage Systems, Inc.	7,253	1,183,980
AZZ, Inc.	1,964	142,979
Mueller Industries, Inc.	11,950	613,991
NN, Inc.(a)	179,350	839,358
Northwest Pipe Co.(a)	102,890	3,069,209
Standex International Corp.	1,485	256,905
		6,106,422
Mining — 0.4%
Century Aluminum Co.(a)	18,637	195,129
Compass Minerals International, Inc.	2,205	50,274
Piedmont Lithium, Inc.(a)	4,156	60,511
Uranium Energy Corp.(a)	320,066	2,074,028
		2,379,942
Miscellaneous Manufacturing — 1.3%
Axon Enterprise, Inc.(a)	5,340	1,641,356
Enpro, Inc.	4,961	773,023
Fabrinet(a)	7,396	1,594,356
Federal Signal Corp.	16,269	1,332,594
John Bean Technologies Corp.	2,493	252,990
Materion Corp.	2,877	386,439
Myers Industries, Inc.	2,441	46,940
Park Aerospace Corp.	58,707	893,520
		6,921,218
Office Furnishings — 0.0%(c)
Interface, Inc.	11,644	183,044
Office-Business Equipment — 0.0%(c)
Pitney Bowes, Inc.	13,705	55,231
Oil & Gas — 1.6%
Delek US Holdings, Inc.	46,236	1,179,480
Evolution Petroleum Corp.	60,009	351,653
Helmerich & Payne, Inc.	4,567	175,327
Patterson-UTI Energy, Inc.	112,890	1,306,137
PBF Energy, Inc. - Class A	5,245	244,942

The accompanying notes are an integral part of the financial statements.
9

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Oil & Gas — (Continued)
Permian Resources Corp.	100,054	$1,556,840
Range Resources Corp.	29,237	924,474
SM Energy Co.	36,792	1,610,386
Southwestern Energy Co.(a)	112,602	784,836
Talos Energy, Inc.(a)	23,929	315,624
		8,449,699
Oil & Gas Services — 1.9%
DMC Global, Inc.(a)	95,660	1,595,609
DNOW, Inc.(a)	71,275	1,008,541
Helix Energy Solutions Group, Inc.(a)	41,891	377,019
Natural Gas Services Group, Inc.(a)	200,570	3,355,536
Oceaneering International, Inc.(a)	35,309	697,706
Profire Energy, Inc.(a)	560,780	829,954
TechnipFMC PLC	39,311	852,655
Tidewater, Inc.(a)	14,420	1,009,833
		9,726,853
Packaging & Containers — 0.2%
Clearwater Paper Corp.(a)	2,737	107,537
O-I Glass, Inc.(a)	6,528	110,454
TriMas Corp.	35,375	831,312
		1,049,303
Pharmaceuticals — 2.5%
Amphastar Pharmaceuticals, Inc.(a)	6,771	315,325
Avadel Pharmaceuticals PLC - ADR(a)	34,030	434,903
Centessa Pharmaceuticals PLC - ADR(a)	38,936	409,217
Collegium Pharmaceutical, Inc.(a)	2,619	96,143
Corcept Therapeutics, Inc.(a)	3,332	78,302
Ironwood Pharmaceuticals, Inc.(a)	51,914	489,549
KalVista Pharmaceuticals Inc.(a)	39,035	532,828
Longboard Pharmaceuticals, Inc.(a)	14,027	311,119
Madrigal Pharmaceuticals, Inc.(a)	334	78,891
MERUS NV(a)	39,153	1,898,138
Morphic Holding, Inc.(a)	4,219	155,892
Option Care Health, Inc.(a)	24,665	795,940
Organon & Co.	24,924	433,927
Owens & Minor, Inc.(a)	3,772	91,773
Pacira BioSciences, Inc.(a)	1,519	45,145
PetIQ, Inc.(a)	31,726	577,730
Premier, Inc. - Class A	7,552	157,535
Prestige Brands Holdings, Inc.(a)	3,474	241,721
Protagonist Therapeutics, Inc.(a)	24,673	749,566
Rhythm Pharmaceuticals, Inc.(a)	51,263	2,225,839
Vaxcyte, Inc.(a)	41,138	3,036,807
		13,156,290
Private Equity — 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,522	63,479

	Shares	Value
Private Equity — (Continued)
P10, Inc. - Class A	86,042	$797,609
		861,088
Real Estate — 0.6%
Kennedy-Wilson Holdings, Inc.	4,746	41,670
Marcus & Millichap, Inc.	2,121	77,820
McGrath RentCorp	21,953	2,732,709
Newmark Group, Inc. - Class A	36,036	388,828
Realogy Holdings Corp.(a)	7,273	45,602
		3,286,629
REITS — 2.3%
Agree Realty Corp.	1,641	90,173
Alexander & Baldwin, Inc.	4,543	73,869
Alpine Income Property Trust, Inc.	106,224	1,658,157
American Assets Trust, Inc.	14,803	319,301
Apollo Commercial Real Estate Finance, Inc.	44,054	493,845
ARMOUR Residential REIT, Inc.	5,989	118,582
CareTrust REIT, Inc.	7,113	160,469
Centerspace	2,329	129,469
Chatham Lodging Trust	17,141	174,838
Community Healthcare Trust, Inc.	1,573	42,691
DiamondRock Hospitality Co.	13,130	123,422
EastGroup Properties, Inc.	2,590	455,037
Getty Realty Corp.	5,173	136,360
Gladstone Commercial Corp.	10,245	126,833
Global Medical REIT, Inc.	179,420	1,605,809
Global Net Lease, Inc.	10,378	74,825
Great Ajax Corp.	202,600	820,530
Highwoods Properties, Inc.	6,502	158,974
Invesco Mortgage Capital, Inc.	26,126	235,918
Kite Realty Group Trust	7,450	159,504
Lexington Realty Trust	12,112	104,890
New York Mortgage Trust, Inc.	45,897	330,917
NexPoint Residential Trust, Inc.	2,074	60,582
Outfront Media, Inc.	50,443	724,866
Paramount Group, Inc.	10,442	46,258
PennyMac Mortgage Investment Trust	24,404	344,829
Piedmont Office Realty Trust, Inc. - Class A	69,495	435,734
PotlatchDeltic Corp.	1,462	66,097
Ready Capital Corp.	6,588	58,172
Redwood Trust, Inc.	77,920	477,650
Regency Centers Corp.	2,758	170,858
Retail Opportunity Investments Corp.	28,261	365,415
Saul Centers, Inc.	3,903	141,250
Tanger, Inc.	33,410	962,542
TPG RE Finance Trust, Inc.	8,617	64,455
Two Harbors Investment Corp.	22,500	285,075

The accompanying notes are an integral part of the financial statements.
10

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Continued)

as of FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
REITS — (Continued)
Whitestone REIT	14,111	$173,848
		11,972,044
Retail — 6.9%
Abercrombie & Fitch Co. - Class A(a)	13,793	1,762,194
Advance Auto Parts, Inc.	27,700	1,870,858
Asbury Automotive Group, Inc.(a)	4,829	1,008,440
BJ’s Restaurants, Inc.(a)	7,047	246,786
BJ’s Wholesale Club Holdings, Inc.(a)	39,625	2,894,210
Bloomin’ Brands, Inc.	20,453	555,913
Boot Barn Holdings, Inc.(a)	14,821	1,370,942
Buckle, Inc.	2,951	120,814
Build-A-Bear Workshop, Inc.	144,120	3,450,233
Casey’s General Stores, Inc.	1,888	574,877
Chuy’s Holdings, Inc.(a)	3,285	111,132
Cracker Barrel Old Country Store, Inc.	5,574	368,609
Designer Brands, Inc. - Class A	5,265	55,598
Destination XL Group, Inc.(a)	493,740	1,970,023
Dine Brands Global, Inc.	1,134	55,010
First Watch Restaurant Group, Inc.(a)	42,826	1,072,791
FirstCash Holdings, Inc.	2,930	335,485
Five Below, Inc.(a)	5,668	1,137,454
Foot Locker, Inc.	18,535	638,160
Freshpet, Inc.(a)	8,817	996,586
Group 1 Automotive, Inc.	2,270	614,375
Guess?, Inc.	12,246	310,803
Hibbett Sports, Inc.	1,413	115,795
Kura Sushi USA, Inc. - Class A(a)	16,929	1,608,763
Lithia Motors, Inc.	382	114,241
MSC Industrial Direct Co., Inc. - Class A	8,736	881,812
Murphy USA, Inc.	5,145	2,145,516
National Vision Holdings, Inc.(a)	23,857	558,254
Nu Skin Enterprises, Inc. - Class A	11,647	145,588
ODP Corp.(a)	1,590	89,803
Ollie’s Bargain Outlet Holdings, Inc.(a)	11,536	924,841
PriceSmart, Inc.	1,079	90,787
Red Robin Gourmet Burgers, Inc.(a)	206,150	1,542,002
RH(a)	2,399	658,286
Shoe Carnival, Inc.	6,304	206,582
Signet Jewelers Ltd.	5,100	518,976
Sweetgreen, Inc. - Class A(a)	66,259	844,140
Texas Roadhouse, Inc.	8,803	1,314,904
Tilly’s, Inc. - Class A(a)	204,870	1,575,450
Warby Parker, Inc. - Class A(a)	80,820	1,027,222
Wingstop, Inc.	1,748	613,635

	Shares	Value
Retail — (Continued)
Zumiez, Inc.(a)	3,290	$57,970
		36,555,860
Savings & Loans — 1.1%
Axos Financial, Inc.(a)	3,461	180,387
Banc of California, Inc.	1,873	27,402
Berkshire Hills Bancorp, Inc.	17,583	377,859
Eagle Bancorp Montana, Inc.	63,570	839,760
Flushing Financial Corp.	4,361	55,995
FS Bancorp, Inc.	86,404	2,883,301
Hingham Institution For Savings The	355	59,633
New York Community Bancorp, Inc.	8,845	42,368
Northwest Bancshares, Inc.	5,826	66,766
Pacific Premier Bancorp, Inc.	8,033	183,634
Provident Financial Services, Inc.	10,750	162,110
Riverview Bancorp, Inc.	242,220	1,136,012
		6,015,227
Semiconductors — 2.8%
Advanced Energy Industries, Inc.	2,466	249,559
Amtech Systems, Inc.(a)	251,750	1,210,917
Axcelis Technologies, Inc.(a)	3,808	429,047
AXT, Inc.(a)	394,730	1,693,392
CEVA, Inc.(a)	2,534	57,370
Cirrus Logic, Inc.(a)	3,525	323,665
FormFactor, Inc.(a)	25,332	1,090,036
inTEST Corp.(a)	127,500	1,489,200
Kulicke & Soffa Industries, Inc.	6,419	305,673
Lattice Semiconductor Corp.(a)	6,939	531,597
MKS Instruments, Inc.	1,371	168,304
Monolithic Power Systems, Inc.	1,952	1,405,518
Onto Innovation, Inc.(a)	7,268	1,338,475
Photronics, Inc.(a)	7,595	218,660
Power Integrations, Inc.	18,645	1,332,372
Semtech Corp.(a)	911	19,313
SiTime Corp.(a)	4,682	433,085
SkyWater Technology, Inc.(a)	90,270	1,043,521
Veeco Instruments, Inc.(a)	48,379	1,751,804
		15,091,508
Software — 4.3%
ACI Worldwide, Inc.(a)	49,949	1,643,822
ACV Auctions, Inc. - Class A(a)	49,279	874,702
Agilysys, Inc.(a)	10,481	815,422
Alignment Healthcare, Inc.(a)	8,930	53,580
Alkami Technology, Inc.(a)	50,027	1,248,174
Appfolio, Inc. - Class A(a)	4,228	1,023,556
Asure Software, Inc.(a)	210,440	1,961,301
Blackbaud, Inc.(a)	799	55,275
BlackLine, Inc.(a)	14,414	817,706
BM Technologies, Inc.(a)	215,920	380,019

The accompanying notes are an integral part of the financial statements.
11

ADARA SMALLER COMPANIES FUND

Schedule of Investments (Concluded)

as of FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Software — (Continued)
Cogent Communications Holdings, Inc.	1,297	$104,940
Computer Programs & Systems, Inc.(a)	23,192	205,481
Concentrix Corp.	830	60,133
Confluent, Inc. - Class A(a)	18,917	640,719
Consensus Cloud Solutions, Inc.(a)	2,281	36,314
CSG Systems International, Inc.	2,939	160,352
DoubleVerify Holdings, Inc.(a)	24,769	765,114
Fastly, Inc. - Class A(a)	48,605	691,163
Five9, Inc.(a)	10,739	655,079
Genasys, Inc.(a)	350,770	694,525
Gitlab, Inc. - Class A(a)	7,850	566,142
Global-e Online Ltd.(a)	19,489	660,092
JFrog Ltd.(a)	20,182	903,952
LiveRamp Holdings, Inc.(a)	24,000	839,520
Monday.com Ltd.(a)	1,732	386,253
PDF Solutions, Inc.(a)	1,842	62,610
Privia Health Group, Inc.(a)	35,714	797,136
Procore Technologies, Inc.(a)	9,746	760,480
Progress Software Corp.	5,306	283,128
PROS Holdings, Inc.(a)	25,483	911,017
SilverSun Technologies, Inc.	14,040	211,162
Smartsheet, Inc. - Class A(a)	8,618	363,766
Smith Micro Software, Inc.(a)	711,330	270,874
SPS Commerce, Inc.(a)	800	148,128
Take-Two Interactive Software, Inc.(a)	3,504	514,843
Vertex, Inc. - Class A(a)	41,417	1,390,783
Weave Communications, Inc.(a)	69,219	867,314
		22,824,577
Telecommunications — 0.8%
Aviat Networks, Inc.(a)	10,017	355,503
Calix, Inc.(a)	22,989	801,627
Credo Technology Group Holding Ltd.(a)	83,421	1,796,888
IDT Corp. - Class B(a)	3,111	115,760
InterDigital, Inc.	869	93,000
Iridium Communications, Inc.	9,628	278,731
NetGear, Inc.(a)	7,443	111,571
Telephone & Data Systems, Inc.	10,347	158,309
United States Cellular Corp.(a)	8,331	290,669
Viasat, Inc.(a)	2,967	58,064
Viavi Solutions, Inc.(a)	23,640	225,762
		4,285,884
Textiles — 0.4%
UniFirst Corp.	12,397	2,091,622
Toys/Games/Hobbies — 0.3%
Funko, Inc. - Class A(a)	7,565	53,258
JAKKS Pacific, Inc.(a)	38,690	1,358,406
		1,411,664

	Shares	Value
Transportation — 1.7%
Air Transport Services Group, Inc.(a)	105,895	$1,278,153
ArcBest Corp.	20,880	2,982,917
Forward Air Corp.	6,038	224,191
Knight-Swift Transportation Holdings, Inc.	1,873	105,525
Marten Transport Ltd.	7,327	138,114
PAM Transportation Services, Inc.(a)	41,286	764,617
Saia, Inc.(a)	4,008	2,306,203
Scorpio Tankers, Inc.	4,242	284,765
World Kinect Corp.	20,029	487,906
		8,572,391
Trucking & Leasing — 0.2%
Greenbrier Cos., Inc.	19,968	1,033,344
Water — 0.0%(c)
American States Water Co.	1,758	125,539
California Water Service Group	1,969	90,357
		215,896
TOTAL COMMON STOCKS (Cost $344,867,482)		501,860,311

SHORT-TERM INVESTMENTS — 7.7%
Money Market Funds — 7.7%
First American Treasury Obligations Fund - Class X, 5.23%(d)	40,778,734	40,778,734
TOTAL SHORT-TERM INVESTMENTS (Cost $40,778,734)		40,778,734

TOTAL INVESTMENTS — 102.0% (Cost $385,646,216)		542,639,045
Liabilities in Excess of Other Assets — (2.0)%		(10,593,858)
TOTAL NET ASSETS — 100.0%		$532,045,187

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Sociedad Anónima
(a)	Non-income producing security.
(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 29, 2024.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of the financial statements.
12

ADARA SMALLER COMPANIES FUND

STATEMENT of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)

ASSETS
Investments, at value (cost $344,867,482)	$501,860,311
Short-term investments, at value (cost $40,778,734)	40,778,734
Receivables for:
Investments sold	1,243,534
Dividends	416,910
Capital shares sold	74,797
Prepaid expenses and other assets	39,724
Total assets	544,414,010

LIABILITIES
Payables for:
Investments purchased	12,009,721
Sub-advisory fees	263,371
Other accrued expenses and liabilities	95,731
Total liabilities	12,368,823
Net assets	$532,045,187

NET ASSETS CONSIST OF:
Par value	$32,373
Paid-in capital	376,339,813
Total distributable earnings/(loss)	155,673,001
Net assets	$532,045,187

CAPITAL SHARES:
Net Assets	532,045,187
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	32,372,870
Net asset value, offering and redemption price per share	$16.43

The accompanying notes are an integral part of the financial statements.
13

ADARA SMALLER COMPANIES FUND

Statement of Operations

FOR THE sIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $4,672)	$3,182,264
Total investment income	3,182,264

EXPENSES
Sub-advisory fees (Note 2)	1,661,268
Administration and accounting services fees (Note 2)	74,081
Transfer agent fees (Note 2)	30,376
Officer fees	24,790
Custodian fees (Note 2)	23,135
Audit fees and tax services	20,219
Director fees	19,300
Legal fees	18,941
Registration and filing fees	13,533
Printing and shareholder reporting fees	2,887
Other expenses	55,528
Total expenses	1,944,058
Net investment income/(loss)	1,238,206

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	8,021,320
Net change in unrealized appreciation/(depreciation) on investments	31,717,682
Net realized and unrealized gain/(loss) on investments	39,739,002
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,977,208

The accompanying notes are an integral part of the financial statements.
14

ADARA SMALLER COMPANIES FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2024 (Unaudited)	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$1,238,206	$2,272,289
Net realized gain/(loss) from investments	8,021,320	(1,023,542)
Net change in unrealized appreciation/(depreciation) on investments	31,717,682	27,357,651
Net increase/(decrease) in net assets resulting from operations	40,977,208	28,606,398

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(3,000,495)	(1,462,252)
Net decrease in net assets from dividends and distributions to shareholders	(3,000,495)	(1,462,252)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,092,931	48,697,828
Reinvestment of distributions	2,676,590	1,335,449
Shares redeemed	(14,141,147)	(36,215,013)
Net increase/(decrease) in net assets resulting from capital share transactions	11,628,374	13,818,264
Total increase/(decrease) in net assets	49,605,087	40,962,410

NET ASSETS:
Beginning of period	$482,440,100	$441,477,690
End of period	$532,045,187	$482,440,100

SHARE TRANSACTIONS:
Shares sold	1,515,105	3,378,762
Shares reinvested	178,202	93,193
Shares redeemed	(944,988)	(2,526,832)
Net increase/(decrease) in shares	748,319	945,123

The accompanying notes are an integral part of the financial statements.
15

ADARA SMALLER COMPANIES FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$15.26		$14.39	$21.47	$13.73	$12.89	$16.76
Net investment income/(loss)(1)	0.04		0.07	0.02	(0.03)	(0.01)	(0.01)
Net realized and unrealized gain/(loss) from investments	1.22		0.85	(2.88)	7.99	1.33	(1.99)
Net increase/(decrease) in net assets resulting from operations	1.26		0.92	(2.86)	7.96	1.32	(2.00)
Dividends and distributions to shareholders from:
Net investment income	(0.09)		(0.05)	—	—	—	—
Net realized capital gains	—		—	(4.22)	(0.22)	(0.48)	(1.87)
Total dividends and distributions to shareholders	(0.09)		(0.05)	(4.22)	(0.22)	(0.48)	(1.87)
Net asset value, end of period	$16.43		$15.26	$14.39	$21.47	$13.73	$12.89
Total investment return/(loss)(2)	8.41	%(3)	6.40%	(16.93)%	58.41%	10.47%	(11.16)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$532,045		$482,440	$441,478	$536,177	$361,442	$291,859
Ratio of expenses to average net assets	0.81	%(4)	0.82%	0.84%	0.84%	0.90%	0.93%
Ratio of net investment income/(loss) to average net assets	0.52	%(4)	0.50%	0.10%	(0.18)%	(0.08)%	(0.08)%
Portfolio turnover rate	29	%(3)	56%	56%	75%	101%	80%

(1)	Calculated based on average shares outstanding for the period.

(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	Not Annualized.

(4)	Annualized.

The accompanying notes are an integral part of the financial statements.
16

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the Adara Smaller Companies Fund (the “Fund”), which commenced investment operations on October 21, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 29, 2024, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Adviser, as Valuation Designee, in accordance with procedures adopted by Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$501,860,312	$501,860,312	$—	$—	**
Money Market Funds	40,778,734	40,778,734	—	—
Total Assets*	$542,639,046	$542,639,046	$—	$—

*	Please refer to Portfolio of Investments for further details.

**	Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no significant Level 3 transfers.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are

18

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital, LLC and River Road Asset Management, LLC each serve as an investment sub-adviser (“Sub-Adviser”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Company on behalf of the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s sub-advised average daily net assets (the “Sub-Advisory Fee”), not to exceed 1.00%, payable on a monthly basis in arrears.

During the current fiscal period, collectively, sub-advisory fees accrued were $1,661,268, or the rate of 0.69%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for out-of-pocket expenses it incurs in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets. During the current fiscal period, the Fund paid the Adviser $29,414. This amount is included in Other expenses on the Statement of Operations.

19

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$145,516,958	$130,744,845

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2023, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$360,325,203	$148,618,109	$(26,222,147)	$122,395,962

20

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$1,351,664	$—	$(6,051,338)	$122,395,962	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2023 was as follows:

ORDINARY INCOME	LONG-TERM GAINS	TOTAL
$1,462,252	$—	$1,462,252

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2023.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2023, the Fund had short-term capital loss carryforwards of $6,051,338.

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Fund will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Fund will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

21

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 29, 2024 (UNAUDITED)

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

22

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

23

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Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

ADA-SAR24

AQUARIUS INTERNATIONAL FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 29, 2024
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

AQUARIUS INTERNATIONAL FUND

SEMI-Annual Report
Performance Data

FEBRUARY 29, 2024 (UNAUDITED)

Average Annual Total Returns for the Period Ended February 29, 2024
	Six Months†	One Year	Three Year	Five Year	Since Inception
Aquarius International Fund	7.80%	12.62%	0.42%	4.58%	2.81%*
MSCI AC WORLD INDEX ex USA Gross Index	8.04%	13.09%	1.81%	5.95%	3.94%**

†	Not annualized.

*	The Fund commenced operations on April 17, 2018.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (844) 261-6482.

The Fund’s total annual Fund operating expenses, as stated in the current prospectus dated December 31, 2023, are 0.71% of average daily net assets. This ratio may differ from the actual expenses incurred by the Fund for the period covered by this report.

The Fund invests in common stocks, preferred stocks, warrants to acquire common stocks and securities convertible into common stocks. Portfolio composition is subject to change.

The MSCI ACWI ex USA Gross Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 2,231 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. It is impossible to invest directly in an index.

Investment Considerations

Investing in the Fund involves risk and an investor may lose money. The success of the Fund’s strategy depends on the Adviser’s ability to select Sub-Advisers and each manager’s ability to select investments for the Fund. The Fund may invest in riskier type investments including small, micro-cap and large cap stocks, Initial Public Offerings (IPOs), special situations, foreign markets, emerging markets and illiquid securities all of which may be more volatile and less liquid.

1

AQUARIUS INTERNATIONAL FUND

Fund Expense Example

FEBRUARY 29, 2024 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six Month Total Investment Return
Actual	$1,000.00	$1,078.00	$3.72	0.72%	7.80%
Hypothetical (5% return before expenses)	1,000.00	1,021.28	3.62	0.72%	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio in the table above, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

AQUARIUS INTERNATIONAL FUND

Portfolio Holdings Summary Table

FEBRUARY 29, 2024 (UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	Value	% of Net Assets
Common Stocks	$455,843,702	91.1%
Exchange Traded Funds	2,137,709	0.4
Preferred Stocks	1,521,100	0.3
Money Market Funds	39,004,783	7.8
Other Assets in Excess of Liabilities	1,774,180	0.4
	$500,281,474	100.0%

The accompanying notes are an integral part of the financial statements.

3

AQUARIUS INTERNATIONAL FUND

Portfolio Holdings Summary Table

FEBRUARY 29, 2024 (UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	Value	% of Net Assets
COMMON STOCKS
United Kingdom	$80,465,182	16.5%
Japan	57,328,891	11.0
France	35,802,628	7.3
Netherlands	27,470,506	5.4
South Korea	25,692,664	5.3
Germany	25,412,826	4.8
Taiwan	24,469,009	5.2
Canada	21,417,669	4.4
India	19,886,174	4.3
China	17,310,095	3.4
Ireland	15,349,166	3.2
Switzerland	14,804,879	2.7
Denmark	11,425,689	2.5
Brazil	9,257,389	2.0
United States	8,496,499	1.7
Italy	7,645,712	1.5
Mexico	5,422,150	1.2
Singapore	4,892,294	0.8
Finland	4,732,341	1.0
Norway	4,359,030	0.9
Bermuda	3,994,191	0.9
Sweden	3,509,557	0.5
Australia	3,305,630	0.3
Spain	3,209,971	0.5
Belgium	2,707,734	0.5
Luxembourg	2,143,504	0.4
Austria	1,940,845	0.4
Indonesia	1,908,247	0.4
United Arab Emirates	1,870,332	0.4
South Africa	1,360,149	0.2
Greece	1,259,300	0.3
Hong Kong	1,195,114	0.0
Turkey	1,084,092	0.2
Jordan	1,078,104	0.2
Macao	1,061,915	0.3
Uruguay	1,002,049	0.2
Kazakhstan	957,387	0.2
Philippines	915,457	0.2
Poland	895,414	0.2
Israel	573,347	0.1
Peru	503,071	0.1
Thailand	359,652	0.1
Argentina	272,176	0.1
Chile	250,416	0.0
Panama	208,878	0.0
New Zealand	188,727	0.0
Portugal	53,438	0.0
Colombia	53,001	0.0
Russia	20	0.0
Cyprus	0	—
Money Market Funds	39,004,783	7.8
Other Assets in Excess of Liabilities	1,774,180	0.4
	$500,281,474	100.0%

The accompanying notes are an integral part of the financial statements.

4

AQUARIUS INTERNATIONAL FUND

Schedule of Investments

FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 91.1%
Advertising — 0.1%
Dentsu Group, Inc.	1,800	$49,870
Publicis Groupe SA	2,188	231,503
WPP PLC	3,536	31,637
		313,010
Aerospace/Defense — 3.6%
Airbus Group SE	11,237	1,859,266
BAE Systems PLC	388,968	6,105,539
BAE Systems PLC - ADR	1,742	111,209
CAE, Inc.(a)	1,578	29,414
Dassault Aviation SA	263	51,994
Elbit Systems Ltd.	666	148,745
Hanwha Aerospace Co., Ltd.	1,246	175,579
Hindustan Aeronautics Ltd.	15,220	565,092
MTU Aero Engines AG - ADR	562	67,517
Rheinmetall AG	10,971	5,034,124
Safran SA	580	121,621
Thales SA	23,023	3,414,627
		17,684,727
Agriculture — 0.3%
British American Tobacco PLC - ADR	5,520	164,993
Imperial Brands PLC - ADR	3,146	68,268
ITC Ltd.	123,176	602,830
Japan Tobacco, Inc.	6,900	179,238
RLX Technology, Inc. - ADR	23,295	45,425
Wilmar International Ltd.	16,500	40,748
		1,101,502
Airlines — 0.4%
ANA Holdings, Inc.(a)	1,400	30,523
Copa Holdings SA - Class A	2,143	208,878
Japan Airlines Co., Ltd.	1,500	28,014
Ryanair Holdings PLC - ADR	11,370	1,571,903
Singapore Airlines Ltd.	14,000	67,386
		1,906,704
Apparel — 1.3%
Adidas AG	114	23,060
Gildan Activewear, Inc.	5,757	200,516
Hermes International SCA	276	690,647
Kering SA	1,204	554,597
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,000	365,960
LVMH Moet Hennessy Louis Vuitton SE	4,423	4,037,032
Samsonite International SA(a)(b)	60,300	210,328
Shenzhou International Group Holdings Ltd.	31,000	254,277
		6,336,417
Auto Manufacturers — 2.7%
Bayerische Motoren Werke AG - ADR	3,309	130,639

	Shares	Value
Auto Manufacturers — (Continued)
BYD Co. Ltd. - Class H	4,000	98,520
Daimler AG	3,623	$288,699
Daimler Truck Holding AG	42,526	1,737,376
Ferrari NV	642	272,702
Ferrari NV	141	59,511
Geely Automobile Holdings, Ltd.	31,000	33,736
Honda Motor Co., Ltd.	174,200	2,069,941
Honda Motor Co., Ltd. - ADR	1,291	45,947
Hyundai Motor Co.	529	99,594
Iveco Group NV(a)	89,817	1,106,260
Kia Corp.(a)	14,191	1,328,959
Li Auto, Inc. - ADR(a)	1,693	77,675
NIO, Inc. - ADR(a)	9,048	52,026
Nissan Motor Co., Ltd. - ADR	4,601	36,118
Stellantis NV	51,175	1,338,103
Stellantis NV	2,278	59,820
Subaru Corp.	72,200	1,633,583
Suzuki Motor Corp.	43,600	1,919,285
Tata Motors Ltd.	54,538	624,412
Toyota Motor Corp. - ADR	1,862	447,904
Toyota Motor Corp.	7,100	171,014
Volkswagen AG	702	110,483
Volvo AB - Class B	3,636	100,185
XPeng, Inc. - ADR(a)	6,430	60,635
		13,903,127
Auto Parts & Equipment — 0.2%
Aisin Corp.	1,100	41,542
Cie Generale des Etablissements Michelin SCA	1,852	68,536
Denso Corp.	3,600	66,223
Hankook Tire & Technology Co., Ltd.	14,945	608,864
Hyundai Mobis Co., Ltd.	302	55,084
Magna International, Inc.	3,010	165,911
Vitesco Technologies Group AG(a)	88	7,099
Weichai Power Co., Ltd. - Class H	24,000	47,241
		1,060,500
Banks — 10.3%
AIB Group PLC	229,046	1,063,364
ANZ Group Holdings Ltd.	5,980	110,843
Axis Bank Ltd.	37,392	484,040
Banco Bilbao Vizcaya Argentaria SA	73,459	732,702
Banco do Brasil SA	259,100	3,021,469
Banco do Brasil SA - ADR	11,296	131,147
Banco Santander SA	37,238	155,189
Bank Central Asia Tbk PT	687,000	432,306
Bank Mandiri Persero Tbk PT - ADR	5,112	91,377
Bank Mandiri Persero Tbk PT	2,985,400	1,333,500

The accompanying notes are an integral part of the financial statements.

5

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Banks — (Continued)
Bank Montreal	867	$78,464
Bank of Nova Scotia, (The)	2,673	129,560
Bank Rakyat Indonesia Persero Tbk PT - ADR	1,382	27,115
Bankinter SA	200,807	1,278,291
Barclays PLC	126,063	263,474
BDO Unibank, Inc.	181,150	493,508
Bendigo & Adelaide Bank Ltd.	12,614	79,519
BNP Paribas SA	2,636	158,213
CaixaBank SA	65,952	298,348
Canadian Imperial Bank of Commerce	1,139	53,897
Chiba Bank Ltd.	4,900	39,906
China Merchants Bank Co., Ltd. - Class H	303,063	1,171,951
Commerzbank AG	264,094	3,057,137
Commonwealth Bank Of Australia	4,512	342,265
Computershare Ltd.	2,023	34,189
Concordia Financial Group Ltd.	11,723	59,434
Credicorp Ltd.	2,944	503,071
DBS Group Holdings Ltd. - ADR	2,227	221,007
DBS Group Holdings Ltd.	95,200	2,360,511
Deutsche Bank AG	8,776	117,862
DNB Bank ASA	83,210	1,666,174
Erste Group Bank AG	20,482	818,936
FinecoBank Banca Fineco SpA	201,036	2,785,062
FirstRand Ltd.	13,495	45,655
Fukuoka Financial Group, Inc.	3,000	77,936
Grupo Financiero Banorte SAB de CV	135,485	1,401,411
Grupo Financiero Banorte SAB de CV, SP ADR - ADR	666	34,466
Grupo Financiero Galicia SA - ADR	12,366	272,176
Hana Financial Group, Inc.	42,763	1,819,475
HDFC Bank Ltd.	219,902	3,713,917
HSBC Holdings PLC - ADR	9,910	388,274
ICICI Bank Ltd. - ADR	81,678	2,091,773
Industrial & Commercial Bank of China Ltd. - Class H	1,916,000	982,166
ING Groep NV	171,554	2,360,903
Intesa Sanpaolo	14,336	45,652
Japan Post Bank Co., Ltd.	3,700	39,452
KBC Group NV	799	56,284
Macquarie Group Ltd.	1,021	129,646
Macquarie Group, Ltd. - ADR	1,203	152,432
Mediobanca Banca di Credito Finanziario SpA	3,974	54,134
Mitsubishi UFJ Financial Group, Inc. - ADR	53,334	547,740
National Australia Bank Ltd.	7,689	170,843

	Shares	Value
Banks — (Continued)
National Australia Bank Ltd. - ADR	11,208	$125,081
National Bank of Greece SA(a)	109,951	863,332
NatWest Group PLC	713,301	2,156,752
Nedbank Group Ltd. - ADR	2,666	30,606
Nordea Bank Abp	93	1,132
Nordea Bank Abp	11,504	140,043
Oversea-Chinese Banking Corp. Ltd.	9,000	86,930
Resona Holdings, Inc.	426,200	2,326,037
Royal Bank Canada	3,116	302,501
Shinhan Financial Group Co., Ltd. - ADR	9,162	298,498
Shizuoka Financial Group, Inc.	3,900	38,175
Societe Generale SA	2,392	58,091
Standard Bank Group Ltd.	83,401	877,580
Sumitomo Mitsui Financial Group, Inc. - ADR	56,610	630,635
Sumitomo Mitsui Financial Group, Inc.	50,100	2,791,300
Sumitomo Mitsui Trust Holdings, Inc.	1,600	32,421
Svenska Handelsbanken AB - Class A	101,196	1,210,286
TCS Group Holding PLC - GDR(a)(c)	3,732	0
Toronto-Dominion Bank, (The)	5,858	351,480
UBS Group AG	13,717	391,645
UniCredit SpA	2,917	97,704
United Overseas Bank Ltd.	6,000	124,852
Woori Financial Group, Inc. - ADR	4,696	159,617
Yapi ve Kredi Bankasi AS	692,268	510,884
		51,583,748
Beverages — 1.4%
Anheuser-Busch InBev SA/NV - ADR	2,592	156,479
Arca Continental SAB de CV	60,200	648,967
Asahi Group Holdings Ltd.	71,200	2,439,131
Carlsberg A/S - Class B	499	69,702
Cia Cervecerias Unidas SA - ADR	4,167	48,462
Coca-Cola Europacific Partners PLC	23,239	1,594,892
Coca-Cola HBC AG	1,058	32,982
Davide Campari-Milano NV	5,538	56,156
Diageo PLC - ADR	2,046	308,537
Endeavour Group Ltd.	2,137	7,650
Fomento Economico Mexicano SAB de CV - ADR	3,916	486,524
Heineken Holding NV	434	33,523
Heineken NV - ADR	3,534	163,165
Kweichow Moutai Co. Ltd. - Class A	2,500	587,545
		6,633,715

The accompanying notes are an integral part of the financial statements.

6

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Biotechnology — 0.5%
Argenx SE - ADR(a)	245	$93,102
CSL Ltd. - ADR	3,938	365,644
CSL Ltd.	628	116,911
Genmab AS(a)	6,020	1,672,478
		2,248,135
Building Materials — 1.5%
Ambuja Cements Ltd.	70,612	515,703
Cie de Saint-Gobain SA	15,213	1,172,780
CRH PLC	51,811	4,315,380
CRH PLC	1,441	121,491
Daikin Industries Ltd.	349	49,189
Geberit AG	202	117,441
Imerys SA	22,433	710,098
James Hardie Industries PLC(a)	2,896	114,553
Kingspan Group PLC	554	50,098
LafargeHolcim Ltd.	2,013	164,300
Sika AG	437	126,388
Svenska Cellulosa AB SCA - Class B	4,527	64,095
		7,521,516
Chemicals — 1.6%
Air Liquide SA	14,736	2,995,135
Air Liquide SA - ADR	1,948	79,147
Asahi Kasei Corp.	6,000	41,748
BASF SE	1,905	97,035
Brenntag SE	387	35,335
Croda International PLC	584	35,208
EMS-Chemie Holding AG	143	99,791
Givaudan SA	27	113,290
Givaudan SA - ADR	600	50,346
ICL Group Ltd.	12,592	67,493
Kansai Paint Co., Ltd.	124,600	1,808,524
LG Chem Ltd.	385	131,499
Linde PLC	1,012	454,206
Mitsubishi Chemical Group Corp.	232,600	1,334,738
Nippon Sanso Holdings Corp.	1,500	43,505
Novozymes AS	673	37,952
Shin-Etsu Chemical Co., Ltd. - ADR	6,860	145,775
Shin-Etsu Chemical Co., Ltd.	3,270	139,545
Syensqo SA(a)	373	33,303
Symrise AG	500	51,166
		7,794,741
Coal — 1.1%
China Shenhua Energy Co., Ltd. - Class H	39,000	150,060
Peabody Energy Corp.	55,932	1,385,436
Teck Resources Ltd. - Class B	8,215	315,620
Teck Resources Ltd. - Class B	84,658	3,253,078
		5,104,194

	Shares	Value
Commercial Services — 4.1%
Abu Dhabi Ports Co. PJSC(a)	206,000	$324,736
Adani Ports & Special Economic Zone Ltd.	47,921	760,787
Adyen NV(a)(b)	1,247	1,973,053
Amadeus IT Group SA - ADR	1,437	88,390
Ashtead Group PLC	59,295	4,264,806
Bidvest Group Ltd.	3,146	38,326
Bureau Veritas SA	1,739	50,529
China Merchants Port Holdings Co., Ltd.	60,000	74,475
Edenred SE	41,231	2,040,261
Experian PLC	2,543	108,906
International Container Terminal Services, Inc.	65,067	333,913
Intertek Group PLC	1,279	74,866
Localiza Rent a Car SA - ADR	4,006	42,504
New Oriental Education & Technology Group, Inc. - ADR(a)	16,102	1,506,019
RB Global, Inc.	1,064	80,768
Recruit Holdings Co., Ltd.	3,292	132,786
RELX PLC	145,369	6,367,798
Rentokil Initial PLC	311,445	1,733,818
Secom Co., Ltd.	800	58,378
TAL Education Group - ADR(a)	7,594	111,860
TravelSky Technology Ltd. - Class H	51,000	60,969
Worldline SA (France)(a)(b)	2,235	25,729
		20,253,677
Computers — 2.2%
Asia Vital Components Co., Ltd.	67,000	1,130,221
AutoStore Holdings Ltd.(a)(b)	478,274	766,029
BayCurrent Consulting, Inc.	47,300	1,062,590
Capgemini SE	4,971	1,209,166
CGI, Inc.(a)	1,307	150,109
Check Point Software Technologies Ltd.(a)	499	80,050
Cognizant Technology Solutions Corp. - Class A	8,329	658,158
CyberArk Software Ltd.(a)	576	151,926
Globant S.A.(a)	2,174	485,172
Infosys Ltd. - ADR	28,588	570,616
Lenovo Group Ltd.	32,000	35,351
Logitech International SA	444	38,992
Nomura Research Institute Ltd.	66,300	1,863,033
NTT Data Group Corp.	3,100	50,490
Persistent Systems Ltd.	3,328	346,322
Teleperformance SE	10,936	1,357,793
Wipro Ltd. - ADR	112,803	698,250
Wistron Corp.	80,000	292,941
Wiwynn Corp.	8,000	590,623
		11,537,832

The accompanying notes are an integral part of the financial statements.

7

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Cosmetics/Personal Care — 0.4%
Beiersdorf AG	432	$61,923
Colgate-Palmolive India Ltd.	15,288	464,926
Essity AB - Class B	5,178	120,731
Haleon PLC - ADR	9,632	82,450
Kao Corp.	700	26,487
L’Oreal SA - ADR	3,400	325,448
L’Oreal SA	148	70,695
Unicharm Corp.	3,287	109,007
Unilever PLC - ADR	9,303	455,568
		1,717,235
Distribution/Wholesale — 2.9%
Azelis Group NV	109,827	2,262,769
Bunzl PLC	130,190	5,189,302
Ferguson PLC	13,318	2,777,541
IMCD NV	10,996	1,677,545
ITOCHU Corp.	3,700	160,732
ITOCHU Corp. - ADR	426	36,943
Mitsubishi Corp.	2,400	51,479
Mitsui & Co., Ltd.	3,159	138,751
Rexel SA	54,180	1,390,865
Sendas Distribuidora S/A	101,900	291,488
Sendas Distribuidora S/A - ADR	2,775	39,460
Zhongji Innolight Co., Ltd. - Class A	20,200	435,879
		14,452,754
Diversified Financial Services — 2.3%
Allfunds Group PLC	141,996	1,009,464
Banco BTG Pactual SA	113,400	832,861
Deutsche Boerse AG	21,873	4,579,059
Deutsche Boerse AG - ADR	2,810	58,785
Euronext NV(b)	11,752	1,083,074
Futu Holdings Ltd. - ADR(a)	852	45,599
Hong Kong Exchanges & Clearing Ltd.	1,780	54,821
Japan Exchange Group, Inc.	65,100	1,704,422
KB Financial Group, Inc.	32,344	1,542,622
KB Financial Group, Inc. - ADR	6,431	304,507
London Stock Exchange Group PLC	791	88,840
London Stock Exchange Group PLC - ADR	2,464	69,214
Sanlam Ltd. - ADR	5,156	39,650
SBI Holdings, Inc.	2,600	70,003
Singapore Exchange Ltd.	6,000	42,152
		11,525,073
Electric — 1.5%
Algonquin Power & Utilities Corp.	5,049	29,537
Centrais Eletricas Brasileiras SA	67,100	587,974

	Shares	Value
Electric — (Continued)
China Resources Power Holdings Co., Ltd.	14,000	$30,137
CLP Holdings Ltd.	13,500	112,349
Dubai Electricity & Water Authority PJSC	728,813	478,252
E.ON SE	4,732	60,424
Enel SpA	25,288	160,909
Engie SA - ADR	8,968	143,847
Equatorial Energia SA	61,100	419,616
Fortis, Inc.	5,188	200,153
Fortum Oyj	153,567	1,919,301
Iberdrola SA - ADR	1,618	74,234
Iberdrola SA	11,895	136,616
Mercury NZ Ltd.	7,755	31,541
Meridian Energy Ltd.	15,956	58,101
National Grid PLC - ADR	2,605	173,649
National Grid PLC	5,579	73,002
NTPC Ltd.	110,388	446,062
Power Assets Holdings Ltd.	11,000	66,013
Power Grid Corp. of India Ltd.	99,042	338,375
RWE AG	1,739	58,252
SSE PLC	106,335	2,185,452
SSE PLC - ADR	5,415	112,415
Tokyo Electric Power Co. Holdings, Inc.(a)	7,500	40,573
Verbund AG - Class A	389	28,160
		7,964,944
Electrical Components & Equipment — 0.1%
Delta Electronics, Inc.	40,000	372,747
Legrand SA	942	95,407
Schneider Electric SE - ADR	4,025	182,977
Schneider Electric SE	698	158,650
		809,781
Electronics — 0.3%
AAC Technologies Holdings, Inc.	32,000	79,557
ABB Ltd.	4,533	209,163
BYD Electronic International Co., Ltd.	23,500	88,733
Hirose Electric Co., Ltd.	827	88,012
Hon Hai Precision Industry Co., Ltd.	87,353	284,813
Hoya Corp.	670	87,460
Hoya Corp. - ADR	487	63,368
Kyocera Corp.	4,400	64,937
Lotes Co. Ltd.	8,000	259,555
Murata Manufacturing Co., Ltd.	4,857	97,878
Murata Manufacturing Co., Ltd. - ADR	7,572	76,023
NIDEC CORP	1,000	37,949
TDK Corp.	800	41,709
		1,479,157

The accompanying notes are an integral part of the financial statements.

8

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Energy-Alternate Sources — 0.0%(d)
Vestas Wind Systems AS(a)	2,480	$69,113

Engineering & Construction — 1.0%
Auckland International Airport Ltd.	13,450	66,331
Cellnex Telecom SA(b)	832	30,081
Ferrovial SE	3,085	115,841
GMR Airports Infrastructure Ltd.(a)	771,856	781,205
Grupo Aeroportuario del Pacifico SAB de CV - ADR	392	58,087
Grupo Aeroportuario del Sureste SAB de CV - ADR	471	138,648
Larsen & Toubro Ltd.	12,922	541,772
Samsung C&T Corp.	3,006	353,740
SPIE SA	68,114	2,268,814
Technip Energies NV	29,315	637,521
Vinci SA	905	115,969
Vinci SA - ADR	1,124	35,968
		5,143,977
Entertainment — 0.4%
Aristocrat Leisure Ltd.	1,159	35,214
Evolution AB - ADR	336	43,549
Flutter Entertainment PLC(a)	244	52,835
Genting Singapore Ltd.	2,333,700	1,579,286
Lottery Corp. Ltd.	8,950	29,613
OPAP SA	21,717	395,968
Oriental Land Co., Ltd.	3,065	109,850
		2,246,315
Environmental Control — 0.0%(d)
China Conch Environment Protection Holdings Ltd.(a)	21,500	3,262

Food — 2.0%
Aeon Co., Ltd.	5,200	124,160
Ajinomoto Co., Inc.	1,500	55,172
BIM Birlesik Magazalar AS	39,663	492,261
Chocoladefabriken Lindt & Spruengli AG	6	73,425
Coles Group Ltd.	4,059	44,646
Companhia Brasileira De Distribuicao(a)	2,775	2,120
Danone SA	3,030	193,349
Koninklijke Ahold Delhaize NV - ADR	4,031	119,801
Koninklijke Ahold Delhaize NV	140,399	4,181,349
Nestle SA - ADR	6,381	663,433
Nestle SA	615	63,786
Nisshin Seifun Group, Inc.	2,700	37,335
Nomad Foods Ltd.	65,321	1,203,866
Ocado Group PLC(a)	4,076	26,400
Seven & i Holdings Co., Ltd.	1,800	26,825

	Shares	Value
Food — (Continued)
Seven & i Holdings Co., Ltd. - ADR	1,800	$40,500
Tesco PLC	719,563	2,537,939
		9,886,367
Food Service — 0.9%
Compass Group PLC	168,883	4,633,945
Compass Group PLC - ADR	7,353	201,619
		4,835,564
Forest Products & Paper — 0.0%(d)
Suzano Papel e Celulose SA - ADR	6,573	74,604
UPM-Kymmene Corp.	1,590	53,216
		127,820
Gas — 0.0%(d)
ENN Energy Holdings Ltd.	4,400	35,727

Hand/Machine Tools — 0.0%(d)
Alleima AB	657	4,321
Schindler Holding AG	651	165,563
Techtronic Industries Co., Ltd.	4,500	48,547
		218,431
Healthcare-Products — 0.7%
Alcon, Inc.	1,673	141,452
Asahi Intecc Co., Ltd.	1,900	39,546
China Medical System Holdings Ltd.	21,000	34,521
Cochlear Ltd.	376	85,711
Coloplast AS - Class B	327	43,436
Essilor International Cie Generale d’Opitque SA	608	129,099
EssilorLuxottica SA - ADR	144	15,293
Fisher & Paykel Healthcare Corp. Ltd.	2,201	32,754
FUJIFILM Holdings Corp.	1,800	114,654
Getinge AB - Class B	1,494	29,607
Koninklijke Philips	1,467	29,556
Olympus Corp.	1,400	19,920
Repligen Corp.(a)	2,095	406,409
Sartorius Stedim Biotech	4,928	1,356,426
Smith & Nephew PLC	59,705	787,679
Sonova Holding AG	143	44,108
Terumo Corp.	162	6,312
		3,316,483
Healthcare-Services — 0.6%
Bangkok Dusit Medical, NVDR - NVDR	452,700	359,652
BioMerieux	307	33,558
EUROFINS SCIENTIFI EUR0.01(a)	31,730	1,896,278
Lonza Group AG	182	94,996

The accompanying notes are an integral part of the financial statements.

9

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Healthcare-Services — (Continued)
Lonza Group AG - ADR	370	$19,347
Max Healthcare Institute Ltd.	64,250	614,916
Sonic Healthcare Ltd. - ADR	3,345	65,462
		3,084,209
Holding Companies-Diversified — 0.0%(d)
Jardine Matheson Holdings Ltd. - ADR	1,524	62,941
Jardine Matheson Holdings, Ltd.	1,600	67,176
		130,117
Home Builders — 0.2%
Barratt Developments PLC	132,364	780,966
Sekisui House Ltd.	4,000	89,103
		870,069
Home Furnishings — 0.6%
Electrolux AB - Class B(a)	972	8,329
Hoshizaki Corp.	800	27,307
Panasonic Holdings Corp.	141,500	1,337,689
Sony Group Corp.	15,100	1,300,838
Sony Group Corp. - ADR	4,806	412,403
		3,086,566
Household Products/Wares — 0.5%
Henkel AG & Co. KGaA	889	59,978
Reckitt Benckiser Group PLC	36,242	2,289,889
Reckitt Benckiser Group PLC - ADR	13,425	169,021
		2,518,888
Insurance — 6.4%
Admiral Group PLC	56,942	1,921,309
Aegon Ltd.	14,288	85,874
Ageas SA NV	2,481	105,442
AIA Group Ltd. - ADR	3,113	100,425
Allianz SE	8,165	2,242,563
Allianz SE - ADR	4,740	129,686
Aon PLC - Class A	22,749	7,188,458
AXA SA	77,013	2,741,811
Baloise Holding AG	522	84,225
Beazley PLC	441,074	3,640,860
Cathay Financial Holding Co., Ltd.	24,000	34,244
China Pacific Insurance Group Co., Ltd. - Class H	40,400	76,633
Dai-ichi Life Holdings, Inc.	6,692	152,338
Everest Group Ltd.	7,135	2,631,959
Hannover Rueck SE	421	108,074
Hiscox Ltd.	95,248	1,362,232
ICICI Lombard General Insurance Co., Ltd.(b)	21,172	437,394
Japan Post Holdings Co., Ltd.	175,000	1,688,957
Legal & General Group PLC	36,815	112,877
M&G PLC	12,144	34,526

	Shares	Value
Insurance — (Continued)
Mandatum Oyj(a)	2,616	$11,492
Manulife Financial Corp.	6,860	162,856
MS&AD Insurance Group Holdings, Inc.	900	44,975
Muenchener Rueckversicherungs-Gesellschaft AG	295	137,344
New China Life Insurance Co., Ltd. - Class H	45,800	87,983
NN Group NV	3,039	135,624
PICC Property & Casualty Co., Ltd. - Class H	48,000	65,622
Ping An Insurance Group Co. of China Ltd. - Class H	24,500	108,956
Powszechny Zaklad Ubezpieczen SA	72,767	895,414
Sampo Oyj	55,245	2,472,039
Samsung Life Insurance Co., Ltd.	4,378	318,679
Sompo Holdings, Inc.	600	35,176
Sun Life Financial, Inc.	2,753	146,239
Suncorp Group Ltd.	18,597	185,209
Swiss Re AG	544	65,658
T&D Holdings, Inc.	5,200	90,503
Tokio Marine Holdings, Inc.	4,200	122,710
Topdanmark AS	29,888	1,344,570
Zurich Insurance Group AG - ADR	3,590	190,665
Zurich Insurance Group AG	270	143,648
		31,645,249
Internet — 2.2%
Alibaba Group Holding Ltd.	186,800	1,717,380
Auto Trader Group PLC(b)	5,141	48,140
Baidu, Inc., SP ADR - ADR(a)	653	66,168
Bilibili, Inc. - ADR(a)	4,363	42,234
iQIYI, Inc. - ADR(a)	12,194	44,996
JD.com, Inc. - ADR	5,286	119,569
JOYY, Inc. - ADR	2,046	64,449
MercadoLibre, Inc.(a)	324	516,877
MonotaRO Co. Ltd.	43,200	413,204
Naspers Ltd. - ADR	4,780	156,258
NAVER Corp.	1,223	179,575
PDD Holdings, Inc. - ADR(a)	5,862	730,053
Prosus NV	4,876	142,412
Rakuten Group, Inc.(a)	7,200	39,463
SEEK Ltd.	4,272	73,157
Shopify, Inc. - Class A(a)	2,551	194,820
Tencent Holdings Ltd. - ADR	17,909	625,776
Tencent Holdings Ltd.	113,830	3,987,536
Tencent Music Entertainment Group, ADR - ADR(a)	85,292	893,008

The accompanying notes are an integral part of the financial statements.

10

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Internet — (Continued)
Trip.com Group Ltd. - ADR(a)	25,254	$1,123,046
Weibo Corp. - ADR	3,702	33,762
Wix.com Ltd.(a)	389	54,530
		11,266,413
Investment Companies — 0.0%(d)
L E Lundbergforetagen AB - Class B	1,867	101,553

Iron/Steel — 0.2%
BlueScope Steel Ltd.	6,357	94,532
Cia Siderurgica Nacional SA - ADR	41,580	140,125
Fortescue Ltd.	5,658	95,496
Nippon Steel Corp.	8,000	198,525
POSCO Holdings, Inc. - ADR	3,580	289,371
Vale SA - ADR	12,347	165,573
		983,622
Leisure Time — 0.0%(d)
Shimano, Inc.	236	32,686
Yamaha Corp.	1,300	28,430
		61,116
Lodging — 0.3%
City Developments Ltd.	9,500	40,042
Galaxy Entertainment Group Ltd.	10,000	54,448
H World Group Ltd. - ADR	1,879	68,696
Indian Hotels Co., Ltd.	33,098	234,268
InterContinental Hotels Group PLC	1,515	160,884
Sands China, Ltd.(a)	374,000	1,061,915
		1,620,253
Machinery-Constr&Mining — 0.3%
EPIROC AB SER’A’NPV(a)	75,161	1,364,334

Machinery-Construction & Mining — 1.7%
Hitachi Ltd. - ADR	1,830	308,190
Hitachi Ltd.	901	76,333
Komatsu Ltd.	4,400	127,724
Mitsubishi Electric Corp.	155,000	2,468,838
Mitsubishi Heavy Industries Ltd.	39,800	3,150,048
Siemens Energy AG(a)	960	14,742
Weir Group, PLC, (The)	82,999	1,925,163
		8,071,038
Machinery-Diversified — 0.7%
Accelleron Industries AG	226	7,627
ANDRITZ AG	13,991	880,337
Atlas Copco AB - Class A	6,804	118,200
Atlas Copco AB - ADR	6,624	114,793
CNH Industrial NV	6,623	77,854
FANUC Corp.	1,000	29,149

	Shares	Value
Machinery-Diversified — (Continued)
Haitian International Holdings Ltd.	31,000	$78,494
Husqvarna AB - Class B	4,490	34,679
IMI PLC	91,242	2,002,751
Keyence Corp.	500	234,328
KION Group AG	1,235	62,400
Kone Oyj - Class B	658	32,217
Kubota Corp. - ADR	883	64,415
Omron Corp.	500	18,591
SMC Corp. - ADR	2,280	68,674
SMC Corp.	110	66,393
Spirax-Sarco Engineering PLC	358	46,710
Sumitomo Heavy Industries Ltd.	2,000	59,602
		3,997,214
Media — 1.7%
Informa PLC	127,240	1,304,590
Pearson PLC - ADR	15,198	185,112
Thomson Reuters Corp.	1,367	215,699
Vivendi SE	3,398	37,971
Wolters Kluwer	41,138	6,496,514
Wolters Kluwer NV - ADR	667	105,286
		8,345,172
Metal Fabricate/Hardware — 0.2%
King Slide Works Co., Ltd.	20,000	859,281
Tenaris SA - ADR	6,962	245,062
		1,104,343
Mining — 2.2%
Agnico Eagle Mines Ltd.	1,485	71,369
Alamos Gold, Inc. - Class A	45,258	534,497
Allied Gold Corp.(a)	114,096	248,848
Antofagasta PLC	8,790	201,954
Barrick Gold Corp.	6,196	90,833
BHP Group Ltd. - ADR	4,374	250,805
Boliden AB	2,900	73,499
Cameco Corp.	16,923	685,890
Capstone Copper Corp.(a)	154,011	807,986
Endeavour Mining PLC	45,575	749,201
Franco-Nevada Corp.	1,038	108,845
Glencore PLC	329,826	1,568,045
Kinross Gold Corp.	557,678	2,728,499
MMC Norilsk Nickel PJSC - ADR(a)(c)	2,034	20
Norsk Hydro ASA	15,202	78,028
Polyus PJSC(a)(c)	1,719	0
Rio Tinto PLC - ADR	1,210	78,081
South32 Ltd.	44,192	84,658
Southern Copper Corp.	39,123	3,163,485
Sumitomo Metal Mining Co., Ltd.	2,000	52,065

The accompanying notes are an integral part of the financial statements.

11

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Mining — (Continued)
Wheaton Precious Metals Corp.	2,998	$123,488
Zijin Mining Group Co., Ltd. - Class H	24,000	38,552
		11,738,648
Miscellaneous Manufacturing — 1.2%
Aalberts NV	30,530	1,373,265
Knorr-Bremse AG	679	47,537
Orica Ltd.	5,536	61,693
Siemens AG	22,149	4,384,817
		5,867,312
Office-Business Equipment — 0.0%(d)
Canon, Inc.	2,700	78,961

Oil & Gas — 5.8%
Aker BP ASA	841	20,414
BP PLC	712,688	4,140,792
BP PLC - ADR	1	35
Canadian Natural Resources Ltd.	4,335	302,106
Cenovus Energy, Inc.	292,210	5,092,116
DCC PLC	452	32,125
Equinor ASA	71,073	1,751,152
Equinor ASA - ADR	3,137	77,233
Galp Energia SGPS SA	3,396	53,438
Imperial Oil Ltd.	2,792	174,500
Inpex Corp.	6,228	83,011
MEG Energy Corp.(a)	71,232	1,524,732
Neste Oyj	756	20,724
OMV AG	4,843	213,412
PetroChina Co., Ltd. - Class H	1,492,000	1,170,194
Petroleo Brasileiro SA - ADR	73,733	1,218,069
Reliance Industries Ltd.	39,260	1,381,765
Repsol SA	7,844	124,603
Santos Ltd.	19,946	91,841
Shell PLC	70,158	2,169,988
Shell PLC	30,804	967,839
Shell PLC - ADR	75,143	4,721,235
Suncor Energy, Inc.	45,906	1,577,274
TotalEnergies SE - ADR	7,259	465,084
Ultrapar Participacoes SA - ADR	10,793	63,895
Vista Energy SAB de CV - ADR(a)	21,519	791,899
Woodside Energy Group Ltd.	7,291	143,843
		28,373,319
Pharmaceuticals — 6.8%
Aspen Pharmacare Holdings Ltd. - ADR	6,986	70,838
AstraZeneca PLC - ADR	9,616	616,963
AstraZeneca PLC	36,829	4,642,453
Celltrion, Inc.	323	43,681
Chugai Pharmaceutical Co., Ltd.	60,200	2,404,486

	Shares	Value
Pharmaceuticals — (Continued)
Cipla Ltd.	21,942	$391,853
CVS Group PLC	20,158	374,305
Daiichi Sankyo Co., Ltd.	3,548	116,850
Daiichi Sankyo Co., Ltd. - ADR	876	28,785
Dr Reddy’s Laboratories Ltd. - ADR	6,965	534,773
GSK PLC - ADR	3,169	132,781
Hikma Pharmaceuticals PLC	43,442	1,078,104
Merck KGaA	587	99,876
Novartis AG	53,676	5,415,777
Novartis AG - ADR	5,833	588,958
Novo Nordisk AS - ADR	12,898	1,544,793
Novo Nordisk AS	42,200	5,037,232
Orion Oyj - Class B	672	26,420
Recordati SPA	53,722	3,007,622
Roche Holding AG - ADR	10,736	351,389
Roche Holdings AG	12,372	3,234,799
Sandoz Group AG - ADR(a)	1,166	36,228
Sanofi SA - ADR	5,762	275,712
Sanofi SA	20,513	1,955,190
Sinopharm Group Co., Ltd. - Class H	36,400	101,863
Sun Pharmaceutical Industries Ltd.	33,292	632,916
Suzuken Co., Ltd.	20,500	610,308
UCB SA	810	93,457
		33,448,412
Pipelines — 0.1%
Enbridge, Inc.	6,937	238,772
TC Energy Corp.	2,100	83,055
		321,827
Private Equity — 0.4%
3i Group PLC	3,463	108,195
Antin Infrastructure Partners SA	14,806	245,760
Eurazeo SA	15,086	1,276,285
Macquarie Korea Infrastructure Fund	49,750	475,747
Partners Group Holding AG	95	136,597
		2,242,584
Real Estate — 0.7%
Aldar Properties PJSC	265,162	399,228
Corp. Inmobiliaria Vesta SAB de CV	192,800	676,895
Daito Trust Construction Co., Ltd.	300	35,589
Direcional Engenharia SA	68,338	325,530
DLF Ltd.	61,864	672,071
Emaar Properties PJSC	302,211	668,116
Henderson Land Development Co., Ltd.	23,000	66,178
Hongkong Land Holdings Ltd.	22,900	77,535
Iguatemi SA	69,400	331,566

The accompanying notes are an integral part of the financial statements.

12

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Real Estate — (Continued)
KE Holdings, Inc. - ADR	4,582	$62,269
New World Development Co., Ltd.	23,000	28,897
REA Group Ltd.	633	80,055
Sunac Services Holdings Ltd.(b)	619	157
Swire Pacific Ltd. - Class A	5,000	41,420
Swire Properties Ltd.	22,200	45,665
Vonovia SE	1,074	29,974
Wharf Holdings Ltd.	14,000	51,603
		3,592,748
REITS — 0.3%
Ascendas Real Estate Investment Trust	23,000	46,873
CapitaLand Mall Trust	25,000	36,466
Daiwa House REIT Investment Corp.	18	29,353
Fibra Uno Administracion SAB de CV	542,600	977,964
Gecina SA	296	28,591
Goodman Group	6,677	129,985
GPT Group, (The)	9,864	27,898
Japan Retail Fund Investment Corp.	121	71,311
Link	16,300	80,825
Mirvac Group	19,373	27,478
Nippon Building Fund Inc.	18	69,322
Scentre Group	14,492	29,330
Segro PLC	2,361	25,252
Stockland	11,630	33,981
Unibail-Rodamco-Westfield(a)	938	68,590
United Urban Investment Corp.	51	48,180
		1,731,399
Retail — 2.0%
Almacenes Exito SA - ADR(a)	1,387	7,018
ANTA Sports Products Ltd.	12,561	122,458
Associated British Foods PLC	1,593	45,841
Astra International Tbk PT - ADR	3,615	23,949
Cie Financiere Richemont SA - ADR	12,160	193,344
Fast Retailing Co., Ltd.	441	127,736
H & M Hennes & Mauritz AB - Class B	6,863	93,193
Industria de Diseno Textil SA	3,052	135,778
Jardine Cycle & Carriage Ltd.	4,000	75,826
McDonald’s Holdings Co., Japan Ltd.	2,600	120,925
Next PLC	952	100,092
Pan Pacific International Holdings Corp.	1,500	35,362
Raia Drogasil SA	79,208	426,386

	Shares	Value
Retail — (Continued)
Restaurant Brands International, Inc.	3,260	$253,140
Ryohin Keikaku Co., Ltd.	213,800	3,378,302
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	39,800	64,002
Sundrug Co., Ltd.	24,100	752,389
Tsuruha Holdings, Inc.	29,200	2,203,706
USS Co., Ltd.	1,700	29,592
Wal-Mart de Mexico SAB de CV - ADR	1,815	71,511
WH Smith PLC	102,977	1,613,063
		9,873,613
Semiconductors — 9.3%
ASE Technology Holding Co,. Ltd. - ADR	6,033	58,761
ASM International NV	3,199	1,953,783
ASMedia Technology, Inc.	8,000	597,129
ASML Holding NV	3,151	2,990,307
ASML Holding NV	1,129	1,074,447
eMemory Technology, Inc.	8,000	686,898
Faraday Technology Corp.	53,000	650,695
HPSP Co., Ltd.	15,986	618,809
Infineon Technologies AG	41,161	1,477,911
King Yuan Electronics Co., Ltd.	147,000	413,942
MediaTek, Inc.	36,000	1,299,108
Renesas Electronics Corp.	187,600	3,099,731
Rohm Co., Ltd.	160	2,726
Samsung Electronics Co., Ltd.	236,269	13,040,375
SK Hynix, Inc.	11,981	1,412,374
SUMCO Corp.	34	534
Taiwan Semiconductor Manufacturing Co., Ltd.	304,122	6,664,687
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	73,424	9,447,466
Tokyo Electron Ltd.	1,200	297,731
Tokyo Electron Ltd. - ADR	1,572	194,928
United Microelectronics Corp. - ADR	36,418	279,690
		46,262,032
Software — 0.6%
Dassault Systemes SE - ADR	2,450	115,101
Dassault Systemes SE	2,375	111,295
HCL Technologies Ltd.	34,397	689,322
Kaspi.KZ JSC - ADR	9,277	957,387
NetEase, Inc.	20,200	438,796
NetEase, Inc. - ADR	2,660	287,067
Nexon Co., Ltd.	2,300	37,354
SAP SE - ADR	3,821	717,851
TeamViewer SE - ADR(a)	4,442	34,337
		3,388,510

The accompanying notes are an integral part of the financial statements.

13

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
Telecommunications — 1.6%
America Movil SAB de CV - ADR	7,257	$135,778
BCE, Inc.	5,954	220,953
Bharti Airtel Ltd.	30,904	418,409
Chunghwa Telecom Co., Ltd.	102,000	388,586
Chunghwa Telecom Co., Ltd. - ADR	4,171	157,622
Deutsche Telekom AG - ADR	5,690	135,081
Deutsche Telekom AG	1,461	34,727
Elisa OYJ	1,238	55,757
Hikari Tsushin, Inc.	200	36,212
KDDI Corp.	109,748	3,317,879
KT Corp.	38,531	1,130,219
Millicom International Cellular SA, SDR(a)	116	2,164
MTN Group Ltd.	23,254	101,236
Nice Ltd. - ADR(a)	288	70,603
Nippon Telegraph & Telephone Corp.	75,000	91,212
Nippon Telegraph & Telephone Corp. - ADR	984	29,835
Orange SA	4,154	47,617
PLDT, Inc. - ADR	3,821	88,036
Rogers Communications, Inc. - Class B	813	36,000
Singapore Telecommunications Ltd.	60,600	105,766
SK Telecom Co., Ltd. - ADR	1	22
SoftBank Group Corp.	1,400	82,926
Swisscom AG	251	143,466
Telefonaktiebolaget LM Ericsson - Class B	5,194	28,203
Telefonica Brasil SA	43,000	472,117
Telefonica Brasil SA - ADR	43,411	474,482
Telefonica SA	9,725	39,898
Turkcell Iletisim Hizmetleri AS - ADR	15,018	80,947
		7,925,753
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	2,400	46,215
Nintendo Co., Ltd.	6,900	385,574
Nintendo Co., Ltd. - ADR	5,760	80,122
		511,911
Transportation — 0.6%
AP Moller - Maersk AS - ADR	6,400	45,056
Canadian National Railway Co.	3,433	445,226
Canadian Pacific Kansas City Ltd.	1,055	89,686
Central Japan Railway Co.	3,500	88,025
Deutsche Post AG - ADR	1,603	74,459
DSV AS	9,318	1,495,079
DSV AS - ADR	826	66,278
East Japan Railway Co.	1,500	88,742

	Shares	Value
Transportation — (Continued)
Getlink SE	1,582	$27,010
Indian Railway Catering & Tourism Corp., Ltd.	29,728	332,405
Keisei Electric Railway Co., Ltd.	1,000	46,721
Kintetsu Group Holdings Co., Ltd.	800	24,604
Kuehne + Nagel International AG	101	34,005
Mitsui OSK Lines Ltd.	9,000	308,214
NIPPON EXPRESS HOLDINGS INC	500	26,433
Odakyu Electric Railway Co., Ltd.	2,200	30,931
Tobu Railway Co., Ltd.	2,100	53,684
West Japan Railway Co.	1,300	54,056
		3,330,614
Water — 0.0%(d)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	4,592	72,554
Guangdong Investment Ltd.	30,000	17,803
		90,357
TOTAL COMMON STOCKS (Cost $379,310,153)		455,843,704

EXCHANGE TRADED FUNDS — 0.4%
iShares MSCI Saudi Arabia ETF	48,060	2,137,709
TOTAL EXCHANGE TRADED FUNDS (Cost $1,890,288)		2,137,709

PREFERRED STOCKS — 0.3%
Auto Manufacturers — 0.0%(d)
Porsche Auto SE, 0.00%,	851	45,494

Banks — 0.0%(d)
Banco Bradesco SA, 0.00%,	44,550	123,849
Bancolombia SA, 0.00%,	1,414	45,983
		169,832
Semiconductors — 0.3%
Samsung Electronics Co. Ltd., 0.00%,	27,268	1,305,774
TOTAL PREFERRED STOCKS (Cost $1,398,946)		1,521,100

The accompanying notes are an integral part of the financial statements.

14

AQUARIUS INTERNATIONAL FUND

Schedule of Investments (Concluded)

FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value
SHORT-TERM INVESTMENTS — 7.8%
Money Market Funds — 7.8%
First American Treasury Obligations Fund - Class X, 5.23%(e)	39,004,783	39,004,783
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,004,783)		39,004,783

TOTAL INVESTMENTS — 99.6%
(Cost $421,604,170)		498,507,296
Other Assets in Excess of Liabilities — 0.4%		1,774,178
TOTAL NET ASSETS — 100.0%		$500,281,474

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

MTN - Medium Term Note

NVDR - Non-Voting Depositary Receipt

PLC - Public Limited Company

SA - Sociedad Anónima

SA/NV - Societe Anonime/Naamloze Vennootschap

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $4,573,985 or 0.9% of the Fund’s net assets.

(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $20 or 0.0% of net assets as of February 29, 2024.

(d)	Represents less than 0.05% of net assets.

(e)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of the financial statements.

15

AQUARIUS INTERNATIONAL FUND

STATEMENT of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)

ASSETS
Investments, at value (cost $382,559,387)	$459,502,513
Short-term investments, at value (cost $39,004,783)	39,004,783
Foreign currency at value (cost $194,575)	194,077
Receivables for:
Dividends	1,618,088
Investments sold	2,067,949
Capital shares sold	41,402
Prepaid expenses and other assets	19,016
Total assets	$502,447,828

LIABILITIES
Payables for:
Investments purchased	1,850,937
Capital shares redeemed	25,020
Sub-advisory fees	188,053
Other accrued expenses and liabilities	102,344
Total liabilities	2,166,354
Net assets	$500,281,474

NET ASSETS CONSIST OF:
Par value	$46,135
Paid-in capital	460,244,623
Total distributable earnings/(loss)	39,990,716
Net assets	$500,281,474

CAPITAL SHARES:
Net Assets	$500,281,474
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	46,135,369
Net asset value, offering and redemption price per share	$10.84

The accompanying notes are an integral part of the financial statements.

16

AQUARIUS INTERNATIONAL FUND

Statement of Operations

FOR THE Six-Months ENDED FEBRUARY 29, 2024 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $336,166)	$4,039,482
Total investment income	4,039,482

EXPENSES
Sub-advisory fees (Note 2)	1,115,568
Administration and accounting services fees (Note 2)	163,582
Custodian fees (Note 2)	134,260
Transfer agent fees (Note 2)	35,998
Audit fees	30,289
Director fees	29,893
Officer fees	24,436
Legal fees	22,348
Registration and filing fees	15,024
Printing and shareholder reporting fees	3,063
Other expenses	79,508
Total expenses	1,653,969
Net investment income/(loss)	2,385,513

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized Gain (Loss) on:
Investments	86,562
Foreign Currency Transactions	(89,225)
Net realized Gain (Loss)	(2,663)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	32,864,877
Foreign Currency Transactions	227,411
Net Change in Unrealized Appreciation (Depreciation)	33,092,288
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,475,138

The accompanying notes are an integral part of the financial statements.

17

AQUARIUS INTERNATIONAL FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2024 (Unaudited)	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$2,385,513	$8,640,137
Net realized gain/(loss) from investments and foreign currency transactions	(2,663)	(14,105,508)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	33,092,288	49,676,775
Net increase/(decrease) in net assets resulting from operations	35,475,138	44,211,404

DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(10,001,068)	(4,179,382)
Net decrease in net assets from dividends and distributions to shareholders	(10,001,068)	(4,179,382)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	38,304,269	88,275,263
Reinvestment of distributions	8,459,172	3,505,305
Shares redeemed	(23,552,965)	(35,881,611)
Net increase/(decrease) in net assets resulting from capital share transactions	23,210,476	55,898,957
Total increase/(decrease) in net assets	48,684,546	95,930,979

NET ASSETS:
Beginning of period	451,596,928	355,665,949
End of period	$500,281,474	$451,596,928

SHARE TRANSACTIONS:
Shares sold	3,687,897	8,971,636
Shares reinvested	826,091	366,281
Shares redeemed	(2,296,938)	(3,684,160)
Net increase/(decrease) in shares	2,217,050	5,653,757

The accompanying notes are an integral part of the financial statements.

18

AQUARIUS INTERNATIONAL FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$10.28		$9.29	$11.97	$9.93	$9.27	$9.61
Net investment income/(loss)(1)	0.05		0.21	0.16	0.12	0.12	0.14
Net realized and unrealized gain/(loss) from investments	0.74		0.89	(2.69)	2.00	0.67	(0.35)
Net increase/(decrease) in net assets resulting from operations	0.79		1.10	(2.53)	2.12	0.79	(0.21)
Dividends and distributions to shareholders from:
Net investment income	(0.23)		(0.11)	(0.15)	(0.08)	(0.13)	(0.13)
Total dividends and distributions to shareholders	(0.23)		(0.11)	(0.15)	(0.08)	(0.13)	(0.13)
Net asset value, end of period	$10.84		$10.28	$9.29	$11.97	$9.93	$9.27
Total investment return/(loss)(2)	7.8	%(3)	11.89%	(21.38)%	21.46%	8.61%	(2.12)%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$500,281		$451,597	$355,666	$382,824	$278,956	$163,375
Ratio of expenses to average net assets	0.72	%(4)	0.70%	0.73%	0.75%	0.75%	0.94%
Ratio of net investment income/(loss) to average net assets	1.04	%(4)	2.16%	1.48%	1.08%	1.24%	1.56%
Portfolio turnover rate	29	%(3)	78%	52%	48%	55%	81%

(1)	Calculated based on average shares outstanding for the period.

(2)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	Not Annualized.

(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

19

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2024 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund complex divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the Aquarius International Fund (the “Fund”), which commenced investment operations on April 17, 2018.

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 29, 2024, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds (“ETFs”) are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Adviser, as Valuation Designee, in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Valuation Designee may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Valuation Designee may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

20

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	— Prices are determined using quoted prices in active markets for identical securities.

● Level 2	— Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3	— Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$455,843,702	$110,073,319	$345,770,363	$20
Exchange Traded Funds	2,137,709	2,137,709	—	—
Preferred Stocks	1,521,100	169,832	1,351,268	—
Money Market Funds	39,004,783	39,004,783	—	—
Total Assets*	$498,507,294	$151,385,643	$347,121,631	$20

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no significant Level 3 transfers.

21

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

22

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

MARKET RISK — Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Fund may be inhibited.

INTERNATIONAL CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. Additionally, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant impacts on global markets. The price and liquidity of investments may fluctuate widely as a result of these conflicts and related events. How long the armed conflicts and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments, even beyond any direct exposure the Fund may have to issuers located in these countries.

2. INVESTMENT ADVISER AND OTHER SERVICES

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Boston Partners Global Investors, Inc., Driehaus Capital Management, LLC, and Mawer Investment Management, Ltd. each served as an investment sub-adviser (“Sub-Adviser”) to the Fund during the current fiscal period.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Company on behalf of the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s sub-advised average daily net assets (the “Sub-Advisory Fee”), not to exceed 0.90%, payable on a monthly basis in arrears.

23

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

During the current fiscal period, collectively, sub-advisory fees accrued were $1,115,568, or the rate of 0.49%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for compliance expenses in connection with managing the Fund, up to 0.03% of the Fund’s average daily net assets. During the current fiscal period, the Fund paid the Adviser $66,928. This amount is included in Other expenses on the Statement of Operations.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$134,534,437	$122,166,623

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

24

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

As of August 31, 2023, the federal tax cost, which includes foreign currency, and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$411,502,982	$62,316,420	$(24,686,113)	$37,630,307

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2023, primarily attributed to foreign currency. There were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$8,154,256	$—	$(31,267,917)	$37,630,307	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2023 was as follows:

ORDINARY INCOME	LONG-TERM GAINS	TOTAL
$4,179,382	$—	$4,179,382

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2023.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2023, the Fund had short-term capital loss carryforwards of $24,233,237 and long-term carryforwards of $7,034,680.

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and

25

AQUARIUS INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 29, 2024 (UNAUDITED)

establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Fund will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Fund will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

26

AQUARIUS INTERNATIONAL FUND

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

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Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

AQU-SAR24

Boston Partners Investment Funds of The RBB Fund, Inc.
Semi-Annual Report February 29, 2024 (Unaudited)

Boston Partners All-Cap Value Fund
Boston Partners Small Cap Value Fund II
WPG Partners Select Small Cap Value Fund
WPG Partners Small Cap Value Diversified Fund
Boston Partners Global Sustainability Fund
Boston Partners Global Equity Fund
Boston Partners Emerging Markets Fund
Boston Partners Long/Short Equity Fund
Boston Partners Long/Short Research Fund
Boston Partners Global Long/Short Fund
Boston Partners Emerging Markets Dynamic Equity Fund

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Overview

For the six-month period ended February 29, 2024, the S&P 500® Index gained +13.93% on a total return basis, its best return for a like period since 2014 as evidence that a “soft-landing” for the economy was unfolding, with continued gains in employment and moderating inflation pressures. Over the six-month period, the U.S. was able to add an average of 248,166 jobs per month, have GDP grow by 3.4% but see headline CPI drop from 3.7% to 3.1%.

Fed Fund futures went from pricing in a 50% chance of an eighth hike by the Federal Reserve Board (“Fed”) last August to three 25 basis point cuts by the Fed by the end of 2024.

While there was a moderate increase in interest rates for Treasury securities with maturities ranging from seven to thirty years in length over the period, that moderate increase was offset by rates falling for maturities ranging from 3-months to 5-years as the Fed pivoted from “just” fighting inflation to a more balanced approach of reducing inflation but seeking to maintain maximum employment. The shift helped lift the Bloomberg U.S. Aggregate Bond Index to a gain of +2.35% for the six-month period and led to a recovery in earnings expectations for the S&P 500® Index.

Results

Ten of the eleven sectors that comprise the S&P 500® Index posted positive results over the six-month period, led by Information Technology at +20.58% and Communication Services at +19.15. Five of the so-called “Magnificent Seven” stocks reside in those two sectors: Apple, Microsoft and NVIDIA in “tech”; Alphabet (Google) and Meta Platforms (Facebook) in Communication Services. Collectively, those five stocks produced an average return of +25.5% and were responsible for 34.9% of the overall index return over the period (despite a loss for Apple).

Energy was the only laggard for the period, falling by -1.88% as West Texas Intermediate (WTI) crude oil and natural gas prices dropped by -9.30% and -35.02%, respectively, and the average price of a gallon of gas fell from $3.82 to $3.33. The combination of production/supply and demand imbalances continued to plague the sector.

“Risk on” was more of the trading mantra over the six-month period as low-quality stocks (those rated “B” or lower by Standard & Poor’s) beat high-quality stocks (“B+” or higher) by +2.34%, and the highest-beta quintile of the S&P 500® Index beat the lowest-beta quintile by +12.70%. Only small-capitalization stocks broke the trend as the Russell 1000® Index of large-cap stocks outperformed the Russell 2000® Index of small-cap stocks, +14.03% to +8.97%.

In terms of style, value lagged growth over the period with the Russell 1000® Value Index trailing the Russell 1000® Growth Index +9.24 to +18.19%, the Russell Midcap® Value Index underperforming the Russell Midcap® Growth Index by 707 basis points (+9.46% to +16.53%), and the Russell 2000® Value Index advancing by +7.68% compared to the +10.19% return of the Russell 2000® Growth Index.

The Russell 1000® Growth Index was also aided by the overall return of the “Magnificent Seven” stocks, which produced an average gain of +19.88% for the period (+32.72% excluding losses for Apple and Tesla) and were responsible for 49% of that benchmark’s return.

Evidence of a “thin” market remains with the S&P 500® Equal Weight Index underperforming the cap-weighted S&P 500® Index, +9.68% to +13.93% over the six-month period. The largest 50 stocks in the S&P 500® Index gained +15.36% to the +10.15% return posted by the next 450 stocks and only 38% of the stocks in the S&P 500® Index beat the return of the overall index during the period, about 12% less than average.

Returns for developed market international stocks lagged the S&P 500® Index over the six-month period, with the MSCI EAFE Index of non-U.S. stocks gaining +9.89% in local currency terms and +9.34% in U.S. dollar terms. There was a slight gain for the DXY Index, a measure of dollar appreciation/depreciation versus a basket of six foreign currencies (the Euro, Swiss franc, Japanese yen, Canadian dollar, British pound, and Swedish krona), which gained +0.52% over the period.

Emerging market stocks trailed both the S&P 500® Index and the MSCI EAFE Index, with the MSCI Emerging Markets Index (“EM Index”) returning +5.31% in local currencies and just +5.07% in U.S. dollar terms. The EM Index was negatively affected by the return of Chinese stocks, as the MSCI China Index fell by -9.72% in dollar terms and -10.59% in yuan. China is sinking deeper into its worst deflation in years as demand falters, with Chinese consumers worried about the economic outlook and curtailing domestic spending. Consumer prices fell for a fourth straight month in January. Chinese officials have taken some steps to revive growth, such as trimming interest rates and extending tax breaks for private business owners. While the country continues to issue sovereign debt to fund infrastructure projects, economists want to see China offer more consumer-oriented stimulus to increase domestic confidence and demand.

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BOSTON PARTNERS INVESTMENT FUNDS

GENERAL MARKET COMMENTARY (concluded)

Looking Ahead

In February, the minutes of the January 30-31 meeting of the Federal Open Market Committee were released, and while officials at the meeting signaled “that the policy rate was likely at its peak for this tightening cycle,” it was also stressed that “most participants noted the risks of moving too quickly to ease the stance of policy”. In fact, only two of the twelve participants at the meeting pointed to the risks “associated with maintaining an overly restrictive stance for too long,” all of which led to a significant repricing of interest rates in both the futures and cash markets.

Whereas in January, there was a 100% probability of rate cuts beginning in March, with upwards of seven cuts totaling 175 basis points by the end of the year, there is currently close to a 0% chance of a cut in March, and just the aforementioned three cuts of 25 basis points priced in for the remainder of the year, now forecasted to begin in either June or July.

Helping to offset this potential headwind for the stock market were Q4 earnings, which came in better than consensus estimates with 492 of the companies in the S&P 500® Index reporting Earnings Per Share (“EPS”) growth of 3.96% and 73% of the company’s beating expectations by an average of 4.1%, meaning that consensus estimates for EPS growth entering the quarter were essentially flat. For Q1 2024, analysts are projecting both earnings and revenue growth of 3.6%. For the calendar year earnings for the S&P 500® Index are projected to grow by 11% with revenue growing by 5%.

The U.S. economy seems to be on a steady if not accelerating path as the Atlanta Fed’s GDPNow Model was projecting Q1 2024 growth of 3.0% on February 29th and the Citi Economic Surprise Index logging a reading of +40.6, signaling that economic releases were surpassing consensus expectations when reported.

At the March 19-20 Federal Open Market Committee meeting, the Fed will release a new Summary of Economic Projections and an updated “dot plot” of the Fed’s intentions on rate hikes. Given the economy’s strength and a surprise uptick in Jerome Powells favored “Supercore PCE” inflation statistic in January, reports in the media have been toying with the notion of “no cuts” in 2024. With Powell scheduled to appear at the March Semi-Annual Monetary Policy Report to Congress to report on the status of the economy and the Fed’s current policy, and a “rinse & repeat” the next day to the Senate Banking Committee, his commentary will be scrutinized for any hints that bypassing rate cuts this year has come under consideration.

On a positive note, since WWII, when the S&P 500® Index produced gains in January and February, it has gone on to produce a positive return for the rest of the year 88% of the time with an average gain of +14.79%.

Boston Partners Global Investors, Inc. (“Boston Partners”) is an investment adviser registered with the SEC under the Investment Advisers Act of 1940. The views expressed in this commentary reflect those of the author as of the date of this commentary. Any such views are subject to change at any time based on market and other conditions and Boston Partners disclaims any responsibility to update such views. Past performance is not an indication of future results. Discussions of securities, market returns, and trends are not intended to be a forecast of future events or returns.

2  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS

DEFINITIONS (unaudited)

Past Performance is not a guarantee of future results.

Opinions expressed herein are as of February 29, 2024 and are subject to change at any time, are not guaranteed and should not be considered investment advice. This report is for the information of shareholders of the Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus.

Basis point refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001.

Beta or beta coefficient is a measure of a stock or portfolio’s level of systematic and unsystematic risk based on its prior performance. In general, a higher beta indicates a more volatile security in relation to its benchmark and lower beta indicates a less volatile security in relation to its benchmark.

Bloomberg Barclays US Aggregate Bond Index (US Aggregate Bond Index) is a broad base bond market index consisting of approximately 10,000 bonds, representing intermediate term investment grade bonds traded in the United States.

Consumer Price Index: An index of the variation in prices paid by typical consumers for retail goods and other items.

Growth stocks typically are more volatile than value stocks; however, value stocks generally have a lower expected growth rate in earnings and sales.

Mergers and Acquisitions (M&A) is a general term that refers to the consolidation of companies or assets through various types of financial transactions.

Momentum: High Momentum companies are characterized in the literature as companies with high price performance in the recent history, up to 12 months. High Momentum companies tend to continue their high price performance over the near term, typically over a 6 to 12-month period.

MSCI China Index is constructed based on the integrated China equity universe included in the MSCI Emerging Markets Index, providing a standardized definition of the China equity opportunity set. The index aims to represent the performance of large- and mid-cap segments with H shares, B shares, red chips, P chips and foreign listings (e.g., ADRs) of Chinese stocks.

MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. It is maintained by MSCI Inc., a provider of investment decision support tools; the EAFE acronym stands for Europe, Australasia and Far East.

MSCI Emerging Markets Currency Index in USD measures the total return of 25 emerging market currencies relative to the US Dollar where the weight of each currency is equal to its country weight in the MSCI Emerging Markets Index.

MSCI Emerging Markets (EM) Index is an index created by Morgan Stanley Capital International (MSCI) designed to measure equity market performance in global emerging markets.

MSCI World Index is an unmanaged index that measures the equity market performance of developed markets.

MSCI World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 Developed Markets Countries.

MSCI World Value NR Index is an index tracking value stocks, which are stocks with prices lower than their intrinsic values.

A net return index includes reinvesting the after tax dividends. A gross return index includes reinvesting the before tax dividends. In general, a net return index should under perform a gross return index.

OROA: Operating Return on Operating Assets

P/B: Price/Book: A valuation ratio of a company’s current share price compared to its book value.

P/E: Price/Earnings: A valuation ratio of a company’s current share price compared to its per-share earnings.

Quality has long been established as an investment approach, dating back to Benjamin Graham, but it is less well accepted as a factor, especially when compared with value, size, yield, momentum and low volatility. A “factor” means any characteristic that helps explain the risk and returns of a group of securities.

ROE: Return on Equity: measures a company’s profitability by revealing how much profit a company generates with the money invested.

Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 93% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index and is considered representative of small-cap stocks.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the US equity universe. It includes those Russell 1000 companies with relatively higher price-to-book ratios and higher forecasted growth values.

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BOSTON PARTNERS INVESTMENT FUNDS

DEFINITIONS (concluded) (unaudited)

Russell 2000® Growth Index is an unmanaged index that measures the performance of Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 97% of the investable U.S. equity market.

Russell 3000® Growth Index is a market capitalization weighted index based on the Russell 3000® Index. It includes companies that display signs of above average growth.

Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures performance of the 800 smallest companies in the Russell 1000® Index.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the US equity universe. It includes those Russell Midcap Index companies with relatively higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the US equity universe. It includes those Russell Midcap Index companies with relatively lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is a market-capitalization-weighted index of 500 U.S. stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on January 1, 1923, though expanded to 500 stocks on March 4, 1957.

Trade Weighted U.S. Dollar Index: Major Currencies is a weighted average of the foreign exchange value of the U.S. dollar against a subset of the broad index currencies that circulate widely outside the country of issue. Major currencies index includes the Euro Area, Canada, Japan, United Kingdom, Switzerland, Australia, and Sweden.

4  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 29, 2024 (unaudited)

		AVERAGE ANNUAL
	SIX MONTH	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Boston Partners All-Cap Value Fund
Institutional Class	10.49%	14.38%	11.22%	9.82%	N/A
Investor Class	10.39%	14.08%	10.94%	9.55%	N/A
Russell 3000® Value Index	9.18%	13.51%	9.20%	8.58%	N/A
Russell 3000® Index(1)	13.76%	28.60%	13.94%	12.03%	N/A
(1) This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
Boston Partners Small Cap Value Fund II
Institutional Class	7.02%	7.14%	7.79%	6.88%	N/A
Investor Class	6.90%	6.90%	7.52%	6.61%	N/A
Russell 2000® Value Index	7.70%	5.61%	6.62%	6.55%	N/A
Russell 2000® Index(1)	8.97%	10.05%	6.89%	7.13%	N/A
(1) This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
WPG Partners Select Small Cap Value Fund
Institutional Class(1)	6.10%	14.53%	N/A	N/A	11.09%
Russell 2000® Value Index	7.70%	5.61%	N/A	N/A	–1.61%	(2)
(1) Inception date of the Fund was December 29, 2021.
(2) Index performance is from inception date of the Class only and is not the inception date of the index itself.
WPG Partners Small Cap Value Diversified Fund
Institutional Class	8.68%	8.79%	11.21%	5.54%	N/A
Russell 2000® Value Index	7.70%	5.61%	6.62%	6.55%	N/A
Boston Partners Global Sustainability Fund
Institutional Class(1)	9.97%	13.48%	N/A	N/A	5.19%
MSCI World Index – Net Return	7.90%	12.51%	N/A	N/A	–0.50%	(2)
(1) Inception date of the Fund was December 29, 2021.
(2) Index performance is from inception date of the Class only and is not the inception date of the index itself.
Boston Partners Global Equity Fund
Institutional Class	9.64%	11.10%	9.11%	7.08%	N/A
MSCI World Index – Net Return	12.46%	24.96%	11.66%	9.06%	N/A
Boston Partners Emerging Markets Fund
Institutional Class(1)	6.19%	15.00%	4.48%	N/A	2.17%
MSCI Emerging Markets Index – Net Return	4.93%	8.73%	1.89%	N/A	0.85%	(2)
(1) Inception date of the Fund was October 17, 2017.
(2) Index performance is from inception date of the Class only and is not the inception date of the index itself.
Boston Partners Long/Short Equity Fund
Institutional Class	10.79%	14.21%	10.48%	6.90%	N/A
Investor Class	10.62%	13.92%	10.20%	6.64%	N/A
S&P 500® Index	13.93%	30.45%	14.76%	12.70%	N/A
Boston Partners Long/Short Research Fund
Institutional Class	8.88%	11.23%	7.34%	5.13%	N/A
Investor Class	8.76%	10.96%	7.07%	4.87%	N/A
S&P 500® Index	13.93%	30.45%	14.76%	12.70%	N/A
Boston Partners Global Long/Short Fund
Institutional Class	7.53%	10.92%	8.77%	5.38%	N/A
MSCI World Index – Net Return	12.46%	24.96%	11.66%	9.06%	N/A
Investor Class(1)	7.36%	10.64%	8.49%	N/A	5.30%
MSCI World Index – Net Return	12.46%	24.96%	11.66%	N/A	9.39%	(2)
(1)	Inception date of the class was April 11, 2014.
(2)	Index performance is from inception date of the Class only and is not the inception date of the index itself.

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BOSTON PARTNERS INVESTMENT FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 29, 2024 (concluded) (unaudited)

		AVERAGE ANNUAL
	SIX MONTH	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION
Boston Partners Emerging Markets Dynamic Equity Fund
Institutional Class(1)	3.48%	10.67%	3.87%	N/A	3.35%
MSCI Emerging Markets Index – Net Return	4.93%	8.73%	1.89%	N/A	2.79%	(2)
(1)	Inception date of the fund was March 1, 2015. The Fund commenced operations as a series of The RBB Fund, Inc. on December 15, 2015, when substantially all of the assets of Boston Partners Emerging Market Long/Short Equity (the “Prior Account”) transferred to the Fund. The Fund is managed in all material respects in a manner equivalent to the management of the Prior Account. Accordingly, the performance information shown above for periods prior to December 15, 2015 is that of the Prior Account.
(2)	Index performance is from inception date of the Class only and is not the inception date of the index itself.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Boston Partners Global Investors, Inc. waived a portion of its advisory fee and agreed to reimburse a portion of each Fund’s operating expenses, if necessary, to maintain certain expense ratios as set forth in the notes to the financial statements. Total returns shown include fee waivers, expense reimbursements and expense recoupment, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Each Fund’s annual operating expense ratios below are as stated in the current prospectuses. These ratios may differ from the actual expenses incurred by a Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the returns quoted. Visit www.boston-partners.com for returns updated daily. Call 1-888-261-4073 for returns current to the most recent month-end.

Investors should note that the Funds are actively managed mutual funds while the indices are unmanaged, do not incur expenses and are not available for investment.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that a fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

A long/short strategy uses short sales, which theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Increased leverage may cause a fund’s net asset value to be disproportionately volatile. The strategy also may generate high portfolio turnover, which may result in higher costs and capital gains.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investment in emerging market securities may increase these risks.

The following are the Funds’ gross annual operating expense ratios as stated in the most recent prospectuses for Institutional Class and Investor Class, respectively, dated December 31, 2023:

	INSTITUTIONAL CLASS		INVESTOR CLASS
Boston Partners All-Cap Value Fund	0.84%		1.09%
Boston Partners Small Cap Value Fund II	1.04%		1.29%
WPG Partners Select Small Cap Value Fund	1.16%		N/A
WPG Partners Small Cap Value Diversified Fund	1.32%		N/A
Boston Partners Global Sustainability Fund	1.36%		N/A
Boston Partners Global Equity Fund	1.11%		1.36%
Boston Partners Emerging Markets Fund	1.54%		N/A
Boston Partners Long/Short Equity Fund	2.67%	(1)	2.92	%(1)
Boston Partners Long/Short Research Fund	1.88%	(1)	2.13	%(1)
Boston Partners Global Long/Short Fund	2.39%	(1)	2.64	%(1)
Boston Partners Emerging Markets Dynamic Equity Fund	1.70%	(1)	N/A
[1]	Includes interest and/or dividend expense on short sales.

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BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES

FEBRUARY 29, 2024 (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, if any. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2023	ENDING ACCOUNT VALUE FEBRUARY 29, 2024	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO	ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND

Boston Partners All-Cap Value Fund
Institutional
Actual	$1,000.00	$1,104.90	$4.19	0.80%	10.49%
Hypothetical (5% return before expenses)	1,000.00	1,020.89	4.02	0.80%	N/A
Investor
Actual	$1,000.00	$1,103.90	$5.49	1.05%	10.39%
Hypothetical (5% return before expenses)	1,000.00	1,019.64	5.27	1.05%	N/A
Boston Partners Small Cap Value Fund II
Institutional
Actual	$1,000.00	$1,070.20	$5.10	0.99%	7.02%
Hypothetical (5% return before expenses)	1,000.00	1,019.94	4.97	0.99%	N/A
Investor
Actual	$1,000.00	$1,069.00	$6.38	1.24%	6.90%
Hypothetical (5% return before expenses)	1,000.00	1,018.70	6.22	1.24%	N/A
WPG Partners Select Small Cap Value Fund
Institutional
Actual	$1,000.00	$1,061.00	$5.64	1.10%	6.10%
Hypothetical (5% return before expenses)	1,000.00	1,019.39	5.52	1.10%	N/A
WPG Partners Small Cap Value Diversified Fund
Institutional
Actual	$1,000.00	$1,086.80	$5.71	1.10%	8.68%
Hypothetical (5% return before expenses)	1,000.00	1,019.39	5.52	1.10%	N/A
Boston Partners Global Sustainability Fund
Institutional
Actual	$1,000.00	$1,099.70	$4.70	0.90%	9.97%
Hypothetical (5% return before expenses)	1,000.00	1,020.39	4.52	0.90%	N/A

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BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (concluded)

FEBRUARY 29, 2024 (unaudited)

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2023	ENDING ACCOUNT VALUE FEBRUARY 29, 2024	EXPENSES PAID DURING PERIOD*	ANNUALIZED EXPENSE RATIO		ACTUAL SIX-MONTH TOTAL INVESTMENT RETURN FOR THE FUND

Boston Partners Global Equity Fund
Institutional
Actual	$1,000.00	$1,096.40	$4.95	0.95%		9.64%
Hypothetical (5% return before expenses)	1,000.00	1,020.14	4.77	0.95%		N/A
Boston Partners Emerging Markets Fund
Institutional
Actual	$1,000.00	$1,061.90	$5.13	1.00%		6.19%
Hypothetical (5% return before expenses)	1,000.00	1,019.89	5.02	1.00%		N/A
Boston Partners Long/Short Equity Fund
Institutional
Actual	$1,000.00	$1,107.90	$10.74	2.05%	(1)	10.79%
Hypothetical (5% return before expenses)	1,000.00	1,014.67	10.27	2.05%	(1)	N/A
Investor
Actual	$1,000.00	$1,106.20	$12.04	2.30%	(1)	10.62%
Hypothetical (5% return before expenses)	1,000.00	1,013.43	11.51	2.30%	(1)	N/A
Boston Partners Long/Short Research Fund
Institutional
Actual	$1,000.00	$1,088.80	$9.71	1.87%	(1)	8.88%
Hypothetical (5% return before expenses)	1,000.00	1,015.56	9.37	1.87%	(1)	N/A
Investor
Actual	$1,000.00	$1,087.60	$11.00	2.12%	(1)	8.76%
Hypothetical (5% return before expenses)	1,000.00	1,014.32	10.62	2.12%	(1)	N/A
Boston Partners Global Long/Short Fund
Institutional
Actual	$1,000.00	$1,075.30	$9.29	1.80%	(1)	7.53%
Hypothetical (5% return before expenses)	1,000.00	1,015.91	9.02	1.80%	(1)	N/A
Investor
Actual	$1,000.00	$1,073.60	$10.57	2.05%	(1)	7.36%
Hypothetical (5% return before expenses)	1,000.00	1,014.67	10.27	2.05%	(1)	N/A
Boston Partners Emerging Markets Dynamic Equity Fund
Institutional
Actual	$1,000.00	$1,034.80	$7.08	1.40%	(1)	3.48%
Hypothetical (5% return before expenses)	1,000.00	1,017.90	7.02	1.40%	(1)	N/A
*	Expenses are equal to each Fund’s annualized six-month expense ratios in the table above, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
(1)	These amounts include dividends paid on securities which the Funds have sold short (“short-sale dividends”) and related interest expense. The amount of short-sale dividends and related interest expense was 0.09% of average net assets for the six-month period ended February 29, 2024 for both the Institutional Class and Investor Class of the Boston Partners Long/Short Equity Fund, 0.47% of average net assets for the Institutional Class and Investor Class of the Boston Partners Long/Short Research Fund, 0.00% of average net assets of the Institutional Class and Investor Class of the Boston Partners Global Long/Short Fund and 0.00% of average net assets for the Institutional Class of the Boston Partners Emerging Markets Dynamic Equity Fund.

8  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
Portfolio Holdings Summary Tables

The Boston Partners All-Cap Value Fund, Boston Partners Small Cap Value Fund II, WPG Partners Select Small Cap Value Fund, WPG Partners Small Cap Value Diversified Fund, Boston Partners Long/Short Equity Fund, and Boston Partners Long/Short Research Fund use the Global Industry Classification StandardSM (“GICSSM”) as the basis for the classification of securities on the Portfolio of Investments.

BOSTON PARTNERS
ALL-CAP VALUE FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	24.0%	$349,444,588
Health Care	21.6	314,468,902
Industrials	15.6	226,083,437
Information Technology	14.6	210,136,491
Consumer Discretionary	7.8	112,864,865
Communication Services	4.9	71,155,187
Energy	4.7	67,863,489
Materials	2.9	41,578,078
Consumer Staples	2.8	39,924,959
SHORT-TERM INVESTMENTS	5.5	78,959,693
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.4)	(64,509,157)
NET ASSETS	100.0%	$1,447,970,532

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
SMALL CAP VALUE FUND II

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	26.0%	$149,094,935
Industrials	24.0	137,954,824
Consumer Discretionary	12.0	69,088,703
Information Technology	8.6	49,231,587
Energy	7.9	45,163,745
Health Care	7.7	44,297,468
Communication Services	3.6	20,715,287
Materials	2.7	15,395,675
Consumer Staples	1.7	9,703,601
Utilities	0.8	4,334,714
Real Estate	0.6	3,318,859
SHORT-TERM INVESTMENTS	20.9	119,895,037
LIABILITIES IN EXCESS OF OTHER ASSETS	(16.5)	(94,815,175)
NET ASSETS	100.0%	$573,379,260

Portfolio holdings are subject to change at any time.

WPG PARTNERS
SELECT SMALL CAP VALUE FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	22.1%	$21,182,943
Industrials	14.4	13,708,896
Health Care	11.1	10,539,039
Materials	10.1	9,642,837
Information Technology	9.8	9,284,339
Consumer Staples	7.5	7,098,768
Real Estate	6.2	5,883,633
Consumer Discretionary	5.2	4,923,698
Energy	5.2	4,936,558
Communication Services	3.4	3,201,862
SHORT-TERM INVESTMENTS	3.8	3,617,474
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2	1,070,461
NET ASSETS	100.0%	$95,090,508

Portfolio holdings are subject to change at any time.

WPG PARTNERS
SMALL CAP VALUE DIVERSIFIED FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Industrials	22.7%	$6,861,834
Financials	18.4	5,552,776
Energy	11.0	3,350,873
Materials	10.9	3,352,312
Consumer Discretionary	6.7	2,048,085
Information Technology	6.2	1,905,973
Health Care	6.1	1,855,261
Real Estate	5.5	1,681,169
Utilities	4.0	1,231,771
Consumer Staples	3.4	1,036,255
Communication Services	0.2	57,937
SHORT-TERM INVESTMENTS	19.3	5,893,127
LIABILITIES IN EXCESS OF OTHER ASSETS	(14.4)	(4,385,008)
NET ASSETS	100.0%	$30,442,365

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  9

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
Portfolio Holdings Summary Tables (continued)

BOSTON PARTNERS
GLOBAL SUSTAINABILITY FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	22.9%	$2,369,778
Industrials	22.2	2,301,592
Health Care	15.5	1,598,804
Information Technology	10.2	1,055,944
Consumer Staples	8.3	863,950
Communication Services	7.6	778,278
Consumer Discretionary	5.8	595,834
Energy	3.9	405,442
Utilities	0.7	73,376
Materials	0.7	71,122
SHORT-TERM INVESTMENTS	1.0	103,238
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2	118,962
NET ASSETS	100.0%	$10,336,320

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
GLOBAL EQUITY FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Financials	23.7%	$51,905,036
Industrials	21.8	47,327,141
Consumer Staples	9.2	20,185,515
Health Care	8.7	19,089,549
Energy	8.4	18,293,995
Consumer Discretionary	7.3	16,052,468
Information Technology	6.8	14,822,555
Materials	5.6	12,122,114
Utilities	2.7	5,814,419
Communication Services	2.6	5,777,832
SHORT-TERM INVESTMENTS	7.6	16,505,190
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.4)	(9,603,872)
NET ASSETS	100.0%	$218,291,942

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
EMERGING MARKETS FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCK
Information Technology	23.3%	$5,561,869
Industrials	18.9	4,486,016
Consumer Discretionary	17.1	4,070,820
Materials	13.5	3,224,750
Financials	5.9	1,389,056
Consumer Staples	5.0	1,181,694
Health Care	3.1	736,120
Communication Services	2.6	628,415
Real Estate	2.3	554,159
Utilities	0.9	206,492
Energy	0.2	45,820
PREFERRED STOCKS	2.9	682,464
SHORT-TERM INVESTMENTS	2.1	501,146
OTHER ASSETS IN EXCESS OF LIABILITIES	2.2	526,420
NET ASSETS	100.0%	$23,795,241

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
LONG/SHORT EQUITY FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Financials	19.7%	$11,887,076
Health Care	17.3	10,429,157
Information Technology	14.5	8,607,368
Industrials	13.3	8,109,622
Consumer Discretionary	10.6	6,411,799
Energy	6.1	3,657,972
Communication Services	5.8	3,524,329
Consumer Staples	5.7	3,452,854
Materials	3.5	2,078,281
Real Estate	2.4	1,454,370
SHORT-TERM INVESTMENTS	15.5	9,343,826

SHORT POSITIONS:
COMMON STOCK
Consumer Discretionary	(5.4)	(3,257,763)
Information Technology	(5.4)	(3,201,491)
Industrials	(2.6)	(1,619,321)
Communication Services	(2.5)	(1,479,528)
Health Care	(1.8)	(1,102,337)
Financials	(1.5)	(881,528)
Consumer Staples	(1.2)	(695,041)
Energy	(0.2)	(101,484)
RIGHTS	0.0	—
OPTIONS WRITTEN	(0.2)	(92,510)
OTHER ASSETS IN EXCESS OF LIABILITIES	6.4	3,896,720
NET ASSETS	100.0%	$60,422,371

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
Portfolio Holdings Summary Tables (concluded)

BOSTON PARTNERS
LONG/SHORT RESEARCH FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Financials	18.9%	$105,138,345
Industrials	18.6	103,252,373
Health Care	12.7	69,769,118
Information Technology	12.3	68,427,989
Consumer Discretionary	8.8	48,953,319
Energy	8.0	44,752,643
Communication Services	6.1	33,877,525
Consumer Staples	3.9	21,615,646
Utilities	3.5	19,272,796
Real Estate	2.2	12,389,835
Materials	1.9	10,983,671
CORPORATE BONDS	0.1	786,241
WARRANTS	0.0	1,573
SHORT-TERM INVESTMENTS	0.1	453,682

SHORT POSITIONS:
COMMON STOCK
Consumer Discretionary	(5.7)	(31,365,949)
Industrials	(5.2)	(29,246,531)
Financials	(3.2)	(18,633,786)
Information Technology	(2.4)	(13,013,780)
Consumer Staples	(2.2)	(12,428,948)
Energy	(2.0)	(11,872,554)
Real Estate	(2.1)	(11,608,530)
Health Care	(2.1)	(11,229,955)
Communication Services	(1.6)	(9,352,253)
Materials	(1.2)	(6,684,034)
WARRANTS	0.0	(31,405)
OPTIONS WRITTEN	0.0	(144,096)
OTHER ASSETS IN EXCESS OF LIABILITIES	30.6	169,602,635
NET ASSETS	100.0%	$553,665,570

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
GLOBAL LONG/SHORT FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Financials	11.7%	$19,222,536
Information Technology	11.1	18,068,679
Energy	11.1	18,035,877
Industrials	9.9	16,205,372
Health Care	9.5	15,554,802
Consumer Discretionary	8.6	14,239,743
Materials	6.8	11,250,904
Consumer Staples	3.0	4,987,803
Communication Services	2.6	4,189,365
CORPORATE BONDS	0.8	1,235,521
WARRANTS	0.0	2,472
SHORT-TERM INVESTMENTS	23.3	38,197,444

SHORT POSITIONS:
COMMON STOCK
Industrials	(0.5)	(823,298)
OPTIONS WRITTEN	(1.7)	(2,714,552)
OTHER ASSETS IN EXCESS OF LIABILITIES	3.8	6,142,884
NET ASSETS	100.0%	$163,795,552

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
EMERGING MARKETS DYNAMIC EQUITY FUND

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
LONG POSITIONS:
COMMON STOCK
Consumer Discretionary	17.7%	$10,920,886
Industrials	14.0	8,596,900
Materials	13.6	8,370,250
Information Technology	13.0	7,995,365
Consumer Staples	3.8	2,322,404
Health Care	3.1	1,875,561
Financials	2.6	1,595,306
Communication Services	2.0	1,238,847
Utilities	0.9	540,254
Energy	0.1	74,748
PREFERRED STOCKS	2.1	1,302,745
SHORT-TERM INVESTMENTS	21.7	13,276,380

SHORT POSITIONS:
COMMON STOCK
Consumer Discretionary	(0.3)	(183,973)
OTHER ASSETS IN EXCESS OF LIABILITIES	5.7	3,503,468
NET ASSETS	100.0%	$61,429,141

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  11

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—98.9%
Communication Services—4.9%
Alphabet, Inc. - Class A(a)	198,099	$27,428,788
Electronic Arts, Inc.	18,734	2,613,018
Interpublic Group of Cos., Inc.(b)	202,238	6,350,273
Match Group, Inc.(a)	341,651	12,313,102
Omnicom Group, Inc.	69,357	6,130,465
Take-Two Interactive Software, Inc.(a)	89,550	13,157,582
TEGNA, Inc.	225,693	3,161,959
		71,155,187
Consumer Discretionary—7.8%
AutoZone, Inc.(a)	5,745	17,269,585
Booking Holdings, Inc.(a)	7,462	25,884,410
Harley-Davidson, Inc.	348,509	12,640,421
LKQ Corp.	144,907	7,577,187
NVR, Inc.(a)	2,517	19,193,560
Tempur Sealy International, Inc.(b)	323,896	17,642,615
Whirlpool Corp.(b)	41,914	4,501,144
Wyndham Hotels & Resorts, Inc.	106,544	8,155,943
		112,864,865
Consumer Staples—2.8%
Coca-Cola Europacific Partners PLC	63,015	4,324,719
J M Smucker Co.	55,076	6,618,483
Kenvue, Inc.	401,945	7,636,955
Keurig Dr Pepper, Inc.	248,847	7,443,014
Philip Morris International, Inc.	154,533	13,901,788
		39,924,959
Energy—4.7%
BP PLC - ADR	124,259	4,347,822
Canadian Natural Resources Ltd.	118,113	8,231,295
Chord Energy Corp.(b)	62,443	10,143,865
ConocoPhillips	61,377	6,907,368
Halliburton Co.	251,779	8,829,890
Phillips 66	44,289	6,311,625
Pioneer Natural Resources Co.	27,514	6,471,018
Schlumberger Ltd.	229,204	11,077,429
Shell PLC - ADR	88,225	5,543,177
		67,863,489
Financials—24.0%
Aflac, Inc.	89,664	7,239,471
Allstate Corp.	52,660	8,400,323
American International Group, Inc.	332,769	24,255,532
Aon PLC - Class A	41,372	13,073,138
Bank of America Corp.	651,890	22,503,243
BRP Group, Inc. - Class A(a)(b)	123,089	3,424,336
Charles Schwab Corp.	107,202	7,158,950
Chubb Ltd.	71,253	17,932,244
Citigroup, Inc.	244,042	13,541,891
Discover Financial Services	107,805	13,012,064
Fidelity National Information Services, Inc.	84,407	5,840,120
FleetCor Technologies, Inc.(a)	84,046	23,471,526
Global Payments, Inc.	114,993	14,914,592
Globe Life, Inc.	76,748	9,741,624
Goldman Sachs Group, Inc.	41,231	16,040,921
JPMorgan Chase & Co.	155,520	28,936,050
Loews Corp.	187,236	14,067,041
Markel Group, Inc.(a)(b)	12,107	18,069,455
Renaissance Holdings Ltd.	75,409	16,953,451
Synchrony Financial	145,808	6,021,870
	NUMBER OF SHARES	VALUE
Financials—(continued)
Travelers Cos., Inc.	59,630	$13,175,845
Visa, Inc. - Class A(b)	79,360	22,430,310
Wells Fargo & Co.	239,450	13,311,026
White Mountains Insurance Group Ltd.	9,023	15,929,565
		349,444,588
Health Care—21.6%
AbbVie, Inc.	161,892	28,501,087
Amgen, Inc.	60,546	16,579,311
AMN Healthcare Services, Inc.(a)	201,201	11,321,580
Avantor, Inc.(a)(b)	521,846	12,858,285
Bristol-Myers Squibb Co.	495,892	25,166,519
Cencora, Inc.	67,397	15,878,733
Centene Corp.(a)	178,283	13,982,736
Cigna Group, (The)	26,541	8,921,492
Elevance Health, Inc.	41,474	20,788,843
Humana, Inc.	29,481	10,327,784
Johnson & Johnson	196,124	31,650,491
McKesson Corp.	38,606	20,129,554
Medtronic PLC	203,423	16,957,341
Merck & Co., Inc.	177,759	22,602,057
Pfizer, Inc.	449,410	11,936,330
Sanofi SA - ADR	433,372	20,736,850
UnitedHealth Group, Inc.	39,249	19,373,306
Zimmer Biomet Holdings, Inc.	54,331	6,756,603
		314,468,902
Industrials—15.6%
Acuity Brands, Inc.	63,854	16,042,679
Advanced Drainage Systems, Inc.	32,609	5,323,093
Allegion PLC	183,190	23,424,505
Allison Transmission Holdings, Inc.	115,856	8,727,432
AMETEK, Inc.	49,446	8,909,180
Boeing Co.(a)	62,215	12,674,440
Curtiss-Wright Corp.	30,429	7,189,460
EnerSys	39,397	3,619,796
Expeditors International of Washington, Inc.	115,848	13,855,421
Howmet Aerospace, Inc.	277,647	18,477,408
Huron Consulting Group, Inc.(a)	85,755	8,415,138
Landstar System, Inc.	59,668	11,348,854
Leidos Holdings, Inc.	34,052	4,353,889
Masco Corp.	96,440	7,402,734
Middleby Corp.(a)(b)	64,254	9,776,889
Resideo Technologies, Inc.(a)	138,518	3,093,107
Robert Half, Inc.(b)	123,107	9,897,803
Science Applications International Corp.	95,233	13,328,811
Sensata Technologies Holding PLC	91,988	3,166,227
SS&C Technologies Holdings, Inc.	181,639	11,581,303
Textron, Inc.	114,618	10,209,025
Westinghouse Air Brake Technologies Corp.	108,049	15,266,243
		226,083,437
Information Technology—14.6%
Analog Devices, Inc.	77,611	14,887,342
Applied Materials, Inc.	47,933	9,664,251
Arrow Electronics, Inc.(a)	53,640	6,302,700
Belden, Inc.	45,621	3,885,997
CDW Corp.	36,316	8,941,362

The accompanying notes are an integral part of the financial statements.

12  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Information Technology—(continued)
Check Point Software Technologies Ltd.(a)	160,215	$25,701,691
Cisco Systems, Inc.	346,823	16,775,828
Cognizant Technology Solutions Corp. - Class A	206,479	16,315,971
Flex Ltd.(a)	439,430	12,369,955
Gen Digital, Inc.	140,775	3,025,255
Hewlett Packard Enterprise Co.	247,326	3,766,775
Jabil, Inc.	88,099	12,694,185
KLA Corp.	13,866	9,460,772
Lam Research Corp.	10,597	9,942,635
Microchip Technology, Inc.	187,604	15,785,001
Nice Ltd. - ADR(a)(b)	37,211	9,122,277
Oracle Corp.	115,559	12,905,629
QUALCOMM, Inc.	81,021	12,784,304
TE Connectivity Ltd.	40,433	5,804,561
		210,136,491
Materials—2.9%
Corteva, Inc.	154,132	8,249,145
CRH PLC	338,068	28,502,513
FMC Corp.	85,590	4,826,420
		41,578,078
TOTAL COMMON STOCKS (Cost $863,229,225)		1,433,519,996

SHORT-TERM INVESTMENTS—5.5%
Tri-State Deposit, 5.45%(c)	11,502,207	11,502,207
	NUMBER OF UNITS	VALUE
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—4.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(c)	67,457,486	$67,457,486
TOTAL SHORT-TERM INVESTMENTS (Cost $78,959,693)		78,959,693
TOTAL INVESTMENTS—104.4% (Cost $942,188,918)		1,512,479,689
Money Market Deposit Account—0.1%(d)		993,475
LIABILITIES IN EXCESS OF OTHER ASSETS—(4.5)%		(65,502,632)
TOTAL NET ASSETS—100.0%		$1,447,970,532

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $66,056,324 which represented 4.6% of net assets.
(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  13

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2024 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Common Stocks	$1,433,519,996	$1,433,519,996	$—	$—
Short-Term Investments	11,502,207	—	11,502,207	—
Investments Purchased with Proceeds from Securities Lending(a)	67,457,486	—	—	—
Total Assets	$1,512,479,689	$1,433,519,996	$11,502,207	$—

Refer to the Portfolio of Investments for industry classifications.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

14  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—95.6%
Communication Services—4.0%
Boyd Gaming Corp.	38,732	$2,561,347
Bumble, Inc. - Class A(a)(b)	120,744	1,382,519
Cars.com, Inc.(a)	170,558	3,128,034
Entravision Communications Corp. - Class A	433,273	1,668,101
Nexstar Media Group, Inc. - Class A	18,911	3,142,441
Stagwell, Inc.(a)(b)	316,961	1,692,572
TEGNA, Inc.	323,912	4,538,006
TripAdvisor, Inc.(a)	96,828	2,596,927
Vivid Seats, Inc. - Class A(a)	426,360	2,566,687
		23,276,634
Consumer Discretionary—11.6%
Beazer Homes USA, Inc.(a)	61,731	1,934,032
Bloomin’ Brands, Inc.(b)	80,587	2,190,355
Bowlero Corp.(b)	378,335	4,710,271
Brinker International, Inc.(a)	53,280	2,468,995
Build-A-Bear Workshop, Inc.(b)	55,764	1,334,990
Caleres, Inc.	122,116	4,714,899
Carriage Services, Inc.	113,865	2,826,129
Chegg, Inc.(a)	222,892	1,992,654
Dave & Buster’s Entertainment, Inc.(a)(b)	32,405	2,000,685
Frontdoor, Inc.(a)	94,993	2,978,980
Group 1 Automotive, Inc.(b)	13,498	3,653,234
Guess?, Inc.	88,656	2,250,089
Hibbett, Inc.(b)	32,739	2,682,961
J Jill, Inc.(a)(b)	111,792	2,793,682
Laureate Education, Inc.	248,915	3,337,950
LCI Industries(b)	15,860	1,998,043
Movado Group, Inc.	100,296	2,879,498
Perdoceo Education Corp.	121,313	2,160,585
Phinia, Inc.	73,940	2,530,227
Solo Brands, Inc. - Class A(a)(b)	552,758	1,492,447
Steven Madden Ltd.(b)	106,529	4,561,572
Thor Industries, Inc.(b)	16,797	2,153,039
Topgolf Callaway Brands Corp.(a)	139,617	1,988,146
United Homes Group, Inc.(a)(b)	237,832	1,660,067
Universal Technical Institute, Inc.(a)	215,015	3,233,826
		66,527,356
Consumer Staples—1.7%
Nature’s Sunshine
Products, Inc.(a)	132,889	2,358,779
Nomad Foods Ltd.	174,143	3,209,455
Simply Good Foods Co.(a)(b)	65,741	2,332,491
Vector Group Ltd.	161,548	1,802,876
		9,703,601
Energy—7.9%
Archrock, Inc.	135,334	2,472,552
ChampionX Corp.(b)	80,996	2,515,736
Expro Group Holdings NV(a)(b)	203,898	3,647,735
Kosmos Energy Ltd.(a)	307,079	1,885,465
Noble Corp. PLC(b)	53,374	2,231,567
Par Pacific Holdings, Inc.(a)	110,140	3,978,257
Patterson-UTI Energy, Inc.	127,974	1,480,659
ProPetro Holding Corp.(a)	234,166	1,732,828
Select Water Solutions, Inc.	250,629	2,140,372
Tidewater, Inc.(a)(b)	48,111	3,369,213
US Silica Holdings, Inc.(a)	286,384	3,293,416
Vermilion Energy, Inc.	138,431	1,535,200
	NUMBER OF SHARES	VALUE
Energy—(continued)
Viper Energy, Inc.(b)	177,362	$6,409,863
Weatherford International PLC(a)	53,801	5,520,521
World Kinect Corp.	121,115	2,950,361
		45,163,745
Financials—26.0%(c)
AllianceBernstein Holding LP	45,893	1,458,021
AMERISAFE, Inc.	34,779	1,834,940
Assured Guaranty Ltd.(b)	59,565	5,456,154
Axis Capital Holdings Ltd.	97,014	6,070,166
Bar Harbor Bankshares	65,386	1,649,035
Berkshire Hills Bancorp, Inc.	26,919	578,489
BGC Group, Inc. - Class A	736,405	5,118,015
BRP Group, Inc. - Class A(a)(b)	130,875	3,640,943
Byline Bancorp, Inc.	72,190	1,504,440
Cass Information Systems, Inc.(b)	50,685	2,449,099
Diamond Hill Investment Group, Inc.	13,293	1,923,231
Dime Community Bancshares, Inc.	76,399	1,431,717
Employers Holdings, Inc.	38,726	1,770,165
Enact Holdings, Inc.	61,845	1,714,343
Essent Group Ltd.	58,601	3,139,256
Evercore, Inc. - Class A	42,065	7,869,520
EZCORP, Inc. - Class A(a)	230,550	2,418,470
Federal Agricultural Mortgage Corp. - Class C	54,504	9,749,130
First Merchants Corp.	74,229	2,464,403
First Mid Bancshares, Inc.	36,576	1,108,253
FirstCash Holdings, Inc.	55,915	6,402,268
Global Indemnity Group LLC - Class A	65,337	1,957,960
Hancock Whitney Corp.	43,602	1,901,047
Heritage Commerce Corp.	194,058	1,608,741
Heritage Financial Corp.	49,323	905,077
Hope Bancorp, Inc.	225,970	2,478,891
International Money Express, Inc.(a)	121,818	2,399,815
Merchants Bancorp(b)	80,441	3,447,701
NCR Atleos Corp.(a)	58,824	1,280,010
OceanFirst Financial Corp.	208,768	3,173,274
Old National Bancorp(b)	208,415	3,424,258
Peapack-Gladstone Financial Corp.	114,645	2,777,848
PennyMac Financial Services, Inc.(b)	32,808	2,786,383
Preferred Bank(b)	74,564	5,357,423
Primis Financial Corp.	174,043	2,149,431
Redwood Trust, Inc.(b)	275,731	1,690,231
S&T Bancorp, Inc.	66,240	2,066,026
Silvercrest Asset Management Group, Inc. - Class A	194,183	3,256,449
SLM Corp.	490,223	10,211,346
SouthState Corp.(b)	24,527	2,061,249
Stewart Information Services Corp.(b)	66,295	4,175,259
StoneX Group, Inc.(a)	51,020	3,533,645
Walker & Dunlop, Inc.(b)	25,956	2,475,683
Western Alliance Bancorp	95,698	5,524,646
White Mountains Insurance Group Ltd.	1,982	3,499,102
Wintrust Financial Corp.	54,005	5,203,382
		149,094,935
Health Care—7.7%
Addus HomeCare Corp.(a)	20,639	1,904,567
Amedisys, Inc.(a)	17,779	1,653,803
AMN Healthcare Services, Inc.(a)(b)	47,194	2,655,606

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  15

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Health Care—(continued)
Biote Corp.(a)(b)	563,458	$3,352,575
Catalyst Pharmaceuticals, Inc.(a)	149,219	2,391,981
Cross Country Healthcare, Inc.(a)	107,547	1,964,884
Fortrea Holdings, Inc.(a)(b)	106,172	3,985,697
Haemonetics Corp.(a)	41,500	3,028,670
Halozyme Therapeutics, Inc.(a)	47,107	1,875,330
Inmode Ltd.(a)	91,470	2,012,339
Integra LifeSciences Holdings Corp.(a)	57,698	2,129,633
Lantheus Holdings, Inc.(a)(b)	66,637	4,356,726
Organon & Co.	110,908	1,930,908
Pediatrix Medical Group, Inc.(a)	249,056	2,278,862
Perrigo Co. PLC	63,156	1,658,477
PetIQ, Inc.(a)	127,251	2,317,241
Quipt Home Medical Corp.(a)	246,661	1,058,176
R1 RCM, Inc.(a)(b)	266,334	3,741,993
		44,297,468
Industrials—24.0%
AAR Corp.(a)	36,112	2,411,559
Acuity Brands, Inc.	15,722	3,949,995
Alight, Inc. - Class A(a)(b)	287,259	2,588,204
Allison Transmission Holdings, Inc.	65,961	4,968,842
Array Technologies, Inc.(a)(b)	130,570	1,780,975
Asure Software, Inc.(a)(b)	195,392	1,821,053
Atkore, Inc.(b)	25,455	4,312,077
Beacon Roofing Supply, Inc.(a)	60,846	5,226,063
Blue Bird Corp.(a)	73,175	2,476,242
Brady Corp. - Class A	45,973	2,679,306
Brink’s Co.(b)	101,667	8,421,079
CBIZ, Inc.(a)	57,574	4,348,564
Chart Industries, Inc.(a)(b)	17,986	2,569,480
Civeo Corp.	104,355	2,443,994
Concentrix Corp.(b)	30,368	2,200,162
CoreCivic, Inc.(a)	257,579	3,922,928
CRA International, Inc.	39,929	5,292,190
DNOW, Inc.(a)	138,802	1,964,048
Dun & Bradstreet Holdings, Inc.	194,430	2,049,292
DXP Enterprises, Inc.(a)	66,035	2,345,563
Encore Wire Corp.	7,955	1,917,155
EnerSys	36,133	3,319,900
Granite Construction, Inc.(b)	69,521	3,582,417
Griffon Corp.	38,449	2,745,259
Heidrick & Struggles International, Inc.	77,399	2,631,566
Huron Consulting Group, Inc.(a)	36,560	3,587,633
IBEX Holdings Ltd.(a)	187,039	2,985,143
ICF International, Inc.	30,485	4,720,602
Janus International Group, Inc.(a)	372,595	5,346,739
Kelly Services, Inc. - Class A	55,197	1,353,982
Legalzoom.com, Inc.(a)(b)	326,508	4,048,699
Leonardo DRS, Inc.(a)	97,068	2,204,414
Liquidity Services, Inc.(a)	110,862	1,987,756
LSI Industries, Inc.	183,424	2,646,808
Primoris Services Corp.	81,683	3,227,295
Science Applications International Corp.	35,041	4,904,338
Sensata Technologies Holding PLC	47,561	1,637,050
	NUMBER OF SHARES	VALUE
Industrials—(continued)
Sterling Check Corp.(a)(b)	239,616	$3,754,783
Universal Logistics Holdings, Inc.	54,412	1,840,758
V2X, Inc.(a)	63,459	2,443,172
Valmont Industries, Inc.	9,103	1,929,199
Vestis Corp.	96,149	1,803,755
Viad Corp.(a)	116,722	4,345,560
Wabash National Corp.(b)	44,693	1,219,225
		137,954,824
Information Technology—8.6%
Adeia, Inc.	325,374	3,689,741
Avnet, Inc.	89,339	4,162,304
Axcelis Technologies, Inc.(a)(b)	20,371	2,295,201
Bel Fuse, Inc. - Class B(b)	36,632	1,903,765
Belden, Inc.	29,995	2,554,974
Benchmark Electronics, Inc.	103,521	3,179,130
Clearfield, Inc.(a)(b)	91,841	2,770,843
CompoSecure, Inc.(a)(b)	303,501	1,468,945
Extreme Networks, Inc.(a)	182,347	2,304,866
Hackett Group, Inc.	94,881	2,345,458
Insight Enterprises, Inc.(a)(b)	11,808	2,219,904
InterDigital, Inc.	58,342	6,243,762
LiveRamp Holdings, Inc.(a)	62,933	2,201,396
NCR Voyix Corp.(a)	117,648	1,718,837
OSI Systems, Inc.(a)	28,791	3,776,803
Photronics, Inc.(a)	132,590	3,817,266
Ultra Clean Holdings, Inc.(a)(b)	59,685	2,578,392
		49,231,587
Materials—2.7%
Ashland, Inc.	36,390	3,407,560
Ecovyst, Inc.(a)	290,097	2,799,436
Eldorado Gold Corp.(a)(b)	215,515	2,239,201
Methanex Corp.(b)	37,096	1,663,385
Myers Industries, Inc.	83,648	1,608,551
Orion SA	140,618	3,169,529
Piedmont Lithium, Inc.(a)(b)	34,891	508,013
		15,395,675
Real Estate—0.6%
BRT Apartments Corp.	101,686	1,574,099
Cousins Properties, Inc.	76,491	1,744,760
		3,318,859
Utilities—0.8%
New Jersey Resources Corp.	49,787	2,071,637
Portland General Electric Co.	27,252	1,094,713
Pure Cycle Corp.(a)	117,188	1,168,364
		4,334,714
TOTAL COMMON STOCKS (Cost $438,472,674)		548,299,398

SHORT-TERM INVESTMENTS—20.9%
Tri-State Deposit, 5.45%(d)	19,061,852	19,061,852

The accompanying notes are an integral part of the financial statements.

16  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments (continued)

	NUMBER OF UNITS	VALUE
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—17.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(d)	100,833,185	$100,833,185
TOTAL SHORT-TERM INVESTMENTS (Cost $558,367,711)		119,895,037
TOTAL INVESTMENTS—116.5% (Cost $558,451,169)		668,194,435
Money Market Deposit Account—1.0%(e)		5,693,845
LIABILITIES IN EXCESS OF OTHER ASSETS—(17.5)%		(100,509,020)
TOTAL NET ASSETS—100.0%		$573,379,260

PLC	Public Limited Company
SA	Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $99,853,478 which represented 17.4% of net assets.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(e)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  17

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2024 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Common Stocks	$548,299,398	$548,299,398	$—	$—
Short-Term Investments	19,061,852	—	19,061,852	—
Investments Purchased with Proceeds from Securities Lending(a)	100,833,185	—	—	—
Total Assets	$668,194,435	$548,299,398	$19,061,852	$—

Refer to the Portfolio of Investments for industry classifications.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

18  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
WPG PARTNERS SELECT SMALL CAP VALUE FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—95.0%
Communication Services—3.4%
Cars.com, Inc.(a)	136,071	$2,495,543
Ooma, Inc.(a)	69,247	706,319
		3,201,862
Consumer Discretionary—5.2%
Beyond, Inc.(a)	13,449	450,945
Gildan Activewear, Inc.	76,628	2,668,953
PlayAGS, Inc.(a)	194,375	1,803,800
		4,923,698
Consumer Staples—7.5%
Adecoagro SA	173,092	1,737,844
Nomad Foods Ltd.	213,692	3,938,343
TreeHouse Foods, Inc.(a)	39,748	1,422,581
		7,098,768
Energy—5.2%
International Seaways, Inc.	39,447	2,087,930
Kosmos Energy Ltd.(a)	463,946	2,848,628
		4,936,558
Financials—22.1%
Axis Capital Holdings Ltd.	23,552	1,473,649
BGC Group, Inc. - Class A	449,532	3,124,247
EZCORP, Inc. - Class A(a)	137,547	1,442,868
Federal Agricultural Mortgage Corp. - Class C	5,049	903,115
Fidelis Insurance Holdings Ltd.(a)	142,172	2,126,893
FirstCash Holdings, Inc.	12,262	1,403,999
Kemper Corp.	58,427	3,349,620
National Bank Holdings Corp. - Class A	38,338	1,297,358
Pagseguro Digital Ltd. - Class A(a)	99,093	1,379,375
Perella Weinberg Partners	129,049	1,762,809
Popular, Inc.	21,515	1,800,375
Webster Financial Corp.	23,481	1,118,635
		21,182,943
Health Care—11.1%
Enovis Corp.(a)	69,705	4,169,056
Halozyme Therapeutics, Inc.(a)	34,338	1,366,996
Innoviva, Inc.(a)	122,264	1,868,194
Pennant Group, Inc.(a)	25,399	473,691
Tenet Healthcare Corp.(a)	28,614	2,661,102
		10,539,039
Industrials—14.4%
Air Lease Corp.	70,329	2,820,193
Arcosa, Inc.	50,063	4,155,229
Clarivate PLC(a)	229,740	1,649,533
Frontier Group Holdings, Inc.(a)	225,164	1,562,638
Janus International Group, Inc.(a)	177,848	2,552,119
KBR, Inc.	16,145	969,184
		13,708,896
Information Technology—9.8%
8x8, Inc.(a)	946,440	2,678,425
LiveRamp Holdings, Inc.(a)	91,939	3,216,026
SmartRent, Inc.(a)	324,954	942,367
Tower Semiconductor Ltd.(a)	74,438	2,447,521
		9,284,339
	NUMBER OF SHARES	VALUE
Materials—10.1%
Ashland, Inc.	10,215	$956,533
Ecovyst, Inc.(a)	51,759	499,474
ERO Copper Corp.(a)	157,659	2,689,663
Rayonier Advanced Materials, Inc.(a)	534,143	1,810,745
Tronox Holdings PLC	250,777	3,686,422
		9,642,837
Real Estate—6.2%
Brixmor Property Group, Inc.	117,850	2,664,589
Equity Commonwealth(a)	170,953	3,219,044
		5,883,633
TOTAL COMMON STOCKS (Cost $80,934,523)		90,402,573

SHORT-TERM INVESTMENTS—3.8%
Tri-State Deposit, 5.45%(b)	3,617,474	3,617,474
TOTAL SHORT-TERM INVESTMENTS (Cost $3,617,474)		3,617,474
TOTAL INVESTMENTS—98.8% (Cost $84,551,997)		94,020,047
Money Market Deposit Account—0.9%(c)		815,913
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		254,548
TOTAL NET ASSETS—100.0%		$95,090,508

PLC	Public Limited Company
SA	Sociedad Anónima
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  19

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
WPG PARTNERS SELECT SMALL CAP VALUE FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2024 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Common Stocks	$90,402,573	$90,402,573	$—	$—
Short-Term Investments	3,617,474	—	3,617,474	—
Total Assets	$94,020,047	$90,402,573	$3,617,474	$—

Refer to the Portfolio of Investments for industry classifications.

The accompanying notes are an integral part of the financial statements.

20  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—95.1%
Communication Services—0.2%
Bumble, Inc. - Class A(a)	5,060	$57,937
Consumer Discretionary—6.7%
ADT, Inc.(b)	25,107	182,277
Bowlero Corp.(b)	15,306	190,560
Frontdoor, Inc.(a)	3,980	124,813
Gentherm, Inc.(a)	2,773	157,673
Gildan Activewear, Inc.	17,768	618,859
Goodyear Tire & Rubber Co.(a)	12,621	149,937
Savers Value Village, Inc.(a)	8,589	173,841
Stride, Inc.(a)	4,541	271,325
Wayfair, Inc. - Class A(a)	3,000	178,800
		2,048,085
Consumer Staples—3.4%
Dole PLC	5,737	67,754
Nomad Foods Ltd.	36,102	665,360
TreeHouse Foods, Inc.(a)(b)	8,470	303,141
		1,036,255
Energy—11.0%
Antero Resources Corp.(a)	6,515	167,436
Atlas Energy Solutions, Inc.(b)	10,338	194,975
Chord Energy Corp.(b)	448	72,778
DHT Holdings, Inc.	39,219	424,350
Kodiak Gas Services, Inc.(b)	22,795	581,272
Kosmos Energy Ltd.(a)	90,943	558,389
Scorpio Tankers, Inc.	9,004	604,438
SM Energy Co.(b)	7,820	342,281
Tidewater, Inc.(a)	3,656	256,030
Valaris Ltd.(a)	2,362	148,924
		3,350,873
Financials—18.4%
AGNC Investment Corp.(b)	30,954	295,920
Axis Capital Holdings Ltd.	4,651	291,013
BGC Group, Inc. - Class A(b)	62,294	432,943
Essent Group Ltd.	6,986	374,240
Fidelis Insurance Holdings Ltd.(a)	26,950	403,173
First American Financial Corp.(b)	2,583	150,873
First BanCorp	23,234	394,513
First Commonwealth Financial Corp.	24,968	325,333
FirstCash Holdings, Inc.	2,629	301,021
Hanover Insurance Group, Inc.(b)	3,276	430,696
Kemper Corp.	10,844	621,686
National Bank Holdings Corp. - Class A	10,565	357,520
Pagseguro Digital Ltd. - Class A(a)	27,147	377,886
Popular, Inc.	4,806	402,167
Webster Financial Corp.	8,266	393,792
		5,552,776
Health Care—6.1%
Enovis Corp.(a)	9,778	584,822
Halozyme Therapeutics, Inc.(a)	5,327	212,068
Pacira BioSciences, Inc.(a)	4,497	133,651
Phreesia, Inc.(a)	6,090	150,728
Teleflex, Inc.(b)	613	136,570
Tenet Healthcare Corp.(a)	6,854	637,422
		1,855,261
	NUMBER OF SHARES	VALUE
Industrials—22.7%
ABM Industries, Inc.	5,652	$233,484
Air Lease Corp.	11,045	442,905
Allison Transmission Holdings, Inc.	4,400	331,452
Arcosa, Inc.	7,636	633,787
Clarivate PLC(a)(b)	38,550	276,789
Driven Brands Holdings, Inc.(a)	21,402	295,134
Fluor Corp.(a)	7,645	281,336
Frontier Group Holdings, Inc.(a)(b)	47,107	326,923
Generac Holdings, Inc.(a)	1,554	174,841
Hillman Solutions Corp.(a)	23,281	226,757
ICF International, Inc.	1,989	307,997
Janus International Group, Inc.(a)	34,566	496,021
KBR, Inc.	6,402	384,312
Knight-Swift Transportation Holdings, Inc.	7,773	437,931
Leonardo DRS, Inc.(a)	12,928	293,595
Masonite International Corp.(a)	1,616	210,468
MasTec, Inc.(a)	2,124	160,277
Moog, Inc. - Class A	1,447	216,978
RXO, Inc.(a)	7,580	163,122
Star Bulk Carriers Corp.(b)	21,181	505,590
Stericycle, Inc.(a)(b)	3,532	192,105
Sun Country Airlines Holdings, Inc.(a)	18,002	270,030
		6,861,834
Information Technology—6.2%
Harmonic, Inc.(a)(b)	31,910	418,978
LiveRamp Holdings, Inc.(a)(b)	18,452	645,451
Mirion Technologies, Inc.(a)	16,037	156,842
Silicon Motion Technology Corp. - ADR	3,584	253,711
Tower Semiconductor Ltd.(a)(b)	13,108	430,991
		1,905,973
Materials—10.9%
Ashland, Inc.	1,647	154,225
Axalta Coating Systems Ltd.(a)	12,440	407,161
Capstone Copper Corp.(a)	55,392	290,602
Commercial Metals Co.	5,833	314,982
Constellium SE(a)	15,107	292,925
ERO Copper Corp.(a)(b)	28,950	493,887
Huntsman Corp.	6,118	156,621
Stelco Holdings, Inc.	9,684	287,919
Summit Materials, Inc. - Class A(a)	4,944	211,158
Tronox Holdings PLC	39,879	586,221
Warrior Met Coal, Inc.(b)	2,749	156,611
		3,352,312
Real Estate—5.5%
Brixmor Property Group, Inc.(b)	26,128	590,753
DigitalBridge Group, Inc.(b)	8,919	163,842
Equity Commonwealth(a)	26,620	501,255
Getty Realty Corp.(b)	16,135	425,319
		1,681,169
Utilities—4.0%
ALLETE, Inc.	7,625	431,880
Portland General Electric Co.(b)	10,215	410,337
Spire, Inc.(b)	6,567	389,554
		1,231,771
TOTAL COMMON STOCKS (Cost $23,530,652)		28,934,246

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  21

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—19.3%
Tri-State Deposit, 5.45%(c)	378,024	$378,024

	NUMBER OF UNITS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—18.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(c)	5,515,103	5,515,103
TOTAL SHORT-TERM INVESTMENTS (Cost $5,893,127)		5,893,127
TOTAL INVESTMENTS—114.4% (Cost $29,423,779)		34,827,373
Money Market Deposit Account—2.3%(d)		702,606
LIABILITIES IN EXCESS OF OTHER ASSETS—(16.7)%		(5,087,614)
TOTAL NET ASSETS—100.0%		$30,442,365

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $5,256,442 which represented 17.3% of net assets.
(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

22  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2024 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Common Stocks	$28,934,246	$28,934,246	$—	$—
Short-Term Investments	378,024	—	378,024	—
Investments Purchased with Proceeds from Securities Lending(a)	5,515,103	—	—	—
Total Assets	$34,827,373	$28,934,246	$378,024	$—

Refer to the Portfolio of Investments for industry classifications.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  23

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—97.8%
Austria—1.0%
ANDRITZ AG	1,671	$105,142
Belgium—0.8%
Azelis Group NV	3,876	79,857
Bermuda—1.7%
Everest Group Ltd.	303	111,771
Renaissance Holdings Ltd.	258	58,004
		169,775
Finland—1.6%
Nordea Bank Abp	13,113	159,631
France—12.3%
Airbus Group SE	1,282	212,119
Alten SA	891	130,886
Capgemini SE	142	34,541
Cie de Saint-Gobain SA	2,493	192,187
Eiffage SA	642	69,913
Rexel SA	7,474	191,866
Sanofi SA	1,805	172,043
SPIE SA	5,415	180,369
Teleperformance SE	154	19,120
TotalEnergies SE	904	57,620
		1,260,664
Germany—9.3%
Allianz SE	374	102,721
Brenntag SE	584	53,322
Commerzbank AG	12,649	146,424
Deutsche Telekom AG	7,046	167,476
Infineon Technologies AG	1,963	70,483
Rheinmetall AG	507	232,642
Siemens AG	1,000	197,969
		971,037
Greece—1.3%
Hellenic Telecommunications Organization SA	8,586	129,545
Ireland—1.8%
AIB Group PLC	11,404	52,944
ICON PLC(a)	282	90,415
Ryanair Holdings PLC - ADR	304	42,028
		185,387
Italy—0.8%
Iveco Group NV(a)	6,532	80,453
Japan—9.3%
Asahi Group Holdings Ltd.	2,500	85,644
Hitachi Ltd.	1,400	118,609
Kansai Paint Co Ltd.	4,900	71,122
Mitsubishi Heavy Industries Ltd.	2,700	213,697
Mitsubishi UFJ Financial Group, Inc.	5,500	56,500
Panasonic Holdings Corp.	10,000	94,536
Renesas Electronics Corp.	7,700	127,228
Sumitomo Mitsui Financial Group, Inc.	2,700	150,429
Takeda Pharmaceutical Co. Ltd.	2,200	64,342
		982,107
Netherlands—3.7%
Aalberts NV	1,129	50,783
Heineken NV	650	60,054
ING Groep NV	11,484	158,041
Stellantis NV	4,275	111,782
		380,660
Singapore—1.0%
United Overseas Bank Ltd.	5,100	106,124
	NUMBER OF SHARES	VALUE
South Korea—2.6%
Hana Financial Group, Inc.	1,503	$63,950
KT Corp.	1,398	41,007
Samsung Electronics Co. Ltd.	2,921	161,219
		266,176
Spain—1.2%
Bankinter SA	20,185	128,493
Switzerland—0.5%
STMicroelectronics NV	1,155	52,445
United Kingdom—9.4%
Hikma Pharmaceuticals PLC	1,628	40,402
Informa PLC	19,002	194,828
Melrose Industries PLC	22,636	181,790
NatWest Group PLC	31,223	94,407
Nomad Foods Ltd.	6,963	128,328
Reckitt Benckiser Group PLC	506	31,971
Smith & Nephew PLC	3,191	42,098
Tesco PLC	41,032	144,722
WH Smith PLC	7,069	110,731
		969,277
United States—39.5%(b)
Abbott Laboratories	1,267	150,317
AbbVie, Inc.	643	113,200
Advanced Micro Devices, Inc.(a)	423	81,440
Alphabet, Inc. - Class A(a)	1,336	184,983
American Express Co.	704	154,472
American Water Works Co., Inc.	619	73,376
Amgen, Inc.	381	104,329
AutoZone, Inc.(a)	10	30,060
Bank of America Corp.	2,406	83,055
Booking Holdings, Inc.(a)	29	100,596
Brinker International, Inc.(a)	1,242	57,554
Cencora, Inc.	741	174,580
Chubb Ltd.	632	159,054
Cigna Group, (The)	95	31,933
Cisco Systems, Inc.	1,315	63,607
Dell Technologies, Inc. - Class C	2,355	222,924
Discover Financial Services	669	80,748
Elevance Health, Inc.	238	119,298
Expedia Group, Inc.(a)	662	90,575
Halliburton Co.	4,502	157,885
Henry Schein, Inc.(a)	1,184	90,540
Humana, Inc.	96	33,631
Huntington Bancshares, Inc.	7,638	99,600
J M Smucker Co.	844	101,423
Johnson & Johnson	567	91,502
JPMorgan Chase & Co.	1,481	275,555
Keurig Dr Pepper, Inc.	3,169	94,785
Match Group, Inc.(a)	1,677	60,439
Microchip Technology, Inc.	562	47,287
Morgan Stanley	1,486	127,855
NOV, Inc.	2,385	40,307
Schlumberger Ltd.	3,096	149,630
Target Corp.	272	41,594
TE Connectivity Ltd.	445	63,884
United Rentals, Inc.	115	79,726
UnitedHealth Group, Inc.	229	113,034
US Foods Holding Corp.(a)	3,454	175,429
Zimmer Biomet Holdings, Inc.	1,344	167,140
		4,087,347
TOTAL COMMON STOCKS (Cost $8,082,586)		10,114,120

The accompanying notes are an integral part of the financial statements.

24  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—1.0%
Tri-State Deposit(c)	103,238	$103,238
TOTAL SHORT-TERM INVESTMENTS (Cost $103,238)		103,238
TOTAL INVESTMENTS—98.8% (Cost $8,185,824)		10,217,358
Money Market Deposit Account—1.3%(d)		133,143
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(14,181)
TOTAL NET ASSETS—100.0%		$10,336,320

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Sociedad Anónima
(a)	Non-income producing security.
(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  25

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2024 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Common Stocks:
Austria	$105,142	$—	$105,142	$—
Belgium	79,857	—	79,857	—
Bermuda	169,775	169,775	—	—
Finland	159,631	—	159,631	—
France	1,260,664	—	1,260,664	—
Germany	971,037	—	971,037	—
Greece	129,545	129,545	—	—
Ireland	185,387	132,443	52,944	—
Italy	80,453	—	80,453	—
Japan	982,107	—	982,107	—
Netherlands	380,660	—	380,660	—
Singapore	106,124	—	106,124	—
South Korea	266,176	—	266,176	—
Spain	128,493	—	128,493	—
Switzerland	52,445	—	52,445	—
United Kingdom	969,277	128,328	840,949	—
United States	4,087,347	4,087,347	—	—
Common Stocks - Total	$10,114,120	$4,647,438	$5,466,682	$—
Short-Term Investments	103,238	—	103,238	—
Total Assets	$10,217,358	$4,647,438	$5,569,920	$—

Refer to the Portfolio of Investments for industry classifications.

The accompanying notes are an integral part of the financial statements.

26  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—96.8%
Bermuda—2.6%
Everest Group Ltd.	8,358	$3,083,100
RenaissanceRe Holdings Ltd.	12,348	2,776,077
		5,859,177
Canada—2.1%
Cenovus Energy, Inc.	178,927	3,118,022
Teck Resources Ltd. - Class B	39,884	1,532,343
		4,650,365
Finland—1.7%
Fortum Oyj	79,988	999,701
Nordea Bank Abp	211,548	2,575,269
		3,574,970
France—9.9%
Airbus Group SE	19,873	3,288,172
Capgemini SE	7,332	1,783,465
Cie de Saint-Gobain SA	39,509	3,045,777
Eiffage SA	25,076	2,730,730
Rexel SA	130,888	3,360,050
Sanofi SA	27,831	2,652,703
Teleperformance SE	3,330	413,446
TotalEnergies SE	68,268	4,351,349
		21,625,692
Germany—8.3%
Brenntag SE	25,525	2,330,547
Commerzbank AG	234,971	2,720,011
Daimler Truck Holding AG	24,905	1,017,480
Deutsche Telekom AG	122,731	2,917,194
Infineon Technologies AG	26,547	953,187
Rheinmetall AG	7,732	3,547,885
Siemens AG	23,999	4,751,060
		18,237,364
Greece—0.4%
Hellenic Telecommunications Organization SA	57,380	865,748
Ireland—4.7%
AIB Group PLC	243,446	1,130,217
CRH PLC	67,287	5,604,390
Ryanair Holdings PLC - ADR(a)	24,983	3,453,900
		10,188,507
Italy—0.6%
Enel SpA	190,400	1,211,526
Japan—9.4%
Asahi Group Holdings Ltd.	37,600	1,288,081
Fuji Electric Co. Ltd.	20,900	1,272,758
Hitachi Ltd.	14,300	1,211,504
Kansai Paint Co. Ltd.	87,300	1,267,128
Mitsubishi Chemical Group Corp.	207,600	1,191,279
Mitsubishi Heavy Industries Ltd.	45,000	3,561,611
Mitsubishi UFJ Financial Group, Inc.	248,500	2,552,794
Panasonic Holdings Corp.	84,200	795,996
Renesas Electronics Corp.	113,200	1,870,413
Ryohin Keikaku Co. Ltd.	86,200	1,362,065
Subaru Corp.	63,000	1,425,425
Sumitomo Mitsui Financial Group, Inc.	43,700	2,434,726
		20,233,780
Luxembourg—0.5%
Tenaris SA	58,623	1,041,233
	NUMBER OF SHARES	VALUE
Netherlands—4.3%
Aalberts NV	35,331	$1,589,218
Heineken NV	13,593	1,255,876
ING Groep NV	210,713	2,899,804
Koninklijke Ahold NV	38,025	1,132,457
Stellantis NV	102,653	2,684,138
		9,561,493
Singapore—1.1%
United Overseas Bank Ltd.	111,400	2,318,079
South Korea—2.6%
Hana Financial Group, Inc.	32,490	1,382,381
KT Corp.	29,620	868,835
Samsung Electronics Co. Ltd.	63,373	3,497,741
		5,748,957
Spain—1.5%
Banco Bilbao Vizcaya Argentaria SA	206,259	2,057,289
Bankinter SA	193,546	1,232,069
		3,289,358
Sweden—1.7%
Loomis AB	30,946	837,448
Svenska Handelsbanken AB - Class A	234,842	2,808,669
		3,646,117
Switzerland—1.7%
Glencore PLC	531,529	2,526,974
STMicroelectronics NV	23,983	1,089,004
		3,615,978
United Kingdom—15.2%
Barratt Developments PLC	156,205	921,632
Beazley PLC	210,514	1,737,695
BP PLC	467,884	2,718,456
Coca-Cola Europacific Partners PLC	39,762	2,728,866
Hikma Pharmaceuticals PLC	54,074	1,341,959
IMI PLC	120,638	2,647,988
Inchcape PLC	166,876	1,440,465
Informa PLC	109,827	1,126,055
JD Sports Fashion PLC	1,259,001	1,881,317
NatWest Group PLC	667,304	2,017,675
Nomad Foods Ltd.	84,904	1,564,781
Reckitt Benckiser Group PLC	41,268	2,607,449
Shell PLC	139,280	4,307,934
SSE PLC	105,038	2,158,796
Tesco PLC	837,530	2,954,014
WH Smith PLC	83,973	1,315,379
		33,470,461
United States—28.5(b)%
Amgen, Inc.	2,857	782,332
AutoZone, Inc.(c)	225	676,355
Bank of America Corp.	46,033	1,589,059
Brinker International, Inc.(c)	23,137	1,072,169
Centene Corp.(c)	14,743	1,156,293
Chubb Ltd.	11,335	2,852,679
Cigna Group, (The)	6,885	2,314,324
Cisco Systems, Inc.	32,485	1,571,299
Dell Technologies, Inc. - Class C	14,768	1,397,939
Elevance Health, Inc.	2,260	1,132,825
Expedia Group, Inc.(c)	11,299	1,545,928
Fifth Third Bancorp	60,470	2,076,540
FleetCor Technologies, Inc.(c)	3,706	1,034,975
Gen Digital, Inc.(a)	74,869	1,608,935

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  27

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
United States—(continued)
Global Payments, Inc.	8,625	$1,118,663
Goldman Sachs Group, Inc.	6,328	2,461,908
HCA Healthcare, Inc.(a)	3,374	1,051,676
Henry Schein, Inc.(c)	21,105	1,613,899
Huntington Bancshares, Inc.	161,668	2,108,151
J M Smucker Co.	11,560	1,389,165
Jacobs Solutions, Inc.	8,397	1,231,420
Johnson & Johnson	9,907	1,598,792
JPMorgan Chase & Co.	20,845	3,878,420
Kellanova(a)	33,115	1,826,292
LKQ Corp.	17,816	931,599
McKesson Corp.	5,028	2,621,649
PayPal Holdings, Inc.(c)	17,547	1,058,786
Phillips 66	5,762	821,143
Schlumberger Ltd.	40,055	1,935,858
Science Applications International Corp.	6,222	870,831
Southern Co.(a)	21,478	1,444,396
TE Connectivity Ltd.(a)	7,318	1,050,572
Textron, Inc.	35,801	3,188,795
United Rentals, Inc.	2,295	1,591,055
US Foods Holding Corp.(a)(c)	67,701	3,438,534
WillScot Mobile Mini Holdings Corp.(a)(c)	29,015	1,385,466
Zimmer Biomet Holdings, Inc.	22,701	2,823,097
		62,251,819
TOTAL COMMON STOCKS (Cost $164,967,605)		211,390,624
	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—7.6%
Tri-State Deposit, 5.45%(d)	5,023,099	$5,023,099

	NUMBER OF UNITS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—5.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(d)	11,482,091	11,482,091
TOTAL SHORT-TERM INVESTMENTS (Cost $16,505,190)		16,505,190
TOTAL INVESTMENTS—104.4% (Cost $181,472,795)		227,895,814
Money Market Deposit Account—0.8%(e)		1,721,400
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.2)%		(11,325,272)
TOTAL NET ASSETS—100.0%		$218,291,942

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Sociedad Anónima
(a)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $11,231,378 which represented 5.1% of net assets.
(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(e)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

28  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2024 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Common Stocks:
Bermuda	$5,859,177	$5,859,177	$—	$—
Canada	4,650,365	4,650,365	—	—
Finland	3,574,970	—	3,574,970	—
France	21,625,692	—	21,625,692	—
Germany	18,237,364	—	18,237,364	—
Greece	865,748	865,748	—	—
Ireland	10,188,507	3,453,900	6,734,607	—
Italy	1,211,526	—	1,211,526	—
Japan	20,233,780	—	20,233,780	—
Luxembourg	1,041,233	—	1,041,233	—
Netherlands	9,561,493	—	9,561,493	—
Singapore	2,318,079	—	2,318,079	—
South Korea	5,748,957	—	5,748,957	—
Spain	3,289,358	—	3,289,358	—
Sweden	3,646,117	—	3,646,117	—
Switzerland	3,615,978	—	3,615,978	—
United Kingdom	33,470,461	4,293,647	29,176,814	—
United States	62,251,819	62,251,819	—	—
Common Stocks - Total	$211,390,624	$81,374,656	$130,015,968	$—
Short-Term Investments	5,023,099	—	5,023,099	—
Investments Purchased with Proceeds from Securities Lending(a)	11,482,091	—	—	—
Total Assets	$227,895,814	$81,374,656	$135,039,067	$—

Refer to the Portfolio of Investments for industry classifications.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  29

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—92.8%
Brazil—9.2%
Cia Siderurgica Nacional SA	36,700	$124,620
Cielo SA	275,400	294,730
Eletromidia SA(a)	57,276	186,653
Marfrig Global Foods SA(a)	102,200	201,065
Minerva SA	148,900	204,280
Sendas Distribuidora SA	104,700	299,498
TIM SA	19,400	70,714
TIM SA - ADR	4,614	85,313
Vale SA - ADR	30,611	410,494
Vibra Energia SA	56,900	293,594
		2,170,961
Cayman Islands—2.2%
StoneCo Ltd. - Class A(a)	29,937	515,215
China—41.8%(b)
Alibaba Group Holding Ltd.	5,600	51,485
Anhui Conch Cement Co., Ltd. - Class H	39,000	84,863
Beijing New Building Materials PLC - Class A	139,500	544,127
Beijing Roborock Technology Co., Ltd. - Class A	9,078	411,326
BOE Technology Group Co., Ltd. - Class A	1,704,690	944,766
COSCO SHIPPING Holdings Co., Ltd. - Class A	210,300	306,975
Daqo New Energy Corp. - ADR(a)	12,017	255,722
GoerTek, Inc. - Class A	132,600	306,954
Gree Electric Appliances, Inc. of Zhuhai - Class A	133,900	725,951
Guangdong Tapai Group Co., Ltd. - Class A	117,100	118,386
Guizhou Tyre Co., Ltd. - Class A	247,300	198,645
Hang Zhou Great Star Industrial Co., Ltd. - Class A	97,400	293,908
Hello Group, Inc. - ADR	12,425	81,881
Henan Shuanghui Investment & Development Co., Ltd. - Class A	71,600	290,377
Huaxin Cement Co., Ltd. - Class A	72,900	137,352
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	94,300	241,278
JD.com, Inc. - Class A	305	3,440
JD.com, Inc. - ADR	2,211	50,013
Kuaishou Technology(a)	36,100	203,854
LB Group Co., Ltd. - Class A	80,100	208,801
Longfor Group Holdings Ltd.	169,500	212,300
Midea Group Co., Ltd. - Class A	91,000	790,451
Satellite Chemical Co., Ltd. - Class A(a)	162,200	373,045
Shandong Pharmaceutical Glass Co., Ltd. - Class A	12,200	44,616
Shandong Sun Paper Industry JSC Ltd. - Class A	157,700	311,739
Sunny Optical Technology Group Co., Ltd.	14,200	91,390
Suofeiya Home Collection Co., Ltd. - Class A	71,500	162,715
Tangshan Sanyou Chemical Industries Co., Ltd. - Class A	150,000	108,856
Triangle Tyre Co., Ltd. - Class A	86,200	194,101
	NUMBER OF SHARES	VALUE
China—(continued)
Vipshop Holdings Ltd. - ADR(a)	16,997	$327,192
Wangsu Science & Technology Co., Ltd. - Class A	184,800	263,248
Weichai Power Co., Ltd. - Class A	462,400	1,085,402
Weichai Power Co., Ltd. - Class H	69,000	135,817
Wingtech Technology Co., Ltd. - Class A(a)	28,700	152,047
Xiamen Xiangyu Co., Ltd. - Class A	123,400	117,183
Xinfengming Group Co., Ltd. - Class A(a)	81,900	156,028
		9,986,234
Cyprus—0.0%(c)
Fix Price Group PLC - GDR(d)	5,934	0
Greece—0.9%
Star Bulk Carriers Corp.	8,895	212,324
Hong Kong—5.5%
China Resources Land Ltd.	76,000	232,131
Futu Holdings Ltd. - ADR(a)	4,457	238,539
Orient Overseas International Ltd.	10,000	154,853
Techtronic Industries Co., Ltd.	41,500	447,711
WH Group Ltd.	189,500	113,881
Yuexiu Property Co., Ltd.	165,000	109,728
		1,296,843
Hungary—0.1%
Richter Gedeon Nyrt	1,253	33,358
India—2.9%
Bajaj Auto Ltd.	3,973	378,663
Power Grid Corp. of India Ltd.	60,440	206,492
Zydus Lifesciences Ltd.	7,413	84,146
		669,301
Israel—1.5%
Monday.com Ltd.(a)	651	145,180
Teva Pharmaceutical Industries Ltd. - ADR(a)	15,805	207,836
		353,016
Malaysia—0.9%
Petronas Chemicals Group Bhd	75,800	111,879
Top Glove Corp. Bhd(a)	676,700	114,850
		226,729
Mexico—0.7%
Coca-Cola Femsa SAB de CV - ADR	748	72,593
Grupo Financiero Banorte SAB de CV	9,100	94,127
		166,720
Russia—0.0%(c)
HeadHunter Group PLC - ADR(a)(d)	3,106	0
Magnit PJSC(d)	2,995	0
Sberbank of Russia PJSC - ADR(a)(d)	9,522	0
		0
Saudi Arabia—1.1%
Saudi Basic Industries Corp.	12,611	264,945
Singapore—1.0%
DBS Group Holdings Ltd.	1,556	38,581
Singapore Airlines Ltd.	34,200	164,613
United Overseas Bank Ltd.	1,700	35,375
		238,569

The accompanying notes are an integral part of the financial statements.

30  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
South Africa—0.7%
Aspen Pharmacare Holdings Ltd.	2,489	$25,434
Life Healthcare Group Holdings Ltd.	28,783	26,337
Sappi Ltd.	26,422	63,603
Thungela Resources Ltd.	5,047	27,630
Thungela Resources Ltd.	3,370	18,190
		161,194
South Korea—10.8%
Classys, Inc.	2,851	68,945
Hana Financial Group, Inc.	4,054	172,489
Hankook Tire & Technology Co., Ltd.	2,708	110,325
HK inno N Corp.(a)	2,227	64,063
Kumho Petrochemical Co., Ltd.(a)	717	79,628
Samsung Electronics Co., Ltd.	13,347	736,660
Samsung Electronics Co., Ltd. - GDR	81	110,162
SK Hynix, Inc.	8,803	1,037,737
SK Square Co., Ltd.(a)	3,493	183,287
		2,563,296
Taiwan—11.3%
Eva Airways Corp.	292,000	290,527
Evergreen Marine Corp. Taiwan Ltd.	111,000	581,497
Formosa Chemicals & Fibre Corp.	29,000	52,522
Genius Electronic Optical Co., Ltd.	17,000	228,050
Hiwin Technologies Corp.	17,000	129,174
Largan Precision Co., Ltd.	2,000	164,139
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,367	304,561
Taiwan Semiconductor Manufacturing Co., Ltd.	15,000	328,718
Walsin Technology Corp.	74,000	262,846
Yageo Corp.	13,000	229,689
Yang Ming Marine Transport Corp.	84,000	132,526
		2,704,249
Thailand—0.5%
Indorama Ventures PCL(d)	167,900	109,078
United Kingdom—0.3%
Hikma Pharmaceuticals PLC	2,681	66,535
United States—1.1%
Mosaic Co.	8,589	267,633
Uruguay—0.3%
Arcos Dorados Holdings, Inc. - Class A	6,662	79,011
TOTAL COMMON STOCKS (Cost $20,166,523)		22,085,211
PREFERRED STOCKS—2.9%
Brazil—1.0%
Braskem SA	15,900	66,976
Braskem SA	7,906	66,964
Usinas Siderurgicas de Minas Gerais S/A Usiminas	48,900	108,206
		242,146
South Korea—1.9%
Samsung Electronics Co., Ltd.	9,195	440,318
TOTAL PREFERRED STOCKS (Cost $581,175)		682,464
	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—2.1%
Tri-State Deposit, 5.45%(e)	501,146	$501,146
TOTAL SHORT-TERM INVESTMENTS (Cost $501,146)		501,146
TOTAL INVESTMENTS—97.8% (Cost $21,248,844)		23,268,821
Money Market Deposit Account—4.4%(f)		1,045,556
LIABILITIES IN EXCESS OF OTHER ASSETS—(2.2)%		(519,136)
TOTAL NET ASSETS—100.0%		$23,795,241

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Sociedad Anónima
SAB de CV	Sociedad Anónima Bursátil de Capital Variable
(a)	Non-income producing security.
(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(c)	Represents less than 0.05% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as valuation designee. These securities represented $109,078 or 0.5% of net assets as of February 29, 2024.
(e)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(f)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  31

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 29, 2024, are as follows:

REFERENCE ENTITY	COUNTERPARTY	MATURITY DATE	FINANCING RATE	PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long
Russia
Detsky Mir PJSC	Goldman Sachs	9/18/2025	5.33%	Monthly	$66,307	$0	$(6,113)
Total Long							(6,113)
Net unrealized gain/(loss) on Contracts For Difference							$(6,113)

The accompanying notes are an integral part of the financial statements.

32  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS EMERGING MARKETS FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2024 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Common Stocks:
Brazil	$2,170,961	$2,170,961	$—	$—
Cayman Islands	515,215	515,215	—	—
China	9,986,234	1,021,783	8,964,451	—
Cyprus	—	—	—	—	^
Greece	212,324	212,324	—	—
Hong Kong	1,296,843	238,539	1,058,304	—
Hungary	33,358	33,358	—	—
India	669,301	—	669,301	—
Israel	353,016	353,016	—	—
Malaysia	226,729	—	226,729	—
Mexico	166,720	166,720	—	—
Russia	—	—	—	—	^
Saudi Arabia	264,945	—	264,945	—
Singapore	238,569	—	238,569	—
South Africa	161,194	161,194	—	—
South Korea	2,563,296	—	2,563,296	—
Taiwan	2,704,249	595,088	2,109,161	—
Thailand	109,078	—	—	109,078
United Kingdom	66,535	—	66,535	—
United States	267,633	267,633	—	—
Uruguay	79,011	79,011	—	—
Common Stocks - Total	$22,085,211	$5,814,842	$16,161,291	$109,078
Preferred Stocks:
Brazil	242,146	242,146	—	—
South Korea	440,318	—	440,318	—
Preferred Stocks - Total	682,464	242,146	440,318	—
Short-Term Investments	501,146	—	501,146	—
Total Assets	$23,268,821	$6,056,988	$17,102,755	$109,078
Other Financial Instruments*:
Liabilities
Contracts For Difference	$(6,113)	$—	$—	$(6,113)
Total Liabilities	$(6,113)	$—	$—	$(6,113)

^	Value equals 0 as of the end of the reporting period.
*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 29, 2024.

Refer to the Portfolio of Investments for industry classifications.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  33

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—98.9%
Communication Services—5.8%
Alphabet, Inc. - Class A(a)(b)	7,836	$1,084,972
Baidu, Inc. - Class A(a)	54,898	694,646
Entravision Communications Corp. - Class A(b)	140,739	541,845
Nexstar Media Group, Inc. - Class A(c)	2,269	377,040
SurgePays, Inc.(a)(c)	22,102	171,512
Vivid Seats, Inc. - Class A(a)	60,757	365,757
ZoomInfo Technologies, Inc.(a)	17,217	288,557
		3,524,329
Consumer Discretionary—10.6%
Alibaba Group Holding Ltd.	31,704	291,477
Arcos Dorados Holdings, Inc. - Class A(c)	91,925	1,090,230
Bowlero Corp.(c)	17,697	220,328
BYD Co., Ltd. - ADR	3,209	158,460
Carriage Services, Inc.(b)	9,467	234,971
Cavco Industries, Inc.(a)(c)	1,707	635,978
JD.com, Inc. - Class A	41,636	469,899
Las Vegas Sands Corp.(b)(c)	5,877	320,414
Monarch Casino & Resort, Inc.	4,504	316,856
Perdoceo Education Corp.(b)	19,854	353,600
Phinia, Inc.(c)	9,054	309,828
Pinstripes Holdings, Inc.(a)(c)	67,473	232,107
Potbelly Corp.(a)(b)	26,706	370,679
Stellantis NV	33,922	890,792
Stride, Inc.(a)(b)	8,639	516,180
		6,411,799
Consumer Staples—5.7%
British American Tobacco PLC - ADR(c)	25,814	771,580
Coca-Cola Europacific Partners PLC	6,630	455,017
J M Smucker Co.	3,856	463,375
Kenvue, Inc.(b)	21,929	416,651
Molson Coors Brewing Co. - Class B(c)	6,464	403,483
Turning Point Brands, Inc.	15,046	380,664
Vector Group Ltd.(b)	50,366	562,084
		3,452,854
Energy—6.1%
BP PLC - ADR	21,073	737,344
Canadian Natural Resources Ltd.	23,402	1,630,886
Marathon Petroleum Corp.(b)	4,189	708,905
Schlumberger Ltd.	6,228	300,999
VAALCO Energy, Inc.(c)	62,744	279,838
		3,657,972
Financials—19.7%
American International Group, Inc.(b)	5,328	388,358
Bank of America Corp.(b)	22,082	762,271
BGC Group, Inc. - Class A(c)	207,581	1,442,688
Charles Schwab Corp.(b)	4,762	318,006
Citigroup, Inc.(b)	11,393	632,198
Crawford & Co. - Class A(b)	27,255	319,156
Fairfax Financial Holdings Ltd.	1,586	1,688,725
Fidelis Insurance Holdings Ltd.(a)	29,516	441,559
Greenlight Capital Re Ltd. - Class A(a)	30,388	383,800
	NUMBER OF SHARES	VALUE
Financials—(continued)
I3 Verticals, Inc. - Class A(a)(c)	16,583	$353,384
Intercorp Financial Services, Inc.	11,859	323,751
International General Insurance Holdings Ltd.	19,594	240,027
Jefferies Financial Group, Inc.(b)	13,798	577,032
KB Financial Group, Inc. - ADR	12,039	570,047
PayPal Holdings, Inc.(a)	5,795	349,670
Shift4 Payments, Inc. - Class A(a)(c)	9,141	751,573
Stifel Financial Corp.(b)	13,334	1,011,517
Wells Fargo & Co.(b)	13,304	739,569
Willis Towers Watson PLC	2,178	593,745
		11,887,076
Health Care—17.3%
Amgen, Inc.(b)	2,746	751,937
Biote Corp.(a)(c)	43,761	260,378
Bristol-Myers Squibb Co.(c)	12,509	634,832
Catalyst Pharmaceuticals, Inc.(a)(b)	55,746	893,608
Centene Corp.(a)(b)	7,828	613,950
Cigna Group, (The)(b)	3,031	1,018,840
CVS Health Corp.(b)	4,055	301,570
Elevance Health, Inc.(b)	1,054	528,318
HCA Healthcare, Inc.(b)	1,635	509,630
Jazz Pharmaceuticals PLC(a)	3,958	470,606
Johnson & Johnson(b)	5,337	861,285
Lantheus Holdings, Inc.(a)(c)	12,508	817,773
Medtronic PLC(b)	7,982	665,380
Novartis AG - ADR	6,152	621,167
PetIQ, Inc.(a)	22,444	408,705
Quipt Home Medical Corp.(a)	81,822	351,016
UnitedHealth Group, Inc.	1,459	720,162
		10,429,157
Industrials—13.3%
Alaska Air Group, Inc.(a)(c)	6,754	252,532
Barrett Business Services, Inc.(b)	7,183	876,254
Brady Corp. - Class A	6,361	370,719
Builders FirstSource, Inc.(a)(b)(c)(d)	2,573	502,198
CACI International, Inc. - Class A(a)	1,598	599,010
CoreCivic, Inc.(a)	40,221	612,566
Euroseas Ltd.	13,769	535,614
Galliford Try Holdings PLC	163,676	498,697
Heidrick & Struggles International, Inc.(b)	7,110	241,740
Lyft, Inc. - Class A(a)	19,696	312,772
Quanta Services, Inc.(b)	1,543	372,650
RCM Technologies, Inc.(a)	10,050	277,380
Ryanair Holdings PLC - ADR(c)	4,788	661,942
Sterling Infrastructure, Inc.(a)(b)	9,067	966,906
Textron, Inc.	8,912	793,792
V2X, Inc.(a)	6,100	234,850
		8,109,622
Information Technology—14.5%
Adeia, Inc.	30,843	349,760
AudioCodes Ltd.	21,896	297,786
Check Point Software Technologies Ltd.(a)	6,978	1,119,411
Cognizant Technology Solutions Corp. - Class A(b)	8,364	660,923
DocuSign, Inc.(a)	6,266	333,790
Dropbox, Inc. - Class A(a)(b)	9,067	217,155

The accompanying notes are an integral part of the financial statements.

34  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Information Technology—(continued)
Extreme Networks, Inc.(a)	25,644	$324,140
Hackett Group, Inc.(b)	22,615	559,043
InterDigital, Inc.(c)	7,085	758,237
Nano Dimension Ltd. - ADR(a)(c)	92,902	264,771
Open Text Corp.(b)	23,510	904,900
Oracle Corp.(b)	2,356	263,118
Photronics, Inc.(a)(b)	27,930	804,106
Pure Storage, Inc. - Class A(a)(c)	6,897	363,127
QUALCOMM, Inc.(b)	4,089	645,203
Rimini Street, Inc.(a)	64,671	208,887
Telefonaktiebolaget LM Ericsson - ADR(b)(c)	97,980	533,011
		8,607,368
Materials—3.5%
Berry Global Group, Inc.(b)	3,986	232,025
Dundee Precious Metals, Inc.	43,413	293,653
Ecovyst, Inc.(a)	76,242	735,735
Ferroglobe PLC(a)	48,626	221,248
Rio Tinto PLC - ADR(b)	3,331	214,949
Ternium SA - ADR(b)	9,390	380,671
		2,078,281
Real Estate—2.4%
Newmark Group, Inc. - Class A(b)	90,917	980,994
Simon Property Group, Inc.(c)	2,054	304,280
Star Holdings(a)	13,692	169,096
		1,454,370
TOTAL COMMON STOCKS (Cost $41,688,792)		59,612,828

SHORT-TERM INVESTMENTS—15.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 5.22%(b)(e)	638	638
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 5.18%(b)(e)	638	638
Fidelity Treasury Portfolio - Class I, 5.20%(b)(e)	638	638
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 5.17%(b)(e)	638	638
MSILF Prime Portfolio - Class Institutional, 5.40%(e)	55	55
	NUMBER OF UNITS	VALUE
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—15.5%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(e)	9,341,219	$9,341,219
TOTAL SHORT-TERM INVESTMENTS (Cost $9,343,826)		9,343,826
TOTAL INVESTMENTS—114.4% (Cost $51,032,618)		68,956,654
Money Market Deposit Account—0.0%(b)(f)		334
LIABILITIES IN EXCESS OF OTHER ASSETS—(14.4)%		(8,534,617)
TOTAL NET ASSETS—100.0%		$60,422,371

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Sociedad Anónima
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(c)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $9,082,288 which represented 15.0% of net assets.
(d)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(e)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(f)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  35

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Securities Sold Short

	NUMBER OF SHARES	VALUE
COMMON STOCKS—(20.6)%
Communication Services—(2.5)%
Clear Channel Outdoor Holdings, Inc.	(177,786)	$(305,792)
CTC Communications Group, Inc.(a)	(98,900)	0
Lions Gate Entertainment Corp. - Class A	(32,284)	(313,478)
PSQ Holdings, Inc.	(19,704)	(92,215)
QuinStreet, Inc.	(19,210)	(281,042)
Rumble, Inc.	(47,640)	(311,089)
Snap, Inc. - Class A	(15,963)	(175,912)
		(1,479,528)
Consumer Discretionary—(5.4)%
Birkenstock Holding PLC	(5,287)	(264,403)
Brunswick Corp.	(4,970)	(434,378)
Dutch Bros, Inc. - Class A	(6,984)	(203,444)
Floor & Decor Holdings, Inc. - Class A	(3,507)	(424,768)
Goodyear Tire & Rubber Co.	(17,757)	(210,953)
Krispy Kreme, Inc.	(23,579)	(305,112)
LGI Homes, Inc.	(2,013)	(229,663)
Peloton Interactive, Inc. - Class A	(23,498)	(106,211)
Portillo’s, Inc. - Class A	(12,224)	(177,615)
Qsound Labs, Inc.(a)	(4,440)	0
Tesla, Inc.	(2,429)	(490,367)
Warby Parker, Inc. - Class A	(17,493)	(222,336)
Workhorse Group, Inc.	(77,319)	(25,871)
YETI Holdings, Inc.	(3,963)	(162,642)
		(3,257,763)
Consumer Staples—(1.2)%
Amish Naturals, Inc.(a)	(25,959)	0
Duckhorn Portfolio, Inc.	(10,951)	(104,144)
Utz Brands, Inc.	(13,116)	(232,022)
Westrock Coffee Co.	(35,462)	(358,875)
		(695,041)
Energy—(0.2)%
Beard Co.	(9,710)	0
OPAL Fuels, Inc. - Class A	(21,231)	(101,484)
		(101,484)
Financials—(1.5)%
Affirm Holdings, Inc.	(4,181)	(156,871)
Credit Acceptance Corp.	(577)	(319,427)
P10, Inc. - Class A	(17,203)	(159,472)
Upstart Holdings, Inc.	(9,544)	(245,758)
		(881,528)
Health Care—(1.8)%
10X Genomics, Inc. - Class A	(2,709)	(126,348)
BodyTel Scientific, Inc.(a)	(4,840)	0
CareView Communications, Inc.	(165,489)	(9,259)
Establishment Labs Holdings, Inc.	(5,527)	(252,473)
LifeStance Health Group, Inc.	(37,744)	(315,162)
PROCEPT BioRobotics Corp.	(8,256)	(399,095)
		(1,102,337)
Industrials—(2.6)%
Ameresco, Inc. - Class A	(5,730)	(120,101)
Applied Energetics, Inc.	(54,756)	(103,489)
Corporate Resource Services, Inc.(a)	(218,896)	(22)
Custom Truck One Source, Inc.	(28,940)	(185,795)
DynaMotive Energy Systems Corp.(a)	(72,185)	(7)
	NUMBER OF SHARES	VALUE
Industrials—(continued)
Ener1, Inc.(a)	(102,820)	$(10)
Fiverr International Ltd.	(8,416)	(198,618)
Hayward Holdings, Inc.	(22,052)	(326,149)
Li-Cycle Holdings Corp.	(54,149)	(19,494)
MillerKnoll, Inc.	(11,878)	(362,873)
Omega Flex, Inc.	(3,309)	(230,472)
Sunrun, Inc.	(6,004)	(72,288)
Valence Technology, Inc.(a)	(27,585)	(3)
		(1,619,321)
Information Technology—(5.4)%
ANTs software, Inc.(a)	(10,334)	(1)
C3.ai, Inc. - Class A	(4,028)	(148,915)
Consygen, Inc.(a)	(200)	0
Entegris, Inc.	(2,239)	(300,832)
Envestnet, Inc.	(8,118)	(418,321)
HashiCorp, Inc. - Class A	(6,090)	(158,766)
Impinj, Inc.	(3,856)	(421,152)
Interliant, Inc.(a)	(600)	0
IonQ, Inc.	(16,516)	(171,106)
LG Display Co., Ltd. - ADR	(50,654)	(211,734)
Lightwave Logic, Inc.	(54,237)	(228,338)
MicroVision, Inc.	(85,226)	(201,133)
nCino, Inc.	(5,853)	(174,654)
Nestor, Inc.(a)	(15,200)	(2)
Netlist, Inc.	(39,991)	(63,986)
Novanta, Inc.	(1,248)	(215,829)
Snowflake, Inc. - Class A	(817)	(153,825)
Sprout Social, Inc. - Class A	(5,384)	(332,839)
Tiger Telematics, Inc.(a)	(6,510)	0
Uni-Pixel, Inc.	(19,665)	0
Worldgate Communications, Inc.(a)	(582,655)	(58)
XRiver Corp.(a)	(34,156)	0
		(3,201,491)
TOTAL COMMON STOCKS (Proceeds $18,217,665)		(12,338,493)

	CONTRACTS
RIGHTS—0.0%(b)
Information Technology—0.0%(b)
LG Display Co., Ltd., Expires 03/04/2024, Exercise Price $4.18(a)(c)	(16,103)	0
TOTAL RIGHTS (Proceeds $0)		0
TOTAL SECURITIES SOLD SHORT—(20.6)% (Proceeds $18,217,665)		$(12,338,493)

(a)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as valuation designee. These securities represented $(103) or 0.0% of net assets as of February 29, 2024.
(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day effective yield as of February 29, 2024.
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

36  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Options Written

	NOTIONAL AMOUNT	CONTRACTS	VALUE
OPTIONS WRITTEN—(0.2)% (a)(b)
Call Options—(0.2)%
Builders FirstSource, Inc., Expiration: 01/17/2025; Exercise Price: $180.00	$(429,396)	(22)	$(92,510)
TOTAL OPTIONS WRITTEN (Premiums received $57,353)			$(92,510)

(a)	Exchange-traded.
(b)	100 shares per contract.
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  37

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 29, 2024, are as follows:

REFERENCE ENTITY	COUNTERPARTY	MATURITY DATE	FINANCING RATE	PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Short
United States
Azek Co., Inc.	JPMorgan	08/31/26	5.06%	Termination	$(210,433)	$0	$(70,159)
Azek Co., Inc.	JPMorgan	09/28/26	5.06	Termination	(120,660)	0	(45,995)
Confluent, Inc.	JPMorgan	08/31/26	5.06	Termination	(237,937)	0	(14,472)
Confluent, Inc.	JPMorgan	09/28/26	5.06	Termination	(65,674)	0	(9,942)
Freshpet, Inc.	JPMorgan	08/31/26	4.95	Termination	(145,809)	0	(52,374)
Freshpet, Inc.	JPMorgan	09/28/26	4.95	Termination	(110,317)	0	(47,350)
Glaukos Corp.	JPMorgan	08/31/26	5.06	Termination	(305,458)	0	(50,306)
Navitas Semiconductor Corp.	JPMorgan	08/31/26	5.06	Termination	(183,697)	0	67,615
Navitas Semiconductor Corp.	JPMorgan	09/28/26	5.06	Termination	(50,710)	0	6,216
Nerdy, Inc.	JPMorgan	08/31/26	4.62	Termination	(155,426)	0	96,365
Nerdy, Inc.	JPMorgan	09/28/26	4.62	Termination	(42,908)	0	5,824
WW International, Inc.	JPMorgan	08/31/26	5.06	Termination	(124,800)	0	284,339
							169,761
Total Short							169,761
Net unrealized gain/(loss) on Contracts For Difference							$169,761

The accompanying notes are an integral part of the financial statements.

38  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2024 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Common Stocks:
Communication Services	$3,524,329	$2,829,683	$694,646	$—
Consumer Discretionary	6,411,799	5,650,423	761,376	—
Consumer Staples	3,452,854	3,452,854	—	—
Energy	3,657,972	3,657,972	—	—
Financials	11,887,076	11,887,076	—	—
Health Care	10,429,157	10,429,157	—	—
Industrials	8,109,622	7,610,925	498,697	—
Information Technology	8,607,368	8,607,368	—	—
Materials	2,078,281	2,078,281	—	—
Real Estate	1,454,370	1,454,370	—	—
Common Stocks - Total	$59,612,828	$57,658,109	$1,954,719	$—
Rights	—	—	—	—
Investments Purchased with Proceeds from Securities Lending(a)	9,341,219	—	—	—
Short-Term Investments	2,607	2,607	—	—
Total Assets	$68,956,654	$57,660,716	$1,954,719	$—

	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
Liabilities:
Common Stocks
Communication Services	(1,479,528)	(1,479,528)	—		—	^
Consumer Discretionary	(3,257,763)	(3,257,763)	—		—	^
Consumer Staples	(695,041)	(695,041)	—		—	^
Energy	(101,484)	(101,484)	—	^	—
Financials	(881,528)	(881,528)	—		—
Health Care	(1,102,337)	(1,102,337)	—		—	^
Industrials	(1,619,321)	(1,619,279)	—		(42)
Information Technology	(3,201,491)	(3,201,430)	—		(61)
Common Stocks - Total	(12,338,493)	(12,338,390)	—	^	(103)
Options Written	(92,510)	—	(92,510)		—
Total Liabilities	$(12,431,003)	$(12,338,390)	$(92,510)		$(103)
Other Financial Instruments*:
Assets
Contracts For Difference	$460,359	$460,359	$—		$—
Total Assets	$460,359	$460,359	$—		$—
Liabilities
Contracts For Difference	$(290,598)	$(290,598)	$—		$—
Total Liabilities	$(290,598)	$(290,598)	$—		$—

^	Value equals 0 as of the end of the reporting period.
*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 29, 2024.

Refer to the Portfolio of Investments for industry classifications.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  39

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—96.9%
Communication Services—6.1%
Alphabet, Inc. - Class A(a)	41,011	$5,678,384
Cars.com, Inc.(a)	146,548	2,687,690
Deutsche Telekom AG	85,949	2,042,922
Informa PLC	282,596	2,897,454
Live Nation Entertainment, Inc.(a)	32,937	3,194,230
Match Group, Inc.(a)	51,807	1,867,124
Nexstar Media Group, Inc. - Class A(b)	8,514	1,414,771
Omnicom Group, Inc.	23,115	2,043,135
Take-Two Interactive Software, Inc.(a)(b)	22,687	3,333,401
TEGNA, Inc.	160,598	2,249,978
T-Mobile US, Inc.(b)	25,618	4,183,419
Vivid Seats, Inc. - Class A(a)	180,527	1,086,773
Warner Bros Discovery, Inc.(a)	136,319	1,198,244
		33,877,525
Consumer Discretionary—8.8%
AutoZone, Inc.(a)	988	2,969,948
Booking Holdings, Inc.(a)	1,589	5,511,970
Boyd Gaming Corp.	49,446	3,269,864
Capri Holdings Ltd.(a)	29,160	1,345,151
Crocs, Inc.(a)	10,192	1,245,972
eBay, Inc.	18,510	875,153
Entain PLC	148,663	1,715,452
Flutter Entertainment PLC(a)	15,359	3,325,782
Frontdoor, Inc.(a)	94,301	2,957,279
Genting Singapore Ltd.	2,962,000	2,004,474
Lennar Corp. - Class A	8,723	1,382,683
LKQ Corp.(b)	22,319	1,167,061
MGM Resorts International(a)	81,844	3,542,207
Restaurant Brands International, Inc.	53,204	4,131,290
Ross Stores, Inc.(c)	23,334	3,475,832
Tempur Sealy International, Inc.(b)	38,130	2,076,941
TJX Cos., Inc.(b)	31,304	3,103,479
Wyndham Hotels & Resorts, Inc.	34,995	2,678,867
Wynn Macau Ltd.(a)	2,577,300	2,173,914
		48,953,319
Consumer Staples—3.9%
Albertsons Cos., Inc. - Class A	117,848	2,389,957
Constellation Brands, Inc. - Class A	7,405	1,840,291
J M Smucker Co.	11,941	1,434,950
Nomad Foods Ltd.	109,354	2,015,394
Philip Morris International, Inc.	42,518	3,824,919
Simply Good Foods Co.(a)	44,744	1,587,517
Target Corp.	15,511	2,371,942
US Foods Holding Corp.(a)(b)	64,910	3,296,779
Walmart, Inc.	48,693	2,853,897
		21,615,646
Energy—8.0%
BP PLC - ADR	91,844	3,213,622
Canadian Natural Resources Ltd.	20,024	1,395,473
Cenovus Energy, Inc.	161,883	2,821,621
Diamondback Energy, Inc.	15,961	2,913,202
Kosmos Energy Ltd.(a)(b)	193,121	1,185,763
Marathon Petroleum Corp.(b)	25,439	4,305,042
MEG Energy Corp.(a)	93,122	1,993,290
Noble Corp. PLC	54,094	2,261,670
NOV, Inc.	133,495	2,256,066
	NUMBER OF SHARES	VALUE
Energy—(continued)
Peabody Energy Corp.	80,055	$1,982,962
Phillips 66	35,152	5,009,511
Schlumberger Ltd.	98,520	4,761,472
Shell PLC - ADR	51,124	3,212,121
Technip Energies NV	75,727	1,646,855
Tidewater, Inc.(a)	37,945	2,657,288
Weatherford International PLC(a)	30,569	3,136,685
		44,752,643
Financials—18.9%
AIB Group PLC	210,998	979,575
American Express Co.	11,888	2,608,465
Ameriprise Financial, Inc.(b)	12,677	5,164,103
Aon PLC - Class A	11,556	3,651,580
Arthur J Gallagher & Co.	10,332	2,520,285
Bank of America Corp.(b)	198,319	6,845,972
Bankinter SA	111,595	710,388
Beazley PLC	229,950	1,898,130
Berkshire Hathaway, Inc. - Class B(a)(b)	7,371	3,017,687
BRP Group, Inc. - Class A(a)	45,213	1,257,826
Charles Schwab Corp.	19,148	1,278,703
Chubb Ltd.	11,466	2,885,648
Commerzbank AG	64,713	749,114
DBS Group Holdings Ltd.	37,000	917,425
Discover Financial Services	29,358	3,543,511
East West Bancorp, Inc.(b)	40,539	2,953,672
Evercore, Inc. - Class A	7,923	1,482,235
Everest Group Ltd.	6,805	2,510,228
Fifth Third Bancorp(b)	66,324	2,277,566
Fiserv, Inc.(a)	7,460	1,113,554
FleetCor Technologies, Inc.(a)(b)	7,580	2,116,867
Global Payments, Inc.	13,561	1,758,862
Goldman Sachs Group, Inc.(b)	2,972	1,156,257
Hana Financial Group, Inc.	34,814	1,481,262
Huntington Bancshares, Inc.(b)	285,834	3,727,275
ING Groep NV	176,951	2,435,176
JPMorgan Chase & Co.(b)	50,846	9,460,406
Markel Group, Inc.(a)(b)	1,657	2,473,039
Morgan Stanley	31,281	2,691,417
NatWest Group PLC	391,931	1,185,051
Nordea Bank Abp	219,206	2,668,493
Progressive Corp.	20,506	3,887,117
Renaissance Holdings Ltd.	11,180	2,513,488
SLM Corp.(b)	58,925	1,227,408
Sumitomo Mitsui Financial Group, Inc.	20,600	1,147,720
Synchrony Financial(b)	12,632	521,702
Travelers Cos., Inc.	9,058	2,001,456
United Overseas Bank Ltd.	87,000	1,810,349
W R Berkley Corp.(b)	15,544	1,299,478
Wells Fargo & Co.	168,338	9,357,908
White Mountains Insurance Group Ltd.	1,049	1,851,947
		105,138,345
Health Care—12.7%
Abbott Laboratories(b)	45,989	5,456,135
AbbVie, Inc.(b)	39,526	6,958,552
Amgen, Inc.	15,882	4,348,968
AMN Healthcare Services, Inc.(a)	30,437	1,712,690
AstraZeneca PLC	9,923	1,250,837
Avantor, Inc.(a)(b)	96,194	2,370,220
Boston Scientific Corp.(a)(b)	19,913	1,318,440
Bristol-Myers Squibb Co.	55,954	2,839,666

The accompanying notes are an integral part of the financial statements.

40  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Health Care—(continued)
Cencora, Inc.	10,816	$2,548,250
Centene Corp.(a)(b)	25,504	2,000,279
Cigna Group, (The)(b)	8,872	2,982,234
CVS Health Corp.(b)	20,216	1,503,464
Elevance Health, Inc.(b)	6,341	3,178,426
Fortrea Holdings, Inc.(a)	69,562	2,611,357
HCA Healthcare, Inc.	7,012	2,185,640
Henry Schein, Inc.(a)	11,081	847,364
Humana, Inc.	3,708	1,298,987
ICON PLC(a)	5,123	1,642,537
IQVIA Holdings, Inc.(a)	2,593	640,886
Johnson & Johnson	14,802	2,388,747
McKesson Corp.	3,526	1,838,492
Medtronic PLC	10,049	837,685
Merck & Co., Inc.	2,664	338,728
Molina Healthcare, Inc.(a)(b)	4,388	1,728,477
Novo Nordisk AS	6,840	816,461
Pfizer, Inc.	3,582	95,138
R1 RCM, Inc.(a)	39,047	548,610
Sanofi SA	19,255	1,835,285
Stryker Corp.	1,453	507,199
Thermo Fisher Scientific, Inc.	681	388,293
UnitedHealth Group, Inc.	17,320	8,549,153
Zimmer Biomet Holdings, Inc.(b)	17,706	2,201,918
		69,769,118
Industrials—18.6%
AAR Corp.(a)	28,339	1,892,478
Acuity Brands, Inc.	7,841	1,969,973
Advanced Drainage Systems, Inc.	16,365	2,671,423
Airbus Group SE	19,927	3,297,106
Allegion PLC	18,065	2,309,972
Allison Transmission Holdings, Inc.(b)	35,537	2,677,002
AMETEK, Inc.(b)	17,100	3,081,078
ANDRITZ AG	24,658	1,551,522
Atkore, Inc.	14,800	2,507,120
Beacon Roofing Supply, Inc.(a)(b)	29,029	2,493,301
Boeing Co.(a)	11,711	2,385,765
Brink’s Co.	28,409	2,353,117
Builders FirstSource, Inc.(a)	15,003	2,928,286
BWX Technologies, Inc.(b)	18,273	1,842,467
Carlisle Cos., Inc.	3,342	1,169,700
Clean Harbors, Inc.(a)	14,090	2,565,789
Concentrix Corp.	17,207	1,246,647
Curtiss-Wright Corp.	10,009	2,364,826
Dover Corp.(b)	14,498	2,397,679
Eaton Corp. PLC(b)	8,130	2,349,570
Eiffage SA	13,486	1,468,601
Ferguson PLC	10,488	2,217,688
Fortive Corp.(b)	21,998	1,872,690
FTI Consulting, Inc.(a)(b)	8,206	1,697,657
General Dynamics Corp.	10,713	2,927,327
Howmet Aerospace, Inc.(b)	54,169	3,604,947
Huron Consulting Group, Inc.(a)	18,170	1,783,022
Jacobs Solutions, Inc.	22,133	3,245,804
Leidos Holdings, Inc.(b)	16,184	2,069,286
Masco Corp.	28,095	2,156,572
NEXTracker, Inc. - Class A(a)	25,914	1,457,403
Norfolk Southern Corp.	4,089	1,036,071
nVent Electric PLC	38,629	2,600,503
Otis Worldwide Corp.	31,803	3,030,826
Parker-Hannifin Corp.(b)	2,853	1,527,639
	NUMBER OF SHARES	VALUE
Industrials—(continued)
RTX Corp.	15,729	$1,410,419
Ryanair Holdings PLC - ADR	4,399	608,162
Science Applications International Corp.(b)	13,724	1,920,811
Sensata Technologies Holding PLC	16,297	560,943
Siemens AG	11,496	2,275,853
SS&C Technologies Holdings, Inc.(b)	48,972	3,122,455
Textron, Inc.	46,008	4,097,934
TriNet Group, Inc.(a)	17,522	2,242,991
Valmont Industries, Inc.(b)	5,025	1,064,948
WESCO International, Inc.	14,292	2,136,511
Westinghouse Air Brake Technologies Corp.	20,322	2,871,295
WillScot Mobile Mini Holdings Corp.(a)	45,847	2,189,194
		103,252,373
Information Technology—12.3%
Adeia, Inc.	275,900	3,128,706
Advanced Micro Devices, Inc.(a)	15,219	2,930,114
Applied Materials, Inc.	12,304	2,480,732
Arrow Electronics, Inc.(a)(b)	8,349	981,008
Broadcom, Inc.	4,269	5,551,791
Capgemini SE	12,368	3,008,442
CDW Corp.	9,114	2,243,958
Celestica, Inc.(a)	79,021	3,360,763
Check Point Software Technologies Ltd.(a)	26,872	4,310,806
Cognizant Technology Solutions Corp. - Class A(b)	23,316	1,842,430
Dell Technologies, Inc. - Class C	47,450	4,491,616
Flex Ltd.(a)	148,777	4,188,073
Gen Digital, Inc.(b)	138,767	2,982,103
Jabil, Inc.(b)	13,188	1,900,259
Lam Research Corp.	2,878	2,700,284
Microchip Technology, Inc.(b)	32,112	2,701,904
Micron Technology, Inc.	20,424	1,850,619
NetApp, Inc.	10,380	925,066
Nice Ltd. - ADR(a)	15,295	3,749,569
NXP Semiconductors NV	7,100	1,773,083
Oracle Corp.(b)	33,617	3,754,347
QUALCOMM, Inc.	6,444	1,016,799
Samsung Electronics Co., Ltd.	54,696	3,018,832
Teradyne, Inc.	10,116	1,047,916
Zebra Technologies Corp. - Class A(a)	8,905	2,488,769
		68,427,989
Materials—1.9%
CRH PLC	32,676	2,754,913
DuPont de Nemours, Inc.(b)	18,883	1,306,515
FMC Corp.	44,582	2,513,979
Hudbay Minerals, Inc.	188,673	1,110,782
PPG Industries, Inc.	10,110	1,431,576
Teck Resources Ltd. - Class B	48,566	1,865,906
		10,983,671
Real Estate—2.2%
Americold Realty Trust, Inc.(b)	56,661	1,433,523
Equity LifeStyle Properties, Inc.	9,820	661,082
Essex Property Trust, Inc.	10,595	2,451,684
Host Hotels & Resorts, Inc.(b)	34,472	714,949
Kimco Realty Corp.	91,104	1,800,215

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  41

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Real Estate—(continued)
Lamar Advertising Co. - Class A(b)	16,478	$1,821,643
Regency Centers Corp.(b)	26,073	1,615,222
VICI Properties, Inc.	63,198	1,891,517
		12,389,835
Utilities—3.5%
American Electric Power Co., Inc.	31,193	2,657,332
CenterPoint Energy, Inc.(b)	80,401	2,211,028
FirstEnergy Corp.	59,769	2,188,143
New Jersey Resources Corp.	14,811	616,286
NiSource, Inc.	103,832	2,705,862
OGE Energy Corp.	69,679	2,293,136
PPL Corp.	103,097	2,718,667
Southern Co.	34,713	2,334,449
SSE PLC	75,314	1,547,893
		19,272,796
TOTAL COMMON STOCKS (Cost $382,729,955)		538,433,260

	PAR

CORPORATE BONDS—0.1%
Andrada Mining Ltd., 12.00%, 07/31/2026 (e)	GBP 700,000	786,241
TOTAL CORPORATE BONDS (Cost $915,463)		786,241

	CONTRACTS

WARRANTS—0.0%(d)
Andrada Mining Ltd., Expires 07/17/2025, Exercise Price $0.10(a)(e)	1,400,000	1,573
TOTAL WARRANTS (Cost $18,309)		1,573

	NUMBER OF SHARES

SHORT-TERM INVESTMENTS—0.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 5.22%(b)(f)	113,421	113,421
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 5.18%(b)(f)	113,421	113,421
Fidelity Treasury Portfolio - Class I, 5.20%(b)(f)	45,919	45,919
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 5.17%(b)(f)	113,421	113,421
MSILF Treasury Securities Portfolio - Class Institutional, 5.17%(b)(f)	67,500	67,500
TOTAL SHORT-TERM INVESTMENTS (Cost $453,682)		453,682
TOTAL INVESTMENTS—97.1% (Cost $384,117,409)		539,674,756
Money Market Deposit Account—0.6%(g)		3,287,560
OTHER ASSETS IN EXCESS OF LIABILITIES—2.3%		10,703,254
TOTAL NET ASSETS—100.0%		$553,665,570

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Sociedad Anónima
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)	Represents less than 0.05% of net assets.
(e)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as valuation designee. These securities represented $787,814 or 0.1% of net assets as of February 29, 2024.
(f)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(g)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.
Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of the financial statements.

42  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Securities Sold Short

	NUMBER OF SHARES	VALUE
COMMON STOCKS—(27.7)%
Communication Services—(1.6)%
Angi, Inc.	(220,684)	$(633,363)
Clear Channel Outdoor Holdings, Inc.	(698,475)	(1,201,377)
Dentsu Group, Inc.	(48,800)	(1,352,038)
Fox Corp. - Class A	(29,638)	(882,916)
Liberty Global Ltd. - Class C	(58,839)	(1,091,463)
Lions Gate Entertainment Corp. - Class A	(139,020)	(1,349,885)
Paramount Global - Class B	(60,333)	(666,076)
Roblox Corp. - Class A	(27,034)	(1,078,657)
Rumble, Inc.	(54,657)	(356,910)
Trade Desk, Inc. - Class A	(8,657)	(739,568)
		(9,352,253)
Consumer Discretionary—(5.7)%
Accor SA	(36,145)	(1,570,061)
Acushnet Holdings Corp.	(18,743)	(1,207,424)
B&M European Value Retail SA	(122,031)	(811,666)
Cheesecake Factory, Inc.	(19,745)	(698,578)
Choice Hotels International, Inc.	(16,929)	(1,895,032)
Dick’s Sporting Goods, Inc.	(11,581)	(2,060,144)
Five Below, Inc.	(6,675)	(1,339,539)
Hyatt Hotels Corp. - Class A	(7,843)	(1,204,606)
KB Home	(27,096)	(1,799,987)
Krispy Kreme, Inc.	(65,718)	(850,391)
LGI Homes, Inc.	(15,562)	(1,775,469)
Life Time Group Holdings, Inc.	(39,906)	(548,308)
Marriott Vacations Worldwide Corp.	(9,608)	(895,370)
Mobileye Global, Inc. - Class A	(31,128)	(792,830)
NIKE, Inc. - Class B	(9,294)	(965,925)
Nokian Renkaat Oyj	(340,209)	(3,107,027)
Playa Hotels & Resorts NV	(151,390)	(1,391,274)
Portillo’s, Inc. - Class A	(25,727)	(373,813)
QuantumScape Corp.	(404,442)	(2,535,851)
Rakuten Group, Inc.	(137,900)	(755,827)
Sabre Corp.	(398,199)	(1,055,227)
SJM Holdings Ltd.	(4,236,000)	(1,292,706)
Soho House & Co., Inc.	(161,981)	(942,729)
Tractor Supply Co.	(5,883)	(1,496,165)
		(31,365,949)
Consumer Staples—(2.2)%
Davide Campari-Milano NV	(86,443)	(876,542)
Duckhorn Portfolio, Inc.	(101,897)	(969,040)
Freshpet, Inc.	(19,543)	(2,208,945)
Hormel Foods Corp.	(43,474)	(1,535,502)
Kimberly-Clark Corp.	(15,181)	(1,839,482)
McCormick & Co., Inc.	(18,562)	(1,278,179)
Sprouts Farmers Market, Inc.	(19,810)	(1,236,936)
Treasury Wine Estates Ltd.	(152,559)	(1,224,800)
TreeHouse Foods, Inc.	(35,192)	(1,259,522)
		(12,428,948)
Energy—(2.0)%
Antero Resources Corp.	(73,846)	(1,897,842)
CVR Energy, Inc.	(52,045)	(1,726,853)
Matador Resources Co.	(35,861)	(2,264,622)
Occidental Petroleum Corp.	(67,740)	(4,105,721)
Permian Resources Corp.	(120,663)	(1,877,516)
		(11,872,554)
Financials—(3.2)%
AJ Bell PLC	(346,166)	(1,327,509)
Aozora Bank Ltd.	(129,600)	(2,380,571)
Ashmore Group PLC	(509,651)	(1,332,993)
Avanza Bank Holding AB	(58,880)	(1,295,933)
	NUMBER OF SHARES	VALUE
Financials—(continued)
Cincinnati Financial Corp.	(12,627)	$(1,439,478)
Erie Indemnity Co. - Class A	(2,738)	(1,114,037)
Hang Seng Bank Ltd.	(235,900)	(2,687,886)
Moelis & Co. - Class A	(23,969)	(1,295,285)
T Rowe Price Group, Inc.	(27,196)	(3,082,667)
Texas Capital Bancshares, Inc.	(18,913)	(1,109,247)
Trupanion, Inc.	(8,076)	(216,033)
United Bankshares, Inc.	(38,978)	(1,352,147)
		(18,633,786)
Health Care—(2.1)%
agilon health, Inc.	(99,578)	(610,413)
Ambu AS - Class B	(21,027)	(367,919)
Ascendis Pharma AS - ADR	(5,155)	(761,703)
Cassava Sciences, Inc.	(12,417)	(285,343)
Corcept Therapeutics, Inc.	(21,986)	(516,671)
Doximity, Inc. - Class A	(21,008)	(593,056)
GoodRx Holdings, Inc. - Class A	(118,464)	(922,835)
Guardant Health, Inc.	(19,963)	(379,297)
Insulet Corp.	(3,329)	(545,956)
Intra-Cellular Therapies, Inc.	(9,680)	(672,954)
Madrigal Pharmaceuticals, Inc.	(2,813)	(664,431)
MoonLake Immunotherapeutics	(6,323)	(305,022)
Neogen Corp.	(35,596)	(611,895)
Oxford Nanopore Technologies PLC	(112,995)	(189,704)
Recursion Pharmaceuticals, Inc. - Class A	(65,617)	(883,205)
Revance Therapeutics, Inc.	(45,449)	(324,506)
Rhythm Pharmaceuticals, Inc.	(13,993)	(607,576)
Tandem Diabetes Care, Inc.	(25,751)	(685,749)
TG Therapeutics, Inc.	(35,676)	(614,341)
Twist Bioscience Corp.	(17,495)	(687,379)
		(11,229,955)
Industrials—(5.2)%
Atlas Arteria Ltd.	(369,950)	(1,299,999)
Exponent, Inc.	(15,935)	(1,288,982)
Furukawa Electric Co., Ltd.	(135,100)	(2,677,691)
Generac Holdings, Inc.	(14,987)	(1,686,187)
Hayward Holdings, Inc.	(113,681)	(1,681,342)
Husqvarna AB - Class B	(357,851)	(2,763,891)
Kornit Digital Ltd.	(74,318)	(1,336,981)
ManpowerGroup, Inc.	(13,626)	(983,252)
Montrose Environmental Group, Inc.	(46,518)	(1,924,915)
Nidec Corp.	(34,700)	(1,316,821)
NV5 Global, Inc.	(8,812)	(896,269)
Oshkosh Corp.	(13,020)	(1,443,397)
Proto Labs, Inc.	(59,818)	(2,179,170)
Regal Rexnord Corp.	(21,176)	(3,631,471)
SiteOne Landscape Supply, Inc.	(14,403)	(2,426,617)
Terex Corp.	(29,809)	(1,709,546)
		(29,246,531)
Information Technology—(2.4)%
Amdocs Ltd.	(17,704)	(1,614,605)
Cognex Corp.	(58,626)	(2,312,796)
Entegris, Inc.	(28,595)	(3,842,024)
GCL Technology Holdings Ltd.	(10,247,000)	(1,425,348)
Jamf Holding Corp.	(140,883)	(2,534,485)
Palantir Technologies, Inc. - Class A	(51,217)	(1,284,522)
		(13,013,780)
Materials—(1.2)%
Albemarle Corp.	(7,836)	(1,080,193)
Ganfeng Lithium Group Co., Ltd. - Class H	(267,400)	(885,848)
Lynas Rare Earths Ltd.	(174,181)	(662,744)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  43

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Securities Sold Short (concluded)

	NUMBER OF SHARES	VALUE
Materials—(continued)
MP Materials Corp.	(79,194)	$(1,204,541)
Sumitomo Chemical Co., Ltd.	(485,800)	(982,216)
Symrise AG	(18,259)	(1,868,492)
		(6,684,034)
Real Estate—(2.1)%
Camden Property Trust	(8,107)	(765,949)
CBRE Group, Inc. - Class A	(18,230)	(1,675,155)
Digital Realty Trust, Inc.	(5,844)	(857,958)
Howard Hughes Holdings, Inc.	(11,839)	(904,500)
Mid-America Apartment Communities, Inc.	(9,137)	(1,148,338)
Nomura Real Estate Master Fund, Inc.	(896)	(890,523)
Sagax AB - Class B	(56,348)	(1,332,786)
Segro PLC	(142,587)	(1,525,048)
SL Green Realty Corp.	(32,839)	(1,592,035)
Unibail-Rodamco-Westfield	(12,530)	(916,238)
		(11,608,530)
TOTAL COMMON STOCKS (Proceeds $159,716,863)		(155,436,320)

	CONTRACTS

WARRANTS—(0.0)%(a)
Health Care—(0.0)%(a)
Cassava Sciences, Inc., Expires 11/15/2024, Exercise Price $33.00(b)	(5,870)	(31,405)
TOTAL WARRANTS (Proceeds $0)		(31,405)
TOTAL SECURITIES SOLD SHORT—(27.7)% (Proceeds $159,716,863)		$(155,467,725)

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

44  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Options Written

	NOTIONAL AMOUNT	CONTRACTS	VALUE

OPTIONS WRITTEN—0.0%(a)(b)(c)
Call Options—0.0%(b)
Ross Stores, Inc., Expiration: 03/15/2024; Exercise Price: $135.00	$(1,430,016)	(96)	$(144,096)
TOTAL OPTIONS WRITTEN (Premiums received $110,397)			$(144,096)

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  45

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 29, 2024, are as follows:

REFERENCE ENTITY	COUNTERPARTY	MATURITY DATE	FINANCING RATE	PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Short
Australia
Commonwealth Bank of Australia	Morgan Stanley	08/12/2025	4.32%	Termination	$(3,634,644)	$0	$(311,291)
China
Shenzhen Dynanonic Co., Ltd.	Bank of America	20/10/2026	5.33	Termination	(433,465)	0	327,168
Shenzhen Goodix Technology	Morgan Stanley	03/08/2026	5.33	Termination	(866,792)	0	(134,630)
							192,538
Germany
Deutsche Bank AG	Morgan Stanley	08/12/2025	3.99	Termination	(1,007,128)	0	(186,566)
Deutsche Bank AG	Goldman Sachs	06/10/2026	3.91	Termination	(154,024)	0	(30,874)
							(217,440)
Japan
Nippon Shinyaku Co., Ltd.	Morgan Stanley	08/12/2025	-0.01	Termination	(337,260)	0	210,699
South Korea
EcoPro BM Co., Ltd.	Morgan Stanley	20/10/2026	5.33	Termination	(1,588,673)	0	(140,751)
EcoPro Co., Ltd.	Bank of America	23/10/2026	5.33	Termination	(1,055,371)	0	271,601
EcoPro Co., Ltd.	Goldman Sachs	30/10/2026	5.33	Termination	(547,642)	0	21,788
Kakaobank Corp.	Goldman Sachs	08/12/2025	5.33	Termination	(574,961)	0	(4,535)
Kakaobank Corp.	JPMorgan	12/10/2026	3.31	Termination	(58,712)	0	(12,609)
Netmarble Corp.	Goldman Sachs	10/03/2026	5.33	Termination	(218,239)	0	(7,596)
Netmarble Corp.	Morgan Stanley	16/03/2026	5.33	Termination	(1,169,548)	0	(109,080)
Posco Future M Co., Ltd.	Bank of America	23/10/2026	5.33	Termination	(2,090,400)	0	(166,125)
							(147,307)
Switzerland
Vat Group AG	Morgan Stanley	08/12/2025	1.69	Termination	(3,144,939)	0	(1,026,221)
Taiwan
Acer, Inc.	Goldman Sachs	08/12/2025	5.33	Termination	(1,186,974)	0	(534,685)
Compal Electronics	Goldman Sachs	08/12/2025	5.33	Termination	(915,690)	0	(346,620)
Pan Jit International, Inc.	Goldman Sachs	08/12/2025	5.33	Termination	(1,677,977)	0	70,040
SDI Corporation	Goldman Sachs	08/12/2025	5.33	Termination	(370,000)	0	38,237
							(773,028)
United States
Bank of Hawaii Corp.	Morgan Stanley	08/12/2025	5.33	Termination	(2,324,457)	0	668,648
Bank of Hawaii Corp.	Goldman Sachs	02/03/2026	5.33	Termination	(843,558)	0	53,607
BlackLine, Inc.	Morgan Stanley	08/12/2025	5.33	Termination	(1,147,024)	0	114,844
Ceridian HCM Holding, Inc.	Morgan Stanley	08/12/2025	5.33	Termination	(671,859)	0	(67,513)
Commerce Bancshares, Inc.	Morgan Stanley	08/12/2025	5.33	Termination	(2,752,929)	0	662,412
Commerce Bancshares, Inc.	Goldman Sachs	06/10/2026	5.33	Termination	(300,039)	0	(47,401)
Community Bank System, Inc.	Morgan Stanley	08/12/2025	5.33	Termination	(2,509,937)	0	944,689
Community Bank System, Inc.	Goldman Sachs	06/10/2026	5.33	Termination	(273,521)	0	(20,362)
Credit Acceptance Corp.	Morgan Stanley	08/12/2025	5.33	Termination	(1,867,846)	0	(323,398)
Credit Acceptance Corp.	Goldman Sachs	02/03/2026	5.33	Termination	(678,160)	0	(140,651)
Cullen/Frost Bankers, Inc.	Morgan Stanley	08/12/2025	5.33	Termination	(1,038,115)	0	285,001
Cullen/Frost Bankers, Inc.	Goldman Sachs	06/04/2026	5.33	Termination	(506,091)	0	(30,569)
CVB Financial Corp.	Morgan Stanley	08/12/2025	5.33	Termination	(451,456)	0	279,839
CVB Financial Corp.	Goldman Sachs	06/10/2026	5.33	Termination	(46,107)	0	(4,167)
Definitive Healthcare Corp.	Morgan Stanley	08/12/2025	5.33	Termination	(491,565)	0	109,983
Figs, Inc.	Morgan Stanley	08/12/2025	5.33	Termination	(421,083)	0	190,816
First Financial Bankshares, Inc.	Morgan Stanley	08/12/2025	5.33	Termination	(2,334,485)	0	348,588
First Financial Bankshares, Inc.	Goldman Sachs	02/03/2026	5.33	Termination	(1,502,694)	0	19,031
Floor & Decor Holdings, Inc.	Morgan Stanley	08/12/2025	5.33	Termination	(2,436,329)	0	(987,243)
Floor & Decor Holdings, Inc.	Goldman Sachs	13/04/2026	5.33	Termination	(328,356)	0	(62,680)
Glacier Bancorp, Inc.	Morgan Stanley	08/12/2025	5.33	Termination	(2,069,812)	0	962,999
Glacier Bancorp, Inc.	Goldman Sachs	02/03/2026	5.33	Termination	(1,524,753)	0	(57,733)
Kinsale Capital Group, Inc.	Morgan Stanley	08/12/2025	5.33	Termination	(1,051,459)	0	(459,568)
Kinsale Capital Group, Inc.	Goldman Sachs	21/09/2026	5.33	Termination	(180,147)	0	(34,710)

The accompanying notes are an integral part of the financial statements.

46  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (continued)

REFERENCE ENTITY	COUNTERPARTY	MATURITY DATE	FINANCING RATE	PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
United States—(continued)
Lowe’s Cos., Inc.	Morgan Stanley	08/12/2025	5.33	Termination	$(1,304,913)	$0	$(210,157)
Moody’s Corp.	Goldman Sachs	02/03/2026	5.33	Termination	(694,339)	0	(163,151)
Myriad Genetics, Inc.	Morgan Stanley	08/12/2025	5.33	Termination	(556,822)	0	(37,778)
National Beverage Corp.	Morgan Stanley	08/12/2025	5.33	Termination	(1,542,984)	0	(84,125)
National Beverage Corp.	Goldman Sachs	15/12/2025	5.33	Termination	(133,390)	0	(5,139)
Novanta, Inc.	Morgan Stanley	08/12/2025	5.33	Termination	(1,205,219)	0	(166,420)
Novanta, Inc.	Goldman Sachs	31/08/2026	5.33	Termination	(1,834,029)	0	(370,809)
RLI Corp.	Morgan Stanley	08/12/2025	5.33	Termination	(1,955,693)	0	(243,043)
WD-40 Co.	Morgan Stanley	08/12/2025	5.33	Termination	(701,303)	0	(263,991)
WD-40 Co.	Goldman Sachs	15/12/2025	5.33	Termination	(179,016)	0	(67,751)
Wolfspeed, Inc.	Morgan Stanley	08/12/2025	5.33	Termination	(247,841)	0	521,494
Wolfspeed, Inc.	Goldman Sachs	31/08/2026	5.33	Termination	(980,538)	0	555,926
							1,869,518
Total Short							(202,532)
Net unrealized gain/(loss) on Contracts For Difference							$(202,532)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  47

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2024 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Common Stocks:
Communication Services	$33,877,525	$28,937,149	$4,940,376	$—
Consumer Discretionary	48,953,319	39,733,697	9,219,622	—
Consumer Staples	21,615,646	21,615,646	—	—
Energy	44,752,643	43,105,788	1,646,855	—
Financials	105,138,345	89,155,662	15,982,683	—
Health Care	69,769,118	65,866,535	3,902,583	—
Industrials	103,252,373	94,659,291	8,593,082	—
Information Technology	68,427,989	62,400,715	6,027,274	—
Materials	10,983,671	10,983,671	—	—
Real Estate	12,389,835	12,389,835	—	—
Utilities	19,272,796	17,724,903	1,547,893	—
Common Stocks - Total	$538,433,260	$486,572,892	$51,860,368	$—
Corporate Bonds	786,241	—	—	786,241
Warrants	1,573	—	—	1,573
Short-Term Investments	453,682	453,682	—	—
Total Assets	$539,674,756	$487,026,574	$51,860,368	$787,814

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities:
Common Stocks:
Communication Services	$(9,352,253)	$(8,000,215)	$(1,352,038)	$—
Consumer Discretionary	(31,365,949)	(23,828,662)	(7,537,287)	—
Consumer Staples	(12,428,948)	(10,327,606)	(2,101,342)	—
Energy	(11,872,554)	(11,872,554)	—	—
Financials	(18,633,786)	(12,269,395)	(6,364,391)	—
Health Care	(11,229,955)	(10,862,036)	(367,919)	—
Industrials	(29,246,531)	(21,188,129)	(8,058,402)	—
Information Technology	(13,013,780)	(11,588,432)	(1,425,348)	—
Materials	(6,684,034)	(2,284,734)	(4,399,300)	—
Real Estate	(11,608,530)	(6,943,935)	(4,664,595)	—
Common Stocks - Total	(155,436,320)	(119,165,698)	(36,270,622)	—
Warrants	(31,405)	(31,405)	—	—
Options Written	(144,096)	(144,096)	—	—
Total Liabilities	$(155,611,821)	$(119,341,199)	$(36,270,622)	$—
Other Financial Instruments*:
Assets
Contracts For Difference	$6,657,410	$6,657,410	$—	$—
Total Assets	$6,657,410	$6,657,410	$—	$—
Liabilities
Contracts For Difference	$(6,859,942)	$(6,859,942)	$—	$—
Total Liabilities	$(6,859,942)	$(6,859,942)	$—	$—

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 29, 2024.

Refer to the Portfolio of Investments for industry classifications.

The accompanying notes are an integral part of the financial statements.

48  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—74.3%
Bermuda—2.5%
Everest Group Ltd.(a)(b)	7,597	$2,802,381
Teekay Tankers Ltd. - Class A	23,607	1,294,136
		4,096,517
Canada—9.4%
Allied Gold Corp.(c)	124,876	272,360
Capstone Copper Corp.(c)	155,241	814,439
Cenovus Energy, Inc.	81,508	1,420,376
Cenovus Energy, Inc.	270,441	4,713,788
Hudbay Minerals, Inc.	220,221	1,296,515
Kinross Gold Corp.	495,865	2,426,072
MEG Energy Corp.(c)	47,395	1,014,497
Teck Resources Ltd. - Class B	90,412	3,473,629
		15,431,676
China—0.9%
Alibaba Group Holding Ltd. - ADR	20,882	1,545,894
France—3.8%
Eurazeo SE	9,750	824,856
Imerys SA	34,081	1,078,806
Rexel SA	38,922	999,174
SPIE SA	76,368	2,543,746
Technip Energies NV	36,382	791,209
		6,237,791
Germany—1.6%
Infineon Technologies AG	34,424	1,236,015
Siemens AG	6,604	1,307,388
		2,543,403
Greece—0.5%
Okeanis Eco Tankers Corp.(d)	26,798	792,236
Ireland—2.2%
ICON PLC(c)	6,526	2,092,366
Perrigo Co., PLC	27,086	711,278
Ryanair Holdings PLC - ADR	5,861	810,283
		3,613,927
Israel—1.3%
Check Point Software Technologies Ltd.(c)	13,137	2,107,438
Italy—0.7%
Iveco Group NV(c)	96,503	1,188,610
Japan—8.9%
Honda Motor Co., Ltd.	162,800	1,934,481
Japan Post Holdings Co., Ltd.	188,200	1,816,353
Kansai Paint Co., Ltd.	65,400	949,257
Mitsubishi Heavy Industries Ltd.	12,100	957,678
Renesas Electronics Corp.	143,100	2,364,454
Ryohin Keikaku Co., Ltd.	212,700	3,360,920
Sumitomo Mitsui Financial Group, Inc.	43,900	2,445,868
Suzuken Co., Ltd.	20,800	619,240
		14,448,251
Luxembourg—0.6%
Tenaris SA - ADR	30,162	1,061,702
Monaco—0.6%
Scorpio Tankers, Inc.	13,783	925,253
Netherlands—0.5%
Euronext NV(d)	9,083	837,096
	NUMBER OF SHARES		VALUE
South Korea—4.2%
Hana Financial Group, Inc.		47,448	$2,018,812
Hankook Tire & Technology Co., Ltd.		15,242	620,964
Hyundai Marine & Fire Insurance Co., Ltd.(c)		55,787	1,319,459
KB Financial Group, Inc.		35,113	1,674,688
KT Corp. - ADR(c)		66,348	950,103
Samsung C&T Corp.		2,994	352,328
			6,936,354
United Kingdom—5.0%
Barratt Developments PLC		147,621	870,985
Endeavour Mining PLC		57,171	939,826
Hikma Pharmaceuticals PLC		46,993	1,166,229
IMI PLC		97,799	2,146,675
Nomad Foods Ltd.		69,046	1,272,518
Tesco PLC		519,699	1,833,008
			8,229,241
United States—31.6%(d)
Advanced Micro Devices, Inc.(b)(c)		26,016	5,008,861
AGCO Corp.(a)		9,774	1,072,208
Alphabet, Inc. - Class C(a)(c)		23,174	3,239,262
Amgen, Inc.		8,505	2,328,924
Applied Materials, Inc.(a)(b)		7,642	1,540,780
Booking Holdings, Inc.(a)(b)(c)		981	3,402,923
Bristol-Myers Squibb Co.		29,679	1,506,209
Centene Corp.(a)(c)		37,140	2,912,890
Cisco Systems, Inc.		32,976	1,595,049
Elevance Health, Inc.		2,349	1,177,436
Expedia Group, Inc.(a)(b)(c)		9,731	1,331,395
Global Payments, Inc.		11,370	1,474,689
Jacobs Solutions, Inc.		12,179	1,786,050
JPMorgan Chase & Co.(a)(b)		15,338	2,853,788
Lennar Corp. - Class A(a)(b)		7,395	1,172,181
Oracle Corp.(a)(b)		21,177	2,365,048
Patterson-UTI Energy, Inc.		185,986	2,151,858
PayPal Holdings, Inc.(c)		19,134	1,154,546
Peabody Energy Corp.		73,534	1,821,437
QUALCOMM, Inc.		11,731	1,851,034
Schlumberger Ltd.		42,404	2,049,385
Textron, Inc.		22,309	1,987,062
Upwork, Inc.(c)		80,471	1,054,170
US Foods Holding Corp.(a)(c)		37,060	1,882,277
Zimmer Biomet Holdings, Inc.		24,447	3,040,230
			51,759,692
TOTAL COMMON STOCKS (Cost $103,508,825)			121,755,081

	PAR
CORPORATE BONDS—0.8%
United Kingdom—0.8%
Andrada Mining Ltd., 12.00%, 07/31/2026 (g)	GBP	1,100,000	1,235,521

TOTAL CORPORATE BONDS (Cost $1,438,585)			1,235,521

	CONTRACTS
WARRANTS—0.0%(e)
United Kingdom—0.0%(e)
Andrada Mining Ltd., Expires 07/17/2025, Exercise Price $0.10(c)(f)		2,200,000	2,472
TOTAL WARRANTS (Cost $28,772)			2,472

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  49

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—23.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 5.22%(a)(g)	958,315	$958,315
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 5.18%(a)(g)	958,315	958,315
Fidelity Treasury Portfolio - Class I, 5.20%(a)(g)	958,315	958,315
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 5.17%(a)(g)	958,315	958,315
MSILF Prime Portfolio - Class Institutional, 5.40%(g)	53,298	53,328
Tri-State Deposit, 5.45%(g)	34,310,856	34,310,856
TOTAL SHORT-TERM INVESTMENTS (Cost $38,197,444)		38,197,444
TOTAL INVESTMENTS—98.4% (Cost $143,173,626)		161,190,518
Money Market Deposit Account—1.1%(h)		1,726,569
OTHER ASSETS IN EXCESS OF LIABILITIES—0.5%		878,465
TOTAL NET ASSETS—100.0%		$163,795,552

ADR	American Depositary Receipt
PLC	Public Limited Company
SA	Sociedad Anónima
(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(b)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(c)	Non-income producing security.
(d)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(e)	Represents less than 0.05% of net assets.
(f)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as valuation designee. These securities represented $1,237,993 or 0.8% of net assets as of February 29, 2024.
(g)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(h)	The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.
Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

50  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Securities Sold Short

	NUMBER OF SHARES	VALUE
COMMON STOCKS—(0.5)%
United States—(0.5)%
Exponent, Inc.	(10,178)	$(823,298)
TOTAL COMMON STOCKS (Proceeds $785,783)		(823,298)
TOTAL SECURITIES SOLD SHORT—(0.5)% (Proceeds $785,783)		$(823,298)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  51

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Options Written

	NOTIONAL AMOUNT	NUMBER OF CONTRACTS	VALUE
OPTIONS WRITTEN—(1.7)%(a)(b)
Call Options—(1.7)%
Advanced Micro Devices, Inc.
Expiration: 04/19/2024; Exercise Price: $160.00	$(2,695,420)	(140)	$(496,160)
Expiration: 04/19/2024; Exercise Price: $145.00	(1,790,529)	(93)	(462,675)
Applied Materials, Inc.,
Expiration: 06/21/2024; Exercise Price: $140.00	(1,209,720)	(60)	(387,750)
Booking Holdings, Inc.,
Expiration: 06/21/2024; Exercise Price: $3,000.00	(3,121,947)	(9)	(496,368)
Everest Group Ltd.,
Expiration: 04/19/2024; Exercise Price: $400.00	(1,364,856)	(37)	(8,973)
Expedia Group, Inc.,
Expiration: 03/15/2024; Exercise Price: $135.00	(1,012,468)	(74)	(32,190)
JPMorgan Chase & Co.,
Expiration: 04/19/2024; Exercise Price: $155.00	(2,623,446)	(141)	(442,035)
Lennar Corp.,
Expiration: 06/21/2024; Exercise Price: $115.00	(919,358)	(58)	(263,320)
Oracle Corp.,
Expiration: 06/21/2024; Exercise Price: $110.00	(1,530,016)	(137)	(125,081)
Total Call Options			(2,714,552)
TOTAL OPTIONS WRITTEN (Premiums received $1,604,875)			$(2,714,552)

(a)	Exchange-traded.
(b)	100 shares per contract.
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

52  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 29, 2024, are as follows:

REFERENCE ENTITY	COUNTERPARTY	MATURITY DATE	FINANCING RATE	PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long
Bermuda
Hiscox Ltd.	Morgan Stanley	12/07/2026	5.19%	Termination	$2,336,466	$0	$171,068
France
Kering	Morgan Stanley	07/10/2026	3.99	Termination	481,445	0	(42,365)
Germany
Commerzbank AG	Morgan Stanley	07/10/2026	3.99	Termination	1,632,870	0	14,895
Ireland
CRH PLC	Goldman Sachs	12/08/2025	5.19	Termination	1,485,830	0	393,299
Japan
Mitsubishi Chemical Group Co.	Morgan Stanley	12/14/2026	-0.01	Termination	1,333,103	0	(127,942)
Mitsubishi Electric Corp.	Goldman Sachs	01/25/2027	-0.01	Termination	2,594,043	0	233,987
Resona Holdings, Inc.	Goldman Sachs	11/09/2026	-0.01	Termination	2,405,219	0	(13,166)
							92,879
Netherlands
Aalberts NV	Morgan Stanley	07/10/2026	3.99	Termination	918,684	0	114,316
South Korea
Samsung Electronics Co., Ltd.	Goldman Sachs	01/19/2027	5.33	Termination	4,693,664	0	173,133
United Kingdom
Adriatic Metals PLC	Goldman Sachs	04/17/2026	5.19	Termination	668,097	0	(87,706)
Beazley PLC	Goldman Sachs	06/08/2026	5.19	Termination	2,682,484	0	335,487
Beazley PLC	Morgan Stanley	11/10/2026	5.19	Termination	440,968	0	51,379
BP PLC	Goldman Sachs	06/22/2026	5.19	Termination	2,725,696	0	(148,600)
CVS Group PLC	Morgan Stanley	01/19/2026	5.19	Termination	450,491	0	(126,334)
SSE PLC	Goldman Sachs	04/06/2026	5.19	Termination	900,940	0	(60,059)
WH Smith PLC	Goldman Sachs	12/08/2025	5.19	Termination	1,184,373	0	(172,994)
							(208,827)
Total Long							708,398
Short
Australia
Atlas Arteria	Goldman Sachs	10/20/2026	4.32	Termination	(626,346)	0	6,157
Atlas Arteria	Morgan Stanley	02/09/2027	4.32	Termination	(74,451)	0	1,222
Commonwealth Bank of Australia	Morgan Stanley	06/29/2026	4.32	Termination	(1,360,409)	0	(189,291)
Commonwealth Bank of Australia	Goldman Sachs	12/21/2026	4.32	Termination	(41,314)	0	(2,476)
Fortescue Ltd.	Goldman Sachs	01/15/2027	4.32	Termination	(660,461)	0	29,490
Fortescue Ltd.	Morgan Stanley	02/09/2027	4.32	Termination	(78,508)	0	7,543
IGO Ltd.	Goldman Sachs	07/21/2026	4.32	Termination	(303,178)	0	225,494
IGO Ltd.	Morgan Stanley	10/26/2026	4.32	Termination	(46,046)	0	(1,522)
Treasury Wine Estates Ltd.	Morgan Stanley	10/30/2026	4.32	Termination	(456,444)	0	(13,627)
Treasury Wine Estates Ltd.	Goldman Sachs	12/14/2026	4.32	Termination	(387,255)	0	(58,816)
Wesfarmers Ltd.	Goldman Sachs	07/13/2026	4.32	Termination	(636,919)	0	(180,657)
Wesfarmers Ltd.	Morgan Stanley	10/26/2026	4.32	Termination	(96,768)	0	(14,979)
Wisetech Global Ltd.	Goldman Sachs	08/28/2026	4.32	Termination	(348,698)	0	(93,752)
Wisetech Global Ltd.	Morgan Stanley	02/09/2027	4.32	Termination	(41,515)	0	(9,211)
							(294,425)
Belgium
Melexis NV	Goldman Sachs	01/08/2027	3.91	Termination	(590,613)	0	35,952
Bermuda
Liberty Global Ltd.	Goldman Sachs	10/19/2026	5.33	Termination	(638,027)	0	(13,996)
Finland
Nokian Renkaat Oyj	Goldman Sachs	06/29/2026	3.91	Termination	(582,991)	0	(18,122)
Nokian Renkaat Oyj	Morgan Stanley	02/09/2027	3.99	Termination	(69,303)	0	2,374
Valmet Oyj	Goldman Sachs	06/29/2026	3.91	Termination	(541,405)	0	(1,554)
Valmet Oyj	Morgan Stanley	02/08/2027	3.99	Termination	(318,626)	0	18,295
							993

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  53

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

REFERENCE ENTITY	COUNTERPARTY	MATURITY DATE	FINANCING RATE	PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
France
Sartorius Stedim Biotech	Goldman Sachs	06/29/2026	3.91	Termination	$(551,344)	$0	$(58,097)
Sartorius Stedim Biotech	Morgan Stanley	02/09/2027	3.99	Termination	(65,414)	0	(663)
Unibail-Rodamco-Westfield	Goldman Sachs	01/11/2027	3.91	Termination	(411,729)	0	(12,889)
Unibail-Rodamco-Westfield	Morgan Stanley	02/09/2027	3.99	Termination	(48,937)	0	(1,506)
							(73,155)
Italy
Davide Campari-Milano NV	Goldman Sachs	12/11/2026	3.91	Termination	(505,167)	0	30,178
Japan
Aozora Bank Ltd.	Morgan Stanley	06/29/2026	-0.01	Termination	(691,158)	0	(97,561)
Aozora Bank Ltd.	Goldman Sachs	08/25/2026	-0.01	Termination	(100,832)	0	1,800
Fujitsu Ltd.	Goldman Sachs	01/22/2027	-0.01	Termination	(561,539)	0	(87,304)
Fujitsu Ltd.	Morgan Stanley	02/09/2027	-0.01	Termination	(62,393)	0	181
Furukawa Electric Co., Ltd.	Goldman Sachs	08/10/2026	-0.01	Termination	(660,448)	0	(139,978)
Furukawa Electric Co., Ltd.	Morgan Stanley	02/09/2027	-0.01	Termination	(79,096)	0	(6,092)
Lasertec Corp.	Goldman Sachs	06/29/2026	-0.01	Termination	(772,779)	0	(335,142)
Lasertec Corp.	Morgan Stanley	02/09/2027	-0.01	Termination	(79,943)	0	(1,304)
Minebea Mitsumi, Inc.	Goldman Sachs	08/21/2026	-0.01	Termination	(860,869)	0	(181,472)
Minebea Mitsumi, Inc.	Morgan Stanley	02/09/2027	-0.01	Termination	(103,222)	0	(8,416)
Mitsui Chemicals, Inc.	Goldman Sachs	08/24/2026	-0.01	Termination	(564,429)	0	(25,513)
Mitsui Chemicals, Inc.	Morgan Stanley	02/09/2027	-0.01	Termination	(66,403)	0	2,589
Murata Manufacturing Co., Ltd.	Goldman Sachs	06/29/2026	-0.01	Termination	(727,924)	0	(81,879)
Murata Manufacturing Co., Ltd.	Morgan Stanley	02/09/2027	-0.01	Termination	(86,706)	0	662
Nomura Real Estate Master Fund, Inc.	Goldman Sachs	06/29/2026	-0.01	Termination	(769,727)	0	85,978
Nomura Real Estate Master Fund, Inc.	Morgan Stanley	02/09/2027	-0.01	Termination	(91,374)	0	5,520
Sharp Corp.	Goldman Sachs	06/29/2026	-0.01	Termination	(343,237)	0	5,478
Sumitomo Chemical Co., Ltd.	Goldman Sachs	10/27/2026	-0.01	Termination	(341,856)	0	103,730
Sumitomo Chemical Co., Ltd.	Morgan Stanley	02/09/2027	-0.01	Termination	(40,934)	0	(389)
Trend Micro, Inc.	Morgan Stanley	03/01/2027	-0.01	Termination	(678,603)	0	(27,691)
Unicharm Corp.	Goldman Sachs	12/21/2026	-0.01	Termination	(633,949)	0	(19,639)
Unicharm Corp.	Morgan Stanley	02/09/2027	-0.01	Termination	(76,339)	0	4,885
							(801,557)
Luxembourg
B&M European Value Retail SA	Goldman Sachs	08/03/2026	5.19	Termination	(683,036)	0	36,301
B&M European Value Retail SA	Morgan Stanley	02/09/2027	5.19	Termination	(81,193)	0	(3,157)
							33,144
Netherlands
Koninklijke Philips NV	Goldman Sachs	10/09/2026	3.91	Termination	(550,837)	0	2,136
Koninklijke Philips NV	Morgan Stanley	02/09/2027	3.99	Termination	(65,490)	0	3,193
							5,329
New Zealand
Xero Ltd.	Goldman Sachs	06/29/2026	4.32	Termination	(361,459)	0	(42,388)
Xero Ltd.	Morgan Stanley	11/30/2026	4.32	Termination	(321,821)	0	(63,623)
							(106,011)
South Korea
SK Bioscience Co., Ltd.	Morgan Stanley	10/26/2026	5.33	Termination	(549,999)	0	(37,309)
Sweden
Avanza Bank Holding AB	Goldman Sachs	06/29/2026	3.99	Termination	(589,682)	0	(73,469)
Boliden AB	Goldman Sachs	11/02/2026	3.99	Termination	(727,622)	0	67,258
Boliden AB	Morgan Stanley	02/09/2027	4.01	Termination	(86,502)	0	3,004
Fastighets AB Balder, Class B	Goldman Sachs	06/29/2026	3.99	Termination	(842,374)	0	(272,440)
Husqvarna AB	Goldman Sachs	01/11/2027	3.99	Termination	(566,602)	0	(3,571)
Husqvarna AB	Morgan Stanley	02/09/2027	4.01	Termination	(67,354)	0	1,103
Mips AB	Goldman Sachs	07/21/2026	3.99	Termination	(459,565)	0	196,038
Mips AB	Morgan Stanley	02/09/2027	4.01	Termination	(54,642)	0	251
Sagax AB, Class B	Goldman Sachs	06/29/2026	3.99	Termination	(809,845)	0	(103,825)
Sagax AB, Class B	Morgan Stanley	02/09/2027	4.01	Termination	(96,269)	0	2,115
							(183,536)

The accompanying notes are an integral part of the financial statements.

54  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

REFERENCE ENTITY	COUNTERPARTY	MATURITY DATE	FINANCING RATE	PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Switzerland
Adecco Group AG	Morgan Stanley	01/29/2027	1.69	Termination	$(928,307)	$0	$40,226
Belimo Holding AG	Morgan Stanley	10/20/2026	1.69	Termination	(901,498)	0	(49,350)
Belimo Holding AG	Goldman Sachs	12/21/2026	1.69	Termination	(27,045)	0	2,926
Chocoladefabriken Lindt	Morgan Stanley	02/22/2027	1.69	Termination	(720,529)	0	36,410
Comet Holding AG	Morgan Stanley	06/26/2026	1.69	Termination	(299,073)	0	(76,205)
Comet Holding AG	Goldman Sachs	10/23/2026	1.69	Termination	(277,837)	0	(107,603)
Kardex Holding AG	Morgan Stanley	06/26/2026	1.69	Termination	(670,973)	0	(121,504)
Kardex Holding AG	Goldman Sachs	12/21/2026	1.69	Termination	(20,461)	0	(1,337)
Sika AG	Goldman Sachs	10/19/2026	1.69	Termination	(487,107)	0	(49,061)
Sika AG	Morgan Stanley	10/20/2026	1.69	Termination	(362,008)	0	(45,495)
							(370,993)
Taiwan
Acer, Inc.	Goldman Sachs	01/11/2027	5.33	Termination	(441,366)	0	46,689
Advantech Co., Ltd.	Goldman Sachs	12/08/2025	5.33	Termination	(265,133)	0	(124,613)
Advantech Co., Ltd.	HSBC	12/22/2025	0.00	Termination	(13,560)	0	(2,994)
Advantech Co., Ltd.	Morgan Stanley	01/19/2026	5.33	Termination	(273,893)	0	(26,583)
Advantech Co., Ltd.	Goldman Sachs	12/31/2030	5.33	Termination	(148,057)	0	(18,559)
Nan Ya Plastics Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(54,772)	0	4,030
Nan Ya Plastics Corp.	Morgan Stanley	01/19/2026	5.33	Termination	(84,990)	0	20,778
Unimicron Technology Corp.	Goldman Sachs	11/02/2026	5.33	Termination	(732,549)	0	(134,122)
							(235,374)
United Kingdom
abrdn PLC	Goldman Sachs	02/23/2026	5.19	Termination	(587,945)	0	95,532
abrdn PLC	Morgan Stanley	02/09/2027	5.19	Termination	(69,888)	0	2,292
AJ Bell PLC	Goldman Sachs	11/13/2026	5.19	Termination	(857,263)	0	(91,471)
AJ Bell PLC	Morgan Stanley	02/09/2027	5.19	Termination	(101,897)	0	4,342
Antofagasta PLC	Goldman Sachs	01/19/2027	5.19	Termination	(821,706)	0	(104,169)
Antofagasta PLC	Morgan Stanley	02/08/2027	5.19	Termination	(597,834)	0	(28,689)
Howden Joinery Group PLC	Morgan Stanley	02/22/2027	5.19	Termination	(756,389)	0	(25,070)
Ocado Group PLC	Goldman Sachs	01/11/2027	5.19	Termination	(286,609)	0	114,327
Ocado Group PLC	Morgan Stanley	02/09/2027	5.19	Termination	(34,072)	0	944
Segro PLC	Goldman Sachs	03/24/2026	5.19	Termination	(857,982)	0	(131,438)
Segro PLC	Morgan Stanley	02/09/2027	5.19	Termination	(108,679)	0	1,993
Segro PLC	Goldman Sachs	12/31/2030	5.19	Termination	(56,314)	0	(3,721)
Severn Trent PLC	Goldman Sachs	08/17/2026	5.19	Termination	(764,801)	0	(41,880)
Severn Trent PLC	Morgan Stanley	02/09/2027	5.19	Termination	(90,918)	0	1,346
Soho House & Co., Inc.	Morgan Stanley	02/09/2027	5.33	Termination	(490,818)	0	(76,022)
Spectris PLC	Goldman Sachs	01/25/2027	5.19	Termination	(865,101)	0	5,974
Spectris PLC	Morgan Stanley	02/09/2027	5.19	Termination	(73,887)	0	2,727
							(272,983)
United States
Acushnet Holdings Corp.	Goldman Sachs	06/29/2026	5.33	Termination	(634,537)	0	(105,912)
Adient PLC	HSBC	01/25/2027	5.31	Termination	(449,196)	0	8,206
Adient PLC	Goldman Sachs	02/08/2027	5.33	Termination	(53,422)	0	2,894
Ameresco, Inc., Class A	Goldman Sachs	06/29/2026	5.33	Termination	(155,670)	0	154,447
Antero Resources Corp.	Morgan Stanley	02/09/2027	5.33	Termination	(539,237)	0	(90,455)
Avangrid, Inc.	HSBC	01/25/2027	5.31	Termination	(220,681)	0	(1,205)
Avangrid, Inc.	Goldman Sachs	02/08/2027	5.33	Termination	(26,274)	0	(610)
Bank of Hawaii Corp.	Goldman Sachs	07/21/2026	5.33	Termination	(949,651)	0	(8,254)
Bank of Hawaii Corp.	Morgan Stanley	02/08/2027	5.33	Termination	(357,521)	0	2,469
Blackline, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(350,308)	0	(13,846)
Block, Inc., Class A	Morgan Stanley	02/22/2027	5.33	Termination	(287,681)	0	(46,163)
Cassava Sciences, Inc.	Morgan Stanley	06/29/2026	5.33	Termination	(428,692)	0	3,154
Cassava Sciences, Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(11,283)	0	(4,413)
Ceridian HCM Holding, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(909,391)	0	(52,905)
Cincinnati Financial Corp.	HSBC	08/28/2026	5.31	Termination	(416,214)	0	(36,437)
Cincinnati Financial Corp.	Goldman Sachs	10/26/2026	5.33	Termination	(94,506)	0	(5,310)
Credit Acceptance Corp.	HSBC	10/13/2026	5.31	Termination	(1,264,976)	0	(268,396)
Credit Acceptance Corp.	Goldman Sachs	10/26/2026	5.33	Termination	(242,477)	0	(14,879)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  55

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (continued)

REFERENCE ENTITY	COUNTERPARTY	MATURITY DATE	FINANCING RATE	PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
United States—(continued)
CVR Energy, Inc.	Goldman Sachs	10/12/2026	5.33	Termination	$(478,721)	$0	$(30,167)
Dick’s Sporting Goods, Inc.	Goldman Sachs	09/07/2026	5.33	Termination	(688,079)	0	(231,453)
Digital Realty Trust, Inc.	HSBC	10/13/2026	5.31	Termination	(633,045)	0	(96,546)
Digital Realty Trust, Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(121,559)	0	(7,716)
Doximity, Inc., Class A	Goldman Sachs	06/29/2026	5.33	Termination	(493,178)	0	(28,980)
Entegris, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(856,679)	0	(185,305)
Five Below, Inc.	HSBC	09/07/2026	5.31	Termination	(357,411)	0	(51,150)
Five Below, Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(68,833)	0	(6,660)
Floor & Décor Holdings, Inc.	Goldman Sachs	01/18/2027	5.33	Termination	(716,909)	0	(106,711)
Glacier Bancorp, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(1,141,834)	0	(56,426)
Greif, Inc., Class A	Goldman Sachs	06/29/2026	5.33	Termination	(864,086)	0	28,720
Howard Hughes Holdings, Inc.	Goldman Sachs	08/17/2026	5.33	Termination	(1,196,730)	0	(18,854)
LGI Homes, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(891,043)	0	29,021
LGI Homes, Inc.	Morgan Stanley	02/08/2027	5.33	Termination	(307,244)	0	6,750
Lions Gate Entertainment	Morgan Stanley	10/12/2026	5.33	Termination	(352,541)	0	(68,635)
Lions Gate Entertainment	Goldman Sachs	02/08/2027	5.33	Termination	(41,908)	0	3,858
Lowe’s Cos., Inc.	HSBC	08/28/2026	5.31	Termination	(537,175)	0	(39,506)
Lowe’s Cos., Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(103,247)	0	(11,313)
Marriott Vacations Worldwide Corp.	HSBC	01/25/2027	5.31	Termination	(6,803)	0	(602)
Marriott Vacations Worldwide Corp.	Goldman Sachs	02/08/2027	5.33	Termination	(349,835)	0	(39,128)
Matador Resources Co.	Goldman Sachs	06/29/2026	5.33	Termination	(962,153)	0	(107,755)
National Beverage Corp.	Goldman Sachs	06/29/2026	5.33	Termination	(602,412)	0	(41,945)
Novanta, Inc.	Morgan Stanley	08/10/2026	5.33	Termination	(596,816)	0	(72,312)
Novanta, Inc.	Goldman Sachs	08/24/2026	5.33	Termination	(197,152)	0	(21,136)
Occidental Petroleum Corp.	Goldman Sachs	12/14/2026	5.33	Termination	(768,111)	0	(44,708)
On Semiconductor Corp.	Goldman Sachs	01/11/2027	5.33	Termination	(1,122,558)	0	(46,818)
Paramount Global, Class B	Goldman Sachs	06/29/2026	5.33	Termination	(398,820)	0	103,780
Portillo’s, Inc., Class A	Morgan Stanley	06/29/2026	5.33	Termination	(170,480)	0	63,401
Portillo’s, Inc., Class A	Goldman Sachs	10/26/2026	5.33	Termination	(32,809)	0	(747)
RH	Goldman Sachs	12/14/2026	5.33	Termination	(811,675)	0	(70,804)
Rumble, Inc.	Morgan Stanley	06/29/2026	5.33	Termination	(144,195)	0	34,435
Rumble, Inc.	Goldman Sachs	08/31/2026	5.33	Termination	(118,128)	0	14,123
Selective Insurance Group	Goldman Sachs	06/29/2026	5.33	Termination	(451,772)	0	(30,901)
Siteone Landscape Supply, Inc.	Goldman Sachs	11/03/2026	5.33	Termination	(811,737)	0	(187,654)
Summit Materials, Inc.	HSBC	01/25/2027	5.31	Termination	(707,619)	0	(114,319)
Summit Materials, Inc.	Goldman Sachs	02/08/2027	5.33	Termination	(84,139)	0	(12,683)
Synaptics, Inc.	Goldman Sachs	10/30/2026	5.33	Termination	(502,902)	0	(89,601)
T Rowe Price Group, Inc.	HSBC	10/13/2026	5.31	Termination	(865,314)	0	(70,233)
T Rowe Price Group, Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(166,398)	0	(10,501)
Tesla, Inc.	HSBC	08/28/2026	5.31	Termination	(981,944)	0	136,970
Tesla, Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(563,649)	0	(7,834)
Texas Capital Bancshares, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(896,113)	0	(101,272)
Treehouse Foods, Inc.	Goldman Sachs	11/23/2026	5.33	Termination	(782,656)	0	83,903
Trupanion, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(226,011)	0	(26,218)
Trupanion, Inc.	Morgan Stanley	02/08/2027	5.33	Termination	(26,884)	0	1,817
							(2,007,430)
Total Short							(4,291,173)
Net unrealized gain/(loss) on Contracts For Difference							$(3,582,775)

The accompanying notes are an integral part of the financial statements.

56  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2024 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Common Stocks:
Bermuda	$4,096,517	$4,096,517	$—	$—
Canada	15,431,676	15,431,676	—	—
China	1,545,894	1,545,894	—	—
France	6,237,791	—	6,237,791	—
Germany	2,543,403	—	2,543,403	—
Greece	792,236	792,236	—	—
Ireland	3,613,927	3,613,927	—	—
Israel	2,107,438	2,107,438	—	—
Italy	1,188,610	—	1,188,610	—
Japan	14,448,251	—	14,448,251	—
Luxembourg	1,061,702	1,061,702	—	—
Monaco	925,253	925,253	—	—
Netherlands	837,096	—	837,096	—
South Korea	6,936,354	1,302,431	5,633,923	—
United Kingdom	8,229,241	2,212,344	6,016,897	—
United States	51,759,692	51,759,692	—	—
Common Stocks - Total	$121,755,081	$84,849,110	$36,905,971	$—
Corporate Bonds	1,235,521	—	—	1,235,521
Warrants	2,472	—	—	2,472
Short-Term Investments	38,197,444	3,886,588	34,310,856	—
Total Assets	$161,190,518	$88,735,698	$71,216,827	$1,237,993
Liabilities:
Common Stocks	$(823,298)	$(823,298)	$—	$—
Options Written	(2,714,552)	(2,317,829)	(396,723)	—
Total Liabilities	$(3,537,850)	$(3,141,127)	$(396,723)	$—
Other Financial Instruments*:
Assets
Contracts For Difference	$3,424,975	$3,424,975	$—	$—
Total Assets	$3,424,975	$3,424,975	$—	$—
Liabilities
Contracts For Difference	$(7,007,750)	$(7,007,750)	$—	$—
Total Liabilities	$(7,007,750)	$(7,007,750)	$—	$—

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 29, 2024.

Refer to the Portfolio of Investments for industry classifications.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  57

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments

	NUMBER OF SHARES	VALUE
COMMON STOCKS—70.8%
Brazil—6.7%
Cia Siderurgica Nacional SA	97,700	$331,753
Cielo SA	728,800	779,951
Eletromidia SA(a)	151,278	492,990
Marfrig Global Foods SA(a)	268,600	528,436
Minerva SA	391,500	537,111
Sendas Distribuidora SA	41,300	118,140
TIM SA	52,800	192,460
Vibra Energia SA	209,300	1,079,951
		4,060,792
China—36.0%(b)
Anhui Conch Cement Co., Ltd. - Class H	103,500	225,214
Beijing New Building Materials PLC - Class A(c)	233,000	908,828
Beijing Roborock Technology Co., Ltd. - Class A(c)	24,481	1,109,239
BOE Technology Group Co., Ltd. - Class A(c)	3,800,180	2,106,120
COSCO SHIPPING Holdings Co., Ltd. - Class A(c)	550,600	803,712
GoerTek, Inc. - Class A(c)	127,900	296,074
Gree Electric Appliances, Inc. of Zhuhai - Class A(c)	232,800	1,262,147
Guangdong Tapai Group Co., Ltd. - Class A(c)	305,000	308,349
Guizhou Tyre Co., Ltd. - Class A(c)	644,400	517,617
Hang Zhou Great Star Industrial Co., Ltd. - Class A(c)	257,500	777,016
Henan Shuanghui Investment & Development Co., Ltd. - Class A(c)	189,900	770,146
Huaxin Cement Co., Ltd. - Class A(c)	194,500	366,461
Hubei Xingfa Chemicals Group Co., Ltd. - Class A(c)	245,500	628,141
Kuaishou Technology(a)	98,000	553,397
LB Group Co., Ltd. - Class A(c)	210,200	547,940
Midea Group Co., Ltd. - Class A(c)	240,600	2,089,920
Satellite Chemical Co., Ltd. - Class A(a)(c)	357,700	822,677
Shandong Pharmaceutical Glass Co., Ltd. - Class A(c)	121,200	443,230
Shandong Sun Paper Industry JSC Ltd. - Class A(c)	549,200	1,085,652
Suofeiya Home Collection Co., Ltd. - Class A(c)	335,100	762,600
Triangle Tyre Co., Ltd. - Class A	223,200	502,591
Wangsu Science & Technology Co. Ltd. - Class A(c)	498,700	710,400
Weichai Power Co., Ltd. - Class H	395,000	777,503
Weichai Power Co., Ltd. - Class A(c)	983,700	2,309,060
Wingtech Technology Co., Ltd. - Class A(a)(c)	129,300	685,006
Xiamen Xiangyu Co., Ltd. - Class A(c)	330,900	314,230
Xinfengming Group Co., Ltd. - Class A(a)(c)	216,800	413,028
		22,096,298
	NUMBER OF SHARES	VALUE
Cyprus—0.0%(d)
Fix Price Group PLC - GDR(e)	21,704	$0
Hong Kong—1.0%
Lee & Man Paper Manufacturing Ltd.	560,000	159,673
Orient Overseas International Ltd.	28,000	433,590
		593,263
Hungary—0.1%
Richter Gedeon Nyrt	2,410	64,160
India—3.6%
Bajaj Auto Ltd.	14,728	1,403,712
Power Grid Corp. of India Ltd.	158,132	540,254
Zydus Lifesciences Ltd.	19,425	220,497
		2,164,463
Malaysia—1.2%
Hartalega Holdings Bhd(a)	620,400	328,325
Petronas Chemicals Group Bhd	310,700	458,587
		786,912
Mexico—0.4%
Grupo Financiero Banorte SAB de CV	24,900	257,557
Singapore—0.1%
United Overseas Bank Ltd.	4,400	91,558
South Africa—1.3%
Life Healthcare Group Holdings Ltd.	94,465	86,437
Sappi Ltd.	288,474	694,413
Thungela Resources Ltd.	13,654	74,748
		855,598
South Korea—10.1%
Amorepacific Corp.	4,099	368,571
Classys, Inc.	8,327	201,372
Hana Financial Group, Inc.	10,958	466,240
Hankook Tire & Technology Co., Ltd.	34,759	1,416,093
Hanwha Chemical Corp.	12,040	251,410
HK inno N Corp.(a)	15,156	435,982
Kumho Petrochemical Co., Ltd.(a)	9,597	1,065,814
SK Hynix, Inc.	13,102	1,544,522
SK Square Co., Ltd.(a)	9,145	479,863
		6,229,867
Taiwan—8.7%
Evergreen Marine Corp. Taiwan Ltd.	291,000	1,524,466
Formosa Chemicals & Fibre Corp.	77,000	139,456
Genius Electronic Optical Co., Ltd.	46,000	617,077
Hiwin Technologies Corp.	23,000	174,765
Largan Precision Co., Ltd., Class C	6,000	492,417
Taiwan Semiconductor Manufacturing Co., Ltd.	39,000	854,666
Walsin Technology Corp.	194,000	689,083
Yang Ming Marine Transport Corp.	552,000	870,883
		5,362,813

The accompanying notes are an integral part of the financial statements.

58  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

	NUMBER OF SHARES	VALUE
Thailand—1.6%
Bumrungrad Hospital PCL(e)	15,300	$95,558
Indorama Ventures PCL(e)	1,107,900	719,757
SCG Packaging PCL(e)	194,600	151,925
		967,240
TOTAL COMMON STOCKS (Cost $38,241,216)		43,530,521

PREFERRED STOCKS—2.1%
Brazil—0.8%
Braskem SA	42,400	178,604
Usinas Siderurgicas de Minas Gerais S/A Usiminas	129,500	286,556
		465,160
South Korea—1.3%
Samsung Electronics Co. Ltd.	17,491	837,585
TOTAL PREFERRED STOCKS (Cost $708,397)		1,302,745

SHORT-TERM INVESTMENTS—21.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Class Institutional, 5.22%(c)(f)	2,306,521	2,306,521
Federated Hermes U.S. Treasury Cash Reserves - Class Institutional, 5.18%(c)(f)	2,306,521	2,306,521
Fidelity Treasury Portfolio - Class I, 5.20%(c)(f)	2,306,521	2,306,521
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Class Institutional, 5.17%(c)(f)	2,306,521	2,306,521
Tri-State Deposit, 5.45%(f)	4,050,296	4,050,296
TOTAL SHORT-TERM INVESTMENTS (Cost $13,276,380)		13,276,380
TOTAL INVESTMENTS—94.6% (Cost $52,225,993)		58,109,646
Money Market Deposit Account—0.2%(g)		138,200
OTHER ASSETS IN EXCESS OF LIABILITIES—5.2%		3,181,295
TOTAL NET ASSETS—100.0%		$61,429,141

GDR	Global Depositary Receipt
PLC	Public Limited Company
SA	Sociedad Anónima
SAB de CV	Sociedad Anónima Bursátil de Capital Variable
(a)	Non-income producing security.
(b)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(c)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(d)	Represents less than 0.05% of net assets.
(e)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as valuation designee. These securities represented $967,240 or 1.6% of net assets as of February 29, 2024.
(f)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(g)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  59

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Securities Sold Short

	NUMBER OF SHARES	VALUE
COMMON STOCKS—(0.3)%
South Korea—(0.3)%
Hyundai Motor Co. - GDR	(3,189)	$(183,973)
TOTAL COMMON STOCKS (Proceeds $181,696)		(183,973)
TOTAL SECURITIES SOLD SHORT—(0.3)% (Proceeds $181,696)		$(183,973)

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

60  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

Contracts For Difference held by the Fund at February 29, 2024, are as follows:

REFERENCE ENTITY	COUNTERPARTY	MATURITY DATE	FINANCING RATE	PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long
Brazil
Banco do Brasil SA	Morgan Stanley	12/08/2025	5.33%	Termination	$117,780	$0	$16,472
Braskem SA	Goldman Sachs	02/08/2027	5.33	Termination	179,013	0	27,101
Gerdau SA	Morgan Stanley	09/28/2026	5.33	Termination	264,427	0	(37,781)
Sendas Distribuidora SA	Goldman Sachs	12/08/2025	5.33	Termination	115,280	0	(39,648)
TIM SA	Goldman Sachs	08/24/2026	5.33	Termination	231,920	0	44,630
Vale SA	Goldman Sachs	09/28/2026	5.33	Termination	756,820	0	(13,105)
							(2,331)
Cayman Islands
StoneCo Ltd., Class A	Goldman Sachs	08/28/2026	5.33	Termination	1,385,285	0	463,005
China
Alibaba Group Holding Ltd.	Goldman Sachs	12/08/2025	4.53	Termination	146,182	0	(39,842)
Chervon Holdings Ltd.	Goldman Sachs	01/19/2027	4.56	Termination	205,021	0	(90,890)
Daqo New Energy Corp.	Morgan Stanley	12/07/2026	5.33	Termination	978,391	0	(112,764)
Greentown China Holdings	Goldman Sachs	12/14/2026	4.57	Termination	395,661	0	(76,980)
Hello Group, Inc.	Morgan Stanley	11/02/2026	5.33	Termination	222,261	0	(23,723)
JD.com, Inc.	Goldman Sachs	12/08/2025	4.53	Termination	11,988	0	(18,224)
JD.com, Inc.	Goldman Sachs	12/08/2025	5.33	Termination	133,639	0	(53,930)
Longfor Group Holdings Ltd.	Goldman Sachs	12/14/2026	4.54	Termination	292,759	0	(69,987)
Netease Inc.	Goldman Sachs	12/07/2026	5.33	Termination	376,533	0	20,806
Sunny Optical Technology	Goldman Sachs	12/08/2026	4.52	Termination	242,013	0	(76,936)
Vipshop Holdings Ltd.	Goldman Sachs	06/26/2026	5.33	Termination	600,773	0	13,054
							(529,416)
Greece
Star Bulk Carriers Corp.	Goldman Sachs	12/11/2026	5.33	Termination	556,171	0	91,144
Hong Kong
China Resources Land Ltd.	Goldman Sachs	12/14/2026	4.54	Termination	332,435	0	(23,133)
Futu Holdings Ltd.	Morgan Stanley	10/30/2026	5.33	Termination	617,674	0	(39,358)
Orient Overseas International Ltd.	Goldman Sachs	12/08/2026	4.52	Termination	373,051	0	86,797
Techtronic Industries Co., Ltd.	Goldman Sachs	01/19/2027	4.56	Termination	1,201,514	0	5,862
Yuexiu Property Co., Ltd.	Goldman Sachs	12/14/2026	4.54	Termination	580,480	0	(78,043)
							(47,875)
Israel
Monday.com Ltd.	Goldman Sachs	03/17/2026	5.33	Termination	375,995	0	110,417
Teva Pharmaceuticals Industries Ltd.	Morgan Stanley	10/19/2026	5.33	Termination	532,864	0	161,169
							271,586
Mexico
Alpek SAB de CV	Morgan Stanley	11/23/2026	5.33	Termination	260,022	0	(60,252)
Coca-Cola Femsa SAB de CV	Goldman Sachs	02/09/2026	5.33	Termination	212,831	0	49,919
							(10,333)
Portugal
Jeronimo Martins SGPS SA	Goldman Sachs	12/08/2025	3.91	Termination	203,977	0	(26,500)
Russia
Detsky Mir PJSC	Goldman Sachs	09/18/2025	5.33	Monthly	177,855	0	(16,396)
Headhunter Group PLC	Morgan Stanley	09/23/2026	5.33	Monthly	0	0	(116,107)
Sberbank PJSC	Goldman Sachs	09/16/2025	5.33	Monthly	0	0	(1,057)
							(133,560)
Singapore
DBS Group Holdings Ltd.	Goldman Sachs	12/08/2025	3.78	Termination	105,300	0	(1,547)
South Africa
Aspen Pharmacare Holdings Ltd.	Morgan Stanley	12/09/2025	8.22	Termination	70,477	0	662
Thungela Resources Ltd.	Goldman Sachs	08/24/2026	5.19	Termination	203,312	0	(137,093)
							(136,431)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  61

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

REFERENCE ENTITY	COUNTERPARTY	MATURITY DATE	FINANCING RATE	PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
South Korea
Samsung Electronics Co., Ltd.	Goldman Sachs	03/30/2026	5.33	Termination	$1,642,880	$0	$173,157
SK Hynix, Inc.	Goldman Sachs	12/08/2025	5.33	Termination	633,668	0	284,236
							457,393
Taiwan
Hiwin Technologies Corp.	Goldman Sachs	07/13/2026	5.33	Termination	561,856	0	55,043
Taiwan Semiconductor Manufacturing Company Ltd.	Morgan Stanley	10/27/2026	5.33	Termination	797,239	0	253,881
							308,924
United Kingdom
Hikma Pharmaceuticals PLC	Morgan Stanley	12/07/2026	5.19	Termination	167,178	0	18,910
United States
Mosaic Co.	Goldman Sachs	11/10/2026	5.33	Termination	716,929	0	(47,064)
Uruguay
Arcos Dorados Holdings, Inc.	Goldman Sachs	03/17/2026	5.33	Termination	198,525	0	53,070
Total Long							728,975
Short
Australia
IGO Ltd.	Goldman Sachs	04/17/2026	4.32	Termination	(246,970)	0	148,091
Brazil
B3 SA - Brasil Bolsa Balcao	Bank of America	12/08/2025	5.33	Termination	(110,463)	0	(10,848)
B3 SA - Brasil Bolsa Balcao	Morgan Stanley	12/14/2026	5.33	Termination	(113,560)	0	10,143
Banco Bradesco SA	Goldman Sachs	12/14/2026	5.33	Termination	(259,594)	0	46,538
Banco Santander Brasil	JPMorgan	07/24/2026	1.06	Termination	(291,243)	0	21,543
Localiza Rent a Car SA	JPMorgan	05/18/2026	5.04	Termination	(539,642)	0	81,328
Localiza Rent a Car SA	JPMorgan	11/29/2030	5.04	Termination	(1,935)	0	(1,935)
Santos Brasil Participacoes	Goldman Sachs	12/14/2026	5.33	Termination	(365,412)	0	(54,877)
SLC Agricola SA	Goldman Sachs	02/09/2027	5.33	Termination	(303,888)	0	(835)
Vamos Locacao de Caminhoes Maquinas E Equipamentos SA	Bank of America	08/25/2026	5.33	Termination	(219,080)	0	95,279
Vamos Locacao de Caminhoes Maquinas E Equipamentos SA	JPMorgan	10/19/2026	4.45	Termination	(420,457)	0	(6,343)
WEG SA	JPMorgan	05/25/2026	5.17	Termination	(469,655)	0	16,706
WEG SA	Goldman Sachs	11/09/2026	5.33	Termination	(132,486)	0	(10,510)
							186,189
Canada
Canadian Solar, Inc.	Goldman Sachs	11/10/2026	5.33	Termination	(368,927)	0	(472)
Chile
Sociedad Quimica y Minera de Chile SA	Goldman Sachs	03/31/2026	5.33	Termination	(347,742)	0	213,296
Sociedad Quimica y Minera de Chile SA	Morgan Stanley	11/09/2026	5.33	Termination	(118,731)	0	1,318
							214,614
China
China Coal Energy Co.	Goldman Sachs	07/28/2026	4.77	Termination	(206,137)	0	(66,858)
China Resources Microelectronics Ltd.	JPMorgan	12/22/2025	-5.43	Termination	(108,202)	0	21,915
China Resources Microelectronics Ltd.	JPMorgan	12/29/2025	-5.43	Termination	(42,295)	0	13,332
China Resources Microelectronics Ltd.	HSBC	07/21/2026	5.31	Termination	(25,228)	0	6,789
China Shenhua Energy Co.	Goldman Sachs	07/28/2026	4.77	Termination	(197,043)	0	(44,774)
Ganfeng Lithium Group Co., Ltd.	HSBC	04/20/2026	4.58	Termination	(457,603)	0	254,148
Ginlong Technologies Co., Ltd.	JPMorgan	11/13/2026	-6.09	Termination	(261,670)	0	12,483
Ginlong Technologies Co., Ltd.	Bank of America	11/16/2026	5.33	Termination	(96,881)	0	4,284
Guanghui Energy Co., Ltd.	Goldman Sachs	09/11/2026	5.33	Termination	(111,727)	0	(6,197)
Guanghui Energy Co., Ltd.	Bank of America	09/14/2026	5.33	Termination	(284,158)	0	(15,839)

The accompanying notes are an integral part of the financial statements.

62  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

REFERENCE ENTITY	COUNTERPARTY	MATURITY DATE	FINANCING RATE	PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
China—(continued)
Henan Shenhuo Coal & Power Co., Ltd.	Goldman Sachs	09/11/2026	5.33	Termination	$(412,337)	$0	$(42,271)
Hoymiles Power Electronics, Inc.	Goldman Sachs	11/16/2026	5.33	Termination	(101,341)	0	1,239
JinkoSolar Holding Co., Ltd.	Morgan Stanley	11/09/2026	5.33	Termination	(241,684)	0	63,373
Jiumaojiu International Holdings Ltd.	Goldman Sachs	10/19/2026	4.77	Termination	(19,455)	0	17,091
Jiumaojiu International Holdings Ltd.	JPMorgan	11/10/2026	4.27	Termination	(147,299)	0	95,330
Pingdingshan Tianan Coal Mining Co., Ltd.	Morgan Stanley	07/31/2026	5.33	Termination	(93,743)	0	(40,119)
Pingdingshan Tianan Coal Mining Co., Ltd.	Goldman Sachs	10/16/2026	5.33	Termination	(89,919)	0	(26,577)
Shaanxi Coal Industry Co., Ltd.	Morgan Stanley	07/31/2026	5.33	Termination	(499,985)	0	(163,871)
Shanxi Coking Coal Energy	Goldman Sachs	09/11/2026	5.33	Termination	(363,108)	0	(69,191)
Shanxi Coking Coal Energy	Morgan Stanley	09/14/2026	5.33	Termination	(95,069)	0	(18,107)
Shenzhen Inovance Technology Co., Ltd.	JPMorgan	11/10/2026	0.26	Termination	(457,824)	0	(3,146)
TCL Zhonghuan Renewable Energy Technology Co., Ltd.	Goldman Sachs	11/10/2026	5.33	Termination	(271,406)	0	92,137
Tianqi Lithium Corp.	Morgan Stanley	04/24/2026	3.73	Termination	(205,109)	0	88,201
Unigroup Guoxin Microelectronics Co., Ltd.	JPMorgan	11/16/2026	-5.69	Termination	(401,081)	0	28,731
Yankuang Energy Group Co., Ltd.	HSBC	04/13/2026	4.58	Termination	(351,001)	0	(135,242)
Yankuang Energy Group Co., Ltd.	Goldman Sachs	10/16/2026	5.33	Termination	(232,779)	0	(54,666)
Zhejiang Juhua Co., Ltd.	JPMorgan	12/04/2026	-5.58	Termination	(237,773)	0	(52,907)
							(40,712)
Hong Kong
Budweiser Brewing Co., APAC Ltd.	Goldman Sachs	02/22/2027	4.77	Termination	(448,120)	0	20,925
India
Axis Bank Ltd.	Morgan Stanley	02/16/2027	5.33	Termination	(305,918)	0	4,701
Dr. Reddy’s Laboratories	Goldman Sachs	10/19/2026	5.33	Termination	(397,874)	0	(43,659)
Infosys Ltd.	Goldman Sachs	07/14/2026	5.33	Termination	(524,649)	0	(96,768)
Wipro Ltd.	Goldman Sachs	07/14/2026	5.33	Termination	(539,397)	0	(124,256)
							(259,982)
Indonesia
AKR Corporindo Tbk PT	Bank of America	02/22/2027	5.33	Termination	(36,488)	0	(1,733)
Kalbe Farma Tbk PT	JPMorgan	09/21/2026	3.41	Termination	(422,718)	0	69,826
Mitra Adiperkasa Tbk PT	Morgan Stanley	02/23/2027	5.33	Termination	(14,111)	0	124
Sumber Alfaria Trijaya Tbk PT	JPMorgan	02/22/2027	4.81	Termination	(451,952)	0	2,137
Unilever Indonesia Tbk PT	Bank of America	08/31/2026	5.33	Termination	(439,267)	0	35,727
							106,081
Ireland
Arcadium Lithium PLC	Goldman Sachs	12/31/2030	4.32	Termination	(269,738)	0	124,142
Israel
Camtek Ltd.	Morgan Stanley	02/16/2026	5.33	Termination	(753,160)	0	(353,016)
Nova Ltd.	Morgan Stanley	02/16/2026	5.33	Termination	(225,658)	0	(108,371)
Nova Ltd.	Goldman Sachs	10/19/2026	5.33	Termination	(628,930)	0	(270,745)
							(732,132)
Japan
Ibiden Co., Ltd.	Goldman Sachs	02/23/2026	-0.01	Termination	(285,394)	0	(94,441)
Lasertec Corp.	Goldman Sachs	12/08/2025	-0.01	Termination	(426,361)	0	(138,581)
Lasertec Corp.	HSBC	08/07/2026	-0.01	Termination	(186,533)	0	(87,163)
Tokyo Electron Ltd.	Goldman Sachs	05/11/2026	-0.01	Termination	(319,711)	0	(183,963)
							(504,148)
Mexico
Becle SAB de CV	Goldman Sachs	09/08/2026	5.33	Termination	(268,671)	0	37,194
Becle SAB de CV	Morgan Stanley	11/09/2026	5.33	Termination	(440,387)	0	(76,858)
GCC SAB de CV	Morgan Stanley	02/09/2027	5.33	Termination	(162,354)	0	18,933

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  63

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

REFERENCE ENTITY	COUNTERPARTY	MATURITY DATE	FINANCING RATE	PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Mexico—(continued)
Gentera SAB de CV	Goldman Sachs	12/15/2026	5.33	Termination	$(402,242)	$0	$(90,007)
Grupo Aeroportuario Del Pacifico SAB de CV	Morgan Stanley	12/14/2026	5.33	Termination	(312,363)	0	(6,272)
Grupo Bimbo SAB de CV	Bank of America	02/08/2027	5.33	Termination	(269,856)	0	38,652
Grupo Bimbo SAB de CV	Morgan Stanley	02/15/2027	5.33	Termination	(136,392)	0	11,319
Wal-Mart de Mexico SAB de CV	Morgan Stanley	02/16/2027	5.33	Termination	(294,780)	0	8,783
							(58,256)
Philippines
International Container Terminal Services, Inc.	HSBC	12/14/2026	5.31	Termination	(380,072)	0	(79,311)
Russia
Ozon Holdings PLC	Goldman Sachs	09/16/2025	5.33	Monthly	0	0	314,151
VK Co., Ltd.	Morgan Stanley	09/23/2026	5.33	Monthly	0	0	140,169
							454,320
Saudi Arabia
Al Rajhi Bank	Goldman Sachs	07/27/2026	5.33	Termination	(311,024)	0	(67,585)
Leejam Sports Co.	HSBC	02/22/2027	5.31	Termination	(222,447)	0	(2,974)
Leejam Sports Co.	Morgan Stanley	03/01/2027	5.33	Termination	(78,687)	0	102
Lumi Rental Company	Morgan Stanley	11/13/2026	5.33	Termination	(549,452)	0	(95,497)
United International Transportation Company	Goldman Sachs	11/09/2026	5.33	Termination	(400,342)	0	(85,456)
United International Transportation Company	Morgan Stanley	12/17/2026	5.33	Termination	(154,355)	0	(27,509)
							(278,919)
Singapore
Hafnia Ltd.	Morgan Stanley	02/15/2027	4.58	Termination	(242,191)	0	(3,784)
South Korea
Amorepacific Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(368,159)	0	14,427
Caregen Co., Ltd.	JPMorgan	11/09/2026	-2.94	Termination	(157,543)	0	28,752
Chunbo Co., Ltd.	Morgan Stanley	12/08/2025	5.33	Termination	(123,691)	0	200,615
Chunbo Co., Ltd.	Goldman Sachs	12/12/2025	5.33	Termination	(44,553)	0	73,161
Chunbo Co., Ltd.	JPMorgan	08/07/2026	-2.94	Termination	(29,634)	0	30,658
EcoPro BM Co., Ltd.	Goldman Sachs	05/04/2026	5.33	Termination	(338,028)	0	(31,917)
EcoPro BM Co., Ltd.	JPMorgan	10/19/2026	0.81	Termination	(165,112)	0	(12,546)
EcoPro Co., Ltd.	Goldman Sachs	11/09/2026	5.33	Termination	(116,490)	0	7,703
Hansol Chemical Co., Ltd.	Morgan Stanley	12/08/2025	5.33	Termination	(209,358)	0	44,465
Hansol Chemical Co., Ltd.	Goldman Sachs	12/12/2025	5.33	Termination	(123,031)	0	23,238
Hansol Chemical Co., Ltd.	JPMorgan	08/07/2026	4.31	Termination	(54,354)	0	9,951
Hanwha Solutions Corporation	Morgan Stanley	10/20/2026	5.33	Termination	(87,589)	0	10,663
Hanwha Solutions Corporation	Goldman Sachs	11/09/2026	5.33	Termination	(163,320)	0	19,904
Hyundai Motor Co.	Morgan Stanley	12/08/2025	5.33	Termination	(197,902)	0	(66,691)
Hyundai Motor Co.	Goldman Sachs	04/14/2026	5.33	Termination	(1,693)	0	(373)
Kakao Games Corp.	Goldman Sachs	10/19/2026	5.33	Termination	(278,843)	0	10,852
Kia Corp.	Morgan Stanley	12/08/2025	5.33	Termination	(152,586)	0	(72,032)
Kum Yang Co., Ltd.	Goldman Sachs	11/09/2026	5.33	Termination	(128,850)	0	(4,535)
LG Energy Solution Ltd.	Goldman Sachs	10/19/2026	5.33	Termination	(372,373)	0	40,913
LG H&H Co., Ltd.	Goldman Sachs	12/08/2025	5.33	Termination	(178,713)	0	156,698
Posco Future M Co., Ltd.	Goldman Sachs	10/19/2026	5.33	Termination	(136,884)	0	4,921
Posco Future M Co., Ltd.	Bank of America	11/09/2026	5.33	Termination	(218,539)	0	(34,959)
SK Biopharmaceuticals Co., Ltd.	Goldman Sachs	12/08/2025	5.33	Termination	(77,136)	0	(17,602)
SK Bioscience Co., Ltd.	Goldman Sachs	02/13/2026	5.33	Termination	(107,344)	0	30,483
							466,749
Taiwan
Acer, Inc.	JPMorgan	11/16/2026	2.06	Termination	(281,389)	0	(79,343)
Advantech Co., Ltd.	Goldman Sachs	10/13/2026	5.33	Termination	(555,213)	0	(76,584)
Advantech Co., Ltd.	Morgan Stanley	11/09/2026	5.33	Termination	(111,043)	0	(14,792)
Aerospace Industrial Development Corp.	JPMorgan	02/22/2027	-2.19	Termination	(453,941)	0	(1,534)
Bora Pharmaceutical Co., Ltd.	Morgan Stanley	12/11/2026	5.33	Termination	(338,632)	0	(22,870)

The accompanying notes are an integral part of the financial statements.

64  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (continued)

REFERENCE ENTITY	COUNTERPARTY	MATURITY DATE	FINANCING RATE	PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Taiwan—(continued)
Compal Electronics, Inc.	JPMorgan	11/13/2026	3.56	Termination	$(457,268)	$0	$(96,020)
E Ink Holdings, Inc.	Goldman Sachs	10/05/2026	5.33	Termination	(801,594)	0	(225,718)
Elan Microelectronics Corp.	Goldman Sachs	02/22/2027	5.33	Termination	(498,901)	0	(40,680)
Elite Material Co., Ltd.	JPMorgan	11/13/2026	0.31	Termination	(532,435)	0	(104,989)
Elite Material Co., Ltd.	Goldman Sachs	02/22/2027	5.33	Termination	(62,639)	0	5,397
Faraday Technology Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(636,644)	0	(332,649)
Global Unichip Corp.	Goldman Sachs	11/13/2026	5.33	Termination	(301,808)	0	(1,606)
Global Unichip Corp.	Bank of America	02/22/2027	5.33	Termination	(301,808)	0	(15,639)
Great Tree Pharmacy Co., Ltd.	Goldman Sachs	10/19/2026	5.33	Termination	(261,377)	0	27,850
Great Tree Pharmacy Co., Ltd.	JPMorgan	11/10/2026	1.56	Termination	(212,974)	0	23,106
Lotus Pharmaceutical Co., Ltd.	Bank of America	11/09/2026	5.33	Termination	(283,918)	0	(40,817)
Lotus Pharmaceutical Co., Ltd.	JPMorgan	11/10/2026	0.06	Termination	(329,711)	0	(59,028)
Makalot Industrial Co., Ltd.	Goldman Sachs	02/22/2027	5.33	Termination	(458,359)	0	(8,203)
Novatek Microelectronics Corp.	Goldman Sachs	11/13/2026	5.33	Termination	(323,226)	0	(71,561)
Nuvoton Technology Corp.	Morgan Stanley	12/08/2025	5.33	Termination	(142,837)	0	(3,473)
Nuvoton Technology Corp.	Goldman Sachs	02/22/2027	5.33	Termination	(363,214)	0	(406)
Parade Technologies Ltd.	Goldman Sachs	11/13/2026	5.33	Termination	(64,221)	0	2,398
Realtek Semiconductor Corp.	Goldman Sachs	11/13/2026	5.33	Termination	(648,033)	0	(191,502)
Taiwan Semiconductor Manufacturing Company Ltd.	Bank of America	02/22/2027	5.33	Termination	(435,312)	0	16,025
Unimicron Technology Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(198,754)	0	(7,936)
United Microelectronics Corp.	Morgan Stanley	11/10/2026	5.33	Termination	(474,862)	0	(14,761)
United Microelectronics Corp.	Goldman Sachs	01/29/2027	5.33	Termination	(164,705)	0	13,796
Wafer Works Corp.	JPMorgan	11/10/2026	1.31	Termination	(107,025)	0	4,460
Yulon Motor Co., Ltd	Morgan Stanley	12/14/2026	5.33	Termination	(333,264)	0	33,310
Yulon Motor Co., Ltd	Goldman Sachs	02/01/2027	5.33	Termination	(176,697)	0	(994)
Yulon Motor Co., Ltd	Bank of America	02/22/2027	5.33	Termination	(91,703)	0	(625)
							(1,285,388)
Thailand
Central Plaza Hotel PCL	Morgan Stanley	09/14/2026	5.33	Termination	(449,603)	0	25,705
Central Retail Corp., PCL	HSBC	02/22/2027	5.31	Termination	(400,645)	0	(9,945)
Com7 PCL	Morgan Stanley	12/08/2025	5.33	Termination	(260,590)	0	153,769
Com7 PCL	Goldman Sachs	09/11/2026	5.33	Termination	(18,181)	0	10,527
Delta Electronics	Morgan Stanley	02/19/2027	5.33	Termination	(271,769)	0	26,842
Muangthai Capital PCL	Morgan Stanley	12/08/2025	5.33	Termination	(162,386)	0	(12,446)
Muangthai Capital PCL	JPMorgan	08/07/2026	-9.69	Termination	(28,957)	0	(6,059)
Muangthai Capital PCL	Goldman Sachs	08/24/2026	5.33	Termination	(61,230)	0	(6,288)
							182,105
United States
Albemarle Corp.	Goldman Sachs	04/14/2026	5.33	Termination	(496,949)	0	135,671
Alpha & Omega Semiconductor Ltd.	Goldman Sachs	12/08/2025	5.33	Termination	(497,984)	0	170,065
Diodes, Inc.	Goldman Sachs	05/22/2026	5.33	Termination	(545,200)	0	89,861
Legend Biotech Corp.	Goldman Sachs	12/07/2026	5.33	Termination	(360,726)	0	(23,001)
Monolithic Power Systems, Inc.	Goldman Sachs	02/16/2026	5.33	Termination	(493,947)	0	(174,854)
On Semiconductor Corp.	Goldman Sachs	02/22/2027	5.33	Termination	(455,132)	0	(8,805)
Samsonite International SA	Goldman Sachs	02/01/2027	4.77	Termination	(569,042)	0	(100,011)
Synaptics, Inc.	Goldman Sachs	12/08/2025	5.33	Termination	(221,621)	0	(28,336)
Tecnoglass, Inc.	Morgan Stanley	12/14/2026	5.33	Termination	(610,124)	0	(60,905)
Vishay Intertechnology, Inc.	Goldman Sachs	12/04/2026	5.33	Termination	(390,543)	0	8,929
							8,614
Total Short							(1,331,274)
Net unrealized gain/(loss) on Contracts For Difference							$(602,299)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  65

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
BOSTON PARTNERS EMERGING MARKETS DYNAMIC EQUITY FUND	Portfolio Of Investments (concluded)

A summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2024 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Common Stocks:
Brazil	$4,060,792	$4,060,792	$—	$—
China	22,096,298	803,712	21,292,586	—
Cyprus	—	—	—	— ^
Hong Kong	593,263	—	593,263	—
Hungary	64,160	64,160	—	—
India	2,164,463	—	2,164,463	—
Malaysia	786,912	—	786,912	—
Mexico	257,557	257,557	—	—
Singapore	91,558	—	91,558	—
South Africa	855,598	855,598	—	—
South Korea	6,229,867	—	6,229,867	—
Taiwan	5,362,813	—	5,362,813	—
Thailand	967,240	—	—	967,240
Common Stocks - Total	$43,530,521	$6,041,819	$36,521,462	$967,240
Preferred Stocks:
Brazil	465,160	465,160	—	—
South Korea	837,585	—	837,585	—
Preferred Stocks - Total	1,302,745	465,160	837,585	—
Short-Term Investments	13,276,380	9,226,084	4,050,296	—
Total Assets	$58,109,646	$15,733,063	$41,409,343	$967,240

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities:
Common Stocks	$(183,973)	$(183,973)	$—	$—
Total Liabilities	$(183,973)	$(183,973)	$—	$—
Other Financial Instruments*:
Assets
Contracts For Difference	$5,544,630	$5,090,310	$—	$454,320
Total Assets	$5,544,630	$5,090,310	$—	$454,320
Liabilities
Contracts For Difference	$(6,146,929)	$(6,003,424)	$—	$(143,505)
Total Liabilities	$(6,146,929)	$(6,003,424)	$—	$(143,505)

^	Value equals 0 as of the end of the reporting period.
*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 29, 2024.

Refer to the Portfolio of Investments for industry classifications.

The accompanying notes are an integral part of the financial statements.

66  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

	Boston Partners All-Cap Value Fund	Boston Partners Small Cap Value Fund II	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Diversified Fund
ASSETS
Investments in securities, at value †^	$1,433,519,996	$548,299,398	$90,402,573	$28,934,246
Investments purchased with proceeds from securities lending collateral, at value *	67,457,486	100,833,185	—	5,515,103
Short-term investments, at value **	11,502,207	19,061,852	3,617,474	378,024
Cash and cash equivalents	993,475	5,693,845	815,913	702,606
Foreign currency, at value #	—	—	—	35,167
Receivables
Investments sold	—	3,633,446	1,136,351	550,453
Foreign currency deposits with brokers for securities sold short #	—	—	—	—
Deposits with brokers for contracts for difference	—	—	—	—
Deposits with brokers for securities sold short	—	—	—	—
Capital shares sold	1,256,514	1,213,125	175,739	—
Dividends and interest	2,429,616	536,982	56,942	31,808
Due from advisor	—	—	—	—
Unrealized appreciation on contracts for difference ◊	—	—	—	—
Prepaid expenses and other assets	169,836	52,170	3,087	11,034
Total assets	1,517,329,130	679,324,003	96,208,079	36,158,441
LIABILITIES
Securities sold short, at fair value ‡	—	—	—	—
Options written, at value +◊	—	—	—	—
Due to custodian	—	—	—	—
Payables
Securities lending collateral	67,457,486	100,833,185	—	5,515,103
Investments purchased	—	4,135,865	987,994	152,534
Capital shares redeemed	678,261	298,745	11,470	—
Investment advisory fees	866,051	404,644	70,874	15,655
Custodian fees	36,580	7,484	—	3,869
Distribution and service fees	60,104	84,900	—	—
Dividends on securities sold short	—	—	—	—
Administration and accounting fees	69,137	35,311	8,491	5,887
Transfer agent fees	169,452	85,512	16,994	3,606
Loans Payable	—	—	—	—
Unrealized depreciation on contracts for difference ◊	—	—	—	—
Other accrued expenses and liabilities	21,527	59,097	21,748	19,422
Total liabilities	69,358,598	105,944,743	1,117,571	5,716,076
Net Assets	$1,447,970,532	$573,379,260	$95,090,508	$30,442,365
NET ASSETS CONSIST OF:
Par value	$45,972	$22,210	$8,758	$1,604
Paid-in Capital	809,071,411	420,848,649	85,063,040	24,774,120
Total Distributable earnings/(loss)	638,853,149	152,508,401	10,018,710	5,666,641
Net Assets	$1,447,970,532	$573,379,260	$95,090,508	$30,442,365
INSTITUTIONAL CLASS
Net assets	$1,216,449,582	$515,763,727	$95,090,508	$30,442,365
Shares outstanding	38,582,055	19,851,825	8,757,785	1,604,132
Net asset value, offering and redemption price per share	$31.53	$25.98	$10.86	$18.98
INVESTOR CLASS
Net assets	$231,520,950	$57,615,533	$—	$—
Shares outstanding	7,390,119	2,357,715	—	—
Net asset value, offering and redemption price per share	$31.33	$24.44	$—	$—
† Investments in securities, at cost	$863,229,225	$438,472,675	$80,934,523	$23,530,651
^ Includes market value of securities on loan	$66,056,324	$99,853,478	$—	$5,256,442
* Investments purchased with proceeds from securities lending collateral, at cost	$67,457,486	$100,833,185	$—	$5,515,103
** Short-term investments, at cost	$11,502,207	$19,061,852	$3,617,474	$378,024
Purchased options, at cost	$—	$—	$—	$—
# Foreign currency, at cost	$—	$—	$—	$35,337
‡ Proceeds received, securities sold short	$—	$—	$—	$—
+ Premiums received, options written	$—	$—	$—	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  67

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

	Boston Partners Global Sustainability Fund	Boston Partners Global Equity Fund	Boston Partners Emerging Markets Fund	Boston Partners Long/Short Equity Fund
ASSETS
Investments in securities, at value †^	$10,114,120	$211,390,624	$22,767,675	$59,612,828
Investments purchased with proceeds from securities lending collateral, at value *	—	11,482,091	—	9,341,219
Short-term investments, at value **	103,238	5,023,099	501,146	2,607
Cash and cash equivalents	133,143	1,721,400	1,045,556	334
Foreign currency, at value #	—	—	41,797	—
Receivables
Investments sold	30,906	468,902	234,586	929,268
Foreign currency deposits with brokers for securities sold short #	—	—	—	2,906,149
Deposits with brokers for contracts for difference	—	—	50,000	—
Deposits with brokers for securities sold short	—	—	—	10,113,588
Capital shares sold	—	—	—	4,150
Dividends and interest	44,539	796,446	30,196	117,470
Due from advisor	252	—	—	—
Unrealized appreciation on contracts for difference ◊	—	—	—	460,359
Prepaid expenses and other assets	1,093	32,243	11,506	70,571
Total assets	10,427,291	230,914,805	24,682,462	83,558,541
LIABILITIES
Securities sold short, at fair value ‡	—	—	—	12,338,493
Options written, at value +◊	—	—	—	92,510
Due to custodian	—	—	—	—
Payables
Securities lending collateral	—	11,482,091	—	9,341,219
Investments purchased	56,694	903,355	840,209	140,841
Capital shares redeemed	—	—	—	82,650
Investment advisory fees	—	173,566	11,094	78,223
Custodian fees	5,413	14,507	8,036	2,164
Distribution and service fees	—	—	—	6,924
Dividends on securities sold short	—	—	—	4,685
Administration and accounting fees	10,225	14,383	6,290	9,339
Transfer agent fees	681	21,007	741	13,943
Loans Payable	—	—	—	707,000
Unrealized depreciation on contracts for difference ◊	—	—	6,113	290,598
Other accrued expenses and liabilities	17,958	13,954	14,738	27,583
Total liabilities	90,971	12,622,863	887,221	23,136,170
Net Assets	$10,336,320	$218,291,942	$23,795,241	$60,422,371
NET ASSETS CONSIST OF:
Par value	$954	$9,563	$2,452	$4,765
Paid-in Capital	9,169,803	183,515,018	25,303,611	32,149,397
Total Distributable earnings/(loss)	1,165,563	34,767,361	(1,510,822)	28,268,209
Net Assets	$10,336,320	$218,291,942	$23,795,241	$60,422,371
INSTITUTIONAL CLASS
Net assets	$10,336,320	$218,291,942	$23,795,241	$45,823,824
Shares outstanding	954,066	9,563,147	2,452,403	3,397,625
Net asset value, offering and redemption price per share	$10.83	$22.83	$9.70	$13.49
INVESTOR CLASS
Net assets	$—	$—	$—	$14,598,547
Shares outstanding	—	—	—	1,366,969
Net asset value, offering and redemption price per share	$—	$—	$—	$10.68
† Investments in securities, at cost	$8,082,586	$164,967,606	$20,747,698	$41,688,792
^ Includes market value of securities on loan	$—	$11,231,378	$—	$9,082,288
* Investments purchased with proceeds from securities lending collateral, at cost	$—	$11,482,091	$—	$9,341,219
** Short-term investments, at cost	$103,238	$5,023,099	$501,146	$2,607
Purchased options, at cost	$—	$—	$—	$—
# Foreign currency, at cost	$—	$—	$42,546	$3,210,048
‡ Proceeds received, securities sold short	$—	$—	$—	$18,217,665
+ Premiums received, options written	$—	$—	$—	$57,353
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

68  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	February 29, 2024 (unaudited)
STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

	Boston Partners Long/Short Research Fund	Boston Partners Global Long/Short Fund	Boston Partners Emerging Markets Dynamic Equity Fund
ASSETS
Investments in securities, at value †^	$539,221,074	$122,993,074	$44,833,266
Investments purchased with proceeds from securities lending collateral, at value *	—	—	—
Short-term investments, at value **	453,682	38,197,444	13,276,380
Cash and cash equivalents	3,287,560	1,726,569	138,200
Foreign currency, at value #	—	—	—
Receivables
Investments sold	5,118,143	4,268,866	93,805
Foreign currency deposits with brokers for securities sold short #	48,630,563	89,456	64,329
Deposits with brokers for contracts for difference	1,761,258	4,499,222	2,417,694
Deposits with brokers for securities sold short	111,550,045	731,901	1,674,051
Capital shares sold	484,840	499,147	5,621
Dividends and interest	1,549,037	805,626	135,859
Due from advisor	—	—	—
Unrealized appreciation on contracts for difference ◊	6,657,410	3,424,975	5,544,630
Prepaid expenses and other assets	2,338,428	888,711	336,545
Total assets	721,052,040	178,124,991	68,520,380
LIABILITIES
Securities sold short, at fair value ‡	155,467,725	823,298	183,973
Options written, at value +◊	144,096	2,714,552	—
Due to custodian	—	5,223	—
Payables
Securities lending collateral	—	—	—
Investments purchased	2,228,108	2,513,937	54,634
Capital shares redeemed	728,392	109,060	1,336
Investment advisory fees	494,576	150,335	84,288
Custodian fees	5,145	7,316	12,503
Distribution and service fees	3,500	9,469	—
Dividends on securities sold short	137,311	—	10,134
Administration and accounting fees	44,541	17,419	7,485
Transfer agent fees	75,764	50,114	3,107
Loans Payable	—	—	—
Unrealized depreciation on contracts for difference ◊	6,859,942	7,007,750	6,146,929
Other accrued expenses and liabilities	1,197,370	920,966	586,850
Total liabilities	167,386,470	14,329,439	7,091,239
Net Assets	$553,665,570	$163,795,552	$61,429,141
NET ASSETS CONSIST OF:
Par value	$40,040	$10,497	$6,884
Paid-in Capital	347,273,976	143,276,915	72,702,319
Total Distributable earnings/(loss)	206,351,554	20,508,140	(11,280,062)
Net Assets	$553,665,570	$163,795,552	$61,429,141
INSTITUTIONAL CLASS
Net assets	$547,061,489	$152,407,421	$61,429,141
Shares outstanding	39,542,104	9,754,472	6,883,624
Net asset value, offering and redemption price per share	$13.83	$15.62	$8.92
INVESTOR CLASS
Net assets	$6,604,081	$11,388,131	$—
Shares outstanding	497,705	742,152	—
Net asset value, offering and redemption price per share	$13.27	$15.34	$—
† Investments in securities, at cost	$383,663,729	$104,976,182	$38,949,614
^ Includes market value of securities on loan	$—	$—	$—
* Investments purchased with proceeds from securities lending collateral, at cost	$—	$—	$—
** Short-term investments, at cost	$453,682	$38,197,444	$13,276,380
Purchased options, at cost	$—	$—	$—
# Foreign currency, at cost	$48,255,172	$98,034	$63,191
‡ Proceeds received, securities sold short	$159,716,867	$785,783	$181,696
+ Premiums received, options written	$110,397	$1,604,875	$—
◊ Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  69

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 29, 2024 (unaudited)
STATEMENTS OF OPERATIONS

	Boston Partners All-Cap Value Fund	Boston Partners Small Cap Value Fund II	WPG Partners Select Small Cap Value Fund	WPG Partners Small Cap Value Fund
Investment Income
Dividends †	$11,455,576	$4,274,956	$458,802	$253,267
Interest	828,862	265,132	140,039	25,744
Income from securities loaned (Note 8)	55,576	322,953	—	7,654
Prime broker interest income	—	—	—	—
Total investment income	12,340,014	4,863,041	598,841	286,665
Expenses
Advisory fees (Note 2)	4,766,767	2,384,350	420,115	113,696
Transfer agent fees (Note 2)	435,721	204,104	33,272	5,500
Distribution fees (Investor Class) (Note 2)	278,446	71,622	—	—
Administration and accounting fees (Note 2)	154,173	71,578	23,164	12,098
Legal fees	82,170	40,103	4,269	1,831
Officer’s fees	77,760	38,702	3,252	1,802
Custodian fees (Note 2)	71,802	19,428	935	10,229
Director’s fees	66,787	37,753	3,082	1,687
Registration fees	29,581	21,141	8,526	11,791
Audit and tax service fees	22,487	20,926	27,668	19,492
Printing and shareholder reporting fees	9,032	25,233	3,798	6,585
Other expenses	76,016	32,038	12,757	573
Dividend expense on securities sold short	—	—	—	—
Prime broker interest expense	—	—	—	—
Total expenses before waivers and/or reimbursements	6,070,742	2,966,978	540,838	185,284
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	(310,112)	(106,631)	(17,921)	(28,953)
Net expenses after waivers and/or reimbursements net of amounts recouped	5,760,630	2,860,347	522,917	156,331
Net investment income/(loss)	6,579,384	2,002,694	75,924	130,334

Net realized gain/(loss) from:
Investment securities	76,524,509	63,745,244	1,013,119	450,677
Short-term investments	—	—	—	—
Securities sold short	—	—	—	—
Options written **	—	—	—	—
Contracts for difference **	—	—	—	—
Foreign currency transactions	—	—	—	237
Net change in unrealized appreciation/(depreciation) on:
Investment securities	54,043,833	(27,699,027)	2,607,861	1,771,592
Short-term investments	—	—	—	—
Securities sold short	—	—	—	—
Options written **	(731,254)	—	—	—
Contracts for difference **	—	—	—	—
Foreign currency translation	(66)	—	—	(202)
Net realized and unrealized gain/(loss)	129,837,022	36,046,217	3,620,980	2,222,304
Net increase/(decrease) in net assets resulting from operations	$136,416,406	$38,048,911	$3,696,904	$2,352,638
† Net of foreign withholding taxes of	$(25,178)	$(14,751)	$(7,698)	$(4,734)
**	Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

70  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 29, 2024 (unaudited)
STATEMENTS OF OPERATIONS (CONTINUED)

	Boston Partners Global Sustainability Fund	Boston Partners Global Equity Fund	Boston Partners Emerging Markets Fund	Boston Partners Long/Short Equity Fund
Investment Income
Dividends †	$123,277	$1,720,334	$170,865	$541,523
Interest	17,808	149,872	26,480	42,158
Income from securities loaned (Note 8)	—	8,161	—	30,665
Prime broker interest income	—	—	—	125,255
Total investment income	141,085	1,878,367	197,345	739,601
Expenses
Advisory fees (Note 2)	77,720	944,241	86,052	703,187
Transfer agent fees (Note 2)	425	72,798	414	27,617
Distribution fees (Investor Class) (Note 2)	—	—	—	15,400
Administration and accounting fees (Note 2)	9,489	42,553	11,476	20,331
Legal fees	678	12,264	1,328	4,079
Officer’s fees	602	11,812	1,278	4,120
Custodian fees (Note 2)	14,050	30,899	4,199	8,974
Director’s fees	689	12,186	1,111	3,911
Registration fees	6,436	9,853	10,276	16,866
Audit and tax service fees	17,576	23,824	21,956	25,691
Printing and shareholder reporting fees	—	240	440	65
Other expenses	1,301	6,120	547	15,275
Dividend expense on securities sold short	—	—	—	16,380
Prime broker interest expense	—	—	—	—
Total expenses before waivers and/or reimbursements	128,966	1,166,790	139,077	861,896
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	(40,431)	(169,031)	(24,269)	(203,711)
Net expenses after waivers and/or reimbursements net of amounts recouped	88,535	997,759	114,808	658,185
Net investment income/(loss)	52,550	880,608	82,537	81,416

Net realized gain/(loss) from:
Investment securities	1,909,299	3,679,640	826,444	4,917,180
Short-term investments	—	—	—	—
Securities sold short	—	—	—	1,753,856
Options written **	—	—	—	(104,282)
Contracts for difference **	—	—	(108,352)	121,766
Foreign currency transactions	26,025	47,240	(99,131)	(8,543)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	(52,065)	15,079,249	599,388	988,754
Short-term investments	—	—	—	—
Securities sold short	—	—	—	(1,762,062)
Options written **	—	—	—	(86,109)
Contracts for difference **	—	—	129,747	169,761
Foreign currency translation	(333)	(1,788)	(873)	(26,856)
Net realized and unrealized gain/(loss)	1,882,926	18,804,341	1,347,223	5,963,465
Net increase/(decrease) in net assets resulting from operations	$1,935,476	$19,684,949	$1,429,760	$6,044,881
† Net of foreign withholding taxes of	$(9,555)	$(94,994)	$(23,650)	$(14,526)
**	Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  71

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 29, 2024 (unaudited)
STATEMENTS OF OPERATIONS (CONCLUDED)

	Boston Partners Long/Short Research Fund	Boston Partners Global Long/Short Fund	Boston Partners Emerging Markets Dynamic Equity Fund
Investment Income
Dividends †	$4,929,877	$875,147	$322,380
Interest	287,739	1,110,235	464,794
Income from securities loaned (Note 8)	—	—	—
Prime broker interest income	3,249,950	—	25,091
Total investment income	8,467,566	1,985,382	812,265
Expenses
Advisory fees (Note 2)	3,927,808	1,164,966	376,857
Transfer agent fees (Note 2)	163,930	97,360	7,509
Distribution fees (Investor Class) (Note 2)	8,646	11,672	—
Administration and accounting fees (Note 2)	98,333	38,616	18,199
Legal fees	40,764	9,550	5,934
Officer’s fees	45,084	10,218	3,485
Custodian fees (Note 2)	19,509	8,775	12,592
Director’s fees	42,558	8,459	3,847
Registration fees	21,535	19,201	10,972
Audit and tax service fees	30,779	25,838	30,894
Printing and shareholder reporting fees	—	8,680	373
Other expenses	62,156	3,487	1,389
Dividend expense on securities sold short	1,456,209	1,603	10,134
Prime broker interest expense	—	2,108	—
Total expenses before waivers and/or reimbursements	5,917,311	1,410,533	482,185
Less: waivers and/or reimbursements net of amounts recouped (Note 2)	—	—	(49,755)
Net expenses after waivers and/or reimbursements net of amounts recouped	5,917,311	1,410,533	432,430
Net investment income/(loss)	2,550,255	574,849	379,835

Net realized gain/(loss) from:
Investment securities	51,130,336	7,255,261	2,129,333
Short-term investments	—	—	—
Securities sold short	538,359	—	21,532
Options written **	422,721	193,063	—
Contracts for difference **	(553,451)	3,037,262	496,770
Foreign currency transactions	(805,057)	(42,792)	(189,919)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	7,365,222	2,454,962	2,245,728
Short-term investments	—	—	—
Securities sold short	(5,915,299)	(37,515)	2,598
Options written **	(292,444)	(598,616)	—
Contracts for difference **	(4,313,645)	(1,564,826)	(2,928,781)
Foreign currency translation	945,491	31,970	(51,793)
Net realized and unrealized gain/(loss)	48,522,233	10,728,769	1,725,468
Net increase/(decrease) in net assets resulting from operations	$51,072,488	$11,303,618	$2,105,303
† Net of foreign withholding taxes of	$(99,728)	$(81,461)	$(50,969)
**	Primary risk exposure is equity contracts

The accompanying notes are an integral part of the financial statements.

72  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS

	Boston Partners All-Cap Value Fund		Boston Partners Small Cap Value Fund II
	For the Six Months Ended February 29, 2024	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024	For the Year Ended August 31, 2023
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$6,579,384	$18,074,085	$2,002,694	$6,160,708
Net realized gain/(loss) from investments and foreign currencies	76,524,509	124,443,037	63,745,244	73,771,623
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	53,312,513	13,885,190	(27,699,027)	(33,832,805)
Net increase/(decrease) in net assets resulting from operations	136,416,406	156,402,312	38,048,911	46,099,526

Dividends and distributions to shareholders:
Institutional Class	(113,490,263)	(96,713,599)	(60,315,331)	(46,030,717)
Investor Class	(23,113,027)	(18,398,789)	(7,258,207)	(5,861,952)
Net decrease in net assets from dividends and distributions to shareholders	(136,603,290)	(115,112,388)	(67,573,538)	(51,892,669)

Capital transactions:
Institutional Class
Proceeds from shares sold	156,194,285	227,017,126	36,539,915	87,714,164
Reinvestment of distributions	89,167,313	75,831,183	58,874,148	43,911,312
Shares redeemed	(193,901,831)	(373,447,509)	(87,202,797)	(282,284,621)
Investor Class
Proceeds from shares sold	5,827,990	16,752,630	1,393,396	5,373,916
Reinvestment of distributions	22,007,650	17,605,766	7,055,068	5,743,917
Shares redeemed	(24,166,757)	(43,086,278)	(8,429,376)	(31,265,355)
Net increase/(decrease) in net assets from capital transactions	55,128,650	(79,327,082)	8,230,354	(170,806,667)
Total increase/(decrease) in net assets	54,941,766	(38,037,158)	(21,294,273)	(176,599,810)

Net assets:
Beginning of period	1,393,028,766	1,431,065,924	594,673,533	771,273,343
End of period	$1,447,970,532	$1,393,028,766	$573,379,260	$594,673,533

Share transactions:
Institutional Class
Shares sold	5,118,721	7,348,008	1,416,540	3,339,693
Shares reinvested	2,986,179	2,498,556	2,307,885	1,711,942
Shares redeemed	(6,190,573)	(12,182,535)	(3,330,307)	(10,620,746)
Net increase/(decrease)	1,914,327	(2,335,971)	394,118	(5,569,111)
Investor Class
Shares sold	190,024	546,307	57,505	214,612
Shares reinvested	741,248	583,165	293,839	236,278
Shares redeemed	(791,351)	(1,414,790)	(346,318)	(1,272,538)
Net increase/(decrease)	139,921	(285,318)	5,026	(821,648)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  73

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	WPG Partners Select Small Cap Value Fund		WPG Partners Small Cap Value Diversified Fund
	For the Six Months Ended February 29, 2024	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024	For the Year Ended August 31, 2023
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$75,924	$529,691	$130,334	$323,469
Net realized gain/(loss) from investments and foreign currencies	1,013,119	13,714,809	450,914	1,888,510
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	2,607,861	7,711,422	1,771,390	885,261
Net increase/(decrease) in net assets resulting from operations	3,696,904	21,955,922	2,352,638	3,097,240

Dividends and distributions to shareholders:
Institutional Class	(14,373,145)	(111,741)	(2,113,959)	(4,669,593)
Net decrease in net assets from dividends and distributions to shareholders	(14,373,145)	(111,741)	(2,113,959)	(4,669,593)

Capital transactions:
Institutional Class
Proceeds from shares sold	45,275,683	74,949,673	477,465	1,560,898
Reinvestment of distributions	14,245,244	111,438	1,990,247	4,416,593
Shares redeemed	(61,083,544)	(7,420,975)	(1,527,441)	(7,405,913)
Net increase/(decrease) in net assets from capital transactions	(1,562,617)	67,640,136	940,271	(1,428,422)
Total increase/(decrease) in net assets	(12,238,858)	89,484,317	1,178,950	(3,000,775)

Net assets:
Beginning of period	107,329,366	17,845,049	29,263,415	32,264,190
End of period	$95,090,508	$107,329,366	$30,442,365	$29,263,415

Share transactions:
Institutional Class
Shares sold	4,236,344	7,856,153	25,916	83,597
Shares reinvested	1,428,811	11,155	109,055	253,245
Shares redeemed	(5,990,818)	(682,918)	(86,170)	(400,952)
Net increase/(decrease)	(325,663)	7,184,390	48,801	(64,110)

The accompanying notes are an integral part of the financial statements.

74  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Global Sustainability Fund		Boston Partners Global Equity Fund
	For the Six Months Ended February 29, 2024	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024	For the Year Ended August 31, 2023
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$52,550	$404,279	$880,608	$4,257,210
Net realized gain/(loss) from investments and foreign currencies	1,935,324	(1,521,647)	3,726,880	8,115,011
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(52,398)	4,623,906	15,077,461	14,265,482
Net increase/(decrease) in net assets resulting from operations	1,935,476	3,506,538	19,684,949	26,637,703

Dividends and distributions to shareholders:
Institutional Class	(383,298)	(313,835)	(4,137,287)	(2,771,850)
Net decrease in net assets from dividends and distributions to shareholders	(383,298)	(313,835)	(4,137,287)	(2,771,850)

Capital transactions:
Institutional Class
Proceeds from shares sold	1,000,119	600,673	8,018,681	27,113,250
Reinvestment of distributions	383,298	313,835	3,944,599	2,760,443
Shares redeemed	(16,496,305)	(2,850,030)	(21,382,809)	(12,982,701)
Net increase/(decrease) in net assets from capital transactions	(15,112,888)	(1,935,522)	(9,419,529)	16,890,992
Total increase/(decrease) in net assets	(13,560,710)	1,257,181	6,128,133	40,756,845

Net assets:
Beginning of period	23,897,030	22,639,849	212,163,809	171,406,964
End of period	$10,336,320	$23,897,030	$218,291,942	$212,163,809

Share transactions:
Institutional Class
Shares sold	95,210	64,724	375,509	1,317,841
Shares reinvested	36,785	33,673	178,005	136,453
Shares redeemed	(1,568,090)	(335,011)	(984,730)	(633,039)
Net increase/(decrease)	(1,436,095)	(236,614)	(431,216)	821,255

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  75

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Emerging Markets Fund		Boston Partners Long/Short Equity Fund
	For the Six Months Ended February 29, 2024	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024	For the Year Ended August 31, 2023
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$82,537	$436,265	$81,416	$308,147
Net realized gain/(loss) from investments and foreign currencies	618,961	(714,894)	6,679,977	11,945,536
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	728,262	2,626,168	(716,512)	(2,920,874)
Net increase/(decrease) in net assets resulting from operations	1,429,760	2,347,539	6,044,881	9,332,809

Dividends and distributions to shareholders:
Institutional Class	(349,092)	(651,962)	(9,339,469)	(6,481,806)
Investor Class	—	—	(2,682,662)	(1,588,742)
Net decrease in net assets from dividends and distributions to shareholders	(349,092)	(651,962)	(12,022,131)	(8,070,548)

Capital transactions:
Institutional Class
Proceeds from shares sold	192,383	319,143	2,391,620	10,379,630
Reinvestment of distributions	349,092	651,962	9,007,247	6,315,049
Shares redeemed	(1,197,573)	(800,026)	(17,318,945)	(16,446,258)
Investor Class
Proceeds from shares sold	—	—	3,037,301	1,769,405
Reinvestment of distributions	—	—	2,626,901	1,538,484
Shares redeemed	—	—	(1,395,793)	(3,220,281)
Net increase/(decrease) in net assets from capital transactions	(656,098)	171,079	(1,651,669)	336,029
Total increase/(decrease) in net assets	424,570	1,866,656	(7,628,919)	1,598,290

Net assets:
Beginning of period	23,370,671	21,504,015	68,051,290	66,453,000
End of period	$23,795,241	$23,370,671	$60,422,371	$68,051,290

Share transactions:
Institutional Class
Shares sold	20,586	38,499	168,982	716,103
Shares reinvested	37,336	78,079	701,499	453,016
Shares redeemed	(125,532)	(95,241)	(1,228,522)	(1,129,589)
Net increase/(decrease)	(67,610)	21,337	(358,041)	39,530
Investor Class
Shares sold	—	—	287,234	143,479
Shares reinvested	—	—	258,299	132,628
Shares redeemed	—	—	(122,214)	(267,020)
Net increase/(decrease)	—	—	423,319	9,087

The accompanying notes are an integral part of the financial statements.

76  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Long/Short Research Fund		Boston Partners Global Long/Short Fund
	For the Six Months Ended February 29, 2024	For the Year Ended August 31, 2023	For the Six Months Ended February 29, 2024	For the Year Ended August 31, 2023
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$2,550,255	$8,419,000	$574,849	$2,054,587
Net realized gain/(loss) from investments and foreign currencies	50,732,908	72,632,937	10,442,794	13,070,954
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(2,210,675)	(25,356,255)	285,975	(1,128,440)
Net increase/(decrease) in net assets resulting from operations	51,072,488	55,695,682	11,303,618	13,997,101

Dividends and distributions to shareholders:
Institutional Class	(66,527,383)	(144,215,120)	(2,188,902)	(2,998,432)
Investor Class	(732,348)	(2,234,372)	(124,802)	(245,884)
Net decrease in net assets from dividends and distributions to shareholders	(67,259,731)	(146,449,492)	(2,313,704)	(3,244,316)

Capital transactions:
Institutional Class
Proceeds from shares sold	69,913,198	307,344,480	23,299,517	96,861,537
Reinvestment of distributions	32,190,432	71,158,668	2,120,859	2,776,329
Shares redeemed	(227,965,650)	(402,250,403)	(26,659,154)	(79,750,344)
Investor Class
Proceeds from shares sold	55,145	1,843,386	3,966,710	11,778,290
Reinvestment of distributions	731,513	2,215,329	109,781	223,590
Shares redeemed	(1,498,537)	(7,033,192)	(2,331,603)	(9,580,249)
Net increase/(decrease) in net assets from capital transactions	(126,573,899)	(26,721,732)	506,110	22,309,153
Total increase/(decrease) in net assets	(142,761,142)	(117,475,542)	9,496,024	33,061,938

Net assets:
Beginning of period	696,426,712	813,902,254	154,299,528	121,237,590
End of period	$553,665,570	$696,426,712	$163,795,552	$154,299,528

Share transactions:
Institutional Class
Shares sold	5,105,094	21,262,036	1,523,714	6,785,859
Shares reinvested	2,455,410	5,086,395	139,164	194,557
Shares redeemed	(16,705,700)	(27,847,305)	(1,755,866)	(5,564,380)
Net increase/(decrease)	(9,145,196)	(1,498,874)	(92,988)	1,416,036
Investor Class
Shares sold	4,237	125,654	262,184	825,447
Shares reinvested	58,149	164,220	7,329	15,925
Shares redeemed	(114,217)	(514,853)	(156,421)	(670,848)
Net increase/(decrease)	(51,831)	(224,979)	113,092	170,524

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2024  |  77

BOSTON PARTNERS INVESTMENT FUNDS	(unaudited)
STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Boston Partners Emerging Markets Dynamic Equity Fund
	For the Six Months Ended February 29, 2024	For the Year Ended August 31, 2023
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$379,835	$904,310
Net realized gain/(loss) from investments and foreign currencies	2,457,716	(2,511,765)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(732,248)	4,575,484
Net increase/(decrease) in net assets resulting from operations	2,105,303	2,968,029

Dividends and distributions to shareholders:
Institutional Class	—	(11,778,440)
Net decrease in net assets from dividends and distributions to shareholders	—	(11,778,440)

Capital transactions:
Institutional Class
Proceeds from shares sold	582,402	6,194,044
Reinvestment of distributions	—	11,469,531
Shares redeemed	(3,083,292)	(7,644,051)
Net increase/(decrease) in net assets from capital transactions	(2,500,890)	10,019,524
Total increase/(decrease) in net assets	(395,587)	1,209,113

Net assets:
Beginning of period	61,824,728	60,615,615
End of period	$61,429,141	$61,824,728

Share transactions:
Institutional Class
Shares sold	67,112	727,968
Shares reinvested	—	1,402,143
Shares redeemed	(356,022)	(882,460)
Net increase/(decrease)	(288,910)	1,247,651

The accompanying notes are an integral part of the financial statements.

78  |  Semi-Annual Report 2024

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BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners All-Cap Value Fund
Institutional Class
9/1/23 through 2/29/24†	$31.76	$0.15	$3.00	$3.15	$(0.52)	$(2.86)	$(3.38)
8/31/23	30.78	0.41	3.16	3.57	(0.31)	(2.28)	(2.59)
8/31/22	33.77	0.33	(1.51)	(1.18)	(0.33)	(1.48)	(1.81)
8/31/21	24.53	0.26	9.43	9.69	(0.21)	(0.24)	(0.45)
8/31/20	24.97	0.36	(0.08)	0.28	(0.37)	(0.35)	(0.72)
8/31/19	27.86	0.34	(1.76)	(1.42)	(0.29)	(1.18)	(1.47)
Investor Class
9/1/23 through 2/29/24†	$31.53	$0.12	$2.98	$3.10	$(0.44)	$(2.86)	$(3.30)
8/31/23	30.58	0.33	3.13	3.46	(0.23)	(2.28)	(2.51)
8/31/22	33.56	0.25	(1.51)	(1.26)	(0.24)	(1.48)	(1.72)
8/31/21	24.39	0.18	9.38	9.56	(0.15)	(0.24)	(0.39)
8/31/20	24.82	0.30	(0.09)	0.21	(0.29)	(0.35)	(0.64)
8/31/19	27.69	0.27	(1.75)	(1.48)	(0.21)	(1.18)	(1.39)
Boston Partners Small Cap Value Fund II
Institutional Class
9/1/23 through 2/29/24†	$27.43	$0.10	$1.76	$1.86	$(0.25)	$(3.06)	$(3.31)
8/31/23	27.51	0.24	1.60	1.84	(0.26)	(1.66)	(1.92)
8/31/22	32.34	0.18	(2.86)	(2.68)	(0.12)	(2.03)	(2.15)
8/31/21	21.06	0.15	11.27	11.42	(0.14)	—	(0.14)
8/31/20	23.42	0.20	(1.94)	(1.74)	(0.28)	(0.34)	(0.62)
8/31/19	27.74	0.23	(3.12)	(2.89)	(0.12)	(1.31)	(1.43)
Investor Class
9/1/23 through 2/29/24†	$25.95	$0.06	$1.67	$1.73	$(0.18)	$(3.06)	$(3.24)
8/31/23	26.12	0.17	1.51	1.68	(0.19)	(1.66)	(1.85)
8/31/22	30.81	0.10	(2.72)	(2.62)	(0.04)	(2.03)	(2.07)
8/31/21	20.07	0.07	10.75	10.82	(0.08)	—	(0.08)
8/31/20	22.33	0.15	(1.85)	(1.70)	(0.22)	(0.34)	(0.56)
8/31/19	26.53	0.16	(2.99)	(2.83)	(0.06)	(1.31)	(1.37)
WPG Partners Select Small Cap Value Fund
Institutional Class
9/1/23 through 2/29/24†	$11.82	$0.01	$0.58	$0.59	$(0.06)	$(1.49)	$(1.55)
8/31/23	9.40	0.07	2.37	2.44	—	(0.02)	(0.02)
12/29/21** through 8/31/22	10.00	(0.01)	(0.59)	(0.60)	—	—	—
WPG Partners Small Cap Value Diversified Fund
Institutional Class
9/1/23 through 2/29/24†	$18.81	$0.08	$1.49	$1.57	$(0.21)	$(1.19)	$(1.40)
8/31/23	19.92	0.20	1.80	2.00	(0.09)	(3.02)	(3.11)
8/31/22	19.33	0.09	0.80	0.89	(0.07)	(0.23)	(0.30)
8/31/21	11.96	0.07	7.39	7.46	(0.09)	—	(0.09)
8/31/20	13.19	0.09	(1.26)	(1.17)	(0.06)	—	(0.06)
8/31/19	17.52	0.06	(3.36)	(3.30)	(0.05)	(0.98)	(1.03)

†	unaudited.
*	Calculated based on average shares outstanding for the period.
**	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

80  |  Semi-Annual Report 2024

BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Net Asset Value, End of Period	Total Investment Return[1]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$31.53	10.49%	$1,216,450	0.80%[3]	N/A	0.85%[3]	1.01%[3]	15%[4]
31.76	12.00	1,164,397	0.80	N/A	0.84	1.35	33
30.78	(3.76)	1,200,629	0.80	N/A	0.86	1.00	29
33.77	39.91	1,653,698	0.80	N/A	0.83	0.86	33
24.53	0.84	1,053,301	0.80	N/A	0.84	1.46	37
24.97	(4.65)	1,561,229	0.80	N/A	0.82	1.34	33

$31.33	10.39%	$231,521	1.05%[3]	N/A	1.10%[3]	0.76%[3]	15%[4]
31.53	11.68	228,631	1.05	N/A	1.09	1.10	33
30.58	(4.00)	230,437	1.05	N/A	1.11	0.75	29
33.56	39.57	279,306	1.05	N/A	1.08	0.61	33
24.39	0.59	220,927	1.05	N/A	1.09	1.21	37
24.82	(4.90)	320,962	1.05	N/A	1.07	1.09	33

$25.98	7.02%	$515,764	0.99%[3]	N/A	1.03%[3]	0.74%[3]	32%[4]
27.43	7.17	533,633	0.99	N/A	1.04	0.91	65
27.51	(8.88)	688,375	0.99	N/A	1.02	0.61	24
32.34	54.40	776,442	0.99	N/A	1.01	0.52	33
21.06	(7.88)	503,349	1.07	N/A	1.09	0.94	46
23.42	(9.92)	421,429	1.10	N/A	1.16	0.97	29

$24.44	6.90%	$57,616	1.24%[3]	N/A	1.28%[3]	0.49%[3]	32%[4]
25.95	6.90	61,041	1.24	N/A	1.29	0.66	65
26.12	(9.11)	82,898	1.24	N/A	1.27	0.36	24
30.81	54.01	104,282	1.24	N/A	1.26	0.27	33
20.07	(8.07)	77,032	1.32	N/A	1.34	0.69	46
22.33	(10.20)	122,703	1.35	N/A	1.41	0.72	29

$10.86	6.10%	$95,091	1.10%[3]	N/A	1.16%[3]	0.16%[3]	102%[4]
11.82	25.94	107,329	1.10	N/A	1.16	0.65	118
9.40	(6.00)	17,845	1.10 [3]	N/A	2.93 [3]	(0.22)[3]	70 [4]

$18.98	8.68%	$30,442	1.10%[3]	N/A	1.30%[3]	0.92%[3]	41%[4]
18.81	11.35	29,263	1.10	N/A	1.32	1.06	90
19.92	4.59	32,264	1.10	N/A	1.26	0.44	92
19.33	62.66	27,602	1.10	N/A	1.28	0.40	114
11.96	(8.92)	19,150	1.10	N/A	1.31	0.74	123
13.19	(18.85)	22,273	1.10	N/A	1.23	0.40	79

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.
[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

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BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners Global Sustainability Fund
Institutional Class
9/1/23 through 2/29/24†	$10.00	$0.03	$0.96	$0.99	$(0.16)	$—	$(0.16)
8/31/23	8.62	0.17	1.35	1.52	(0.14)	—	(0.14)
12/29/21** through 8/31/22	10.00	0.11	(1.49)	(1.38)	—	—	—
Boston Partners Global Equity Fund
Institutional Class
9/1/23 through 2/29/24†	$21.23	$0.09	$1.94	$2.03	$(0.43)	$—	$(0.43)
8/31/23	18.69	0.45	2.39	2.84	(0.30)	—	(0.30)
8/31/22	20.74	0.39	(2.08)	(1.69)	(0.36)	—	(0.36)
8/31/21	15.15	0.25	5.69	5.94	(0.35)	—	(0.35)
8/31/20	15.91	0.15	(0.67)	(0.52)	(0.24)	—	(0.24)
8/31/19	18.73	0.25	(1.79)	(1.54)	(0.18)	(1.10)	(1.28)
Boston Partners Emerging Markets Fund
Institutional Class
9/1/23 through 2/29/24†	$9.27	$0.03	$0.54	$0.57	$(0.14)	$—	$(0.14)
8/31/23	8.61	0.18	0.75	0.93	(0.27)	—	(0.27)
8/31/22	11.78	0.19	(2.75)	(2.56)	(0.46)	(0.15)	(0.61)
8/31/21	9.79	0.13	1.94	2.07	(0.08)	—	(0.08)
8/31/20	9.18	0.21	0.89	1.10	(0.49)	—	(0.49)
8/31/19	9.13	0.13	(0.08)	0.05	—	—	—
Boston Partners Long/Short Equity Fund
Institutional Class
9/1/23 through 2/29/24†	$14.99	$0.02	$1.45	$1.47	$(0.27)	$(2.70)	$(2.97)
8/31/23	14.73	0.07	1.96	2.03	—	(1.77)	(1.77)
8/31/22	14.21	(0.13)	1.29	1.16	—	(0.64)	(0.64)
8/31/21	15.15	(0.12)	3.69	3.57	—	(4.51)	(4.51)
8/31/20	17.74	(0.14)	(0.70)	(0.84)	—	(1.75)	(1.75)
8/31/19	20.51	(0.18)	(1.06)	(1.24)	—	(1.53)	(1.53)
Investor Class
9/1/23 through 2/29/24†	$12.45	$—	$1.18	$1.18	$(0.25)	$(2.70)	$(2.95)
8/31/23	12.54	0.03	1.65	1.68	—	(1.77)	(1.77)
8/31/22	12.22	(0.14)	1.10	0.96	—	(0.64)	(0.64)
8/31/21	13.64	(0.14)	3.23	3.09	—	(4.51)	(4.51)
8/31/20	16.17	(0.16)	(0.62)	(0.78)	—	(1.75)	(1.75)
8/31/19	18.88	(0.20)	(0.98)	(1.18)	—	(1.53)	(1.53)

†	unaudited.
*	Calculated based on average shares outstanding.
**	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Net Asset Value, End of Period	Total Investment Return[1]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$10.83	9.97%	$10,336	0.90%[3]	N/A	1.33%[3]	0.54%[3]	39%[4]
10.00	17.71	23,897	0.90	N/A	1.36	1.80	77
8.62	(13.80)	22,640	0.90 [3]	N/A	1.73 [3]	1.75 [3]	55 [4]

$22.83	9.64%	$218,292	0.95%[3]	N/A	1.11%[3]	0.84%[3]	21%[4]
21.23	15.28	212,164	0.95	N/A	1.11	2.20	51
18.69	(8.27)	171,407	0.95	N/A	1.13	1.94	59
20.74	39.66	183,433	0.95	N/A	1.04	1.38	88
15.15	(3.40)	177,470	0.95	N/A	1.22	0.96	118
15.91	(7.92)	683,649	0.95	N/A	1.03	1.55	97

$9.70	6.19%	$23,795	1.00%[3]	N/A	1.21%[3]	0.72%[3]	99%[4]
9.27	11.16	23,371	1.00	N/A	1.54	2.06	153
8.61	(22.55)	21,504	1.00	N/A	1.74	1.94	143
11.78	21.15	23.729	1.00	N/A	1.56	1.16	123
9.79	12.05	16,508	1.06	N/A	2.39	2.29	177
9.18	0.55	9,468	1.07	N/A	2.89	1.41	155

$13.49	10.79%	$45,824	2.05%[3]	1.96%[3]	2.71%[3]	0.31%[3]	18%[4]
14.99	14.69	56,303	2.02	1.96	2.67	0.50	44
14.73	8.35	54,733	2.55	1.96	3.18	(0.87)	40
14.21	29.08	49,551	2.60	1.97	3.14	(0.91)	31
15.15	(5.78)	68,780	2.57	2.25	2.74	(0.81)	46
17.74	(6.05)	227,834	2.67	2.45	2.68	(0.94)	64

$10.68	10.62%	$14,599	2.30%[3]	2.21%[3]	2.96%[3]	0.06%[3]	18%[4]
12.45	14.44	11,748	2.27	2.21	2.92	0.25	44
12.54	8.07	11,720	2.80	2.21	3.43	(1.12)	40
12.22	28.71	11.571	2.85	2.22	3.39	(1.16)	31
13.64	(5.99)	14,484	2.82	2.50	2.99	(1.06)	46
16.17	(6.27)	28,156	2.92	2.70	2.93	(1.19)	64

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.
[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

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BOSTON PARTNERS INVESTMENT FUNDS
FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders
Boston Partners Long/Short Research Fund
Institutional Class
9/1/23 through 2/29/24†	$14.15	$0.06	$1.12	$1.18	$(0.34)	$(1.16)	$(1.50)
8/31/23	15.98	0.16	0.95	1.11	(0.22)	(2.72)	(2.94)
8/31/22	16.82	(0.02)	1.18	1.16	—	(2.00)	(2.00)
8/31/21	13.31	(0.10)	3.61	3.51	—	—	—
8/31/20	15.15	(0.00)	(1.48)	(1.48)	(0.21)	(0.15)	(0.36)
8/31/19	16.64	0.09	(0.79)	(0.70)	(0.01)	(0.78)	(0.79)
Investor Class
9/1/23 through 2/29/24†	$13.62	$0.04	$1.08	$1.12	$(0.31)	$(1.16)	$(1.47)
8/31/23	15.48	0.12	0.92	1.04	(0.18)	(2.72)	(2.90)
8/31/22	16.39	(0.05)	1.14	1.09	—	(2.00)	(2.00)
8/31/21	13.01	(0.13)	3.51	3.38	—	—	—
8/31/20	14.81	(0.04)	(1.44)	(1.48)	(0.17)	(0.15)	(0.32)
8/31/19	16.31	0.06	(0.78)	(0.72)	—	(0.78)	(0.78)
Boston Partners Global Long/Short Fund
Institutional Class
9/1/23 through 2/29/24†	$14.74	$0.06	$1.04	$1.10	$(0.22)	$—	$(0.22)
8/31/23	13.65	0.19	1.22	1.41	(0.32)	—	(0.32)
8/31/22	12.18	0.05	1.42	1.47	—	—	—
8/31/21	9.72	(0.01)	2.48	2.47	(0.01)	—	(0.01)
8/31/20	10.74	0.01	(0.89)	(0.88)	(0.14)	—	(0.14)
8/31/19	11.52	0.07	(0.65)	(0.58)	—	(0.20)	(0.20)
Investor Class
9/1/23 through 2/29/24†	$14.48	$0.04	$1.02	$1.06	$(0.20)	$—	$(0.20)
8/31/23	13.43	0.15	1.20	1.35	(0.30)	—	(0.30)
8/31/22	12.01	0.01	1.41	1.42	—	—	—
8/31/21	9.61	(0.03)	2.43	2.40	—	—	—
8/31/20	10.61	(0.02)	(0.88)	(0.90)	(0.10)	—	(0.10)
8/31/19	11.40	0.05	(0.84)	(0.79)	—	—	—
Boston Partners Emerging Markets Dynamic Equity Fund
Institutional Class
9/1/23 through 2/29/24†	$8.62	$0.05	$0.25	$0.30	$—	$—	$—
8/31/23	10.23	0.13	0.27	0.40	(2.01)	—	(2.01)
8/31/22	11.44	0.07	(1.27)	(1.20)	(0.01)	—	(0.01)
8/31/21	11.23	(0.02)	1.17	1.15	(0.94)	—	(0.94)
8/31/20	10.45	0.19	0.82	1.01	(0.23)	—	(0.23)
8/31/19	10.49	0.04	(0.03)	0.01	—	(0.05)	(0.05)

†	unaudited.
*	Calculated based on average shares outstanding, unless otherwise noted.

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS (concluded)	Per Share Operating Performance

Net Asset Value, End of Period	Total Investment Return[1]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any[2]	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$13.83	8.88%	$547,061	1.88%[3]	1.40%[3]	1.88%[3]	0.81%[3]	28%[4]
14.15	7.16	688,944	1.88	1.40	1.88	1.12	54
15.98	7.17	801,913	1.95	1.40	1.95	(0.10)	85
16.82	26.37	808,565	2.15	1.40	2.15	(0.66)	61
13.31	(10.13)	1,082,963	2.21	1.37	2.21	(0.01)	66
15.15	(4.05)	3,212,731	2.15	1.38	2.15	0.62	60

$13.27	8.79%	$6,604	2.13%[3]	1.65%[3]	2.13%[3]	0.56%[3]	28%[4]
13.62	6.92	7,483	2.13	1.65	2.13	0.87	54
15.48	6.91	11,989	2.20	1.65	2.20	(0.35)	85
16.39	25.98	10,220	2.40	1.65	2.40	(0.91)	61
13.01	(10.32)	24,436	2.46	1.62	2.46	(0.26)	66
14.81	(4.27)	54,570	2.40	1.63	2.40	0.37	60

$15.62	7.53%	$152,407	1.80%[3]	1.80%[3]	1.80%[3]	0.75%[3]	94%[4]
14.74	10.38	145,192	2.39	1.80	2.39	1.34	172
13.65	12.07	115,079	2.56	1.81	2.56	0.34	161
12.18	25.39	102,691	2.29	1.83	2.29	(0.07)	102
9.72	(8.30)	130,857	2.46	1.75	2.46	0.07	125
10.74	(5.00)	611,254	2.47	1.65	2.47	0.69	99

$15.34	7.36%	$11,388	2.05%[3]	2.05%[3]	2.05%[3]	0.50%[3]	94%[4]
14.48	10.16	9,108	2.64	2.05	2.64	1.09	172
13.43	11.82	6,159	2.81	2.06	2.81	0.09	161
12.01	24.97	4,960	2.54	2.08	2.54	(0.32)	102
9.61	(8.55)	6,308	2.71	2.00	2.71	(0.18)	125
10.61	(5.14)	14,610	2.72	1.90	2.72	0.44	99

$8.92	3.48%	$61,429	1.43%[3]	1.40%[3]	1.60%[3]	1.26%[3]	90%[4]
8.62	4.98	61,825	1.42	1.40	1.67	1.52	132
10.23	(10.52)	60,616	1.42	1.40	1.73	0.63	136
11.44	10.38	61,430	1.75	1.40	2.00	(0.14)	125
11.23	9.75	60,176	1.66	1.49	2.19	1.81	219
10.45	0.18	58,424	1.96	1.96	2.44	0.43	186

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Beginning on September 1, 2018, the expense limitation includes acquired fund fees and expenses (AFFE). AFFE are not reflected as expenses in these financial statements and therefore this may cause the net expense ratios after waivers/reimbursements to be lower than the expense limitation in place.
[3]	Annualized
[4]	Not Annualized

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS

February 29, 2024

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), WPG Partners Select Small Cap Value Fund (“WPG Select Small Cap Value Fund”), WPG Partners Small Cap Value Diversified Fund (“WPG Small Cap Value Diversified Fund”), Boston Partners Global Sustainability Fund (“BP Global Sustainability Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Emerging Markets Fund (“BP Emerging Markets Fund”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”) and Boston Partners Emerging Markets Dynamic Equity Fund (“BP Emerging Markets Dynamic Equity Fund”), (each, a “Fund” and collectively, the “Funds”). As of the end of the reporting period, the Funds (other than the WPG Select Small Cap Value Fund, WPG Small Cap Value Diversified Fund, BP Global Sustainability Fund, BP Global Equity Fund, BP Emerging Markets Fund and BP Emerging Markets Dynamic Equity Fund) each offer two classes of shares, Institutional Class and Investor Class. As of the end of the reporting period, Investor Class shares of the BP Global Equity Fund have not been issued. The WPG Select Small Cap Value Fund, WPG Small Cap Value Diversified Fund, BP Global Sustainability Fund, BP Emerging Markets Fund and BP Emerging Markets Dynamic Equity Fund are single class funds, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive investment portfolio of the Company.

The investment objective of BP Small Cap Value Fund II and BP All-Cap Value Fund is to seek long-term growth of capital primarily through investment in equity securities. The investment objective of BP Global Equity Fund, BP Global/Long Short Fund, BP Emerging Markets Fund, and BP Emerging Markets Dynamic Equity Fund is to seek long-term capital growth. The investment objective of WPG Select Small Cap Value Fund and BP Global Sustainability Fund is to seek long-term capital appreciation. The investment objective of BP Long/Short Equity Fund is to seek long-term capital appreciation while reducing exposure to general equity market risk. The investment objective of WPG Small Cap Value Diversified Fund is to seek capital appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. The investment objective of BP Long/Short Research Fund is to seek long-term total return.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”

The end of the reporting period for the Funds is February 29, 2024, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2024 (the “current fiscal period” or the “reporting period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2024

markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of the end of the reporting period is included in each Fund’s Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

FUND	TYPE OF SECURITY	UNREALIZED APPRECIATION/ (DEPRECIATION) AS OF 2/29/2024	VALUATION TECHNIQUES	UNOBSERVABLE INPUT	UNOBSERVABLE INPUT VALUES (USD)	IMPACT TO VALUATION FROM AN INCREASE TO INPUT
BP Emerging Markets Dynamic Equity Fund	Contracts For Difference – Total Short – Russia	314,151	Market Approach & Concensus Pricing	Discount for lack of marketability as a result of geopolitical event and sanction	100%	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
BP Emerging Markets Dynamic Equity Fund	Contracts For Difference – Total Short – Russia	140,169	Market Approach & Concensus Pricing	Discount for lack of marketability as a result of geopolitical event and sanction	100%	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2024

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Funds had no significant level 3 investments or transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Offering costs are amortized for a new fund and accrued over a 12-month period from the inception date of the fund. Offering costs are charged directly to the fund in which they are incurred. Expenses and fees, including investment advisory, offering costs, and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SEC RULE 18f-4 — Effective August 19, 2022, the Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Each of the BP Emerging Markets Fund, BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund, and BP Emerging Markets Dynamic Equity Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. Each of the BP All-Cap Value Fund, BP Small Cap Value Fund II, WPG Select Small Cap Value Fund, WPG Small Cap Value Diversified Fund, BP Global Sustainability Fund, and BP Global Equity Fund, as a limited derivatives user (as defined in Rule 18f-4), is not subject to the full requirements of Rule 18f-4. The Funds are required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2024

CURRENCY RISK — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

EMERGING MARKETS RISK — The BP Global Sustainability Fund, the BP Emerging Markets Fund and the BP Emerging Markets Dynamic Equity Fund invest in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

FOREIGN SECURITIES MARKET RISK — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

LIBOR DISCONTINUATION RISK — The terms of many financial instruments in which the Funds may invest or other transactions to which the Funds may be a party may be tied to the London Interbank Offered Rate, or “LIBOR.” LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. LIBOR may be a significant factor in determining the Funds’ payment obligations under a derivative investment, the cost of financing to the Funds or an investment’s value or return to the Funds, and may be used in other ways that affect the Funds’ investment performance. In July 2017, the Financial Conduct Authority (“FCA”), the United Kingdom’s financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021.

Most LIBOR settings are no longer published as of December 31, 2021. Overnight and 12-month U.S. dollar LIBOR settings permanently ceased after publication on June 30, 2023. 1-, 3- and 6-month U.S. dollar LIBOR settings will continue to be published using a synthetic methodology until September 2024. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of the transition away from LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Funds. Furthermore, the risks associated with the transition away from LIBOR may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

Although the Funds are working to minimize its exposure to risks associated with the transition away from LIBOR, all of the aforementioned risks may adversely affect the Funds’ performance or NAV.

INTERNATIONAL CONFLICT RISK — In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. Additionally, armed conflict between Israel and Hamas and other militant groups in the Middle East and related events could cause significant impacts on global markets. The price and liquidity of investments may fluctuate widely as a result of these conflicts and related events. How long the armed conflicts and related events will last cannot be predicted. These tensions and any related events could have a significant impact on a Fund’s performance and the value of a Fund’s investments, even beyond any direct exposure that the Funds may have to issuers located in these countries.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2024

SUSTAINABLE INVESTMENT RISK — The sustainability criterion required for investment by the BP Global Sustainability Fund may cause the Fund to not invest in certain industries or issuers. As a result, the BP Global Sustainability Fund may be overweight or underweight in certain industries or issuers relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or issuers. Sustainability information provided by issuers, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable investing in the United States is still developing and future rules and regulations may require the BP Global Sustainability Fund to modify or alter its investment process. Similarly, government policies incentivizing issuers to engage in sustainable practices may fall out of favor, which could potentially limit the BP Global Sustainability Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable business practices, which may result in the BP Global Sustainability Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.

OPTIONS WRITTEN — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Funds’ written options are exchange-traded options.

During the current fiscal period, the Funds’ average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
BP All-Cap Value Fund	$—	$4,079,726
BP Long/Short Equity Fund	9,504	195,465
BP Long/Short Research Fund	—	309,570
BP Global Long/Short Fund	—	2,170,104

SHORT SALES — When the Adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Dynamic Equity Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. During the current fiscal period, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Dynamic Equity Fund had net income/(charges) of $195,974, $3,352,067, $(7,120) and $25,303, respectively, on borrowed securities. Such amounts are included in prime broker interest income on the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2024

As of the end of the reporting period, BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund had securities sold short valued at $12,338,493, $155,467,725, $823,298 and $183,973, respectively, for which securities of $23,860,881, $134,610,775, $24,345,009 and $29,285,252 and deposits of $13,019,737, $160,180,608, $821,357 and $1,738,380, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the overnight rate plus an agreed upon spread.

The BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the current fiscal period:

BP LONG/SHORT EQUITY FUND			BP LONG/SHORT RESEARCH FUND
DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE	DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
182	USD 2,424,315	5.77%	46	AUD 39,599	4.67%
			120	CHF 13,787	2.14%
			116	DKK 388,852	4.15%
			121	EUR 416,100	4.34%
			117	GBP 399,733	5.55%
			31	HKD 849,921	5.67%
			107	JPY 55,683,082	0.42%
			120	SEK 2,804,901	4.43%
			133	THB 28,042,508	2.81%
			123	USD 3,653,657	5.77%

BP GLOBAL LONG/SHORT FUND			BP EMERGING MARKETS DYNAMIC EQUITY FUND
DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE	DAYS UTILIZED	AVERAGE DAILY BORROWINGS	WEIGHTED AVERAGE INTEREST RATE
11	CHF 465	2.18%	9	USD 146,873	5.77%
15	JPY 12,950,062	0.42%
165	USD 348,326	5.77%

The BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund incurred interest expense during the current fiscal period on such borrowings in the amount of $70,719, $102,117, $9,228 and $212, respectively.

CONTRACTS FOR DIFFERENCE — The BP Emerging Markets Fund, BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of a CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of a CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFDs.

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NOTES TO FINANCIAL STATEMENTS (continued)
February 29, 2024

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Portfolio of Investments. As of the end of the reporting period, BP Emerging Markets Fund, BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Dynamic Equity Fund had cash deposits for CFDs of $50,000, $0, $1,761,258, $4,499,222 and $2,417,694, respectively, which were pledged as collateral. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of the end of the reporting period, the BP Long/Short Research Fund, BP Global Long/Short Fund, BP Emerging Markets Dynamic Equity Fund and the BP Emerging Markets Fund held CFDs.

During the current fiscal period, the average volume of CFDs was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT SHORT
BP Emerging Markets Fund	$784,128	$—
BP Long/Short Equity Fund	—	832,028
BP Long/Short Research Fund	1,579,604	76,202,520
BP Global Long/Short Fund	21,642,793	45,632,067
BP Emerging Markets Dynamic Equity Fund	22,731,346	37,789,201

The following is a summary of CFDs that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of the end of the reporting period:

		GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES				GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT[1]	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED[2]	NET AMOUNT[3]
BP Emerging Markets Fund
Goldman Sachs	$—	$—	$—	$—	$6,113	$—	$50,000	$—
Total	$—	$—	$—	$—	$6,113	$—	$50,000	$—
BP Long/Short Equity Fund
JPMorgan	$460,359	$290,598	$—	$169,761	$290,598	$290,598	$—	$—
Total	$460,359	$290,598	$—	$169,761	$290,598	$290,598	$—	$—
BP Long/Short Research Fund
Bank of America	$598,769	$166,125	$—	$432,644	$166,125	$166,125	$711,258	$—
Goldman Sachs	758,629	758,629	—	—	1,929,433	758,629	1,050,000	120,804
JPMorgan	—	—	—	—	12,609	—	—	12,609
Morgan Stanley	5,300,012	4,751,775	—	548,237	4,751,775	4,751,775	—	—
Total	$6,657,410	$5,676,529	$—	$980,881	$6,859,942	$5,676,529	$1,761,258	$133,413
BP Global Long/Short Fund
Goldman Sachs	$2,652,120	$2,652,120	$—	$—	$4,826,897	$2,652,120	$2,940,000	$—
HSBC	145,176	145,176	—	—	681,388	145,176	1,380,000	—
Morgan Stanley	627,679	627,679	—	—	1,499,465	627,679	179,222	692,564
Total	$3,424,975	$3,424,975	$—	$—	$7,007,750	$3,424,975	$4,499,222	$692,564
BP Emerging Markets Dynamic Equity Fund
Bank of America	$189,967	$120,460	$—	$69,507	$120,460	$120,460	$2,081,757	$—
Goldman Sachs	3,339,839	3,339,839	—	—	3,736,625	3,339,839	5,937	390,849
HSBC	260,937	260,937	—	—	314,635	260,937	330,000	—
JPMorgan	460,258	423,850	—	36,408	423,850	423,850	—	—
Morgan Stanley	1,293,629	1,293,629	—	—	1,551,359	1,293,629	—	257,730
Total	$5,544,630	$5,438,715	$—	$105,915	$6,146,929	$5,438,715	$2,417,694	$648,579

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Actual collateral pledged may be more than the amount shown.
[3]	Net amount represents the net amount payable to the counterparty in the event of default.

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February 29, 2024

2. INVESTMENT ADVISERS AND OTHER SERVICES

Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: short sale dividend expense, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation for all the Funds is in effect until December 31, 2024 and may not be terminated without the approval of the Board.

		EXPENSE CAPS
FUND	ADVISORY FEE	INSTITUTIONAL CLASS	INVESTOR CLASS
BP All-Cap Value Fund	0.70%	0.80%	1.05%
BP Small Cap Value Fund II	0.85	0.99	1.24
WPG Select Small Cap Value Fund	0.90	1.10	N/A
WPG Small Cap Value Diversified Fund*	0.80	1.10	N/A
BP Global Sustainability Fund	0.80	0.90	N/A
BP Global Equity Fund	0.90	0.95	1.20
BP Emerging Markets Fund	0.75	1.00	N/A
BP Long/Short Equity Fund	2.25	1.96	2.21
BP Long/Short Research Fund	1.25	1.50	1.75
BP Global Long/Short Fund	1.50	2.00	2.25
BP Emerging Markets Dynamic Equity Fund	1.25	1.40	N/A

*	0.80% of net asset up to $500 million, 0.75% of net assets in excess of $500 million.

The Adviser may recoup from each Fund fees and expenses previously paid, waived, or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, short sale dividend expense, taxes, interest expense, and any extraordinary expenses) to exceed the Expense Caps of each class of each Fund that were in effect at the time the fees and expenses were paid, waived, or absorbed by the Adviser, as well as the Expense Caps that are currently in effect, if different.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

FUND	GROSS ADVISORY FEES	WAIVERS AND/OR REIMBURSEMENTS*	RECOUPMENTS	NET ADVISORY FEES
BP All-Cap Value Fund	$4,766,767	$(310,112)	$—	$4,456,655
BP Small Cap Value Fund II	2,384,350	(107,249)	618	2,277,719
WPG Select Small Cap Value Fund	420,115	(29,445)	11,524	402,194
WPG Small Cap Value Diversified Fund	113,696	(28,953)	—	84,743
BP Global Sustainability Fund	77,720	(40,431)	—	37,289
BP Global Equity Fund	944,241	(169,031)	—	775,210
BP Emerging Markets Fund	86,052	(24,269)	—	61,783
BP Long/Short Equity Fund	703,187	(203,711)	—	499,476
BP Long/Short Research Fund	3,927,808	—	—	3,927,808
BP Global Long/Short Fund	1,164,966	—	—	1,164,966
BP Emerging Markets Dynamic Equity Fund	376,857	(49,755)	—	327,102

As of the end of the reporting period, the Funds had amounts available for recoupment as follows:

	EXPIRATION
FUND	August 31, 2024	August 31, 2025	August 31, 2026	August 31, 2027	TOTAL
BP All-Cap Value Fund	$479,510	$1,054,852	$581,154	$310,112	$2,425,628
BP Small Cap Value Fund II	138,705	274,029	313,733	107,249	833,716
WPG Select Small Cap Value Fund	—	96,528	52,965	29,445	178,938
WPG Small Cap Value Diversified Fund	43,934	49,003	64,117	28,953	186,007
BP Global Sustainability Fund	—	125,165	102,575	40,431	268,171
BP Global Equity Fund	140,758	327,392	312,531	169,031	949,712
BP Emerging Markets Fund	123,547	170,692	117,642	24,269	436,150
BP Long/Short Equity Fund	366,046	404,556	440,825	203,711	1,415,138
BP Emerging Markets Dynamic Equity Fund	168,395	194,970	150,185	49,755	563,305

*	Includes acquired fund fees and expenses. Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds.

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BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2024

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class Shares of each Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Quasar Distributors, LLC (the “Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class Shares. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class Shares, all as set forth in the Plans.

3. DIRECTOR AND OFFICER COMPENSATION

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Funds were as follows:

FUND	PURCHASES	SALES
BP All-Cap Value Fund	$203,352,298	$250,532,927
BP Small Cap Value Fund II	179,757,793	262,879,065
WPG Select Small Cap Value Fund	92,797,898	106,613,546
WPG Small Cap Value Diversified Fund	11,494,705	13,109,260
BP Global Sustainability Fund	7,449,839	22,306,317
BP Global Equity Fund	43,135,170	57,191,049
BP Emerging Markets Fund	21,977,303	22,896,344
BP Long/Short Equity Fund	10,730,665	20,947,244
BP Long/Short Research Fund	171,021,796	362,797,151
BP Global Long/Short Fund	110,940,016	109,395,851
BP Emerging Markets Dynamic Equity Fund	39,146,002	35,728,831

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. CAPITAL SHARE TRANSACTIONS

As of the end of the reporting period, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class Shares of the BP Long/Short Research Fund, BP Global Long/Short Fund and WPG Small Cap Value Diversified Fund, which have 750,000,000 shares, 300,000,000 shares and 50,000,000 shares, respectively, of $0.001 par value common stock authorized.

6. RESTRICTED SECURITIES

Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve

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BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2024

time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Portfolio of Investments.

As of the end of the reporting period, the Funds did not hold any restricted securities that were illiquid.

7. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2023, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
BP All-Cap Value Fund	$957,263,853	$528,392,107	$(15,134,032)	$513,258,075
BP Small Cap Value Fund II	550,308,265	166,174,717	(34,638,557)	131,536,160
WPG Select Small Cap Value Fund	101,019,021	9,308,736	(2,986,803)	6,321,933
WPG Small Cap Value Diversified Fund	32,899,498	4,820,599	(1,506,497)	3,314,102
BP Global Sustainability Fund	21,867,581	2,801,482	(890,404)	1,911,078
BP Global Equity Fund	196,214,341	39,136,296	(10,883,527)	28,252,769
BP Emerging Markets Fund	22,140,818	2,727,662	(1,381,960)	1,345,702
BP Long/Short Equity Fund	61,725,904	26,356,810	(2,788,050)	23,568,760
BP Long/Short Research Fund	539,453,439	199,571,025	(43,357,958)	156,213,067
BP Global Long/Short Fund	142,353,446	20,814,447	(9,159,839)	11,654,608
BP Emerging Markets Dynamic Equity Fund	55,503,413	11,735,336	(5,827,481)	5,907,855

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2023 were reclassified among the following accounts. They are primarily attributable to net investment loss, deemed distributions due to shareholder redemptions and investments in partnerships.

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
BP All-Cap Value Fund	$(13,651,496)	$13,651,496
BP Small Cap Value Fund II	(11,704,308)	11,704,308
WPG Select Small Cap Value Fund	—	—
WPG Small Cap Value Diversified Fund	(109,773)	109,773
BP Global Sustainability Fund	—	—
BP Global Equity Fund	—	—
BP Emerging Markets Fund	—	—
BP Long/Short Equity Fund	—	—
BP Long/Short Research Fund	40	(40)
BP Global Long/Short Fund	—	—
BP Emerging Markets Dynamic Equity Fund	—	—

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BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2024

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	QUALIFIED LATE-YEAR LOSS DEFERRAL	OTHER TEMPORARY DIFFERENCES	UNREALIZED APPRECIATION/ (DEPRECIATION)
BP All-Cap Value Fund	$15,911,785	$109,868,566	$—	$—	$—	$513,259,682
BP Small Cap Value Fund II	3,248,736	47,248,132	—	—	—	131,536,160
WPG Select Small Cap Value Fund	13,481,013	892,005	—	—	—	6,321,933
WPG Small Cap Value Diversified Fund	471,974	1,641,968	—	—	—	3,314,020
BP Global Sustainability Fund	344,985	—	(2,642,578)	—	—	1,910,978
BP Global Equity Fund	3,604,107	—	(12,623,653)	—	—	28,239,245
BP Emerging Markets Fund	346,887	—	(4,283,521)	—	—	1,345,144
BP Long/Short Equity Fund	5,479,165	5,474,652	—	—	—	23,291,642
BP Long/Short Research Fund	25,433,223	41,490,067	—	—	(23,139)	155,638,646
BP Global Long/Short Fund	2,313,704	—	(141,607)	—	(2,156,788)	11,502,917
BP Emerging Markets Dynamic Equity Fund	—	—	(15,769,248)	(3,516,024)	—	5,899,907

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2023 was as follows:

	2023			2022
FUND	ORDINARY INCOME	LONG-TERM GAINS	TOTAL	ORDINARY INCOME	LONG-TERM GAINS	TOTAL
BP All-Cap Value Fund	$24,105,403	$91,006,985	$115,112,388	$42,230,699	$61,493,948	$103,724,647
BP Small Cap Value Fund II	6,797,983	45,094,686	51,892,669	17,060,225	42,632,065	59,692,290
WPG Select Small Cap Value Fund	111,741	—	111,741	—	—	—
WPG Small Cap Value Diversified Fund	1,862,975	2,806,618	4,669,593	417,759	—	417,759
BP Global Sustainability Fund	313,835	—	313,835	—	—	—
BP Global Equity Fund	2,771,850	—	2,771,850	3,282,335	—	3,282,335
BP Emerging Markets Fund	651,962	—	651,962	926,742	303,862	1,230,604
BP Long/Short Equity Fund	3,983,135	4,087,413	8,070,548	—	2,791,078	2,791,078
BP Long/Short Research Fund	59,860,157	86,589,335	146,449,492	—	87,734,542	87,734,542
BP Global Long/Short Fund	3,244,316	—	3,244,316	—	—	—
BP Emerging Markets Dynamic Equity Fund	11,778,440	—	11,778,440	36,249	—	36,249

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2023.

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BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2024

For the fiscal year ended August 31, 2023, the Funds deferred to September 1, 2023, the following qualified late-year losses.

FUND	LATE-YEAR ORDINARY LOSS DEFERRAL	POST-OCTOBER CAPITAL LOSS DEFERRAL
BP All-Cap Value Fund	$—	$—
BP Small Cap Value Fund II	—	—
WPG Select Small Cap Value Fund	—	—
WPG Small Cap Value Diversified Fund	—	—
BP Global Sustainability Fund	—	—
BP Global Equity Fund	—	—
BP Emerging Markets Fund	—	—
BP Long/Short Equity Fund	—	—
BP Long/Short Research Fund	—	—
BP Global Long/Short Fund	—	—
BP Emerging Markets Dynamic Equity Fund	3,516,024	—

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2023 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. During the current fiscal period, the BP Global Equity Fund had utilized $7,152,860, and BP Global Long/Short Fund had utilized $9,016,955 of carry forward capital losses.

As of August 31, 2023, the BP Global Sustainability Fund had short-term post-enactment capital losses of $2,382,304 and long-term post-enactment capital losses of $260,274. The BP Global Equity Fund had short-term post-enactment capital losses of $12,623,653. The BP Emerging Markets Fund had short-term post-enactment capital losses of $4,191,007 and long-term post-enactment capital losses of $92,514. The BP Global Long/Short Fund had short-term post-enactment capital losses of $141,607. The BP Emerging Markets Dynamic Equity Fund had short-term post-enactment capital losses of $15,769,248. The capital losses can be carried forward for an unlimited period.

8. SECURITIES LENDING

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Boston Partners to be of good standing and only when, in Boston Partners’ judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. Investments purchased with proceeds from securities lending are overnight and continuous. During the current fiscal period, the Funds participated in securities lending. The market value of securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
BP All-Cap Value Fund	$66,056,324	$67,457,486	$55,576
BP Small Cap Value Fund II	99,853,478	100,833,185	322,953
WPG Small Cap Value Diversified Fund	5,361,539	5,515,103	7,654
BP Global Equity Fund	11,231,378	11,482,091	8,161
BP Long/Short Equity Fund	9,082,288	9,341,219	30,665

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BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

February 29, 2024

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNT NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNT OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT
BP All-Cap Value Fund	$66,056,324	—	$66,056,324	$(66,056,324)	—	—
BP Small Cap Value Fund II	99,853,478	—	99,853,478	(99,853,478)	—	—
WPG Small Cap Value Diversified Fund	5,361,539	—	5,361,539	(5,361,539)	—	—
BP Global Equity Fund	11,231,378	—	11,231,378	(11,231,378)	—	—
BP Long/Short Equity Fund	9,082,288	—	9,082,288	(9,082,288)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilites. Actual collateral received may be more than the amount shown.

9. LINE OF CREDIT

The Company, on behalf of the Funds, has established a line of credit (“LoC”) with the Custodian to be used for temporary or emergency purposes, primarily for financing redemption payments. Any loan issued to a Fund utilizing the LoC (each, a “Borrowing Fund” and together, the “Borrowing Funds”) is secured by securities held in the Borrowing Fund’s portfolio. The LoC was renewed on September 12, 2023. The LoC will mature, unless renewed, on September 10, 2024. Borrowing under the LoC is limited to the lesser of (i) $100,000,000, (ii) 20.0% of the gross market value of a Borrowing Fund, or (iii) 33 1/3% of the net market value of the unencumbered assets of a Borrowing Fund. The interest rate paid by the Borrowing Funds on outstanding borrowings is equal to the prime lending rate of the Custodian, which was 8.50% at February 29, 2024.

During the current fiscal period, the Funds’ LoC borrowing activity was as follows:

	TOTAL AMOUNT OF DAYS BORROWED	AVERAGE BORROWINGS	MAXIMUM AMOUNT OUTSTANDING	INTEREST EXPENSE	AVERAGE INTEREST RATE
BP All-Cap Value Fund	6	$24,318,500	$40,166,000	$ 34,451	8.50%
BP Small Cap Value Fund II	7	2,345,571	4,264,000	3,877	8.50%
WPG Select Small Cap Value Fund	2	20,000,000	20,000,000	9,444	8.50%
BP Global Sustainability Fund	1	4,667,000	4,667,000	1,102	8.50%
BP Global Equity Fund	3	1,497,000	1,497,000	1,060	8.50%
BP Emerging Markets Fund	3	100,000	121,000	71	8.50%
BP Long/Short Equity Fund	63	914,857	2,883,000	13,608	8.50%
BP Long/Short Research Fund	32	6,938,000	18,722,000	52,420	8.50%
BP Emerging Markets Dynamic Equity Fund	8	69,875	95,000	132	8.50%

10. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Funds will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Funds will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

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BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (concluded)

February 29, 2024

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

Semi-Annual Report 2024  |  99

BOSTON PARTNERS INVESTMENT FUNDS

OTHER INFORMATION

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its reports on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

100  |  Semi-Annual Report 2024

INVESTMENT ADVISER

Boston Partners Global Investors, Inc.
1 Beacon Street, 30th Floor
Boston, MA 02108

ADMINISTRATOR AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

PRINCIPAL UNDERWRITER

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

LEGAL COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

BOS-SAR24

Campbell Systematic Macro Fund

of

THE RBB FUND, INC.

Class A (TICKER: EBSAX)

Class C (TICKER: EBSCX)

Class I (TICKER: EBSIX)

Semi-Annual Report

February 29, 2024
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Campbell Systematic Macro Fund

Performance Data
February 29, 2024 (Unaudited)

Average annual total returns for the periods ended February 29, 2024
	SIX MONTHS(1)	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION(2)
Class A Shares (without sales charge)	-0.22%	-3.91%	10.67%	5.56%	4.78%
Class A Shares (with sales charge)	-3.72%	-7.25%	9.87%	5.18%	4.44%
BarclayHedge BTOP50 Index (3)(4)	4.06%	2.17%	8.19%	4.08%	3.50%
S&P 500® Total Return Index (3)(5)	13.92%	30.44%	14.77%	12.71%	13.80%

(1)	Not annualized.

(2)

The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the “Reorganization”). The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.

(3)	Benchmark performance is from inception date of the Class only and is not the inception date of the benchmark itself.

(4)

The BarclayHedge BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. It is not possible to invest directly in an index.

(5)

This is not a primary benchmark of the Fund. Results of the S&P 500® Total Return Index are presented for general comparative purposes. The S&P 500® Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

Effective January 15, 2021, the outstanding Class P Shares of the Campbell Systematic Macro Fund (the “Fund”) were converted into Class A Shares of the Fund. Class A Shares of the Fund have a 3.50% maximum sales charge. Prior to February 16, 2021, the Class A Shares of the Fund had a 5.75% maximum sales charge.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio for Class A Shares, as stated in the current prospectus dated December 31, 2023, is 2.12% and the Fund’s net operating expense ratio after waivers for Class A Shares is 2.00%. Campbell & Company Investment Adviser LLC (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for Class A Shares to 2.00% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. (the “Company”). Please see the Consolidated Financial Highlights for current figures.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

Portfolio composition is subject to change.

1

Campbell Systematic Macro Fund

Performance Data (Continued)
February 29, 2024 (Unaudited)

Average annual total returns for the periods Ended February 29, 2024
	SIX MONTHS(1)	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION(2)
Class C Shares (without contingent deferred sales charge) (Pro forma March 8, 2013 to February 11, 2014)*	-0.62%	-4.67%	9.82%	4.77%	4.87%
Class C Shares (with contingent deferred sales charge) (Pro forma March 8, 2013 to February 11, 2014)*	-1.60%	-5.61%	9.82%	4.77%	4.87%
BarclayHedge BTOP50 Index (3)(4)	4.06%	2.17%	8.19%	4.08%	4.02%
S&P 500® Total Return Index (3)(5)	13.92%	30.44%	14.77%	12.71%	13.09%

*	Class C Shares performance prior to its inception on February 11, 2014 is the performance of Class I shares, adjusted for the Class C Shares expense ratio.

(1)	Not annualized.

(2)

Class C Shares of the Fund commenced operations on February 11, 2014 in a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the “Reorganization”). The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.

(3)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself. The above is shown for illustrative purposes only.

(4)

The BarclayHedge BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. It is not possible to invest directly in an index.

(5)

This is not a primary benchmark of the Fund. Results of the S&P 500® Total Return Index are presented for general comparative purposes. The S&P 500® Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio for Class C Shares, as stated in the current prospectus dated December 31, 2023, is 2.87% and the Fund’s net operating expense ratio after waivers for Class C Shares is 2.75%. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for Class C Shares to 2.75% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of the Company. Please see the Consolidated Financial Highlights for current figures.

2

Campbell Systematic Macro Fund

Performance Data (Continued)
February 29, 2024 (Unaudited)

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

Portfolio composition is subject to change.

3

Campbell Systematic Macro Fund

Performance Data (Concluded)
February 29, 2024 (Unaudited)

Average annual total returns for the periods ended February 29, 2024
	SIX MONTHS(1)	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION(2)
Class I Shares	-0.06%	-3.61%	10.93%	5.83%	5.05%
BarclayHedge BTOP50 Index (3)(4)	4.06%	2.17%	8.19%	4.08%	3.50%
S&P 500® Total Return Index (3)(5)	13.92%	30.44%	14.77%	12.71%	13.80%

(1)	Not annualized.

(2)

The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the “Reorganization”). The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.

(3)	Benchmark performance is from inception date of the Class only and is not the inception date of the benchmark itself.

(4)

The BarclayHedge BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. It is not possible to invest directly in an index.

(5)

This is not a primary benchmark of the Fund. Results of the S&P 500® Total Return Index are presented for general comparative purposes. The S&P 500® Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio for Class I Shares, as stated in the current prospectus dated December 31, 2023, is 1.87% and the Fund’s net operating expense ratio after waivers is for Class I Shares 1.75%. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for Class I Shares to 1.75% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of the Company. Please see the Consolidated Financial Highlights for current figures.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

Portfolio composition is subject to change.

Standard & Poor’s 500 Composite Stock Index (S&P 500 Index)

The 500 stocks in the S&P 500 are chosen by Standard & Poor’s based on industry representation, liquidity and stability. The stocks in the S&P 500 are not the 500 largest companies; rather the Index is designed to capture the returns of many different sectors of the U.S. economy. This index includes dividends reinvested.

4

Campbell Systematic Macro Fund

Fund Expense Example

February 29, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period *	Annualized Expense Ratio	Actual Six-Month Total Investment Returns for the Fund
Actual
Class A Shares	$1,000.00	$997.80	$9.93	2.00%	-0.22%
Class C Shares	1,000.00	993.80	13.63	2.75%	-0.62%
Class I Shares	1,000.00	999.40	8.70	1.75%	-0.06%
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,014.92	$10.02	2.00%	N/A
Class C Shares	1,000.00	1,011.19	13.75	2.75%	N/A
Class I Shares	1,000.00	1,016.16	8.77	1.75%	N/A

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2023 to February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. The Fund’s ending account values on the first line in the table is based on the actual six-month total investment return for the Fund.

5

Campbell Systematic Macro Fund

Consolidated Portfolio Holdings Summary Table

February 29, 2024 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund:

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	Value
SHORT-TERM INVESTMENTS
U.S. Treasury Bills	73.6%	$710,811,661
Money Market Deposit Accounts	8.0	77,721,006
OTHER ASSETS IN EXCESS OF LIABILITIES	18.4	178,015,032
NET ASSETS	100.0%	$966,547,699

The Fund seeks to achieve its investment objective by allocating its assets among derivatives and fixed income securities.

As a result of the Fund’s use of derivatives, the Fund may hold significant amounts of U.S. Treasuries or short-term investments.

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.
6

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments

February 29, 2024 (Unaudited)

	PAR	Value
SHORT-TERM INVESTMENTS — 73.6%
U.S. Treasury Bills — 73.6%
5.41%, 03/07/2024(a)	100,000,000	$99,912,450
5.44%, 04/11/2024(a)	110,000,000	109,338,721
5.31%, 05/16/2024(a)	125,000,000	123,619,465
5.29%, 05/23/2024(a)	100,000,000	98,793,042
5.14%, 07/05/2024(a)	135,000,000	132,563,318
5.12%, 08/08/2024(a)	150,000,000	146,584,665
TOTAL SHORT-TERM INVESTMENTS (Cost $710,997,603)		710,811,661

TOTAL INVESTMENTS — 73.6% (Cost $710,997,603)		$710,811,661
Money Market Deposit Account — 8.0%(b)		77,721,006
Other Assets in Excess of Liabilities — 18.4%		178,015,032
TOTAL NET ASSETS — 100.0%		$966,547,699

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of the consolidated financial statements.
7

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2024 (Unaudited)

Futures contracts outstanding as of February 29, 2024 were as follows:

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Bankers’ Acceptances	14	03/19/2025	$2,468,298	$(2,790)
Arabica Coffee	408	05/20/2024	28,205,550	(413,620)
ASX SPI 200 Index	567	03/21/2024	70,577,396	1,237,783
Austrailian Government 10 Year Bonds	662	03/15/2024	49,491,509	108,012
Brent Crude Oil	223	04/30/2024	18,103,140	(140,674)
CAC40 10 Euro Index	412	03/15/2024	35,360,469	366,044
Canadian 10 Year Government Bonds	1241	06/19/2024	109,611,075	95,469
Cotton No.2	504	05/08/2024	25,091,640	1,298,618
Crude Oil	140	03/20/2024	10,956,400	(127,439)
Dow Jones Industrial Average Index	204	03/15/2024	39,823,860	987,831
Euro STOXX 50 Quanto Index	962	03/15/2024	50,884,398	126,222
Feeder Cattle	218	04/25/2024	27,656,025	52,529
FTSE 100 Index	468	03/15/2024	45,054,304	(146,309)
FTSE China A50 Index	2076	03/28/2024	24,646,272	(4,727)
FTSE/JSE Top 40 Index	34	03/20/2024	1,173,922	(12,936)
FTSE/MIB Index	204	03/15/2024	35,971,856	1,703,411
Hang Seng Index	170	03/27/2024	17,860,911	(268,696)
IBEX 35 Index	333	03/15/2024	36,088,916	50,924
Live Cattle	76	04/30/2024	5,634,640	(16,400)
London Metals - Aluminum	2867	03/18/2024	157,485,744	(2,906,699)
London Metals - Aluminum	246	06/17/2024	13,757,673	87,690
London Metals - Copper	1795	03/18/2024	378,161,625	694,690
London Metals - Copper	197	06/17/2024	41,909,288	185,177
London Metals - Zinc	1397	03/18/2024	83,584,256	(1,918,146)
London Metals - Zinc	140	06/17/2024	8,514,625	101,561
Low Sulphur Gas Oil	407	04/11/2024	32,814,375	(359,450)
MSCI Singapore Index	482	03/27/2024	10,083,832	(16,364)
Nasdaq 100 Index	87	03/15/2024	31,463,985	147,619
Nifty 50 Index	957	03/28/2024	42,475,488	(327,956)
Nikkei 225 Index	181	03/07/2024	47,399,013	792,867
NY Harbor ULSD	353	03/28/2024	39,287,417	(1,412,415)
OMXS30 Index	1515	03/15/2024	35,907,885	1,220,641
Palladium	9	06/26/2024	852,120	(29,822)
Russell 2000 Index	32	03/15/2024	3,291,680	67,898
S&P Mid Cap 400 Index	29	03/15/2024	8,388,540	255,795
S&P/Toronto Stock Exchange 60 Index	248	03/14/2024	47,167,785	259,004
SGX FTSE Taiwan Index	819	03/28/2024	52,956,540	100,182
Silver	260	05/29/2024	29,750,500	(98,277)
Sugar #11	665	04/30/2024	16,154,712	(830,540)
TOPIX Index	317	03/07/2024	56,688,701	3,128,563
U.S. Treasury Long Bonds	454	06/18/2024	54,139,500	(53,875)
				$3,981,395

The accompanying notes are an integral part of the consolidated financial statements.
8

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	(1834)	03/17/2025	$481,746,113	$1,900,597
3-Month Secured Overnight Financing Rate	(1605)	09/16/2025	385,280,250	(115,727)
Austrailian Government 3 Year Bonds	(901)	03/15/2024	62,356,781	19,336
Australian 90 Day Bank Bills	(718)	03/13/2025	462,222,349	(31,820)
Copper	(181)	05/29/2024	17,407,675	40,065
Corn No. 2 Yellow	(1402)	05/14/2024	30,107,950	805,066
Crude Soybean Oil	(1691)	05/14/2024	45,870,066	1,666,540
Euro BUXL 30 Year Bonds	(92)	06/06/2024	13,252,518	(167,129)
Euro-BOBL	(698)	06/06/2024	88,838,010	(167,653)
Euro-BTP	(22)	06/06/2024	2,793,156	(16,593)
Euro-Bund	(1743)	06/06/2024	249,156,089	(813,038)
Euro-SCHATZ	(1388)	06/06/2024	158,535,991	(86,215)
French Government Bonds	(126)	06/06/2024	17,353,530	(53,164)
German Stock Index	(25)	03/15/2024	11,988,781	(14,430)
Gold	(11)	04/26/2024	2,260,170	(1,297)
Hang Seng China Enterprises Index	(32)	03/27/2024	1,160,943	21,208
Hard Red Winter Wheat	(52)	05/14/2024	1,526,850	(30,982)
ICE 3 Month SONIA Rate	(755)	06/17/2025	228,051,076	654,127
Japanese 10 Year Government Bonds	(22)	03/13/2024	21,462,914	(6,492)
London Metals - Aluminum	(2867)	03/18/2024	157,485,744	3,118,012
London Metals - Aluminum	(1527)	06/17/2024	85,398,239	170,570
London Metals - Copper	(1795)	03/18/2024	378,161,625	(2,526,442)
London Metals - Copper	(354)	06/17/2024	75,309,075	(1,287,385)
London Metals - Zinc	(1397)	03/18/2024	83,584,256	4,722,142
London Metals - Zinc	(501)	06/17/2024	30,470,194	(1,255,554)
Long Gilt	(409)	06/26/2024	50,642,275	(495,155)
MSCI EAFE Index	(62)	03/15/2024	7,092,490	(183,603)
MSCI Emerging Markets Index	(159)	03/15/2024	8,083,560	(158,185)
Natural Gas	(444)	03/26/2024	8,258,400	(380,694)
Platinum	(234)	04/26/2024	10,342,800	273,442
Reformulated Gasoline Blendstock	(173)	03/28/2024	18,753,546	(120,303)
S&P 500 Index	(23)	03/15/2024	5,869,313	(8,989)
Soybean Meal	(362)	05/14/2024	11,917,040	325,137
Soybeans	(372)	05/14/2024	21,217,950	59,902
U.S. Treasury 10 Year Notes	(848)	06/18/2024	93,651,000	(228,224)
U.S. Treasury 2 Year Notes	(693)	06/28/2024	141,891,750	(77,784)
U.S. Treasury 5 Year Note	(1112)	06/28/2024	118,879,750	(124,714)
U.S. Treasury Ultra Bonds	(243)	06/18/2024	31,073,625	(448,571)
US Cocoa	(23)	05/15/2024	1,391,270	11,691
Wheat	(1357)	05/14/2024	39,098,563	500,127
				$5,487,819
Total Futures Contracts				$9,469,214

The accompanying notes are an integral part of the consolidated financial statements.
9

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Continued)

February 29, 2024 (Unaudited)

Forward foreign currency contracts outstanding as of February 29, 2024 were as follows:

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value / Unrealized Appreciation (Depreciation)
03/20/2024	AUD	1,426,100,000	USD	943,268,444	UBS	$(15,706,154)
03/20/2024	BRL	566,950,000	USD	113,992,652	UBS	(190,639)
03/20/2024	CAD	2,169,500,000	USD	1,614,839,032	UBS	(15,785,725)
03/20/2024	CHF	45,550,000	USD	52,696,278	UBS	(1,075,883)
03/20/2024	CLP	50,980,000,000	USD	56,400,732	UBS	(3,685,176)
03/20/2024	CNH	23,600,000	USD	3,318,477	UBS	(39,074)
03/20/2024	COP	425,520,000,000	USD	106,020,027	UBS	2,016,693
03/20/2024	CZK	896,000,000	USD	39,613,549	UBS	(1,407,254)
03/20/2024	EUR	1,301,500,000	USD	1,415,628,058	UBS	(7,798,684)
03/20/2024	GBP	1,694,400,000	USD	2,149,399,218	UBS	(10,294,743)
03/20/2024	HUF	40,395,000,000	USD	114,256,719	UBS	(3,243,665)
03/20/2024	IDR	1,289,225,000,000	USD	82,805,303	UBS	(812,753)
03/20/2024	INR	12,269,000,000	USD	146,913,617	UBS	959,204
03/21/2024	JPY	90,055,500,000	USD	621,325,599	UBS	(18,599,148)
03/20/2024	KRW	96,225,000,000	USD	73,116,150	UBS	(776,104)
03/20/2024	MXN	4,889,400,000	USD	280,690,544	UBS	5,232,302
03/20/2024	NOK	1,932,900,000	USD	184,909,359	UBS	(2,832,567)
03/20/2024	NZD	1,025,600,000	USD	631,052,002	UBS	(6,607,667)
03/20/2024	PHP	6,458,250,000	USD	115,996,498	UBS	(1,151,252)
03/20/2024	PLN	709,350,000	USD	177,200,882	UBS	400,370
03/20/2024	SEK	2,572,350,000	USD	248,081,182	UBS	275,367
03/20/2024	SGD	251,124,000	USD	188,839,641	UBS	(2,037,541)
03/20/2024	TWD	2,249,550,000	USD	72,836,157	UBS	(1,479,537)
03/20/2024	USD	1,250,273,150	AUD	1,891,000,000	UBS	20,331,147
03/20/2024	USD	126,582,401	BRL	628,100,000	UBS	505,950
03/20/2024	USD	1,976,837,395	CAD	2,670,800,000	UBS	8,295,532
03/20/2024	USD	96,252,625	CHF	83,200,000	UBS	1,964,659
03/20/2024	USD	92,879,129	CLP	85,310,000,000	UBS	4,664,847
03/20/2024	USD	56,242,862	CNH	399,700,000	UBS	701,437
03/20/2024	USD	81,814,634	COP	327,180,000,000	UBS	(1,254,208)
03/20/2024	USD	92,726,128	CZK	2,092,400,000	UBS	3,504,197
03/20/2024	USD	1,235,537,136	EUR	1,133,250,000	UBS	9,703,376
03/20/2024	USD	1,923,129,518	GBP	1,518,800,000	UBS	5,712,216
03/20/2024	USD	125,130,893	HUF	44,463,000,000	UBS	2,938,210
03/20/2024	USD	108,307,917	IDR	1,684,025,000,000	UBS	1,206,749
03/20/2024	USD	42,047,354	INR	3,506,000,000	UBS	(208,911)
03/21/2024	USD	581,216,924	JPY	84,741,000,000	UBS	14,059,536
03/20/2024	USD	83,130,842	KRW	110,190,000,000	UBS	292,185
03/20/2024	USD	242,605,315	MXN	4,185,000,000	UBS	(2,125,553)
03/20/2024	USD	440,657,701	NOK	4,732,950,000	UBS	(5,180,342)
03/20/2024	USD	625,848,187	NZD	1,016,750,000	UBS	6,792,241
03/20/2024	USD	75,873,922	PHP	4,257,750,000	UBS	159,549
03/20/2024	USD	127,260,390	PLN	509,850,000	UBS	(391,683)
03/20/2024	USD	174,875,624	SEK	1,794,900,000	UBS	1,580,711
03/20/2024	USD	242,543,459	SGD	323,340,000	UBS	2,022,477
03/20/2024	USD	152,612,392	TWD	4,728,150,000	UBS	2,633,596

The accompanying notes are an integral part of the consolidated financial statements.
10

Campbell Systematic Macro Fund

Consolidated Portfolio of Investments (Concluded)

February 29, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Value / Unrealized Appreciation (Depreciation)
03/20/2024	USD	307,021,097	ZAR	5,833,200,000	UBS	$3,415,206
03/20/2024	ZAR	5,048,600,000	USD	266,969,050	UBS	(4,199,953)
						$(7,516,459)

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Columbian Peso	PLN	Polish Zloty
CZK	Czech Koruna	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TWD	Taiwan New Dollar
HUF	Hungarian Forint	UBS	Union Bank of Switzerland
IDR	Indonesian Rupiah	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.
11

Campbell Systematic Macro Fund

Consolidated Statement of Assets and Liabilities

February 29, 2024 (Unaudited)

ASSETS
Investments, at value (cost $710,997,603)	$710,811,661
Cash equivalents	77,721,006
Deposits with brokers:
Futures contracts	157,824,382
Forward foreign currency contracts	8,963,797
Unrealized appreciation on forward foreign currency contracts	99,367,760
Unrealized appreciation on futures contracts	27,356,493
Receivable for capital shares sold	10,795,616
Interest receivable	465,420
Prepaid expenses and other assets	140,416
Total assets	1,093,446,551
LIABILITIES
Unrealized depreciation on forward foreign currency contracts	$106,884,219
Unrealized depreciation on futures contracts	17,887,279
Payable for:
Advisory fees	1,099,946
Capital shares redeemed	838,791
Other accrued expenses and liabilities	188,617
Total liabilities	126,898,852
Net assets	$966,547,699
NET ASSETS CONSIST OF:
Par value	$104,115
Paid-in capital	1,044,069,219
Total distributable earnings/(loss)	(77,625,635)
Net assets	$966,547,699
CAPITAL SHARES:
Class A Shares:
Net assets applicable to Class A Shares	$55,827,846
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	6,077,109
Net asset value, offering and redemption price per share	$9.19
Maximum offering price per share (100/96.5 of $9.19)	$9.52

Class C Shares:
Net assets applicable to Class C Shares	$17,850,477
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,077,776
Net asset value, offering and redemption price per share	$8.59

Class I Shares:
Net assets applicable to Class I Shares	$892,869,376
Shares outstanding ($0.001 par value, 300,000,000 shares authorized)	95,959,719
Net asset value, offering and redemption price per share	$9.30

The accompanying notes are an integral part of the consolidated financial statements.
12

Campbell Systematic Macro Fund

Consolidated Statement of Operations

For the Period Ended February 29, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$21,608,543
Total investment income	21,608,543
EXPENSES
Advisory fees (Note 2)	7,485,327
Transfer agent fees (Note 2)	581,921
Distribution fees - Class A Shares	72,774
Distribution fees - Class C Shares	90,655
Administration and accounting fees (Note 2)	88,863
Printing and shareholder reporting fees	61,049
Registration and filing fees	58,812
Director fees	55,410
Officer fees	41,527
Audit and tax service fees	35,959
Legal fees	33,333
Custodian fees (Note 2)	14,896
Other expenses	23,110
Total expenses before waivers and/or reimbursements	8,643,636
Less: waivers and reimbursements (Note 2)	(492,817)
Net expenses after waivers and/or reimbursements	8,150,819
Net investment income/(loss)	13,457,724
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(1,111)
Futures contracts	(8,306,870)
Foreign currency transactions	(6,278,995)
Forward foreign currency contracts	(20,740,769)
Net change in unrealized appreciation/(depreciation) on:
Investments	88,001
Futures contracts	16,365,311
Foreign currency translations	(1,694,066)
Forward foreign currency contracts	17,776
Net realized and unrealized gain/(loss) on investments	(20,550,723)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,092,999)

The accompanying notes are an integral part of the consolidated financial statements.
13

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets

	For the Period Ended February 29, 2024 (Unaudited)	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$13,457,724	$15,272,844
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	(35,327,745)	16,880,850
Net change in unrealized appreciation/(depreciation) on investments, future contracts, foreign currency translation and forward foreign currency contracts	14,777,022	(31,214,109)
Net increase/(decrease) in net assets resulting from operations	(7,092,999)	939,585

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	(826,673)	(9,548,573)
Class C Shares	(98,765)	(2,517,507)
Class I Shares	(15,129,015)	(88,730,836)
Net decrease in net assets from dividends and distributions to shareholders	(16,054,453)	(100,796,916)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	5,157,382	34,402,233
Proceeds from reinvestment of distributions	798,910	9,286,917
Shares redeemed	(10,784,961)	(38,161,798)
Total from Class A Shares	(4,828,669)	5,527,352
Class C Shares
Proceeds from shares sold	981,841	6,816,942
Proceeds from reinvestment of distributions	92,450	2,388,732
Shares redeemed	(1,553,050)	(3,668,971)
Total from Class C Shares	(478,759)	5,536,703
Class I Shares
Proceeds from shares sold	378,217,108	703,679,347
Proceeds from reinvestment of distributions	13,897,692	85,541,786
Shares redeemed	(260,544,438)	(473,269,758)
Total from Class I Shares	131,570,362	315,951,375
Net increase/(decrease) in net assets from capital share transactions	126,262,934	327,015,430
Total increase/(decrease) in net assets	103,115,482	227,158,099

The accompanying notes are an integral part of the consolidated financial statements.
14

Campbell Systematic Macro Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Period Ended February 29, 2024 (Unaudited)	For the Year Ended August 31, 2023
Net Assets:
Beginning of period	$863,432,217	$636,274,118
End of period	$966,547,699	$863,432,217

SHARE TRANSACTIONS:
Class A Shares
Shares sold	562,244	3,439,596
Shares reinvested	87,312	979,633
Shares redeemed	(1,171,883)	(3,977,081)
Total from Class A Shares	(522,327)	442,148
Class C Shares
Shares sold	113,671	704,756
Shares reinvested	10,775	269,001
Shares redeemed	(181,607)	(401,028)
Total from Class C Shares	(57,161)	572,729
Class I Shares
Shares sold	40,274,987	70,564,733
Shares reinvested	1,500,829	8,901,331
Shares redeemed	(28,169,340)	(48,628,923)
Total from Class I Shares	13,606,476	30,837,141
Net increase/(decrease) in shares outstanding	13,026,988	31,852,018

The accompanying notes are an integral part of the consolidated financial statements.
15

Campbell Systematic Macro Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A
	For the Period Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019	For the Year Ended Sept. 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$9.37		$10.65	$8.76	$7.55	$9.81		$9.49	$9.36
Net investment income/(loss)(3)	0.13		0.16	(0.11)	(0.16)	(0.07)		— (4)	(0.03)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (5)	(0.18)		(0.05)	2.57	1.37	(0.76)		1.45	0.16
Net increase/(decrease) in net assets resulting from operations	(0.05)		0.11	2.46	1.21	(0.83)		1.45	0.13
Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.20)	(0.48)	—	(0.79)		(1.13)	—
Net realized capital gain	—		(1.19)	(0.09)	—	(0.64)		—	—
Total dividends and distributions to shareholders	(0.13)		(1.39)	(0.57)	—	(1.43)		(1.13)	—
Net asset value, end of period	$9.19		$9.37	$10.65	$8.76	$7.55		$9.81	$9.49
Total investment return (6)	(0.22	)%(7)	0.93%	30.09%	16.03%	(8.86	)%(7)	17.73%	1.39%

The accompanying notes are an integral part of the consolidated financial statements.
16

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

	Class A
	For the Period Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019	For the Year Ended Sept. 30, 2018
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,828		$61,813	$65,549	$12,613	$10,365		$12,895	$14,744
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (10)	2.00	%(8)	2.00%	2.00%	2.03%	2.15	%(8)	2.12%	1.58%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (9)(11)	2.10	%(8)	2.12%	2.16%	2.36%	2.51	%(8)	2.54%	1.96%
Ratio of net investment income/(loss) to average net assets	2.74	%(8)	1.71%	(1.32)%	(1.93)%	(0.93	)%(8)	(0.03)%	(0.32)%
Portfolio turnover rate (12)	0	%(7)	0%	0%	0%	0	%(7)	15%	122%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)	Less than $0.005 per share.
(5)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(6)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(7)	Not annualized
(8)	Annualized
(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(10) Ratio of net expenses to average net assets excluding interest expense	2.00%	2.00%	2.00%	2.00%	2.12%	2.07%	1.58%
(11) Ratio of gross expenses to average net assets excluding interest expense(9)	2.10%	2.12%	2.16%	2.33%	2.48%	2.49%	1.96%

(12)	Portfolio turnover excludes derivatives and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.
17

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C
	For the Period Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019	For the Year Ended Sept. 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$8.72		$10.02	$8.38	$7.28	$9.51		$9.20	$9.15
Net investment income/(loss)(3)	0.09		0.09	(0.20)	(0.21)	(0.12)		(0.07)	(0.10)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (4)	(0.17)		(0.05)	2.45	1.31	(0.74)		1.42	0.15
Net increase/(decrease) in net assets resulting from operations	(0.08)		0.04	2.25	1.10	(0.86)		1.35	0.05
Dividends and distributions to shareholders from:
Net investment income	(0.05)		(0.15)	(0.52)	—	(0.73)		(1.04)	—
Net realized capital gain	—		(1.19)	(0.09)	—	(0.64)		—	—
Total dividends and distributions to shareholders	(0.05)		(1.34)	(0.61)	—	(1.37)		(1.04)	—
Net asset value, end of period	$8.59		$8.72	$10.02	$8.38	$7.28		$9.51	$9.20
Total investment return (5)	(0.62	)%(6)	0.22%	29.13%	15.11%	(9.49	)%(6)	16.88%	0.55%

The accompanying notes are an integral part of the consolidated financial statements.
18

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

	Class C
	For the Period Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019	For the Year Ended Sept. 30, 2018
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,850		$18,610	$15,654	$9,079	$9,087		$13,237	$15,676
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (9)	2.75	%(7)	2.75%	2.75%	2.78%	2.88	%(7)	2.87%	2.35%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (8)(10)	2.85	%(7)	2.87%	2.91%	3.11%	3.27	%(7)	3.29%	2.74%
Ratio of net investment income/(loss) to average net assets	1.99	%(7)	0.96%	(2.07)%	(2.67)%	(1.65	)%(7)	(0.78)%	(1.05)%
Portfolio turnover rate (11)	0	%(6)	0%	0%	0%	0	%(6)	15%	122%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(6)	Not annualized
(7)	Annualized
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(9) Ratio of net expenses to average net assets excluding interest expense	2.75%	2.75%	2.75%	2.75%	2.85%	2.82%	2.35%
(10) Ratio of gross expenses to average net assets excluding interest expense(8)	2.85%	2.87%	2.91%	3.08%	3.24%	3.24%	2.74%

(11)	Portfolio turnover excludes derivatives and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.
19

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I
	For the Period Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019	For the Year Ended Sept. 30, 2018
Per Share Operating Performance
Net asset value, beginning of period	$9.51		$10.77	$8.90	$7.65	$9.93		$9.59	$9.44
Net investment income/(loss)(3)	0.14		0.20	(0.09)	(0.14)	(0.07)		0.02	(0.01)
Net realized and unrealized gain/(loss) on investments, futures, forward currency and swap contracts (4)	(0.19)		(0.05)	2.59	1.39	(0.77)		1.48	0.16
Net increase/(decrease) in net assets resulting from operations	(0.05)		0.15	2.50	1.25	(0.84)		1.50	0.15
Dividends and distributions to shareholders from:
Net investment income	(0.16)		(0.22)	(0.54)	—	(0.80)		(1.16)	—
Net realized capital gain	—		(1.19)	(0.09)	—	(0.64)		—	—
Total dividends and distributions to shareholders	(0.16)		(1.41)	(0.63)	—	(1.44)		(1.16)	—
Net asset value, end of period	$9.30		$9.51	$10.77	$8.90	$7.65		$9.93	$9.59
Total investment return (5)	(0.06	)%(6)	1.25%	30.35%	16.34%	(8.75	)%(6)	18.17%	1.59%

The accompanying notes are an integral part of the consolidated financial statements.
20

Campbell Systematic Macro Fund

Consolidated Financial Highlights (Concluded)

	Class I
	For the Period Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Period Ended August 31, 2020(1)(2)		For the Year Ended Sept. 30, 2019	For the Year Ended Sept. 30, 2018
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$892,869		$783,009	$555,072	$119,324	$115,431		$51,067	$89,456
Ratio of expenses to average net assets with waivers and reimbursements and/or recoupments (9)	1.75	%(7)	1.75%	1.75%	1.78%	1.88	%(7)	1.84%	1.30%
Ratio of expenses to average net assets without waivers and reimbursements and/or recoupments (8)(10)	1.85	%(7)	1.87%	1.91%	2.11%	2.24	%(7)	2.28%	1.64%
Ratio of net investment income/(loss) to average net assets	2.99	%(7)	1.96%	(1.07)%	(1.68)%	(0.91	)%(7)	0.23%	(0.10)%
Portfolio turnover rate (11)	0	%(6)	0%	0%	0%	0	%(6)	15%	122%

(1)

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company. The period ended is from October 1, 2019 to August 31, 2020.

(2)

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

(3)	Calculated based on average shares outstanding for the period.
(4)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(5)

Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Had the Adviser not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(6)	Not annualized
(7)	Annualized
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(9) Ratio of net expenses to average net assets excluding interest expense	1.75%	1.75%	1.75%	1.75%	1.85%	1.80%	1.30%
(10) Ratio of gross expenses to average net assets excluding interest expense(8)	1.85%	1.87%	1.91%	2.08%	2.21%	2.24%	1.64%

(11)	Portfolio turnover excludes derivatives and is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the consolidated financial statements.
21

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements

February 29, 2024 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the Campbell Systematic Macro Fund (the “Fund”), which commenced investment operations on March 4, 2013. The Fund currently offers Class A, Class C and Class I shares. Class A and Class I shares commenced operations on March 4, 2013. Class C commenced operations on February 11, 2014.

Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Prior to February 16, 2021, Class A shares were offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within twelve months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within twelve months after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Prior to May 29, 2020, the Fund was a diversified series (the “Predecessor Fund”) of Equinox Funds Trust, an open-end management investment company (or mutual fund) organized on June 2, 2010, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund following the close of business on May 29, 2020 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to May 29, 2020 included herein is that of the Predecessor Fund.

The fiscal year end of the Predecessor Fund was September 30. The Fund changed its fiscal year end to August 31 to reflect the fiscal year end of the other series of the Company.

The Company has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective is to seek capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 29, 2024, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 29, 2024 (the “current fiscal period”).

CONSOLIDATION OF SUBSIDIARY — The Campbell Systematic Macro Program is achieved by the Fund investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $41,196,157, which represented 4.26% of the Fund’s net assets.

22

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
U.S. Treasury Bills	$710,811,661	$—	$—	$710,811,661

Other Financial Instruments*:
Commodity Contracts
Futures Contracts	$14,112,959	—	—	$14,112,959
Equity Contracts
Futures Contracts	10,465,992	—	—	10,465,992
Interest Rate Contracts
Futures Contracts	2,777,542	—	—	2,777,542
Foreign Exchange Contracts
Forward Foreign Currency Contracts	—	99,367,760	—	99,367,760
Total Assets	$738,168,154	$99,367,760	$—	$837,535,914

23

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Commodity Contracts
Futures Contracts	$(13,856,140)	—	—	$(13,856,140)
Equity Contracts
Futures Contracts	(1,142,195)	—	—	(1,142,195)
Interest Rate Contracts
Futures Contracts	(2,888,944)	—	—	(2,888,944)
Foreign Exchange Contracts
Forward Foreign Currency Contracts	—	(106,884,219)	—	(106,884,219)
Total Liabilities	$(17,887,279)	$(106,884,219)	$—	$(124,771,498)

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 29, 2024.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

24

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

The following table lists the fair values of the Fund’s derivative holdings as of the end of the current fiscal period, grouped by contract type and risk exposure category.

Derivative Type	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$14,112,959	$10,465,992	$2,777,542	$—	$27,356,493
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	—	99,367,760	99,367,760
Total Value - Assets		$14,112,959	$10,465,992	$2,777,542	$99,367,760	$126,724,253

Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(13,856,140)	$(1,142,195)	$(2,888,944)	$—	$(17,887,279)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	—	(106,884,219)	(106,884,219)
Total Value - Liabilities		$(13,856,140)	$(1,142,195)	$(2,888,944)	$(106,884,219)	$(124,771,498)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Realized Gain (Loss)
Futures Contracts	Net realized gain/(loss) from futures contracts	$(22,995,166)	$36,414,018	$(21,725,722)	$—	$(8,306,870)
Forward Contracts	Net realized gain/(loss) from forward foreign currency contracts	—	—	—	(20,740,769)	(20,740,769)
Total Realized Gain/(Loss)		$(22,995,166)	$36,414,018	$(21,725,722)	$(20,740,769)	$(29,047,639)

25

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by derivative type and primary risk exposure category by contract type.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	$2,193,310	$9,276,776	$4,895,225	$—	$16,365,311
Forward Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts	—	—	—	17,776	17,776
Total Change in Unrealized Appreciation/(Depreciation)		$2,193,310	$9,276,776	$4,895,225	$17,776	$16,383,087

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts- Payable (Value At Trade Date)	Forward Foreign Currency Contracts- Receivable (Value At Trade Date)
$1,830,027,893	$(3,964,229,095)	$(16,638,087,311)	$16,626,455,716

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

26

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$99,367,760	$(99,367,760)	$—	$—	$106,884,219	$(99,367,760)	$(7,516,459)	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

27

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

SEC RULE 18f-4 — Effective August 19, 2022, the U.S. Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual

28

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts —The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

29

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Campbell & Company, L.P. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

Prior to May 29, 2020, Equinox Institutional Asset Management, LP (“Equinox”) served as adviser to the Predecessor Fund and Campbell served as a sub-adviser to the Predecessor Fund. Equinox was entitled to an advisory fee from the Predecessor Fund at the same rate payable to Campbell as Adviser to the Fund. Equinox, not the Predecessor Fund, paid a sub-advisory fee to Campbell.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board. The Adviser may discontinue this arrangement at any time after December 31, 2024.

	Expense Cap
Advisory Fee	Class A	Class C	Class I
1.64%	2.00%	2.75%	1.75%

Prior to May 29, 2020, Equinox and Campbell had contractually agreed to reduce their advisory fees and/or reimburse certain expenses of the Predecessor Fund, to ensure that the Predecessor Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) acquired fund fees and expenses, and (v) brokerage commissions, did not exceed, on an annual basis, 2.14% with respect to Class A shares, 2.89% with respect to Class C shares, and 1.89% with respect to Class I shares of the Predecessor Fund’s average daily net assets.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed by the Adviser were as follows:

Gross Advisory Fees	Waivers and/or Reimbursements	Net Advisory Fees
$7,485,327	$(492,817)	$6,992,510

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2024	August 31, 2025	August 31, 2026	August 31, 2027	Total
$233,686	$392,091	$951,565	$492,817	$2,070,159

30

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Consolidated Statement of Operations.

3. Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases and sales of investment securities (excluding short-term investments and derivative transactions) or long-term U.S. Government securities by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

31

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Continued)

February 29, 2024 (Unaudited)

As of August 31, 2023, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows(a):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$792,314,979	$19,584,658	$(35,001,121)	$(15,416,463)

(a)

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to futures not regulated by Section 1256 of the Internal Revenue Code and timing difference related to taxable income from a wholly owned controlled foreign corporation.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2023, primarily attributable to investments in wholly-owned controlled foreign corporation were reclassified among the following accounts:

Distributable Earnings/(Loss)	PAID-IN CAPITAL
$7,277,275	$(7,277,275)

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Qualified Late-Year Loss Deferral	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)
$2,078,038	$—	$—	$(27,553,221)	$(32,082)	$(28,970,918)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2023 was as follows:

Ordinary Income	Long-Term Gains	Total
$51,700,811	$49,096,105	$100,796,916

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2023. For the fiscal year ended August 31, 2023, the Fund deferred Post October losses of $27,553,221.

32

Campbell Systematic Macro Fund

Notes To Consolidated Financial Statements (Concluded)

February 29, 2024 (Unaudited)

6. New Accounting Pronouncements and Regulatory Updates

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Fund will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Fund will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

33

Campbell Systematic Macro Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling 1-844-261-6488 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

34

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Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

CSMF-SAR24

Semi-Annual Report
February 29, 2024
(Unaudited)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

Each a series of The RBB Fund, Inc.

F/m Investments, LLC d/b/a North Slope Capital, LLC

Letter to Shareholders	1
Performance Data	3
Fund Expense Examples	13
Schedules of Investments	17
Financial Statements	36
Notes to Financial Statements	62
Notice to Shareholders	74

US Benchmark Series

Letter to Shareholders

February 29, 2024 (Unaudited)

F/m Investments LLC d/b/a North Slope Capital, LLC 3050 K Street NW Suite 201 Washington, DC 20007

Dear Shareholder:

It has been more than 18 months since the listing of the first three ETFs (TBIL, UTWO, and UTEN) of the ten US Benchmark series ETFs (listed below, collectively, the “Funds”). Each of the ten Funds has successfully performed through a significant rise in interest rates and a significant rally. Through the ebbs and flows of this cycle, the Funds continue to grow as investors utilize the benefits of precision, liquidity, and flexibility, all represented in the Funds:

●	TBIL – US Treasury 3 Month Bill ETF
●	XBIL – US Treasury 6 Month Bill ETF
●	OBIL – US Treasury 12 Month Bill ETF
●	UTWO – US Treasury 2 Year Note ETF
●	UTRE – US Treasury 3 Year Note ETF
●	UFIV – US Treasury 5 Year Note ETF
●	USVN – US Treasury 7 Year Note ETF
●	UTEN – US Treasury 10 Year Note ETF
●	UTWY – US Treasury 20 Year Bond ETF
●	UTHY – US Treasury 30 Year Bond ETF

From the 3 Month US Treasury that averaged a 5.41% yield to maturity since August 31, 2022 to the 21.44% performance (price and dividends) of UTHY from October 19, 2023 through December 27, 2023 when the 30-Year US Treasury Bond rate rallied from 5.11% to 3.95%, shareholders were able to select and own the point on the US Treasury curve that was appropriate for their portfolios.

That is the power of the point. A single bond, refreshed with each new US Treasury issue, consistently delivers monthly income and principal movement in line with its underlying US Treasury security.

On January 10, 2024, we launched the next step in convenience, flexibility, and functionality, offering the first three ETFs (listed below) in the new US Credit Series. The three ETFs will be joined over time by seven additional ETFs, each designed to align with their counterpart US Benchmark Series ETF, providing access to the specific point on the US Credit curve.

●	ZTWO – F/m 2-Year Investment Grade Corporate Bond ETF
●	ZTRE – F/m 3-Year Investment Grade Corporate Bond ETF
●	ZTEN – F/m 10-Year Investment Grade Corporate Bond ETF

We continue to be excited by the many applications investors are finding for our funds. Adding the US Credit Series, investors are combining the different funds in even more ways to balance income with potential total return or capital preservation, manage interest rate risk, and create portfolios that are easy to implement, quick to adjust, and liquid to buy and sell.

1

US Benchmark Series

Letter to Shareholders (Concluded)

February 29, 2024 (Unaudited)

As the Fed and the markets watch the economic indicators for clues on the “Landing,” we expect volatile markets. Higher rates seem to be taking hold, restricting economic growth. However, inflation is proving difficult to completely roll back to 2%. This may cause rates to stay high or go higher, perhaps for an extended period.

While this may be confounding those expecting lower rates, many investors are enjoying the higher returns and lower volatility brought on by this current period of the rate cycle.

Be well. Do good work. Keep in touch.

Alexander Morris	Peter Baden	Marcin Zdunek

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a current prospectus.

Investments involve risk. Principal loss is possible. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices higher or lower than the Fund shares’ net asset value. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise.

Investors should consider the investment objectives, charges and expenses carefully before investing. For a prospectus or other information, please visit www.fminvest.com or call 1-800-617-0004. Please read a fund’s prospectus or summary prospectus carefully before investing.

2

US Treasury 3 Month Bill ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2024
	SIX MONTHS†	One Year	Since Inception	Inception Date
US Treasury 3 Month Bill ETF (at NAV)	2.63%	5.25%	4.66%	8/8/2022
US Treasury 3 Month Bill ETF (at Market Price)	2.58%	5.24%	4.68%	8/8/2022
ICE BofA US 3-Month Treasury Bill Index*	2.70%	5.25%	4.58%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.ustreasuryetfs.com. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE BofA US 3-Month Treasury Bill Index is a single security index comprised of the most recently issued 3 Month Treasury bill .

3

US Treasury 6 Month Bill ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2024
	SIX MONTHS†	Since Inception	Inception Date
US Treasury 6 Month Bill ETF (at NAV)	2.64%	5.05%	3/6/2023
US Treasury 6 Month Bill ETF (at Market Price)	2.59%	5.08%	3/6/2023
ICE BofA US 6-Month Treasury Bill Index*	2.75%	5.25%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.ustreasuryetfs.com. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE BofA US 6-Month Treasury Bill Index is a single security index comprised of the most recently issued 6-Month Treasury bill .

4

US Treasury 12 Month Bill ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2024
	SIX MONTHS†	One Year	Since Inception	Inception Date
US Treasury 12 Month Bill ETF (at NAV)	2.70%	4.74%	4.46%	11/14/2022
US Treasury 12 Month Bill ETF (at Market Price)	2.70%	4.75%	4.51%	11/14/2022
ICE BofA US 1-Year Treasury Bill Index*	2.71%	4.84%	4.58%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.ustreasuryetfs.com. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE BofA US 1-Year Treasury Bill Index is a single security index comprised of the most recently issued US 12-Month Treasury bill .

5

US Treasury 2 Year Note ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2024
	SIX MONTHS†	One Year	Since Inception	Inception Date
US Treasury 2 Year Note ETF (at NAV)	2.24%	3.63%	1.55%	8/8/2022
US Treasury 2 Year Note ETF (at Market Price)	2.23%	3.63%	1.58%	8/8/2022
ICE BofA Current 2-Year US Treasury Index*	2.25%	3.66%	1.54%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.ustreasuryetfs.com. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE BofA Current 2-Year US Treasury Index is a single security index comprised of the most recently issued 2-year US Treasury note.

6

US Treasury 3 Year Note ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2024
	SIX MONTHS†	Since Inception	Inception Date
US Treasury 3 Year Note ETF (at NAV)	2.09%	1.43%	3/27/2023
US Treasury 3 Year Note ETF (at Market Price)	2.09%	1.46%	3/27/2023
ICE BofA Current 3-Year US Treasury Index*	2.16%	1.50%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.ustreasuryetfs.com. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE BofA Current 3-Year US Treasury Index is a single security index comprised of the most recently issued 3-year US Treasury note.

7

US Treasury 5 Year Note ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2024
	SIX MONTHS†	Since Inception	Inception Date
US Treasury 5 Year Note ETF (at NAV)	1.78%	0.07%	3/27/2023
US Treasury 5 Year Note ETF (at Market Price)	1.76%	0.11%	3/27/2023
ICE BofA Current 5-Year US Treasury Index*	1.85%	0.17%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.ustreasuryetfs.com. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE BofA Current 5-Year US Treasury Index is a single security index comprised of the most recently issued 5-year US Treasury note.

8

US Treasury 7 Year Note ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2024
	SIX MONTHS†	Since Inception	Inception Date
US Treasury 7 Year Note ETF (at NAV)	1.32%	-1.30%	3/27/2023
US Treasury 7 Year Note ETF (at Market Price)	1.34%	-1.23%	3/27/2023
ICE BofA Current 7-Year US Treasury Index*	1.21%	-1.29%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.ustreasuryetfs.com. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE BofA Current 7-Year US Treasury Index* is a single security index comprised of the most recently issued 7-year US Treasury note.

9

US Treasury 10 Year Note ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2024
	SIX MONTHS†	One Year	Since Inception	Inception Date
US Treasury 10 Year Note ETF (at NAV)	0.57%	0.68%	-4.67%	8/8/2022
US Treasury 10 Year Note ETF (at Market Price)	0.58%	0.71%	-4.63%	8/8/2022
ICE BofA Current 10-Year US Treasury Index*	0.58%	0.69%	-4.56%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.ustreasuryetfs.com. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE BofA Current 10-Year US Treasury Index is a single security index comprised of the most recently issued 10-year US Treasury note.

10

US Treasury 20 Year BOND ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2024
	SIX MONTHS†	Since Inception	Inception Date
US Treasury 20 Year Bond ETF (at NAV)	0.04%	-5.06%	3/27/2023
US Treasury 20 Year Bond ETF (at Market Price)	0.01%	-5.03%	3/27/2023
ICE BofA Current 20-Year US Treasury Index*	0.06%	-5.03%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.ustreasuryetfs.com. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE BofA Current 20-Year US Treasury Index is a single security index comprised of the most recently issued 20-year US Treasury note.

11

US Treasury 30 Year BOND ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2024
	SIX MONTHS†	Since Inception	Inception Date
US Treasury 30 Year Bond ETF (at NAV)	-0.78%	-6.90%	3/27/2023
US Treasury 30 Year Bond ETF (at Market Price)	-0.78%	-6.85%	3/27/2023
ICE BofA Current 30-Year US Treasury Index*	-0.91%	-6.98%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.ustreasuryetfs.com. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE BofA Current 30-Year US Treasury Index is a single security index comprised of the most recently issued 30-year US Treasury note.

12

US Benchmark Series

Fund Expense Examples

February 29, 2024 (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other ETFs.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

13

US Benchmark Series

Fund Expense Examples (Continued)

February 29, 2024 (Unaudited)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	ACTUAL SIX MONTH TOTAL INVESTMENT RETURNS FOR THE FUNDS
US Treasury 3 Month Bill ETF
Actual	$1,000.00	$1,026.30	$0.76	0.15%	2.63%
Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.75	0.15%	N/A
US Treasury 6 Month Bill ETF
Actual	$1,000.00	$1,026.40	$0.76	0.15%	2.64%
Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.75	0.15%	N/A
US Treasury 12 Month Bill ETF
Actual	$1,000.00	$1,027.00	$0.76	0.15%	2.70%
Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.75	0.15%	N/A
US Treasury 2 Year Note ETF
Actual	$1,000.00	$1,022.40	$0.75	0.15%	2.24%
Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.75	0.15%	N/A
US Treasury 3 Year Note ETF
Actual	$1,000.00	$1,020.90	$0.75	0.15%	2.09%
Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.75	0.15%	N/A
US Treasury 5 Year Note ETF
Actual	$1,000.00	$1,017.80	$0.75	0.15%	1.78%
Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.75	0.15%	N/A
US Treasury 7 Year Note ETF
Actual	$1,000.00	$1,013.20	$0.75	0.15%	1.32%
Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.75	0.15%	N/A
US Treasury 10 Year Note ETF
Actual	$1,000.00	$1,005.70	$0.75	0.15%	0.57%
Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.75	0.15%	N/A
US Treasury 20 Year Bond ETF
Actual	$1,000.00	$1,000.40	$0.75	0.15%	0.04%
Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.75	0.15%	N/A

14

US Benchmark Series

Fund Expense Examples (Concluded)

February 29, 2024 (Unaudited)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	ACTUAL SIX MONTH TOTAL INVESTMENT RETURNS FOR THE FUNDS
US Treasury 30 Year Bond ETF
Actual	$1,000.00	$992.20	$0.74	0.15%	-0.78%
Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.75	0.15%	N/A

*

Expenses are equal to each Fund’s annualized expense ratio for the period September 1, 2023 through February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. Each Fund’s ending account value in the first section in the table is based on the actual six-month total investment return for the Fund.

15

US Treasury 3 Month Bill ETF

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	VALUE

SHORT-TERM INVESTMENTS
U.S. Treasury Obligations	100.0%	$2,974,244,232
Money Market Deposit Accounts	0.0	32,347
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(320,130)
NET ASSETS	100.0%	$2,973,956,449

The accompanying notes are an integral part of these financial statements.

16

US Treasury 3 Month Bill ETF

Schedule of Investments

February 29, 2024 (UNAUDITED)

SHORT-TERM INVESTMENTS — 100.0%	Par	Value

U.S. Treasury Bills — 100.0%
5.26%, 03/05/2024(a)	12,855,000	$12,847,472
5.31%, 05/30/2024(a)	3,000,649,000	2,961,396,760
TOTAL SHORT-TERM INVESTMENTS (Cost $2,974,222,558)		2,974,244,232

TOTAL INVESTMENTS — 100.0% (Cost $2,974,222,558)		$2,974,244,232
Money Market Deposit Account — 0.0%(b)(c)		32,347
Liabilities in Excess of Other Assets — 0.0%(c)		(320,130)
TOTAL NET ASSETS — 100.0%		$2,973,956,449

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

17

US Treasury 6 Month Bill ETF

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	VALUE

SHORT-TERM INVESTMENTS
U.S. Treasury Obligations	100.0%	$507,082,010
Money Market Deposit Accounts	0.0	5,555
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(60,088)
NET ASSETS	100.0%	$507,027,477

The accompanying notes are an integral part of these financial statements.

18

US Treasury 6 Month Bill ETF

Schedule of Investments

February 29, 2024 (UNAUDITED)

SHORT-TERM INVESTMENTS — 100.0%	Par	Value

U.S. Treasury Bills — 100.0%
5.26%, 03/05/2024(a)	2,075,000	$2,073,785
5.23%, 08/29/2024(a)	518,325,000	505,008,225
TOTAL SHORT-TERM INVESTMENTS (Cost $507,108,332)		507,082,010

TOTAL INVESTMENTS — 100.0% (Cost $507,108,332)		$507,082,010
Money Market Deposit Account — 0.0%(b)(c)		5,555
Liabilities in Excess of Other Assets — 0.0%(c)		(60,088)
TOTAL NET ASSETS — 100.0%		$507,027,477

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

19

US Treasury 12 Month Bill ETF

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	VALUE

SHORT-TERM INVESTMENTS
U.S. Treasury Obligations	100.0%	$237,872,128
Money Market Deposit Accounts	0.0	3,346
LIABILITIES IN EXCESS OF OTHER ASSETS	0.0	(28,245)
NET ASSETS	100.0%	$237,847,229

The accompanying notes are an integral part of these financial statements.

20

US Treasury 12 Month Bill ETF

Schedule of Investments

February 29, 2024 (UNAUDITED)

SHORT-TERM INVESTMENTS — 100.0%	Par	Value

U.S. Treasury Bills — 100.0%
5.26%, 03/05/2024(a)	1,000,000	$999,414
4.97%, 02/20/2025(a)	248,557,000	236,872,714
TOTAL SHORT-TERM INVESTMENTS (Cost $237,932,860)		237,872,128

TOTAL INVESTMENTS — 100.0% (Cost $237,932,860)		$237,872,128
Money Market Deposit Account — 0.0%(b)(c)		3,346
Liabilities in Excess of Other Assets — 0.0%(c)		(28,245)
TOTAL NET ASSETS — 100.0%		$237,847,229

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

21

US Treasury 2 Year Note ETF

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	VALUE

U.S. GOVERNMENT NOTES/BONDS
U.S. Treasury Obligations	99.7%	$356,590,141
SHORT-TERM INVESTMENTS
U.S. Treasury Obligations	0.3	1,234,277
Money Market Deposit Accounts	0.0	39,946
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	2,995
NET ASSETS	100.0%	$357,867,359

The accompanying notes are an integral part of these financial statements.

22

US Treasury 2 Year Note ETF

Schedule of Investments

February 29, 2024 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — 99.7%	Par	Value

United States Treasury Note/Bond, 4.63%, 02/28/2026	356,618,000	$356,590,141
TOTAL U.S. TREASURY OBLIGATIONS (Cost $356,427,434)		356,590,141

SHORT-TERM INVESTMENTS — 0.3%

U.S. Treasury Bills — 0.3%
5.26%, 03/05/2024(a)	1,235,000	$1,234,277
TOTAL SHORT-TERM INVESTMENTS (Cost $1,234,279)		1,234,277

TOTAL INVESTMENTS — 100.0% (Cost $357,661,713)		$357,824,418
Money Market Deposit Account — 0.0%(b)(c)		39,946
Other Assets in Excess of Liabilities — 0.0%(c)		2,995
TOTAL NET ASSETS — 100.0%		$357,867,359

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

23

US Treasury 3 Year Note ETF

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	VALUE

U.S. GOVERNMENT NOTES/BONDS
U.S. Treasury Obligations	99.8%	$6,353,451
SHORT-TERM INVESTMENTS
Money Market Deposit Accounts	0.0	2,412
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	10,140
NET ASSETS	100.0%	$6,366,003

The accompanying notes are an integral part of these financial statements.

24

US Treasury 3 Year Note ETF

Schedule of Investments

February 29, 2024 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — 99.8%	Par	Value

United States Treasury Note/Bond, 4.13%, 02/15/2027	6,406,000	$6,353,451
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,359,036)		6,353,451

TOTAL INVESTMENTS — 99.8% (Cost $6,359,036)		$6,353,451
Money Market Deposit Account — 0.0%(a)(b)		2,412
Other Assets in Excess of Liabilities — 0.2%		10,140
TOTAL NET ASSETS — 100.0%		$6,366,003

Percentages are stated as a percent of net assets.

(a)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

25

US Treasury 5 Year Note ETF

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	VALUE

U.S. GOVERNMENT NOTES/BONDS
U.S. Treasury Obligations	99.7%	$17,847,789
SHORT-TERM INVESTMENTS
U.S. Treasury Obligations	0.3	60,964
Money Market Deposit Accounts	0.0	2,275
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	28
NET ASSETS	100.0%	$17,911,056

The accompanying notes are an integral part of these financial statements.

26

US Treasury 5 Year Note ETF

Schedule of Investments

February 29, 2024 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — 99.7%	Par	Value

United States Treasury Note/Bond, 4.25%, 02/28/2029	17,845,000	$17,847,789
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,829,888)		17,847,789

SHORT-TERM INVESTMENTS — 0.3%

U.S. Treasury Bills — 0.3%
5.26%, 03/05/2024(a)	61,000	$60,964
TOTAL SHORT-TERM INVESTMENTS (Cost $60,964)		60,964

TOTAL INVESTMENTS — 100.0% (Cost $17,890,852)		$17,908,753
Money Market Deposit Account — 0.0%(b)(c)		2,275
Other Assets in Excess of Liabilities — 0.0%(c)		28
TOTAL NET ASSETS — 100.0%		$17,911,056

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

27

US Treasury 7 Year Note ETF

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	VALUE

U.S. GOVERNMENT NOTES/BONDS
U.S. Treasury Obligations	99.7%	$5,235,448
SHORT-TERM INVESTMENTS
U.S. Treasury Obligations	0.3	17,989
Money Market Deposit Accounts	0.0	1,369
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	2
NET ASSETS	100.0%	$5,254,808

The accompanying notes are an integral part of these financial statements.

28

US Treasury 7 Year Note ETF

Schedule of Investments

February 29, 2024 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — 99.7%	Par	Value

United States Treasury Note/Bond, 4.25%, 02/28/2031	5,242,000	$5,235,448
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,229,780)		5,235,448

SHORT-TERM INVESTMENTS — 0.3%

U.S. Treasury Bills — 0.3%
5.26%, 03/05/2024(a)	18,000	$17,989
TOTAL SHORT-TERM INVESTMENTS (Cost $17,989)		17,989

TOTAL INVESTMENTS — 100.0% (Cost $5,247,769)		$5,253,437
Money Market Deposit Account — 0.0%(b)(c)		1,369
Other Assets in Excess of Liabilities — 0.0%(c)		2
TOTAL NET ASSETS — 100.0%		$5,254,808

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

29

US Treasury 10 Year Note ETF

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	VALUE

U.S. GOVERNMENT NOTES/BONDS
U.S. Treasury Obligations	99.5%	$101,316,738
SHORT-TERM INVESTMENTS
U.S. Treasury Obligations	0.3	349,795
Money Market Deposit Accounts	0.0	21,706
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	158,899
NET ASSETS	100.0%	$101,847,138

The accompanying notes are an integral part of these financial statements.

30

US Treasury 10 Year Note ETF

Schedule of Investments

February 29, 2024 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — 99.5%	Par	Value

United States Treasury Note/Bond, 4.00%, 02/15/2034	103,335,000	$101,316,738
TOTAL U.S. TREASURY OBLIGATIONS (Cost $101,130,912)		101,316,738

SHORT-TERM INVESTMENTS — 0.3%

U.S. Treasury Bills — 0.3%
5.25%, 03/05/2024(a)	350,000	$349,795
TOTAL SHORT-TERM INVESTMENTS (Cost $349,796)		349,795

TOTAL INVESTMENTS — 99.8% (Cost $101,480,708)		$101,666,533
Money Market Deposit Account — 0.0%(b)(c)		21,706
Other Assets in Excess of Liabilities — 0.2%		158,899
TOTAL NET ASSETS — 100.0%		$101,847,138

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

31

US Treasury 20 Year Bond ETF

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	VALUE

U.S. GOVERNMENT NOTES/BONDS
U.S. Treasury Obligations	99.4%	$11,865,291
SHORT-TERM INVESTMENTS
U.S. Treasury Obligations	0.4	45,973
Money Market Deposit Accounts	0.0	958
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	20,592
NET ASSETS	100.0%	$11,932,814

The accompanying notes are an integral part of these financial statements.

32

US Treasury 20 Year Bond ETF

Schedule of Investments

February 29, 2024 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — 99.4%	Par	Value

United States Treasury Note/Bond, 4.50%, 02/15/2044	11,869,000	$11,865,291
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,817,221)		11,865,291

SHORT-TERM INVESTMENTS — 0.4%

U.S. Treasury Bills — 0.4%
5.26%, 03/05/2024(a)	46,000	$45,973
TOTAL SHORT-TERM INVESTMENTS (Cost $45,973)		45,973

TOTAL INVESTMENTS — 99.8% (Cost $11,863,194)		$11,911,264
Money Market Deposit Account — 0.0%(b)(c)		958
Other Assets in Excess of Liabilities — 0.2%		20,592
TOTAL NET ASSETS — 100.0%		$11,932,814

Percentages are stated as a percent of net assets.

(a)	The rate shown is the effective yield.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

33

US Treasury 30 Year Bond ETF

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	VALUE

U.S. GOVERNMENT NOTES/BONDS
U.S. Treasury Obligations	99.8%	$12,142,969
SHORT-TERM INVESTMENTS
Money Market Deposit Accounts	0.0	2,238
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	20,238
NET ASSETS	100.0%	$12,165,445

The accompanying notes are an integral part of these financial statements.

34

US Treasury 30 Year Bond ETF

Schedule of Investments

February 29, 2024 (UNAUDITED)

U.S. TREASURY OBLIGATIONS — 99.8%	Par	Value

United States Treasury Note/Bond, 4.25%, 02/15/2054	12,375,000	$12,142,969
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,984,569)		12,142,969

TOTAL INVESTMENTS — 99.8% (Cost $11,984,569)		$12,142,969
Money Market Deposit Account — 0.0%(a)(b)		2,238
Other Assets in Excess of Liabilities — 0.2%		20,238
TOTAL NET ASSETS — 100.0%		$12,165,445

Percentages are stated as a percent of net assets.

(a)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

35

US Benchmark Series

Statements of Assets and Liabilities

February 29, 2024 (UNAUDITED)

	US Treasury 3 Month Bill ETF	US Treasury 6 Month Bill ETF	US Treasury 12 Month Bill ETF	US Treasury 2 Year Note ETF
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $—, $—, $—, and $356,427,434, respectively)	$—	$—	$—	$356,590,141
Short-term investments, at value (cost $2,974,222,558, $507,108,332, $237,932,860, and $1,234,279, respectively)	2,974,244,231	507,082,010	237,872,128	1,234,278
Cash equivalents	32,347	5,555	3,346	39,946
Receivables for:
Capital shares sold	8,505,593	—	—	—
Interest	4,808	374	76	45,855
Prepaid expenses and other assets	—	—	—	—
Total assets	2,982,786,979	507,087,939	237,875,550	357,910,220

LIABILITIES
Payables for:
Investments purchased	8,489,475	—	—	—
Advisory fees	341,055	60,462	28,321	42,861
Total liabilities	8,830,530	60,462	28,321	42,861
Net assets	$2,973,956,449	$507,027,477	$237,847,229	$357,867,359

NET ASSETS CONSIST OF:
Par value	$59,440	$10,120	$4,760	$7,440
Paid-in capital	2,967,601,164	506,305,833	238,124,295	367,672,883
Total distributable earnings/(losses)	6,295,845	711,524	837,100	(9,812,964)
Net assets	$2,973,956,449	$507,027,477	$237,847,229	$357,867,359

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	59,440,000	10,120,000	4,760,000	7,440,000
Net asset value and redemption price per share	$50.03	$50.10	$49.97	$48.10

The accompanying notes are an integral part of these financial statements.

36

US Benchmark Series

Statements of Assets and Liabilities (CONTINUED)

February 29, 2024 (UNAUDITED)

	US Treasury 3 Year Note ETF	US Treasury 5 Year Note ETF	US Treasury 7 Year Note ETF	US Treasury 10 Year Note ETF
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $6,359,036, $17,829,888, $5,229,780, and $101,130,912, respectively)	$6,353,451	$17,847,789	$5,235,448	$101,316,738
Short-term investments, at value (cost $—, $60,964, $17,989, and $349,796, respectively)	—	60,965	17,990	349,796
Cash equivalents	2,412	2,275	1,369	21,706
Receivables for:
Capital shares sold	—	—	—	—
Interest	10,898	2,096	628	170,434
Prepaid expenses and other assets	—	—	—	—
Total assets	2,412	63,242	19,360	371,505

LIABILITIES
Payables for:
Investments purchased	—	—	—	—
Advisory fees	758	2,069	627	11,536
Total liabilities	758	2,069	627	11,536
Net assets	$6,366,003	$17,911,056	$5,254,808	$101,847,138

NET ASSETS CONSIST OF:
Par value	$130	$370	$110	$2,320
Paid-in capital	6,447,511	17,988,171	5,266,270	102,891,764
Total distributable earnings/(losses)	(81,638)	(77,485)	(11,572)	(1,046,946)
Net assets	$6,366,003	$17,911,056	$5,254,808	$101,847,138

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	130,000	370,000	110,000	2,320,000
Net asset value and redemption price per share	$48.97	$48.41	$47.77	$43.90

The accompanying notes are an integral part of these financial statements.

37

US Benchmark Series

Statements of Assets and Liabilities (Concluded)

February 29, 2024 (UNAUDITED)

	US Treasury 20 Year BOND ETF	US Treasury 30 Year BOND ETF
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $11,817,221, $11,984,569, respectively)	$11,865,290	$12,142,969
Short-term investments, at value (cost $45,973, $—, respectively)	45,973	—
Cash equivalents	958	2,238
Receivables for:
Capital shares sold	—	—
Interest	22,017	21,682
Prepaid expenses and other assets	—	—
Total assets	46,931	2,238

LIABILITIES
Payables for:
Investments purchased	—	—
Advisory fees	1,424	1,444
Total liabilities	1,424	1,444
Net assets	$11,932,814	$12,165,445

NET ASSETS CONSIST OF:
Par value	$260	$270
Paid-in capital	10,973,367	12,356,060
Total distributable earnings/(losses)	959,187	(190,884)
Net assets	$11,932,814	$12,165,445

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	260,000	270,000
Net asset value and redemption price per share	$45.90	$45.06

The accompanying notes are an integral part of these financial statements.

38

US Benchmark Series

Statements of Operations

FOR THE Six Months ENDED February 29, 2024 (UNAUDITED)

	US Treasury 3 Month Bill ETF	US Treasury 6 Month Bill ETF	US Treasury 12 Month Bill ETF	US Treasury 2 Year Note ETF
INVESTMENT INCOME
Interest income	$69,484,206	$13,290,653	$4,967,755	$8,074,874
Total investment income	69,484,206	13,290,653	4,967,755	8,074,874

EXPENSES
Advisory fees (Note 3)	1,927,767	373,659	144,588	259,044
Total expenses	1,927,767	373,659	144,588	259,044
Net investment income/(loss)	67,556,439	12,916,994	4,823,167	7,815,830

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(6,445,639,679)	(1,420,870,001)	(251,315,002)	(37,830,828)
Net realized gain from redemption in-kind	6,445,360,879	1,421,044,554	251,618,299	38,004,753
Net change in unrealized appreciation/ (depreciation) on investments	31,554	(46,616)	3,977	(51,388)
Net realized and unrealized gain/(loss)	(247,246)	127,937	307,274	122,537
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,309,193	$13,044,931	$5,130,441	$7,938,367

The accompanying notes are an integral part of these financial statements.

39

US Benchmark Series

Statements of Operations (CONTINUED)

FOR THE Six Months ENDED February 29, 2024 (UNAUDITED)

	US Treasury 3 Year Note ETF	US Treasury 5 Year Note ETF	US Treasury 7 Year Note ETF	US Treasury 10 Year Note ETF
INVESTMENT INCOME
Interest income	$102,206	$199,839	$73,327	$2,004,638
Total investment income	102,206	199,839	73,327	2,004,638

EXPENSES
Advisory fees (Note 3)	3,644	7,128	2,583	69,750
Total expenses	3,644	7,128	2,583	69,750
Net investment income/(loss)	98,562	192,711	70,744	1,934,888

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(18,236,072)	(9,821,884)	(5,297,478)	(49,583,715)
Net realized gain from redemption in-kind	18,200,437	9,776,153	5,325,506	50,971,576
Net change in unrealized appreciation/ (depreciation) on investments	(9,800)	10,787	4,239	(218,867)
Net realized and unrealized gain/(loss)	(45,435)	(34,944)	32,267	1,168,994
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,127	$157,767	$103,011	$3,103,882

The accompanying notes are an integral part of these financial statements.

40

US Benchmark Series

Statements of Operations (Concluded)

FOR THE Six Months ENDED February 29, 2024 (UNAUDITED)

	US Treasury 20 Year Bond ETF	US Treasury 30 Year Bond ETF
INVESTMENT INCOME
Interest income	$165,893	$143,183
Total investment income	165,893	143,183

EXPENSES
Advisory fees (Note 3)	5,587	4,876
Total expenses	5,587	4,876
Net investment income/(loss)	160,306	138,307

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(40,062,599)	(128,561)
Net realized gain from redemption in-kind	41,085,356	—
Net change in unrealized appreciation/ (depreciation) on investments	42,225	119,707
Net realized and unrealized gain/(loss)	1,064,982	(8,854)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,225,288	$129,453

The accompanying notes are an integral part of these financial statements.

41

US Treasury 3 Month Bill ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$67,556,439	$28,135,880
Net realized gain/(loss) from investments	(278,800)	(193,513)
Net change in unrealized appreciation/(depreciation) on investments	31,554	(10,665)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	67,309,193	27,931,702

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(64,978,398)	(23,559,224)
Net decrease in net assets from dividends and distributions to shareholders	(64,978,398)	(23,559,224)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,640,647,761	2,413,134,681
Shares redeemed	(6,445,605,416)	(679,767,752)
Net increase/(decrease) in net assets from capital share transactions	1,195,042,345	1,733,366,929
TOTAL INCREASE/(DECREASE) IN NET ASSETS	1,197,373,140	1,737,739,407

NET ASSETS:
Beginning of period	$1,776,583,309	$38,843,902
End of period	$2,973,956,449	$1,776,583,309

SHARE TRANSACTIONS:
Shares sold	153,050,000	48,300,000
Shares redeemed	(129,100,000)	(13,590,000)
Net increase/(decrease) in shares	23,950,000	34,710,000

The accompanying notes are an integral part of these financial statements.

42

US Treasury 6 Month Bill ETF

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE PERIOD ENDED AUGUST 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$12,916,994	$3,466,353
Net realized gain/(loss) from investments	174,553	(273,097)
Net change in unrealized appreciation/(depreciation) on investments	(46,616)	20,294
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,044,931	3,213,550

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(12,819,853)	(2,720,580)
Net decrease in net assets from dividends and distributions to shareholders	(12,819,853)	(2,720,580)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,616,499,233	353,006,880
Shares redeemed	(1,421,015,244)	(42,181,440)
Net increase/(decrease) in net assets from capital share transactions	195,483,989	310,825,440
TOTAL INCREASE/(DECREASE) IN NET ASSETS	195,709,067	311,318,410

NET ASSETS:
Beginning of period	$311,318,410	$—
End of period	$507,027,477	$311,318,410

SHARE TRANSACTIONS:
Shares sold	32,320,000	7,050,000
Shares redeemed	(28,410,000)	(840,000)
Net increase/(decrease) in shares	3,910,000	6,210,000

(1)	Inception date of the Fund was March 6, 2023.

The accompanying notes are an integral part of these financial statements.

43

US Treasury 12 Month Bill ETF

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	For the Period Ended August 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$4,823,167	$2,560,805
Net realized gain/(loss) from investments	303,297	(559,463)
Net change in unrealized appreciation/(depreciation) on investments	3,977	(64,709)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,130,441	1,936,633

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(4,729,600)	(2,206,389)
Net decrease in net assets from dividends and distributions to shareholders	(4,729,600)	(2,206,389)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	362,804,185	208,609,456
Shares redeemed	(251,639,690)	(82,057,807)
Net increase/(decrease) in net assets from capital share transactions	111,164,495	126,551,649
TOTAL INCREASE/(DECREASE) IN NET ASSETS	111,565,336	126,281,893

NET ASSETS:
Beginning of period	$126,281,893	$—
End of period	$237,847,229	$126,281,893

SHARE TRANSACTIONS:
Shares sold	7,270,000	4,160,000
Shares redeemed	(5,040,000)	(1,630,000)
Net increase/(decrease) in shares	2,230,000	2,530,000

(1)	Inception date of the Fund was November 14, 2022.

The accompanying notes are an integral part of these financial statements.

44

US Treasury 2 Year Note ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$7,815,830	$9,978,594
Net realized gain/(loss) from investments	173,925	(6,349,565)
Net change in unrealized appreciation/(depreciation) on investments	(51,388)	219,991
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,938,367	3,849,020

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(8,040,033)	(9,134,861)
Net decrease in net assets from dividends and distributions to shareholders	(8,040,033)	(9,134,861)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	94,568,867	949,817,059
Shares redeemed	(41,942,117)	(657,095,514)
Net increase/(decrease) in net assets from capital share transactions	52,626,750	292,721,545
TOTAL INCREASE/(DECREASE) IN NET ASSETS	52,525,084	287,435,704

NET ASSETS:
Beginning of period	$305,342,275	$17,906,571
End of period	$357,867,359	$305,342,275

SHARE TRANSACTIONS:
Shares sold	1,970,000	19,390,000
Shares redeemed	(870,000)	(13,410,000)
Net increase/(decrease) in shares	1,100,000	5,980,000

The accompanying notes are an integral part of these financial statements.

45

US Treasury 3 Year Note ETF

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	For the Period Ended August 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$98,562	$23,851
Net realized gain/(loss) from investments	(35,635)	(39,008)
Net change in unrealized appreciation/(depreciation) on investments	(9,800)	4,215
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,127	(10,942)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(96,038)	(19,629)
Net decrease in net assets from dividends and distributions to shareholders	(96,038)	(19,629)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	26,172,777	3,006,457
Shares redeemed	(21,234,427)	(1,505,322)
Net increase/(decrease) in net assets from capital share transactions	4,938,350	1,501,135
TOTAL INCREASE/(DECREASE) IN NET ASSETS	4,895,439	1,470,564

NET ASSETS:
Beginning of period	$1,470,564	$—
End of period	$6,366,003	$1,470,564

SHARE TRANSACTIONS:
Shares sold	530,000	60,000
Shares redeemed	(430,000)	(30,000)
Net increase/(decrease) in shares	100,000	30,000

(1)	Inception date of the Fund was March 27, 2023.

The accompanying notes are an integral part of these financial statements.

46

US Treasury 5 Year Note ETF

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	For the Period Ended August 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$192,711	$28,549
Net realized gain/(loss) from investments	(45,731)	(64,395)
Net change in unrealized appreciation/(depreciation) on investments	10,787	7,114
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	157,767	(28,732)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(175,823)	(19,503)
Net decrease in net assets from dividends and distributions to shareholders	(175,823)	(19,503)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,374,370	5,428,657
Shares redeemed	(9,817,120)	(1,008,560)
Net increase/(decrease) in net assets from capital share transactions	13,557,250	4,420,097
TOTAL INCREASE/(DECREASE) IN NET ASSETS	13,539,194	4,371,862

NET ASSETS:
Beginning of period	$4,371,862	$—
End of period	$17,911,056	$4,371,862

SHARE TRANSACTIONS:
Shares sold	480,000	110,000
Shares redeemed	(200,000)	(20,000)
Net increase/(decrease) in shares	280,000	90,000

(1)	Inception date of the Fund was March 27, 2023.

The accompanying notes are an integral part of these financial statements.

47

US Treasury 7 Year Note ETF

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	For the Period Ended August 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$70,744	$15,045
Net realized gain/(loss) from investments	28,028	(47,170)
Net change in unrealized appreciation/(depreciation) on investments	4,239	1,429
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	103,011	(30,696)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(60,119)	(11,541)
Net decrease in net assets from dividends and distributions to shareholders	(60,119)	(11,541)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,592,715	2,014,762
Shares redeemed	(5,343,614)	(1,009,710)
Net increase/(decrease) in net assets from capital share transactions	4,249,101	1,005,052
TOTAL INCREASE/(DECREASE) IN NET ASSETS	4,291,993	962,815

NET ASSETS:
Beginning of period	$962,815	$—
End of period	$5,254,808	$962,815

SHARE TRANSACTIONS:
Shares sold	200,000	40,000
Shares redeemed	(110,000)	(20,000)
Net increase/(decrease) in shares	90,000	20,000

(1)	Inception date of the Fund was March 27, 2023.

The accompanying notes are an integral part of these financial statements.

48

US Treasury 10 Year Note ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$1,934,888	$753,933
Net realized gain/(loss) from investments	1,387,861	(3,708,055)
Net change in unrealized appreciation/(depreciation) on investments	(218,867)	906,748
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,103,882	(2,047,374)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,760,623)	(679,725)
Net decrease in net assets from dividends and distributions to shareholders	(1,760,623)	(679,725)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	98,341,818	82,290,461
Shares redeemed	(53,931,483)	(43,803,707)
Net increase/(decrease) in net assets from capital share transactions	44,410,335	38,486,754
TOTAL INCREASE/(DECREASE) IN NET ASSETS	45,753,594	35,759,655

NET ASSETS:
Beginning of period	$56,093,544	$20,333,889
End of period	$101,847,138	$56,093,544

SHARE TRANSACTIONS:
Shares sold	2,280,000	1,790,000
Shares redeemed	(1,220,000)	(950,000)
Net increase/(decrease) in shares	1,060,000	840,000

The accompanying notes are an integral part of these financial statements.

49

US Treasury 20 Year Bond ETF

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	For the Period Ended August 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$160,306	$20,666
Net realized gain/(loss) from investments	1,022,757	(110,655)
Net change in unrealized appreciation/(depreciation) on investments	42,225	5,844
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,225,288	(84,145)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(166,779)	(15,177)
Net decrease in net assets from dividends and distributions to shareholders	(166,779)	(15,177)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,272,165	1,973,766
Shares redeemed	(41,272,304)	—
Net increase/(decrease) in net assets from capital share transactions	8,999,861	1,973,766
TOTAL INCREASE/(DECREASE) IN NET ASSETS	10,058,370	1,874,444

NET ASSETS:
Beginning of period	$1,874,444	$—
End of period	$11,932,814	$1,874,444

SHARE TRANSACTIONS:
Shares sold	1,110,000	40,000
Shares redeemed	(890,000)	—
Net increase/(decrease) in shares	220,000	40,000

(1)	Inception date of the Fund was March 27, 2023.

The accompanying notes are an integral part of these financial statements.

50

US Treasury 30 Year Bond ETF

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	For the Period Ended August 31, 2023(1)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$138,307	$35,783
Net realized gain/(loss) from investments	(128,561)	(241,154)
Net change in unrealized appreciation/(depreciation) on investments	119,707	38,693
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	129,453	(166,678)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(123,705)	(29,955)
Net decrease in net assets from dividends and distributions to shareholders	(123,705)	(29,955)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,377,630	2,978,700
Shares redeemed	—	—
Net increase/(decrease) in net assets from capital share transactions	9,377,630	2,978,700
TOTAL INCREASE/(DECREASE) IN NET ASSETS	9,383,378	2,782,067

NET ASSETS:
Beginning of period	$2,782,067	$—
End of period	$12,165,445	$2,782,067

SHARE TRANSACTIONS:
Shares sold	210,000	60,000
Shares redeemed	—	—
Net increase/(decrease) in shares	210,000	60,000

(1)	Inception date of the Fund was March 27, 2023.

The accompanying notes are an integral part of these financial statements.

51

US Treasury 3 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX Months ENDED February 29, 2024		FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	(unaudited)		2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.06		$49.80	$49.75
Net investment income/(loss)(2)	1.31		2.49	0.09
Net realized and unrealized gain/(loss) from investments	(0.02)		(0.29)	(0.04)
Net increase/(decrease) in net assets resulting from operations	1.29		2.20	0.05
Dividends and distributions to shareholders from:
Net investment income	(1.32)		(1.94)	—
Total dividends and distributions to shareholders	(1.32)		(1.94)	—
Net asset value, end of period	$50.03		$50.06	$49.80
Market value, end of period	$50.05		$50.10	$49.81
Total investment return/(loss) on net asset value(3)	2.63	%(5)	4.50%	0.10	%(5)
Total investment return/(loss) on market price(4)	2.58	%(5)	4.56%	0.12	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$2,973,956		$1,776,583	$38,844
Ratio of expenses to average net assets	0.15	%(6)	0.15%	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	5.24	%(6)	4.98%	2.61	%(6)
Portfolio turnover rate	0	%(5)	0%	0	%(5)

(1)	Inception date of the Fund was August 8, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

52

US Treasury 6 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX Months ENDED February 29, 2024		FOR THE PERIOD ENDED AUGUST 31,
	(unaudited)		2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.13		$50.00
Net investment income/(loss)(2)	1.29		1.28
Net realized and unrealized gain/(loss) from investments	0.02		(0.12)
Net increase/(decrease) in net assets resulting from operations	1.31		1.16
Dividends and distributions to shareholders from:
Net investment income	(1.34)		(1.03)
Total dividends and distributions to shareholders	(1.34)		(1.03)
Net asset value, end of period	$50.10		$50.13
Market value, end of period	$50.12		$50.17
Total investment return/(loss) on net asset value(3)	2.64	%(5)	2.35	%(5)
Total investment return/(loss) on market price(4)	2.59	%(5)	2.42	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$507,027		$311,318
Ratio of expenses to average net assets	0.15	%(6)	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	5.17	%(6)	5.26	%(6)
Portfolio turnover rate	0	%(5)	0	%(5)

(1)	Inception date of the Fund was March 6, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

53

US Treasury 12 Month Bill ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX Months ENDED February 29, 2024		FOR THE Period ENDED AUGUST 31,
	(unaudited)		2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$49.91		$50.07
Net investment income/(loss)(2)	1.24		1.96
Net realized and unrealized gain/(loss) from investments	21.22		(0.48)
Net increase/(decrease) in net assets resulting from operations	22.46		1.48
Dividends and distributions to shareholders from:
Net investment income	(1.28)		(1.64)
Total dividends and distributions to shareholders	(1.28)		(1.64)
Net asset value, end of period	$49.97		$49.91
Market value, end of period	$50.00		$49.94
Total investment return/(loss) on net asset value(3)	2.70	%(5)	3.01	%(5)
Total investment return/(loss) on market price(4)	2.70	%(5)	3.08	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$237,847		$126,282
Ratio of expenses to average net assets	0.15	%(6)	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.99	%(6)	4.93	%(6)
Portfolio turnover rate	0	%(5)	0	%(5)

(1)	Inception date of the Fund was November 14, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

54

US Treasury 2 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX Months ENDED February 29, 2024		FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	(unaudited)		2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$48.16		$49.74	$49.84
Net investment income/(loss)(2)	1.08		2.02	0.11
Net realized and unrealized gain/(loss) from investments	(0.01)		(1.84)	(0.21)
Net increase/(decrease) in net assets resulting from operations	1.07		0.18	(0.10)
Dividends and distributions to shareholders from:
Net investment income	(1.13)		(1.76)	—
Total dividends and distributions to shareholders	(1.13)		(1.76)	—
Net asset value, end of period	$48.10		$48.16	$49.74
Market value, end of period	$48.12		$48.19	$49.74
Total investment return/(loss) on net asset value(3)	2.24	%(5)	0.38%	(0.20	)%(5)
Total investment return/(loss) on market price(4)	2.23	%(5)	0.44%	(0.20	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$357,867		$305,342	$17,907
Ratio of expenses to average net assets	0.15	%(6)	0.15%	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.51	%(6)	4.15%	3.54	%(6)
Portfolio turnover rate	611	%(5)	1048%	100	%(5)

(1)	Inception date of the Fund was August 8, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

55

US Treasury 3 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX Months ENDED February 29, 2024		FOR THE PERIOD ENDED AUGUST 31,
	(unaudited)		2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$49.02		$50.00
Net investment income/(loss)(2)	0.99		0.82
Net realized and unrealized gain/(loss) from investments	0.03		(1.15)
Net increase/(decrease) in net assets resulting from operations	1.02		(0.33)
Dividends and distributions to shareholders from:
Net investment income	(1.07)		(0.65)
Total dividends and distributions to shareholders	(1.07)		(0.65)
Net asset value, end of period	$48.97		$49.02
Market value, end of period	$48.99		$49.04
Total investment return/(loss) on net asset value(3)	2.09	%(5)	(0.66	)%(5)
Total investment return/(loss) on market price(4)	2.09	%(5)	(0.62	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$6,366		$1,471
Ratio of expenses to average net assets	0.15	%(6)	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.05	%(6)	3.86	%(6)
Portfolio turnover rate	354	%(5)	422	%(5)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

56

US Treasury 5 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX Months ENDED February 29, 2024		FOR THE PERIOD ENDED AUGUST 31,
	(unaudited)		2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$48.58		$50.00
Net investment income/(loss)(2)	0.98		0.79
Net realized and unrealized gain/(loss) from investments	(0.13)		(1.63)
Net increase/(decrease) in net assets resulting from operations	0.85		(0.84)
Dividends and distributions to shareholders from:
Net investment income	(1.02)		(0.58)
Total dividends and distributions to shareholders	(1.02)		(0.58)
Net asset value, end of period	$48.41		$48.58
Market value, end of period	$48.43		$48.61
Total investment return/(loss) on net asset value(3)	1.78	%(5)	(1.69	)%(5)
Total investment return/(loss) on market price(4)	1.76	%(5)	(1.62	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$17,911		$4,372
Ratio of expenses to average net assets	0.15	%(6)	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.04	%(6)	3.77	%(6)
Portfolio turnover rate	531	%(5)	548	%(5)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

57

US Treasury 7 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX Months ENDED February 29, 2024		FOR THE PERIOD ENDED AUGUST 31,
	(unaudited)		2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$48.14		$50.00
Net investment income/(loss)(2)	0.98		0.75
Net realized and unrealized gain/(loss) from investments	(0.36)		(2.03)
Net increase/(decrease) in net assets resulting from operations	0.62		(1.28)
Dividends and distributions to shareholders from:
Net investment income	(0.99)		(0.58)
Total dividends and distributions to shareholders	(0.99)		(0.58)
Net asset value, end of period	$47.77		$48.14
Market value, end of period	$47.80		$48.16
Total investment return/(loss) on net asset value(3)	1.32	%(5)	(2.58	)%(5)
Total investment return/(loss) on market price(4)	1.34	%(5)	(2.55	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$5,255		$963
Ratio of expenses to average net assets	0.15	%(6)	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.10	%(6)	3.55	%(6)
Portfolio turnover rate	564	%(5)	497	%(5)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

58

US Treasury 10 Year Note ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX Months ENDED February 29, 2024		FOR THE YEAR ENDED AUGUST 31,	FOR THE PERIOD ENDED AUGUST 31,
	(unaudited)		2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$44.52		$48.41	$49.91
Net investment income/(loss)(2)	0.91		1.55	0.09
Net realized and unrealized gain/(loss) from investments	(0.66)		(3.88)	(1.59)
Net increase/(decrease) in net assets resulting from operations	0.25		(2.33)	(1.50)
Dividends and distributions to shareholders from:
Net investment income	(0.87)		(1.56)	—
Total dividends and distributions to shareholders	(0.87)		(1.56)	—
Net asset value, end of period	$43.90		$44.52	$48.41
Market value, end of period	$43.93		$44.55	$48.26
Total investment return/(loss) on net asset value(3)	0.57	%(5)	(4.87)%	(3.00	)%(5)
Total investment return/(loss) on market price(4)	0.58	%(5)	(4.49)%	(3.31	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$101,847		$56,094	$20,334
Ratio of expenses to average net assets	0.63	%(6)	0.15%	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	17.51	%(6)	3.40%	2.77	%(6)
Portfolio turnover rate	239	%(5)	289%	97	%(5)

(1)	Inception date of the Fund was August 8, 2022.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

59

US Treasury 20 Year Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX Months ENDED February 29, 2024		FOR THE PERIOD ENDED AUGUST 31,
	(unaudited)		2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$46.86		$50.00
Net investment income/(loss)(2)	0.98		0.81
Net realized and unrealized gain/(loss) from investments	(0.97)		(3.34)
Net increase/(decrease) in net assets resulting from operations	0.01		(2.53)
Dividends and distributions to shareholders from:
Net investment income	(0.97)		(0.61)
Total dividends and distributions to shareholders	(0.97)		(0.61)
Net asset value, end of period	$45.90		$46.86
Market value, end of period	$45.90		$46.89
Total investment return/(loss) on net asset value(3)	0.04	%(5)	(5.10	)%(5)
Total investment return/(loss) on market price(4)	0.01	%(5)	(5.04	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$11,933		$1,874
Ratio of expenses to average net assets	0.15	%(6)	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.29	%(6)	3.87	%(6)
Portfolio turnover rate	382	%(5)	219	%(5)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

60

US Treasury 30 Year Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	SIX Months ENDED February 29, 2024		FOR THE PERIOD ENDED AUGUST 31,
	(unaudited)		2023(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$46.37		$50.00
Net investment income/(loss)(2)	0.95		0.77
Net realized and unrealized gain/(loss) from investments	(1.33)		(3.83)
Net increase/(decrease) in net assets resulting from operations	(0.38)		(3.06)
Dividends and distributions to shareholders from:
Net investment income	(0.93)		(0.57)
Total dividends and distributions to shareholders	(0.93)		(0.57)
Net asset value, end of period	$45.06		$46.37
Market value, end of period	$45.07		$46.38
Total investment return/(loss) on net asset value(3)	(0.78	)%(5)	(6.17	)%(5)
Total investment return/(loss) on market price(4)	(0.78	)%(5)	(6.12	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$12,165		$2,782
Ratio of expenses to average net assets	0.15	%(6)	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.24	%(6)	3.72	%(6)
Portfolio turnover rate	253	%(5)	180	%(5)

(1)	Inception date of the Fund was March 27, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

61

US Benchmark Series

Notes to Financial Statements

February 29, 2024 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the US Treasury 3 Month Bill ETF, the US Treasury 6 Month Bill ETF, the US Treasury 12 Month Bill ETF, the US Treasury 2 Year Note ETF, the US Treasury 3 Year Note ETF, the US Treasury 5 Year Note ETF, the US Treasury 7 Year Note ETF, the US Treasury 10 Year Note ETF, the US Treasury 20 Year Bond ETF, and the US Treasury 30 Year Bond ETF (each a “Fund” and together the “Funds” or “US Benchmark Series”).

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the US Treasury 3 Month Bill ETF, the US Treasury 6 Month Bill ETF, the US Treasury 12 Month Bill ETF, the US Treasury 2 Year Note ETF, the US Treasury 3 Year Note ETF, the US Treasury 5 Year Note ETF, the US Treasury 7 Year Note ETF, the US Treasury 10 Year Note ETF, the US Treasury 20 Year Bond ETF, and the US Treasury 30 Year Bond ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield of its corresponding benchmark index (“Underlying Index”): the ICE BofA US 3-Month Treasury Bill Index, the ICE BofA US 6-Month Treasury Bill Index, the ICE BofA US 12-Month Treasury Bill Index, the ICE BofA Current 2-Year US Treasury Index, the ICE BofA Current 3-Year US Treasury Index, the ICE BofA Current 5-Year US Treasury Index, the ICE BofA Current 7-Year US Treasury Index, the ICE BofA Current 10-Year US Treasury Index, the ICE BofA Current 20-Year US Treasury Index, the ICE BofA Current 30-Year US Treasury Index, respectively.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 29, 2024, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

62

US Benchmark Series

Notes to Financial Statements (continued)

February 29, 2024 (Unaudited)

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

US TREASURY 3 MONTH BILL ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$2,974,244,232	$—	$2,974,244,232	$—
Total Investments*	$2,974,244,232	$—	$2,974,244,232	$—

US TREASURY 6 MONTH BILL ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$507,082,010	$—	$507,082,010	$—
Total Investments*	$507,082,010	$—	$507,082,010	$—

US TREASURY 12 MONTH BILL ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$237,872,128	$—	$237,872,128	$—
Total Investments*	$237,872,128	$—	$237,872,128	$—

US TREASURY 2 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Government Notes/Bonds	$356,590,141	$—	$356,590,141	$—
Short-Term Investments	$1,234,277	$—	$1,234,277	$—
Total Investments*	$357,824,418	$—	$357,824,418	$—

US TREASURY 3 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Government Notes/Bonds	$6,353,451	$—	$6,353,451	$—
Total Investments*	$6,353,451	$—	$6,353,451	$—

US TREASURY 5 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Government Notes/Bonds	$17,847,789	$—	$17,847,789	$—
Short-Term Investments	$60,964	$—	$60,964	$—
Total Investments*	$17,908,753	$—	$17,908,753	$—

63

US Benchmark Series

Notes to Financial Statements (continued)

February 29, 2024 (Unaudited)

US TREASURY 7 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Government Notes/Bonds	$5,235,448	$—	$5,235,448	$—
Short-Term Investments	$17,989	$—	$17,989	$—
Total Investments*	$5,253,437	$—	$5,253,437	$—

US TREASURY 10 YEAR NOTE ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Government Notes/Bonds	$101,316,738	$—	$101,316,738	$—
Short-Term Investments	$349,795	$—	$349,795	$—
Total Investments*	$101,666,533	$—	$101,666,533	$—

US TREASURY 20 YEAR BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Government Notes/Bonds	$11,865,291	$—	$11,865,291	$—
Short-Term Investments	$45,973	$—	$45,973	$—
Total Investments*	$11,911,264	$—	$11,911,264	$—

US TREASURY 30 YEAR BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Government Notes/Bonds	$12,142,969	$—	$12,142,969	$—
Total Investments*	$12,142,969	$—	$12,142,969	$—

*	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

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USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

Cash Equivalents and Short-Term InvestmentS - The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Funds’ principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration

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statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, a Fund will be exposed to a greater liquidity risk.

Inflation Protected Securities - Each Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies - Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds (“ETFs”) registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted revisions to the rules permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. These regulatory changes may adversely impact a Fund’s investment strategies and operations.

U.S. Government Securities - Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities - Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

Temporary Investments - During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be

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deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

Reverse Repurchase Agreement - Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

3. INVESTMENT ADVISER AND OTHER SERVICES

Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is controlled by Diffractive Managers Group, LLC, a Delaware limited liability company, and EQSF Holdings, LLC, a Delaware limited liability company owned by three officers of the Company. The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.15% of each Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

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During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
US Treasury 3 Month Bill ETF	$1,927,767
US Treasury 6 Month Bill ETF	373,659
US Treasury 12 Month Bill ETF	144,588
US Treasury 2 Year Note ETF	259,044
US Treasury 3 Year Note ETF	3,644
US Treasury 5 Year Note ETF	7,128
US Treasury 7 Year Note ETF	2,583
US Treasury 10 Year Note ETF	69,750
US Treasury 20 Year Bond ETF	5,587
US Treasury 30 Year Bond ETF	4,876

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

Under the Funds’ unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. As of the end of the current fiscal period, there were no director and officer fees charged or paid by the Funds.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	U.S. GOVERNMENT PURCHASES	U.S. GOVERNMENT SALES
US Treasury 3 Month Bill ETF	$—	$—
US Treasury 6 Month Bill ETF	—	—
US Treasury 12 Month Bill ETF	—	—
US Treasury 2 Year Note ETF	2,112,655,580	2,111,350,793

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FUND	U.S. GOVERNMENT PURCHASES	U.S. GOVERNMENT SALES
US Treasury 3 Year Note ETF	$30,398,955	$16,667,583
US Treasury 5 Year Note ETF	68,738,258	51,897,296
US Treasury 7 Year Note ETF	24,768,085	18,114,735
US Treasury 10 Year Note ETF	226,447,035	215,202,023
US Treasury 20 Year Bond ETF	37,562,870	31,085,373
US Treasury 30 Year Bond ETF	20,130,445	16,848,330

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

FUND	U.S. GOVERNMENT IN-KIND PURCHASES	U.S. GOVERNMENT IN-KIND SALES
US Treasury 3 Month Bill ETF	$—	$—
US Treasury 6 Month Bill ETF	—	—
US Treasury 12 Month Bill ETF	—	—
US Treasury 2 Year Note ETF	84,888,094	41,921,518
US Treasury 3 Year Note ETF	9,378,892	18,272,897
US Treasury 5 Year Note ETF	6,303,091	9,816,200
US Treasury 7 Year Note ETF	2,859,102	5,340,960
US Treasury 10 Year Note ETF	85,015,108	53,860,935
US Treasury 20 Year Bond ETF	43,538,062	41,228,804
US Treasury 30 Year Bond ETF	5,966,735	—

5. FEDERAL INCOME TAX INFORMATION

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2023, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
US Treasury 3 Month Bill ETF	$1,776,763,356	$771	$(10,652)	$(9,881)
US Treasury 6 Month Bill ETF	311,325,736	20,339	(45)	20,294
US Treasury 12 Month Bill ETF	126,361,430	782	(65,491)	(64,709)

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FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
US Treasury 2 Year Note ETF	$305,125,206	$214,095	$—	$214,095
US Treasury 3 Year Note ETF	1,463,554	4,215	—	4,215
US Treasury 5 Year Note ETF	4,364,690	7,114	—	7,114
US Treasury 7 Year Note ETF	961,396	1,430	—	1,430
US Treasury 10 Year Note ETF	55,413,927	404,987	(294)	404,693
US Treasury 20 Year Bond ETF	1,865,056	5,843	—	5,843
US Treasury 30 Year Bond ETF	2,738,359	38,693	—	38,693

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2023, there were permanent differences related to redemptions in-kind between distributable earnings/(loss) and paid-in capital, respectively for the following funds:

FUND	Distributable Earnings/(Loss)	Paid-In-Capital
US Treasury 3 Month Bill ETF	$(443,251)	$443,251
US Treasury 6 Month Bill ETF	(6,525)	6,525
US Treasury 12 Month Bill ETF	(412,912)	412,912
US Treasury 2 Year Note ETF	(4,395,918)	4,395,918
US Treasury 3 Year Note ETF	(8,155)	8,155
US Treasury 5 Year Note ETF	(11,194)	11,194
US Treasury 7 Year Note ETF	(12,227)	12,227
US Treasury 10 Year Note ETF	943,757	(943,757)
US Treasury 20 Year Bond ETF	—	—
US Treasury 30 Year Bond ETF	—	—

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As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	Net UNREALIZED APPRECIATION/ (DEPRECIATION)	Capital loss carryover	Qualified late- year loss
US Treasury 3 Month Bill ETF	$4,630,894	$—	$(9,881)	$(655,964)	$—
US Treasury 6 Month Bill ETF	745,773	—	20,294	(279,622)	—
US Treasury 12 Month Bill ETF	354,416	—	(64,709)	(972,375)	—
US Treasury 2 Year Note ETF	861,380	—	214,095	(10,786,774)	—
US Treasury 3 Year Note ETF	4,222	—	4,215	(47,163)	—
US Treasury 5 Year Note ETF	9,046	—	7,114	(75,589)	—
US Treasury 7 Year Note ETF	3,503	—	1,430	(59,397)	—
US Treasury 10 Year Note ETF	107,251	—	404,693	(2,902,147)	—
US Treasury 20 Year Bond ETF	5,490	—	5,843	(110,655)	—
US Treasury 30 Year Bond ETF	5,828	—	38,693	(241,154)	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2023 was as follows:

FUND	Ordinary Income	Long-Term Capital Gains
US Treasury 3 Month Bill ETF	$23,559,224	$—
US Treasury 6 Month Bill ETF	2,720,580	—
US Treasury 12 Month Bill ETF	2,206,389	—
US Treasury 2 Year Note ETF	9,134,861	—
US Treasury 3 Year Note ETF	19,629	—
US Treasury 5 Year Note ETF	19,503	—
US Treasury 7 Year Note ETF	11,541	—
US Treasury 10 Year Note ETF	679,725	—
US Treasury 20 Year Bond ETF	15,177	—
US Treasury 30 Year Bond ETF	29,955	—

The Funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2023, the US Treasury 3 Month Bill ETF had unexpiring short-term losses of $655,964, the US Treasury 6 Month Bill ETF had unexpiring short-term losses of $279,622, the US Treasury 12 Month Bill ETF had unexpiring short-term losses of $972,375, the US Treasury 2 Year Note ETF had unexpiring short-term losses of $10,786,774, the US Treasury 3 Year Note ETF had unexpiring short-term losses of $47,163, the US Treasury 5 Year Note ETF had unexpiring short-term losses of $75,589, the US Treasury 7 Year Note ETF had unexpiring short-term losses of $59,397, the US Treasury 10 Year Note ETF had unexpiring short-term losses of $2,902,147, the US Treasury 20 Year Bond ETF had unexpiring short-term losses of $110,655, and the US Treasury 30 Year Bond ETF had unexpiring short-term losses of $241,154.

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6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NASDAQ, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

7. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Funds will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Funds will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

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8. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

Subsequent to February 29, 2024, the Funds paid the following distributions:

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
US Treasury 3 Month Bill ETF	3/4/2024	3/1/2024	3/5/2024	$0.21934168
US Treasury 6 Month Bill ETF	3/4/2024	3/1/2024	3/5/2024	$0.21130933
US Treasury 12 Month Bill ETF	3/4/2024	3/1/2024	3/5/2024	$0.19627258
US Treasury 2 Year Note ETF	3/4/2024	3/1/2024	3/5/2024	$0.16444417
US Treasury 3 Year Note ETF	3/4/2024	3/1/2024	3/5/2024	$0.15960723
US Treasury 5 Year Note ETF	3/4/2024	3/1/2024	3/5/2024	$0.15537959
US Treasury 7 Year Note ETF	3/4/2024	3/1/2024	3/5/2024	$0.15314982
US Treasury 10 Year Note ETF	3/4/2024	3/1/2024	3/5/2024	$0.15030703
US Treasury 20 Year Bond ETF	3/4/2024	3/1/2024	3/5/2024	$0.17637165
US Treasury 30 Year Bond ETF	3/4/2024	3/1/2024	3/5/2024	$0.16366619

US Treasury 3 Month Bill ETF	4/2/2024	4/1/2024	4/3/2024	$0.21856517
US Treasury 6 Month Bill ETF	4/2/2024	4/1/2024	4/3/2024	$0.21534683
US Treasury 12 Month Bill ETF	4/2/2024	4/1/2024	4/3/2024	$0.20147963
US Treasury 2 Year Note ETF	4/2/2024	4/1/2024	4/3/2024	$0.17933563
US Treasury 3 Year Note ETF	4/2/2024	4/1/2024	4/3/2024	$0.16459823
US Treasury 5 Year Note ETF	4/2/2024	4/1/2024	4/3/2024	$0.16570627
US Treasury 7 Year Note ETF	4/2/2024	4/1/2024	4/3/2024	$0.16381209
US Treasury 10 Year Note ETF	4/2/2024	4/1/2024	4/3/2024	$0.14132709
US Treasury 20 Year Bond ETF	4/2/2024	4/1/2024	4/3/2024	$0.16747500
US Treasury 30 Year Bond ETF	4/2/2024	4/1/2024	4/3/2024	$0.15426250

73

US BENCHMARK SERIES

Notice to Shareholders

(UNAUDITED)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800)-617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.ustreasuryetf.com.

74

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC
3050K Street NW, Suite W-201
Washington, DC 20007

Administrator and Transfer Agent

U.S.Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

75

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

F/m Corporate Bond ETFs

Semi-Annual Report
February 29, 2024
(Unaudited)

F/m 2-Year Investment Grade Corporate Bond ETF | (NYSE: ZTWO)

F/m 3-Year Investment Grade Corporate Bond ETF | (NYSE: ZTRE)

F/m 10-Year Investment Grade Corporate Bond ETF | (NYSE: ZTEN)

Each a series of The RBB Fund, Inc.

F/m Investments, LLC d/b/a North Slope Capital, LLC

Letter to Shareholders	1
Performance Data	2
Fund Expense Examples	5
Schedules of Investments	8
Financial Statements	41
Notes to Financial Statements	49
Notice to Shareholders	57

F/m Corporate Bond ETFs

Letter to Shareholders

February 29, 2024 (Unaudited)

F/m Investments LLC d/b/a North Slope Capital, LLC 3050 K Street NW Suite 201 Washington, DC 20007

Dear Shareholder:

As we were talking with investors about the US Benchmark Series, they would ask: What’s Next? The F/m Corporate Bond ETFs are Next.

The listing of F/m 2-Year Investment Grade Corporate Bond ETF (ZTWO), F/m 3-Year Investment Grade Corporate Bond ETF (ZTRE) and F/m 10-Year Investment Grade Corporate Bond ETF (ZTEN) (together, the “Funds”) represents the first three ETFs of ten US Credit Series ETFs. We believe these Funds bring similar benefits as the US Benchmark Series: liquidity, flexibility, consistent exposure, tax-efficiency, and increased cash flow frequency. But they also bring comparatively increased yields. US corporate bonds typically yield higher than US Treasuries and have traditionally provided good capital preservation.

Each Credit Series ETF buys investment grade corporate bonds that have maturities plus or minus six months of the ETF’s target maturity, closely aligning with its sibling US Benchmark Series ETF. Monthly rebalancing stays evergreen on the target maturity.

The US Benchmark Series ETFs enable investors to use the 10 ETFs in concert to closely manage their portfolios’ interest rate risk (duration). the US Credit Series ETFs enable investors easily and precisely to target attractive parts of the US corporate credit curve, all while precisely controlling their duration.

Looking forward, we believe the markets will continue to be volatile. Uncertainty over inflation, economic growth and the Fed’s monetary policies will cause fixed income markets to swing. Fortunately, the US Credit Series ETFs are expected to offer attractive yields that will help mitigate this volatility, and the flexibility to quickly move between ETFs within the US Credit Series will enable your portfolio to be positioned to take advantage of the opportunities the market presents.

Until our Annual Report,

Justin Hennessy	Marcin Zdunek	John Han

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a current prospectus.

Investments involve risk. Principal loss is possible. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices higher or lower than the Fund shares’ net asset value. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise.

Investors should consider the investment objectives, charges and expenses carefully before investing. For a prospectus or other information, please visit www.ustreasuryetf.com or call 1-800-617-0004. Please read a fund’s prospectus or summary prospectus carefully before investing.

1

F/m 2-Year Investment Grade Corporate Bond ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED February 29, 2024
	Since Inception	Inception Date
F/m 2-Year Investment Grade Corporate Bond ETF (at NAV)	0.16%	1/10/2024
F/m 2-Year Investment Grade Corporate Bond ETF (at Market Price)	0.24%	1/10/2024
ICE 2-Year US Target Maturity Corporate Index*	0.31%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.fminvest.com/etfs/us-credit-series. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE 2-Year US Target Maturity Corporate Index incorporates investment grade, US dollar denominated, fixed-rate, taxable 2-year maturity corporate bonds.

2

F/m 3-Year Investment Grade Corporate Bond ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED February 29, 2024
	Since Inception	Inception Date
F/m 3-Year Investment Grade Corporate Bond ETF (at NAV)	0.00%	1/10/2024
F/m 3-Year Investment Grade Corporate Bond ETF (at Market Price)	0.05%	1/10/2024
ICE 3-Year US Target Maturity Corporate Index*	0.14%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.fminvest.com/etfs/us-credit-series. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE 3-Year US Target Maturity Corporate Index incorporates investment grade, US dollar denominated, fixed-rate, taxable 3-year maturity corporate bonds.

3

F/m 10-Year Investment Grade Corporate Bond ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED February 29, 2024
	Since Inception	Inception Date
F/m 10-Year Investment Grade Corporate Bond ETF (at NAV)	-0.81%	1/10/2024
F/m 10-Year Investment Grade Corporate Bond ETF (at Market Price)	-0.62%	1/10/2024
ICE 10-Year US Target Maturity Corporate Index*	-0.64%(1)	—
Fund Expense Ratio (2): 0.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.fminvest.com/etfs/us-credit-series. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The ICE 10-Year US Target Maturity Corporate Index incorporates investment grade, US dollar denominated, fixed-rate, taxable 10-year maturity corporate bonds.

4

F/m Corporate Bond ETFs

Fund Expense Examples

FEBRUARY 29, 2024 (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other ETFs.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024, and held for the entire period. The actual values and expenses are based on the 50-day period from each Fund’s inception on January 10, 2024 through February 29, 2024.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

F/m Corporate Bond ETFs

Fund Expense Examples (CONCLUDED)

FEBRUARY 29, 2024 (UNAUDITED)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period	Annualized Expense Ratio	ACTUAL SINCE INCEPTION TOTAL INVESTMENT RETURN FOR THE FUNDS
F/m 2-Year Investment Grade Corporate Bond ETF
Actual	$1,000.00	$1,001.60	$0.21	0.15%	0.16%
Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.75	0.15%	N/A
F/m 3-Year Investment Grade Corporate Bond ETF
Actual	$1,000.00	$1,000.00	$0.20	0.15%	0.00%
Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.75	0.15%	N/A
F/m 10-Year Investment Grade Corporate Bond ETF
Actual	$1,000.00	$991.90	$0.20	0.15%	-0.81%
Hypothetical (5% return before expenses)	1,000.00	1,024.12	0.75	0.15%	N/A

Expenses are equal to each Fund’s annualized expense ratio for the period September 1, 2023 through February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The actual dollar amounts shown are expenses paid by each Fund during the period from the inception of the Fund on January 10, 2024 multiplied by 50 days, which is the number of days from the inception of the Fund through February 29, 2024. Each Fund’s ending account value is based on the actual since inception total investment return for the Fund.

6

F/m 2-Year Investment Grade Corporate Bond ETF

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	VALUE

CORPORATE BONDS
Financials	30.0%	$2,998,304
Industrials	9.0	901,351
Health Care	8.7	875,250
Consumer Discretionary	8.3	840,769
Consumer Staples	8.0	802,897
Utilities	8.0	799,187
Technology	7.9	794,769
Energy	7.5	750,393
Materials	6.7	672,803
Communications	3.4	335,096
Transportation and Warehousing	0.3	25,801
SHORT-TERM INVESTMENTS
U.S. Treasury Obligations	0.6	58,965
Money Market Deposit Accounts	0.1	12,841
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES	1.5	146,976
NET ASSETS	100.0%	$10,015,402

The accompanying notes are an integral part of these financial statements.

7

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 97.8%
Communications — 3.4%
Alphabet, Inc., 2.00%, 08/15/2026	27,000	$25,370
AT&T, Inc., 1.70%, 03/25/2026	27,000	25,110
Booking Holdings, Inc., 3.60%, 06/01/2026	27,000	26,167
Comcast Corp., 3.95%, 10/15/2025	28,000	27,511
Expedia Group, Inc., 5.00%, 02/15/2026	27,000	26,814
Omnicom Group, Inc. / Omnicom Capital, Inc., 3.60%, 04/15/2026	26,000	25,193
Paramount Global, 4.00%, 01/15/2026	26,000	24,936
Rogers Communications, Inc., 3.63%, 12/15/2025	26,000	25,199
Sprint LLC, 7.63%, 03/01/2026	26,000	26,864
T-Mobile USA, Inc., 2.25%, 02/15/2026	27,000	25,437
Verizon Communications, Inc., 1.45%, 03/20/2026	27,000	25,035
Walt Disney Co., 1.75%, 01/13/2026	27,000	25,467
Warnermedia Holdings, Inc., 6.41%, 03/15/2026	26,000	25,993
		335,096

Consumer Discretionary — 8.3%
Amazon.com, Inc., 1.00%, 05/12/2026	27,000	24,853
American Honda Finance Corp., 5.80%, 10/03/2025	26,000	26,246
AutoNation, Inc., 4.50%, 10/01/2025	28,000	27,507
AutoZone, Inc., 5.05%, 07/15/2026	27,000	26,942
Block Financial LLC, 5.25%, 10/01/2025	26,000	25,843
BMW US Capital LLC, 2.80%, 04/11/2026 (a)	26,000	24,871
BorgWarner, Inc., 5.00%, 10/01/2025 (a)	26,000	25,720
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025 (a)	27,750	27,405
DR Horton, Inc., 2.60%, 10/15/2025	28,000	26,791
eBay, Inc., 1.40%, 05/10/2026	27,000	24,901
ERAC USA Finance LLC, 3.80%, 11/01/2025 (a)	27,000	26,293
General Motors Co., 6.13%, 10/01/2025	26,000	26,211
GXO Logistics, Inc., 1.65%, 07/15/2026	29,000	26,462
Home Depot, Inc., 3.00%, 04/01/2026	27,000	26,004
Hyatt Hotels Corp., 4.85%, 03/15/2026	28,000	27,677
Hyundai Capital America, 5.50%, 03/30/2026 (a)	26,000	26,020
Las Vegas Sands Corp., 3.50%, 08/18/2026	27,000	25,387
Lennar Corp., 5.25%, 06/01/2026	26,000	25,955
Lowe’s Cos., Inc., 2.50%, 04/15/2026	28,000	26,580
Magna International, Inc., 4.15%, 10/01/2025	28,000	27,486

The accompanying notes are an integral part of these financial statements.

8

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 97.8% (continued)
Consumer Discretionary — 8.3% (continued)
Marriott International, Inc., 3.13%, 06/15/2026	28,000	$26,733
Mattel, Inc., 3.38%, 04/01/2026 (a)	29,000	27,522
McDonald’s Corp., 3.70%, 01/30/2026	28,000	27,350
O’Reilly Automotive, Inc., 3.55%, 03/15/2026	26,000	25,162
PulteGroup, Inc., 5.50%, 03/01/2026	26,000	26,052
Ralph Lauren Corp., 3.75%, 09/15/2025	28,000	27,360
Ross Stores, Inc., 0.88%, 04/15/2026	27,000	24,693
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	26,000	25,076
Starbucks Corp., 4.75%, 02/15/2026	26,000	25,828
Tapestry, Inc., 7.05%, 11/27/2025	25,000	25,467
Toll Brothers Finance Corp., 4.88%, 11/15/2025	28,000	27,654
Toyota Motor Credit Corp., 4.45%, 05/18/2026	27,000	26,718
		840,769

Consumer Staples — 8.0%
7-Eleven, Inc., 0.95%, 02/10/2026 (a)	27,000	24,882
Altria Group, Inc., 4.40%, 02/14/2026	27,000	26,581
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/2026	28,000	27,286
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	27,000	25,410
BAT International Finance PLC, 1.67%, 03/25/2026	27,000	25,015
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026	27,000	25,756
Cargill, Inc., 4.88%, 10/10/2025 (a)	26,000	25,897
Coca-Cola Consolidated, Inc., 3.80%, 11/25/2025	27,000	26,407
Colgate-Palmolive Co., 4.80%, 03/02/2026	26,000	26,062
Conagra Brands, Inc., 4.60%, 11/01/2025	28,000	27,588
Constellation Brands, Inc., 5.00%, 02/02/2026	27,000	26,828
Dollar General Corp., 4.15%, 11/01/2025	26,000	25,474
General Mills, Inc., 5.24%, 11/18/2025	28,000	27,970
Hershey Co., 2.30%, 08/15/2026	27,000	25,480
Kellanova, 3.25%, 04/01/2026	26,000	24,994
Kenvue, Inc., 5.35%, 03/22/2026	25,000	25,162
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	27,000	26,159
Kimberly-Clark Corp., 2.75%, 02/15/2026	26,000	24,971
Kraft Heinz Foods Co., 3.00%, 06/01/2026	26,000	24,799
Kroger Co., 3.50%, 02/01/2026	26,000	25,213
Mars, Inc., 0.88%, 07/16/2026 (a)	29,000	26,299
McCormick & Co., Inc., 0.90%, 02/15/2026	27,000	24,827
Mead Johnson Nutrition Co., 4.13%, 11/15/2025	28,000	27,480

The accompanying notes are an integral part of these financial statements.

9

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 97.8% (continued)
Consumer Staples — 8.0% (continued)
Molson Coors Beverage Co., 3.00%, 07/15/2026	28,000	$26,668
PepsiCo, Inc., 5.25%, 11/10/2025	26,000	26,107
Philip Morris International, Inc., 4.88%, 02/13/2026	26,000	25,874
Procter & Gamble Co., 1.00%, 04/23/2026	27,000	24,992
Sysco Corp., 3.30%, 07/15/2026	26,000	24,950
Target Corp., 2.50%, 04/15/2026	26,000	24,827
Tyson Foods, Inc., 4.00%, 03/01/2026	28,000	27,337
Walmart, Inc., 3.90%, 09/09/2025	26,000	25,602
		802,897

Energy — 7.5%
Boardwalk Pipelines LP, 5.95%, 06/01/2026	26,000	26,205
BP Capital Markets America, Inc., 3.41%, 02/11/2026	26,000	25,213
Chevron Corp., 2.95%, 05/16/2026	26,000	24,977
Colonial Pipeline Co., 3.75%, 10/01/2025 (a)	26,000	25,349
Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp., 4.15%, 08/15/2026 (a)	26,000	25,112
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (a)	25,000	25,300
Devon Energy Corp., 5.85%, 12/15/2025	26,000	26,150
Energy Transfer LP, 4.75%, 01/15/2026	27,000	26,688
Enterprise Products Operating LLC, 3.70%, 02/15/2026	27,000	26,333
EOG Resources, Inc., 4.15%, 01/15/2026	27,000	26,587
EQT Corp., 3.13%, 05/15/2026 (a)	27,000	25,534
Equinor ASA, 1.75%, 01/22/2026	27,000	25,426
Exxon Mobil Corp., 3.04%, 03/01/2026	25,000	24,121
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (a)	26,000	24,735
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 (a)	28,000	27,508
Halliburton Co., 3.80%, 11/15/2025	26,000	25,400
HF Sinclair Corp., 5.88%, 04/01/2026	26,000	26,080
MPLX LP, 1.75%, 03/01/2026	27,000	25,189
Occidental Petroleum Corp., 5.55%, 03/15/2026	26,000	26,029
Ovintiv, Inc., 5.38%, 01/01/2026	28,000	27,864
Phillips 66, 1.30%, 02/15/2026	27,000	24,984
Pioneer Natural Resources Co., 5.10%, 03/29/2026	26,000	25,972
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025	28,000	27,633
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	26,000	26,211
Schlumberger Holdings Corp., 4.00%, 12/21/2025 (a)	27,000	26,436
Shell International Finance BV, 2.88%, 05/10/2026	26,000	24,883
TransCanada PipeLines Ltd., 6.20%, 03/09/2026	26,000	25,999

The accompanying notes are an integral part of these financial statements.

10

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 97.8% (continued)
Energy — 7.5% (continued)
Western Midstream Operating LP, 4.65%, 07/01/2026	27,000	$26,415
Williams Cos., Inc., 5.40%, 03/02/2026	26,000	26,060
		750,393
Financials — 30.0%(b)
Aflac, Inc., 1.13%, 03/15/2026	27,000	24,921
Air Lease Corp., 2.88%, 01/15/2026	26,000	24,794
Aircastle Ltd., 4.25%, 06/15/2026	26,000	25,206
Alexandria Real Estate Equities, Inc., 3.80%, 04/15/2026	26,000	25,253
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	27,000	26,187
Allstate Corp., 0.75%, 12/15/2025	27,000	24,912
American Express Co., 6.34% to 10/30/2025 then SOFR + 1.33%, 10/30/2026	25,000	25,380
American Tower Corp., 1.60%, 04/15/2026	27,000	25,003
Aon Global Ltd., 3.88%, 12/15/2025	27,000	26,328
Apollo Management Holdings LP, 4.40%, 05/27/2026 (a)	27,000	26,326
Ares Capital Corp., 3.88%, 01/15/2026	28,000	26,863
Ares Finance Co. III LLC, 4.13% to 06/30/2026 then 5 yr. CMT Rate + 3.24%, 06/30/2051 (a)	28,000	25,295
Athene Global Funding, 1.45%, 01/08/2026 (a)	27,000	24,922
AvalonBay Communities, Inc., 2.95%, 05/11/2026	26,000	24,828
Aviation Capital Group LLC, 1.95%, 01/30/2026 (a)	27,000	25,095
Avolon Holdings Funding Ltd., 4.25%, 04/15/2026 (a)	26,000	25,070
Bain Capital Specialty Finance, Inc., 2.95%, 03/10/2026	27,000	25,269
Bank of Montreal, 5.30%, 06/05/2026	26,000	26,066
Bank of New York Mellon Corp., 4.95% to 04/26/2026 then SOFR + 1.03%, 04/26/2027	28,000	27,848
Bank of Nova Scotia, 4.75%, 02/02/2026	28,000	27,777
BankUnited, Inc., 4.88%, 11/17/2025	26,000	25,275
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	26,000	25,120
BlackRock TCP Capital Corp., 2.85%, 02/09/2026	28,000	26,187
Blackstone Private Credit Fund, 7.05%, 09/29/2025	26,000	26,342
Blackstone Secured Lending Fund, 3.63%, 01/15/2026	28,000	26,677
Blue Owl Capital Corp., 3.40%, 07/15/2026	27,000	25,146
Blue Owl Technology Finance Corp., 4.75%, 12/15/2025 (a)	26,000	24,777
Boston Properties LP, 3.65%, 02/01/2026	28,000	26,925
Brighthouse Financial Global Funding, 1.55%, 05/24/2026 (a)	27,000	24,621
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	26,000	25,054
Brookfield Finance, Inc., 4.25%, 06/02/2026	27,000	26,513
Canadian Imperial Bank of Commerce, 1.25%, 06/22/2026	28,000	25,663
Capital One Financial Corp., 3.75%, 07/28/2026	27,000	25,934

The accompanying notes are an integral part of these financial statements.

11

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 97.8% (continued)
Financials — 30.0%(b) (continued)
CBRE Services, Inc., 4.88%, 03/01/2026	28,000	$27,688
Charles Schwab Corp., 0.90%, 03/11/2026	29,000	26,599
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	26,000	25,067
CNA Financial Corp., 4.50%, 03/01/2026	28,000	27,552
Commonwealth Bank of Australia, 1.13%, 06/15/2026 (a)	29,000	26,553
COPT Defense Properties LP, 2.25%, 03/15/2026	27,000	25,250
Corebridge Global Funding, 5.75%, 07/02/2026 (a)	26,000	26,020
Crown Castle, Inc., 1.05%, 07/15/2026	28,000	25,315
CubeSmart LP, 4.00%, 11/15/2025	27,000	26,273
Enstar Finance LLC, 5.75% to 09/01/2025 then 5 yr. CMT Rate + 5.47%, 09/01/2040	26,000	24,870
Equinix, Inc., 1.45%, 05/15/2026	27,000	24,844
Equitable Financial Life Global Funding, 1.30%, 07/12/2026 (a)	28,000	25,340
Essex Portfolio LP, 3.38%, 04/15/2026	26,000	25,001
Extra Space Storage LP, 3.50%, 07/01/2026	28,000	26,812
F&G Global Funding, 1.75%, 06/30/2026 (a)	28,000	25,279
Federal Realty OP LP, 1.25%, 02/15/2026	27,000	24,877
Fidelity National Information Services, Inc., 1.15%, 03/01/2026	27,000	24,968
Fiserv, Inc., 3.20%, 07/01/2026	28,000	26,754
FS KKR Capital Corp., 3.40%, 01/15/2026	28,000	26,472
GA Global Funding Trust, 1.63%, 01/15/2026 (a)	27,000	24,861
Global Payments, Inc., 1.20%, 03/01/2026	27,000	24,854
GLP Capital LP / GLP Financing II, Inc., 5.38%, 04/15/2026	26,000	25,716
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026	28,000	26,684
Goldman Sachs Group, Inc., 1.43% to 03/09/2026 then SOFR + 0.80%, 03/09/2027	29,000	26,803
Golub Capital BDC, Inc., 2.50%, 08/24/2026	28,000	25,552
Guardian Life Global Funding, 0.88%, 12/10/2025 (a)	27,000	24,964
Hanover Insurance Group, Inc., 4.50%, 04/15/2026	28,000	27,446
Healthcare Realty Holdings LP, 3.50%, 08/01/2026	27,000	25,681
Healthpeak OP LLC, 3.25%, 07/15/2026	28,000	26,749
Host Hotels & Resorts LP, 4.50%, 02/01/2026	28,000	27,384
Invesco Finance PLC, 3.75%, 01/15/2026	26,000	25,269
Jackson National Life Global Funding, 3.05%, 04/29/2026 (a)	27,000	25,345
JPMorgan Chase & Co., 1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027	27,000	24,968
Kilroy Realty LP, 4.38%, 10/01/2025	27,000	26,311
Legg Mason, Inc., 4.75%, 03/15/2026	26,000	25,840
Loews Corp., 3.75%, 04/01/2026	26,000	25,297
Macquarie Group Ltd., 1.34% to 01/12/2026 then SOFR + 1.07%, 01/12/2027 (a)	27,000	24,915
Main Street Capital Corp., 3.00%, 07/14/2026	29,000	26,828

The accompanying notes are an integral part of these financial statements.

12

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 97.8% (continued)
Financials — 30.0%(b) (continued)
Manulife Financial Corp., 4.15%, 03/04/2026	28,000	$27,448
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	26,000	25,352
MetLife, Inc., 3.60%, 11/13/2025	27,000	26,353
Mid-America Apartments LP, 4.00%, 11/15/2025	27,000	26,418
Morgan Stanley, 1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027	27,000	24,892
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026 (a)	25,000	25,190
Nasdaq, Inc., 3.85%, 06/30/2026	27,000	26,220
New York Life Global Funding, 0.85%, 01/15/2026 (a)	27,000	25,003
NNN REIT, Inc., 4.00%, 11/15/2025	27,000	26,339
Northern Trust Corp., 3.95%, 10/30/2025	28,000	27,453
Northwestern Mutual Global Funding, 0.80%, 01/14/2026 (a)	27,000	24,951
Old Republic International Corp., 3.88%, 08/26/2026	26,000	25,106
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	28,000	27,750
Pacific Life Global Funding II, 1.38%, 04/14/2026 (a)	27,000	24,928
Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.70%, 06/15/2026 (a)	27,000	24,853
PNC Financial Services Group, Inc., 4.76% to 01/26/2026 then SOFR + 1.09%, 01/26/2027	27,000	26,675
Principal Life Global Funding II, 3.00%, 04/18/2026 (a)	27,000	25,660
Prologis LP, 3.25%, 06/30/2026	26,000	24,975
Prospect Capital Corp., 3.71%, 01/22/2026	28,000	26,344
Prudential Financial, Inc., 1.50%, 03/10/2026	27,000	25,159
Public Storage Operating Co., 0.88%, 02/15/2026	27,000	24,920
Realty Income Corp., 4.88%, 06/01/2026	28,000	27,784
Reliance Standard Life Global Funding II, 5.24%, 02/02/2026 (a)	28,000	27,528
Royal Bank of Canada, 1.20%, 04/27/2026	27,000	24,852
Sabra Health Care LP, 5.13%, 08/15/2026	26,000	25,529
Santander Holdings USA, Inc., 5.81% to 09/09/2025 then SOFR + 2.33%, 09/09/2026	26,000	25,966
Scentre Group Trust 1 / Scentre Group Trust 2, 3.63%, 01/28/2026 (a)	26,000	25,134
Simon Property Group LP, 3.50%, 09/01/2025	28,000	27,319
SITE Centers Corp., 4.25%, 02/01/2026	26,000	25,374
Sixth Street Specialty Lending, Inc., 2.50%, 08/01/2026	28,000	25,681
Skandinaviska Enskilda Banken AB, 1.40%, 11/19/2025 (a)	27,000	25,324
State Street Corp., 5.27%, 08/03/2026	25,000	25,091
Sumitomo Mitsui Financial Group, Inc., 2.63%, 07/14/2026	27,000	25,510
Synchrony Financial, 3.70%, 08/04/2026	27,000	25,484
Toronto-Dominion Bank, 5.53%, 07/17/2026	25,000	25,218
Trinity Acquisition PLC, 4.40%, 03/15/2026	28,000	27,437
Truist Financial Corp., 6.05% to 06/08/2026 then SOFR + 2.05%, 06/08/2027	25,000	25,253
US Bancorp, 5.73% to 10/21/2025 then SOFR + 1.43%, 10/21/2026	26,000	26,115

The accompanying notes are an integral part of these financial statements.

13

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 97.8% (continued)
Financials — 30.0%(b) (continued)
Ventas Realty LP, 4.13%, 01/15/2026	27,000	$26,274
Visa, Inc., 3.15%, 12/14/2025	27,000	26,177
Voya Financial, Inc., 3.65%, 06/15/2026	27,000	25,911
Welltower OP LLC, 4.25%, 04/01/2026	28,000	27,441
Western Union Co., 1.35%, 03/15/2026	27,000	24,870
Westpac Banking Corp., 2.85%, 05/13/2026	28,000	26,746
Weyerhaeuser Co., 4.75%, 05/15/2026	28,000	27,719
		2,998,304

Health Care — 8.7%
Abbott Laboratories, 3.88%, 09/15/2025	28,000	27,564
AbbVie, Inc., 3.20%, 05/14/2026	26,000	25,030
Amgen, Inc., 5.51%, 03/02/2026	26,000	25,966
AstraZeneca PLC, 3.38%, 11/16/2025	27,000	26,259
Baxter International, Inc., 2.60%, 08/15/2026	27,000	25,329
Biogen, Inc., 4.05%, 09/15/2025	27,000	26,464
Bristol-Myers Squibb Co., 3.20%, 06/15/2026	26,000	25,020
Cardinal Health, Inc., 3.75%, 09/15/2025	27,000	26,337
Cigna Group, 4.13%, 11/15/2025	26,000	25,559
CommonSpirit Health, 1.55%, 10/01/2025	27,000	25,361
CVS Health Corp., 2.88%, 06/01/2026	27,000	25,657
Danaher Corp., 3.35%, 09/15/2025	27,000	26,332
Elevance Health, Inc., 1.50%, 03/15/2026	27,000	25,083
Eli Lilly & Co., 5.00%, 02/27/2026	26,000	25,990
Gilead Sciences, Inc., 3.65%, 03/01/2026	27,000	26,217
HCA, Inc., 5.88%, 02/15/2026	26,000	26,108
Highmark, Inc., 1.45%, 05/10/2026 (a)	29,000	26,456
Humana, Inc., 5.70%, 03/13/2026	26,000	25,805
Illumina, Inc., 5.80%, 12/12/2025	26,000	26,003
Johnson & Johnson, 2.45%, 03/01/2026	26,000	24,880
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	27,000	24,896
McKesson Corp., 5.25%, 02/15/2026	26,000	26,000
Merck & Co., Inc., 0.75%, 02/24/2026	27,000	24,960
Novartis Capital Corp., 3.00%, 11/20/2025	26,000	25,193
PeaceHealth Obligated Group, 1.38%, 11/15/2025	27,000	25,097
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2026	27,000	26,661
Quest Diagnostics, Inc., 3.45%, 06/01/2026	26,000	25,018
Royalty Pharma PLC, 1.20%, 09/02/2025	27,000	25,279

The accompanying notes are an integral part of these financial statements.

14

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 97.8% (continued)
Health Care — 8.7% (continued)
Stryker Corp., 3.50%, 03/15/2026	27,000	$26,174
Thermo Fisher Scientific, Inc., 4.95%, 08/10/2026	25,000	25,021
UnitedHealth Group, Inc., 1.15%, 05/15/2026	27,000	24,866
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	26,000	25,095
Zimmer Biomet Holdings, Inc., 3.05%, 01/15/2026	28,000	26,900
Zoetis, Inc., 4.50%, 11/13/2025	27,000	26,670
		875,250

Industrials — 9.0%
Amphenol Corp., 4.75%, 03/30/2026	26,000	25,821
BAE Systems Holdings, Inc., 3.85%, 12/15/2025 (a)	27,000	26,334
Boeing Co., 2.20%, 02/04/2026	28,000	26,267
Burlington Northern Santa Fe LLC, 3.65%, 09/01/2025	28,000	27,417
Canadian National Railway Co., 2.75%, 03/01/2026	26,000	24,946
Carrier Global Corp., 5.80%, 11/30/2025	26,000	26,183
Caterpillar Financial Services Corp., 4.35%, 05/15/2026	28,000	27,673
CNH Industrial Capital LLC, 1.45%, 07/15/2026	28,000	25,611
CSX Corp., 3.35%, 11/01/2025	26,000	25,239
Cummins, Inc., 0.75%, 09/01/2025	27,000	25,326
Dover Corp., 3.15%, 11/15/2025	26,000	25,051
Element Fleet Management Corp., 6.27%, 06/26/2026 (a)	25,000	25,223
FedEx Corp., 3.25%, 04/01/2026	26,000	25,066
Fortive Corp., 3.15%, 06/15/2026	28,000	26,732
General Dynamics Corp., 1.15%, 06/01/2026	27,000	24,872
Hubbell, Inc., 3.35%, 03/01/2026	25,000	24,139
JB Hunt Transport Services, Inc., 3.88%, 03/01/2026	28,000	27,340
John Deere Capital Corp., 4.80%, 01/09/2026	26,000	25,935
Johnson Controls International PLC, 3.90%, 02/14/2026	28,000	27,285
Lockheed Martin Corp., 3.55%, 01/15/2026	27,000	26,312
Norfolk Southern Corp., 2.90%, 06/15/2026	26,000	24,781
PACCAR Financial Corp., 4.45%, 03/30/2026	25,000	24,779
Regal Rexnord Corp., 6.05%, 02/15/2026 (a)	26,000	26,108
Republic Services, Inc., 2.90%, 07/01/2026	27,000	25,793
RTX Corp., 5.00%, 02/27/2026	25,000	24,939
Ryder System, Inc., 3.35%, 09/01/2025	26,000	25,208
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/2026 (a)	27,000	25,976
Textron, Inc., 4.00%, 03/15/2026	28,000	27,244

The accompanying notes are an integral part of these financial statements.

15

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 97.8% (continued)
Industrials — 9.0% (continued)
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	26,000	$25,133
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/2026 (a)	28,000	27,300
Triton Container International Ltd., 2.05%, 04/15/2026 (a)	27,000	24,748
Tyco Electronics Group SA, 4.50%, 02/13/2026	26,000	25,711
Union Pacific Corp., 2.75%, 03/01/2026	26,000	24,904
Vontier Corp., 1.80%, 04/01/2026	27,000	24,885
Waste Management, Inc., 0.75%, 11/15/2025	27,000	25,070
		901,351

Materials — 6.7%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	26,000	24,578
Amcor Finance USA, Inc., 3.63%, 04/28/2026	26,000	25,030
ArcelorMittal SA, 4.55%, 03/11/2026	28,000	27,584
Berry Global, Inc., 1.57%, 01/15/2026	27,000	25,142
BHP Billiton Finance USA Ltd., 4.88%, 02/27/2026	26,000	25,888
Brambles USA, Inc., 4.13%, 10/23/2025 (a)	28,000	27,354
Celanese US Holdings LLC, 1.40%, 08/05/2026	28,000	25,395
DuPont de Nemours, Inc., 4.49%, 11/15/2025	27,000	26,682
EIDP, Inc., 4.50%, 05/15/2026	28,000	27,568
FMC Corp., 5.15%, 05/18/2026	28,000	27,614
Georgia-Pacific LLC, 1.75%, 09/30/2025 (a)	27,000	25,561
Glencore Funding LLC, 1.63%, 09/01/2025 (a)	26,000	24,559
Graphic Packaging International LLC, 1.51%, 04/15/2026 (a)	29,000	26,509
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (a)	27,000	25,162
Linde, Inc., 3.20%, 01/30/2026	26,000	25,201
LYB International Finance III LLC, 1.25%, 10/01/2025	27,000	25,230
Nutrien Ltd., 5.95%, 11/07/2025	25,000	25,202
Owens Corning, 3.40%, 08/15/2026	27,000	25,792
PPG Industries, Inc., 1.20%, 03/15/2026	27,000	24,952
Sherwin-Williams Co., 3.95%, 01/15/2026	26,000	25,437
Silgan Holdings, Inc., 1.40%, 04/01/2026 (a)	29,000	26,472
Vale Overseas Ltd., 6.25%, 08/10/2026	25,000	25,340
Vulcan Materials Co., 5.80%, 03/01/2026	26,000	26,000
Westlake Corp., 3.60%, 08/15/2026	27,000	25,977
WRKCo, Inc., 4.65%, 03/15/2026	28,000	27,636
Yara International ASA, 3.80%, 06/06/2026 (a)	26,000	24,938
		672,803

The accompanying notes are an integral part of these financial statements.

16

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 97.8% (continued)
Technology — 7.9%
Apple, Inc., 3.25%, 02/23/2026	27,000	$26,195
Applied Materials, Inc., 3.90%, 10/01/2025	27,000	26,532
Arrow Electronics, Inc., 6.13%, 03/01/2026	26,000	25,976
Automatic Data Processing, Inc., 3.38%, 09/15/2025	27,000	26,384
Avnet, Inc., 4.63%, 04/15/2026	28,000	27,398
Broadcom, Inc., 3.15%, 11/15/2025	26,000	25,085
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	28,000	26,768
Cisco Systems, Inc., 4.90%, 02/26/2026	26,000	26,004
Concentrix Corp., 6.65%, 08/02/2026	25,000	25,360
Dell International LLC / EMC Corp., 6.02%, 06/15/2026	25,000	25,274
Electronic Arts, Inc., 4.80%, 03/01/2026	26,000	25,877
Equifax, Inc., 2.60%, 12/15/2025	26,000	24,779
Flex Ltd., 3.75%, 02/01/2026	26,000	25,134
Fortinet, Inc., 1.00%, 03/15/2026	29,000	26,609
Genpact Luxembourg SARL/Genpact USA, Inc., 1.75%, 04/10/2026	27,000	24,457
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	26,000	25,822
HP, Inc., 1.45%, 06/17/2026	27,000	24,809
Intel Corp., 4.88%, 02/10/2026	26,000	25,910
Jabil, Inc., 1.70%, 04/15/2026	27,000	24,992
Juniper Networks, Inc., 1.20%, 12/10/2025	27,000	25,010
Lam Research Corp., 3.75%, 03/15/2026	26,000	25,367
Marvell Technology, Inc., 1.65%, 04/15/2026	27,000	25,041
Microchip Technology, Inc., 4.25%, 09/01/2025	27,000	26,496
Micron Technology, Inc., 4.98%, 02/06/2026	27,000	26,859
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.88%, 06/18/2026	26,000	25,175
Oracle Corp., 2.65%, 07/15/2026	27,000	25,431
Roper Technologies, Inc., 1.00%, 09/15/2025	27,000	25,294
Skyworks Solutions, Inc., 1.80%, 06/01/2026	27,000	24,891
Take-Two Interactive Software, Inc., 5.00%, 03/28/2026	26,000	25,858
Teledyne Technologies, Inc., 1.60%, 04/01/2026	27,000	25,031
Thomson Reuters Corp., 3.35%, 05/15/2026	26,000	24,951
		794,769

Transportation and Warehousing — 0.3%
Magellan Midstream Partners LP SR GLBL NT 5% 26, 5.00%, 03/01/2026	26,000	25,801

The accompanying notes are an integral part of these financial statements.

17

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 97.8% (continued)
Utilities — 8.0%
AES Corp., 1.38%, 01/15/2026	27,000	$24,942
Ameren Corp., 3.65%, 02/15/2026	26,000	25,139
Black Hills Corp., 3.95%, 01/15/2026	27,000	26,200
CenterPoint Energy, Inc., 1.45%, 06/01/2026	27,000	24,870
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	26,000	24,978
CMS Energy Corp., 3.00%, 05/15/2026	28,000	26,601
Duke Energy Corp., 0.90%, 09/15/2025	27,000	25,258
Electricite de France SA, 3.63%, 10/13/2025 (a)	27,000	26,312
Emera US Finance LP, 3.55%, 06/15/2026	28,000	26,852
Entergy Corp., 0.90%, 09/15/2025	27,000	25,236
Evergy Kansas Central, Inc., 2.55%, 07/01/2026	27,000	25,434
Eversource Energy, 4.75%, 05/15/2026	28,000	27,646
Exelon Corp., 3.40%, 04/15/2026	26,000	25,033
ITC Holdings Corp., 3.25%, 06/30/2026	26,000	24,829
Jersey Central Power & Light Co., 4.30%, 01/15/2026 (a)	27,000	26,354
National Fuel Gas Co., 5.50%, 01/15/2026	26,000	25,907
National Rural Utilities Cooperative Finance Corp., 4.45%, 03/13/2026	28,000	27,652
NextEra Energy Capital Holdings, Inc., 5.75%, 09/01/2025	26,000	26,139
NRG Energy, Inc., 2.00%, 12/02/2025 (a)	27,000	25,297
Oncor Electric Delivery Co. LLC, 0.55%, 10/01/2025	27,000	25,104
Pacific Gas and Electric Co., 2.95%, 03/01/2026	26,000	24,674
PPL Capital Funding, Inc., 3.10%, 05/15/2026	28,000	26,693
Public Service Electric and Gas Co., 0.95%, 03/15/2026	28,000	25,903
Sempra, 5.40%, 08/01/2026	25,000	25,063
Sierra Pacific Power Co., 2.60%, 05/01/2026	28,000	26,526
Southern California Edison Co., 4.90%, 06/01/2026	25,000	24,826
Southern Co., 3.25%, 07/01/2026	27,000	25,820
Southwestern Electric Power Co., 1.65%, 03/15/2026	27,000	25,120
Spire, Inc., 5.30%, 03/01/2026	26,000	25,944
Virginia Electric and Power Co., 3.15%, 01/15/2026	26,000	25,108
WEC Energy Group, Inc., 4.75%, 01/09/2026	28,000	27,727
		799,187
TOTAL CORPORATE BONDS (Cost $9,840,382)		9,796,620

The accompanying notes are an integral part of these financial statements.

18

F/m 2-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Concluded)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

SHORT-TERM INVESTMENTS — 0.6%
U.S. Treasury Bills — 0.6%
5.26%, 03/05/2024(c)	59,000	$58,965
TOTAL SHORT-TERM INVESTMENTS (Cost $58,966)		58,965

TOTAL INVESTMENTS — 98.4% (Cost $9,899,348)		$9,855,585
Money Market Deposit Account — 0.1%(d)		12,841
Other Assets in Excess of Liabilities — 1.5%		146,976
TOTAL NET ASSETS — 100.0%		$10,015,402

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

SA - Sociedad Anónima

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $1,463,500 or 14.6% of the Fund’s net assets.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown is the effective yield.

(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of these financial statements.

19

F/m 3-Year Investment Grade Corporate Bond ETF

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	VALUE

CORPORATE BONDS
Financials	31.9%	$5,118,839
Consumer Discretionary	8.9	1,414,295
Energy	8.7	1,398,074
Industrials	8.3	1,328,362
Utilities	8.0	1,277,410
Technology	7.7	1,231,322
Consumer Staples	7.5	1,195,803
Health Care	7.2	1,152,255
Materials	6.2	997,459
Communications	4.0	639,526
SHORT-TERM INVESTMENTS
U.S. Treasury Obligations	0.2	24,985
Money Market Deposit Accounts	0.0	180
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES	1.4	220,359
NET ASSETS	100.0%	$15,998,869

The accompanying notes are an integral part of these financial statements.

20

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.4%
Communications — 4.0%
Alphabet, Inc., 0.80%, 08/15/2027	45,000	$39,764
AT&T, Inc., 2.30%, 06/01/2027	43,000	39,374
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026	44,000	44,384
Comcast Corp., 2.35%, 01/15/2027	43,000	40,089
Cox Communications, Inc., 3.50%, 08/15/2027 (a)	42,000	39,624
Expedia Group, Inc., 4.63%, 08/01/2027	41,000	40,127
Meta Platforms, Inc., 3.50%, 08/15/2027	42,000	40,256
Netflix, Inc., 4.38%, 11/15/2026	41,000	40,339
Paramount Global, 2.90%, 01/15/2027	44,000	39,644
Rogers Communications, Inc., 3.20%, 03/15/2027	42,000	39,546
TELUS Corp., 2.80%, 02/16/2027	43,000	40,277
T-Mobile USA, Inc., 3.75%, 04/15/2027	40,000	38,342
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027	42,000	39,835
VeriSign, Inc., 4.75%, 07/15/2027	41,000	40,211
Verizon Communications, Inc., 4.13%, 03/16/2027	41,000	39,864
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	40,000	37,850
		639,526

Consumer Discretionary — 8.9%
Amazon.com, Inc., 3.15%, 08/22/2027	42,000	39,874
AutoZone, Inc., 3.75%, 06/01/2027	40,000	38,422
BMW US Capital LLC, 3.45%, 04/01/2027 (a)	40,000	38,369
BorgWarner, Inc., 2.65%, 07/01/2027	43,000	39,705
Cintas Corp. No 2, 3.70%, 04/01/2027	45,000	43,632
Darden Restaurants, Inc., 3.85%, 05/01/2027	40,000	38,411
DR Horton, Inc., 1.30%, 10/15/2026	44,000	39,809
eBay, Inc., 3.60%, 06/05/2027	42,000	40,157
ERAC USA Finance LLC, 3.30%, 12/01/2026 (a)	42,000	39,981
General Motors Financial Co., Inc., 5.00%, 04/09/2027	41,000	40,605
Harley-Davidson Financial Services, Inc., 3.05%, 02/14/2027 (a)	43,000	40,294
Hasbro, Inc., 3.55%, 11/19/2026	42,000	39,876
Home Depot, Inc., 2.13%, 09/15/2026	40,000	37,396
Honda Motor Co. Ltd., 2.53%, 03/10/2027	43,000	40,160
Hyatt Hotels Corp., 5.75%, 01/30/2027	40,000	40,507
Hyundai Capital America, 5.25%, 01/08/2027 (a)	40,000	39,857
Leland Stanford Junior University, 1.29%, 06/01/2027	45,000	40,388
Lennar Corp., 5.00%, 06/15/2027	40,000	39,669

The accompanying notes are an integral part of these financial statements.

21

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.4% (continued)
Consumer Discretionary — 8.9% (continued)
Lowe’s Cos., Inc., 3.10%, 05/03/2027	42,000	$39,708
Marriott International, Inc., 5.45%, 09/15/2026	40,000	40,178
McDonald’s Corp., 3.50%, 07/01/2027	42,000	40,223
Meritage Homes Corp., 5.13%, 06/06/2027	45,000	44,321
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)	49,600	49,613
NIKE, Inc., 2.75%, 03/27/2027	42,000	39,607
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026 (a)	45,000	40,508
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	44,000	44,622
PulteGroup, Inc., 5.00%, 01/15/2027	41,000	40,817
Snap-on, Inc., 3.25%, 03/01/2027	40,000	38,239
Southwest Airlines Co., 5.13%, 06/15/2027	41,000	40,834
Starbucks Corp., 4.85%, 02/08/2027	40,000	39,790
Tapestry, Inc., 7.00%, 11/27/2026	39,000	40,055
TJX Cos., Inc., 2.25%, 09/15/2026	42,000	39,465
Toll Brothers Finance Corp., 4.88%, 03/15/2027	41,000	40,317
Toyota Motor Credit Corp., 3.05%, 03/22/2027	42,000	39,845
VF Corp., 2.80%, 04/23/2027	43,000	39,041
		1,414,295

Consumer Staples — 7.5%
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027 (a)	42,000	40,021
Altria Group, Inc., 2.63%, 09/16/2026	42,000	39,448
BAT Capital Corp., 3.56%, 08/15/2027	42,000	39,705
Cargill, Inc., 3.63%, 04/22/2027 (a)	40,000	38,493
Church & Dwight Co., Inc., 3.15%, 08/01/2027	42,000	39,585
Coca-Cola Co., 1.45%, 06/01/2027	44,000	39,823
Colgate-Palmolive Co., 3.10%, 08/15/2027	42,000	40,112
Conagra Brands, Inc., 5.30%, 10/01/2026	40,000	40,009
Conopco, Inc., 7.25%, 12/15/2026	40,000	42,325
Constellation Brands, Inc., 4.35%, 05/09/2027	40,000	39,120
Costco Wholesale Corp., 1.38%, 06/20/2027	45,000	40,482
Dollar General Corp., 3.88%, 04/15/2027	40,000	38,482
Estee Lauder Cos., Inc., 3.15%, 03/15/2027	42,000	40,039
Flowers Foods, Inc., 3.50%, 10/01/2026	40,000	38,317
General Mills, Inc., 3.20%, 02/10/2027	42,000	39,920
Ingredion, Inc., 3.20%, 10/01/2026	40,000	38,158
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.50%, 01/15/2027	43,000	39,450

The accompanying notes are an integral part of these financial statements.

22

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.4% (continued)
Consumer Staples — 7.5% (continued)
Keurig Dr Pepper, Inc., 3.43%, 06/15/2027	40,000	$38,082
Kraft Heinz Foods Co., 3.88%, 05/15/2027	48,000	46,361
Kroger Co., 2.65%, 10/15/2026	42,000	39,475
McCormick & Co., Inc., 3.40%, 08/15/2027	42,000	39,786
Mondelez International, Inc., 2.63%, 03/17/2027	43,000	40,113
PepsiCo, Inc., 2.38%, 10/06/2026	42,000	39,573
Philip Morris International, Inc., 4.75%, 02/12/2027	40,000	39,503
Procter & Gamble Co., 1.90%, 02/01/2027	43,000	39,835
Smithfield Foods, Inc., 4.25%, 02/01/2027 (a)	42,000	40,187
Sysco Corp., 3.25%, 07/15/2027	42,000	39,632
Target Corp., 1.95%, 01/15/2027	43,000	39,763
Tyson Foods, Inc., 3.55%, 06/02/2027	42,000	39,807
Walmart, Inc., 1.05%, 09/17/2026	44,000	40,197
		1,195,803

Energy — 8.7%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/2026	43,000	39,658
Boardwalk Pipelines LP, 4.45%, 07/15/2027	41,000	39,960
BP Capital Markets America, Inc., 3.02%, 01/16/2027	42,000	39,904
Canadian Natural Resources Ltd., 3.85%, 06/01/2027	40,000	38,337
Cenovus Energy, Inc., 4.25%, 04/15/2027	40,000	38,746
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	40,000	39,818
Chevron Corp., 2.00%, 05/11/2027	43,000	39,557
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	44,000	40,380
Coterra Energy, Inc., 3.90%, 05/15/2027	40,000	38,468
DCP Midstream Operating LP, 5.63%, 07/15/2027	40,000	40,135
Diamondback Energy, Inc., 3.25%, 12/01/2026	40,000	38,234
Enbridge, Inc., 5.90%, 11/15/2026	44,000	44,823
Energy Transfer LP, 6.05%, 12/01/2026	40,000	40,708
Enterprise Products Operating LLC, 4.60%, 01/11/2027	40,000	39,710
Equinor ASA, 3.00%, 04/06/2027	42,000	39,734
Exxon Mobil Corp., 3.29%, 03/19/2027	40,000	38,534
Hess Corp., 4.30%, 04/01/2027	41,000	39,999
HF Sinclair Corp., 6.38%, 04/15/2027 (a)	45,000	45,078
Kinder Morgan, Inc., 1.75%, 11/15/2026	44,000	40,185
Marathon Oil Corp., 4.40%, 07/15/2027	41,000	39,830
Marathon Petroleum Corp., 5.13%, 12/15/2026	41,000	40,955
MPLX LP, 4.13%, 03/01/2027	41,000	39,755

The accompanying notes are an integral part of these financial statements.

23

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.4% (continued)
Energy — 8.7% (continued)
NGPL PipeCo LLC, 4.88%, 08/15/2027 (a)	41,000	$40,022
Occidental Petroleum Corp., 8.50%, 07/15/2027	37,000	40,135
ONEOK, Inc., 5.55%, 11/01/2026	44,000	44,327
Phillips 66 Co., 3.55%, 10/01/2026	40,000	38,384
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/2026	41,000	40,213
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	40,000	39,702
Shell International Finance BV, 2.50%, 09/12/2026	42,000	39,664
Targa Resources Corp., 5.20%, 07/01/2027	40,000	39,802
TC PipeLines LP, 3.90%, 05/25/2027	40,000	38,155
Transcanada Trust, 5.30% to 03/15/2027 then 3 mo. LIBOR US + 3.21%, 03/15/2077	44,000	40,459
Valero Energy Corp., 3.40%, 09/15/2026	40,000	38,216
Williams Cos., Inc., 3.75%, 06/15/2027	40,000	38,280
Woodside Finance Ltd., 3.70%, 09/15/2026 (a)	40,000	38,207
		1,398,074

Financials — 31.9%(b)
Aflac, Inc., 2.88%, 10/15/2026	42,000	39,674
Air Lease Corp., 2.20%, 01/15/2027	44,000	40,339
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	40,000	38,586
Allstate Corp., 3.28%, 12/15/2026	42,000	40,022
Ally Financial, Inc., 4.75%, 06/09/2027	40,000	38,853
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	40,000	38,475
American Express Credit Corp., 3.30%, 05/03/2027	42,000	39,875
American Tower Corp., 3.38%, 10/15/2026	40,000	38,152
Ameriprise Financial, Inc., 2.88%, 09/15/2026	42,000	39,861
Andrew W Mellon Foundation, 0.95%, 08/01/2027	45,000	39,404
Aon Corp. / Aon Global Holdings PLC, 2.85%, 05/28/2027	43,000	40,063
Arch Capital Finance LLC, 4.01%, 12/15/2026	40,000	38,573
Ares Capital Corp., 7.00%, 01/15/2027	39,000	39,777
Athene Global Funding, 2.95%, 11/12/2026 (a)	43,000	39,848
AvalonBay Communities, Inc., 3.35%, 05/15/2027	42,000	39,826
Aviation Capital Group LLC, 1.95%, 09/20/2026 (a)	44,000	40,037
Avolon Holdings Funding Ltd., 3.25%, 02/15/2027 (a)	43,000	39,731
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/2026	44,000	40,066
Bank of America Corp., 4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	40,000	39,603
Bank of Montreal, 1.25%, 09/15/2026	44,000	40,025
Bank of New York Mellon Corp., 2.05%, 01/26/2027	43,000	39,733
Bank of Nova Scotia/The, 5.35%, 12/07/2026	39,000	39,142

The accompanying notes are an integral part of these financial statements.

24

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.4% (continued)
Financials — 31.9%(b) (continued)
Barings BDC, Inc., 3.30%, 11/23/2026	43,000	$39,264
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	42,000	39,352
BlackRock, Inc., 3.20%, 03/15/2027	40,000	38,268
Blackstone Private Credit Fund, 2.63%, 12/15/2026	45,000	40,649
Blackstone Secured Lending Fund, 2.75%, 09/16/2026	43,000	39,457
Blue Owl Capital Corp., 2.63%, 01/15/2027	45,000	40,791
Blue Owl Capital Corp. II, 8.45%, 11/15/2026 (a)	38,000	38,987
Blue Owl Capital Corp. III, 3.13%, 04/13/2027	44,000	39,837
Blue Owl Credit Income Corp., 4.70%, 02/08/2027	42,000	39,548
Blue Owl Technology Finance Corp., 2.50%, 01/15/2027	46,000	40,472
Boston Properties LP, 2.75%, 10/01/2026	43,000	39,801
Brighthouse Financial, Inc., 3.70%, 06/22/2027	43,000	40,538
Brixmor Operating Partnership LP, 3.90%, 03/15/2027	40,000	38,148
Camden Property Trust, 5.85%, 11/03/2026	39,000	39,828
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	40,000	38,142
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (a)	40,000	37,895
Capital One Financial Corp., 4.93% to 05/10/2027 then SOFR + 2.06%, 05/10/2028	41,000	40,115
Cboe Global Markets, Inc., 3.65%, 01/12/2027	40,000	38,735
Charles Schwab Corp., 2.45%, 03/03/2027	43,000	39,858
Citadel LP, 4.88%, 01/15/2027 (a)	41,000	39,808
CNA Financial Corp., 3.45%, 08/15/2027	42,000	39,778
Commonwealth Bank of Australia, 2.55%, 03/14/2027 (a)	43,000	40,080
Corebridge Financial, Inc., 3.65%, 04/05/2027	42,000	39,853
Crown Castle, Inc., 2.90%, 03/15/2027	43,000	40,033
CubeSmart LP, 3.13%, 09/01/2026	42,000	39,709
Digital Realty Trust LP, 3.70%, 08/15/2027	42,000	40,068
Discover Financial Services, 4.10%, 02/09/2027	42,000	40,282
Eaton Vance Corp., 3.50%, 04/06/2027	40,000	38,100
Enstar Finance LLC, 5.50% to 01/15/2027 then 5 yr. CMT Rate + 4.01%, 01/15/2042	47,000	42,329
EPR Properties, 4.50%, 06/01/2027	42,000	39,701
Equinix, Inc., 2.90%, 11/18/2026	42,000	39,541
Equitable Financial Life Global Funding, 1.40%, 08/27/2027 (a)	46,000	39,807
ERP Operating LP, 2.85%, 11/01/2026	42,000	39,635
Essex Portfolio LP, 3.63%, 05/01/2027	42,000	39,837
F&G Global Funding, 2.30%, 04/11/2027 (a)	44,000	39,396
Federal Realty OP LP, 3.25%, 07/15/2027	43,000	40,064
Fidelity National Information Services, Inc., 4.70%, 07/15/2027	40,000	39,703
Fiserv, Inc., 2.25%, 06/01/2027	44,000	40,249

The accompanying notes are an integral part of these financial statements.

25

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.4% (continued)
Financials — 31.9%(b) (continued)
FS KKR Capital Corp., 3.25%, 07/15/2027	44,000	$39,941
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/2026 (a)	41,000	39,030
GATX Corp., 3.25%, 09/15/2026	40,000	38,041
Global Payments, Inc., 2.15%, 01/15/2027	44,000	40,381
Goldman Sachs Group, Inc., 1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027	44,000	40,280
Golub Capital BDC, Inc., 2.05%, 02/15/2027	46,000	40,561
Guardian Life Global Funding, 1.40%, 07/06/2027 (a)	45,000	39,936
Healthcare Realty Holdings LP, 3.75%, 07/01/2027	42,000	39,415
Healthpeak OP LLC, 1.35%, 02/01/2027	45,000	40,475
Hercules Capital, Inc., 3.38%, 01/20/2027	43,000	39,007
Highwoods Realty LP, 3.88%, 03/01/2027	43,000	40,369
Jackson Financial, Inc., 5.17%, 06/08/2027	41,000	40,733
Jefferies Financial Group, Inc., 4.85%, 01/15/2027	41,000	40,717
KeyCorp, 2.25%, 04/06/2027	45,000	40,195
Kimco Realty OP LLC, 2.80%, 10/01/2026	42,000	39,372
Kite Realty Group LP, 4.00%, 10/01/2026	41,000	38,827
Lazard Group LLC, 3.63%, 03/01/2027	40,000	37,891
Lincoln National Corp., 3.63%, 12/12/2026	40,000	38,180
M&T Bank Corp., 0.00% to 08/16/2027 then SOFR + 1.78%, 08/16/2028	42,000	40,057
Macquarie Group Ltd., 1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (a)	45,000	40,647
Manulife Financial Corp., 2.48%, 05/19/2027	43,000	39,886
Mastercard, Inc., 3.30%, 03/26/2027	40,000	38,372
Mercury General Corp., 4.40%, 03/15/2027	40,000	38,170
Mid-America Apartments LP, 3.60%, 06/01/2027	40,000	38,220
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	42,000	40,156
New York Life Global Funding, 5.45%, 09/18/2026 (a)	40,000	40,364
NNN REIT, Inc., 3.60%, 12/15/2026	42,000	39,976
Northern Trust Corp., 4.00%, 05/10/2027	48,000	46,635
Northwestern Mutual Global Funding, 1.75%, 01/11/2027 (a)	44,000	40,215
Oaktree Specialty Lending Corp., 2.70%, 01/15/2027	45,000	40,064
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	40,000	38,466
ORIX Corp., 3.70%, 07/18/2027	42,000	40,158
PayPal Holdings, Inc., 2.65%, 10/01/2026	40,000	37,698
Penske Truck Leasing Co. Lp / PTL Finance Corp., 4.40%, 07/01/2027 (a)	41,000	39,784
Physicians Realty LP, 4.30%, 03/15/2027	40,000	38,931
PNC Financial Services Group, Inc., 6.62% to 10/20/2026 then SOFR + 1.73%, 10/20/2027	39,000	40,062
Principal Financial Group, Inc., 3.10%, 11/15/2026	42,000	39,822
Progressive Corp., 2.50%, 03/15/2027	42,000	39,093

The accompanying notes are an integral part of these financial statements.

26

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.4% (continued)
Financials — 31.9%(b) (continued)
Prologis LP, 2.13%, 04/15/2027	43,000	$39,489
Prospect Capital Corp., 3.36%, 11/15/2026	44,000	39,647
Public Storage Operating Co., 1.50%, 11/09/2026	44,000	40,165
Radian Group, Inc., 4.88%, 03/15/2027	40,000	38,803
Realty Income Corp., 4.13%, 10/15/2026	41,000	39,915
Regency Centers LP, 3.60%, 02/01/2027	42,000	40,110
Reinsurance Group of America, Inc., 3.95%, 09/15/2026	40,000	38,906
Reliance Standard Life Global Funding II, 1.51%, 09/28/2026 (a)	45,000	40,126
RenaissanceRe Finance, Inc., 3.45%, 07/01/2027	43,000	40,654
Royal Bank of Canada, 4.88%, 01/19/2027	40,000	39,816
Sammons Financial Group, Inc., 4.45%, 05/12/2027 (a)	42,000	39,769
Santander Holdings USA, Inc., 4.40%, 07/13/2027	42,000	40,266
SBL Holdings, Inc., 5.13%, 11/13/2026 (a)	43,000	40,325
Scentre Group Trust 1 / Scentre Group Trust 2, 3.75%, 03/23/2027 (a)	40,000	38,044
Simon Property Group LP, 3.38%, 06/15/2027	42,000	39,853
SiriusPoint Ltd., 4.60%, 11/01/2026 (a)	42,000	39,710
SITE Centers Corp., 4.70%, 06/01/2027	41,000	40,321
State Street Corp., 2.20% to 02/07/2027 then SOFR + 0.73%, 02/07/2028	43,000	39,639
Tanger Properties LP, 3.13%, 09/01/2026	43,000	40,134
Toronto-Dominion Bank, 4.11%, 06/08/2027	41,000	39,839
Truist Financial Corp., 4.12% to 06/06/2027 then SOFR + 1.37%, 06/06/2028	40,000	38,512
UDR, Inc., 3.50%, 07/01/2027	42,000	39,434
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028	41,000	40,029
Ventas Realty LP, 3.25%, 10/15/2026	42,000	39,650
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (a)	40,000	38,265
Visa, Inc., 1.90%, 04/15/2027	43,000	39,619
WEA Finance LLC, 2.88%, 01/15/2027 (a)	45,000	40,881
Welltower OP LLC, 2.70%, 02/15/2027	43,000	40,186
Westpac Banking Corp., 4.04%, 08/26/2027	40,000	39,147
Willis North America, Inc., 4.65%, 06/15/2027	41,000	40,239
WP Carey, Inc., 4.25%, 10/01/2026	41,000	39,896
		5,118,839

Health Care — 7.2%
Abbott Laboratories, 3.75%, 11/30/2026	42,000	40,892
AbbVie, Inc., 2.95%, 11/21/2026	42,000	39,823
Agilent Technologies, Inc., 3.05%, 09/22/2026	40,000	38,046
Amgen, Inc., 2.20%, 02/21/2027	43,000	39,653

The accompanying notes are an integral part of these financial statements.

27

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.4% (continued)
Health Care — 7.2% (continued)
Astrazeneca Finance LLC, 4.80%, 02/26/2027	40,000	$39,938
Baxter International, Inc., 1.92%, 02/01/2027	44,000	40,024
Becton Dickinson & Co., 3.70%, 06/06/2027	42,000	40,265
Bio-Rad Laboratories, Inc., 3.30%, 03/15/2027	42,000	39,605
Bristol-Myers Squibb Co., 4.90%, 02/22/2027	40,000	39,955
Cardinal Health, Inc., 3.41%, 06/15/2027	42,000	39,824
Cigna Group, 3.40%, 03/01/2027	40,000	38,084
CSL Finance PLC, 3.85%, 04/27/2027 (a)	40,000	38,521
CVS Health Corp., 1.30%, 08/21/2027	45,000	39,564
Eli Lilly & Co., 4.50%, 02/09/2027	40,000	39,844
Gilead Sciences, Inc., 2.95%, 03/01/2027	42,000	39,681
HCA, Inc., 5.38%, 09/01/2026	40,000	39,885
Humana, Inc., 1.35%, 02/03/2027	45,000	40,350
Johnson & Johnson, 2.95%, 03/03/2027	40,000	38,261
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	42,000	39,931
Merck & Co., Inc., 1.70%, 06/10/2027	44,000	39,858
Novartis Capital Corp., 2.00%, 02/14/2027	43,000	39,854
Pfizer, Inc., 3.00%, 12/15/2026	42,000	40,060
Providence St Joseph Health Obligated Group, 2.75%, 10/01/2026	42,000	39,322
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	40,000	38,102
SSM Health Care Corp., 3.82%, 06/01/2027	40,000	38,494
Thermo Fisher Scientific, Inc., 5.00%, 12/05/2026	45,000	45,111
UnitedHealth Group, Inc., 3.45%, 01/15/2027	40,000	38,600
Universal Health Services, Inc., 1.65%, 09/01/2026	44,000	40,004
Viatris, Inc., 2.30%, 06/22/2027	45,000	40,704
		1,152,255

Industrials — 8.3%
3M Co., 2.25%, 09/19/2026	43,000	40,064
Boeing Co., 5.04%, 05/01/2027	41,000	40,614
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	42,000	40,075
Canadian Pacific Railway Co., 1.75%, 12/02/2026	43,000	39,433
Carrier Global Corp., 2.49%, 02/15/2027	43,000	39,935
Caterpillar Financial Services Corp., 3.60%, 08/12/2027	41,000	39,484
CSX Corp., 3.25%, 06/01/2027	42,000	39,871
Emerson Electric Co., 0.88%, 10/15/2026	45,000	40,703
General Dynamics Corp., 3.50%, 04/01/2027	40,000	38,490
Hexcel Corp., 4.20%, 02/15/2027	41,000	39,073

The accompanying notes are an integral part of these financial statements.

28

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.4% (continued)
Industrials — 8.3% (continued)
Honeywell International, Inc., 2.50%, 11/01/2026	42,000	$39,585
Howmet Aerospace, Inc., 5.90%, 02/01/2027	44,000	44,421
Hubbell, Inc., 3.15%, 08/15/2027	43,000	40,344
Illinois Tool Works, Inc., 2.65%, 11/15/2026	42,000	39,920
John Deere Capital Corp., 4.50%, 01/08/2027	40,000	39,691
Keysight Technologies, Inc., 4.60%, 04/06/2027	41,000	40,357
L3Harris Technologies, Inc., 5.40%, 01/15/2027	41,000	41,255
Lennox International, Inc., 1.70%, 08/01/2027	45,000	40,289
Norfolk Southern Corp., 7.80%, 05/15/2027	40,000	43,286
Northrop Grumman Corp., 3.20%, 02/01/2027	42,000	40,016
Otis Worldwide Corp., 2.29%, 04/05/2027	43,000	39,786
PACCAR Financial Corp., 5.20%, 11/09/2026	44,000	44,376
Parker-Hannifin Corp., 3.25%, 03/01/2027	40,000	38,035
RTX Corp., 5.75%, 11/08/2026	44,000	44,628
Ryder System, Inc., 2.85%, 03/01/2027	42,000	39,353
Textron, Inc., 3.65%, 03/15/2027	40,000	38,265
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/2027 (a)	42,000	39,567
Tyco Electronics Group SA, 3.13%, 08/15/2027	42,000	39,657
Union Pacific Corp., 2.15%, 02/05/2027	43,000	39,906
United Parcel Service, Inc., 2.40%, 11/15/2026	42,000	39,575
Veralto Corp., 5.50%, 09/18/2026 (a)	40,000	40,172
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/2026	42,000	39,938
Xylem, Inc., 3.25%, 11/01/2026	40,000	38,198
		1,328,362

Materials — 6.2%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	43,000	39,311
Albemarle Corp., 4.65%, 06/01/2027	41,000	40,265
Bayport Polymers LLC, 4.74%, 04/14/2027 (a)	40,000	37,915
Berry Global, Inc., 1.65%, 01/15/2027	45,000	40,523
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2026	40,000	40,248
CCL Industries, Inc., 3.25%, 10/01/2026 (a)	42,000	39,585
Celanese US Holdings LLC, 6.17%, 07/15/2027	39,000	39,593
CF Industries, Inc., 4.50%, 12/01/2026 (a)	45,000	43,855
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3.40%, 12/01/2026 (a)	42,000	40,018
Ecolab, Inc., 2.70%, 11/01/2026	40,000	37,966
FMC Corp., 3.20%, 10/01/2026	42,000	39,350
Georgia-Pacific LLC, 2.10%, 04/30/2027 (a)	44,000	40,241

The accompanying notes are an integral part of these financial statements.

29

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.4% (continued)
Materials — 6.2% (continued)
Glencore Funding LLC, 4.00%, 03/27/2027 (a)	40,000	$38,487
Kinross Gold Corp., 4.50%, 07/15/2027	41,000	39,846
LYB International Finance II BV, 3.50%, 03/02/2027	40,000	38,116
Martin Marietta Materials, Inc., 3.45%, 06/01/2027	42,000	40,109
Nucor Corp., 4.30%, 05/23/2027	41,000	40,085
Nutrien Ltd., 4.00%, 12/15/2026	45,000	43,575
RPM International, Inc., 3.75%, 03/15/2027	40,000	38,163
Sealed Air Corp., 1.57%, 10/15/2026 (a)	45,000	40,498
Sherwin-Williams Co., 3.45%, 06/01/2027	42,000	40,000
Sonoco Products Co., 2.25%, 02/01/2027	44,000	40,405
Steel Dynamics, Inc., 5.00%, 12/15/2026	41,000	40,681
Suzano International Finance BV, 5.50%, 01/17/2027	40,000	39,889
Vulcan Materials Co., 3.90%, 04/01/2027	40,000	38,735
		997,459

Technology — 7.7%
Adobe, Inc., 2.15%, 02/01/2027	43,000	40,025
Analog Devices, Inc., 3.50%, 12/05/2026	45,000	43,465
Apple, Inc., 3.35%, 02/09/2027	40,000	38,482
Applied Materials, Inc., 3.30%, 04/01/2027	40,000	38,286
Autodesk, Inc., 3.50%, 06/15/2027	40,000	38,285
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	40,000	38,651
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	43,000	39,826
CGI, Inc., 1.45%, 09/14/2026	44,000	39,873
Cisco Systems, Inc., 4.80%, 02/26/2027	40,000	40,033
Dell International LLC / EMC Corp., 4.90%, 10/01/2026	41,000	40,624
DXC Technology Co., 1.80%, 09/15/2026	44,000	39,948
FactSet Research Systems, Inc., 2.90%, 03/01/2027	40,000	37,276
HP, Inc., 3.00%, 06/17/2027	43,000	40,158
Intel Corp., 3.75%, 08/05/2027	41,000	39,527
Intuit, Inc., 5.25%, 09/15/2026	40,000	40,338
Jabil, Inc., 4.25%, 05/15/2027	40,000	38,605
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	44,000	40,176
Micron Technology, Inc., 4.19%, 02/15/2027	42,000	40,829
Microsoft Corp., 3.30%, 02/06/2027	45,000	43,463
NetApp, Inc., 2.38%, 06/22/2027	43,000	39,411
Nokia Oyj, 4.38%, 06/12/2027	40,000	38,333
NVIDIA Corp., 3.20%, 09/16/2026	40,000	38,558

The accompanying notes are an integral part of these financial statements.

30

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.4% (continued)
Technology — 7.7% (continued)
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.40%, 06/01/2027	41,000	$40,023
Oracle Corp., 2.80%, 04/01/2027	43,000	40,108
QUALCOMM, Inc., 3.25%, 05/20/2027	42,000	40,047
Roper Technologies, Inc., 3.80%, 12/15/2026	42,000	40,619
S&P Global, Inc., 2.45%, 03/01/2027	43,000	40,087
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	40,000	38,249
Texas Instruments, Inc., 4.60%, 02/08/2027	40,000	39,866
VMware LLC, 3.90%, 08/21/2027	42,000	40,036
Workday, Inc., 3.50%, 04/01/2027	40,000	38,115
		1,231,322

Utilities — 8.0%
AEP Transmission Co. LLC, 3.10%, 12/01/2026	40,000	38,096
Ameren Corp., 5.70%, 12/01/2026	44,000	44,500
APA Infrastructure Ltd., 4.25%, 07/15/2027 (a)	42,000	40,987
Atmos Energy Corp., 3.00%, 06/15/2027	41,000	38,554
Black Hills Corp., 3.15%, 01/15/2027	42,000	39,745
Boston Gas Co., 3.15%, 08/01/2027 (a)	43,000	39,921
CenterPoint Energy Houston Electric LLC, 3.00%, 02/01/2027	42,000	39,833
CMS Energy Corp., 3.45%, 08/15/2027	42,000	39,789
DTE Energy Co., 2.85%, 10/01/2026	40,000	37,672
Duke Energy Corp., 2.65%, 09/01/2026	42,000	39,512
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (a)	43,000	40,029
Edison International, 5.75%, 06/15/2027	40,000	40,373
Entergy Corp., 2.95%, 09/01/2026	42,000	39,858
Evergy Kansas Central, Inc., 3.10%, 04/01/2027	42,000	39,587
Exelon Corp., 2.75%, 03/15/2027	43,000	40,000
Fortis, Inc., 3.06%, 10/04/2026	42,000	39,674
Georgia Power Co., 5.00%, 02/23/2027	40,000	39,907
MidAmerican Energy Co., 3.10%, 05/01/2027	42,000	39,721
Monongahela Power Co., 3.55%, 05/15/2027 (a)	42,000	39,830
National Fuel Gas Co., 5.50%, 10/01/2026	45,000	44,930
National Rural Utilities Cooperative Finance Corp., 4.80%, 02/05/2027	40,000	39,801
New York State Electric & Gas Corp., 3.25%, 12/01/2026 (a)	42,000	39,565
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	42,000	39,969
NiSource, Inc., 3.49%, 05/15/2027	42,000	39,915
NSTAR Electric Co., 3.20%, 05/15/2027	42,000	40,034
Pacific Gas and Electric Co., 3.30%, 03/15/2027	43,000	40,301

The accompanying notes are an integral part of these financial statements.

31

F/m 3-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Concluded)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.4% (continued)
Utilities — 8.0% (continued)
Public Service Electric and Gas Co., 3.00%, 05/15/2027	42,000	$39,688
Sempra, 3.25%, 06/15/2027	40,000	37,637
Virginia Electric and Power Co., 3.50%, 03/15/2027	40,000	38,304
Vistra Operations Co. LLC, 3.70%, 01/30/2027 (a)	42,000	39,726
WEC Energy Group, Inc., 5.60%, 09/12/2026	40,000	40,390
Xcel Energy, Inc., 1.75%, 03/15/2027	44,000	39,562
		1,277,410
TOTAL CORPORATE BONDS (Cost $15,896,269)		15,753,345

SHORT-TERM INVESTMENTS — 0.2%
U.S. Treasury Bills — 0.2%
5.26%, 03/05/2024(c)	25,000	$24,985
TOTAL SHORT-TERM INVESTMENTS (Cost $24,985)		24,985

TOTAL INVESTMENTS — 98.6% (Cost $15,921,254)		$15,778,330
Money Market Deposit Account — 0.0%(d)(e)		180
Other Assets in Excess of Liabilities — 1.4%		220,359
TOTAL NET ASSETS — 100.0%		$15,998,869

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate

PLC - Public Limited Company

SA - Sociedad Anónima

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $2,082,236 or 13.0% of the Fund’s net assets.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown is the effective yield.

(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

(e)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

32

F/m 10-Year Investment Grade Corporate Bond ETF

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2024 (UNAUDITED)

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	VALUE

CORPORATE BONDS
Financials	29.3%	$4,055,722
Utilities	13.9	1,934,631
Industrials	10.3	1,441,787
Health Care	8.8	1,218,950
Energy	8.7	1,214,497
Materials	6.3	861,624
Consumer Staples	5.7	789,772
Technology	5.7	788,910
Consumer Discretionary	5.5	764,424
Communications	4.1	569,263
SHORT-TERM INVESTMENTS
Money Market Deposit Accounts	0.0	5,955
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES	1.7	238,155
NET ASSETS	100.0%	$13,883,691

The accompanying notes are an integral part of these financial statements.

33

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.3%
Communications — 4.1%
AT&T, Inc., 2.55%, 12/01/2033	88,000	$69,408
Bell Telephone Co. of Canada or Bell Canada, 5.20%, 02/15/2034	73,000	72,029
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.65%, 02/01/2034	71,000	71,244
Comcast Corp., 4.20%, 08/15/2034	78,000	71,717
Fox Corp., 6.50%, 10/13/2033	68,000	71,420
Rogers Communications, Inc., 5.30%, 02/15/2034	73,000	71,648
T-Mobile USA, Inc., 5.15%, 04/15/2034	73,000	71,881
Verizon Communications, Inc., 6.40%, 09/15/2033	65,000	69,916
		569,263

Consumer Discretionary — 5.5%
American Honda Finance Corp., 4.90%, 01/10/2034	74,000	72,118
AutoZone, Inc., 6.55%, 11/01/2033	66,000	71,299
Darden Restaurants, Inc., 6.30%, 10/10/2033	68,000	71,030
ERAC USA Finance LLC, 6.70%, 06/01/2034 (a)	44,000	48,473
General Motors Financial Co., Inc., 6.10%, 01/07/2034	71,000	71,777
Genuine Parts Co., 6.88%, 11/01/2033	65,000	71,019
Marriott International, Inc., 5.30%, 05/15/2034	73,000	71,839
Starbucks Corp., 5.00%, 02/15/2034	73,000	71,841
Tapestry, Inc., 7.85%, 11/27/2033	66,000	71,395
Toyota Motor Credit Corp., 4.80%, 01/05/2034	74,000	72,172
Whirlpool Corp., 5.75%, 03/01/2034	72,000	71,461
		764,424

Consumer Staples — 5.7%
Alimentation Couche-Tard, Inc., 5.27%, 02/12/2034 (a)	72,000	71,329
Altria Group, Inc., 6.88%, 11/01/2033	66,000	71,305
BAT Capital Corp., 6.00%, 02/20/2034	72,000	71,228
Estee Lauder Cos., Inc., 5.00%, 02/14/2034	73,000	71,722
J M Smucker Co., 6.20%, 11/15/2033	68,000	71,874
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 6.75%, 03/15/2034 (a)	69,000	71,070
Mars, Inc., 3.60%, 04/01/2034 (a)	83,000	73,126
Philip Morris International, Inc., 5.25%, 02/13/2034	73,000	71,321
Procter & Gamble Co., 4.55%, 01/29/2034	74,000	72,960

The accompanying notes are an integral part of these financial statements.

34

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.3% (continued)
Consumer Staples — 5.7% (continued)
Sysco Corp., 6.00%, 01/17/2034	68,000	$71,663
Tyson Foods, Inc., 4.88%, 08/15/2034	76,000	72,174
		789,772

Energy — 8.7%
Boardwalk Pipelines LP, 5.63%, 08/01/2034	72,000	71,422
BP Capital Markets America, Inc., 4.89%, 09/11/2033	73,000	71,593
Cheniere Energy Partners LP, 5.95%, 06/30/2033	72,000	72,892
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/2033 (a)	69,000	70,849
ConocoPhillips Co., 5.05%, 09/15/2033	71,000	70,780
Enbridge, Inc., 8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084	66,000	70,377
Energy Transfer LP, 6.55%, 12/01/2033	68,000	72,128
Enterprise Products Operating LLC, 4.85%, 01/31/2034	73,000	71,107
EQT Corp., 5.75%, 02/01/2034	74,000	72,787
Kinder Morgan, Inc., 5.40%, 02/01/2034	73,000	71,782
ONEOK, Inc., 6.05%, 09/01/2033	68,000	70,081
Ovintiv, Inc., 6.50%, 08/15/2034	69,000	72,315
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	67,000	70,987
Santos Finance Ltd., 6.88%, 09/19/2033 (a)	68,000	70,811
Targa Resources Corp., 6.50%, 03/30/2034	67,000	70,960
TransCanada PipeLines Ltd., 4.63%, 03/01/2034	77,000	71,375
Williams Cos., Inc., 5.15%, 03/15/2034	74,000	72,251
		1,214,497

Financials — 29.3%(b)
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/2034	86,000	69,488
American Homes 4 Rent LP, 5.50%, 02/01/2034	74,000	72,571
American Tower Corp., 5.90%, 11/15/2033	69,000	70,765
Apollo Global Management, Inc., 6.38%, 11/15/2033	67,000	71,931
Arch Capital Group Ltd., 7.35%, 05/01/2034	64,000	71,944
Arthur J Gallagher & Co., 5.45%, 07/15/2034	72,000	71,736
Athene Holding Ltd., 5.88%, 01/15/2034	73,000	72,419
AvalonBay Communities, Inc., 5.30%, 12/07/2033	72,000	72,201
Bank of America Corp., 5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035	73,000	72,788
Bank of New York Mellon Corp., 6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	66,000	71,594
Bank of Nova Scotia, 5.65%, 02/01/2034	71,000	72,071
Boston Properties LP, 2.45%, 10/01/2033	90,000	66,353
Brixmor Operating Partnership LP, 5.50%, 02/15/2034	74,000	72,039

The accompanying notes are an integral part of these financial statements.

35

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.3% (continued)
Financials — 29.3%(b) (continued)
Brookfield Finance, Inc., 6.35%, 01/05/2034	68,000	$71,453
Camden Property Trust, 4.90%, 01/15/2034	74,000	71,178
Canadian Imperial Bank of Commerce, 6.09%, 10/03/2033	68,000	70,585
Capital One Financial Corp., 6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035	71,000	71,712
CBRE Services, Inc., 5.95%, 08/15/2034	71,000	71,651
Citigroup, Inc., 5.83% to 02/13/2034 then SOFR + 2.06%, 02/13/2035	73,000	71,421
CNA Financial Corp., 5.13%, 02/15/2034	74,000	71,551
COPT Defense Properties LP, 2.90%, 12/01/2033	90,000	68,655
Corebridge Financial, Inc., 5.75%, 01/15/2034	72,000	71,784
Crown Castle, Inc., 5.80%, 03/01/2034	71,000	71,957
Discover Financial Services, 7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034	63,000	70,565
Extra Space Storage LP, 5.40%, 02/01/2034	74,000	72,539
Fairfax Financial Holdings Ltd., 6.00%, 12/07/2033 (a)	72,000	72,333
GATX Corp., 6.90%, 05/01/2034	66,000	71,742
GLP Capital LP / GLP Financing II, Inc., 6.75%, 12/01/2033	69,000	71,599
Goldman Sachs Group, Inc., 6.56% to 10/24/2033 then SOFR + 1.95%, 10/24/2034	66,000	71,096
Highwoods Realty LP, 7.65%, 02/01/2034	66,000	70,882
Huntington Bancshares, Inc., 5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035	72,000	71,040
Invitation Homes Operating Partnership LP, 2.70%, 01/15/2034	88,000	68,514
JPMorgan Chase & Co., 5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035	73,000	72,608
Kilroy Realty LP, 2.65%, 11/15/2033	103,000	75,000
Kimco Realty OP LLC, 6.40%, 03/01/2034	68,000	71,556
Kite Realty Group LP, 5.50%, 03/01/2034	74,000	72,310
Macquarie Group Ltd., 6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (a)	69,000	71,394
Marsh & McLennan Cos., Inc., 5.40%, 09/15/2033	70,000	71,210
MetLife, Inc., 6.38%, 06/15/2034	67,000	72,284
Mid-America Apartments LP, 5.00%, 03/15/2034	74,000	72,010
Morgan Stanley, 5.47% to 01/18/2034 then SOFR + 1.73%, 01/18/2035	73,000	72,913
Nasdaq, Inc., 5.55%, 02/15/2034	72,000	72,487
New York Life Global Funding, 5.00%, 01/09/2034 (a)	74,000	72,673
NNN REIT, Inc., 5.60%, 10/15/2033	71,000	70,805
Pacific LifeCorp, 6.60%, 09/15/2033 (a)	44,000	47,370
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	65,000	70,414
Prologis LP, 5.00%, 03/15/2034	74,000	72,722
Realty Income Corp., 5.13%, 02/15/2034	75,000	72,563
Regency Centers LP, 5.25%, 01/15/2034	74,000	72,317
Reinsurance Group of America, Inc., 6.00%, 09/15/2033	68,000	69,825
Royal Bank of Canada, 5.15%, 02/01/2034	74,000	72,869

The accompanying notes are an integral part of these financial statements.

36

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.3% (continued)
Financials — 29.3%(b) (continued)
Simon Property Group LP, 6.25%, 01/15/2034	68,000	$71,655
State Street Corp., 6.12% to 11/21/2033 then SOFR + 1.96%, 11/21/2034	69,000	71,322
Truist Financial Corp., 5.71% to 01/24/2034 then SOFR + 1.92%, 01/24/2035	73,000	72,272
US Bancorp, 5.68% to 01/23/2034 then SOFR + 1.86%, 01/23/2035	72,000	71,833
Wells Fargo & Co., 6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034	67,000	71,255
Westpac Banking Corp., 6.82%, 11/17/2033	67,000	71,898
		4,055,722

Health Care — 8.8%
Astrazeneca Finance LLC, 5.00%, 02/26/2034	72,000	72,242
Becton Dickinson & Co., 5.11%, 02/08/2034	73,000	71,729
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	72,000	72,586
Cardinal Health, Inc., 5.45%, 02/15/2034	72,000	72,023
Cencora, Inc., 5.13%, 02/15/2034	73,000	71,658
Cigna Group, 5.25%, 02/15/2034	73,000	72,135
Eli Lilly & Co., 4.70%, 02/09/2034	73,000	72,060
Gilead Sciences, Inc., 5.25%, 10/15/2033	70,000	70,816
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/2034	68,000	71,764
HCA, Inc., 5.60%, 04/01/2034	72,000	71,683
Humana, Inc., 5.95%, 03/15/2034	69,000	71,336
Johnson & Johnson, 4.38%, 12/05/2033	73,000	72,114
Merck & Co., Inc., 6.50%, 12/01/2033	64,000	72,137
Providence St Joseph Health Obligated Group, 5.40%, 10/01/2033	71,000	70,747
Quest Diagnostics, Inc., 6.40%, 11/30/2033	67,000	71,571
Thermo Fisher Scientific, Inc., 5.20%, 01/31/2034	70,000	70,790
Wyeth LLC, 6.50%, 02/01/2034	65,000	71,559
		1,218,950

Industrials — 10.3%
AP Moller - Maersk AS, 5.88%, 09/14/2033 (a)	70,000	70,506
Boeing Co., 3.60%, 05/01/2034	84,000	70,605
Canadian National Railway Co., 6.25%, 08/01/2034	66,000	71,880
Carrier Global Corp., 5.90%, 03/15/2034	77,000	79,878
CSX Corp., 5.20%, 11/15/2033	71,000	71,494
Cummins, Inc., 5.15%, 02/20/2034	72,000	71,898
FedEx Corp., 4.90%, 01/15/2034	75,000	73,040
Honeywell International, Inc., 4.50%, 01/15/2034	75,000	72,133
John Deere Capital Corp., 5.15%, 09/08/2033	70,000	71,200

The accompanying notes are an integral part of these financial statements.

37

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.3% (continued)
Industrials — 10.3% (continued)
Lockheed Martin Corp., 4.75%, 02/15/2034	74,000	$72,304
Nordson Corp., 5.80%, 09/15/2033	69,000	71,221
Norfolk Southern Corp., 5.55%, 03/15/2034	70,000	71,864
Northrop Grumman Corp., 4.90%, 06/01/2034	74,000	72,033
Republic Services, Inc., 5.00%, 04/01/2034	72,000	70,888
RTX Corp., 6.10%, 03/15/2034	68,000	71,796
Ryder System, Inc., 6.60%, 12/01/2033	67,000	71,738
Textron, Inc., 6.10%, 11/15/2033	69,000	72,017
Veralto Corp., 5.45%, 09/18/2033 (a)	71,000	71,312
Waste Connections, Inc., 5.00%, 03/01/2034	73,000	71,476
Waste Management, Inc., 4.88%, 02/15/2034	74,000	72,504
		1,441,787

Materials — 6.3%
Air Products and Chemicals, Inc., 4.85%, 02/08/2034	73,000	71,574
Berry Global, Inc., 5.65%, 01/15/2034 (a)	73,000	72,027
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2033	71,000	71,316
Celanese US Holdings LLC, 6.70%, 11/15/2033	68,000	71,433
CF Industries, Inc., 5.15%, 03/15/2034	74,000	71,608
Dow Chemical Co., 5.15%, 02/15/2034	73,000	71,937
Eastman Chemical Co., 5.63%, 02/20/2034	72,000	71,471
Glencore Funding LLC, 6.50%, 10/06/2033 (a)	67,000	71,481
Mosaic Co., 5.45%, 11/15/2033	73,000	72,181
Packaging Corp. of America, 5.70%, 12/01/2033	70,000	71,639
Rio Tinto Alcan, Inc., 6.13%, 12/15/2033	68,000	72,306
Vale Overseas Ltd., 8.25%, 01/17/2034	62,000	72,651
		861,624

Technology — 5.7%
Broadcom, Inc., 3.47%, 04/15/2034 (a)	85,000	71,788
Cisco Systems, Inc., 5.05%, 02/26/2034	72,000	72,360
Constellation Software, Inc., 5.46%, 02/16/2034 (a)	72,000	71,993
Intel Corp., 5.15%, 02/21/2034	72,000	71,263
Intuit, Inc., 5.20%, 09/15/2033	70,000	70,725
KLA Corp., 4.70%, 02/01/2034	74,000	72,052
Kyndryl Holdings, Inc., 6.35%, 02/20/2034	71,000	71,664
Marvell Technology, Inc., 5.95%, 09/15/2033	69,000	71,270
Micron Technology, Inc., 5.88%, 09/15/2033	70,000	71,370

The accompanying notes are an integral part of these financial statements.

38

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.3% (continued)
Technology — 5.7% (continued)
Oracle Corp., 4.30%, 07/08/2034	80,000	$72,604
S&P Global, Inc., 5.25%, 09/15/2033 (a)	71,000	71,821
		788,910

Utilities — 13.9%
American Water Capital Corp., 5.15%, 03/01/2034	73,000	72,393
Atmos Energy Corp., 5.90%, 11/15/2033	68,000	71,506
Black Hills Corp., 6.15%, 05/15/2034	69,000	70,910
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	70,000	71,489
Constellation Energy Generation LLC, 6.13%, 01/15/2034	69,000	71,987
DTE Electric Co., 5.20%, 03/01/2034	72,000	71,641
Duke Energy Corp., 5.75%, 09/15/2033	70,000	71,313
Entergy Arkansas LLC, 5.30%, 09/15/2033	71,000	71,196
Essential Utilities, Inc., 5.38%, 01/15/2034	73,000	71,790
Evergy Kansas Central, Inc., 5.90%, 11/15/2033	69,000	71,763
Eversource Energy, 5.50%, 01/01/2034	73,000	72,253
Exelon Corp., 5.45%, 03/15/2034	72,000	71,650
Georgia Power Co., 5.25%, 03/15/2034	72,000	71,675
Interstate Power and Light Co., 5.70%, 10/15/2033	70,000	71,205
Kentucky Power Co., 7.00%, 11/15/2033 (a)	68,000	71,749
Liberty Utilities Co., 5.87%, 01/31/2034 (a)	72,000	72,330
Monongahela Power Co., 5.85%, 02/15/2034 (a)	71,000	72,319
National Grid PLC, 5.42%, 01/11/2034	74,000	72,190
NextEra Energy Capital Holdings, Inc., 5.25%, 03/15/2034	73,000	71,602
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	69,000	71,279
Pacific Gas and Electric Co., 6.95%, 03/15/2034	66,000	71,329
PacifiCorp, 5.45%, 02/15/2034	73,000	71,943
PPL Electric Utilities Corp., 4.85%, 02/15/2034	74,000	72,059
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033	68,000	70,868
Southern California Edison Co., 5.20%, 06/01/2034	74,000	72,382
Virginia Electric and Power Co., 5.00%, 01/15/2034	73,000	70,961

The accompanying notes are an integral part of these financial statements.

39

F/m 10-Year Investment Grade Corporate Bond ETF

Schedule of Investments (Concluded)

FEBRUARY 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 98.3% (continued)
Utilities — 13.9% (continued)
Vistra Operations Co. LLC, 6.95%, 10/15/2033 (a)	68,000	$70,849
		1,934,631
TOTAL CORPORATE BONDS (Cost $13,828,914)		13,639,580

TOTAL INVESTMENTS — 98.3% (Cost $13,828,914)		$13,639,580
Money Market Deposit Account — 0.0%(c)		5,955
Other Assets in Excess of Liabilities — 1.7%		238,156
TOTAL NET ASSETS — 100.0%		$13,883,691

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

SA - Sociedad Anónima

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $1,457,603 or 10.5% of the Fund’s net assets.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of these financial statements.

40

F/m Corporate Bond ETFs

Statements of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $9,840,382, $15,896,269, 13,828,914, respectively)	$9,796,620	$15,753,345	$13,639,580
Short-term investments, at value (cost $58,966, $24,986, and $—, respectively)	58,966	24,986	—
Cash equivalents	12,841	180	5,955
Receivables for:
Investments sold	945,463	1,932,598	3,709,954
Interest	97,458	158,935	179,094
Total assets	10,911,348	17,870,044	17,534,583

LIABILITIES
Payables for:
Investments purchased	894,805	1,869,271	3,649,325
Advisory fees	1,141	1,904	1,567
Total liabilities	895,946	1,871,175	3,650,892
Net assets	$10,015,402	$15,998,869	$13,883,691

NET ASSETS CONSIST OF:
Par value	$200	$320	$280
Paid-in capital	10,007,036	16,059,180	14,037,815
Total distributable earnings/(losses)	8,166	(60,631)	(154,404)
Net assets	$10,015,402	$15,998,869	$13,883,691

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	200,000	320,000	280,000
Net asset value and redemption price per share	$50.08	$50.00	$49.58

The accompanying notes are an integral part of these financial statements.

41

F/m Corporate Bond ETFs

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)

	F/m 2-Year Investment Grade Corporate Bond ETF(1)	F/m 3-Year Investment Grade Corporate Bond ETF(1)	F/m 10-Year Investment Grade Corporate Bond ETF(1)
INVESTMENT INCOME
Interest income	$56,665	$99,687	$87,177
Total investment income	56,665	99,687	87,177

EXPENSES
Advisory fees (Note 3)	1,659	3,013	2,427
Total expenses	1,659	3,013	2,427
Net investment income/(loss)	55,006	96,674	84,750

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(3,077)	(14,381)	(49,820)
Net change in unrealized appreciation/(depreciation) on investments	(43,762)	(142,924)	(189,334)
Net realized and unrealized gain/(loss)	(46,839)	(157,305)	(239,154)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,167	$(60,631)	$(154,404)

(1)	Inception date of the Fund was January 10, 2024.

The accompanying notes are an integral part of these financial statements.

42

F/m 2-Year Investment Grade Corporate Bond ETF

Statements of Changes in Net Assets

FOR THE PERIOD ENDED FEBRUARY 29, 2024(1) (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$55,006
Net realized gain/(loss) from investments	(3,077)
Net change in unrealized appreciation/(depreciation) on investments	(43,762)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,167

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	—
Net decrease in net assets from dividends and distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,007,235
Net increase/(decrease) in net assets from capital share transactions	10,007,235
TOTAL INCREASE/(DECREASE) IN NET ASSETS	10,015,402

NET ASSETS:
Beginning of period	$—
End of period	$10,015,402

SHARE TRANSACTIONS:
Shares sold	200,000
Shares redeemed	—
Net increase/(decrease) in shares	200,000

(1)	Inception date of the Fund was January 10, 2024.

The accompanying notes are an integral part of these financial statements.

43

F/m 3-Year Investment Grade Corporate Bond ETF

StatementS of Changes in Net Assets

FOR THE PERIOD ENDED FEBRUARY 29, 2024(1) (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$96,674
Net realized gain/(loss) from investments	(14,381)
Net change in unrealized appreciation/(depreciation) on investments	(142,924)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(60,631)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	—
Net decrease in net assets from dividends and distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,059,500
Net increase/(decrease) in net assets from capital share transactions	16,059,500
TOTAL INCREASE/(DECREASE) IN NET ASSETS	15,998,869

NET ASSETS:
Beginning of period	$—
End of period	$15,998,869

SHARE TRANSACTIONS:
Shares sold	320,000
Shares redeemed	—
Net increase/(decrease) in shares	320,000

(1)	Inception date of the Fund was January 10, 2024.

The accompanying notes are an integral part of these financial statements.

44

F/m 10-Year Investment Grade Corporate Bond ETF

StatementS of Changes in Net Assets

FOR THE PERIOD ENDED FEBRUARY 29, 2024(1) (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$84,750
Net realized gain/(loss) from investments	(49,820)
Net change in unrealized appreciation/(depreciation) on investments	(189,334)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(154,404)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(615,913)
Net decrease in net assets from dividends and distributions to shareholders	(615,913)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,038,095
Net increase/(decrease) in net assets from capital share transactions	14,038,095
TOTAL INCREASE/(DECREASE) IN NET ASSETS	13,883,691

NET ASSETS:
Beginning of period	$—
End of period	$13,883,691

SHARE TRANSACTIONS:
Shares sold	280,000
Shares redeemed	—
Net increase/(decrease) in shares	280,000

(1)	Inception date of the Fund was January 10, 2024.

The accompanying notes are an integral part of these financial statements.

45

F/m 2-Year Investment Grade Corporate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED FEBRUARY 29, 2024(1)
	(UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.00
Net investment income/(loss)(2)	0.34
Net realized and unrealized gain/(loss) from investments	(0.26)
Net increase/(decrease) in net assets resulting from operations	0.08
Net asset value, end of period	$50.08
Market value, end of period	$50.12
Total investment return/(loss) on net asset value(3)	0.16	%(5)
Total investment return/(loss) on market price(4)	0.24	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$10,015
Ratio of expenses to average net assets	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.97	%(6)
Portfolio turnover rate	48	%(5)

(1)	Inception date of the Fund was January 10, 2024.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

46

F/m 3-Year Investment Grade Corporate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED FEBRUARY 29, 2024(1)
	(UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.00
Net investment income/(loss)(2)	0.33
Net realized and unrealized gain/(loss) from investments	(0.33)
Net increase/(decrease) in net assets resulting from operations	—
Net asset value, end of period	$50.00
Market value, end of period	$50.02
Total investment return/(loss) on net asset value(3)	0.00	%(5)
Total investment return/(loss) on market price(4)	0.05	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$15,999
Ratio of expenses to average net assets	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	4.81	%(6)
Portfolio turnover rate	30	%(5)

(1)	Inception date of the Fund was January 10, 2024.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

47

F/m 10-Year Investment Grade Corporate Bond ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE PERIOD ENDED FEBRUARY 29, 2024(1)
	(UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.00
Net investment income/(loss)(2)	0.36
Net realized and unrealized gain/(loss) from investments	(0.78)
Net increase/(decrease) in net assets resulting from operations	(0.42)
Net asset value, end of period	$49.58
Market value, end of period	$49.69
Total investment return/(loss) on net asset value(3)	(0.81	)%(5)
Total investment return/(loss) on market price(4)	(0.62	)%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$13,884
Ratio of expenses to average net assets	0.15	%(6)
Ratio of net investment income/(loss) to average net assets	5.24	%(6)
Portfolio turnover rate	55	%(5)

(1)	Inception date of the Fund was January 10, 2024.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

48

F/m Corporate Bond ETFs

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, and the F/m 10-Year Investment Grade Corporate Bond ETF (each a “Fund” and together the “Funds” or “F/m Corporate Bond ETFs”). The F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, and the F/m 10-Year Investment Grade Corporate Bond ETF commenced investment operations on January 10, 2024.

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the F/m 2-Year Investment Grade Corporate Bond ETF, the F/m 3-Year Investment Grade Corporate Bond ETF, and the F/m 10-Year Investment Grade Corporate Bond ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield of its corresponding benchmark index (“Underlying Index”): the ICE 2-Year Target Maturity Index, the ICE 3-Year Target Maturity Index, and the ICE 10-Year Target Maturity Index, respectively.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 29, 2024, and the period covered by these Notes to Financial Statements is the fiscal period since the Funds’ inception from January 10, 2024 through February 29, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser” or “F/m”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

49

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

●	Level 3 – Prices are determined using significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

F/M 2-YEAR INVESTMENT GRADE CORPORATE BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate Bonds	$9,796,620	$—	$9,796,620	$—
Short-Term Investments	$58,965	$—	$58,965	$—
Total Investments*	$9,855,585	$—	$9,855,585	$—

F/M 3-YEAR INVESTMENT GRADE CORPORATE BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate Bonds	$15,753,345	$—	$15,753,345	$—
Short-Term Investments	$24,985	$—	$24,985	$—
Total Investments*	$15,778,330	$—	$15,778,330	$—

F/M 10-YEAR INVESTMENT GRADE CORPORATE BOND ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate Bonds	$13,639,581	$—	$13,639,581	$—
Total Investments*	$13,639,581	$—	$13,639,581	$—

*	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

50

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own a Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of that Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require a Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

Cash Equivalents and Short-Term InvestmentS - The Funds may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and each Fund’s principal investment strategies. The Funds may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, a Fund may not be able to achieve its investment objective.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, a Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly

51

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which a Fund is carrying the investments. To the extent an investment held by a Fund is deemed to be an illiquid investment or a less liquid investment, a Fund will be exposed to a greater liquidity risk.

Inflation Protected Securities - Each Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies - Each Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds (“ETFs”) registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, a Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has adopted revisions to the rules permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. Rule 12d1-4 went into effect on January 19, 2021. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. These regulatory changes may adversely impact a Fund’s investment strategies and operations.

U.S. Government Securities - Each Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities - Each Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

52

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

CREDIT RISK - The value of your investment in each Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the underlying funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by each Fund may cause it to default or become unable to pay interest or principal due on the security.

144A SECURITIES RISK- Rule 144A securities are securities that are exempt from registration in compliance with the 1933 Act, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A under the 1933 Act these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding each Fund’s investments in Rule 144A securities.

Temporary Investments - During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT ADVISER AND OTHER SERVICES

Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of each Fund. The Adviser is controlled by Diffractive Managers Group, LLC, a Delaware limited liability company, and EQSF Holdings, LLC, a Delaware limited liability company owned by three officers of the Company. The Funds compensate the Adviser with a unitary management fee for its services at an annual rate of 0.15% of each Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of each Fund, including transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
F/m 2-Year Investment Grade Corporate Bond ETF	$1,659
F/m 3-Year Investment Grade Corporate Bond ETF	3,013
F/m 10-Year Investment Grade Corporate Bond ETF	2,427

53

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as each Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of each Fund’s shares pursuant to a Distribution Agreement with RBB.

Under each Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. As of the end of the current fiscal period, there were no director and officer fees charged or paid by the Funds.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
Purchases of investment securities	$4,320,007	$4,929,270	$7,396,577
Proceeds from sales of investment securities	4,266,291	4,695,184	7,133,432

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Funds were as follows:

	F/m 2-Year Investment Grade Corporate Bond ETF	F/m 3-Year Investment Grade Corporate Bond ETF	F/m 10-Year Investment Grade Corporate Bond ETF
In-kind purchases of investment securities	$9,898,125	$15,782,824	$13,787,842
Proceeds from in-kind sales of investment securities	—	—	—

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

54

F/m Corporate Bond ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

5. FEDERAL INCOME TAX INFORMATION

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Funds did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

6. SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $500, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

7. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Funds will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Funds will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

55

F/m Corporate Bond ETFs

Notes to Financial Statements (Concluded)

FEBRUARY 29, 2024 (UNAUDITED)

8. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

Subsequent to the end of the current fiscal period, the Funds paid the following distributions:

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
F/m 2-Year Investment Grade Corporate Bond ETF	3/4/2024	3/1/2024	3/5/2024	$0.26312100
F/m 3-Year Investment Grade Corporate Bond ETF	3/4/2024	3/1/2024	3/5/2024	$0.29043828
F/m 10-Year Investment Grade Corporate Bond ETF	3/4/2024	3/1/2024	3/5/2024	$0.28812289

Fund	Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
F/m 2-Year Investment Grade Corporate Bond ETF	4/2/2024	4/1/2024	4/3/2024	$0.19777240
F/m 3-Year Investment Grade Corporate Bond ETF	4/2/2024	4/1/2024	4/3/2024	$0.19133641
F/m 10-Year Investment Grade Corporate Bond ETF	4/2/2024	4/1/2024	4/3/2024	$0.19032931

56

F/m Corporate Bond ETFs

Notice to Shareholders

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800)-617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on each Fund’s website at www.fminvest.com/etfs/us-credit-series.

APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of a new investment advisory agreement (the “Advisory Agreement”) between F/m and the Company with respect to each Fund, at a meeting of the Board held on November 15-16, 2023 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Advisory Agreement for an initial period ending August 16, 2025. The Board’s decision to approve the Advisory Agreement reflects the exercise of its business judgment. In approving the Advisory Agreement, the Board considered information provided by F/m, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Advisory Agreement between the Company and F/m with respect to each Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m and discussed the Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. The Directors considered whether approval of the Advisory Agreement would be in the best interests of each Fund and its shareholders and the overall fairness of the Advisory Agreement. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Funds by F/m; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) F/m’s investment philosophy and process; (iv) F/m’s assets under management and client descriptions; (v) F/m’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) F/m’s advisory fee arrangements with the Company, Trust and other similarly managed clients, as applicable; (vii) F/m’s compliance procedures; (viii) F/m’s financial information and insurance coverage; (ix) F/m’s profitability analysis relating to its proposed provision of services to the Fund; and (x) the extent to which economies of scale are relevant to the Funds. The Directors noted that the Funds had not yet commenced operations and, consequently, there was no performance information to review with respect to the Funds.

As part of their review, the Directors considered the nature, extent and quality of the services to be provided by F/m. The Directors concluded that F/m had sufficient resources to provide services to the Funds.

The Board also took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning the Funds would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses. The Board noted that F/m would be responsible for compensating the Funds’ other service providers and paying other expenses of the Funds out of F/m’s own fees and resources.

After reviewing the information regarding F/m’s estimated costs, profitability and economies of scale, and after considering the services to be provided by F/m, the Directors concluded that the investment advisory fees to be paid by the Funds to F/m were fair and reasonable and that the Advisory Agreement should be approved for an initial period ending August 16, 2025.

57

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC
3050K Street NW, Suite W-201
Washington, DC 20007

Administrator and Transfer Agent

U.S.Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

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Oakhurst Mutual Funds
Semi-Annual Report
February 29, 2024
(Unaudited)

Oakhurst Fixed Income Fund

Oakhurst Short Duration Bond Fund

Oakhurst Short Duration High Yield Credit Fund

Each a series of The RBB Fund, Inc.

Performance Data	1
Fund Expense Examples	4
Portfolio Information	6
Schedule of Investments	9
Financial Statements	25
Financial Highlights	30
Notes to Financial Statements	33
Other Information	43

OAKHURST FIXED INCOME FUND

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODs ENDED February 29, 2024
	six Months†	1 Year	5 Year	10 Year	Since Inception (10/31/2012)
Oakhurst Fixed Income Fund - Institutional Shares(a)	3.00%	4.40%	0.82%	1.79%	1.83%
Bloomberg U.S. Aggregate Bond Index(b)	2.35%	3.33%	0.56%	1.43%	1.26%(c)

†	Not annualized

(a)

The Fund commenced operations on October 31, 2012 as a separate series (the “Predecessor Fund”) of F/m Funds Trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the “Reorganization”). The performance shown for periods prior to October 30, 2023 represents the performance of the Predecessor Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The Bloomberg U.S. Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for U.S. government, agency and corporate securities. The Fund does not invest solely in securities included in the Bloomberg U.S. Aggregate Bond Index and may invest in other types of securities.

(c)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance of Oakhurst Fixed Income Fund (the “Fund”) quoted reflects fee waivers in effect and would have been less in their absence. F/m Investments, LLC d/b/a Oakhurst Capital Management, LLC (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 0.58% of the Fund’s average daily net assets attributable to Institutional Class Shares through October 30, 2024, and to 0.60% of the Fund’s average daily net assets attributable to Institutional Class Shares through October 30, 2025. Without the contractual expense limitation arrangement, the gross expense ratio is 0.78% for the fiscal year ended August 31, 2023 for Institutional Class Shares as stated in the current prospectus. This contractual expense limitation arrangement is in effect until October 30, 2025 and may not be terminated without the approval of the Board of Directors (“Board”) of The RBB Fund, Inc. Please see the Financial Highlights for current figures.

Performance data quoted represents past performance; past performance does not guarantee future results. Must be preceded or accompanied by a prospectus. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-292-6775.

1

OAKHURST SHORT DURATION BOND FUND

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODs ENDED February 29, 2024
	SIX Months†	1 Year	5 Year	10 Year	Since Inception (4/26/2013)
Oakhurst Short Duration Bond Fund - Institutional Class Shares(a)	3.13%	5.52%	1.70%	1.76%	1.82%
ICE BofA U.S. Corp./Govt. 1-3 Years Bond Index(b)	2.69%	4.63%	1.43%	1.26%	1.23%(c)

†	Not annualized

(a)

The Fund commenced operations on April 26, 2013 as a separate series (the “Predecessor Fund”) of F/m Funds Trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the “Reorganization”). The performance shown for periods prior to October 30, 2023 represents the performance of the Predecessor Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The ICE BofA U.S. Corp./Govt. 1-3 Years Bond Index covers the U.S. investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 3 years. The Fund does not invest solely in securities included in the ICE BofA U.S. Corp./Govt. 1-3 Years Bond Index and may invest in other types of securities.

(c)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance of Oakhurst Short Duration Bond Fund (the “Fund”) quoted reflects fee waivers in effect and would have been less in their absence. F/m Investments, LLC d/b/a Oakhurst Capital Management, LLC (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 0.60% of the Fund’s average daily net assets attributable to Institutional Class Shares. Without the contractual expense limitation arrangement, the gross expense ratio is 1.03% for the fiscal year ended August 31, 2023 for Institutional Class Shares as stated in the current prospectus. This contractual expense limitation arrangement is in effect until October 30, 2025 and may not be terminated without the approval of the Board of The RBB Fund, Inc. Please see the Financial Highlights for current figures.

Performance data quoted represents past performance; past performance does not guarantee future results. Must be preceded or accompanied by a prospectus. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-292-6775.

2

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODs ENDED February 29, 2024
	SIX Months†	1 Year	5 Year	Since Inception (10/01/2015)
Oakhurst Short Duration High Yield Credit Fund - Institutional Class Shares(a)	5.62%	9.45%	3.08%	4.07%
ICE BofA 1-5 Year U.S. Cash Pay High Yield Constrained Index(b)	5.59%	9.99%	4.12%	5.45%(c)

†	Not annualized

(a)

The Fund commenced operations on October 1, 2015 as a separate series (the “Predecessor Fund”) of F/m Funds Trust. Effective as of the close of business on October 27, 2023, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the “Reorganization”). The performance shown for periods prior to October 30, 2023 represents the performance of the Predecessor Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)

The ICE BofA 1-5 Year U.S. Cash Pay High Yield Constrained Index covers the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period, with a remaining term to final maturity less than 5 years but caps issuer exposure at 2%. The Fund does not invest solely in securities included in the ICE BofA 1-5 Year U.S. Cash Pay High Yield Constrained Index and may invest in other types of securities.

(c)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance of Oakhurst Short Duration High Yield Credit Fund (the “Fund”) quoted reflects fee waivers in effect and would have been less in their absence. F/m Investments, LLC d/b/a Oakhurst Capital Management, LLC (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 0.95% of the Fund’s average daily net assets attributable to Institutional Class Shares. Without the contractual expense limitation arrangement, the gross expense ratio is 1.22% for the fiscal year ended August 31, 2023 for Institutional Class Shares as stated in the current prospectus. This contractual expense limitation arrangement is in effect until October 30, 2025 and may not be terminated without the approval of the Board of The RBB Fund, Inc. Please see the Financial Highlights for current figures.

Performance data quoted represents past performance; past performance does not guarantee future results. Must be preceded or accompanied by a prospectus. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-292-6775.

3

Oakhurst Mutual Funds

Fund Expense Examples

February 29, 2024 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the six-month period from September 1, 2023 through February 29, 2024, and held for the entire period.

The table below illustrates the Fund’s ongoing costs in two ways:

Actual EXPENSES – This section helps you to estimate the actual expenses that you paid over the current fiscal period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical EXAMPLES FOR COMPARISON PURPOSES – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that a Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess a Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

4

Oakhurst Mutual Funds

Fund Expense Example (Continued)

February 29, 2024 (Unaudited)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	ANNUALIZED Expense Ratio*	Actual Six-Month Total Investment Returns for the Funds
OAKHURST FIXED INCOME FUND - Institutional Shares
Actual	$1,000.00	$1,030.00	$2.98	0.59%	3.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$2.97	0.59%	N/A

OAKHURST SHORT DURATION BOND FUND - Institutional Shares
Actual	$1,000.00	$1,031.30	$3.03	0.60%	3.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%	N/A

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND - Institutional Shares
Actual	$1,000.00	$1,056.20	$4.86	0.95%	5.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77	0.95%	N/A

*

Expenses are equal to each Fund’s Institutional Class Shares annualized six-month expense ratio for the period September 1, 2023 through February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Funds’ ending account values on the first line in the table are based on the actual six-month total investment return for each Fund.

5

OAKHURST FIXED INCOME FUND

Portfolio Information

(Unaudited)

Sector Allocation (% of Net Assets)

30%
20%
10%
0%
U.S. Government & Agencies
Corporate Bonds
Collateralized Mortgage Obligations
Asset-Backed and Mortgage-Backed Securities
Money Market Funds
Convertible Bonds

Top 10 Long-Term Holdings

Security Description	% of Total Net Assets
U.S. Treasury Notes, 3.875%, due 08/15/33	4.6%
U.S. Treasury Bonds, 5.250%, due 02/15/29	4.3%
U.S. Treasury Notes, 3.875%, due 02/15/33	4.0%
U.S. Treasury Notes, 4.125%, due 11/15/32	3.8%
U.S. Treasury Bonds, 3.000%, due 05/15/42	3.4%
U.S. Treasury Notes, 2.750%, due 08/15/32	3.1%
U.S. Treasury Bonds, 2.500%, due 02/15/45	2.8%
Invesco Short-Term Investments Trust Treasury Portfolio	2.7%
Federal Farm Credit Bank, 1.150%, due 08/12/30	1.4%
FHLMC SUPER 30Y FIXED 5.500%, due 07/01/53	1.3%

6

OAKHURST SHORT DURATION BOND FUND

Portfolio Information

(Unaudited)

Sector Allocation (% of Net Assets)

50%
40%
30%
20%
10%
0%
Collateralized Mortgage Obligations
Corporate Bonds
Asset-Backed and Mortgage-Backed Securities
U.S. Government & Agencies
Money Market Funds
Convertible Bonds

Top 10 Long-Term Holdings

Security Description	% of Total Net Assets
U.S. Treasury Notes, 4.625%, due 11/15/26	5.1%
U.S. Treasury Notes, 4.000%, due 02/15/26	2.5%
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-I-A-1, 5.726%(a), due 07/19/34	2.4%
JPMorgan Mortgage Trust, 144A, Series 2018-1-A-7, 3.500%(a), due 06/25/48	2.2%
FHLMC, Series 4319-PM, 3.000%, due 03/15/43	2.0%
Mortgage Investment Trust TR Series 2004-2 M-1, 6.260%, due 12/25/34	2.0%
American Airlines, Inc., 144A, 4.000%, due 07/15/25	1.8%
FHLMC, Series 4570-PA, 3.000%, due 03/15/43	1.7%
FHLMC, Series 4938-PA, 2.250%, due 07/25/49	1.7%
MASTR SEASONED SEC 2005-1, 5.822%, due 09/25/32	1.6%

(a)	Variable rate security.

7

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Portfolio Information

(Unaudited)

Sector Allocation (% of Net Assets)

40%
30%
20%
10%
0%
Financials
Consumer Discretionary
Energy
Health Care
Technology
Consumer Staples
Industrials
Materials
Communications
Utilities
Money Market Funds

Top 10 Long-Term Holdings

Security Description	% of Total Net Assets
Heartland Dental, LLC, 144A, 8.500%, due 05/01/26	2.2%
White Cap Parent, LLC, 144A, 8.250%, due 03/15/26	2.0%
Fly Leasing Ltd., 144A, 7.000%, due 10/15/24	2.0%
Prime Healthcare Services Inc., 144A, 7.250%, due 11/01/25	2.0%
Burford Capital Global Finance LLC, 144A, 6.250%, due 04/15/28	2.0%
Howard Midstream Energy Partners, 144A, 6.750%, due 01/15/27	2.0%
Brundrage-Bone Concrete Pumping, 6.000%, due 02/01/26	1.9%
Stonex Group Inc., 8.625%, due 06/15/25	1.9%
Carnival Corporation, 144A, 7.625%, due 03/01/26	1.9%
Energizer Holdings Inc., 144A, 6.500%, due 12/31/27	1.9%

8

OAKHURST FIXED INCOME FUND

Schedule of Investments

February 29, 2024 (UNAUDITED)

	Par	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.1%
ABN Amro Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/2033	89,946	$85,521
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 2A1, 5.09%, 11/25/2033 (a)	234,222	207,907
Series 2004-A, Class 3A1, 6.37%, 02/25/2034 (a)	13,754	13,645
Bear Stearns Alt-A Trust, Series 2003-6, Class 2A1, 5.68%, 01/25/2034 (a)	156,107	141,147
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-49, Class A9, 5.25%, 12/19/2033 (a)	32,615	30,162
Credit Suisse Management LLC, Series 2002-AR31, Class 4A2, 6.25%, 11/25/2032 (a)	36,296	35,330
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1, Class A2, 3.00%, 03/25/2043 (a)(b)	330,642	291,159
Fannie Mae Whole Loan, Series 2004-W3, Class A7, 5.50%, 05/25/2034	389,375	391,236
Federal Home Loan Mortgage Corp.
Series 2569, Class LD, 5.50%, 02/15/2033	28,485	28,699
Series 3622, Class WA, 5.50%, 09/15/2039	145,170	146,438
Series 3793, Class UA, 4.00%, 06/15/2033	29,613	28,339
Series 3827, Class HA, 3.50%, 11/15/2025	33,020	32,469
Series 3940, Class PD, 2.50%, 02/15/2041	90,924	86,569
Series 4077, Class AP, 4.00%, 01/15/2042	33,417	31,984
Series 4183, Class PA, 3.50%, 01/15/2043	27,454	26,785
Series 4566, Class CA, 3.00%, 01/15/2043	25,764	25,564
Series 4753, Class JA, 3.00%, 12/15/2047	1,007,918	893,019
Series 4760, Class A, 3.00%, 02/15/2048	636,173	588,399
Series 4960, Class PD, 2.00%, 10/25/2049	701,674	573,400
Series 5145, Class AB, 1.50%, 09/25/2049	1,230,116	954,333
Series 5206, Class DV, 3.50%, 06/25/2033	1,026,448	950,693
Series 5227, Class JQ, 4.00%, 04/25/2047	1,043,887	990,833
Series 5231, Class LV, 4.50%, 05/25/2052	1,079,505	1,034,050
Series 5252, Class BA, 4.00%, 02/25/2050	1,100,898	1,052,876
Federal National Mortgage Association
Series 2005-80, Class BA, 5.00%, 04/25/2029	20,370	20,203
Series 2009-96, Class DB, 4.00%, 11/25/2029	61,093	59,751
Series 2013-13, Class MA, 4.00%, 01/25/2043	226,350	214,866
Series 2014-80, Class KA, 2.00%, 03/25/2044	257,976	189,067
Series 2016-24, Class HA, 3.00%, 04/25/2044	54,612	52,191
Series 2016-49, Class LA, 3.50%, 01/25/2043	113,073	109,482
Series 2016-89, Class CG, 3.00%, 04/25/2046	108,474	97,729
Series 2017-105, Class N, 3.00%, 01/25/2048	1,238,944	1,080,191
Series 2017-22, Class EC, 3.00%, 06/25/2044	115,380	111,949
Series 2018-45, Class AB, 3.00%, 06/25/2048	204,835	178,477
Series 2019-33, Class N, 3.00%, 03/25/2048	262,085	240,321

The accompanying notes are an integral part of these financial statements.

9

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

February 29, 2024 (UNAUDITED)

	Par	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.1% (continued)
Series 2022-22, Class EV, 4.00%, 07/25/2033	736,145	$697,024
Government National Mortgage Association
Series 2017-84, Class JD, 3.00%, 05/20/2047	36,187	31,738
Series 2018-6, Class JA, 2.75%, 01/20/2048	206,343	186,276
Series 2019-152, Class HA, 3.50%, 08/20/2049	142,215	134,351
Series 2019-61, Class KU, 3.50%, 05/20/2049	539,823	476,403
Series 2019-99, Class JC, 3.00%, 08/20/2049	72,143	63,941
Series 2020-122, Class DP, 2.50%, 07/20/2050	1,165,275	979,239
Series 2020-123, Class PB, 2.25%, 08/20/2050	573,581	460,063
Series 2020-133, Class A, 6.39%, 05/20/2050 (a)	237,853	240,639
Series 2020-133, Class HA, 3.50%, 09/20/2050	269,752	240,619
Series 2020-134, Class NP, 2.50%, 09/20/2050	896,238	733,613
Series 2020-183, Class AY, 2.00%, 11/20/2050	886,671	702,818
Series 2020-5, Class NA, 3.50%, 12/20/2049	216,153	196,388
Series 2020-78, Class CB, 5.00%, 09/20/2034	187,935	183,376
Series 2020-84, Class WA, 3.50%, 06/20/2050	161,989	144,787
Series 2020-95, Class NB, 4.50%, 07/20/2050	24,716	23,007
Series 2022-20, Class KA, 2.50%, 01/20/2052	1,087,685	946,379
Series 2022-24, Class BC, 4.00%, 02/20/2052	677,785	629,590
Series 2022-78, Class LA, 4.50%, 07/20/2050	919,607	895,848
GS Mortgage-Backed Securities Trust, Series 2021-PJ1, Class A4, 2.50%, 06/25/2051 (a)(b)	605,606	476,808
Harborview Mortgage Loan Trust
Series 2003-1, Class A, 5.62%, 05/19/2033 (a)	40,607	35,974
Series 2004-4, Class 2A, 5.99% (1 mo. Term SOFR + 0.67%), 06/19/2034 (a)	52,053	45,817
Impac CMB Trust, Series 2005-4, Class 2A1, 6.04% (1 mo. Term SOFR + 0.41%), 05/25/2035 (a)	278,661	257,476
Impac Funding Corp., Series 2003-3, Class A1, 5.20%, 08/25/2033 (a)	21,039	20,144
Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 2A1, 6.14% (1 mo. Term SOFR + 0.81%), 05/25/2036 (a)	81,461	71,947
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 4.69%, 10/25/2033 (a)	61,446	55,804
Series 2004-A1, Class 4A1, 5.71%, 02/25/2034 (a)	51,593	50,454
Series 2004-A3, Class SF3, 5.24%, 06/25/2034 (a)	52,672	48,897
Series 2004-A4, Class 2A2, 5.30%, 09/25/2034 (a)	578,954	514,522
Series 2004-A5, Class 2A1, 5.87%, 12/25/2034 (a)	23,944	23,808
Series 2013-3, Class A3, 3.36%, 07/25/2043 (a)(b)	53,376	48,448
Series 2017-2, Class A3, 3.50%, 05/25/2047 (a)(b)	109,856	96,823
Series 2018-1, Class A7, 3.50%, 06/25/2048 (a)(b)	389,864	344,104
Mastr Adjustable Rate Mortgages Trust, Series 2003-3, Class 2A1, 5.82%, 09/25/2033 (a)	48,049	43,885
MASTR Asset Securitization Trust, Series 2004-1, Class 3A7, 5.25%, 01/25/2034	37,407	35,308

The accompanying notes are an integral part of these financial statements.

10

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

February 29, 2024 (UNAUDITED)

	Par	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.1% (continued)
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 1A, 4.26%, 05/25/2034 (a)	110,432	$97,012
Series 2005-A1, Class 1A, 5.83%, 12/25/2034 (a)	221,963	210,929
MortgageIT Trust, Series 2004-1, Class A2, 6.34% (1 mo. Term SOFR + 1.01%), 11/25/2034 (a)	695,496	651,301
Nationstar Mortgage Loan Trust, Series 2013-A, Class A, 3.75%, 12/25/2052 (a)(b)	33,155	30,551
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, 4.00%, 04/25/2057 (a)(b)	190,317	180,026
RCKT Mortgage Trust, Series 2022-1, Class A5, 2.50%, 01/25/2052 (a)(b)	1,355,628	1,171,813
Rithm Capital Corp., Series 2015-2A, Class A2, 3.75%, 08/25/2055 (a)(b)	170,430	158,600
Sequoia Mortgage Trust
Series 2003-8, Class A1, 6.07% (1 mo. Term SOFR + 0.75%), 01/20/2034 (a)	166,804	155,521
Series 2004-6, Class A2, 5.99% (1 mo. Term SOFR + 0.67%), 07/20/2034 (a)	71,375	62,737
Series 2013-5, Class A1, 2.50%, 05/25/2043 (a)(b)	158,590	134,474
Series 2013-6, Class A2, 3.00%, 05/25/2043 (a)	191,234	166,995
Series 2018-5, Class A7, 3.50%, 05/25/2048 (a)(b)	720,067	636,825
Series 2019-2, Class A1, 4.00%, 06/25/2049 (a)(b)	538,511	493,680
Series 2019-4, Class A1, 3.50%, 11/25/2049 (a)(b)	529,774	465,972
Series 2020-4, Class A2, 2.50%, 11/25/2050 (a)(b)	546,966	442,585
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A4, 6.91%, 02/25/2034 (a)	61,267	57,348
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1, 6.13% (1 mo. Term SOFR + 0.81%), 01/19/2034 (a)	25,956	24,248
Series 2004-AR4, Class 1A1, 6.13% (1 mo. Term SOFR + 0.81%), 12/19/2034 (a)	34,573	31,953
Series 2004-AR6, Class A1A, 6.13% (1 mo. Term SOFR + 0.81%), 02/19/2035 (a)	928,276	840,996
Structured Asset Securities Corp.
Series 2003-34A, Class 5A4, 6.59%, 11/25/2033 (a)	90,349	85,525
Series 2003-9A, Class 2A1, 6.78%, 03/25/2033 (a)	62,899	59,923
Terwin Mortgage Trust, Series 2004-1HE, Class M1, 6.56% (1 mo. Term SOFR + 1.24%), 02/25/2034 (a)(b)	301,936	284,235
WaMu Mortgage Pass Through Certificates
Series 2002-AR2, Class A, 4.38% (Enterprise 11th District COFI Replacement Index + 1.25%), 02/27/2034 (a)	85,002	79,299
Series 2003-AR7, Class A7, 5.58%, 08/25/2033 (a)	381,545	350,248
Series 2003-AR8, Class A, 5.55%, 08/25/2033 (a)	143,062	136,562
Series 2005-AR13, Class A1A3, 7.00% (1 mo. Term SOFR + 1.67%), 10/25/2045 (a)	127,609	122,958
Series 2005-AR2, Class 1A1A, 6.10% (1 mo. Term SOFR + 0.77%), 01/25/2045 (a)	887,251	863,910
Wells Fargo Alternative Loan Trust, Series 2002-1, Class 1A1, 6.25%, 08/25/2032	190,072	182,906
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3, 2.50%, 12/25/2050 (a)(b)	1,035,529	912,331
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,356,348)		30,222,565

The accompanying notes are an integral part of these financial statements.

11

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

February 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 26.6%
Communications — 2.3%
BellSouth LLC, 6.88%, 10/15/2031	895,000	$947,310
Discovery Communications LLC, 5.00%, 09/20/2037	1,025,000	878,826
Paramount Global, 7.88%, 07/30/2030	765,000	781,114
		2,607,250
Consumer Discretionary — 2.2%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033	900,000	913,960
Genting New York LLC / GENNY Capital, Inc., 3.30%, 02/15/2026 (b)	825,000	769,680
United Airlines 2020-1 Class A Pass Through Trust, Series 2020-1, 5.88%, 10/15/2027	781,657	789,750
		2,473,390
Energy — 2.2%
Enbridge, Inc., 5.70%, 03/08/2033	904,000	914,515
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (b)	613,000	571,150
Phillips 66 Partners LP
3.55%, 10/01/2026	565,000	528,418
3.75%, 03/01/2028	515,000	451,403
		2,465,486
Financials — 11.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,075,000	909,232
American Homes 4 Rent LP, 2.38%, 07/15/2031	928,000	747,868
Antares Holdings LP, 7.95%, 08/11/2028 (b)	800,000	827,311
Aviation Capital Group LLC, 6.38%, 07/15/2030 (b)	900,000	917,953
Bank of America Corp., 5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	905,000	892,102
Blackstone Private Credit Fund, 3.25%, 03/15/2027	975,000	892,166
Blue Owl Capital Corp., 2.63%, 01/15/2027	997,000	904,254
Bridge Housing Corp., 3.25%, 07/15/2030	1,002,000	859,683
Crown Castle, Inc., 5.10%, 05/01/2033	919,000	888,460
Fairfax Financial Holdings Ltd., 5.63%, 08/16/2032	904,000	890,347
First American Financial Corp., 4.00%, 05/15/2030	1,017,000	903,935
First-Citizens Bank & Trust Co., 2.97% to 09/27/2024 then 3 mo. Term SOFR + 1.72%, 09/27/2025	460,000	451,042
FS KKR Capital Corp., 3.40%, 01/15/2026	933,000	882,623
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	750,000	631,961
Jackson Financial, Inc., 3.13%, 11/23/2031	1,100,000	909,897
		12,508,834

The accompanying notes are an integral part of these financial statements.

12

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

February 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 26.6% (continued)
Health Care — 1.4%
Bristol-Myers Squibb Co., 5.88%, 11/15/2036	485,000	$511,740
CVS Pass-Through Trust, 6.94%, 01/10/2030	300,604	306,489
CVS Pass-Through Trust Series 2013, Series 2013, 4.70%, 01/10/2036 (b)	199,601	182,184
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036 (b)	643,054	562,075
		1,562,488
Industrials — 1.3%
GE Capital Funding LLC, 4.40%, 05/15/2030	580,000	539,376
MasTec, Inc., 4.50%, 08/15/2028 (b)	975,000	914,458
		1,453,834
Technology — 3.2%
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035	857,000	895,397
Leidos, Inc., 5.50%, 07/01/2033	950,000	919,225
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 05/11/2031	1,067,000	882,913
TD SYNNEX Corp., 2.38%, 08/09/2028	1,019,000	887,839
		3,585,374
Utilities — 2.8%
Berkshire Hathaway Energy Co., 6.50%, 09/15/2037	800,000	869,116
Elwood Energy LLC, 8.16%, 07/05/2026	231,677	193,161
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	755,000	878,623
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025 (b)	220,315	219,850
Potomac Electric Power Co., 7.90%, 12/15/2038	780,000	986,670
		3,147,420
TOTAL CORPORATE BONDS (Cost $31,557,014)		29,804,076

U.S. TREASURY OBLIGATIONS — 26.1%
United States Treasury Note/Bond
5.25%, 02/15/2029	4,600,000	4,803,945
2.75%, 08/15/2032	3,835,000	3,421,988
4.13%, 11/15/2032	4,330,000	4,282,218
3.50%, 02/15/2033	4,800,000	4,525,781
3.88%, 08/15/2033	5,348,000	5,185,472
3.00%, 05/15/2042	4,699,000	3,808,209
2.50%, 02/15/2045	4,323,000	3,132,655
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,699,244)		29,160,268

The accompanying notes are an integral part of these financial statements.

13

OAKHURST FIXED INCOME FUND

Schedule of Investments (Continued)

February 29, 2024 (UNAUDITED)

	Par	Value

ASSET-BACKED SECURITIES — 7.7%
Air Canada, Series 2017-1, 3.55%, 01/15/2030 (b)	898,000	$790,852
Alaska Airlines, Inc., Series A, 4.80%, 08/15/2027 (b)	1,012,269	984,360
American Airlines Group, Inc., Series AA, 3.15%, 02/15/2032	1,000,672	889,121
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 6.64% (1 mo. Term SOFR + 1.31%), 11/25/2034 (a)	148,892	145,061
DB Master Finance Parent LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/2051 (b)	1,058,633	934,253
Flagship Credit Auto Trust, Series 2020-4, Class D, 2.18%, 02/16/2027 (b)	735,000	698,376
GLS Auto Receivables Trust, Series 2020-1A, Class C, 2.72%, 11/17/2025 (b)	90,199	90,075
Impac CMB Trust, Series 2007-A, Class M1, 6.24% (1 mo. Term SOFR + 0.91%), 05/25/2037 (a)(b)	248,525	232,089
Jack in the Box, Inc., Series 2022-1A, Class A2I, 3.45%, 02/26/2052 (b)	854,400	792,006
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 6.00% (1 mo. Term SOFR + 0.67%), 10/25/2034 (a)	726,683	694,308
SBA Depositor LLC
Series 2020-1-2, 1.88%, 01/15/2026 (b)	1,050,000	979,055
Series 2020-1-2, 2.33%, 01/15/2028 (b)	10,000	8,773
Verizon Master Trust, Series 2023-6, Class A, 5.35%, 09/22/2031 (b)	750,000	763,849
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027	695,000	649,713
TOTAL ASSET-BACKED SECURITIES (Cost $8,859,475)		8,651,891

MORTGAGE-BACKED SECURITIES — 5.9%
Federal Home Loan Mortgage Corp.
Pool C91859, 3.50%, 12/01/2035	204,838	194,096
Pool SB8257, 5.50%, 09/01/2038	1,032,958	1,036,363
Pool SD3386, 5.50%, 07/01/2053	1,464,709	1,448,899
Federal National Mortgage Association
Pool FM5329, 2.00%, 01/01/2031	472,779	438,773
Pool FS0862, 2.50%, 12/01/2036	869,432	797,104
Pool FS4239, 5.00%, 03/01/2053	1,297,418	1,258,884
Pool FS4522, 5.00%, 05/01/2053	996,017	966,808
Pool FS5649, 5.50%, 08/01/2053	390,127	385,974
Pool MA0584, 4.50%, 10/01/2040	9,014	8,494
Pool MA1201, 3.50%, 10/01/2032	83,214	79,416
TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,722,461)		6,614,811

The accompanying notes are an integral part of these financial statements.

14

OAKHURST FIXED INCOME FUND

Schedule of Investments (CONCLUDED)

February 29, 2024 (UNAUDITED)

	Par	Value

U.S. GOVERNMENT AGENCY ISSUES — 3.0%
United States of America
1.15%, 08/12/2030	2,000,000	$1,616,582
4.65%, 06/15/2035	1,100,000	1,098,644
2.40%, 03/24/2036	900,000	690,574
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,882,870)		3,405,800

CONVERTIBLE BONDS — 0.8%
Financials — 0.8%
PennyMac Corp., 5.50%, 11/01/2024	900,000	889,875
TOTAL CONVERTIBLE BONDS (Cost $905,410)		889,875

	Shares	Value

SHORT-TERM INVESTMENTS — 2.8%
Money Market Funds — 2.8%
Invesco Treasury Portfolio - Class Institutional, 5.24%(c)	3,173,422	$3,173,422
TOTAL SHORT-TERM INVESTMENTS (Cost $3,173,422)		3,173,422

TOTAL INVESTMENTS — 100.0% (Cost $120,156,244)		$111,922,708
Liabilities in Excess of Other Assets — 0.0%(d)		(2,935)
TOTAL NET ASSETS — 100.0%		$111,919,773

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 29, 2024.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $17,406,783 or 15.6% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.

(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

15

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments

February 29, 2024 (UNAUDITED)

	Par	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 43.3%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 4.48% (6 mo. Term SOFR + 1.93%), 10/25/2034 (a)	83,654	$83,103
Citigroup Financial Products, Inc., Series 2005-6, Class A1, 7.56% (1 Year CMT Rate + 2.10%), 09/25/2035 (a)	81,807	80,459
Credit Suisse Management LLC, Series 2004-6, Class 2A1, 4.75%, 09/25/2019	12,056	2
Federal Home Loan Mortgage Corp.
Series 2580, Class PY, 4.00%, 03/15/2033	9,379	8,840
Series 3597, Class LH, 4.50%, 07/15/2039	113,029	110,379
Series 3664, Class DA, 4.00%, 11/15/2037	272,937	266,556
Series 4312, Class GA, 2.50%, 12/15/2041	46,135	43,913
Series 4319, Class PM, 3.00%, 03/15/2043	416,924	399,740
Series 4570, Class PA, 3.00%, 03/15/2044	360,757	339,379
Series 4768, Class E, 3.50%, 09/15/2042	194,895	191,524
Series 4938, Class BL, 2.25%, 07/25/2049	394,564	336,128
Series 4960, Class PD, 2.00%, 10/25/2049	233,891	191,133
Federal National Mortgage Association
Series 2005-109, Class PC, 6.00%, 12/25/2035	33,106	33,112
Series 2005-80, Class BA, 5.00%, 04/25/2029	71,296	70,711
Series 2008-17, Class PA, 4.50%, 10/25/2037	83,451	81,737
Series 2008-49, Class PA, 5.00%, 04/25/2038	76,043	73,420
Series 2009-94, Class DA, 4.50%, 10/25/2039	161,297	158,453
Series 2010-112, Class CY, 4.00%, 10/25/2025	16,924	16,780
Series 2012-136, Class PD, 2.50%, 11/25/2042	197,636	187,434
Series 2012-41, Class BA, 2.50%, 04/25/2027	199,308	191,815
Series 2013-82, Class BP, 2.75%, 12/25/2042	300,700	276,627
Series 2014-80, Class KA, 2.00%, 03/25/2044	79,992	58,626
Series 2016-72, Class AP, 3.00%, 07/25/2044	82,442	77,265
Series 2018-14, Class PA, 3.50%, 04/25/2047	324,958	305,333
Government National Mortgage Association
Series 2011-26, Class PA, 4.00%, 07/20/2040	8,170	8,131
Series 2018-131, Class PG, 3.00%, 09/20/2048	85,167	75,841
Series 2019-152, Class HA, 3.50%, 08/20/2049	140,615	132,839
Series 2019-24, Class PE, 3.25%, 02/20/2049	187,790	170,752
Series 2019-65, Class EB, 3.00%, 05/20/2049	168,531	145,721
Series 2020-95, Class NB, 4.50%, 07/20/2050	69,296	64,505
GSR Mortgage Loan Trust
Series 2003-13, Class 1A1, 5.61%, 10/25/2033 (a)	72,693	70,466
Series 2003-7F, Class 1A4, 5.25%, 06/25/2033	149,770	146,987

The accompanying notes are an integral part of these financial statements.

16

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments (Continued)

February 29, 2024 (UNAUDITED)

	Par	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 43.3% (continued)
Series 2004-10F, Class 7A1, 5.50%, 09/25/2034	17,083	$16,380
Series 2005-5F, Class 8A2, 5.50% (1 mo. Term SOFR + 0.61%), 06/25/2035 (a)	40,429	37,974
Series 2005-AR6, Class 1A1, 5.98%, 09/25/2035 (a)	6,165	6,068
Impac CMB Trust, Series 2005-4, Class 2A1, 6.04% (1 mo. Term SOFR + 0.41%), 05/25/2035 (a)	166,863	154,177
JP Morgan Mortgage Trust
Series 2018-1, Class A7, 3.50%, 06/25/2048 (a)(b)	493,828	435,865
Series 2018-8, Class A3, 4.00%, 01/25/2049 (a)(b)	88,106	80,420
Mastr Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 5.95%, 04/21/2034 (a)	86,215	81,421
Series 2004-6, Class 4A6, 5.59%, 07/25/2034 (a)	142,570	141,507
MASTR Alternative Loans Trust, Series 2003-1, Class 2A1, 6.50%, 01/25/2033	224,401	222,453
MASTR Asset Securitization Trust, Series 2003-11, Class 7A5, 5.25%, 12/25/2033	181,182	173,991
Mastr Seasoned Securities Trust, Series 2005-1, Class 1A1, 5.82%, 09/25/2032 (a)	331,228	322,942
MortgageIT Trust
Series 2004-2, Class M1, 6.26% (1 mo. Term SOFR + 0.94%), 12/25/2034 (a)	421,182	396,125
Series 2005-5, Class A1, 5.96% (1 mo. Term SOFR + 0.63%), 12/25/2035 (a)	321,063	309,075
Nationstar Mortgage Loan Trust, Series 2013-A, Class A, 3.75%, 12/25/2052 (a)(b)	215,506	198,581
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A3, 5.95%, 09/25/2034 (a)	17,673	17,020
Structured Asset Mortgage Investments, Inc.
Series 2004-AR3, Class 1A1, 6.03% (1 mo. Term SOFR + 0.71%), 07/19/2034 (a)	529,724	473,966
Series 2004-AR6, Class A1A, 6.13% (1 mo. Term SOFR + 0.81%), 02/19/2035 (a)	319,331	289,306
Structured Asset Securities Corp., Series 2003-34A, Class 3A4, 5.72%, 11/25/2033 (a)	42,293	41,406
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1, 6.08% (1 mo. Term SOFR + 0.75%), 09/25/2043 (a)	342,692	319,273
WaMu Mortgage Pass Through Certificates
Series 2002-AR2, Class A, 4.38% (Enterprise 11th District COFI Replacement Index + 1.25%), 02/27/2034 (a)	15,455	14,418
Series 2003-AR7, Class A7, 5.58%, 08/25/2033 (a)	89,982	82,601
Series 2003-AR8, Class A, 5.55%, 08/25/2033 (a)	62,905	60,047
Wells Fargo Mortgage Backed Securities Trust
Series 2004-K, Class 2A6, 5.74%, 07/25/2034 (a)	210,949	211,399
Series 2004-K, Class 2A12, 5.74%, 07/25/2034 (a)	8,754	8,772
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,192,564)		8,492,898

The accompanying notes are an integral part of these financial statements.

17

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments (Continued)

February 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 32.8%
Communications — 2.2%
Discovery Communications LLC, 3.45%, 03/15/2025	250,000	$244,134
TFCF America, Inc., 3.70%, 09/15/2024	200,000	196,599
		440,733
Consumer Discretionary — 4.0%
Macmillan Bloedel Pembroke LP, 7.70%, 02/15/2026	250,000	260,219
Southwest Airlines Co., 5.25%, 05/04/2025	285,000	284,239
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	233,520	230,261
		774,719
Energy — 2.9%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	269,000	284,023
Phillips 66 Partners LP, 3.61%, 02/15/2025	293,000	285,423
		569,446
Financials — 14.6%
Ally Financial, Inc., 5.80%, 05/01/2025	285,000	284,581
American Tower Corp., 4.00%, 06/01/2025	290,000	284,445
Antares Holdings LP, 8.50%, 05/18/2025 (b)	275,000	278,833
Ares Capital Corp., 4.25%, 03/01/2025	295,000	289,336
Aviation Capital Group LLC, 4.13%, 08/01/2025 (b)	295,000	286,766
Blue Owl Capital Corp., 3.75%, 07/22/2025	300,000	289,079
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/2025 (b)	290,000	286,401
Goldman Sachs BDC, Inc., 3.75%, 02/10/2025	290,000	284,170
Goldman Sachs Group, Inc., 3.50%, 01/23/2025	290,000	285,037
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	290,000	288,444
		2,857,092
Health Care — 1.5%
CVS Pass-Through Trust, 6.04%, 12/10/2028	287,110	288,818

Industrials — 2.2%
GE Capital Funding LLC, 4.05%, 05/15/2027	200,000	192,035
Ryder System, Inc., 4.63%, 06/01/2025	250,000	247,698
		439,733
Technology — 2.8%
Leidos, Inc., 3.63%, 05/15/2025	295,000	288,236
TD SYNNEX Corp., 1.25%, 08/09/2024	259,000	253,865
		542,101

The accompanying notes are an integral part of these financial statements.

18

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments (Continued)

February 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 32.8% (continued)
Utilities — 2.6%
Elwood Energy LLC, 8.16%, 07/05/2026	210,456	$175,468
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025 (b)	70,362	70,213
PacifiCorp, 6.71%, 01/15/2026	270,000	273,734
		519,415
TOTAL CORPORATE BONDS (Cost $6,605,647)		6,432,057

ASSET-BACKED SECURITIES — 11.8%
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2, 6.64% (1 mo. Term SOFR + 1.31%), 10/25/2034 (a)	55,000	54,001
ACE Securities Corp., Series 2003-NC1, Class A2A, 6.28% (1 mo. Term SOFR + 0.95%), 07/25/2033 (a)	234,621	210,221
American Airlines Group, Inc., Series 2013-1, 4.00%, 07/15/2025	368,438	355,841
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2, 3.49% (1 mo. Term SOFR + 0.89%), 10/25/2034 (a)	213,720	205,083
Carvana Auto Receivables Trust
Series 2021-N1, Class B, 1.09%, 01/10/2028	226,782	215,604
Series 2021-P2, Class A4, 0.80%, 01/10/2027	310,000	294,532
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 6.64% (1 mo. Term SOFR + 1.31%), 11/25/2034 (a)	152,019	148,107
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (b)	278,588	254,017
Delta Air Lines, Inc., Series 2019-1, 3.40%, 04/25/2024	146,000	145,149
OneMain Holdings, Inc., Series 2006-1, Class A5, 5.75%, 12/25/2035 (a)(b)	1,001	1,056
SBA Depositor LLC, Series 2020-1-2, 1.88%, 01/15/2026 (b)	250,000	233,108
Soundview Home Equity Loan Trust, Series 2003-2, Class A2, 6.74% (1 mo. Term SOFR + 1.41%), 11/25/2033 (a)	192,495	192,353
TOTAL ASSET-BACKED SECURITIES (Cost $2,323,457)		2,309,072

U.S. TREASURY OBLIGATIONS — 7.6%
United States Treasury Note/Bond
4.00%, 02/15/2026	500,000	493,984
4.63%, 11/15/2026	1,000,000	1,003,516
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,503,423)		1,497,500

CONVERTIBLE BONDS — 1.5%
Financials — 1.5%
PennyMac Corp., 5.50%, 11/01/2024	290,000	286,738
TOTAL CONVERTIBLE BONDS (Cost $291,749)		286,738

The accompanying notes are an integral part of these financial statements.

19

OAKHURST SHORT DURATION BOND FUND

Schedule of Investments (CONCLUDED)

February 29, 2024 (UNAUDITED)

	Par	Value

MORTGAGE-BACKED SECURITIES — 1.1%
Federal Home Loan Mortgage Corp., Pool J12630, 4.00%, 07/01/2025	55,743	$55,150
Federal National Mortgage Association
Pool AL0300, 4.50%, 06/01/2026	44,772	44,632
Pool AL4309, 4.00%, 10/01/2028	116,704	114,484
TOTAL MORTGAGE-BACKED SECURITIES (Cost $219,895)		214,266

	Shares	Value

SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
Invesco Treasury Portfolio - Class Institutional, 5.24% (c)	316,927	$316,927
TOTAL SHORT-TERM INVESTMENTS (Cost $316,927)		316,927

TOTAL INVESTMENTS — 99.7% (Cost $20,453,662)		$19,549,458
Other Assets in Excess of Liabilities — 0.3%		57,251
TOTAL NET ASSETS — 100.0%		$19,606,709

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of February 29, 2024.

(b)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $2,125,260 or 10.8% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of these financial statements.

20

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Schedule of Investments

February 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 94.5%
Communications — 4.0%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	250,000	$236,140
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.45%, 04/01/2024	335,000	318,629
3.95%, 01/15/2025	438,000	371,753
Uber Technologies, Inc., 6.25%, 01/15/2028 (a)	515,000	516,127
		1,442,649
Consumer Discretionary — 16.7%
Caesars Entertainment, Inc., 8.13%, 07/01/2027 (a)	560,000	575,343
Carnival Corp., 7.63%, 03/01/2026 (a)	695,000	704,051
Ford Motor Credit Co. LLC, 4.27%, 01/09/2027	325,000	311,339
Garda World Security Corp., 4.63%, 02/15/2027 (a)	515,000	492,412
Genting New York LLC / GENNY Capital, Inc., 3.30%, 02/15/2026 (a)	550,000	513,120
MGM Resorts International, 5.50%, 04/15/2027	625,000	612,710
NCL Corp. Ltd., 3.63%, 12/15/2024 (a)	512,000	504,598
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 04/15/2026 (a)	520,000	515,949
Rakuten Group, Inc., 11.25%, 02/15/2027 (a)	500,000	532,464
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	583,800	575,652
White Cap Parent LLC, 8.25% (9.00% PIK), 03/15/2026 (a)	750,000	743,708
		6,081,346
Consumer Staples — 5.4%
B&G Foods, Inc., 5.25%, 09/15/2027	750,000	698,260
Coty, Inc., 6.50%, 04/15/2026 (a)	578,000	577,907
Energizer Holdings, Inc., 6.50%, 12/31/2027 (a)	708,000	702,562
		1,978,729
Energy — 12.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027 (a)	585,000	572,792
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/01/2026 (a)	693,000	693,085
Energy Transfer LP, 5.63%, 05/01/2027 (a)	495,000	490,983
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027 (a)	723,000	720,896
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	685,000	663,169
Phillips 66 Partners LP
3.61%, 02/15/2025	70,000	68,190
3.75%, 03/01/2028	55,000	48,208
SM Energy Co., 6.63%, 01/15/2027	663,000	660,888
Sunnova Energy Corp., 5.88%, 09/01/2026 (a)	730,000	594,165
		4,512,376

The accompanying notes are an integral part of these financial statements.

21

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Schedule of Investments (Continued)

February 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 94.5% (continued)
Financials — 32.3%(b)
Acrisure LLC / Acrisure Finance, Inc., 10.13%, 08/01/2026 (a)	675,000	$702,340
Ally Financial, Inc., 5.75%, 11/20/2025	600,000	597,096
Antares Holdings LP, 2.75%, 01/15/2027 (a)	475,000	423,280
BGC Group, Inc., 8.00%, 05/25/2028	500,000	528,842
Block, Inc., 2.75%, 06/01/2026	555,000	518,323
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 05/15/2026 (a)	593,000	572,493
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)	750,000	721,649
First-Citizens Bank & Trust Co., 2.97% to 09/27/2024 then 3 mo. Term SOFR + 1.72%, 09/27/2025	380,000	372,600
Fly Leasing Ltd., 7.00%, 10/15/2024 (a)	750,000	736,436
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027 (a)	375,000	389,059
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	275,000	257,540
HUB International Ltd., 5.63%, 12/01/2029 (a)	730,000	678,369
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026 (a)	550,000	528,479
MBIA, Inc., 7.00%, 12/15/2025	675,000	662,526
Midcap Financial Issuer Trust, 6.50%, 05/01/2028 (a)	750,000	687,383
Navient Corp., 5.00%, 03/15/2027	530,000	503,112
New York Community Bancorp, Inc., 8.33% (3 mo. Term SOFR + 3.04%), 11/06/2028 (c)	543,000	452,194
Rithm Capital Corp., 6.25%, 10/15/2025 (a)	675,000	666,887
SBA Communications Corp., 3.88%, 02/15/2027	274,000	258,798
StoneX Group, Inc., 8.63%, 06/15/2025 (a)	700,000	704,961
United Wholesale Mortgage LLC, 5.50%, 11/15/2025 (a)	493,000	485,026
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)	250,000	259,393
		11,706,786
Health Care — 5.8%
Heartland Dental LLC / Heartland Dental Finance Corp., 8.50%, 05/01/2026 (a)	803,000	792,465
Prime Healthcare Services, Inc., 7.25%, 11/01/2025 (a)	736,000	733,890
Tenet Healthcare Corp., 4.63%, 06/15/2028	620,000	590,805
		2,117,160
Industrials — 5.2%
Bombardier, Inc., 7.88%, 04/15/2027 (a)	602,000	603,141
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026 (a)	720,000	708,066
RXO, Inc., 7.50%, 11/15/2027 (a)	550,000	568,460
		1,879,667

The accompanying notes are an integral part of these financial statements.

22

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Schedule of Investments (Continued)

February 29, 2024 (UNAUDITED)

	Par	Value

CORPORATE BONDS — 94.5% (continued)
Materials — 4.8%
Arsenal AIC Parent LLC, 11.50%, 10/01/2031 (a)	510,000	$561,688
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	725,000	672,200
First Quantum Minerals Ltd., 7.50%, 04/01/2025 (a)	525,000	525,000
		1,758,888
Technology — 5.7%
Cloud Software Group, Inc., 6.50%, 03/31/2029 (a)	533,000	496,774
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	645,000	648,938
MicroStrategy, Inc., 6.13%, 06/15/2028 (a)	250,000	241,324
Sabre GLBL, Inc., 11.25%, 12/15/2027 (a)	710,000	666,956
		2,053,992
Utilities — 2.2%
Elwood Energy LLC, 8.16%, 07/05/2026	597,026	497,771
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025 (a)	292,086	291,470
		789,241
TOTAL CORPORATE BONDS (Cost $34,471,820)		34,320,834

ASSET-BACKED SECURITIES — 1.7%
United Airlines, Inc., Series 2016-1B, 3.65%, 01/07/2026	656,250	623,705
TOTAL ASSET-BACKED SECURITIES (Cost $607,442)		623,705

CONVERTIBLE BONDS — 1.6%
Financials — 1.6%
PennyMac Corp., 5.50%, 11/01/2024	590,000	583,363
TOTAL CONVERTIBLE BONDS (Cost $586,113)		583,363

The accompanying notes are an integral part of these financial statements.

23

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Schedule of Investments (CONCLUDED)

February 29, 2024 (UNAUDITED)

	Shares	Value

SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
Invesco Treasury Portfolio - Class Institutional, 5.24% (d)	307,048	$307,048
TOTAL SHORT-TERM INVESTMENTS (Cost $307,048)		307,048

TOTAL INVESTMENTS — 98.6% (Cost $35,972,423)		$35,834,950
Other Assets in Excess of Liabilities — 1.4%		518,679
TOTAL NET ASSETS — 100.0%		$36,353,629

Percentages are stated as a percent of net assets.

PIK - Payment In Kind

SOFR - Secured Overnight Financing Rate

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $25,673,138 or 70.6% of the Fund’s net assets.

(b)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 29, 2024.

(d)	The rate shown represents the 7-day effective yield as of February 29, 2024.

The accompanying notes are an integral part of these financial statements.

24

Oakhurst Mutual Funds

Statements of Assets and Liabilities

February 29, 2024 (UNAUDITED)

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
ASSETS
Investments at value (cost $116,982,822, $20,136,735, and $35,665,375, respectively)	$108,749,286	$19,232,531	$35,527,902
Short-term investments, at value (cost $3,173,422 and $316,927, and $307,048, respectively)	3,173,422	316,927	307,048
Receivable for:
Due from Adviser (Note 2)	—	28,957	7,217
Dividends and interest	669,082	126,679	656,097
Capital shares sold	209,711	—	—
Prepaid and other expenses	971	—	3,786
Total assets	112,802,472	19,705,094	36,502,050

LIABILITIES
Payables for:
Investments purchased	463,238	—	—
Capital shares redeemed	244,597	55,639	108,597
Dividends	120,646	1,213	6,986
Administration and accounting fees	21,595	15,135	8,368
Professional fees	9,617	9,330	9,713
Advisory fees	7,203	—	—
Other accrued expenses and liabilities	15,803	17,068	14,757
Total liabilities	882,699	98,385	148,421
Net assets	111,919,773	19,606,709	36,353,629

NET ASSETS CONSIST OF:
Par value	$12,956	$2,113	$4,131
Paid-in capital	128,207,856	25,299,949	48,568,514
Total distributable earnings/(loss)	(16,301,039)	(5,695,353)	(12,219,016)
Net assets	$111,919,773	$19,606,709	$36,353,629
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	12,956,283	2,113,104	4,130,889
Net asset value, offering and redemption price per share	$8.64	$9.28	$8.80

The accompanying notes are an integral part of these financial statements.

25

Oakhurst Mutual Funds

Statements of Operations

FOR THE SIX MONTHS ENDED February 29, 2024 (UNAUDITED)

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
INVESTMENT INCOME
Interest	$2,549,858	$541,823	$1,413,103
Total investment income	2,549,858	541,823	1,413,103

EXPENSES
Advisory fees (Note 2)	$275,469	$42,595	$147,535
Administration and accounting fees (Note 2)	57,629	28,721	37,336
Transfer agent fees (Note 2)	27,702	15,681	12,460
Custodian fees (Note 2)	8,934	5,379	2,694
Audit and tax service fees	7,355	10,772	9,064
Registration and filing fees	6,885	8,030	5,470
Director fees	5,788	5,788	—
Legal fees	5,745	5,344	1,635
Printing and shareholder reporting fees	5,130	5,879	3,774
Other expenses	30,982	18,498	23,187
Total expenses before waivers and reimbursments	431,619	146,687	243,155
Less: waivers and reimbursemets (Note 2)	(108,495)	(73,666)	(56,278)
Net expenses after waivers and reimbursments	323,124	73,021	186,877
Net investment income/(loss)	2,226,734	468,802	1,226,226

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(1,748,943)	(310,503)	(368,682)
Net change in unrealized appreciation/(depreciation) on
investments	2,518,106	593,393	1,254,996
Net realized and unrealized gain/(loss) from investments	769,163	282,890	886,314

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,995,897	$751,692	$2,112,540

The accompanying notes are an integral part of these financial statements.

26

OAKHURST FIXED INCOME FUND

Statements of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$2,226,734	$3,756,470
Net realized gain/(loss) on investments	(1,748,943)	(4,450,490)
Net change in unrealized appreciation/(depreciation) on investments	2,518,106	50,843
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,995,897	(643,177)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(2,239,363)	(3,883,963)
Net decrease in net assets from dividends and distributions to shareholders	(2,239,363)	(3,883,963)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,919,558	35,053,632
Reinvestment of distributions	1,214,935	2,486,866
Shares redeemed	(26,379,249)	(37,015,263)
Net increase/(decrease) in net assets from capital share transactions	(4,244,756)	525,235
Total increase/(decrease) in net assets	(3,488,222)	(4,001,905)

NET ASSETS:
Beginning of period	115,407,995	119,409,900
End of period	$111,919,773	$115,407,995

SHARE TRANSACTIONS:
Shares sold	2,446,313	4,050,926
Shares reinvested	141,418	288,571
Shares redeemed	(3,106,847)	(4,287,559)
Net increase/(decrease) in shares outstanding	(519,116)	51,938

The accompanying notes are an integral part of these financial statements.

27

OAKHURST SHORT DURATION BOND FUND

Statements of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$468,802	$1,336,521
Net realized gain/(loss) on investments	(310,503)	(2,021,832)
Net change in unrealized appreciation/(depreciation) on investments	593,393	1,307,819
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	751,692	622,508

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(473,070)	(1,417,288)
Net decrease in net assets from dividends and distributions to shareholders	(473,070)	(1,417,288)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,391,603	7,798,441
Reinvestment of distributions	371,052	1,398,059
Shares redeemed	(9,543,823)	(39,080,692)
Net increase/(decrease) in net assets from capital share transactions	(7,781,168)	(29,884,192)
Total increase/(decrease) in net assets	(7,502,546)	(30,678,972)

NET ASSETS:
Beginning of period	27,109,255	57,788,227
End of period	$19,606,709	$27,109,255

SHARE TRANSACTIONS:
Shares sold	150,859	852,160
Shares reinvested	40,204	152,703
Shares redeemed	(1,029,746)	(4,257,943)
Net increase/(decrease) in shares outstanding	(838,683)	(3,253,080)

The accompanying notes are an integral part of these financial statements.

28

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Statements of Changes in Net Assets

	Six Months Ended February 29, 2024 (Unaudited)	Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$1,226,226	$3,341,257
Net realized gain/(loss) on investments	(368,682)	(8,762,831)
Net change in unrealized appreciation/(depreciation) on investments	1,254,996	7,335,135
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,112,540	1,913,561

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(1,235,104)	(3,364,705)
Net decrease in net assets from dividends and distributions to shareholders	(1,235,104)	(3,883,963)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,294,106	10,876,689
Reinvestment of distributions	976,157	3,291,666
Shares redeemed	(11,573,235)	(35,451,954)
Net increase/(decrease) in net assets from capital share transactions	(8,302,972)	(21,283,599)
Total increase/(decrease) in net assets	(7,425,536)	(22,734,743)

NET ASSETS:
Beginning of period	43,779,165	66,513,908
End of period	$36,353,629	$43,779,165

SHARE TRANSACTIONS:
Shares sold	264,012	1,263,476
Shares reinvested	112,195	384,295
Shares redeemed	(1,337,695)	(4,118,132)
Net increase/(decrease) in shares outstanding	(961,488)	(2,470,361)

The accompanying notes are an integral part of these financial statements.

29

OAKHURST FIXED INCOME FUND

Institutional Shares

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29,		For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,
	2024(1) (Unaudited)		2023	2022	2021	2020	2019
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$8.56		$8.90	$10.28	$10.40	$10.10	$9.60
Net investment income/(loss)(3)	0.17		0.27	0.19	0.15	0.22	0.28
Net realized and unrealized gain/(loss) from investments	0.08		(0.33)	(1.26)	— (2)	0.32	0.51
Net increase/(decrease) in net assets resulting from operations	0.25		(0.06)	(1.07)	0.15	0.54	0.79
Dividends and distributions to shareholders from:
Net investment income	(0.17)		(0.28)	(0.22)	(0.21)	(0.24)	(0.29)
Net realized gains on investments	—		—	(0.09)	(0.06)	—	—
Total distributions	(0.17)		(0.28)	(0.31)	(0.27)	(0.24)	(0.29)
Net asset value, end of period	$8.64		$8.56	$8.90	$10.28	$10.40	$10.10
Total investment return/(loss)(4)	3.00	%(5)	(0.62)%	(10.59)%	1.42%	5.45%	8.42%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000’s omitted)	$111,920		$115,408	$119,410	$126,210	$96,428	$76,637
Ratio of expenses to average net assets with waivers and/or reimbursements	0.59	%(6)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets without waivers and reimbursements	0.78	%(6)	0.78%	0.84%	0.80%	0.87%	0.94%
Ratio of net investment income/(loss) to average net assets with waviers	4.05	%(6)	3.16%	1.97%	1.45%	2.20%	2.92%
Portfolio turnover rate	17	%(5)	36%	48%	52%	43%	36%

(1)

Prior to the close of business on October 27, 2023, the Fund was a series (the “Predecessor Fund”) of F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(2)	Rounds to less than $0.01 per share.

(3)	Per share data calculated using average shares outstanding method.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

30

OAKHURST SHORT DURATION BOND FUND

Institutional Shares

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29,		For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,
	2024(1) (Unaudited)		2023	2022	2021	2020	2019
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$9.18		$9.31	$9.99	$9.98	$9.94	$9.80
Net investment income/(loss)(2)	0.18		0.31	0.14	0.15	0.22	0.24
Net realized and unrealized gain/(loss) from investments	0.10		(0.11)	(0.60)	0.07	0.07	0.18
Net increase/(decrease) in net assets resulting from operations	0.28		0.20	(0.46)	0.22	0.29	0.42
Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.33)	(0.22)	(0.21)	(0.25)	(0.28)
Net asset value, end of period	$9.28		$9.18	$9.31	$9.99	$9.98	$9.94
Total investment return/(loss)(3)	3.13	%(4)	2.23%	(4.65)%	2.26%	2.95%	4.31%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000’s omitted)	$19,607		$27,109	$57,788	$131,145	$125,823	$112,976
Ratio of expenses to average net assets with waivers and/or reimbursements	0.60	%(5)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets without waivers and reimbursements	1.21	%(5)	1.03%	0.77%	0.65%	0.68%	0.63%
Ratio of net investment income/(loss) to average net assets with waviers	3.86	%(5)	3.24%	1.58%	1.51%	2.13%	2.48%
Portfolio turnover rate	17	%(4)	22%	70%	102%	70%	47%

(1)

Prior to the close of business on October 27, 2023, the Fund was a diversified series (the “Predecessor Fund”) of F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

31

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND

Institutional Shares

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29,		For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,	For the Year Ended August 31,
	2024(1) (Unaudited)		2023	2022	2021	2020	2019
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$8.60		$8.79	$10.06	$9.64	$9.95	$10.00
Net investment income/(loss)(2)	0.27		0.53	0.47	0.47	0.52	0.52
Net realized and unrealized gain/(loss) from investments	0.07		(0.19)	(1.26)	0.42	(0.31)	(0.05)
Net increase/(decrease) in net assets resulting from operations	0.34		0.34	(0.79)	0.89	0.21	0.47
Dividends and distributions to shareholders from:
Net investment income	(0.14)		(0.53)	(0.48)	(0.47)	(0.52)	(0.52)
Net asset value, end of period	$8.80		$8.60	$8.79	$10.06	$9.64	$9.95
Total investment return/(loss)(3)	5.62	%(4)	4.05%	(8.11)%	9.45%	2.27%	4.87%
RATIOS/SUPPLEMENTAL DATA
Net assets at end of period (000’s omitted)	$36,354		$43,779	$66,514	$101,433	$41,894	$45,830
Ratio of expenses to average net assets with waivers and/or reimbursements	0.95	%(4)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets without waivers and reimbursements	1.24	%(5)	1.22%	1.11%	1.18%	1.29%	1.25%
Ratio of net investment income/(loss) to average net assets with waviers	6.24	%(5)	6.00%	4.84%	4.72%	5.38%	5.29%
Portfolio turnover rate	12	%(4)	52%	53%	60%	113%	86%

(1)

Prior to the close of business on October 27, 2023, the Fund was a diversified series (the “Predecessor Fund”) of F/m Funds Trust, an open-end management investment company organized as an Ohio business trust. The Predecessor Fund was reorganized into the Fund following the close of business on October 27, 2023 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to October 30, 2023 included herein is that of the Predecessor Fund (Note 1).

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

32

Oakhurst Mutual Funds

Notes to Financial Statements

February 29, 2024 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund (each a “Fund” and together the “Funds” or “Oakhurst Mutual Funds”). The Oakhurst Fixed Income Fund, the Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund commenced operations on October 31, 2012, April 26, 2013, and October 1, 2015, respectively. Each fund was treated as a separate series (the “Predecessor Funds”) of the F/m Funds Trust, an open end management investment company established as an Ohio business trust. Effective as of the close of business on October 27, 2023, the Predecessor Funds were reorganized into the Funds, as new series of RBB in a tax-free reorganization (the “Reorganization”), whereby the Funds acquired all the assets and liabilities of the Predecessor Funds in exchange for shares of the Funds which were distributed pro rata by the Predecessor Funds to their respective shareholders in complete liquidation and termination of the Predecessor Funds. The Agreement and Plan of Reorganization pursuant to which the Reorganization was accomplished was approved by shareholders of the Predecessor Funds on June 29, 2023 with respect to the Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund, and on July 31, 2023, with respect to the Oakhurst Fixed Income Fund. Unless otherwise indicated, references to the “Funds” in these Notes to Financial Statements refer to the Predecessor Funds and Funds. Each Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of each Fund are not currently offered. When both share classes of each Fund are offered, each share class of a Fund will represent an ownership interest in the corresponding Fund’s investment portfolio.

The investment objective of Oakhurst Fixed Income Fund is total return.

The investment objective of Oakhurst Short Duration Bond Fund is to seek a high level of income consistent with preservation of capital and liquidity.

The investment objective of Oakhurst Short Duration High Yield Credit Fund is to seek a high level of income and capital appreciation.

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities held by the Funds on the date of Reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflects their historical cost basis as of the date of Reorganization. As a result of the Reorganization, the Funds are the accounting successors of the Predecessor Funds. The Reorganization was accomplished by a tax-free exchange of the Funds’ shares and value of net assets for the same shares and value of the Predecessor Funds’ shares. For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Funds was carried forward to align ongoing reporting of the Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets, fair value of investments, net unrealized depreciation and shares outstanding of the Predecessor Funds were as follows:

Oakhurst Fixed Income Fund:
Net Assets	Fair Value of Investments	Net Unrealized Depreciation	Fund Shares Outstanding
$ 106,907,416	$106,032,661	$(14,475,288)	12,935,591

33

Oakhurst Mutual Funds

Notes to Financial Statements

February 29, 2024 (UNAUDITED)

Oakhurst Short Duration Bond Fund:
Net Assets	Fair Value of Investments	Net Unrealized Depreciation	Fund Shares Outstanding
$ 25,997,806	$25,801,854	$(1,679,767)	2,849,158

Oakhurst Short Duration High Yield Credit Fund:
Net Assets	Fair Value of Investments	Net Unrealized Depreciation	Fund Shares Outstanding
$ 40,532,559	$39,809,676	$(1,974,807)	4,786,327

The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 29, 2024, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION – Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Funds and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated F/m Investments, LLC d/b/a Oakhurst Capital Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

34

Oakhurst Mutual Funds

Notes to Financial Statements

February 29, 2024 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Funds’ investments carried at fair value:

Oakhurst Fixed Income Fund	Total	Level 1	Level 2	Level 3
Collateralized Mortgage Obligations	$30,222,565	$—	$30,222,565	$—
Corporate Bonds	29,804,076	—	29,804,076	—
U.S. Treasury Obligations	29,160,268	—	29,160,268	—
Asset-Backed Securities	8,651,891	—	8,651,891	—
Mortgage-Backed Securities	6,614,811	—	6,614,811	—
U.S. Government Agency Issues	3,405,800	—	3,405,800	—
Convertible Bonds	889,875	—	889,875	—
Money Market Funds	3,173,422	3,173,422	—	—
Total Investments*	$111,922,708	$3,173,422	$108,749,286	$—

Oakhurst Short Duration Bond Fund	Total	Level 1	Level 2	Level 3
Collateralized Mortgage Obligations	$8,492,898	$—	$8,492,898	$—
Corporate Bonds	6,432,057	—	6,432,057	—
Asset-Backed Securities	2,309,072	—	2,309,072	—
U.S. Treasury Obligations	1,497,500	—	1,497,500	—
Convertible Bonds	286,738	—	286,738	—
Mortgage-Backed Securities	214,266	—	214,266	—
Money Market Funds	316,927	316,927	—	—
Total Investments*	$19,549,458	$316,927	$19,232,531	$—

Oakhurst Short Duration High Yield Credit Fund	Total	Level 1	Level 2	Level 3
Corporate Bonds	$34,320,834	$—	$34,320,834	$—
Asset-Backed Securities	623,705	—	623,705	—
Convertible Bonds	583,363	—	583,363	—
Money Market Funds	307,048	307,048	—	—
Total Investments*	$35,834,950	$307,048	$35,527,902	$—

*	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

35

Oakhurst Mutual Funds

Notes to Financial Statements

February 29, 2024 (UNAUDITED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Funds did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES – The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. Each Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by each Fund at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS – No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

36

Oakhurst Mutual Funds

Notes to Financial Statements

February 29, 2024 (UNAUDITED)

2. INVESTMENT ADVISER AND OTHER SERVICES

Effective October 30, 2023, under the terms of an investment advisory agreement between the Company, on behalf of the Funds, and the Adviser (the “Current Advisory Agreement”), the Adviser serves as the investment adviser to the Funds, and the Funds pay the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50%, 0.35%, and 0.75% of the average daily net assets of the Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund, respectively. Oakhurst Capital Advisors, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Funds, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Current Advisory Agreement between the Adviser and the Company on behalf of the Funds. The Sub-Adviser is paid a fee equal to the annual rate of 0.475% of the Oakhurst Fixed Income Fund’s average daily net assets, 0.325% of the Oakhurst Short Duration Bond Fund’s average daily net assets, and 0.725% of the Oakhurst Short Duration High Yield Credit Fund’s average daily net assets. Compensation of the Sub-Adviser is paid by the Adviser (not the Funds) at the annual rate of the average value of a Fund’s daily net assets. The Sub-Adviser’s fee is reduced on a pro-rata basis to the extent that the Adviser reduces its advisory fees or reimburses expenses of the Funds.

Under an expense limitation agreement between the Company, on behalf of the Funds, and the Adviser (the “Current Expense Limitation Agreement”), the Adviser has contractually agreed until October 30, 2025 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) to 0.60% (0.58% until October 30, 2024) of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Fixed Income Fund, 0.60% of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Short Duration Bond Fund, and 0.95% of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Short Duration High Yield Credit Fund. During the period from October 30, 2023 through February 29, 2024, the Adviser reduced advisory fees for the Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund by $64,935, $41,657, and $30,471, respectively.

Prior to October 30, 2023, the Sub-Adviser served as the investment adviser to the Predecessor Funds pursuant to an investment advisory agreement between the F/m Funds Trust, on behalf of the Predecessor Funds, and the Sub-Adviser (the “Prior Advisory Agreement”). The fee structure under the Prior Advisory Agreement was identical to the fee structure under the Current Advisory Agreement. In addition, the Sub-Adviser contractually agreed through October 29, 2023 to limit the amount of the Predecessor Funds’ total annual operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) pursuant to an expense limitation agreement (the “Prior Expense Limitation Agreement”) to 0.60% of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Fixed Income Fund, 0.60% of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Short Duration Bond Fund, and 0.95% of the average daily net assets allocable to the Institutional Class shares of the Oakhurst Short Duration High Yield Credit Fund. During the period from September 1, 2023 through October 29, 2023, the Sub-Adviser reduced advisory fees to the Predecessor Funds by $43,560, $32,009, and $25,807, for the Oakhurst Fixed Income Fund, the Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund, respectively.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Funds’ ordinary operating expenses (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) to exceed the expense caps that were in effect when the fees and expenses were paid, waived, or absorbed by the Adviser, as well as the expense cap currently in effect. As of February 29, 2024, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $64,935, $41,657, and $30,471 for the Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund, and the Oakhurst Short Duration High Yield Credit Fund, respectively. The Adviser may recover this amount no later than February 28, 2027. The advisory fees and expense waivers and/or reimbursement under the Prior Expense Limitation Agreement is not subject to repayment by the Funds.

37

Oakhurst Mutual Funds

Notes to Financial Statements

February 29, 2024 (UNAUDITED)

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

	Gross Advisory Fees	Waivers and/or Reimbursements	Recoupments	Net Advisory Fees
Oakhurst Fixed Income Fund	$275,469	$(108,495)	$—	$166,974
Oakhurst Short Duration Bond Fund	42,595	(73,666)	—	(31,071)
Oakhurst Short Duration High Yield Credit Fund	147,535	(56,278)	—	91,257

Ultimus Fund Solutions served as administrator for the Funds through October 27, 2023. Effective October 28, 2023, U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Ultimus Fund Solutions served as transfer and dividend disbursing agent for the Funds through October 27, 2023. Effective October 28, 2023, Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Ultimus Fund Distributors, LLC served as the principal underwriter and distributor of the Funds’ shares pursuant to a distribution agreement with F/m Funds Trust through October 27, 2023. Effective October 28, 2023, Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a distribution agreement with the Company.

DIRECTOR AND OFFICER COMPENSATION - The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Key Bridge Compliance, LLC provided the Chief Compliance Officer and compliance services to F/m Funds Trust. Additionally, certain trustees of the Predecessor Funds were affiliated with the Adviser and were not paid by the Predecessor Funds for serving in such capacities. Employees of the Company serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. As of the end of the current fiscal period, there were no director and officer fees charged or paid by the Funds.

PRINCIPAL HOLDERS OF FUND SHARES - As of February 29, 2024, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNER	% Ownership
Oakhurst Fixed Income Fund
Charles Schwab & Company (for the benefit of its customers)	61%
National Financial Services, LLC (for the benefit of its customers)	39%
Oakhurst Short Duration Bond Fund
Charles Schwab & Company (for the benefit of its customers)	94%
Oakhurst Short Duration High Yield Credit Fund
Charles Schwab & Company (for the benefit of its customers)	81%

38

Oakhurst Mutual Funds

Notes to Financial Statements

February 29, 2024 (UNAUDITED)

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

3. INVESTMENT TRANSACTIONS

During the current fiscal period ended February 29, 2024, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
Purchases of investment securities	$11,448,369	$754,908	$4,553,893
Proceeds from sales and maturities of investment securities	13,381,008	7,351,960	10,915,126

During the fiscal period ended February 29, 2024, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
Purchases of U.S. government long-term securities	$9,915,314	$2,913,895	$—
Proceeds from sales and maturities of U.S. government securities	9,789,934	1,039,119	—

4. FEDERAL INCOME TAX INFORMATION

Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Funds’ financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2023:

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
Tax cost of investments	$125,706,107	$28,816,509	$44,508,911
Gross unrealized appreciation	270,159	59,830	217,309
Gross unrealized depreciation	(11,067,212)	(1,558,181)	(1,609,856)
Net unrealized depreciation on investments	(10,797,053)	(1,498,351)	(1,392,547)
Undistributed ordinary income	170,671	10,439	29,178

39

Oakhurst Mutual Funds

Notes to Financial Statements

February 29, 2024 (UNAUDITED)

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
Tax cost of investments	$(6,294,048)	$(4,484,098)	$(11,725,290)
Distributions payable	(137,143)	(1,965)	(7,793)
Accumulated deficit	$(17,057,573)	$(5,973,975)	$(13,096,452)

The difference between the federal income tax cost of investments and the financial statement cost of investments for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2023 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
Oakhurst Fixed Income Fund:
August 31, 2023	$4,008,527	$—	$4,008,527
Oakhurst Short Duration Bond Fund:
August 31, 2023	$1,532,262	$—	$1,532,262
Oakhurst Short Duration High Yield Credit Fund:
August 31, 2023	$3,601,448	$—	$3,601,448

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to dividends payable amounts.

As of August 31, 2023, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	Oakhurst Fixed Income Fund	Oakhurst Short Duration Bond Fund	Oakhurst Short Duration High Yield Credit Fund
Short-term loss carryforwards	$812,224	$2,003,293	$4,797,340
Long-term loss carryforwards	5,481,824	2,480,805	6,927,950
Total	$6,294,048	$4,484,098	$11,725,290

These CLCFs may be carried forward indefinitely and are available to offset net realized capital gains in future years, thereby reducing future taxable capital gain distributions.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund identifies its major tax jurisdiction as U.S. Federal.

Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations. During the fiscal year ended August 31, 2023, the Funds did not incur any interest or penalties.

40

Oakhurst Mutual Funds

Notes to Financial Statements

February 29, 2024 (UNAUDITED)

5. Risks Associated with Collateralized Mortgage Obligations

Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in collateralized mortgage obligations (“CMOs”). This means each Fund will invest at least 25% of its total assets in agency and non-agency CMOs. The Funds’ investments in CMOs are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on CMOs, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a CMO and cause the Funds to reinvest their assets at a lower prevailing interest rate. CMOs are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of CMOs due to the deceleration of prepayments. CMOs may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in CMOs are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in CMOs, the Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in CMOs. As of the end of the current fiscal period, Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund had 27.1% and 43.3%, respectively, of the value of their net assets invested in CMOs.

6. Risks Associated with Lower Rated Debt Securities

Oakhurst Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and may adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, Inc. are generally considered to be “junk” bonds.

7. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. Please refer to the Schedule of Investments for further details regarding each Fund’s investments in 144A securities.

8. Bank Line of Credit

Oakhurst Fixed Income Fund had an uncommitted senior secured line of credit up to $6,000,000 with its custodian bank which expired on December 15, 2023. Oakhurst Short Duration Bond Fund had an uncommitted senior secured line of credit up to $3,000,000, with its custodian bank which expired on December 15, 2023. Oakhurst Short Duration High Yield Credit Fund had an uncommitted senior secured line of credit up to $3,500,000, with its custodian bank which expired on December 15, 2023. All portfolio securities held by each Fund are pledged as collateral for its line of credit. Borrowings under the lines of credit bear interest at a rate per annum equal to the bank’s Prime Rate at the time of borrowing. As of the end of the current fiscal period, the Prime Rate was 8.50%. During the current fiscal period, none of the Funds borrowed under their respective lines of credit.

9. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

41

Oakhurst Mutual Funds

Notes to Financial Statements

February 29, 2024 (UNAUDITED)

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Funds will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Funds will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

10. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

Subsequent to the end of the current fiscal period, the Funds paid the following distributions:

Fund	Record Date	EX-DATE/ PAY DATE	Distribution Rate Per Share
Oakhurst Fixed Income Fund	March 27, 2024	March 28, 2024	$0.02598148
Oakhurst Short Duration Bond Fund	March 27, 2024	March 28, 2024	$0.02874828
Oakhurst Short Duration High Yield Credit Fund	March 27, 2024	March 28, 2024	$0.04515305

42

Oakhurst Mutual Funds

Other Information

(Unaudited)

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Funds’ website www.fm-funds.com.

43

OAKHURST MUTUAL FUNDS

OTHER INFORMATION

(Unaudited)

APPROVAL OF NEW INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of (i) a new investment advisory agreement (the “Oakhurst Funds Advisory Agreement”) between the Company and the Adviser with respect to each Fund, and (ii) a new sub-advisory agreement (the “Oakhurst Funds Sub-Advisory Agreement”) by and among the Company, the Adviser and the Sub-Adviser with respect to each Fund, at a meeting of the Board held on February 8-9, 2023 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Oakhurst Funds Advisory Agreement and Oakhurst Funds Sub-Advisory Agreement for an initial period ending August 16, 2024. The Board’s decision to approve the Oakhurst Funds Advisory Agreement and Oakhurst Funds Sub-Advisory Agreement reflects the exercise of its business judgment. In approving the Oakhurst Funds Advisory Agreement and Oakhurst Funds Sub-Advisory Agreement, the Board considered information provided by the Adviser and the Sub-Adviser, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Oakhurst Funds Advisory Agreement and Oakhurst Funds Sub Advisory Agreement, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of the Adviser and Sub-Adviser, and discussed the Oakhurst Funds Advisory Agreement and Oakhurst Funds Sub-Advisory Agreement with counsel in executive sessions, at which no representatives of the Adviser or Sub-Adviser were present. The Directors considered whether approval of the Oakhurst Funds Advisory Agreement and Oakhurst Funds Sub-Advisory Agreement would be in the best interests of the Funds and their shareholders and the overall fairness of the Oakhurst Funds Advisory Agreement and Oakhurst Funds Sub-Advisory Agreement. Among other things, the Directors considered (i) the nature, extent, and quality of services proposed to be provided to the Funds by the Adviser and Sub-Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser’s and Sub-Adviser’s investment philosophy and process; (iv) the Adviser’s and Sub-Adviser’s assets under management and client descriptions; (v) the Adviser’s and Sub-Adviser’s soft dollar commission and trade allocation policies; (vi) the Adviser’s and Sub-Adviser’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) the Adviser’s and Sub- Adviser’s compliance procedures; (viii) the Adviser’s and Sub-Adviser’s financial information, insurance coverage and profitability analysis relating to providing services to the Funds; (ix) the extent to which economies of scale are relevant to the Funds; and (x) a report comparing each of the Predecessor Funds’ advisory fees and total expense ratio to those of its Morningstar peer group and comparing the performance of each of the Predecessor Funds to the performance of its Morningstar peer group.

The Directors evaluated the nature, extent and quality of the services that the Adviser and Sub-Adviser would provide under the Oakhurst Funds Advisory Agreement and Oakhurst Funds Sub-Advisory Agreement, respectively. Based on the information provided and the Directors’ prior experience with affiliates of the Adviser and Sub-Adviser, the Directors concluded that the nature and extent of the services that the Adviser and Sub- Adviser would provide under the Oakhurst Funds Advisory Agreement and Oakhurst Funds Sub-Advisory Agreement, respectively, as well as the quality of those services, was satisfactory.

The Directors examined fee information for the Funds, including a comparison of such information to other similarly situated funds, and the projected total expense ratio of the Funds. In this regard, the Directors noted that the fees payable to the Sub-Adviser under the Oakhurst Funds Sub-Advisory Agreement would be paid directly by the Adviser and not by the Funds. The Directors also noted that the Adviser had contractually agreed to waive its management fee and reimburse expenses for at least two years to limit total annual operating expenses to agreed upon levels for each Fund.

The Directors also reviewed analyses of the estimated profitability of each of the Adviser and Sub-Adviser related to its provision of advisory services to the Funds. Based on the information provided, the Directors concluded that the amount of fees payable under the Oakhurst Funds Advisory Agreement and Oakhurst Funds Sub-Advisory Agreement were reasonable in light of the nature and quality of the services provided.

The Directors reviewed information concerning each Predecessor Fund’s investment performance, both absolutely as well as compared to its benchmark index and Morningstar peer group. The Directors considered each Predecessor Fund’s investment performance in light of its investment objective and strategies. After considering all of the information, the Directors concluded that each Fund and its shareholders were likely to benefit from the Adviser’s and Sub-Adviser’s provision of investment management services to the Funds.

44

OAKHURST MUTUAL FUNDS

OTHER INFORMATION

(Unaudited)

In considering the overall fairness of the Oakhurst Funds Advisory Agreement and Oakhurst Funds Sub-Advisory Agreement, the Directors assessed the degree to which economies of scale that would be expected to be realized as each Fund’s assets increased and the extent to which fee levels would reflect those economies of scale for the benefit of the Fund’s shareholders. The Directors noted that each Fund’s advisory fee structure did not contain any breakpoint reductions as the Fund’s assets grew in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. The Directors determined that the fee schedules in the Oakhurst Funds Advisory Agreement and Oakhurst Funds Sub-Advisory Agreement were reasonable and appropriate.

In addition to the above factors, the Directors also considered other benefits to be received by the Adviser and Sub-Adviser from their management of the Funds, including, without limitation, the ability to market their advisory services for similar products in the future.

Based on all of the information presented to and considered by the Directors and the conclusions that they reached, the Board determined to approve the Oakhurst Funds Advisory Agreement and Oakhurst Funds Sub-Advisory Agreement for an initial period ending August 16, 2024.

45

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Investment Adviser

F/m Investments, LLC d/b/a Oakhurst Capital Management, LLC
3050 K Street, NW
Suite 201
Washington, DC 20007

Sub-Adviser

Oakhurst Capital Advisors, LLC
1875 Century Park E,
Suite 950
Los Angeles, CA 90067

Administrator and Transfer Agent

U.S.Bank Global Fund Services
P.O. Box 701
Milwaukee,Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue,
Suite 800
Cleveland, OH 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

49

Semi-Annual Report
February 29, 2024
(Unaudited)

F/m Opportunistic Income ETF | (Nasdaq: XFIX)

a series of The RBB Fund, Inc.

F/m Investments, LLC d/b/a North Slope Capital, LLC

Letter to Shareholders	1
Performance Data	2
Fund Expense Example	3
Schedule of Investments	5
Financial Statements	8
Notes to Financial Statements	12
Notice to Shareholders	20

F/m Opportunistic Income ETF

Letter to Shareholders

February 29, 2024 (Unaudited)

F/m Investments LLC d/b/a North Slope Capital, LLC 3050 K Street NW Suite 201 Washington, DC 20007

Dear Shareholder:

It’s been less than six months since we listed the F/m Opportunistic Income ETF (the “Fund”). Since the listing, the rate markets have oscillated between “Higher for Longer,” driving Treasury yields to higher and prices lower, to a “Hard Landing” with rallying Treasury yields and prices, to a “Soft Landing” with rates backing up somewhat but supported by easing inflation. Throughout these market shifts, your Fund has been managed using the same strategy. Invest in good credits with a history of supporting bond holders, whose bonds are undervalued.

This strategy, born in the fires of the Great Recession, is similar to a value stock strategy, picking stocks that are undervalued that theoretically, over time, will have that value recognized by the market. However, picking value bonds means combining good yield with potential capital gains, not just if the market recognizes it, but also if the bonds mature, get called, or tendered. Unlike stocks, our focused portfolio of bonds and preferred stocks has multiple possibilities for gain, while paying income backed by a good credit.

From its inception on September 5, 2023 through February 29, 2024, the Fund has owned 35 investments and a market return of 4.90% versus the Bloomberg US Agg Total Return Value Unhedged USD Index return of 3.37% for the same period. Our strongest contribution for the period came from the bonds of a gold mining company that benefited from the rise in the price of gold and the potential of an improved credit profile from an acquisition. Not all of the investments have worked out well. Two investments of $25 par value bonds, one in a financial company and the other in an industrial company, rapidly deteriorated to the point where we felt they were no longer “Good” credits that could support the bonds, and we sold them at a loss. However, these positions were appropriately sized and their impact on the overall portfolio was muted, allowing the rest of the solid performers in the portfolio to drive the outperformance for the period.

Looking forward, we continue to expect volatile markets. By definition, a potential “Soft Landing” would mean inflation cooling, while the economy “flirts” with a recession. But this leaves plenty of potential for a “Hard Landing” with a recession and lower inflation, and potential for a “No Landing” with no recession but resurgent inflation (and other potentials we don’t have room for).

While we believe the US will have a “Soft Landing,” we will be watchful for a “Hard Landing” or “No Landing” and the potential market disruptions that may cause. But we remind shareholders that, just like the Great Recession, market disruptions are potential opportunities to purchase great assets at great prices. We will seek to be proactive and position the Fund appropriately to weather the turmoil and take advantage of any opportunities the markets should present.

Enjoy the markets, take what they give you, and may all your returns be positive.

Peter Baden	Justin Hennessy	Marcin Zdunek

Past performance is not a guarantee of future results.

Must be preceded or accompanied by a current prospectus.

Investments involve risk. Principal loss is possible. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices higher or lower than the Fund shares’ net asset value. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise.

1

F/m Opportunistic Income ETF

Performance Data

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 29, 2024
	Since Inception	Inception Date
F/m Opportunistic Income ETF (at NAV)	4.40%	9/5/2023
F/m Opportunistic Income ETF (at Market Price)	4.90%	9/5/2023
Bloomberg US Agg Total Return Value Unhedged USD Index*	3.37%(1)	—
Fund Expense Ratio(2) : 0.39%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost. For the most recent month end performance, please call 1-800-617-0004 or visit our website at www.fminvest.com/etfs/xfix. Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the fund’s underlying assets and cash at the end of the trading day.

(1)	Benchmark performance is from inception date of the F/m Opportunistic Income ETF (the “Fund”) only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*	The Bloomberg US Agg Total Return Value Unhedged USD Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

2

F/m Opportunistic Income ETF

Fund Expense Example

February 29, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024, and held for the entire period. The actual values and expenses are based on the 177-day period from the Fund’s inception on September 5, 2023 through February 29, 2024.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value SEPTEMBER 1, 2023	Ending Account Value FEBRUARY 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	ACTUAL SINCE INCEPTION TOTAL INVESTMENT RETURN FOR THE FUND
Actual	$1,000.00	$1,044.00	$1.93	0.39%	4.40%
Hypothetical (5% return before expenses)	1,000.00	1,022.92	1.96	0.39%	N/A

*

Expenses are equal to the Fund’s annualized expense ratio for the period September 1, 2023 through February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The actual dollar amounts shown are expenses paid by the Fund during the period from the Fund’s inception on September 5, 2023 through February 29, 2024 multiplied by 177 days, which is the number of days from the Fund’s inception through February 29, 2024. The Fund’s ending account value in the first section in the table is based on the actual since inception total investment return for the Fund.

3

F/m Opportunistic Income ETF

PORTFOLIO HOLDINGS SUMMARY TABLE

February 29, 2024 (Unaudited)

SECURITY TYPE/CLASSIFICATION	% OF NET ASSETS	VALUE

CORPORATE BONDS
Administrative and Support and Waste Management and Remediation Services	4.5%	$1,266,284
Communication Services	4.9	1,369,853
Consumer Discretionary	9.9	2,776,989
Energy	12.7	3,570,679
Finance and Insurance	4.8	1,352,735
Financials	10.0	2,815,593
Health Care	5.2	1,455,157
Industrials	9.4	2,641,756
Information Technology	15.2	4,241,635
Manufacturing	10.0	2,797,206
Professional, Scientific, and Technical Services	4.9	1,379,143
Utilities	4.9	1,386,541
EXCHANGE TRADED FUNDS	1.5	426,484
MUNICIPAL BONDS	0.5	146,374
SHORT-TERM INVESTMENTS
Money Market Deposit Accounts	0.0	1,340
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES	1.6	450,200
NET ASSETS	100.0%	$28,077,969

The accompanying notes are an integral part of these financial statements.

4

F/m Opportunistic Income ETF

Schedule of Investments

February 29, 2024 (Unaudited)

	Par	Value

CORPORATE BONDS — 96.4%
Administrative and Support and Waste Management and Remediation Services — 4.5%
Enstar Finance LLC, 5.50% to 01/15/2027 then 5 yr. CMT Rate + 4.01%, 01/15/2042	1,406,000	$1,266,284

Communication Services — 4.9%
Paramount Global, 4.95%, 01/15/2031	1,560,000	1,369,853

Consumer Discretionary — 9.9%
Ford Motor Co., 3.25%, 02/12/2032	1,753,000	1,437,560
VF Corp., 2.95%, 04/23/2030	1,625,000	1,339,429
		2,776,989

Energy — 12.7%
Cheniere Energy Partners LP, 4.50%, 10/01/2029	1,461,000	1,368,467
Kinder Morgan, Inc., 5.55%, 06/01/2045	1,531,000	1,437,392
Phillips 66 Partners LP
3.61%, 02/15/2025	65,000	63,294
3.75%, 03/01/2028	500,000	437,797
3.15%, 12/15/2029	325,000	263,729
		3,570,679

Finance and Insurance — 4.8%
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	1,396,000	1,352,735

Financials — 10.0%
Bank of America Corp., 5.88% to 03/15/2028 then 3 mo. Term SOFR + 3.19%, Perpetual	1,446,000	1,401,110
JPMorgan Chase & Co., 4.60% to 02/01/2025 then 3 mo. Term SOFR + 3.13%, Perpetual	1,453,000	1,414,483
		2,815,593

Health Care — 5.2%
Viatris, Inc., 3.85%, 06/22/2040	1,980,000	1,455,157

Industrials — 9.4%
Concentrix Corp., 6.60%, 08/02/2028	1,396,000	1,403,920
Howmet Aerospace, Inc., 6.88%, 05/01/2025	1,225,000	1,237,836
		2,641,756

The accompanying notes are an integral part of these financial statements.

5

F/m Opportunistic Income ETF

Schedule of Investments (COntinued)

February 29, 2024 (Unaudited)

	Par	Value

CORPORATE BONDS — 96.4% (continued)
Information Technology — 15.2%
Autodesk, Inc., 2.40%, 12/15/2031	1,697,000	$1,409,325
Kyndryl Holdings, Inc., 6.35%, 02/20/2034	1,437,000	1,450,439
VeriSign, Inc., 4.75%, 07/15/2027	1,409,000	1,381,871
		4,241,635

Manufacturing — 10.0%
Celanese US Holdings LLC, 6.33%, 07/15/2029	1,373,000	1,410,004
Dell, Inc., 6.50%, 04/15/2038	1,329,000	1,387,202
		2,797,206

Professional, Scientific, and Technical Services — 4.9%
Leidos, Inc., 5.75%, 03/15/2033	1,357,000	1,379,143

Utilities — 4.9%
Florida Power & Light Co., 3.80%, 12/15/2042	1,696,000	1,386,541
TOTAL CORPORATE BONDS (Cost $26,368,010)		27,053,571

	Shares

EXCHANGE TRADED FUNDS — 1.5%(a)
F/m 2-Year Investment Grade Corporate Bond ETF (b)	8,210	411,477
F/m 3-Year Investment Grade Corporate Bond ETF(b)	300	15,007
TOTAL EXCHANGE TRADED FUNDS (Cost $426,696)		426,484

The accompanying notes are an integral part of these financial statements.

6

F/m Opportunistic Income ETF

Schedule of Investments (CONCLUDED)

February 29, 2024 (Unaudited)

	Par	Value

MUNICIPAL BONDS — 0.5%
New Hampshire Business Finance Authority
3.25%, 04/01/2028	130,000	$112,279
3.96%, 10/01/2031	40,000	34,095
TOTAL MUNICIPAL BONDS (Cost $143,093)		146,374
TOTAL INVESTMENTS — 98.4% (Cost $26,937,799)		27,626,429
Money Market Deposit Account — 0.0%(c)(d)		1,340
Other Assets in Excess of Liabilities — 1.6%		450,200
TOTAL NET ASSETS — 100.0%		$28,077,969

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.

(b)	Affiliated company as defined by the Investment Company Act of 1940, as amended.

(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

7

F/m Opportunistic Income ETF

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

ASSETS
Investments in securities of unaffiliated issuers, at value (cost $26,511,103)	$27,199,945
Investments in securities of affiliated issuers, at value (cost $426,696) (See Note 8)	426,484
Cash equivalents	1,340
Receivables for:
Investments sold	1,389,297
Interest	337,183
Total assets	29,354,249

LIABILITIES
Payables for:
Investments purchased	1,267,564
Advisory fees	8,716
Total liabilities	1,276,280
Net assets	$28,077,969

NET ASSETS CONSIST OF:
Par value	$550
Paid-in capital	27,316,968
Total distributable earnings/(losses)	760,451
Net assets	$28,077,969

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	550,000
Net asset value and redemption price per share	$51.05

The accompanying notes are an integral part of these financial statements.

8

F/m Opportunistic Income ETF

Statement of Operations

FOR THE Period ENDED February 29, 2024(1) (Unaudited)

INVESTMENT INCOME
Interest income	$754,919
Dividends from unaffiliated investments	20,783
Dividends from affiliated investments (See Note 8)	19,219
Total investment income	794,921

EXPENSES
Advisory fees (Note 3)	49,950
Total expenses	49,950
Net investment income/(loss)	744,971

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments in unaffiliated issuers	(58,225)
Net realized gain/(loss) from investments in affiliated issuers (See Note 8)	988
Net change in unrealized appreciation/(depreciation) on investments of unaffiliated issuers	689,054
Net change in unrealized appreciation/(depreciation) on investments of affiliated issuers (See Note 8)	(212)
Net realized and unrealized gain/(loss)	631,393
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,376,364

(1)	Inception date of the Fund was September 5, 2023.

The accompanying notes are an integral part of these financial statements.

9

F/m Opportunistic Income ETF

Statements of Changes in Net Assets

FOR THE PERIOD ENDED FEBRUARY 29, 2024(1) (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income/(loss)	$744,971
Net realized gain/(loss) from investments	(57,237)
Net change in unrealized appreciation/(depreciation) on investments	688,630
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,376,364

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(615,913)
Net decrease in net assets from dividends and distributions to shareholders	(615,913)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,317,518
Shares redeemed	—
Net increase/(decrease) in net assets from capital share transactions	27,317,518
TOTAL INCREASE/(DECREASE) IN NET ASSETS	28,077,969

NET ASSETS:
Beginning of period	$—
End of period	$28,077,969

SHARE TRANSACTIONS:
Shares sold	550,000
Shares redeemed	—
Net increase/(decrease) in shares	550,000

(1)	Inception date of the Fund was September 5, 2023.

The accompanying notes are an integral part of these financial statements.

10

F/m Opportunistic Income ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	FOR THE Period ENDED FEBRUARY 29, 2024(1)
	(UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$50.00
Net investment income/(loss)(2)	1.42
Net realized and unrealized gain/(loss) from investments	0.75
Net increase/(decrease) in net assets resulting from operations	2.17
Dividends and distributions to shareholders from:
Net investment income	(1.12)
Total dividends and distributions to shareholders	(1.12)
Net asset value, end of period	$51.05
Market value, end of period	$51.31
Total investment return/(loss) on net asset value(3)	4.40	%(5)
Total investment return/(loss) on market price(4)	4.90	%(5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$28,078
Ratio of expenses to average net assets	0.39	%(6)
Ratio of net investment income/(loss) to average net assets	5.82	%(6)
Portfolio turnover rate	86	%(5)

(1)	Inception date of the Fund was September 5, 2023.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

11

F/m Opportunistic Income ETF

Notes to Financial Statements

February 29, 2024 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the F/m Opportunistic Income ETF (the “Fund”). The Fund commenced investment operations on September 5, 2023.

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fund is to maximize total return, including both income and appreciation, by identifying undervalued and opportunistic sectors and securities in the U.S. fixed income markets.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 29, 2024, and the period covered by these Notes to Financial Statements is the fiscal period since the Fund’s inception from September 5, 2023 through February 29, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board” or “Directors”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated F/m Investments, LLC d/b/a North Slope Capital, LLC (the “Adviser” or “F/m”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

February 29, 2024 (Unaudited)

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate Bonds	$27,053,571	$—	$27,053,571	$—
Exchange Traded Funds	426,484	426,484	—	—
Municipal Bonds	146,374	—	146,374	—
Total Investments*	27,626,429	426,484	27,199,945	—

*	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Fund did not have any significant Level 3 transfers during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

13

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

February 29, 2024 (Unaudited)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund will distribute substantially all of its net investment income and net realized capital gains, if any, to its shareholders. The Fund expects to declare and pay distributions, if any, monthly, however it may declare and pay distributions more or less frequently. Net realized capital gains (including net short-term capital gains), if any, will be distributed by the Fund at least annually. Brokers may make the DTC book-entry dividend reinvestment service available to their customers who own the Fund’s Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT POLICIES AND PRACTICES

The sections below describe some of the different types of investments that may be made by the Fund and the investment practices in which the Fund may engage.

Cash Equivalents and Short-Term InvestmentS - The Fund may invest in cash, cash equivalents, and a variety of short-term instruments in such proportions as warranted by prevailing market conditions and the Fund’s principal investment strategies. The Fund may temporarily invest without limit in such instruments for liquidity purposes, or in an attempt to respond to adverse market, economic, political or other conditions. During such periods, the Fund may not be able to achieve its investment objective.

Illiquid Investments - Pursuant to Rule 22e-4 under the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment as defined in Rule 22e-4 is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. These investments may include restricted securities and repurchase agreements maturing in more than 7 days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid investments involve the risk that the investments will not be able to be sold at the time the Adviser desires or at prices approximating the value at which the Fund is carrying the investments. To the extent an investment held by the Fund is deemed to be an illiquid investment or a less liquid investment, the Fund will be exposed to a greater liquidity risk.

Inflation Protected Securities - Each Fund may invest in inflation protected securities. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

Other Investment Companies - The Fund may invest in other investment companies, including open-end funds, closed-end funds, unit investment trusts, and exchange-traded funds (“ETFs”) registered under the 1940 Act that invest primarily in Fund eligible investments. Under the 1940 Act, the Fund’s investment in such securities is generally limited to 3% of the total voting stock of any one investment company; 5% of such Fund’s total assets with respect to any one investment company; and 10% of such Fund’s total assets in the aggregate. The Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above. The SEC has

14

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

February 29, 2024 (Unaudited)

adopted revisions to the rules permitting funds to invest in other investment companies in excess of the limits described above. While Rule 12d1-4 permits more types of fund of fund arrangements without reliance on an exemptive order or no-action letters, it imposes new conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures. These regulatory changes may adversely impact the Fund’s investment strategies and operations.

U.S. Government Securities - The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Zero-Coupon and Step Coupon Securities - The Fund may invest in zero-coupon and step coupon securities. Zero-coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero-coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

CREDIT RISK - The value of your investment in each Fund may change in response to changes in the credit ratings of the Fund’s portfolio securities, including with respect to the underlying funds. Generally, investment risk and price volatility increase as a security’s credit rating declines. The financial condition of an issuer of a fixed income security held by each Fund may cause it to default or become unable to pay interest or principal due on the security.

Temporary Investments - During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Fund would not be pursuing its stated investment objective with its usual investment strategies. The Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities.

In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

15

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

February 29, 2024 (Unaudited)

3. INVESTMENT ADVISER AND OTHER SERVICES

The Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of the Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Company on behalf of the Fund. The Adviser is controlled by Diffractive Managers Group, LLC, a Delaware limited liability company, and EQSF Holdings, LLC, a Delaware limited liability company owned by three officers of the Company. The Fund compensates the Adviser with a unitary management fee for its services at an annual rate of 0.39% of the Fund’s average daily net assets during the month. From the unitary management fee, the Adviser pays most of the expenses of the Fund, including transfer agency, custody, fund administration, legal, audit and other services. However, under the Advisory Agreement, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Adviser will not be liable for any error of judgment, mistake of law, or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its obligations and duties under the Advisory Agreement.

During the current fiscal period, investment advisory fees accrued were as follows:

ADVISORY FEES
$49,950

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for services provided.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Company for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. As of the end of the current fiscal period, there were no director and officer fees charged or paid by the Fund.

16

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

February 29, 2024 (Unaudited)

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

Purchases of investment securities	$23,408,996
Sales of investment securities	23,538,463

During the current fiscal period, aggregate purchases and sales of in-kind transactions (excluding short-term investments) of the Fund were as follows:

In-kind purchases of investment securities	$27,339,788
Proceeds from in-kind sales of investment securities	—

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. FEDERAL INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund did not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

6. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NASDAQ, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets.

17

F/m Opportunistic Income ETF

Notes to Financial Statements (continued)

February 29, 2024 (Unaudited)

7. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Fund will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Fund will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

8. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Fund. Fund of funds are allowed to invest in other investment companies in excess of the limits imposed, if certain requirements, such as being part of the same group of investment companies, are met. As defined in Section (2)(a)(3) of the 1940 Act, such affiliated issuers are:

	September 5, 2023*		Additions		Reductions
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost
F/m 2-Year Investment Grade Corporate Bond ETF	—	$—	8,210	$411,649	—	$—
F/m 3-Year Investment Grade Corporate Bond ETF	—	—	300	15,047	—	—
U.S. Treasury 3 Month Bill ETF	1,320	65,868	308,800	15,478,131	310,120	15,479,286
	1,320	$65,868	317,310	$15,904,827	310,120	$15,479,286

*	Inception date of the Fund was September 5, 2023.

18

F/m Opportunistic Income ETF

Notes to Financial Statements (CONCLUDED)

February 29, 2024 (Unaudited)

	February 29, 2024
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value	Cost
F/m 2-Year Investment Grade Corporate Bond ETF	$—	$—	$(172)	$(167)	8,210	$411,477	$411,649
F/m 3-Year Investment Grade Corporate Bond ETF	—	—	(40)	—	300	15,007	15,047
U.S. Treasury 3 Month Bill ETF	19,219	—	—	1,155	—	—	—
	$19,219	$—	$(212)	$988	8,510	$426,484	$426,696

9. SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.

Subsequent to the end of the current fiscal period, the Fund paid the following distributions:

Record Date	Ex-Date	Pay Date	Distribution Rate Per Share
3/4/2024	3/1/2024	3/5/2024	$0.21938096
4/2/2024	4/1/2024	4/3/2024	$0.23129325

19

F/m Opportunistic Income ETF

Notice to Shareholders

(Unaudited)

INFORMATION ON PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800)-617-0004; and (ii) on the SEC’s website at http://www.sec.gov.

QUARTERLY SCHEDULE OF INVESTMENTS

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Forms N-PORT filings are available on the SEC’s website at http://www.sec.gov.

FREQUENCY DISTRIBUTIONS OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.fminvest.com/etfs/xfix.

APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT

As required by the 1940 Act, the Board, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of a new investment advisory agreement (the “Advisory Agreement”) between F/m and the Company with respect to the Fund, at a special meeting of the Board commenced on August 14, 2023, and reconvened on August 22, 2023 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Advisory Agreement for an initial period ending August 16, 2025. The Board’s decision to approve the Advisory Agreement reflects the exercise of its business judgment. In approving the Advisory Agreement, the Board considered information provided by F/m, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Advisory Agreement between F/m and the Company with respect to the Fund, the Board took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. The Directors reviewed these materials with management of F/m, and discussed the Advisory Agreement with counsel in executive sessions, at which no representatives of F/m were present. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by F/m; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) F/m’s investment philosophies and processes; (iv) F/m’s assets under management and client descriptions, as applicable; (v) F/m’s soft dollar commission and trade allocation policies, as applicable; (vi) F/m’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) F/m’s compliance procedures; (viii) F/m’s financial information and insurance coverage; (ix) F/m’s profitability analysis relating to its proposed provision of services to the Fund; (x) the extent to which economies of scale are relevant to the Fund; and (xi) information on the performance of similarly advised accounts as compared to the performance of unaffiliated mutual funds and ETFs with strategies similar to the Fund.

As part of their review, the Directors considered the nature, extent and quality of the services proposed to be provided by F/m. The Directors concluded that F/m had sufficient resources to provide services to the Fund. The Board also considered the effect of the unitary management fee payable by the Fund under the Advisory Agreement. After reviewing the information regarding F/m’s estimated costs, profitability and economies of scale, and after considering the services to be provided by F/m, the Directors concluded that the unitary management fee to be paid by the Fund to F/m was fair and reasonable and that the Advisory Agreement should be approved for an initial period ending August 16, 2025.

20

Investment Adviser

F/m Investments, LLC d/b/a North Slope Capital, LLC
3050K Street NW, Suite W-201
Washington, DC 20007

Administrator and Transfer Agent

U.S.Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

21

FREE MARKET U.S. EQUITY FUND
FREE MARKET INTERNATIONAL EQUITY FUND
FREE MARKET FIXED INCOME FUND

of

The RBB Fund, Inc.

Semi-Annual Report

February 29, 2024
(Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

FREE MARKET FUNDS

PERFORMANCE DATA

February 29, 2024 (Unaudited)

Free Market U.S. Equity Fund

Average Annual Total Returns for the Periods Ended February 29, 2024
	Six months(1)	1 Year	5 Years	10 Years	Since Inception
Free Market U.S. Equity Fund	10.12%	13.36%	9.98%	8.48%	9.06%(2)
Russell 2500® Index	9.89%	12.25%	8.84%	8.36%	8.75%
Composite Index(3)	10.08%	14.97%	9.58%	8.91%	8.25%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(3)	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus dated December 31, 2023, is 0.78% (included in the ratio is 0.23% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $22.61 per share on February 29, 2024.

Portfolio composition is subject to change.

The Free Market U.S. Equity Fund’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund.

1

FREE MARKET FUNDS

PERFORMANCE DATA (Continued)

February 29, 2024 (Unaudited)

Free Market International Equity Fund

Average Annual Total Returns for the Periods Ended February 29, 2024
	Six months(1)	1 Year	5 Years	10 Years	Since Inception
Free Market International Equity Fund	6.01%	10.29%	5.66%	3.65%	3.54%(2)
MSCI World (excluding U.S.) Index	9.07%	14.01%	6.88%	4.41%	2.89%
Composite Index(3)	6.70%	10.60%	4.82%	3.90%	2.77%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(3)	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, each weighted 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus dated December 31, 2023, is 0.85% (included in the ratio is 0.30% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $11.18 per share on February 29, 2024.

Portfolio composition is subject to change.

The Free Market International Equity Fund’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund.

2

FREE MARKET FUNDS

PERFORMANCE DATA (CONCLUDED)

February 29, 2024 (Unaudited)

Free Market Fixed Income Fund

Average Annual Total Returns for the Periods Ended February 29, 2024
	Six months(1)	1 Year	5 Years	10 Years	Since Inception
Free Market Fixed Income Fund	2.85%	5.00%	0.88%	0.90%	1.33%(2)
FTSE World Government Bond Index 1-5 Years	2.60%	4.87%	1.21%	1.32%	1.85%
Composite Index(3)	2.52%	4.26%	1.20%	1.27%	1.86%

(1)	Not annualized.
(2)	The Fund commenced operations on December 31, 2007.
(3)

The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Capital Aggregate Bond Index, each weighted 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus dated December 31, 2023, is 0.66% (included in the ratio is 0.11% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $9.87 per share on February 29, 2024.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur expenses of the underlying funds in addition to the Fund’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Fund.

3

FREE MARKET FUNDS

Fund Expense Examples

February 29, 2024 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024, and held for the entire period.

Actual Expenses

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical EXAMPLES for Comparison Purposes

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid DURING PERIOD*	Annualized Expense Ratio*	Actual Six-Month Total Investment Return for the FUNDS
Actual
Free Market U.S. Equity Fund	$1,000.00	$1,101.20	$2.82	0.54%	10.12%
Free Market International Equity Fund	1,000.00	1,060.10	2.82	0.55%	6.01%
Free Market Fixed Income Fund	1,000.00	1,028.50	2.77	0.55%	2.85%
Hypothetical (5% return before expenses)
Free Market U.S. Equity Fund	$1,000.00	$1,022.18	$2.72	0.54%	N/A
Free Market International Equity Fund	1,000.00	1,022.13	2.77	0.55%	N/A
Free Market Fixed Income Fund	1,000.00	1,022.13	2.77	0.55%	N/A

*

Expenses are equal to each Fund’s annualized six-month expense ratio for the period September 1, 2023 through February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Each Fund’s ending account values in the first section in the table is based on the actual six-month total investment return for each Fund for the period September 1, 2023 through February 29, 2024, The range of weighted expense ratios of the underlying funds held by the Funds, as stated in the underlying funds’ current prospectuses, were as follows:

FUNDS	RANGE OF WEIGHTED EXPENSE RATIO
Free Market U.S. Equity Fund	0.00% - 0.08%
Free Market International Equity Fund	0.00% - 0.18%
Free Market Fixed Income Fund	0.00% - 0.04%

4

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

February 29, 2024 (Unaudited)

	Shares	Value
OPEN END FUNDS — 99.9%
iShares Core S&P 500 ETF(a)	620,081	$316,520,346
iShares MSCI USA Value Factor ETF(a)	3,994,910	410,796,595
U.S. Large Cap Value Portfolio III - Class Institutional(b)	19,006,561	568,486,246
U.S. Large Cap Value Series(c)	2,825,615	219,126,479
U.S. Large Company Portfolio - Class Institutional(b)	8,467,481	286,708,911
U.S. Micro Cap Portfolio - Class Institutional(d)	22,496,116	594,347,374
U.S. Small Cap Portfolio - Class Institutional(d)	13,312,619	597,204,084
U.S. Small Cap Value Portfolio - Class Institutional(d)	21,966,013	984,297,062
TOTAL OPEN END FUNDS
(Cost $2,439,752,386)		3,977,487,097

SHORT-TERM INVESTMENTS — 0.2%
Investments Purchased with Proceeds from Securities Lending — 0.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(e)	2,919,000	2,919,000

Money Market Funds — 0.1%
Invesco Government & Agency Portfolio - Class Institutional, 5.25%(f)	4,301,925	4,301,925
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,220,925)		7,220,925
TOTAL INVESTMENTS — 100.1%
(Cost $2,409,784,333)		3,984,708,022
Liabilities in Excess of Other Assets — (0.1)%		(3,421,591)
TOTAL NET ASSETS — 100.0%		$3,981,286,431

Portfolio Holdings Summary Table

	% of Net Assets	Value
Open End Funds	99.9%	$3,977,487,097
Money Market Funds	0.1	4,301,925
Investments Purchased with Proceeds from Securities Lending	0.1	2,919,000
Liabilities In Excess Of Other Assets	-0.1	(3,421,591)
NET ASSETS	100.0%	$3,981,286,431

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $2,879,240 which represented 0.1% of net assets.
(b)	A portfolio of Dimensional Investment Group Inc.
(c)	A portfolio of DFA Investment Trust Company.
(d)	A portfolio of DFA Investment Dimensions Group Inc
(e)	The rate shown is as of February 29, 2024.
(f)	The rate shown represents the 7-day effective yield as of February 29, 2024.

ETF	Exchange-Traded Fund

The accompanying notes are an integral part of the financial statements.

5

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

February 29, 2024 (Unaudited)

	Shares	Value
OPEN END FUNDS — 99.8%
Canadian Small Company Series(a)	2,108,704	$36,044,879
DFA International Small Cap Value Portfolio - Class Institutional(b)	55,605,303	1,179,388,466
DFA International Value Portfolio III - Class Institutional(c)	25,703,920	448,790,436
DFA International Value Series(a)	13,331,142	441,794,060
Emerging Markets Small Cap Portfolio - Class Institutional(b)	6,316,637	143,766,661
Emerging Markets Value Portfolio - Class Institutional(b)	4,906,347	145,571,315
iShares Core MSCI EAFE ETF(d)	2,065,457	148,299,813
iShares Core MSCI Emerging Markets ETF(d)	3,086,449	155,371,843
iShares MSCI EAFE Small-Cap ETF(d)	4,124,547	252,628,504
TOTAL OPEN END FUNDS
(Cost $2,501,822,323)		2,951,655,977

SHORT-TERM INVESTMENTS — 2.9%
Investments Purchased with Proceeds from Securities Lending — 2.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(e)	79,969,713	79,969,713

Money Market Funds — 0.2%
Invesco Government & Agency Portfolio - Class Institutional, 5.25%(f)	4,903,234	4,903,234
TOTAL SHORT-TERM INVESTMENTS
(Cost $84,872,947)		84,872,947
TOTAL INVESTMENTS — 102.7%
(Cost $2,489,975,685)		3,036,528,924
Liabilities in Excess of Other Assets — (2.7)%		(79,679,003)
TOTAL NET ASSETS — 100.0%		$2,956,849,921

Portfolio Holdings Summary Table

	% of Net Assets	Value
Open End Funds	99.8%	$2,951,655,977
Money Market Funds	0.2	4,903,234
Investments Purchased with Proceeds from Securities Lending	2.7	79,969,713
Liabilities In Excess Of Other Assets	(2.7)	(79,679,003)
NET ASSETS	100.0%	$2,956,849,921

Percentages are stated as a percent of net assets.

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of DFA Investment Dimensions Group Inc.
(d)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $78,336,181 which represented 2.6% of net assets.
(e)	The rate shown is as of February 29, 2024.
(f)	The rate shown represents the 7-day effective yield as of February 29, 2024.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

February 29, 2024 (Unaudited)

	Shares	Value
OPEN END FUNDS — 99.4%
DFA One-Year Fixed Income Portfolio - Class Institutional (a)	39,122,409	$400,613,470
DFA Two-Year Global Fixed Income Portfolio - Class Institutional (a)	71,285,740	695,748,824
iShares 1-3 Year Treasury Bond ETF	1,342,391	109,727,040
iShares 1-5 Year Investment Grade Corporate Bond ETF(b)	12,954,476	661,585,089
iShares 3-7 Year Treasury Bond ETF(b)	1,425,011	164,717,021
iShares 5-10 Year Investment Grade Corporate Bond ETF(b)	3,223,908	164,838,416
iShares Core International Aggregate Bond ETF(b)	8,389,642	415,455,072
iShares TIPS Bond ETF(b)	1,294,753	138,176,040
TOTAL OPEN END FUNDS
(Cost $2,874,056,908)		2,750,860,972

SHORT-TERM INVESTMENTS — 3.6%
Investments Purchased with Proceeds from Securities Lending — 3.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(c)	84,572,048	84,572,048

Money Market Funds — 0.5%
Invesco Government & Agency Portfolio - Class Institutional, 5.25%(d)	14,615,729	14,615,729
TOTAL SHORT-TERM INVESTMENTS
(Cost $99,187,777)		99,187,777
TOTAL INVESTMENTS — 103.0%
(Cost $2,977,452,429)		2,850,048,749
Liabilities in Excess of Other Assets — (3.0)%		(82,346,782)
TOTAL NET ASSETS — 100.0%		$2,767,701,967

Portfolio Holdings Summary Table

	% of Net Assets	Value
Open End Funds	99.4%	$2,750,860,972
Money Market Funds	0.5	14,615,729
Investments Purchased with Proceeds from Securities Lending	3.1	84,572,048
Liabilities In Excess Of Other Assets	(3.0)	(82,346,782)
NET ASSETS	100.0%	$2,767,701,967

Percentages are stated as a percent of net assets.

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $82,938,465 which represented 3.0% of net assets.
(c)	The rate shown is as of February 29, 2024.
(d)	The rate shown represents the 7-day effective yield as of February 29, 2024.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

FREE MARKET FUNDS

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value (cost $2,439,752,386, $2,501,822,323 and $2,874,056,908, respectively)	$3,977,487,097	$2,951,655,977	$2,750,860,972
Short-term investments, at value (cost $4,301,925, $4,903,234 and $14,615,729, respectively)	4,301,925	4,903,234	14,615,729
Investments purchased with proceeds from securities lending collateral (cost $2,919,000, $79,969,713 and $84,572,048 respectively)	2,919,000	79,969,713	84,572,048
Receivables for:
Cash	—	—	1,503,474
Capital shares sold	2,677,780	2,409,119	2,765,821
Dividends and interest	1,679	19,782	19,027
Prepaid expenses and other assets	262,121	198,833	240,812
Total assets	3,987,649,602	3,039,156,658	2,854,577,883
LIABILITIES
Payables for:
Securities lending collateral (see Note 6)	2,919,000	79,969,713	84,572,048
Capital shares redeemed	1,701,503	1,015,780	1,052,124
Advisory fees	1,519,491	1,136,517	1,081,447
Administration and accounting fees	118,520	90,992	103,183
Transfer agent fees	9,158	7,347	7,606
Other accrued expenses and liabilities	95,499	86,388	59,508
Total liabilities	6,363,171	82,306,737	86,875,916
Net assets	$3,981,286,431	$2,956,849,921	$2,767,701,967

NET ASSETS CONSIST OF:
Par value	$176,097	$264,495	$280,540
Paid-in capital	2,345,101,500	2,462,299,859	2,899,934,975
Total distributable earnings/(loss)	1,636,008,834	494,285,567	(132,513,548)
Net assets	$3,981,286,431	$2,956,849,921	$2,767,701,967

CAPITAL SHARES:
Net assets	$3,981,286,431	$2,956,849,921	$2,767,701,967
Shares outstanding ($0.001 par value, 700,000,000 shares authorized)	176,097,210	264,494,887	280,539,896
Net asset value, offering and redemption price per share	$22.61	$11.18	$9.87

The accompanying notes are an integral part of the financial statements.

8

FREE MARKET FUNDS

Statements of Operations

FOR THE Six Months ENDED February 29, 2024 (Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
INVESTMENT INCOME
Dividends from non-affiliated funds	$29,569,555	$52,549,699	$65,889,371
Securities lending income	18,711	132,052	92,814
Total investment income	29,588,266	52,681,751	65,982,185

EXPENSES
Advisory fees (Note 2)	8,987,302	6,885,396	6,748,892
Administration and accounting fees (Note 2)	267,627	232,251	194,201
Director fees	190,073	150,973	146,453
Officer fees	149,061	117,894	119,208
Legal fees	87,823	72,885	67,365
Custodian fees (Note 2)	51,714	44,686	33,771
Registration and filing fees	30,427	27,849	27,749
Transfer agent fees (Note 2)	29,564	33,251	32,959
Audit and tax service fees	19,103	20,838	20,178
Printing and shareholder reporting fees	1,189	1,132	883
Other expenses	102,607	137,428	74,311
Total expenses	9,916,490	7,724,583	7,465,970
Net investment income/(loss)	19,671,776	44,957,168	58,516,215

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	25,442,204	(598,731)	(4,351,430)
Capital gain distributions from non-affiliated fund investments	64,832,047	1,394,269	—
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	254,895,341	119,800,075	21,507,712
Net realized and unrealized gain/(loss) on investments	345,169,592	120,595,613	17,156,282
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$364,841,368	$165,552,781	$75,672,497

The accompanying notes are an integral part of the financial statements.

9

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the six months Ended February 29, 2024 (Unaudited)	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$19,671,776	$40,625,266
Net realized gain/(loss) from investments	90,274,251	125,519,038
Net change in unrealized appreciation/(depreciation) on investments	254,895,341	167,184,995
Net increase/(decrease) in net assets resulting from operations	364,841,368	333,329,299

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(155,017,081)	(254,085,784)
Net decrease in net assets from dividends and distributions to shareholders	(155,017,081)	(254,085,784)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	229,230,584	478,766,781
Reinvestment of distributions	154,979,410	253,858,591
Shares redeemed	(291,646,653)	(425,824,595)
Net increase/(decrease) in net assets from capital shares	92,563,341	306,800,777
Total increase/(decrease) in net assets	302,387,628	386,044,292

NET ASSETS:
Beginning of period	3,678,898,803	3,292,854,511
End of period	$3,981,286,431	$3,678,898,803

SHARE TRANSACTIONS:
Shares sold	10,783,059	23,305,151
Dividends and distributions reinvested	6,949,749	13,098,999
Shares redeemed	(13,754,520)	(20,585,763)
Net increase/(decrease) in shares outstanding	3,978,288	15,818,387

The accompanying notes are an integral part of the financial statements.

10

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the six months Ended February 29, 2024 (Unaudited)	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$44,957,168	$70,936,748
Net realized gain/(loss) from investments	795,538	1,605,191
Net change in unrealized appreciation/(depreciation) on investments	119,800,075	317,867,303
Net increase/(decrease) in net assets resulting from operations	165,552,781	390,409,242

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(71,432,283)	(86,538,910)
Net decrease in net assets from dividends and distributions to shareholders	(71,432,283)	(86,538,910)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	184,619,067	387,653,039
Reinvestment of distributions	71,413,639	86,521,788
Shares redeemed	(218,932,127)	(347,793,059)
Net increase/(decrease) in net assets from capital shares	37,100,579	126,381,768
Total increase/(decrease) in net assets	131,221,077	430,252,100

NET ASSETS:
Beginning of period	2,825,628,844	2,395,376,745
End of period	$2,956,849,921	$2,825,628,845

SHARE TRANSACTIONS:
Shares sold	17,087,929	38,443,413
Dividends and distributions reinvested	6,416,320	8,874,030
Shares redeemed	(20,483,064)	(33,803,982)
Net increase/(decrease) in shares outstanding	3,021,185	13,513,461

The accompanying notes are an integral part of the financial statements.

11

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	For the six months Ended February 29, 2024 (Unaudited)	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$58,516,215	$46,630,289
Net realized gain/(loss) from investments	(4,351,430)	(4,986,787)
Net change in unrealized appreciation/(depreciation) on investments	21,507,712	68,242
Net increase/(decrease) in net assets resulting from operations	75,672,497	41,711,744

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(62,823,239)	(42,935,911)
Net decrease in net assets from dividends and distributions to shareholders	(62,823,239)	(42,935,911)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	194,637,564	409,425,077
Reinvestment of distributions	62,810,375	42,929,725
Shares redeemed	(287,950,199)	(414,939,183)
Net increase/(decrease) in net assets from capital shares	(30,502,260)	37,415,619
Total increase/(decrease) in net assets	(17,653,002)	36,191,452

NET ASSETS:
Beginning of period	2,785,354,969	2,749,163,517
End of period	$2,767,701,967	$2,785,354,969

SHARE TRANSACTIONS:
Shares sold	19,756,820	42,009,136
Dividends and distributions reinvested	6,366,963	4,445,055
Shares redeemed	(29,272,366)	(42,657,402)
Net increase/(decrease) in shares outstanding	(3,148,583)	3,796,789

The accompanying notes are an integral part of the financial statements.

12

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six months Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$21.37		$21.07	$23.59	$16.06	$16.90	$20.37
Net investment income/(loss)(1)	0.11		0.24	0.21	0.21	0.17	0.17
Net realized and unrealized gain/(loss) on investments	2.04		1.68	(1.69)	7.62	— (2)	(2.73)
Net increase/(decrease) in net assets resulting from operations	2.15		1.92	(1.48)	7.83	0.17	(2.56)
Dividends and distributions to shareholders from:
Net investment income	(0.25)		(0.21)	(0.41)	(0.08)	(0.16)	(0.15)
Net realized capital gains	(0.66)		(1.41)	(0.63)	(0.22)	(0.85)	(0.76)
Total dividends and distributions to shareholders	(0.91)		(1.62)	(1.04)	(0.30)	(1.01)	(0.91)
Net asset value, end of period	$22.61		$21.37	$21.07	$23.59	$16.06	$16.90
Total investment return/(loss)(3)	10.12	%(5)	9.92%	(6.77)%	49.28%	0.32%	(12.09)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,981,286		$3,678,899	$3,292,855	$3,635,318	$2,839,337	$2,899,018
Ratio of expenses to average net assets(4)	0.54	%(6)	0.55%	0.56%	0.55%	0.56%	0.55%
Ratio of net investment income/(loss) to average net assets(4)	1.07	%(6)	1.18%	0.92%	1.05%	1.05%	0.96%
Portfolio turnover rate	2	%(5)	2%	7%	5%	14%	7%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Not Annualized
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

13

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six months Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$10.81		$9.66	$11.60	$8.89	$9.09	$10.72
Net investment income/(loss)(1)	0.17		0.27	0.34	0.18	0.19	0.21
Net realized and unrealized gain/(loss) on investments	0.48		1.22	(2.13)	2.84	(0.13)	(1.47)
Net increase/(decrease) in net assets resulting from operations	0.65		1.49	(1.79)	3.02	0.06	(1.26)
Dividends and distributions to shareholders from:
Net investment income	(0.28)		(0.34)	(0.15)	(0.13)	(0.14)	(0.18)
Net realized capital gains	—		—	—	(0.18)	(0.12)	(0.19)
Total dividends and distributions to shareholders	(0.28)		(0.34)	(0.15)	(0.31)	(0.26)	(0.37)
Net asset value, end of period	$11.18		$10.81	$9.66	$11.60	$8.89	$9.09
Total investment return/(loss)(2)	6.01	%(4)	15.82%	(15.63)%	34.43%	0.30%	(11.66)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,956,850		$2,825,629	$2,395,377	$2,682,213	$2,153,655	$2,154,908
Ratio of expenses to average net assets(3)	0.55	%(5)	0.55%	0.56%	0.56%	0.58%	0.58%
Ratio of net investment income/(loss) to average net assets(3)	3.22	%(5)	2.68%	3.08%	1.70%	2.13%	2.22%
Portfolio turnover rate	2	%(4)	3%	2%	5%	28%	4%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six months Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$9.82		$9.82	$10.56	$10.61	$10.47	$10.22
Net investment income/(loss)(1)	0.21		0.17	0.05	0.03	0.15	0.27
Net realized and unrealized gain/(loss) on investments	0.07		(0.01)	(0.74)	— (2)	0.16	0.24
Net increase/(decrease) in net assets resulting from operations	0.28		0.16	(0.69)	0.03	0.31	0.51
Dividends and distributions to shareholders from:
Net investment income	(0.23)		(0.16)	(0.05)	(0.05)	(0.17)	(0.26)
Net realized capital gains	—		—	—	(0.03)	—	— (2)
Return of capital	—		—	—	— (2)	—	—
Total dividends and distributions to shareholders	(0.23)		(0.16)	(0.05)	(0.08)	(0.17)	(0.26)
Net asset value, end of period	$9.87		$9.82	$9.82	$10.56	$10.61	$10.47
Total investment return/(loss)(3)	2.85	%(5)	1.62%	(6.51)%	0.31%	2.98%	5.11%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,767,702		$2,785,355	$2,749,164	$2,820,610	$2,307,909	$2,748,593
Ratio of expenses to average net assets(4)	0.55	%(6)	0.55%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income/(loss) to average net assets(4)	4.28	%(6)	1.72%	0.51%	0.27%	1.39%	2.62%
Portfolio turnover rate	2	%(5)	3%	3%	2%	46%	3%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

FREE MARKET FUNDS

Notes to Financial Statements

February 29, 2024 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund” and collectively, the “Funds”). Each Fund operates as a “fund of funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive investment portfolio of the Company.

Free Market U.S. Equity and Free Market International Equity’s investment objective is to seek long-term capital appreciation. Free Market Fixed Income’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 29, 2024, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2024 (the “current fiscal period”).

Investment Company Securities – The Funds pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Fund’s assets among the ETFs and underlying funds. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Funds invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds’ and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds’ and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Funds’ or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Fund’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in ETFs are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Matson Money, Inc. (“Matson Money” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee

16

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 29, 2024 (Unaudited)

is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open End Funds	$3,758,360,618	$—	$—	$3,758,360,618
Investments Measured at Net Asset Value*	—	—	—	219,126,479
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	2,919,000
Short-Term Investments	4,301,925	—	—	4,301,925
Total Investments**	$3,762,662,543	$—	$—	$3,984,708,022

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open End Funds	$2,473,817,038	$—	$—	$2,473,817,038
Investments Measured at Net Asset Value*	—	—	—	477,838,939
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	79,969,713
Short-Term Investments	4,903,234	—	—	4,903,234
Total Investments**	$2,478,720,272	$—	$—	$3,036,528,924

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

17

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 29, 2024 (Unaudited)

FREE MARKET FIXED INCOME Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open End Funds	$2,750,860,972	$—	$—	$2,750,860,972
Investments Measured at Net Asset Value*	—	—	—	—
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	84,572,048
Short-Term Investments	14,615,729	—	—	14,615,729
Total Investments**	$2,765,476,701	$—	$—	$2,850,048,749

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust

18

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 29, 2024 (Unaudited)

of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Fund with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Fund, and you could lose money.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss for such claims is considered to be remote.

For additional information about the DFA Underlying Funds’ and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

2.	Investment Adviser and Other Services

Matson Money, Inc. serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following tables.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $5 billion	0.48
Over $5 billion	0.47

The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses exceed the rates (“Expense Caps”) shown in the following table annually of each Fund’s average daily net assets. The Adviser may not recoup waived management fees or reimbursed expenses. The Adviser may discontinue these arrangements at any time.

FUND	EXPENSE CAPS
Free Market U.S. Equity Fund	1.13%
Free Market International Equity Fund	1.35
Free Market Fixed Income Fund	1.00

19

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 29, 2024 (Unaudited)

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
Free Market U.S. Equity Fund	$8,987,302
Free Market International Equity Fund	6,885,396
Free Market Fixed Income Fund	6,748,892

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchase and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$88,301,469	$67,000,206
Free Market International Equity Fund	73,399,720	63,612,305
Free Market Fixed Income Fund	44,469,129	83,761,744

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

20

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 29, 2024 (Unaudited)

As of August 31, 2023, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Free Market U.S. Equity Fund	$2,377,603,873	$1,333,128,902	$(30,330,466)	$1,302,798,436
Free Market International Equity Fund	2,545,870,875	456,829,915	(46,381,978)	410,447,937
Free Market Fixed Income Fund	3,091,301,763	5,422,593	(153,353,553)	(147,930,960)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Permanent differences as of August 31, 2023, primarily attributable to equalization, short term dividend reclass, distribution reclass, and dividend reclass were reclassified among the following accounts:

	DISTRIBUTABLE EARNINGS/(LOSS)	Paid-In Capital
Free Market U.S. Equity Fund	$(9,126,831)	$9,126,831
Free Market International Equity Fund	—	—
Free Market Fixed Income Fund	—	—

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss CarryForwards	NET Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$15,326,977	$108,059,134	$—	$1,302,798,436
Free Market International Equity Fund	71,432,281	—	(81,715,149)	410,447,937
Free Market Fixed Income Fund	7,665,003	—	(5,096,849)	(147,930,960)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes and are inclusive of underlying partnerships and investments. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal year ended August 31, 2023 was as follows:

	Ordinary Income	Long-Term Gains	RETURN OF CAPITAL	Total
Free Market U.S. Equity Fund	$33,276,666	$220,809,118	$—	$254,085,784
Free Market International Equity Fund	86,538,910	—	—	86,538,910
Free Market Fixed Income Fund	42,935,911	—	—	42,935,911

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

21

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 29, 2024 (Unaudited)

The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2023, the Free Market International Equity Fund had $15,991,945 of short-term capital loss carryforwards and $65,723,204 of long-term capital loss carryforwards, the Free Market Fixed Income Fund had $3,974,290 of short-term capital loss carryforwards and $1,122,559 of long-term capital loss carryforwards.

6. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral	INCOME RECEIVED FROM SECURITIES LENDING
Free Market U.S. Equity Fund	$2,879,240	$2,919,000	$18,711
Free Market International Equity Fund	78,336,181	79,969,713	132,052
Free Market Fixed Income Fund	82,938,465	84,572,048	92,814

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Fund	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	Net Amount[2]
Free Market U.S. Equity Fund	$2,879,240	$—	$2,879,240	$(2,879,240)	$—	$—
Free Market International Equity Fund	78,336,181	—	78,336,181	(78,336,181)	—	—
Free Market Fixed Income Fund	82,938,465	—	82,938,465	(82,938,465)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

22

FREE MARKET FUNDS

Notes to Financial Statements (Concluded)

February 29, 2024 (Unaudited)

7.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Funds will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Funds will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate (LIBOR) and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined there were no subsequent events.

23

FREE MARKET FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

24

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

FMFI-SAR24

MATSON MONEY U.S. EQUITY VI PORTFOLIO
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
MATSON MONEY FIXED INCOME VI PORTFOLIO

of

The RBB Fund, Inc.

SEMI-Annual Report

February 29, 2024
(Unaudited)

This report is submitted for the general information of the shareholders of the Portfolios. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolios.

MATSON MONEY VI PORTFOLIOS

Performance Data

February 29, 2024 (Unaudited)

Matson Money U.S. Equity VI Portfolio

Average Annual Total Returns for the Periods Ended February 29, 2024
	SIX MONTHS(1)	1 YEAR	5 YEARS	SINCE INCEPTION
Matson Money U.S. Equity VI Portfolio	9.75%	12.90%	9.96%	8.44%(2)
Russell 2500® Index	9.89%	12.25%	8.84%	8.53%(4)
Composite Index(2)	10.08%	14.97%	9.58%	9.32%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, respectively.
(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the Russell 2500® Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 8.30%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus dated December 31, 2023 is 0.98% (included in the ratio is 0.24% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on an increase in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $32.12 per share on February 29, 2024.

Portfolio composition is subject to change.

The Matson Money U.S. Equity VI Portfolio’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio.

1

MATSON MONEY VI PORTFOLIOS

Performance Data (Continued)

February 29, 2024 (Unaudited)

Matson Money International Equity VI Portfolio

Average Annual Total Returns for the Periods Ended February 29, 2024
	SIX MONTHS(1)	1 YEAR	5 YEARS	SINCE INCEPTION
Matson Money International Equity VI Portfolio	5.85%	9.92%	5.44%	3.46%(2)
MSCI World (excluding U.S.) Index	9.07%	14.01%	6.88%	4.93%(4)
Composite Index(2)	6.70%	10.60%	4.82%	4.37%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Index, each weighted 25%, respectively.
(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the MSCI World (excluding U.S.) Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 3.34%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus dated December 31, 2023 is 1.14% (included in the ratio is 0.34% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on a decrease in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $25.49 per share on February 29, 2024.

Portfolio composition is subject to change.

The Matson Money International Equity VI Portfolio’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio.

2

MATSON MONEY VI PORTFOLIOS

Performance Data (Concluded)

February 29, 2024 (Unaudited)

Matson Money Fixed Income VI Portfolio

Average Annual Total Returns for the Periods Ended February 29, 2024
	SIX MONTHS(1)	1 YEAR	5 YEARS	SINCE INCEPTION
Matson Money Fixed Income VI Portfolio	2.74%	4.82%	0.62%	0.61%(2)
FTSE World Government Bond Index 1-5 Years	2.60%	4.87%	1.21%	1.36%(4)
Composite Index(2)	2.52%	4.52%	1.20%	1.29%(4)

(1)	Not annualized.
(2)	The Portfolio commenced operations on February 18, 2014.
(3)

The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Capital Intermediate Government Bond Index, ICE BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays U.S. Aggregate Bond Index, each weighted 25%, respectively.

(4)

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the FTSE World Government Bond Index 1-5 Years (formerly known as the Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index), and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 0.60%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus dated December 31, 2023 is 0.86% (included in the ratio is 0.12% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on a decrease in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $23.71 per share on February 29, 2024.

Portfolio composition is subject to change.

The Matson Money Fixed Income VI Portfolio’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Portfolio will incur expenses of the underlying funds in addition to the Portfolio’s expenses. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Portfolio.

3

MATSON MONEY VI PORTFOLIOS

Fund Expense Examples

February 29, 2024 (Unaudited)

As a shareholder of the Portfolio(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024, and held for the entire period.

ACTUAL EXPENSES

The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2023	ENDING ACCOUNT VALUE FEBRUARY 29, 2024	EXPENSES PAID DURING PERIOD*	Annualized EXPENSE RATIO*	ACTUAL SIX- MONTH TOTAL INVESTMENT RETURN FOR THE PORTFOLIO
Actual
Matson Money U.S. Equity VI Portfolio	$ 1,000.00	$ 1,097.50	$ 3.86	0.74%	9.75%
Matson Money International Equity VI Portfolio	1,000.00	1,058.50	4.20	0.82%	5.85%
Matson Money Fixed Income VI Portfolio	1,000.00	1,027.40	3.73	0.74%	2.74%
Hypothetical (5% return before expenses)
Matson Money U.S. Equity VI Portfolio	$ 1,000.00	$ 1,021.18	$ 3.72	0.74%	N/A
Matson Money International Equity VI Portfolio	1,000.00	1,020.79	4.12	0.82%	N/A
Matson Money Fixed Income VI Portfolio	1,000.00	1,021.18	3.72	0.74%	N/A

*

Expenses are equal to each Portfolio’s annualized six-month expense ratio for the period September 1, 2023 through February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. Fees and expenses presented for a Portfolio do not reflect any fees and expenses imposed on shares of the Portfolio purchased through variable annuity contracts, variable life insurance policies, and certain qualified pension and retirement plans, which would increase overall fees and expenses. If such fees and expenses had been included, the expenses would have been higher. Each Portfolio’s ending account value in the first section in the table is based on the actual six-month total investment return for each Portfolio for the period September 1, 2023 through February 29, 2024. The range of weighted expense ratios of the underlying funds held by the Portfolios, as stated in the underlying funds’ current prospectuses, were as follows:

FUNDS	RANGE OF WEIGHTED EXPENSE RATIO
Matson Money U.S. Equity VI Portfolio	0.01% - 0.06%
Matson Money International Equity VI Portfolio	0.00% - 0.12%
Matson Money Fixed Income VI Portfolio	0.00% - 0.02%

4

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

February 29, 2024 (Unaudited)

	Shares	Value
OPEN END FUNDS — 99.1%
U.S. Large Cap Value Portfolio III - Class Institutional(a)	250,085	$7,480,036
U.S. Large Company Portfolio - Class Institutional(a)	119,007	4,029,592
U.S. Micro Cap Portfolio - Class Institutional(b)	162,668	4,297,691
U.S. Small Cap Portfolio - Class Institutional(b)	96,334	4,321,534
U.S. Small Cap Value Portfolio - Class Institutional(b)	63,980	2,866,928
VA U.S. Large Value Portfolio(b)	33,733	1,149,296
VA U.S. Targeted Value Portfolio(b)	192,408	4,302,258
TOTAL OPEN END FUNDS
(Cost $23,260,664)		28,447,335

SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
STIT-Government & Agency Portfolio - Class Institutional, 5.25%(c)	259,000	259,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $259,000)		259,000
TOTAL INVESTMENTS — 100.0%
(Cost $23,519,664)		28,706,335
Liabilities in Excess of Other Assets — 0.0%(d)		(5,509)
TOTAL NET ASSETS — 100.0%		$28,700,826

PORTFOLIO HOLDINGS SUMMARY TABLE
	% of Net Assets	Value
Open End Funds	99.1%	$28,447,335
Money Market Funds	0.9	259,000
Liabilities In Excess Of Other Assets	0.0	(5,509)
NET ASSETS	100.0%	$28,700,826

Percentages are stated as a percent of net assets.

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.
(d)	Represents less than 0.05% of net assets.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

5

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

February 29, 2024 (Unaudited)

	Shares	Value
OPEN END FUNDS — 99.1%
DFA International Small Cap Value Portfolio - Class Institutional(a)	276,730	$5,869,441
DFA International Value Portfolio III - Class Institutional(b)	361,428	6,310,540
Emerging Markets Small Cap Portfolio - Class Institutional(a)	44,718	1,017,785
Emerging Markets Value Portfolio - Class Institutional(a)	34,034	1,009,793
iShares Core MSCI EAFE ETF(c)	11,672	838,050
iShares Core MSCI Emerging Markets ETF(c)	21,433	1,078,937
VA International Small Portfolio(a)	300,777	3,549,169
VA International Value Portfolio(a)	77,134	1,061,362
TOTAL OPEN END FUNDS
(Cost $18,512,446)		20,735,077

SHORT-TERM INVESTMENTS — 10.2%
Investments Purchased with Proceeds from Securities Lending — 9.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(d)	1,939,131	1,939,131

Money Market Funds — 0.9%
STIT-Government & Agency Portfolio - Class Institutional, 5.25%(e)	197,962	197,962
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,137,093)		2,137,093
TOTAL INVESTMENTS — 109.3%
(Cost $20,649,538)		22,872,170
Liabilities in Excess of Other Assets — (9.3)%		(1,953,792)
TOTAL NET ASSETS — 100.0%		$20,918,378

PORTFOLIO HOLDINGS SUMMARY TABLE
	% of Net Assets	Value
Open End Funds	99.1%	$20,735,077
Money Market Funds	9.3	197,962
Investments Purchased with Proceeds from Securities Lending	0.9	1,939,131
Liabilities In Excess Of Other Assets	(9.3)	(1,953,792)
NET ASSETS	100%	$20,918,378

Percentages are stated as a percent of net assets.

(a)	A portfolio of DFA Investment Trust Company
(b)	A portfolio of DFA Investment Dimensions Group Inc.
(c)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $1,897,763 which represented 9.1% of net assets.
(d)	The rate shown is as of February 29, 2024.
(e)	The rate shown represents the 7-day effective yield as of February 29, 2024.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

February 29, 2024 (Unaudited)

	Shares	Value
OPEN END FUNDS — 98.6%
DFA One-Year Fixed Income Portfolio - Class Institutional(a)	304,233	$3,115,346
DFA Two-Year Global Fixed Income Portfolio - Class Institutional(a)	417,604	4,075,815
iShares 1-3 Year Treasury Bond ETF	13,329	1,089,512
iShares 1-5 Year Investment Grade Corporate Bond ETF(b)	127,419	6,507,287
iShares 3-7 Year Treasury Bond ETF(b)	14,115	1,631,553
iShares 5-10 Year Investment Grade Corporate Bond ETF	31,900	1,631,047
iShares Core International Aggregate Bond ETF(b)	82,203	4,070,693
iShares TIPS Bond ETF(b)	12,714	1,356,838
VA Global Bond Portfolio(a)	277,551	2,719,998
VA Short-Term Fixed Income Portfolio(a)	53,810	545,097
TOTAL OPEN END FUNDS
(Cost $28,071,603)		26,743,186

SHORT-TERM INVESTMENTS — 6.6%
Investments Purchased with Proceeds from Securities Lending — 5.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(c)	1,368,728	1,368,728

Money Market Funds — 1.6%
STIT-Government & Agency Portfolio - Class Institutional, 5.25%(d)	427,868	427,868
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,796,596)		1,796,596
TOTAL INVESTMENTS — 105.2%
(Cost $29,893,243)		28,539,782
Liabilities in Excess of Other Assets — (5.2)%		(1,416,917)
TOTAL NET ASSETS — 100.0%		$27,122,865

PORTFOLIO HOLDINGS SUMMARY TABLE
	% of Net Assets	Value
Open End Funds	98.6%	$26,743,186
Money Market Funds	1.6	427,868
Investments Purchased with Proceeds from Securities Lending	5.0	1,368,728
Liabilities In Excess Of Other Assets	(5.2)	(1,416,917)
NET ASSETS	100.0%	$27,122,865

Percentages are stated as a percent of net assets.

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $1,343,178 which represented 5.0% of net assets.
(c)	The rate is shown as of February 29, 2024.
(d)	The rate shown represents the 7-day effective yield as of February 29, 2024.

ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

MATSON MONEY VI PORTFOLIOS

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
ASSETS
Investments, at value (cost $23,260,664, $18,512,446 and $28,071,603, respectively)	$28,447,335	$20,735,077	$26,743,186
Short-term investments, at value (cost $259,000, $197,962,and $427,868, respectively)	259,000	197,962	427,868
Investments purchased with proceeds from securities lending collateral (cost $—, $1,939,191 and $1,368,728 respectively)	—	1,939,131	1,368,728
Receivables for:
Cash	40,000	20,000	11,692
Investments sold	906	730	1,545
Dividends and interest	—	—	532
Prepaid expenses and other assets	1,195	350	1,147
Total assets	28,748,436	22,893,250	28,554,698

LIABILITIES
Payables for:
Audit fees	$16,642	$16,691	$16,710
Capital shares redeemed	15,256	7,451	30,644
Advisory fees	11,263	8,210	10,773
Administration and accounting fees	3,105	2,790	3,142
Transfer agent fees	726	599	752
Securities lending collateral (see Note 6)	—	1,939,131	1,368,728
Other accrued expenses and liabilities	618	—	1,084
Total liabilities	47,610	1,974,872	1,431,833
Net assets	$28,700,826	$20,918,378	$27,122,865

NET ASSETS CONSIST OF:
Par Value	$894	$821	$1,144
Paid-in capital	22,622,423	19,396,483	28,841,983
Total distributable earnings/(loss)	6,077,509	1,521,074	(1,720,262)
Net assets	$28,700,826	$20,918,378	$27,122,865

CAPITAL SHARES:
Net assets	$28,700,826	$20,918,378	$27,122,865
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	893,559	820,585	1,143,950
Net asset value, offering and redemption price per share	$32.12	$25.49	$23.71

The accompanying notes are an integral part of the financial statements.

8

MATSON MONEY VI PORTFOLIOS

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)

	MATSON MONEY U.S. EQUITY VI PORTFOLIO	MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO	MATSON MONEY FIXED INCOME VI PORTFOLIO
INVESTMENT INCOME
Dividends from non-affiliated funds	$269,526	$519,221	$687,172
Securities lending income	—	892	3,899
Total investment income	269,526	520,113	691,071

EXPENSES:
Advisory fees (Note 2)	68,101	50,231	67,799
Audit and tax services fees	17,065	16,906	16,925
Administration and accounting fees (Note 2)	8,469	8,066	8,415
Director fees	1,454	1,082	1,428
Officer fees	1,195	896	1,207
Custodian fees (Note 2)	1,006	2,103	1,561
Legal fees	682	515	676
Printing and shareholder reporting fees	157	272	211
Other expenses	3,451	3,213	3,437
Total expenses	101,580	83,284	101,659
Net investment income/(loss)	167,946	436,829	589,412

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	429,653	(15,042)	(91,641)
Capital gain distributions from non-affiliated fund investments	859,417	16,616	—
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	1,212,855	730,502	243,152
Net realized and unrealized gain/(loss) on investments	2,501,925	732,076	151,511
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,669,871	$1,168,905	$740,923

The accompanying notes are an integral part of the financial statements.

9

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$167,946	$251,488
Net realized gain/(loss) from investments	1,289,070	1,833,022
Net change in unrealized appreciation/(depreciation) on investments	1,212,855	656,457
Net increase/(decrease) in net assets resulting from operations	2,669,871	2,740,967

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,176,502)	(2,775,746)
Net decrease in net assets from dividends and distributions to shareholders	(2,176,502)	(2,775,746)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	816,617	1,602,156
Reinvestment of distributions	2,176,501	2,775,746
Shares redeemed	(2,556,522)	(4,389,190)
Net increase/(decrease) in net assets from capital shares	436,596	(11,288)
Total increase/(decrease) in net assets	929,965	(46,067)

NET ASSETS:
Beginning of period	27,770,861	27,816,928
End of period	$28,700,826	$27,770,861

SHARE TRANSACTIONS:
Shares sold	27,079	53,564
Dividends and distributions reinvested	68,790	96,851
Shares redeemed	(81,720)	(142,873)
Net increase/(decrease) in shares outstanding	14,149	7,542

The accompanying notes are an integral part of the financial statements.

10

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$436,829	$526,970
Net realized gain/(loss) from investments	1,574	(219,290)
Net change in unrealized appreciation/(depreciation) on investments	730,502	2,773,306
Net increase/(decrease) in net assets resulting from operations	1,168,905	3,080,986

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(638,754)	(663,764)
Net decrease in net assets from dividends and distributions to shareholders	(638,754)	(663,764)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	507,126	1,869,280
Reinvestment of distributions	638,754	663,764
Shares redeemed	(1,108,975)	(3,699,124)
Net increase/(decrease) in net assets from capital shares	36,905	(1,166,080)
Total increase/(decrease) in net assets	567,056	1,251,142

NET ASSETS:
Beginning of period	20,351,322	19,100,180
End of period	$20,918,378	$20,351,322

SHARE TRANSACTIONS:
Shares sold	20,754	84,786
Dividends and distributions reinvested	25,168	29,553
Shares redeemed	(45,075)	(154,187)
Net increase/(decrease) in shares outstanding	847	(39,848)

The accompanying notes are an integral part of the financial statements.

11

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$589,412	$439,628
Net realized gain/(loss) from investments	(91,641)	(193,139)
Net change in unrealized appreciation/(depreciation) on investments	243,152	127,777
Net increase/(decrease) in net assets resulting from operations	740,923	374,266

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(721,924)	(338,690)
Net decrease in net assets from dividends and distributions to shareholders	(721,924)	(338,690)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,647,641	2,633,205
Reinvestment of distributions	721,924	338,690
Shares redeemed	(2,192,715)	(4,379,286)
Net increase/(decrease) in net assets from capital shares	176,850	(1,407,391)
Total increase/(decrease) in net assets	195,849	(1,371,815)

NET ASSETS:
Beginning of period	26,927,016	28,298,832
End of period	$27,122,865	$26,927,017

SHARE TRANSACTIONS:
Shares sold	69,577	112,199
Dividends and distributions reinvested	30,435	14,630
Shares redeemed	(92,377)	(186,124)
Net increase/(decrease) in shares outstanding	7,635	(59,295)

The accompanying notes are an integral part of the financial statements.

12

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020	FOR THE YEAR ENDED AUGUST 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$31.58		$31.90	$36.70	$25.62	$27.08	$33.12
Net investment income/(loss)(1)	0.19		0.28	0.23	0.25	0.22	0.21
Net realized and unrealized gain/(loss) on investments	2.85		2.62	(2.37)	12.06	(0.04)	(4.34)
Net increase/(decrease) in net assets resulting from operations	3.04		2.90	(2.14)	12.31	0.18	(4.13)
Dividends and distributions to shareholders from:
Net investment income	(0.33)		(0.26)	(0.34)	(0.29)	(0.24)	(0.27)
Net realized capital gains	(2.17)		(2.96)	(2.32)	(0.94)	(1.40)	(1.64)
Total dividends and distributions to shareholders	(2.50)		(3.22)	(2.66)	(1.23)	(1.64)	(1.91)
Net asset value, end of period	$32.12		$31.58	$31.90	$36.70	$25.62	$27.08
Total investment return/(loss)(2)	9.75	%(4)	10.14%	(6.64)%	49.31%	(0.02)%	(11.89)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,701		$27,771	$27,817	$31,796	$25,070	$24,839
Ratio of expenses to average net assets with waivers, if any(3)	0.74	%(5)	0.74%	0.73%	0.74%	0.76%	0.76%
Ratio of expenses to average net assets without waivers, if any(3)	0.74	%(5)	0.74%	0.73%	0.74%	0.76%	0.76%
Ratio of net investment income/(loss) to average net assets with waivers(3)	1.23	%(5)	0.90%	0.65%	0.77%	0.86%	0.72%
Portfolio turnover rate	5	%(4)	9%	15%	18%	18%	17%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

13

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020	FOR THE YEAR ENDED AUGUST 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$24.83		$22.22	$28.00	$21.35	$22.27	$26.16
Net investment income/(loss)(1)	0.53		0.61	0.73	0.37	0.42	0.43
Net realized and unrealized gain/(loss) on investments	0.92		2.73	(4.87)	6.80	(0.25)	(3.51)
Net increase/(decrease) in net assets resulting from operations	1.45		3.34	(4.14)	7.17	0.17	(3.08)
Dividends and distributions to shareholders from:
Net investment income	(0.79)		(0.50)	(0.82)	(0.35)	(0.52)	(0.39)
Net realized capital gains	—		(0.23)	(0.82)	(0.17)	(0.57)	(0.42)
Total dividends and distributions to shareholders	(0.79)		(0.73)	(1.64)	(0.52)	(1.09)	(0.81)
Net asset value, end of period	$25.49		$24.83	$22.22	$28.00	$21.35	$22.27
Total investment return/(loss)(2)	5.85	%(4)	15.39%	(15.66)%	33.96%	0.17%	(11.62)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,918		$20,351	$19,100	$22,780	$18,559	$18,228
Ratio of expenses to average net assets with waivers, if any(3)	0.82	%(5)	0.80%	0.80%	0.80%	0.83%	0.86%
Ratio of expenses to average net assets without waivers, if any(3)	0.82	%(5)	0.80%	0.80%	0.80%	0.83%	0.86%
Ratio of net investment income/(loss) to average net assets with waivers(3)	4.35	%(5)	2.60%	2.86%	1.48%	1.99%	1.82%
Portfolio turnover rate	3	%(4)	11%	11%	18%	26%	13%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not Annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2023	FOR THE YEAR ENDED AUGUST 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021	FOR THE YEAR ENDED AUGUST 31, 2020	FOR THE YEAR ENDED AUGUST 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$23.70		$23.67	$25.55	$25.66	$25.38	$24.74
Net investment income/(loss)(1)	0.51		0.37	0.10	0.02	0.43	0.59
Net realized and unrealized gain/(loss) on investments	0.14		(0.05)	(1.90)	0.04	0.27	0.61
Net increase/(decrease) in net assets resulting from operations	0.65		0.32	(1.80)	0.06	0.70	1.20
Dividends and distributions to shareholders from:
Net investment income	(0.64)		(0.29)	(0.08)	(0.16)	(0.42)	(0.56)
Net realized capital gains	—		—	—	—	—	— (2)
Return of capital	—		—	—	(0.01)	—	—
Total dividends and distributions to shareholders	(0.64)		(0.29)	(0.08)	(0.17)	(0.42)	(0.56)
Net asset value, end of period	$23.71		$23.70	$23.67	$25.55	$25.66	$25.38
Total investment return/(loss)(3)	2.74	%(6)	1.36%	(7.08)%	0.22%	2.80%	4.98%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,123		$26,927	$28,299	$33,103	$27,323	$29,546
Ratio of expenses to average net assets with waivers, if any(4)	0.74	%(5)	0.74%	0.73%	0.73%	0.74%	0.74%
Ratio of expenses to average net assets without waivers, if any(4)	0.74	%(5)	0.74%	0.73%	0.73%	0.74%	0.74%
Ratio of net investment income/(loss) to average net assets with waivers(4)	4.35	%(5)	1.59%	0.39%	0.07%	1.69%	2.39%
Portfolio turnover rate	6	%(6)	8%	7%	8%	46%	19%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)	Amount less than $(0.005) per share.
(3)

Total investment return/(loss) is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

February 29, 2024 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive investment portfolio of the Company.

Matson Money U.S. Equity VI Portfolio and Matson Money International Equity VI Portfolio’s investment objective is to seek long-term capital appreciation. Matson Money Fixed Income VI Portfolio’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Portfolios are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Portfolios is February 29, 2024, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2024 (the “current fiscal period”).

INVESTMENT COMPANY SECURITIES — The Portfolios pursue their investment objectives by investing primarily in shares of registered, open-end investment companies and exchange-traded funds (“ETFs”) (collectively, “underlying funds”). When a Portfolio invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Portfolio will incur higher expenses, many of which may be duplicative. Furthermore, because the Portfolios invest in shares of ETFs and underlying funds their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of each Portfolio’s assets among the ETFs and underlying funds. Accordingly, the Portfolios’ investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Portfolios allocate to the ETFs and underlying funds utilizing such strategies. As disclosed in the Portfolio of Investments, the Portfolios invest in a number of different underlying funds, including underlying funds that are portfolios of DFA Investment Dimensions Group Inc., and Dimensional Investment Group Inc. (collectively, “DFA Underlying Funds”) and iShares by BlackRock (“iShares Underlying Funds”). Information about DFA Underlying Funds’ and iShares Underlying Funds’ risks may be found in such DFA Underlying Funds’ and iShares Underlying Funds’ annual or semiannual report to shareholders, which can be found at us.dimensional.com and iShares.com, respectively. Additional information about derivatives related risks, if applicable, may also be found in each such DFA Underlying Funds’ or iShares Underlying Funds’ annual or semiannual report to shareholders. The annual and semiannual reports to shareholders for the underlying funds may also be found by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Portfolio’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in ETFs are valued at their last reported sale price. As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

16

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2024 (Unaudited)

The Board has adopted a pricing and valuation policy for use by each Portfolio and its Valuation Designee (as defined below) in calculating a Portfolio’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Matson Money, Inc. (“Matson Money” or the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee, in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open End Funds	$22,995,781	$—	$—	$22,995,781
Investments Measured at Net Asset Value*	—	—	—	5,451,554
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	—
Short-Term Investments	259,000	—	—	259,000
Total Investments**	$23,254,781	$—	$—	$28,706,335

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open End Funds	$16,124,546	$—	$—	$16,124,546
Investments Measured at Net Asset Value*	—	—	—	4,610,531
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	1,939,131
Short-Term Investments	197,962	—	—	197,962
Total Investments**	$16,322,508	$—	$—	$22,872,170

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

17

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 29, 2024 (Unaudited)

MATSON MONEY FIXED INCOME VI PORTFOLIO

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Open End Funds	$23,478,091	$—	$—	$23,478,091
Investments Measured at Net Asset Value*	—	—	—	3,265,095
Investments Purchased with Proceeds From Securities Lending Collateral*	—	—	—	1,368,728
Short-Term Investments	427,868	—	—	427,868
Total Investments**	$23,905,959	$—	$—	$28,539,782

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Portfolio had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Portfolios had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Portfolios record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Portfolio’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund

18

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 29, 2024 (Unaudited)

Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolios. In addition to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

MARKET RISK — The value of a Portfolio’s shares will fluctuate as a result of the movement of the overall stock market or the value of the underlying fund held by a Portfolio, and you could lose money.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. Each Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, the Portfolios expect the risk of material loss for such claims to be remote.

For additional information about the DFA Underlying Funds’ and iShares Underlying Funds’ valuation policies, refer to the DFA Underlying Funds’ and iShares Underlying Funds’ most recent annual or semiannual report which can be found at us.dimensional.com and iShares.com, respectively.

2.	Investment Adviser and Other Services

Matson Money, Inc. serves as the investment adviser to each Portfolio. Each Portfolio compensates the Adviser for its services at an annual rate based on each Portfolio’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $5 billion	0.49
Over $5 billion	0.47

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Portfolio operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Portfolio’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause total annual Portfolio operating

19

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 29, 2024 (Unaudited)

expenses to exceed the Expense Caps: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2024.

PORTFOLIO	EXPENSE CAPS
Matson Money U.S. Equity VI Portfolio	1.13%
Matson Money International Equity VI Portfolio	1.35
Matson Money Fixed Income VI Portfolio	1.00

During the current fiscal period, investment advisory fees accrued were as follows:

PORTFOLIO	ADVISORY FEES
Matson Money U.S. Equity VI Portfolio	$68,101
Matson Money International Equity VI Portfolio	50,231
Matson Money Fixed Income VI Portfolio	67,799

Effective September 1, 2019, if at any time a Portfolio’s total annual Portfolio operating expenses for a year are less than the Expense Cap, the Adviser is entitled to reimbursement by the Portfolio of the advisory fees forgone and other payments remitted by the Adviser to the Portfolio within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Portfolio to exceed the Expense Cap that was in effect at the time of the waiver or reimbursement. As of the end of the reporting period, the Portfolios had no amounts available for recoupment.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as administrator for the Portfolios. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Portfolios. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Vigilant Distributors, LLC (the “Distributor”), serves as the principal underwriter and distributor of the Portfolios’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

3.	Director and Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Portfolios or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

20

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

February 29, 2024 (Unaudited)

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

	PURCHASES	SALES
Matson Money U.S. Equity VI Portfolio	$1,442,935	$2,173,783
Matson Money International Equity VI Portfolio	626,303	787,610
Matson Money Fixed Income VI Portfolio	1,773,614	1,723,153

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2023, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Portfolio were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Matson Money U.S. Equity Portfolio	$24,092,021	$4,448,775	$(707,302)	$3,741,473
Matson Money International Equity Portfolio	19,451,492	2,042,864	(1,091,398)	951,466
Matson Money Fixed Income Portfolio	28,721,983	54,846	(1,788,800)	(1,733,954)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2023, there were no permanent differences between distributable earnings/(loss) and paid in capital.

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Net Unrealized Appreciation/ (Depreciation)
Matson Money U.S. Equity Portfolio	$57,270	$1,785,397	$—	$3,741,473
Matson Money International Equity Portfolio	175,800	—	(136,343)	951,466
Matson Money Fixed Income Portfolio	169,613	—	(174,920)	(1,733,954)

21

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (CONTINUED)

February 29, 2024 (Unaudited)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal year ended August 31, 2023 was as follows:

	ORDINARY INCOME	LONG-TERM GAINS	RETURN OF CAPITAL	TOTAL
Matson Money U.S. Equity Portfolio	$225,930	$2,549,816	—	$2,775,746
Matson Money International Equity Portfolio	453,501	210,263	—	663,764
Matson Money Fixed Income Portfolio	338,690	—	—	338,690

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Portfolios may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2023. The Matson Money Fixed Income Portfolio deferred qualified late-year losses of $174,920, and the Matson Money International Equity Portfolio deferred qualified late-year losses of $136,343 which will be treated as arising on the first business day of the following fiscal year.

The Portfolios are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2023, the Portfolios had no unexpiring short-term or long-term losses.

6. SECURITIES LENDING

The Portfolios may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Portfolios is determined. When the collateral falls below specified amounts, the Portfolios’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolios will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Portfolios will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Portfolios to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

PORTFOLIO	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Matson Money U.S. Equity Portfolio	$—	$—	$—
Matson Money International Equity Portfolio	1,897,763	1,939,131	892
Matson Money Fixed Income Portfolio	1,343,178	1,368,728	3,899

Securities lending transactions are entered into by the Portfolios’ securities lending agent on behalf of the Portfolios under a Master Securities Lending Agreement (“MSLA”) which permits the Portfolios’ securities lending agent on behalf of the Portfolios under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts

22

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2024 (Unaudited)

payable on behalf of the Portfolios to the same counterparty against amounts to be received and create one single net payment due to or from the Portfolios. The following table is a summary of the Portfolios’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Matson Money U.S. Equity Portfolio	$—	$—	$—	$—	$—	$—
Matson Money International Equity Portfolio	1,897,763	—	1,897,763	(1,897,763)	—	—
Matson Money Fixed Income Portfolio	1,343,178	—	1,343,178	(1,343,178)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted rule and form amendments relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. The rule and form amendments will, among other things, require the Portfolios to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments until the Portfolios are required to comply.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate (LIBOR) and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

23

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (concluded)

February 29, 2024 (Unaudited)

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined there were no subsequent events.

24

MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Matson Money VI Portfolios at (866) 780-0357, ext. 3863 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

25

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Vigilant Distributors, LLC
Gateway Corporate Center, Suite 216
223 Wilmington West Chester Pike
Chadds Ford, PA 19317

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

MMFI-SAR24

Semi-ANNUAL
report 2024

Motley Fool Asset Management ETFs
Series of The RBB Fund, Inc.

2/29/24
(UNAUDITED)

Motley Fool Global Opportunities ETF
Motley Fool Mid-Cap Growth ETF
Motley Fool 100 Index ETF
Motley Fool Small-Cap Growth ETF
Motley Fool Capital Efficiency 100 Index ETF
Motley Fool Next Index ETF

Motley Fool Global Opportunities ETF (TMFG)
Motley Fool Mid-Cap Growth ETF (TMFM)
Motley Fool 100 Index ETF (TMFC)
Motley Fool Small-Cap Growth ETF (TMFS)
Motley Fool Capital Efficiency 100 Index ETF (TMFE)
Motley Fool Next Index ETF (TMFX)

Portfolio Characteristics	1
Fund Expense Examples	14
Schedules of Investments	16
Financial Statements	46
Notes to Financial Statements	62
Notice to Shareholders	76

Motley Fool GLOBAL OPPORTUNITIES ETF

Portfolio Characteristics

(Unaudited)

Average Annual Total Returns for the periods ended February 29, 2024
	SIX MONTHS†	One Year	Five Years	Since Inception	Inception Date
Motley Fool Global Opportunities ETF (at NAV)*	13.70%	25.59%	10.46%	9.55%	6/17/2014
Motley Fool Global Opportunities ETF (at Market Price)	13.69%	25.60%	N/A	-1.17%	6/17/2014
FTSE Global All Cap Net Tax Index**	11.48%	22.38%	10.54%	8.32%(1)	—
Fund Expense Ratio:(2) 0.85%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.fooletfs.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratios of the Fund are set forth according to the Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

*

The Motley Fool Global Opportunities ETF operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

**

The FTSE Global All Cap Net Tax Index is a market-capitalization weighted index representing the performance of large, mid and small cap companies in Developed and Emerging markets. The index is comprised of approximately 9,500 securities from 49 countries and captures 98% of the world’s investable market capitalization. Fair value prices and foreign exchange as of 4 pm ET are used in the calculation of this index, and returns are adjusted for withholding taxes applicable to dividends received by a U.S. Regulated Investment Company domiciled in the United States. The index is unmanaged and not available for direct investments. Its performance does not reflect deductions for fees, expenses or taxes.

The investment objective of the Motley Fool Global Opportunities ETF is to achieve long-term capital appreciation, and it pursues this objective by investing primarily in common stocks of companies located anywhere in the world. The Fund seeks long-term growth by identifying and acquiring securities of companies that are, in the view of Motley Fool Asset Management, LLC (the “Adviser”), high quality. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

The Fund will invest in areas of the market, that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation, and it does not attempt to match the allocations of its benchmark. As such, significant deviation from the benchmark is expected from time to time, especially over shorter time frames.

The allocations to various sectors, countries, or any other macro-economic designation, are the byproduct of rigorous bottom-up analysis rather than an intentional top-down opinion of asset classes. While market conditions are constantly changing, exposure to equity market risk is needed to consistently achieve equity-like returns.

1

Motley Fool GLOBAL OPPORTUNITIES ETF

Portfolio Characteristics (Continued)

(Unaudited)

The following tables show the top ten holdings, sector allocations, and top ten countries in which the Fund was invested in as of February 29, 2024. Portfolio holdings are subject to change without notice.

Top Ten Holdings	% OF NET Assets
Amazon.com, Inc.	6.3%
ICON PLC	5.7
Axon Enterprise, Inc.	4.9
Mastercard, Inc., Class A	4.8
Watsco, Inc.	4.4
Waste Connections, Inc.	4.4
Canadian National Railway Co.	3.6
International Container Terminal Services, Inc.	3.6
Georgia Capital PLC	3.5
Alphabet, Inc., Class C	3.4
44.6%

The Motley Fool Global Opportunities ETF uses the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”).

Sector Allocation	% OF Net Assets
Industrials	25.1%
Financials	16.1
Communication Services	13.9
Consumer Discretionary	12.5
Health Care	9.6
Information Technology	8.2
Real Estate	7.3
Consumer Staples	3.3
Materials	1.9
97.9%

2

Motley Fool GLOBAL OPPORTUNITIES ETF

Portfolio Characteristics (Concluded)

(Unaudited)

Top ten Countries	% OF Net Assets
United States*	48.6%
Canada	10.6
Ireland	6.2
United Kingdom	4.8
Philippines	3.6
Georgia	3.5
Taiwan	3.2
Spain	2.9
Netherlands	2.7
Argentina	2.3
88.4%

*	As of the date of this report, the Fund had a holding of 2.1% in the U.S. Bank Money Market Deposit Account.

3

Motley Fool MID-CAP GROWTH ETF

Portfolio Characteristics

(Unaudited)

Average Annual Total Returns for the periods ended February 29, 2024
	SIX MONTHS†	One Year	Five Years	Since Inception	Inception Date
Motley Fool Mid-Cap Growth ETF (at NAV)*	9.63%	19.06%	7.79%	8.16%	6/17/2014
Motley Fool Mid-Cap Growth ETF (at Market Price)	9.88%	19.24%	N/A	-3.80%	6/17/2014
Russell MidCap® Growth Total Return Index**	16.53%	25.03%	11.59%	11.11%(1)	—
Fund Expense Ratio:(2) 0.85%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.fooletfs.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratios of the Fund are set forth according to the Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

*

The Motley Fool Mid-Cap Growth ETF operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

**

The Russell Midcap® Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Total Return Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

The investment objective of the Motley Fool Mid-Cap Growth ETF is to achieve long-term capital appreciation, and it pursues this objective by investing primarily in common stocks of companies organized in the United States. The Fund seeks long-term growth by identifying and acquiring securities of companies that are, in the view of the Adviser, high quality. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

The Fund will invest in areas of the market, that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation, and it does not attempt to match the allocations of its benchmark. As such, significant deviation from the benchmark is expected from time to time, especially over shorter time frames.

The allocations to various sectors, or any other macro-economic designation, are the byproduct of rigorous bottom-up analysis rather than an intentional top-down opinion of asset classes. While market conditions are constantly changing, exposure to equity market risk is needed to consistently achieve equity-like returns. The Adviser views its time as best spent focused on evaluating businesses and seeking to minimize company-specific risk in order to pursue its objective of long-term capital appreciation.

Although the Motley Fool Mid-Cap Growth ETF may invest in companies with any market capitalization, the Adviser expects that investments in the securities of companies having smaller- and mid-market capitalizations will be important components of the Fund’s investment program. Investments in securities of these companies may involve greater risk than do investments in larger, more established companies. Small- and mid-cap stocks tend to be more volatile and less liquid than their large-cap counterparts.

4

Motley Fool MID-CAP GROWTH ETF

Portfolio Characteristics (Concluded)

(Unaudited)

The following tables show the top ten holdings, and sector allocations in which the Fund was invested in as of February 29, 2024.Portfolio holdings are subject to change without notice.

Top ten Holdings	% OF Net Assets
Axon Enterprise, Inc.	8.0%
Brown & Brown, Inc.	6.2
Fastenal Co.	5.2
Broadridge Financial Solutions, Inc.	4.7
Watsco, Inc.	4.7
Tyler Technologies, Inc.	4.5
Gentex Corp	4.0
Alarm.com Holdings, Inc.	3.8
SBA Communications Corp.	3.4
Cooper Cos, Inc.	3.4
47.9

The Motley Fool Mid-Cap Growth ETF uses the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”).

Sector Allocation	% OF Net Assets
Industrials	31.2%
Health Care	19.0
Financials	18.3
Information Technology	11.8
Real Estate	7.5
Consumer Discretionary	6.6
Materials	2.2
96.6%

5

Motley Fool 100 Index ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2024
	SIX MONTHS†	One Year	Five Years	Since Inception	Inception Date
Motley Fool 100 Index ETF (at NAV)	17.46%	48.45%	19.02%	16.21%	1/29/2018
Motley Fool 100 Index ETF (at Market Price)	17.62%	48.71%	19.05%	16.23%	1/29/2018
Motley Fool 100 Index*	17.63%	49.06%	19.61%	16.78%(1)	—
S&P 500© Total Return Index**	13.93%	30.45%	14.76%	11.95%(1)	—
Fund Expense Ratio:(2) 0.50%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.fooletfs.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Motley Fool 100 Index (“Fool 100 Index”) was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (“Adviser”), in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters or the highest-rated stocks in Fool IQ, the company’s analyst opinion database. Every company included in the Fool 100 Index is incorporated and listed in the U.S. The Fool 100 Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fund, the Adviser or The Motley Fool. Additional information regarding the Fool 100 Index, including its value, is available on the websites of the Fund at www.fooletfs.com and the Index Calculation Agent, at www.solactive.com. You cannot invest directly in an index.

**

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date. The S&P 500® Index is a market-capitalization-weighted index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on the 1st of January, 1923, though expanded to 500 stocks on March 4, 1957.

6

Motley Fool 100 Index ETF

Portfolio Characteristics (Concluded)

(Unaudited)

The following tables show the top ten holdings and sector allocations, in which the Motley Fool 100 Index ETF was invested in as of February 29, 2024. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
Microsoft Corp.	12.1%
Apple, Inc.	11.1%
NVIDIA Corp.	7.7%
Amazon.com, Inc.	7.2%
Alphabet, Inc., Class C	6.8%
Meta Platforms, Inc., Class A	5.0%
Berkshire Hathaway, Inc., Class B	3.6%
Broadcom, Inc.	2.4%
Tesla, Inc.	2.4%
Visa, Inc., Class A	2.3%
60.6%

The Motley Fool 100 Index ETF uses the Global Industry Classification StandardSM (“GICSSM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”). We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% OF Net Assets
Information Technology	41.8%
Communication Services	14.8%
Consumer Discretionary	13.9%
Financials	12.0%
Health Care	7.9%
Industrials	3.6%
Consumer Staples	3.5%
Real Estate	1.1%
Materials	0.6%
Utilities	0.4%
Energy	0.2%
99.8%

7

MOTLEY FOOL SMALL-CAP GROWTH ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2024
	SIX MONTHS†	One Year	FIVE YEAR	Since Inception	Inception Date
Motley Fool Small-Cap Growth ETF (at NAV)	5.80%	16.19%	7.47%	10.42%	10/29/2018
Motley Fool Small-Cap Growth ETF (at Market Price)	5.81%	16.34%	7.43%	10.42%	10/29/2018
Russell 2000 Growth Total Return® Index*	10.21%	14.18%	6.50%	7.96%(1)	—
Fund Expense Ratio:(2) 0.85%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Russell 2000 Growth Total Return® Index measures the performance of those companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of approximately 2,000 companies with small-market capitalizations.

8

MOTLEY FOOL SMALL-CAP GROWTH ETF

Portfolio Characteristics (CONCLUDED)

(Unaudited)

The following tables show the top ten holdings and sector allocations, in which the Motley Fool Small-Cap Growth ETF was invested in as of February 29, 2024. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
Alarm.com Holdings, Inc.	5.7%
Northern Oil & Gas, Inc.	4.3%
Goosehead Insurance, Inc., Class A	4.2%
Axon Enterprise, Inc.	3.9%
Globus Medical, Inc., Class A	3.7%
Gentex Corp.	3.7%
Leonardo DRS, Inc.	3.6%
HealthEquity, Inc.	3.6%
Smartsheet, Inc., Class A	3.4%
Toast, Inc. - Class A	3.4%
39.5%

The Motley Fool Small-Cap Growth ETF uses GICSSM as the basis for the classification of securities on the Schedule of Investments.

Sector Allocation	% OF Net Assets
Industrials	24.4%
Health Care	23.9%
Information Technology	16.5%
Financials	13.6%
Consumer Discretionary	8.2%
Energy	4.3%
Real Estate	2.6%
Consumer Staples	2.2%
95.7%

9

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2024
	SIX MONTHS†	One Year	Since Inception	Inception Date
Motley Fool Capital Efficiency 100 Index ETF (at NAV)	20.20%	49.33%	6.81%	12/30/2021
Motley Fool Captial Efficiency 100 Index ETF (at Market Price)	20.44%	49.97%	7.00%	12/30/2021
Motley Fool Capital Efficiency 100 Index*	20.28%	49.85%	7.16%(1)	—
S&P 500© Total Return Index**	13.93%	30.45%	4.71%(1)	—
Fund Expense Ratio:(2) 0.50%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Motley Fool Capital Efficiency 100 Index (“Capital Efficiency 100 Index”) was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (“Adviser”), in 2021 and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a company’s capital efficiency, that have been recommended by The Motley Fool’s analysts and newsletters, and that also meet certain liquidity requirements. Capital efficiency is a measure of how a business turns its investments into revenue and profit and it provides insight into the company’s return on invested capital. Every company included in the Capital Efficiency 100 Index is incorporated and listed in the U.S. The Capital Efficiency 100 Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fund, the Adviser or The Motley Fool. Additional information regarding the Capital Efficiency 100 Index, including its value, is available on the websites of the Fund at www.fooletfs.com and the Index Calculation Agent, at www.solactive.com. You cannot invest directly in an index.

**

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date. The S&P 500® Index is a market-capitalization-weighted index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on the 1st of January, 1923, though expanded to 500 stocks on March 4, 1957.

10

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Portfolio Characteristics (CONCLUDED)

(Unaudited)

The following tables show the top ten holdings and sector allocations, in which the Motley Fool Capital Efficiency 100 Index ETF was invested in as of February 29, 2024 Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
NVIDIA, Corp.	7.1%
Meta Platforms, Inc., Class A	6.4%
Amazon.com, Inc.	5.2%
Walmart, Inc.	5.1%
Microsoft Corp.	5.0%
Visa, Inc., Class A	4.9%
Broadcom, Inc.	4.8%
Alphabet, Inc., Class C	4.6%
Mastercard, Inc., Class A	4.3%
Apple, Inc.	4.2%
51.6%

The Motley Fool Capital Efficiency 100 Index ETF uses GICSSM as the basis for the classification of securities on the Schedule of Investments.

Sector Allocation	% OF Net Assets
Information Technology	33.4%
Health Care	14.7%
Communication Services	14.0%
Consumer Discretionary	11.5%
Financials	9.8%
Consumer Staples	9.4%
Industrials	5.1%
Materials	1.6%
99.5%

11

MOTLEY FOOL NEXT INDEX ETF

Portfolio Characteristics

(Unaudited)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED February 29, 2024
	SIX MONTHS†	One Year	Since Inception	Inception Date
Motley Fool Next Index ETF (at NAV)	9.37%	13.10%	-6.51%	12/30/2021
Motley Fool Next Index ETF (at Market Price)	9.18%	12.98%	-6.57%	12/30/2021
Motley Fool Next Index*	9.72%	13.81%	-6.06%(1)	—
Russell Midcap® Growth Total Return Index**	16.53%	25.03%	0.83%(1)	—
Fund Expense Ratio:(2) 0.50%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratio of the Fund is set forth according to the Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Motley Fool Next Index (“Next Index”) was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (“Adviser”), in 2021 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters. Every company included in the Capital Efficiency 100 Index is incorporated and listed in the U.S. The Next Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fund, the Adviser or The Motley Fool. Additional information regarding the Next Index, including its value, is available on the websites of the Fund at www.fooletfs.com and the Index Calculation Agent, at www.solactive.com. You cannot invest directly in an index.

**

The Russell Midcap® Growth Total Return Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Total Return Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market.

12

MOTLEY FOOL NEXT INDEX ETF

Portfolio Characteristics (CONCLUDED)

(Unaudited)

The following tables show the top ten holdings and sector allocations, in which the Motley Fool Next Index ETF was invested in as of February 29, 2024. Portfolio holdings are subject to change without notice.

Top TEN Holdings	% OF Net Assets
Cloudflare, Inc.	1.9%
MongoDB, Inc.	1.9%
Fair Isaac Corp.	1.8%
HubSpot, Inc.	1.8%
Corning, Inc.	1.6%
Tractor Supply Co.	1.6%
Ulta Beauty, Inc.	1.5%
Splunk, Inc.	1.5%
Westinghouse Air Brake Technologies Corp.	1.5%
Take-Two Interactive Software, Inc.	1.4%
16.5%

The Motley Fool Next Index ETF uses GICSSM as the basis for the classification of securities on the Schedule of Investments.

Sector Allocation	% OF Net Assets
Information Technology	32.7%
Industrials	16.8%
Consumer Discretionary	16.1%
Health Care	10.6%
Financials	10.2%
Communication Services	5.9%
Consumer Staples	3.9%
Real Estate	1.3%
Materials	1.2%
Energy	1.1%
99.8%

13

Motley Fool Asset Management ETFs

Fund Expense Examples

FEBRUARY 29, 2024 (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any), including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other ETFs.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Do you know how many times a fund, or the market, has returned a smooth 5% over a long period of time? Never. But we have to pick some example. In reality, the market’s returns are always far bumpier, with the market returning 20% one year, followed by a loss of 10% the next year, followed by a 3% gain,etc. These variations affect actual expenses as well. Happily, over almost all time periods of 20 years or longer, according to the research of University of Pennsylvania’s Jeremy Siegel and others, the domestic market’s returns have been at least 5% per year on average.

14

Motley Fool Asset Management ETFs

Fund Expense Examples (Concluded)

FEBRUARY 29, 2024 (UNAUDITED)

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period(1)	Annualized Expense Ratio	Actual Six- Month Total Investment Returns for the Funds
Motley Fool Global Opportunities ETF
Actual	$1,000.00	$1,137.00	$4.52	0.85%	13.70%
Hypothetical (5% return before expenses)	1,000.00	1,020.64	4.27	0.85%	N/A
Motley Fool Mid-Cap Growth ETF
Actual	$1,000.00	$1,096.30	$4.43	0.85%	9.63%
Hypothetical (5% return before expenses)	1,000.00	1,020.64	4.27	0.85%	N/A
Motley Fool 100 Index ETF
Actual	$1,000.00	$1,174.60	$2.70	0.50%	17.46%
Hypothetical (5% return before expenses)	1,000.00	1,022.38	2.51	0.50%	N/A
Motley Fool Small-Cap Growth ETF
Actual	$1,000.00	$1,058.00	$4.35	0.85%	5.80%
Hypothetical (5% return before expenses)	1,000.00	1,020.64	4.27	0.85%	N/A
Motley Fool Capital Efficiency 100 Index ETF
Actual	$1,000.00	$1,202.00	$2.74	0.50%	20.20%
Hypothetical (5% return before expenses)	1,000.00	1,022.38	2.51	0.50%	N/A
Motley Fool Next Index ETF
Actual	$1,000.00	$1,093.70	$2.60	0.50%	9.37%
Hypothetical (5% return before expenses)	1,000.00	1,022.38	2.51	0.50%	N/A

(1)

Expenses are equal to the Fund’s annualized expense ratio for the period September 1, 2023 through February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account value in the first section in the table is based on the actual six-month total investment return for the Fund.

15

Motley Fool global opportunities ETF

Schedule of Investments

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS — 98.0%
Argentina — 2.3%
MercadoLibre, Inc.(a)	6,309	$10,064,748
Australia — 2.0%
Atlassian Corp. - Class A(a)	42,411	8,796,890
Canada — 10.6%
Brookfield Asset Management Ltd.	56,028	2,283,141
Brookfield Corp.	222,190	9,169,781
Canadian National Railway Co.	123,718	16,044,988
Waste Connections, Inc.	115,818	19,276,748
		46,774,658
China — 1.7%
Yum China Holdings, Inc.(b)	175,317	7,519,346
France — 0.8%
Vivendi SA	297,030	3,316,242
Georgia — 3.5%
Georgia Capital PLC(a)	1,009,005	15,615,251
Germany — 1.9%
Symrise AG	80,340	8,210,789
India — 1.3%
HDFC Bank., Ltd., ADR	108,854	5,823,689
Ireland — 6.1%
ICON PLC(a)	79,046	25,343,729
Kerry Group PLC - Class A	19,802	1,717,512
		27,061,241
Japan — 1.9%
Nintendo Co. Ltd.	149,004	8,348,677
Kenya — 0.1%
Safaricom PLC	4,000,000	360,544
Netherlands — 2.7%
Universal Music Group NV	395,831	11,923,187
Philippines — 3.6%
International Container Terminal Services, Inc.	3,117,052	16,024,691

The accompanying notes are an integral part of these financial statements.

16

Motley Fool global opportunities ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS (continued)
Spain — 2.9%
Cellnex Telecom SA(c)	361,201	$12,988,151
Taiwan — 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	108,596	13,973,047
United Arab Emirates — 0.0%(d)
NMC Health PLC(a)(e)	485,482	—
United Kingdom — 4.8%
Aon PLC - Class A	32,068	10,133,167
Rentokil Initial PLC - ADR(b)	300,020	8,568,571
System1 Group PLC(a)	490,291	2,537,482
		21,239,220
United States — 48.6%(f)
Alphabet, Inc. - Class C(a)	106,502	14,886,850
Amazon.com, Inc.(a)	156,573	27,675,843
American Tower Corp.	67,214	13,366,176
Axon Enterprise, Inc.(a)	70,506	21,671,429
Comcast Corp. - Class A	171,981	7,369,386
Costco Wholesale Corp.	17,255	12,835,822
Equinix, Inc.	14,956	13,293,192
Fastenal Co.	136,854	9,991,710
Mastercard, Inc. - Class A	45,076	21,400,282
MSCI, Inc.	12,340	6,922,370
Salesforce, Inc.(a)	42,950	13,263,819
SBA Communications Corp.	26,480	5,540,410
Shockwave Medical, Inc.(a)	36,240	9,453,929
Starbucks Corp.	104,166	9,885,353
Waters Corp.(a)(b)	23,012	7,764,709
Watsco, Inc.(b)	49,641	19,564,511
		214,885,791
TOTAL COMMON STOCKS (Cost $233,455,865)		$432,926,162

The accompanying notes are an integral part of these financial statements.

17

Motley Fool global opportunities ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS — 8.2%
Investments Purchased with Proceeds from Securities Lending — 8.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(g)	36,421,063	$36,421,063
TOTAL SHORT-TERM INVESTMENTS (Cost $36,421,063)		36,421,063

TOTAL INVESTMENTS — 106.2% (Cost $269,876,928)		469,347,225
Money Market Deposit Account — 2.1%(h)		9,133,884
Liabilities in Excess of Other Assets — (8.3)%		(36,538,576)
TOTAL NET ASSETS — 100.0%		$441,942,533

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR — American Depositary Receipt

PLC — Public Limited Company

SA — Sociedad Anónima

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 29, 2024. At February 29, 2024, the total market value of these securities was $35,685,808 which represented 8.1% of net assets.

(c)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $12,988,151 or 2.9% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.

(e)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 29, 2024.

(f)

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(g)	The rate shown represents the 7-day effective yield as of February 29, 2024.

(h)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of these financial statements.

18

Motley Fool mid-cap growth ETF

Schedule of Investments

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (NOTE 1)

COMMON STOCKS — 96.6%
Aerospace & Defense — 8.0%
Axon Enterprise, Inc.(a)	52,065	$16,003,219
Air Freight & Logistics — 2.8%
GXO Logistics, Inc.(a)	107,139	5,545,515
Automobile Components — 4.0%
Gentex Corp.	218,418	7,978,810
Biotechnology — 4.3%
BioMarin Pharmaceutical, Inc.(a)	44,271	3,819,702
Ultragenyx Pharmaceutical, Inc.(a)	91,502	4,732,483
		8,552,185
Building Products — 2.9%
Trex Co., Inc.(a)	62,930	5,774,457
Capital Markets — 7.1%
Morningstar, Inc.	14,883	4,443,915
MSCI, Inc.	5,439	3,051,116
StoneX Group, Inc.(a)	94,551	6,548,602
		14,043,633
Chemicals — 2.2%
Eastman Chemical Co.	50,771	4,454,648
Financial Services — 3.2%
Toast, Inc. - Class A(a)(b)	281,200	6,467,600
Ground Transportation — 2.9%
RXO, Inc.(a)	267,019	5,746,249
Health Care Equipment & Supplies — 8.4%
Cooper Cos., Inc.	72,620	6,797,232
Globus Medical, Inc. - Class A(a)	107,000	5,776,930
Shockwave Medical, Inc.(a)(b)	16,170	4,218,268
		16,792,430
Health Care Providers & Services — 3.4%
HealthEquity, Inc.(a)	81,174	6,705,784

The accompanying notes are an integral part of these financial statements.

19

Motley Fool mid-cap growth ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (NOTE 1)

COMMON STOCKS (continued)
Insurance — 8.0%
Brown & Brown, Inc.	145,599	$12,260,892
Goosehead Insurance, Inc. - Class A(a)	47,900	3,623,635
		15,884,527
Life Sciences Tools & Services — 2.9%
Waters Corp.(a)(b)	17,156	5,788,777
Office REITs — 2.0%
Alexandria Real Estate Equities, Inc.(b)	31,544	3,934,483
Professional Services — 4.7%
Broadridge Financial Solutions, Inc.	46,314	9,428,604
Real Estate Management & Development — 2.1%
CoStar Group, Inc.(a)(b)	47,000	4,090,410
Software — 11.8%
Alarm.com Holdings, Inc.(a)	99,696	7,545,990
DoubleVerify Holdings, Inc.(a)(b)	94,000	2,903,660
Guidewire Software, Inc.(a)	33,000	3,938,220
Tyler Technologies, Inc.(a)	20,716	9,055,792
		23,443,662
Specialized REITs — 3.4%
SBA Communications Corp.	32,796	6,861,907
Specialty Retail — 2.6%
Tractor Supply Co.(b)	20,421	5,193,469
Trading Companies & Distributors — 9.9%
Fastenal Co.	140,877	10,285,430
Watsco, Inc.(b)	23,694	9,338,279
		19,623,709
TOTAL COMMON STOCKS (Cost $116,927,802)		$192,314,078

The accompanying notes are an integral part of these financial statements.

20

Motley Fool mid-cap growth ETF

Schedule of Investments (CONCLUDED)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (NOTE 1)

SHORT-TERM INVESTMENTS — 13.3%
Investments Purchased with Proceeds from Securities Lending — 13.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(c)	26,482,994	$26,482,994
TOTAL SHORT-TERM INVESTMENTS (Cost $26,482,994)		26,482,994

TOTAL INVESTMENTS — 109.9% (Cost $143,410,796)		218,797,072
Money Market Deposit Account — 3.4%(d)		6,831,431
Liabilities in Excess of Other Assets — (13.3)%		(26,563,354)
TOTAL NET ASSETS — 100.0%		$199,065,149

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 29, 2024. At February 29, 2024, the total market value of these securities was $25,914,548 which represented 13.0% of net assets.

(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.

(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of these financial statements.

21

Motley Fool 100 Index ETF

Schedule of Investments

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (NOTE 1)

COMMON STOCKS — 100.0%
Aerospace & Defense — 0.3%
TransDigm Group, Inc.	1,641	$1,932,671
Air Freight & Logistics — 0.8%
FedEx Corp.	7,463	1,858,063
United Parcel Service, Inc. - Class B	25,571	3,791,157
		5,649,220
Automobiles — 2.4%
Tesla, Inc.(a)	87,626	17,689,937
Banks — 2.4%
JPMorgan Chase & Co.	86,303	16,057,536
Truist Financial Corp.	40,166	1,405,007
		17,462,543
Beverages — 0.2%
Monster Beverage Corp.(a)	30,314	1,791,557
Biotechnology — 1.6%
Amgen, Inc.	16,009	4,383,745
Biogen, Inc.(a)	3,499	759,248
Gilead Sciences, Inc.	36,985	2,666,619
Moderna, Inc.(a)(b)	9,722	896,757
Vertex Pharmaceuticals, Inc.(a)	7,649	3,218,240
		11,924,609
Broadline Retail — 7.4%
Amazon.com, Inc.(a)	301,044	53,212,537
Coupang, Inc.(a)	51,942	961,966
eBay, Inc.	15,106	714,212
		54,888,715
Capital Markets — 1.5%
Charles Schwab Corp.	49,899	3,332,255
CME Group, Inc.	10,684	2,354,219
Intercontinental Exchange, Inc.	16,988	2,351,479
Moody’s Corp.	5,432	2,061,010
Nasdaq, Inc.	16,739	940,732
		11,039,695

The accompanying notes are an integral part of these financial statements.

22

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (NOTE 1)

COMMON STOCKS (continued)
Chemicals — 0.6%
Ecolab, Inc.	8,463	$1,902,821
Sherwin-Williams Co.	7,598	2,522,764
		4,425,585
Commercial Services & Supplies — 0.8%
Cintas Corp.	3,029	1,904,060
Copart, Inc.(a)	28,005	1,488,466
Waste Management, Inc.	11,954	2,458,340
		5,850,866
Communications Equipment — 0.3%
Arista Networks, Inc.(a)	9,234	2,562,804
Consumer Staples Distribution & Retail — 3.2%
Costco Wholesale Corp.	13,191	9,812,653
Walmart, Inc.	239,686	14,047,996
		23,860,649
Electric Utilities — 0.4%
NextEra Energy, Inc.	53,560	2,955,976
Entertainment — 2.1%
Electronic Arts, Inc.	7,817	1,090,315
Netflix, Inc.(a)	12,991	7,832,534
ROBLOX Corp. - Class A(a)	12,802	510,800
Walt Disney Co.	49,316	5,502,679
Warner Bros Discovery, Inc.(a)(b)	64,265	564,889
		15,501,217
Financial Services — 8.0%
Berkshire Hathaway, Inc. - Class B(a)	64,644	26,465,254
Block, Inc.(a)	13,784	1,095,414
Mastercard, Inc. - Class A	27,878	13,235,359
PayPal Holdings, Inc.(a)	27,414	1,654,161
Visa, Inc. - Class A(b)	59,670	16,865,129
		59,315,317

The accompanying notes are an integral part of these financial statements.

23

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (NOTE 1)

COMMON STOCKS (continued)
Ground Transportation — 1.5%
Old Dominion Freight Line, Inc.(b)	3,174	$1,404,432
Uber Technologies, Inc.(a)	61,081	4,855,939
Union Pacific Corp.	18,093	4,590,013
		10,850,384
Health Care Equipment & Supplies — 1.3%
Align Technology, Inc.(a)	2,008	607,259
Becton Dickinson & Co.	8,594	2,024,317
DexCom, Inc.(a)	11,259	1,295,573
IDEXX Laboratories, Inc.(a)	2,465	1,417,942
Intuitive Surgical, Inc.(a)	10,451	4,029,905
ResMed, Inc.	2,687	466,786
		9,841,782
Health Care Providers & Services — 2.8%
CVS Health Corp.	38,545	2,866,592
HCA Healthcare, Inc.	7,945	2,476,456
McKesson Corp.	3,949	2,059,048
UnitedHealth Group, Inc.	27,445	13,546,852
		20,948,948
Health Care Technology — 0.1%
Veeva Systems, Inc. - Class A(a)	4,257	959,996
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. - Class A(a)(b)	16,643	2,620,773
Booking Holdings, Inc.(a)	1,034	3,586,770
Chipotle Mexican Grill, Inc.(a)	814	2,188,659
DoorDash, Inc. - Class A(a)	11,819	1,472,293
Marriott International, Inc. - Class A	8,736	2,182,864
Starbucks Corp.	33,942	3,221,096
		15,272,455
Industrial Conglomerates — 0.1%
3M Co.	11,085	1,021,150
Insurance — 0.2%
Aflac, Inc.	17,455	1,409,317

The accompanying notes are an integral part of these financial statements.

24

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (NOTE 1)

COMMON STOCKS (continued)
Interactive Media & Services — 11.8%
Alphabet, Inc. - Class C(a)	362,600	$50,684,228
Meta Platforms, Inc. - Class A	74,891	36,706,326
		87,390,554
IT Services — 0.5%
Cognizant Technology Solutions Corp. - Class A	14,623	1,155,510
Gartner, Inc.(a)	2,250	1,047,510
Snowflake, Inc. - Class A(a)	9,436	1,776,610
		3,979,630
Life Sciences Tools & Services — 0.1%
Illumina, Inc.(a)	3,363	470,248
Machinery — 0.1%
Cummins, Inc.(b)	4,107	1,103,181
Media — 0.2%
Trade Desk, Inc. - Class A(a)	14,283	1,220,197
Oil, Gas & Consumable Fuels — 0.2%
Kinder Morgan, Inc.	67,068	1,166,313
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	55,698	2,826,674
Johnson & Johnson	71,896	11,602,576
		14,429,250
Real Estate Management & Development — 0.1%
CoStar Group, Inc.(a)	11,869	1,032,959
Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc.(a)	47,951	9,232,006
Broadcom, Inc.	13,881	18,052,101
Lam Research Corp.	3,912	3,670,434
NVIDIA Corp.	71,973	56,939,280
		87,893,821
Software — 18.1%
Adobe Systems, Inc.(a)	13,514	7,571,624
Autodesk, Inc.(a)	6,230	1,608,399
Crowdstrike Holdings, Inc. - Class A(a)	7,127	2,310,217

The accompanying notes are an integral part of these financial statements.

25

Motley Fool 100 Index ETF

Schedule of Investments (continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (NOTE 1)

COMMON STOCKS (continued)
Software (continued)
Datadog, Inc. - Class A(a)	9,433	$1,240,062
Fortinet, Inc.(a)	22,366	1,545,714
Intuit, Inc.	8,321	5,515,908
Microsoft Corp.	216,866	89,704,452
Palo Alto Networks, Inc.(a)(b)	9,359	2,906,438
Roper Technologies, Inc.	3,175	1,729,518
Salesforce, Inc.(a)	28,732	8,873,016
ServiceNow, Inc.(a)	6,071	4,682,805
Synopsys, Inc.(a)	4,511	2,588,096
Workday, Inc. - Class A(a)	7,806	2,300,116
Zoom Video Communications, Inc. - Class A(a)	5,002	353,792
Zscaler, Inc.(a)	4,261	1,031,034
		133,961,191
Specialized REITs — 1.0%
American Tower Corp.	12,383	2,462,483
Crown Castle, Inc.	10,544	1,159,207
Digital Realty Trust, Inc.	8,816	1,294,277
Equinix, Inc.	2,786	2,476,253
		7,392,220
Specialty Retail — 1.5%
Home Depot, Inc.	29,541	11,243,600
Technology Hardware, Storage & Peripherals — 11.1%
Apple, Inc.	453,555	81,980,066
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc. - Class B(b)	40,381	4,196,797
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(b)	34,326	5,605,436
TOTAL COMMON STOCKS (Cost $466,339,699)		$740,220,856

The accompanying notes are an integral part of these financial statements.

26

Motley Fool 100 Index ETF

Schedule of Investments (Concluded)

FEBRUARY 29, 2024 (UNAUDITED)

	Contract	Value (NOTE 1)

RIGHTS — 0.0%(c)
Altaba, Inc. - Escrow Shares, Expires , Exercise Price $0.00(a)(d)	8,565	$21,327
TOTAL RIGHTS (Cost $2,161)		21,327

	Number of Shares	Value (Note 2)

SHORT-TERM INVESTMENTS — 4.7%
Investments Purchased with Proceeds from Securities Lending — 4.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(e)	35,178,725	$35,178,725
TOTAL SHORT-TERM INVESTMENTS (Cost $35,178,725)		35,178,725

TOTAL INVESTMENTS — 104.7% (Cost $501,520,585)		775,420,908
Money Market Deposit Account — 0.0%(f)		316,122
Liabilities in Excess of Other Assets — (4.7)%		(34,884,567)
TOTAL NET ASSETS — 100.0%		$740,852,463

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 29, 2024. At February 29, 2024, the total market value of these securities was $34,254,570 which represented 4.6% of net assets.

(c)	Represents less than 0.05% of net assets.

(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $21,327 or 0.0% of net assets as of February 29, 2024.

(e)	The rate shown represents the 7-day effective yield as of February 29, 2024.

(f)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of these financial statements.

27

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS — 95.9%
Aerospace & Defense — 7.5%
Axon Enterprise, Inc.(a)	10,879	$3,343,878
Leonardo DRS, Inc.(a)	136,848	3,107,818
		6,451,696
Air Freight & Logistics — 3.3%
GXO Logistics, Inc.(a)(b)	55,154	2,854,771
Automobile Components — 4.9%
Fox Factory Holding Corp.(a)	20,064	1,015,038
Gentex Corp.	87,072	3,180,740
		4,195,778
Banks — 3.1%
Live Oak Bancshares, Inc.(b)	66,150	2,627,478
Biotechnology — 3.4%
Ultragenyx Pharmaceutical, Inc.(a)	55,628	2,877,080
Building Products — 1.9%
Trex Co., Inc.(a)(b)	17,728	1,626,721
Capital Markets — 3.0%
StoneX Group, Inc.(a)	37,421	2,591,779
Electronic Equipment, Instruments & Components — 1.2%
IPG Photonics Corp.(a)	11,655	1,006,409
Financial Services — 3.4%
Toast, Inc. - Class A(a)(b)	126,096	2,900,208
Ground Transportation — 5.2%
Landstar System, Inc.	8,607	1,637,051
RXO, Inc.(a)	132,320	2,847,527
		4,484,578
Health Care Equipment & Supplies — 13.0%
Globus Medical, Inc. - Class A(a)(b)	59,425	3,208,356
Inari Medical, Inc.(a)(b)	42,920	1,979,470
Penumbra, Inc.(a)	6,967	1,636,688
Shockwave Medical, Inc.(a)(b)	9,435	2,461,308
UFP Technologies, Inc.(a)(b)	8,880	1,849,793
		11,135,615

The accompanying notes are an integral part of these financial statements.

28

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS (continued)
Health Care Providers & Services — 3.6%
HealthEquity, Inc.(a)	36,807	$3,040,626
Health Care Technology — 1.9%
Certara, Inc.(a)(b)	98,566	1,663,794
Industrial REITs — 2.6%
STAG Industrial, Inc.(b)	58,984	2,190,666
Insurance — 4.2%
Goosehead Insurance, Inc. - Class A(a)(b)	46,953	3,551,995
Leisure Products — 1.9%
Topgolf Callaway Brands Corp.(a)(b)	114,932	1,636,632
Life Sciences Tools & Services — 2.1%
Mesa Laboratories, Inc.(b)	16,407	1,791,480
Machinery — 3.2%
John Bean Technologies Corp.	27,258	2,766,142
Oil, Gas & Consumable Fuels — 4.3%
Northern Oil & Gas, Inc.(b)	103,863	3,711,025
Personal Care Products — 2.2%
BellRing Brands, Inc.(a)	33,300	1,896,435
Semiconductors & Semiconductor Equipment — 1.1%
Wolfspeed, Inc.(a)(b)	36,288	944,214
Software — 14.3%
Alarm.com Holdings, Inc.(a)(b)	64,765	4,902,063
DoubleVerify Holdings, Inc.(a)(b)	25,932	801,039
LiveRamp Holdings, Inc.(a)	26,524	927,810
Q2 Holdings, Inc.(a)(b)	57,976	2,680,230
Smartsheet, Inc. - Class A(a)	69,204	2,921,101
		12,232,243
Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc.(a)	9,824	1,200,984
Trading Companies & Distributors — 3.2%
Watsco, Inc.(b)	6,861	2,704,057
TOTAL COMMON STOCKS (Cost $75,035,733)		$82,082,406

The accompanying notes are an integral part of these financial statements.

29

MOTLEY FOOL Small-Cap Growth ETF

Schedule of Investments (Concluded)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS — 34.4%
Investments Purchased with Proceeds from Securities Lending — 34.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44%(c)	29,399,685	$29,399,685
TOTAL SHORT-TERM INVESTMENTS (Cost $29,399,685)		29,399,685

TOTAL INVESTMENTS — 130.3% (Cost $104,435,418)		111,482,091
Money Market Deposit Account — 4.1%(d)		3,505,602
Liabilities in Excess of Other Assets — (34.4)%		(29,422,390)
TOTAL NET ASSETS — 100.0%		$85,565,303

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan as of February 29, 2024. At February 29, 2024, the total market value of these securities was $28,330,468 which represented 33.1% of net assets.

(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.

(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of these financial statements.

30

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS — 99.6%
Air Freight & Logistics — 1.1%
GXO Logistics, Inc.(a)	323	$16,718
United Parcel Service, Inc. - Class B	2,330	345,446
		362,164
Beverages — 0.5%
Boston Beer Co., Inc. - Class A(a)	24	7,395
Monster Beverage Corp.(a)	2,907	171,804
		179,199
Biotechnology — 2.9%
Amgen, Inc.	1,398	382,814
Gilead Sciences, Inc.	4,082	294,312
Neurocrine Biosciences, Inc.(a)	342	44,597
Vertex Pharmaceuticals, Inc.(a)	627	263,804
		985,527
Broadline Retail — 5.5%
Amazon.com, Inc.(a)	10,051	1,776,615
eBay, Inc.	1,514	71,582
Etsy, Inc.(a)	323	23,156
		1,871,353
Capital Markets — 0.4%
Cboe Global Markets, Inc.	279	53,568
Nasdaq, Inc.	1,455	81,771
PJT Partners, Inc. - Class A	68	7,167
		142,506
Chemicals — 1.6%
Balchem Corp.	77	12,104
Ecolab, Inc.	802	180,322
RPM International, Inc.	436	50,293
Sherwin-Williams Co.	922	306,131
		548,850
Commercial Services & Supplies — 1.9%
Cintas Corp.	369	231,957
Copart, Inc.(a)	2,264	120,332

The accompanying notes are an integral part of these financial statements.

31

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Rollins, Inc.	1,392	$61,345
Waste Management, Inc.	1,099	226,009
		639,643
Communications Equipment — 0.7%
Arista Networks, Inc.(a)	824	228,693
Ubiquiti, Inc.	153	17,929
		246,622
Consumer Staples Distribution & Retail — 8.8%
Casey’s General Stores, Inc.	140	42,629
Costco Wholesale Corp.	1,640	1,219,980
Walmart, Inc.	29,976	1,756,893
		3,019,502
Distributors — 0.1%
LKQ Corp.	861	45,022
Electronic Equipment, Instruments & Components — 0.1%
Zebra Technologies Corp. - Class A(a)	129	36,053
Entertainment — 2.5%
Electronic Arts, Inc.	798	111,305
Netflix, Inc.(a)	1,227	739,783
		851,088
Financial Services — 9.4%
Jack Henry & Associates, Inc.	216	37,534
Mastercard, Inc. - Class A	3,140	1,490,746
Visa, Inc. - Class A	5,982	1,690,753
		3,219,033
Food Products — 0.0%(b)
Darling Ingredients, Inc.(a)	381	16,120
Ground Transportation — 1.6%
Old Dominion Freight Line, Inc.	332	146,903
RXO, Inc.(a)	309	6,650
Union Pacific Corp.	1,625	412,246
		565,799

The accompanying notes are an integral part of these financial statements.

32

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS (continued)
Health Care Equipment & Supplies — 2.5%
Becton Dickinson & Co.	756	$178,076
IDEXX Laboratories, Inc.(a)	351	201,906
Insulet Corp.(a)	211	34,604
Intuitive Surgical, Inc.(a)	970	374,031
ResMed, Inc.	436	75,742
		864,359
Health Care Providers & Services — 5.5%
HCA Healthcare, Inc.	920	286,764
McKesson Corp.	365	190,315
UnitedHealth Group, Inc.	2,846	1,404,785
		1,881,864
Health Care Technology — 0.3%
Veeva Systems, Inc. - Class A(a)	433	97,646
Household Durables — 0.2%
Dream Finders Homes, Inc. - Class A(a)	220	8,609
Meritage Homes Corp.	92	14,505
NVR, Inc.(a)	8	61,004
		84,118
Industrial Conglomerates — 0.4%
3M Co.	1,339	123,349
Interactive Media & Services — 11.2%
Alphabet, Inc. - Class C(a)	11,261	1,574,063
Meta Platforms, Inc. - Class A	4,485	2,198,233
Pinterest, Inc. - Class A(a)	1,897	69,620
		3,841,916
IT Services — 1.3%
Cognizant Technology Solutions Corp. - Class A	1,562	123,429
EPAM Systems, Inc.(a)	159	48,400
Gartner, Inc.(a)	264	122,908
GoDaddy, Inc. - Class A(a)	458	52,281
MongoDB, Inc.(a)	199	89,068
		436,086

The accompanying notes are an integral part of these financial statements.

33

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS (continued)
Machinery — 0.0%(b)
Tennant Co.	45	$5,094
Media — 0.4%
New York Times Co. - Class A	487	21,564
Trade Desk, Inc. - Class A(a)	1,297	110,803
		132,367
Pharmaceuticals — 3.6%
Johnson & Johnson	7,624	1,230,361
Professional Services — 0.0%(b)
TaskUS, Inc. - Class A(a)	269	3,586
Upwork, Inc.(a)	341	4,467
		8,053
Semiconductors & Semiconductor Equipment — 13.2%
Broadcom, Inc.	1,264	1,643,819
Cirrus Logic, Inc.(a)	151	13,865
Enphase Energy, Inc.(a)	333	42,294
Impinj, Inc.(a)	77	8,410
Lam Research Corp.	372	349,029
NVIDIA Corp.	3,092	2,446,143
Universal Display Corp.	128	22,326
		4,525,886
Software — 13.8%
Adobe Systems, Inc.(a)	1,683	942,952
Alteryx, Inc. - Class A(a)	186	8,935
Appfolio, Inc. - Class A(a)	94	22,756
Autodesk, Inc.(a)	760	196,209
DocuSign, Inc.(a)	548	29,192
Fair Isaac Corp.(a)	99	125,721
Fortinet, Inc.(a)	2,602	179,824
HubSpot, Inc.(a)	141	87,252
Microsoft Corp.	4,155	1,718,675
Nutanix, Inc. - Class A(a)	933	58,928
Palo Alto Networks, Inc.(a)	933	289,743
Pegasystems, Inc.	278	18,081
ServiceNow, Inc.(a)	657	506,771

The accompanying notes are an integral part of these financial statements.

34

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc.(a)	516	$296,045
Workday, Inc. - Class A(a)	845	248,988
Zuora, Inc. - Class A(a)	381	3,078
		4,733,150
Specialty Retail — 4.5%
Camping World Holdings, Inc. - Class A	125	3,336
Chewy, Inc. - Class A(a)	1,064	18,769
Home Depot, Inc.	3,607	1,372,860
Ulta Beauty, Inc.(a)	143	78,444
Wayfair, Inc. - Class A(a)	333	19,847
Williams-Sonoma, Inc.	159	37,449
Winmark Corp.	16	6,073
		1,536,778
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	7,901	1,428,105
Pure Storage, Inc. - Class A(a)	1,041	54,809
		1,482,914
Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc. - Class B	3,939	409,380
Under Armour, Inc. - Class A(a)	1,401	12,553
		421,933
Trading Companies & Distributors — 0.1%
Watsco, Inc.	126	49,659
TOTAL COMMON STOCKS (Cost $26,825,688)		34,184,014

The accompanying notes are an integral part of these financial statements.

35

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Schedule of Investments (Concluded)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

TOTAL INVESTMENTS — 99.6% (Cost $26,825,688)		$34,184,014
Money Market Deposit Account — 0.3%(c)		107,575
Other Assets in Excess of Liabilities — 0.1%		17,362
TOTAL NET ASSETS — 100.0%		$34,308,951

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of these financial statements.

36

MOTLEY FOOL next index ETF

Schedule of Investments

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS — 99.8%
Aerospace & Defense — 3.9%
AeroVironment, Inc.(a)	418	$52,998
Axon Enterprise, Inc.(a)	1,176	361,467
HEICO Corp.	1,897	366,881
Textron, Inc.	3,077	274,068
		1,055,414
Air Freight & Logistics — 0.4%
GXO Logistics, Inc.(a)	1,870	96,791
Automobile Components — 0.5%
BorgWarner, Inc.	3,693	114,963
Phinia, Inc.	724	24,775
		139,738
Banks — 0.5%
Axos Financial, Inc.(a)	908	47,325
Western Alliance Bancorp	1,706	98,487
		145,812
Beverages — 1.3%
Boston Beer Co., Inc. - Class A(a)	189	58,238
Celsius Holdings, Inc.(a)	3,635	296,689
		354,927
Biotechnology — 4.3%
2seventy bio, Inc.(a)	807	4,196
Alnylam Pharmaceuticals, Inc.(a)	1,969	297,497
AnaptysBio, Inc.(a)	419	10,697
BioMarin Pharmaceutical, Inc.(a)	2,957	255,131
Bluebird Bio, Inc.(a)	1,701	2,364
Editas Medicine, Inc.(a)	1,248	12,555
Emergent BioSolutions, Inc.(a)	784	2,532
Exact Sciences Corp.(a)	2,841	163,443
Exelixis, Inc.(a)	4,886	107,003
Ionis Pharmaceuticals, Inc.(a)	2,245	101,496
Neurocrine Biosciences, Inc.(a)	1,542	201,077
		1,157,991

The accompanying notes are an integral part of these financial statements.

37

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS (continued)
Broadline Retail — 0.5%
Etsy, Inc.(a)	1,880	$134,777
Building Products — 0.6%
Trex Co., Inc.(a)	1,706	156,543
Capital Markets — 4.7%
Affiliated Managers Group, Inc.	532	83,157
Cboe Global Markets, Inc.	1,657	318,143
FactSet Research Systems, Inc.	596	275,698
Houlihan Lokey, Inc.	1,062	136,637
Interactive Brokers Group, Inc. - Class A	1,682	182,867
Jefferies Financial Group, Inc.	3,307	138,299
MarketAxess Holdings, Inc.	595	126,979
PJT Partners, Inc. - Class A	378	39,841
		1,301,621
Chemicals — 1.2%
Balchem Corp.	507	79,695
RPM International, Inc.	2,025	233,584
		313,279
Commercial Services & Supplies — 1.3%
Healthcare Services Group, Inc.(a)	1,176	15,006
Rollins, Inc.	7,604	335,108
		350,114
Communications Equipment — 0.4%
Ubiquiti, Inc.	950	111,321
Construction & Engineering — 0.3%
MasTec, Inc.(a)	1,219	91,986
Consumer Finance — 0.1%
Upstart Holdings, Inc.(a)	1,323	34,067
Consumer Staples Distribution & Retail — 0.7%
Casey’s General Stores, Inc.	582	177,213
Distributors — 0.8%
LKQ Corp.	4,205	219,879

The accompanying notes are an integral part of these financial statements.

38

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS (continued)
Diversified Consumer Services — 0.6%
2U, Inc.(a)	1,116	$503
Chegg, Inc.(a)	1,829	16,351
Duolingo, Inc.(a)	657	157,023
		173,877
Diversified Telecommunication Services — 0.0%(b)
Bandwidth, Inc. - Class A(a)	378	7,764
Electronic Equipment, Instruments & Components — 3.9%
Cognex Corp.	2,706	106,752
Coherent Corp.(a)	2,381	141,622
Corning, Inc.	13,392	431,757
IPG Photonics Corp.(a)	739	63,813
Littelfuse, Inc.	392	93,390
Zebra Technologies Corp. - Class A(a)	806	225,261
		1,062,595
Energy Equipment & Services — 0.2%
Core Laboratories, Inc.	743	11,123
Oceaneering International, Inc.(a)	1,575	31,122
		42,245
Entertainment — 3.3%
Live Nation Entertainment, Inc.(a)	3,583	347,479
Roku, Inc.(a)	2,240	141,523
Skillz, Inc.(a)	315	2,155
Take-Two Interactive Software, Inc.(a)	2,669	392,156
		883,313
Financial Services — 2.7%
Euronet Worldwide, Inc.(a)	726	79,453
Jack Henry & Associates, Inc.	1,143	198,620
Marqeta, Inc. - Class A(a)	8,197	53,526
Toast, Inc. - Class A(a)	8,464	194,672
Walker & Dunlop, Inc.	527	50,265
WEX, Inc.(a)	671	147,439
		723,975

The accompanying notes are an integral part of these financial statements.

39

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS (continued)
Food Products — 1.8%
Darling Ingredients, Inc.(a)	2,508	$106,113
Freshpet, Inc.(a)	758	85,677
McCormick & Co., Inc.	4,224	290,865
		482,655
Ground Transportation — 1.7%
RXO, Inc.(a)	1,838	39,554
U-Haul Holding Co.(a)	2,980	191,852
XPO, Inc.(a)	1,820	218,983
		450,389
Health Care Equipment & Supplies — 2.6%
Globus Medical, Inc. - Class A(a)	2,166	116,942
Inari Medical, Inc.(a)	905	41,739
Insulet Corp.(a)	1,096	179,744
Masimo Corp.(a)	830	106,688
QuidelOrtho Corp.(a)	1,051	47,926
Shockwave Medical, Inc.(a)	579	151,044
STAAR Surgical Co.(a)	756	23,617
TransMedics Group, Inc.(a)	510	41,616
		709,316
Health Care Providers & Services — 1.6%
Fulgent Genetics, Inc.(a)	452	10,197
Guardant Health, Inc.(a)	1,854	35,226
HealthEquity, Inc.(a)	1,342	110,863
Progyny, Inc.(a)	1,474	53,830
Quest Diagnostics, Inc.	1,766	220,556
		430,672
Health Care Technology — 0.6%
Doximity, Inc. - Class A(a)	2,922	82,488
GoodRx Holdings, Inc. - Class A(a)	6,187	48,197
Teladoc, Inc.(a)	2,611	39,374
		170,059

The accompanying notes are an integral part of these financial statements.

40

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — 3.5%
Cava Group, Inc.(a)	1,748	$102,101
Dave & Buster’s Entertainment, Inc.(a)	632	39,020
Hyatt Hotels Corp. - Class A	1,619	248,661
Planet Fitness, Inc. - Class A(a)	1,341	83,209
Sweetgreen, Inc. - Class A(a)	1,720	21,913
Texas Roadhouse, Inc.	1,048	156,540
Vail Resorts, Inc.	596	137,265
Wingstop, Inc.	462	162,185
		950,894
Household Durables — 2.0%
Dream Finders Homes, Inc. - Class A(a)	1,449	56,699
iRobot Corp.(a)	440	5,020
Meritage Homes Corp.	573	90,339
NVR, Inc.(a)	50	381,279
		533,337
Household Products — 0.2%
Spectrum Brands Holdings, Inc.	557	44,794
Industrial REITs — 0.4%
STAG Industrial, Inc.	2,844	105,626
Insurance — 2.0%
Kinsale Capital Group, Inc.	364	187,890
Lemonade, Inc.(a)	1,081	17,555
Markel Group, Inc.(a)	207	308,944
Safety Insurance Group, Inc.	234	19,225
Trupanion, Inc.(a)	640	17,120
		550,734
Interactive Media & Services — 2.1%
Bumble, Inc. - Class A(a)	2,149	24,606
Match Group, Inc.(a)	4,271	153,927
Pinterest, Inc. - Class A(a)	10,592	388,726
		567,259

The accompanying notes are an integral part of these financial statements.

41

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS (continued)
IT Services — 7.6%
Cloudflare, Inc. - Class A(a)	5,270	$519,306
DigitalOcean Holdings, Inc.(a)	1,352	51,268
EPAM Systems, Inc.(a)	907	276,091
Fastly, Inc. - Class A(a)	2,020	28,724
GoDaddy, Inc. - Class A(a)	2,210	252,272
MongoDB, Inc.(a)	1,133	507,108
Okta, Inc.(a)	2,586	277,478
Twilio, Inc. - Class A(a)	2,844	169,474
		2,081,721
Leisure Products — 0.4%
Hasbro, Inc.	2,181	109,682
Life Sciences Tools & Services — 0.7%
Mesa Laboratories, Inc.	83	9,063
Repligen Corp.(a)	876	169,935
		178,998
Machinery — 3.5%
Chart Industries, Inc.(a)	661	94,430
Middleby Corp.(a)	841	127,967
Proto Labs, Inc.(a)	405	14,754
RBC Bearings, Inc.(a)	444	121,137
Tennant Co.	290	32,825
Toro Co.	1,630	150,465
Westinghouse Air Brake Technologies Corp.	2,812	397,308
		938,886
Media — 0.5%
Boston Omaha Corp. - Class A(a)	504	8,271
New York Times Co. - Class A	2,583	114,375
PubMatic, Inc. - Class A(a)	777	16,270
		138,916
Oil, Gas & Consumable Fuels — 0.9%
Clean Energy Fuels Corp.(a)	3,473	10,245
EQT Corp.	6,325	234,974
Vitesse Energy, Inc.	431	9,797
		255,016

The accompanying notes are an integral part of these financial statements.

42

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS (continued)
Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	2,017	$75,416
Hawaiian Holdings, Inc.(a)	756	10,667
		86,083
Pharmaceuticals — 0.9%
Viatris, Inc.	18,844	233,100
Professional Services — 3.7%
Broadridge Financial Solutions, Inc.	1,847	376,011
NV5 Global, Inc.(a)	252	25,631
Paycom Software, Inc.	907	165,428
Robert Half, Inc.	1,638	131,695
SS&C Technologies Holdings, Inc.	3,885	247,708
TaskUS, Inc. - Class A(a)	1,381	18,409
Upwork, Inc.(a)	2,059	26,973
		991,855
Real Estate Management & Development — 0.8%
Redfin Corp.(a)	1,764	12,533
Zillow Group, Inc. - Class C(a)	3,647	204,779
		217,312
Retail REITs — 0.1%
Retail Opportunity Investments Corp.	1,954	25,265
Semiconductors & Semiconductor Equipment — 4.1%
Cirrus Logic, Inc.(a)	848	77,863
Enphase Energy, Inc.(a)	2,137	271,420
First Solar, Inc.(a)	1,677	258,074
Impinj, Inc.(a)	427	46,637
Silicon Laboratories, Inc.(a)	500	68,770
Skyworks Solutions, Inc.	2,511	263,454
Universal Display Corp.	743	129,594
		1,115,812
Software — 15.6%
Alarm.com Holdings, Inc.(a)	786	59,492
Alteryx, Inc. - Class A(a)	1,131	54,333
Appfolio, Inc. - Class A(a)	561	135,812

The accompanying notes are an integral part of these financial statements.

43

MOTLEY FOOL next index ETF

Schedule of Investments (Continued)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS (continued)
Software (continued)
Appian Corp. - Class A(a)	1,152	$40,147
Asana, Inc. - Class A(a)	3,463	68,221
Blackbaud, Inc.(a)	825	57,074
BlackLine, Inc.(a)	966	54,801
Box, Inc. - Class A(a)	2,258	58,234
Braze, Inc. - Class A(a)	1,561	88,821
Confluent, Inc. - Class A(a)	4,725	160,036
DocuSign, Inc.(a)	3,205	170,730
Fair Isaac Corp.(a)	387	491,454
Five9, Inc.(a)	1,134	69,174
HubSpot, Inc.(a)	790	488,860
LivePerson, Inc.(a)	1,187	1,507
Manhattan Associates, Inc.(a)	947	239,904
Nutanix, Inc. - Class A(a)	3,735	235,903
Pegasystems, Inc.	1,315	85,528
Q2 Holdings, Inc.(a)	922	42,624
Samsara, Inc. - Class A(a)	8,452	292,017
Smartsheet, Inc. - Class A(a)	2,141	90,372
Splunk, Inc.(a)	2,646	413,358
Tyler Technologies, Inc.(a)	661	288,950
UiPath, Inc. - Class A(a)	8,892	211,185
Unity Software, Inc.(a)	5,971	175,070
Varonis Systems, Inc.(a)	1,711	86,919
Workiva, Inc.(a)	831	71,566
Zuora, Inc. - Class A(a)	2,194	17,728
		4,249,820
Specialty Retail — 6.9%
Camping World Holdings, Inc. - Class A	710	18,950
CarMax, Inc.(a)	2,494	197,026
Chewy, Inc. - Class A(a)	6,778	119,564
Designer Brands, Inc. - Class A	859	9,071
Five Below, Inc.(a)	866	173,789
GameStop Corp. - Class A(a)	4,795	68,425
RH(a)	286	78,478
Sleep Number Corp.(a)	334	5,518
Stitch Fix, Inc. - Class A(a)	1,616	5,220

The accompanying notes are an integral part of these financial statements.

44

MOTLEY FOOL next index ETF

Schedule of Investments (Concluded)

FEBRUARY 29, 2024 (UNAUDITED)

	Number of Shares	Value (Note 1)

COMMON STOCKS (continued)
Specialty Retail (continued)
Tractor Supply Co.	1,697	$431,581
Ulta Beauty, Inc.(a)	762	418,003
Wayfair, Inc. - Class A(a)	1,843	109,843
Williams-Sonoma, Inc.	1,008	237,414
Winmark Corp.	55	20,875
		1,893,757
Technology Hardware, Storage & Peripherals — 1.0%
Pure Storage, Inc. - Class A(a)	4,959	261,091
Textiles, Apparel & Luxury Goods — 0.8%
Skechers USA, Inc. - Class A(a)	2,420	149,580
Under Armour, Inc. - Class A(a)	6,709	60,113
		209,693
Trading Companies & Distributors — 1.3%
Watsco, Inc.	578	227,802
WESCO International, Inc.	803	120,040
		347,842
TOTAL COMMON STOCKS (Cost $28,077,473)		27,065,826

TOTAL INVESTMENTS — 99.8% (Cost $28,077,473)		27,065,826
Money Market Deposit Account — 0.2%(c)(d)		53,494
Other Assets in Excess of Liabilities — 0.0%(d)		6,896
TOTAL NET ASSETS — 100.0%		$27,126,216

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024 was 5.20%.

(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

45

Motley Fool ETFs

Statements of Assets and Liabilities

FEBRUARY 29, 2024 (UNAUDITED)

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF
ASSETS
Investments in securities of unaffiliated issurers, at value (cost $233,455,865, $116,927,802, $466,341,860 and $75,035,733 respectively)^	$432,926,162	$192,314,078	$740,242,183	$82,082,406
Investments purchased with proceeds from securities lending collateral (cost $36,421,063, $26,482,994, $35,178,725 and $29,399,685 respectively)	36,421,063	26,482,994	35,178,725	29,399,685
Short-term investments, at value (cost $9,133,884, $6,831,431, $316,122 and $3,505,602 respectively)	9,133,884	6,831,431	316,122	3,505,602
Receivables for:
Dividends and tax reclaims	173,399	50,189	561,315	34,860
Capital shares sold	—	—	1,209,718	—
Total assets	478,654,508	225,678,692	777,508,063	115,022,553

LIABILITIES
Payables for:
Securities lending collateral (see Note 7)	36,421,063	26,482,994	35,178,725	29,399,685
Investments purchased	—	—	1,191,669	—
Advisory fees	290,912	130,549	285,206	57,565
Total liabilities	36,711,975	26,613,543	36,655,600	29,457,250
Net assets	$441,942,533	$199,065,149	$740,852,463	$85,565,303

NET ASSETS CONSIST OF:
Par value	$14,994	$7,568	$15,200	$2,775
Paid-in capital	221,358,401	99,712,897	474,738,758	93,201,501
Total distributable earnings/(losses)	220,569,138	99,344,684	266,098,505	(7,638,973)
Net assets	$441,942,533	$199,065,149	$740,852,463	$85,565,303

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	14,993,873	7,567,511	15,200,000	2,775,000
Net asset value, price per share	$29.47	$26.31	$48.74	$30.83

^ Includes market value of securities on loan	$35,685,808	$25,914,548	$34,254,570	$28,330,468

The accompanying notes are an integral part of these financial statements.

46

Motley Fool ETFs

Statements of Assets and Liabilities (concluded)

FEBRUARY 29, 2024 (UNAUDITED)

	Motley Fool Capital Efficiency 100 Index ETF	Motley Fool Next Index ETF
ASSETS
Investments in securities of unaffiliated issurers, at value (cost $26,825,688 and $28,077,473 respectively)^	$34,184,014	$27,065,826
Short-term investments, at value (cost $107,575 and $53,494 respectively)	107,575	53,494
Receivables for:
Dividends and tax reclaims	30,365	17,520
Total assets	34,321,954	27,136,840

LIABILITIES
Payables for:
Advisory fees	13,003	10,624
Total liabilities	13,003	10,624
Net assets	$34,308,951	$27,126,216

NET ASSETS CONSIST OF:
Par value	$1,500	$1,575
Paid-in capital	27,671,982	30,107,472
Total distributable earnings/(losses)	6,635,469	(2,982,831)
Net assets	$34,308,951	$27,126,216

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,500,000	1,575,000
Net asset value, price per share	$22.87	$17.22

^ Includes market value of securities on loan	$26,825,687	$28,077,473

The accompanying notes are an integral part of these financial statements.

47

Motley Fool ETFs

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)

	Motley Fool Global Opportunities ETF	Motley Fool Mid-Cap Growth ETF	Motley Fool 100 Index ETF	Motley Fool Small-Cap Growth ETF
INVESTMENT INCOME
Dividends	$2,371,725	$882,344	$2,551,934	$303,640
Less foreign taxes withheld	(81,336)	—	—	—
Securities lending income	29,888	23,526	14,449	19,673
Total investment income	2,320,277	905,870	2,566,383	323,313

EXPENSES
Advisory fees (Note 3)	1,772,092	798,434	1,520,555	322,685
Total expenses	1,772,092	798,434	1,520,555	322,685
Net investment income/(loss)	548,185	107,436	1,045,828	628

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	27,038,692	21,861,015	(3,275,650)	(10,639,477)
Foreign currency transactions	(568,701)	—	—	—
Redemption in-kind	16,400,562	3,884,333	7,507,478	1,606,897
Net change in unrealized appreciation/(depreciation) on:
Investments	11,426,261	(8,215,243)	100,571,975	13,810,580
Foreign currency transactions	62,201	—	—	—
Net realized and unrealized gain	54,359,015	17,530,105	104,803,803	4,778,000
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,907,200	$17,637,541	$105,849,631	$4,778,628

The accompanying notes are an integral part of these financial statements.

48

Motley Fool ETFs

Statements of Operations (CONCLUDED)

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)

	Motley Fool Capital Efficiency 100 Index ETF	Motley Fool NEXT INDEX ETF
INVESTMENT INCOME
Dividends	$127,741	$85,705
Total investment income	127,741	85,705

EXPENSES
Advisory fees (Note 3)	61,325	65,294
Total expenses	61,325	65,294
Net investment income/(loss)	66,416	20,411

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	460,302	(265,233)
Redemption in-kind	—	64,039
Net change in unrealized appreciation on:
Investments	4,363,474	2,441,545
Net realized and unrealized gain	4,823,776	2,240,351
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,890,192	$2,260,762

The accompanying notes are an integral part of these financial statements.

49

MOTLEY FOOL Global Opportunities ETF
Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2023
OPERATIONS
Net investment income	$548,185	$1,883,189
Net realized gain from investments and foreign currency transactions	42,870,553	20,808,505
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation and assets and liabilities denominated in foreign currencies	11,488,462	21,314,343
Net increase/(decrease) in net assets resulting from operations	54,907,200	44,006,037
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Shares	(23,006,101)	(2,705,256)
Total dividends and distributions to shareholders	(23,006,101)	(2,705,256)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,701,448	1,935,173
Shares redeemed	(27,625,998)	(46,922,013)
Net decrease in net assets from capital share transactions	(19,924,550)	(44,986,840)
Total decrease in net assets	11,976,549	(3,686,059)
NET ASSETS:
Beginning of period	$429,965,984	$433,652,043
End of period	$441,942,533	$429,965,984

SHARES TRANSACTIONS:
Shares sold	275,000	75,000
Shares redeemed	(1,000,000)	(1,875,000)
Net increase/(decrease) in shares outstanding	(725,000)	(1,800,000)

The accompanying notes are an integral part of these financial statements.

50

MOTLEY FOOL Mid-Cap Growth ETF
Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2023
OPERATIONS
Net investment income/(loss)	$107,436	$569,856
Net realized gain from investments and foreign currency transactions	25,745,348	17,160,148
Net change in unrealized depreciation on investments, foreign currency translation, and assets and liabilities denominated in foreign currencies	(8,215,243)	(2,432,722)
Net increase/(decrease) in net assets resulting from operations	17,637,541	15,297,282
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Shares	(4,987,801)	—
Total dividends and distributions to shareholders	(4,987,801)	—
CAPITAL SHARE TRANSACTIONS:
Shares redeemed	(7,930,328)	(29,995,560)
Net decrease in net assets from capital share transactions	(7,930,328)	(29,995,560)
Total decrease in net assets	4,719,412	(14,698,278)
NET ASSETS:
Beginning of period	$194,345,737	$209,044,015
End of period	$199,065,149	$194,345,737

SHARES TRANSACTIONS:
Shares redeemed	(325,000)	(1,325,000)
Net increase/(decrease) in shares outstanding	(325,000)	(1,325,000)

The accompanying notes are an integral part of these financial statements.

51

Motley Fool 100 Index ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,045,828	$1,549,001
Net realized gain from investments	4,231,828	10,767,400
Net change in unrealized appreciation/(depreciation) on investments	100,571,975	78,108,704
Net increase/(decrease) in net assets resulting from operations	105,849,631	90,425,105

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(846,637)	(1,701,998)
Net decrease in net assets from dividends and distributions to shareholders	(846,637)	(1,701,998)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	100,029,528	76,561,270
Shares redeemed	(13,703,023)	(33,030,150)
Net increase/(decrease) in net assets from capital share transactions	86,326,505	43,531,120
Total increase/(decrease) in net assets	191,329,499	132,254,227

NET ASSETS:
Beginning of period	549,522,964	417,268,737
End of period	$740,852,463	$549,522,964

SHARES TRANSACTIONS:
Shares sold	2,300,000	1,950,000
Shares redeemed	(325,000)	(1,000,000)
Net increase/(decrease) in shares outstanding	1,975,000	950,000

The accompanying notes are an integral part of these financial statements.

52

Motley Fool Small-Cap Growth ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$628	$102,230
Net realized gain/(loss) from investments	(9,032,580)	(3,442,931)
Net change in unrealized appreciation/(depreciation) on investments	13,810,580	13,349,768
Net increase/(decrease) in net assets resulting from operations	4,778,628	10,009,067

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(2,037)	(227,522)
Net decrease in net assets from dividends and distributions to shareholders	(2,037)	(227,522)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,776,198	691,953
Shares redeemed	(7,842,678)	(15,668,161)
Net decrease in net assets from capital share transactions	7,933,520	(14,976,208)
Total decrease in net assets	12,710,111	(5,194,663)

NET ASSETS:
Beginning of period	72,855,192	78,049,855
End of period	$85,565,303	$72,855,192

SHARES TRANSACTIONS:
Shares sold	550,000	25,000
Shares redeemed	(275,000)	(625,000)
Net decrease in shares outstanding	275,000	(600,000)

The accompanying notes are an integral part of these financial statements.

53

MOTLEY FOOL CAPITAL EFFICIENCY 100 INDEX ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$66,416	$107,613
Net realized loss from investments	460,302	(527,598)
Net change in unrealized appreciation/(depreciation) on investments	4,363,474	4,912,480
Net increase/(decrease) in net assets resulting from operations	4,890,192	4,492,495

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(109,818)	(76,457)
Net decrease in net assets from dividends and distributions to shareholders	(109,818)	(76,457)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,068,105	474,105
Shares redeemed	—	(3,183,860)
Net increase/(decrease) in net assets from capital share transactions	7,068,105	(2,709,755)
Total increase/(decrease) in net assets	11,848,479	1,706,283

NET ASSETS:
Beginning of period	22,460,472	20,754,189
End of period	$34,308,951	$22,460,472

SHARES TRANSACTIONS:
Shares sold	325,000	25,000
Shares redeemed	—	(200,000)
Net increase/(decrease) in shares outstanding	325,000	(175,000)

The accompanying notes are an integral part of these financial statements.

54

MOTLEY FOOL NEXT INDEX ETF

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$20,411	$44,071
Net realized loss from investments	(201,194)	(1,362,880)
Net change in unrealized appreciation/(depreciation) on investments	2,441,545	2,748,952
Net increase/(decrease) in net assets resulting from operations	2,260,762	1,430,143

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributable earnings	(46,367)	(64,299)
Net decrease in net assets from dividends and distributions to shareholders	(46,367)	(64,299)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	420,680	—
Shares redeemed	(4,691,410)	(4,861,270)
Net increase/(decrease) in net assets from capital share transactions	(4,270,730)	(4,861,270)
Total increase/(decrease) in net assets	(2,056,335)	(3,495,426)

NET ASSETS:
Beginning of period	29,182,551	32,677,977
End of period	$27,126,216	$29,182,551

SHARES TRANSACTIONS:
Shares sold	25,000	—
Shares redeemed	(300,000)	(325,000)
Net increase/(decrease) in shares outstanding	(275,000)	(325,000)

The accompanying notes are an integral part of these financial statements.

55

MOTLEY FOOL Global Opportunities ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2024		YEARS ENDED AUGUST 31,
	(UNAUDITED)		2023	2022	2021	2020	2019
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$27.35		$24.75	$37.03	$30.17	$25.09	$25.97
Net investment income/(loss)(1)	0.04		0.11	0.30	(0.05)	— *	0.05
Net realized and unrealized gain/(loss) from investments	3.58		2.65	(10.00)	9.03	6.21	0.80
Net increase/(decrease) in net assets resulting from operations	3.62		2.76	(9.70)	8.98	6.21	0.85
Dividends and distributions to shareholders from:
Net investment income	(0.10)		(0.06)	(0.77)	—	(0.04)	—
Net realized capital gains	(1.40)		(0.10)	(1.81)	(2.12)	(1.09)	(1.73)
Total dividends and distributions to shareholders	(1.50)		(0.16)	(2.58)	(2.12)	(1.13)	(1.73)
Net asset value, end of period	$29.47		$27.35	$24.75	$37.03	$30.17	$25.09
Market value, end of period	$29.44		$27.32	$24.74	$—	$—	$—
Total investment return/(loss) on net asset value(2)	13.70	%(4)	11.24%	(27.61)%	30.86%	25.64%	4.94%
Total investment return/(loss) on market value(3)	13.69%		11.19%	(27.65)%	—%	—%	—%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$441,943		$429,966	$433,652	$181,509	$122,406	$92,760
Ratio of expenses to average net assets	0.85	%(5)	0.85%	0.87%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.85	%(5)	0.85%	0.88%	0.98%	1.00%	0.99%
Ratio of net investment income/(loss) to average net assets	0.26	%(5)	0.45%	1.08%	(0.16)%	(0.01)%	0.19%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.26	%(5)	0.45%	1.07%	(0.19)%	(0.06)%	0.15%
Portfolio turnover rate	17	%(4)	4%	14%	12%	10%	11%

*	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

56

MOTLEY FOOL Mid-Cap Growth ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 29, 2024		YEARS ENDED AUGUST 31,
	(UNAUDITED)		2023	2022	2021	2020	2019
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.62		$22.68	$33.20	$29.79	$24.48	$27.50
Net investment income/(loss)(1)	0.01		0.07	(0.04)	(0.09)	(0.02)	0.02
Net realized and unrealized gain/(loss) from investments	2.32		1.87	(8.38)	6.90	6.79	(1.88)
Net increase/(decrease) in net assets resulting from operations	2.33		1.94	(8.42)	6.81	6.77	(1.86)
Dividends and distributions to shareholders from:
Net investment income	(0.06)		—	—	—	—	—
Net realized capital gains	(0.58)		—	(2.10)	(3.40)	(1.46)	(1.16)
Total dividends and distributions to shareholders	(0.64)		—	(2.10)	(3.40)	(1.46)	(1.16)
Net asset value, end of period	$26.31		$24.62	$22.68	$33.20	$29.79	$24.48
Market value, end of period	$26.33		$24.58	$22.62	$—	$—	$—
Total investment return/(loss) on net asset value(2)	9.63	%(4)	8.58%	(26.66)%	24.38%	28.77%	(5.97)%
Total investment return/(loss) on market value(3)	9.88%		8.65%	(26.84)%	—%	—%	—%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$199,065		$194,346	$209,044	$54,460	$39,488	$29,205
Ratio of expenses to average net assets	0.85	%(5)	0.85%	0.90%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.85	%(5)	0.85%	0.88%	0.98%	1.00%	0.98%
Ratio of net investment income/(loss) to average net assets	0.11	%(5)	0.29%	(0.17)%	(0.30)%	(0.06)%	0.10%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	0.11	%(5)	0.29%	(0.15)%	(0.33)%	(0.11)%	0.07%
Portfolio turnover rate	18	%(4)	18%	2%	15%	14%	4%

*	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

57

Motley Fool 100 Index ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 29, 2024		YEARS ENDED AUGUST 31,
	(UNAUDITED)		2023	2022	2021	2020	2019
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$41.55		$33.99	$42.16	$33.67	$22.46	$22.10
Net investment income/(loss)(1)	0.07		0.13	0.08	0.05	0.11	0.15
Net realized and unrealized gain/(loss) from investments	7.18		7.57	(8.15)	8.59	11.23	0.32
Net increase/(decrease) in net assets resulting from operations	7.25		7.70	(8.07)	8.64	11.34	0.47
Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.14)	(0.02)	(0.10)	(0.13)	(0.11)
Net realized capital gains	—		—	(0.08)	(0.05)	—	—
Total dividends and distributions to shareholders	(0.06)		(0.14)	(0.10)	(0.15)	(0.13)	(0.11)
Net asset value, end of period	$48.74		$41.55	$33.99	$42.16	$33.67	$22.46
Market value, end of period	$48.78		$41.53	$34.00	$42.20	$33.66	$22.42
Total investment return/(loss) on net asset value(2)	17.46	%(4)	22.71%	(19.18)%	25.74%	50.67%	2.27%
Total investment return/(loss) on market price(3)	17.62%		22.63%	(19.24)%	25.91%	50.89%	1.93%
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$740,852		$549,523	$417,269	$528,011	$337,547	$185,871
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income/(loss) to average net assets	0.34	%(5)	0.37%	0.20%	0.15%	0.43%	0.69%
Portfolio turnover rate	5	%(4)	6%	15%	23%	26%	26%

(1)	Per share data calculated using average shares outstanding method.

(2)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

58

MOTLEY FOOL Small-Cap Growth ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss) return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 29, 2024		YEARS ENDED AUGUST 31,				FOR THE PERIOD ENDED AUGUST 31,
	(UNAUDITED)		2023	2022	2021	2020	2019(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$29.14		$25.18	$40.73	$32.59	$23.33	$20.00
Net investment income/(loss)(2)	—		0.04	(0.15)	(0.19)	(0.07)	—	*
Net realized and unrealized gain/(loss) from investments	1.69		4.00	(14.53)	10.48	9.67	3.33
Net increase/(decrease) in net assets resulting from operations	1.69		4.04	(14.68)	10.29	9.60	3.33
Dividends and distributions to shareholders from:
Net realized capital gains	—		(0.08)	(0.87)	(2.15)	(0.34)	—
Total dividends and distributions to shareholders	—		(0.08)	(0.87)	(2.15)	(0.34)	—
Net asset value, end of period	$30.83		$29.14	$25.18	$40.73	$32.59	$23.33
Market value, end of period	$30.86		$29.17	$25.18	$40.74	$32.68	$23.34
Total investment return/(loss) on net asset value(3)	5.80	%(5)	16.13%	(36.66)%	32.00%	41.58%	16.65	%(5)
Total investment return/(loss) on market price(4)	5.81%		16.21%	(36.65)%	31.54%	41.88%	16.69	%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$85,565		$72,855	$78,050	$189,382	$106,745	$71,153
Ratio of expenses to average net assets	0.85	%(6)	0.85%	0.85%	0.85%	0.85%	0.85	%(6)
Ratio of net investment income/(loss) to average net assets	0.00	%(6)	0.15%	(0.46)%	(0.51)%	(0.29)%	(0.01	)%(6)
Portfolio turnover rate	17	%(5)	62%	11%	21%	27%	21	%(5)

*	Amount represents less than $0.005 per share.

(1)	Inception date of the Fund was October 29, 2018.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

59

Motley Fool CAPITAL EFFICIENCY 100 INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss) return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 29, 2024		For the year Ended august 31,	For the Period Ended august 31,
	(UNAUDITED)		2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$19.12		$15.37	$20.00
Net investment income/(loss)(2)	0.05		0.09	0.05
Net realized and unrealized gain/(loss) from investments	3.79		3.72	(4.68)
Net increase/(decrease) in net assets resulting from operations	3.84		3.81	(4.63)
Dividends and distributions to shareholders from:
Net realized capital gains	(0.09)		(0.06)	—
Total dividends and distributions to shareholders	(0.09)		(0.06)	—
Net asset value, end of period	$22.87		$19.12	$15.37
Market value, end of period	$22.96		$19.15	$15.38
Total investment return/(loss) on net asset value(3)	20.20	%(5)	24.81%	(23.13	)%(5)
Total investment return/(loss) on market price(4)	20.44%		24.99%	(23.09	)%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$34,309		$22,460	$20,754
Ratio of expenses to average net assets	0.50	%(6)	0.50%	0.50	%(6)
Ratio of net investment income/(loss) to average net assets	0.54	%(6)	0.53%	0.50	%(6)
Portfolio turnover rate	16	%(5)	25%	17	%(5)

(1)	Inception date of the Fund was December 30, 2021.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

60

MOTLEY FOOL NEXT INDEX ETF

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss) return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the SIX MONTHS ENDED FEBRUARY 29, 2024		For the year Ended august 31,	For the period Ended august 31,
	(UNAUDITED)		2023	2022(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$15.77		$15.02	$20.00
Net investment income/(loss)(2)	0.01		0.02	0.03
Net realized and unrealized gain/(loss) from investments	1.47		0.76	(5.01)
Net increase/(decrease) in net assets resulting from operations	1.48		0.78	(4.98)
Dividends and distributions to shareholders from:
Net realized capital gains	(0.03)		(0.03)	—
Total dividends and distributions to shareholders	(0.03)		(0.03)	—
Net asset value, end of period	$17.22		$15.77	$15.02
Market value, end of period	$17.20		$15.78	$15.01
Total investment return/(loss) on net asset value(3)	9.37	%(5)	5.21%	(24.88	)%(5)
Total investment return/(loss) on market price(4)	9.18%		5.39%	(24.97	)%(5)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$27,126		$29,183	$32,678
Ratio of expenses to average net assets	0.50	%(6)	0.50%	0.50	%(6)
Ratio of net investment income/(loss) to average net assets	0.16	%(6)	0.15%	0.26	%(6)
Portfolio turnover rate	9	%(5)	27%	11	%(5)

(1)	Inception date of the Fund was December 30, 2021.

(2)	Per share data calculated using average shares outstanding method.

(3)

Total investment return/(loss) on net asset value is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)

Total investment return/(loss) on market price is calculated assuming an initial investment made at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period and redemption at market price on the last day of the period.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

61

Motley Fool Asset Management ETFs

Notes to Financial Statements

FEBRUARY 29, 2024 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the Motley Fool Global Opportunities ETF (“Global Opportunities Fund”), the Motley Fool Mid-Cap Growth ETF (“Mid-Cap Growth Fund”), the Motley Fool 100 Index ETF (the “Fool 100 Fund”), the Motley Fool Small-Cap Growth ETF (“Small-Cap Growth Fund”), the Motley Fool Capital Efficiency 100 Index ETF (“Capital Efficiency Fund”) and the Motley Fool Next Index ETF (“Next Fund”) (each a “Fund” and together the “Funds”). The Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund, Small-Cap Growth Fund, Capital Efficiency Fund and Next Fund commenced investment operations on June 17, 2014, June 17, 2014, January 29, 2018, October 29, 2018, December 30, 2021 and December 30, 2021, respectively.

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of each Fund is to achieve long-term capital appreciation. The Global Opportunities Fund pursues its objective by investing primarily in common stocks of United States companies and of companies that are organized under the laws of other countries around the world. The Mid-Cap Growth Fund pursues its objective by investing primarily in common stocks of companies that are organized in the United States and that are engaged in a broad range of industries.

The investment objective of the Fool 100 Fund is to achieve investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (the “Fool 100 Index”). The Fool 100 Index was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of Motley Fool Asset Management, LLC (the “Adviser”), in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters or the highest-rated stocks in Fool IQ, the company’s analyst opinion database. Every company include in the Fool 100 Index is incorporated and listed in the U.S. The investment objective of the Small-Cap Growth Fund is to achieve long-term capital appreciation.

The investment objective of the Capital Efficiency Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Capital Efficiency 100 Index (the “Capital Efficiency 100 Index”). The Capital Efficiency 100 Index was developed by The Motley Fool in 2021 and is a proprietary, rules-based index designed to track the performance of the highest scoring stocks of U.S. companies, measured by a company’s capital efficiency, that have been recommended by The Motley Fool’s analysts and newsletters, and that also meet certain liquidity requirements. Capital efficiency is a measure of how a business turns its investments into revenue and profit and it provides insight into the company’s return on invested capital. Every company included in the Capital Efficiency 100 Index is incorporated and listed in the U.S. The investment objective of the Next Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool Next Index (the “Next Index”). The Next Index was developed by The Motley Fool in 2021 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters. Every company included in the Next Index is incorporated and listed in the U.S.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 29, 2024, and the period covered by these Notes to Financial Statements is the six months ended February 29, 2024 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions

62

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Motley Fool Asset Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

63

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

GLOBAL OPPORTUNITIES FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks
Argentina	$10,064,748	$—	$—	$10,064,748
Australia	8,796,890	—	—	8,796,890
Canada	46,774,658	—	—	46,774,658
China	7,519,346	—	—	7,519,346
France	3,316,242	—	—	3,316,242
Georgia	15,615,251	—	—	15,615,251
Germany	8,210,789	—	—	8,210,789
India	5,823,689	—	—	5,823,689
Ireland	27,061,241	—	—	27,061,241
Japan	8,348,677	—	—	8,348,677
Kenya	360,544	—	—	360,544
Netherlands	11,923,187	—	—	11,923,187
Philippines	16,024,691	—	—	16,024,691
Spain	12,988,151	—	—	12,988,151
Taiwan	13,973,047	—	—	13,973,047
United Arab Emirates	—	—	—	—
United Kingdom	21,239,220	—	—	21,239,220
United States	214,885,791	—	—	214,885,791
Common Stocks - Total	$432,926,162	$—	$—	$432,926,162
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	36,421,063
Total Assets	$432,926,162	$—	$—	$469,347,225

MID-CAP GROWTH FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$192,314,078	$—	$—	$192,314,078
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	26,482,994
Total Assets	$192,314,078	$—	$—	$218,797,072

64

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

FOOL 100 FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$740,220,856	$—	$—	$740,220,856
Rights	—	—	21,327	21,327
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	35,178,725
Total Assets	$740,220,856	$—	$21,327	$775,420,908

SMALL-CAP GROWTH FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$82,082,406	$—	$—	$82,082,406
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	29,399,685
Total Assets	$82,082,406	$—	$—	$111,482,091

CAPITAL EFFICIENCY FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$34,184,014	$—	$—	$34,184,014
Total Assets	$34,184,014	$—	$—	$34,184,014

NEXT FUND

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Common Stocks	$27,065,826	$—	$—	$27,065,826
Total Assets	$27,065,826	$—	$—	$27,065,826

Refer to the Schedule of Investments for industry classifications.

(a)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

65

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 transfers.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of each Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on the ex dividend date. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Funds’ intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

66

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

2. Investment Policies and Practices

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

TYPES OF FIXED-INCOME SECURITIES — Each Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by S&P Global Ratings (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent.

FOREIGN SECURITIES — The Global Opportunities Fund and the Mid-Cap Growth Fund may invest in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks,

67

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

PARTICIPATORY NOTES — A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

68

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for US. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. INVESTMENT adviser and other services

Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of each Fund in accordance with the Fund’s respective investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of the Investment Advisory Agreements between the Adviser and the Company on behalf of each Fund. The Adviser is a wholly-owned subsidiary of Motley Fool Investment Management, LLC, which is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders. Each Fund compensates the Adviser with a unitary management fee for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown on the following table. From the Advisory Fee, the Adviser pays most of the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

FUND	ADVISORY FEE
Global Opportunities Fund	0.85%
Mid-Cap Growth Fund	0.85%
Fool 100 Fund	0.50%
Small-Cap Growth Fund	0.85%
Capital Efficiency Fund	0.50%
Next Fund	0.50%

69

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	GROSS ADVISORY FEES	RECOUPMENT/ WAIVERS	NET ADVISORY FEES
Global Opportunities Fund	$1,772,092	$—	$1,772,092
Mid-Cap Growth Fund	798,434	—	798,434
Fool 100 Fund	1,520,555	—	1,520,555
Small-Cap Growth Fund	322,685	—	322,685
Capital Efficiency Fund	61,325	—	61,325
Next Fund	65,294	—	65,294

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC (“Foreside”) serves as the principal underwriter and distributor of the Global Opportunities Fund’s shares and Mid-Cap Growth Fund’s shares pursuant to a Distribution Agreement with RBB.

Quasar Distributors, LLC (“Quasar”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fool 100 Fund’s shares, Small-Cap Growth Fund’s shares, Capital Efficiency Fund’s shares and Next Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates Fund Services and the Custodian for its services provided.

DIRECTOR AND OFFICER COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. During the current fiscal period, director and officer fees charged to the Funds were paid by the Adviser out of each Fund’s unitary fee.

REDEMPTION FEE — Prior to January 1, 2018, the Global Opportunities Fund and Mid-Cap Growth Fund imposed a redemption fee of 2.00% on redemptions/exchanges of Fund shares held less than 90 days. The redemption fee was calculated as a percentage of the net asset value of the total redemption proceeds and was retained by the Funds and accounted for as additional paid-in capital. Effective January 1, 2018, the Funds have eliminated their redemption fees. Please see the Funds’ prospectus for more information.

TRANSACTIONS WITH AFFILIATES — Advisers to investment companies, including the Motley Fool Asset Management Funds, are permitted under 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 Act.

During the current fiscal period, the Funds did not engage in any security transactions with affiliates.

70

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$72,035,468	$88,354,363
Mid-Cap Growth Fund	33,161,292	42,985,560
Fool 100 Fund	33,245,114	31,090,737
Small-Cap Growth Fund	15,037,989	12,288,905
Capital Efficiency Fund	4,176,072	4,013,162
Next Fund	2,414,511	2,641,906

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$7,428,580	$29,586,999
Mid-Cap Growth Fund	—	7,725,826
Fool 100 Fund	98,509,462	13,472,810
Small-Cap Growth Fund	14,527,952	7,276,036
Capital Efficiency Fund	6,890,592	—
Next Fund	404,519	4,504,135

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2023, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Opportunities Fund	$279,823,206	$206,932,202	$(18,950,252)	$187,981,950
Mid-Cap Growth Fund	135,989,188	85,588,354	(1,986,836)	83,601,518
Fool 100 Fund	395,327,867	191,011,765	(21,530,729)	169,481,036
Small-Cap Growth Fund	112,120,856	10,100,483	(16,866,726)	(6,766,243)
Capital Efficiency Fund	19,675,861	3,538,922	(766,447)	2,772,475
Next Fund	32,632,634	2,455,806	(5,923,812)	(3,468,006)

71

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2023, primarily attributable to foreign currency transactions and in-kind redemptions gains, were reclassified among the following accounts:

FUND	DISTRIBUTABLE EARNINGS/(LOSS)	PAID-IN CAPITAL
Global Opportunities Fund	$(19,636,237)	$19,636,237
Mid-Cap Growth Fund	(14,039,117)	14,039,117
Fool 100 Fund	(13,150,419)	13,150,419
Small-Cap Growth Fund	(734,694)	734,694
Capital Efficiency Fund	(384,723)	384,723
Next Fund	(161,997)	161,997

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL Loss Carryover	Post October Losses and Qualified Late- Year losses	UNREALIZED APPRECIATION/ (DEPRECIATION)	Total
Global Opportunities Fund	$686,089	$—	$—	$—	$187,981,950	$188,668,039
Mid-Cap Growth Fund	486,537	2,606,889	—	—	83,601,518	86,694,944
Fool 100 Fund	829,826	—	(9,215,351)	—	169,481,036	161,095,511
Small-Cap Growth Fund	—	—	—	(5,649,321)	(6,766,243)	(12,415,564)
Capital Efficiency Fund	73,939	—	(991,319)	—	2,772,475	1,855,095
Next Fund	30,724	—	(1,759,944)	—	(3,468,006)	(5,197,226)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2023 was as follows:

FUND	Tax year	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL
Global Opportunities Fund	2023	$1,203,987	$1,501,269	$2,705,256
Mid-Cap Growth Fund	2023	—	—	—
Fool 100 Fund	2023	1,701,998	—	1,701,998
Small-Cap Growth Fund	2023	—	227,522	227,522
Capital Efficiency Fund	2023	76,457	—	76,457
Next Fund	2023	64,299	—	64,299

72

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2023 any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2023 The Small-Cap Growth Fund deferred $5,649,321 post October loss which will be treated as arising on the first business day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2023, the Fool 100 Fund had $7,834,523 of short-term capital loss carryforwards and $1,380,828 of long-term capital loss carryforwards, the Capital Efficiency Fund had $882,875 of short-term capital loss carryforwards and $108,444 of long-term capital loss carryforwards, and the Next Fund had $1,438,883 of short-term capital loss carryforwards and $322,061 of long-term capital loss carryforwards..

6. SHARE TRANSACTIONS

Shares of the Global Opportunities Fund, Mid-Cap Growth Fund, Fool 100 Fund and Small-Cap Growth Fund are listed and trade on the Cboe BZX Exchange, Inc. Shares of the Capital Efficiency Fund and Next Fund are listed and trade on the NYSE, Arca, Inc. Market prices for the shares may be different from their NAV. Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of each Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from each Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the cash transactions. Variable fees received by each Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of each Fund have equal rights and privileges.

7. SECURITIES LENDING

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. When the collateral falls below specified amounts, the Funds’ lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Investments purchased with proceeds from securities lending are overnight and continuous. Securities lending will expose the Funds to the risk of loss should a

73

Motley Fool Asset Management ETFs

Notes to Financial Statements (continued)

FEBRUARY 29, 2024 (UNAUDITED)

borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and cash collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

FUND	MARKET VALUE OF SECURITIES LOANED	MARKET VALUE OF COLLATERAL	INCOME RECEIVED FROM SECURITIES LENDING
Global Opportunities Fund	$35,685,808	$36,421,063	$29,888
Mid-Cap Growth Fund	25,914,548	26,482,994	23,526
Fool 100 Fund	34,254,570	35,178,725	14,449
Small-Cap Growth Fund	28,330,468	29,399,685	19,673

Securities lending transactions are entered into by the Funds’ securities lending agent on behalf of the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds’ securities lending agent on behalf of the Funds under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable on behalf of the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
FUND	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS[1]	CASH COLLATERAL RECEIVED	NET AMOUNT[2]
Global Opportunities Fund	$35,685,808	$—	$35,685,808	$(35,685,808)	$—	$—
Mid-Cap Growth Fund	25,914,548	—	25,914,548	(25,914,548)	—	—
Fool 100 Fund	34,254,570	—	34,254,570	(34,254,570)	—	—
Small-Cap Growth Fund	28,330,468	—	28,330,468	(28,330,468)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statements of Assets and Liabilities. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

8. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements

74

Motley Fool Asset Management ETFs

Notes to Financial Statements (Concluded)

FEBRUARY 29, 2024 (UNAUDITED)

for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Funds will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Funds will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate (LIBOR)and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

75

Motley Fool Asset Management ETFs

Notice to Shareholders

(Unaudited)

Information on Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

Frequency Distributions of Premiums and Discounts

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.fooletfs.com.

76

Investment Adviser

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

Administrator and Transfer Agent

U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
Two Liberty Place
50 S 16th St. Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

77

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Optima Strategic Credit Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 29, 2024

(Unaudited)

Optima Strategic Credit Fund

Performance Data	1
Fund Expense Example	2
Portfolio Holdings Summary Table	3
Schedule of Investments	4
Credit Default Swap	5
Statement of Assets And Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes To Financial Statements	10
Other Information	18

Optima Strategic Credit Fund

Performance Data

February 29, 2024 (Unaudited)

Average Annual Total Returns for the Periods Ended February 29, 2024
	Six Months*	One Year	Since Inception(1)
Optima Strategic Credit Fund	3.54%	3.70%	1.16%
iBoxx USD Liquid High Yield Index(2)(3)(4)	5.93%	10.10%	0.36%
Markit CDX North America High Yield Index(2)(4)	8.26%	14.57%	7.36%

Net Expense Ratio(5) 1.61%
Gross Expense Ratio(6) 1.61%

*	Not annualized.

(1)	Inception date of the Founders Class Shares of the Fund was December 29, 2021.

(2)	Benchmark performance is from inception date of the Class only and is not the inception date of the benchmark itself.

(3)

The iBoxx USD Liquid High Yield Index seeks to accurately and objectively replicate the USD High Yield Corporate Bond Market by utilizing multi-source independent pricing and quality tested reference data. The index consists of liquid USD high yield bonds and is subject to monthly rebalancing and daily total return calculations to maintain a high quality rendering of bond market performance. The index is market-value weighted with an issuer cap of 3%.

(4)

Beginning on February 28, 2023, the Fund has opted to change its primary index from the iBoxx USD Liquid High Yield Index to the Markit CDX North America High Yield Index (the “HY Index”). The HY Index is composed of one hundred (100) liquid North American entities with high yield credit ratings that trade in the credit default swaps market.

(5)

The expense ratios of the Fund are set forth according to the Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratios. Net expense ratio reflects contractual fee waivers through December 31, 2024.

(6)	The gross expense ratio of the Fund as of the most recent prospectus.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes) to 1.25% of the Fund’s average daily net assets attributable to Founders Class Shares. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Financial Highlights for current figures.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of investments will fluctuate so that shares, when redeemed or sold, may be worth more or less than their original cost.

1

Optima Strategic Credit Fund

Fund Expense Example

February 29, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Founders Class Shares
	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual	$ 1,000.00	$ 1,035.40	$ 6.33	1.25%	3.54%
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,024.86	$ 6.29	1.25%	N/A

*

Expenses are equal to the Fund’s annualized expense ratio for the period September 1, 2023 to February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 days to reflect the one half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund.

2

Optima Strategic Credit Fund

Portfolio Holdings Summary Table

February 29, 2024 (Unaudited)

The following table presents a summary of the portfolio holdings of the Fund:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS
Money Market Funds	28.2%	$5,727,361
U.S. Treasury Bills	58.8	11,932,978
Money Market Deposit Accounts	1.2	250,000
OTHER ASSETS IN EXCESS OF LIABILITIES	11.8	2,403,742
NET ASSETS	100.0%	$20,314,081

Portfolio holdings are subject to change at any time.

Refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the financial statements.
3

Optima Strategic Credit Fund

Schedule of Investments

as of February 29, 2024 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 87.0%
Money Market Funds — 28.2%
First American Treasury Obligations Fund - Class X, 5.25%(a)	5,727,361	$5,727,361

	PAR
U.S. Treasury Bills — 58.8%
5.47%, 04/04/2024(b)	5,000,000	4,975,060
5.47%, 04/11/2024(b)(c)	7,000,000	6,957,918
		11,932,978
TOTAL SHORT-TERM INVESTMENTS (Cost $17,659,755)		17,660,339

TOTAL INVESTMENTS — 87.0% (Cost $17,659,755)		$17,660,339
Money Market Deposit Account — 1.2%(d)		250,000
Other Assets in Excess of Liabilities — 11.8%		2,403,742
TOTAL NET ASSETS — 100.0%		$20,314,081

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day effective yield as of February 29, 2024.

(b)	The rate shown is the effective yield.

(c)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of February 29, 2024, is $6,957,887.

(d)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of February 29, 2024, was 5.20%.

The accompanying notes are an integral part of the financial statements.
4

Optima Strategic Credit Fund

Credit Default Swap

February 29, 2024 (Unaudited)

Reference Entity	Fixed Annual Rate	Buy/ Sell Protection	Payment Frequency	Counter party	Maturity Date	Notional AMOUNT	Upfront payments (receipts)	Unrealized Appreciation (Depreciation)	Value
MARKIT CDX.North American High Yield (Series #41)	5.00%	Sell	Paid	Wells Fargo	12/20/2028	$8,910,000	$464,578	$181,401	$645,979
MARKIT CDX.North America High Yield (Series #41)	5.00%	Sell	Paid	J.P. Morgan Securities, Inc.	12/20/2028	9,900,000	504,647	213,107	717,754
							$969,225	$394,508	$1,363,733

The accompanying notes are an integral part of the financial statements.
5

Optima Strategic Credit Fund

Statement of Assets And Liabilities

February 29, 2024 (Unaudited)

ASSETS
Short-term investments, at value (cost $17,659,755)	$17,660,339
Cash and cash equivalents	347,173
Deposit at broker for swap contracts	2,303,220
Receivables for:
Interest	34,057
Variation margin on centrally cleared swaps	199
Capital shares sold	20,000
Prepaid expenses and other assets	10,072
Total assets	20,375,060

LIABILITIES
Payables for:
Broker fees	16,000
Audit expenses	15,632
Transfer agent fees	14,995
Administration and accounting services fees	8,111
Advisory fees	3,692
Custodian fees	528
Printing and shareholder reporting fees	126
Other accrued expenses and liabilities	1,895
Total liabilities	60,979
Net assets	20,314,081

NET ASSETS CONSIST OF:
Par value	$2,097
Paid-in capital	21,685,124
Total distributable earnings/(losses)	$(1,373,140)
Net assets	$20,314,081

FOUNDERS CLASS SHARES:
Net assets	$20,314,081
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,096,713
Net asset value, offering and redemption price per share	$9.69

The accompanying notes are an integral part of the financial statements.
6

Optima Strategic Credit Fund

Statement of Operations

For the Period Ended February 29, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$775,516
Broker interest income	58,686
Total investment income	834,202
EXPENSES
Broker expenses	116,500
Advisory fees (Note 2)	79,005
Broker interest expense	46,710
Transfer agent fees (Note 2)	33,305
Administration and accounting services fees (Note 2)	19,683
Registration and filing fees	11,769
Audit fees and tax services	11,290
Officer fees	9,118
Director fees	6,515
Legal fees	3,503
Printing and shareholder reporting fees	1,641
Custodian fees (Note 2)	381
Other expenses	4,804
Total expenses before waivers and/or reimbursements	344,224
Waivers and reimbursements (Note 2)	(12,493)
Net expenses after waivers and/or reimbursements	331,731
Net investment income/(loss)	502,471
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Short-term investments	(1,476)
Swap contracts	23,532
Net change in unrealized appreciation/(depreciation) from:
Short-term investments	14,654
Swap contracts	394,508
Net realized and unrealized gain/(loss) from investments	431,218
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$933,689

The accompanying notes are an integral part of the financial statements.
7

Optima Strategic Credit Fund

Statements of Changes in Net Assets

	For the Period Ended February 29, 2024 (Unaudited)	For the Year Ended August 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$502,471	$957,345
Net realized gain/(loss) from investments and swap contracts	22,056	(1,108,197)
Net change in unrealized appreciation/(depreciation) on investments	409,162	172,530
Net increase/(decrease) in net assets resulting from operations	933,689	21,678
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(1,538,074)	(606,258)
Net decrease in net assets from dividends and distributions to shareholders	(1,538,074)	(606,258)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,618,998	11,485,654
Proceeds from reinvestment of distributions	1,538,074	606,258
Shares redeemed	(29,605,757)	(5,242,501)
Net increase/(decrease) in net assets from capital share transactions	(26,448,685)	6,849,411
Total increase/(decrease) in net assets	(27,053,070)	6,264,831
NET ASSETS:
Beginning of period	47,367,151	41,102,320
End of period	$20,314,081	$47,367,151
SHARE TRANSACTIONS:
Shares sold	168,585	1,162,982
Shares reinvested	161,444	61,989
Shares redeemed	(3,077,763)	(534,927)
Net increase/(decrease) in shares outstanding	(2,747,734)	690,044

The accompanying notes are an integral part of the financial statements.
8

Optima Strategic Credit Fund

Financial Highlights

Contained below is per share operating performance data for Founders Class outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six-Months Ended February 29, 2024 (Unaudited)		For the Year Ended August 31, 2023	For the Period December 29, 2021(1) to August 31, 2022
Per Share Operating Performance
Net asset value, beginning of period	$9.78		$9.89	$10.00
Net investment income/(loss)(2)	0.15		0.19	—
Net realized and unrealized gain/(loss) from investments	0.18		(0.18)	(0.11)
Net increase/(decrease) in net assets resulting from operations	0.33		0.01	(0.11)
Total dividends and distributions to shareholders	(0.42)		(0.12)	—
Net asset value, end of period	$9.69		$9.78	$9.89
Total investment return/(loss)(3)	3.54	%(4)	0.12%	(1.10	)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,314		$47,367	$41,102
Ratio of expenses to average net assets with waivers and/or reimbursements	2.47	%(5)	1.61%	1.48	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements	2.55	%(5)	1.61%	1.94	%(5)
Ratio of expenses to average net assets with waivers and/or reimbursements (excluding broker expenses)	1.07	%(5)	1.18%	1.25	%(5)
Ratio of expenses to average net assets without waivers and/or reimbursements (excluding broker expenses)	1.15	%(5)	1.18%	1.71	%(5)
Ratio of net investment income/(loss) to average net assets	3.18	%(5)	1.94%	0.03	%(5)
Portfolio turnover rate	0	%(4)	0%	0	%(4)

(1)	Inception date of the Founders Class Shares of the Fund was December 29, 2021.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.
9

Optima Strategic Credit Fund

Notes To Financial Statements

February 29, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the Optima Strategic Credit Fund (the “Fund”), which commenced investment operations on December 29, 2021. The Fund is authorized to offer two classes of shares, Founders Class Shares and Investor Class Shares. Investor Class Shares have not yet commenced operations as of the end of the reporting period.

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fund is to seek total return.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 29, 2024, and the period covered by these Notes to Financial Statements is the six-months ended February 29, 2024 (the “current fiscal period”).

Portfolio Valuation — The Fund values its investments at fair value. The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Securities listed or traded on U.S. exchanges, including swaps contracts, are valued at the last sales prices on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

The Board has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Optima Asset Management LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

10

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 29, 2024 (Unaudited)

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing the Fund’s investments carried at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Assets:
Money Market Funds	$5,727,361	$—	$—	$5,727,361
U.S. Treasury Bills	—	11,932,978	—	11,932,978
Credit Default Swaps*	—	394,508	—	394,508
Total Assets	$5,727,361	$12,327,486	$—	$18,054,847

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 29, 2024.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each

11

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 29, 2024 (Unaudited)

class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Credit Default Swap – During the current fiscal period, the Fund entered into a credit default swap to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statement of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps, the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately as Deposit at Broker for Swap Contracts on the Statement of Assets and Liabilities. The average quarterly notional value of the credit default swap in the Fund during the current fiscal period was as follows:

Portfolio
Optima Strategic Credit Fund	$14,355,000

For the current fiscal period, the Fund is invested in derivative contracts, which are reflected in the Statement of Assets and Liabilites, as follows:

		DERIVATIVE ASSETS
RISK	DERIVATIVE TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE AMOUNT
Credit	Swap contracts*	Variation margin receivable on swap contracts	$1,363,733

*

Includes cumulatve appreciation/(depreciation) as reported on the Schedule of Credit Default Swaps. For credit default swap contracts only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the current fiscal period, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

	STATEMENT OF OPERATIONS
RISK	DERIVATIVE TYPE	LOCATION	NET REALIZED GAIN(LOSS)	NET CHANGE IN UNREALIZED APPRECATION (DEPRECIATION)
Credit	Swap contracts	Swap contracts	$23,532	$394,508

12

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 29, 2024 (Unaudited)

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains (including net short-term capital gains), if any, are distributed by the Fund at least annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income.

Active Management Risk — The Fund is subject to management risk as an actively-managed investment portfolio. The Fund’s ability to achieve its investment objective depends on the investment skill and ability of Anthony Capital Management, LLC (the “Sub-Adviser”) and on the Sub-Adviser’s ability to correctly identify economic trends.

Cash Positions Risk — The Fund may hold a significant position in cash and/or cash equivalent securities. When the Fund’s investment in cash or cash equivalent securities increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested in other securities.

Counterparty Risk — Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Credit Risk — Credit risk is the risk that an issuer or other obligated party of a debt security may be unable or unwilling to make interest and principal payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. The Fund could also be delayed or hindered in its enforcement of rights against an issuer, guarantor, or counterparty.

Credit Default Swap Risk — Credit default swaps are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical credit default swap, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make specific payments to the buyer if a negative credit event occurs, such as the bankruptcy of or default by the issuer of the underlying debt instrument. The use of credit default swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty or concentration risks.

Cyber Security Risk — Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Adviser, Sub-Adviser, custodian, transfer agent, distributor and/or other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser and Sub-Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Fixed Income Securities Risk — Fixed income securities in which the Fund or an Underlying Fund may invest are subject to certain risks, including: interest rate risk, prepayment risk and credit/default risk. Interest rate risk involves the risk that prices of fixed income securities will rise and fall in response to interest rate changes. Prepayment risk involves the risk that in declining interest rate environments prepayments of principal could increase and require the Fund or an Underlying Fund to reinvest proceeds of the prepayments at lower interest rates. Credit risk involves the risk that the credit rating of a security may be lowered.

13

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 29, 2024 (Unaudited)

Government Intervention and Regulatory Changes — The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revised and expanded the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. There can be no assurance that future regulatory actions including, but not limited to, those authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, effective August 19, 2022, the Securities and Exchange Commission (the “SEC”) implemented Rule 18f-4 under the 1940 Act (“Rule 18f-4”), providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. The Fund, as a full derivatives user (as defined in Rule 18f-4), is subject to the full requirements of Rule 18f-4. The Fund is required to comply with Rule18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4.

High Yield Securities — High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk, speculative investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Interest Rate Risk— Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Adviser. It is likely there will be less governmental action in the near future to maintain low interest rates. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments and may also affect the liquidity of fixed income securities and instruments held by the Fund. Any future declines in interest rate levels could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a negative yield, and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Cash and Cash Equivalents —The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits and is classified as Cash and Cash Equivalents on the Statement of Assets and Liabilities.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, the Fund expects the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Optima Asset Management LLC serves as the investment adviser for the Fund. Anthony Capital Management, LLC serves as the investment sub-adviser to the Fund. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund, primarily in the form of oversight of the Sub-Adviser pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table. The Adviser compensates the Sub-Adviser out of the Advisory Fee.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees

14

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 29, 2024 (Unaudited)

and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2024 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2024.

Advisory Fee	Expense Cap
Founders Class
.50%	1.25%

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed were as follows:

Gross Advisory Fees	Waivers/ Recoupment	Net Advisory Fees
$79,005	$(12,493)	$66,512

If at any time the Fund’s total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the current fiscal period, the Fund had amounts available for recoupment as follows:

Expiration
AUGUST 31, 2027
$12,493

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as administrator for the Fund. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statement of Operations.

3. Director And Officer Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer,

15

Optima Strategic Credit Fund

Notes To Financial Statements (Continued)

February 29, 2024 (Unaudited)

Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated by the Fund for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Fund or the Company. For Director and Officer compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, there were no purchases or sales of investment securities or long-term U.S. Government securities (excluding short-term investments and derivative transactions) by the Fund.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2023, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$44.355,611	$0	$(14,070)	$(14,070)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$1,036,396	$0	$(14,070)	$(1,791,081)	$0	$0

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains, if applicable, are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2023 were as follows:

Ordinary Income	Long-Term Gains	Total
$606,258	$0	$606,258

16

Optima Strategic Credit Fund

Notes To Financial Statements (Concluded)

February 29, 2024 (Unaudited)

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of August 31, 2023, the Fund had unexpiring short-term losses of $1,791,081 to offset future capital gains.

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Fund will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Fund will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined there were no significant events requiring or disclosure in the financial statements.

17

Optima Strategic Credit Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (866) 239-2026 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings is available on the SEC’s website at http://www.sec.gov.

18

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Investment Adviser
Optima Asset Management LLC
10 East 53rd Street
New York, New York 10022

Sub-Adviser
Anthony Capital Management, LLC
421 George Street, Suite 206
De Pere, Wisconsin 54115

Administrator and Transfer Agent
U.S. Bank Global Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

OSCF-SAR24

SGI U.S. LARGE CAP EQUITY FUND

SGI GLOBAL EQUITY FUND

SGI PRUDENT GROWTH FUND

SGI PEAK GROWTH FUND

SGI SMALL CAP CORE FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 29, 2024
(Unaudited)

This report is submitted for the general information of the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Funds.

SGI U.S. LARGE CAP EQUITY FUND - CLASS I SHARES

Performance Data

February 29, 2024 (UNAUDITED)

Average Annual Total Returns for the periods ended February 29, 2024
	Six Months(1)	One Year	Five Years	Ten Years	Since Inception(2)
Class I Shares	12.14%	16.14%	8.71%	9.85%	10.68%
S&P 500® Low Volatility Index(3)	13.93%	30.45%	14.76%	12.70%	13.77%

(1)	Not annualized.

(2)	Class I Shares of the Fund commenced operations on February 29, 2012.

(3)	Benchmark performance is from the inception date of the Class I Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2023, are 0.97% and 0.98%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2024 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 0.98% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 0.98%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 0.98% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Low Volatility Index (“S&P 500® Low Volatility Index”). The S&P 500® Low Volatility Index is designed to measure the performance of the 100 least volatile stocks of the S&P 500® Index. It is impossible to invest directly in an index.

SGI U.S. LARGE CAP EQUITY FUND - CLASS A SHARES

Performance Data (continued)

February 29, 2024 (UNAUDITED)

Average Annual Total Returns for the periods ended February 29, 2024
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class A Shares (without sales charge) (Pro forma February 29, 2012 to October 29, 2015)	12.05%	15.91%	8.44%	9.59%*	10.41%*
Class A Shares (with sales charge) (Pro forma February 29, 2012 to October 29, 2015)	6.16%	9.80%	7.29%	9.59%*	10.41%*
S&P 500® Low Volatility Index (3)	6.06%	6.87%	6.99%	9.38%	10.56%

*	Class A Shares performance prior to its inception on October 29, 2015 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.

(1)	Not annualized.

(2)	Class A Shares of the Fund commenced operations on October 29, 2015.

(3)	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.25% maximum sales charge.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2023, are 1.22% and 1.23%, respectively, of average daily net assets for Class A Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2024 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class A Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse certain expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class A Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Low Volatility Index (“S&P 500® Low Volatility Index”). The S&P 500® Low Volatility Index is designed to measure the performance of the 100 least volatile stocks of the S&P 500® Index. It is impossible to invest directly in an index.

SGI U.S. LARGE CAP EQUITY FUND - CLASS C SHARES

Performance Data (continued)

February 29, 2024 (UNAUDITED)

Average Annual Total Returns for the periods ended February 29, 2024
	Six Months(1)	One Year	Three Years	Five Years	Since Inception(2)
Class C Shares (Pro forma February 29, 2012 to December 31, 2015)	11.58%	14.99%	7.73%	8.76%*	9.58%*
S&P 500® Low Volatility Index (3)	6.06%	6.87%	6.99%	9.38%	10.56%

*	Class C Shares performance prior to its inception on December 31, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

(1)	Not annualized.

(2)	Class C Shares of the Fund commenced operations on December 31, 2015.

(3)	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2023, are 1.97% and 1.98%, respectively, of average daily net assets for Class C Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2024 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.98% of the Fund’s average daily net assets attributable to Class C Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.98%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.98% of the Fund’s average daily net assets attributable to Class C Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Low Volatility Index (“S&P 500® Low Volatility Index”). The S&P 500® Low Volatility Index is designed to measure the performance of the 100 least volatile stocks of the S&P 500® Index. It is impossible to invest directly in an index.

SGI GLOBAL EQUITY FUND - CLASS I SHARES

Performance Data (continued)

February 29, 2024 (UNAUDITED)

Average Annual Total Returns for the periods ended February 29, 2024(2)
	Six Months(1)	One Year	Five Years	Ten Years	Since Inception
Class I Shares(3)	9.69%	13.93%	6.93%	5.64%	13.32%
MSCI ACWI Index(4)	11.66%	23.15%	10.51%	8.37%	11.47%

(1)	Not annualized.

(2)	Returns for periods prior to January 3, 2017 were generated under the management of the Fund’s former investment adviser and reflect a previous investment strategy.

(3)

The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the “Predecessor Fund”), at which time the Predecessor Fund was reorganized into the Fund. The fiscal year end of the Predecessor Fund was September 30. The performance shown for periods prior to March 21, 2014 represents the performance for the Predecessor Fund. While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009.

(4)	Benchmark performance is from the inception date of the Predecessor Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2023, are 1.00% and 0.84%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2024 to the extent the total annual Fund operating expenses (excluding certain items discussed below) exceed 0.84% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 0.84%: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 0.84% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing, and other financial practices.

The MSCI ACWI Minimum (USD) Volatility Index (the “MSCI ACWI Index”) is designed to reflect the performance of the lowest volatility optimized version of the parent MSCI index. The MSCI ACWI Index captures large and mid cap representation across 23 Developed Markets (DM) and 27 Emerging Markets (EM) countries. With more than 3,000 constituents, the Index covers approximately 85% of the global investable equity opportunity set. It is not possible to invest directly in an index.

SGI PRUDENT GROWTH FUND - CLASS I SHARES

Performance Data (continued)

February 29, 2024 (UNAUDITED)

Average Annual Total Returns for the periods ended February 29, 2024
	Six Months(1)	One Year	Since Inception
Class I Shares	8.40%	12.23%	4.59%(2)
S&P 500® Index(3)	13.93%	30.45%	14.80%
Composite Index(4)	9.24%	19.03%	7.81%

(1)	Not annualized.

(2)	Inception date of the Fund is June 8, 2020.

(3)	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

(4)	The Composite Index is comprised of the S&P 500® Index and Bloomberg US Aggregate Bond Index, weighted 60% and 40%, respectively.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2023 are 1.97% and 2.07%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2024 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.70% of the average daily net assets attributable to the Fund’s Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, fund services administrative fee, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.70% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

The Bloomberg US Aggregate Bond Index is a broad-based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. It is not possible to invest directly in an index.

SGI PEAK GROWTH FUND - CLASS I SHARES

Performance Data (continued)

February 29, 2024 (UNAUDITED)

Average Annual Total Returns for the periods ended February 29, 2024
	Six Months(1)	One Year	Since Inception
Class I Shares	9.96%	13.71%	7.37%(2)
S&P 500® Index(3)	13.93%	30.45%	14.80%

(1)	Not annualized.

(2)	Inception date of the Fund is June 8, 2020.

(3)	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2023 are 2.32% and 2.37%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2024 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.70% of the average daily net assets attributable to the Fund’s Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, fund services administrative fee, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.70% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SGI SMALL CAP CORE FUND - CLASS I SHARES

Performance Data (Concluded)

February 29, 2024 (UNAUDITED)

Average Annual Total Returns for the periods ended February 29, 2024
	Six Months(1)	One Year	Five Years	Ten Years	Since Inception(2)
Class I Shares	10.11%	11.28%	10.40%	7.71%	10.68%
Russell 2000® Index	8.97%	10.05%	6.89%	7.13%	8.12%

(1)	Not annualized.

(2)	Inception date of the Fund is October 1, 1999.

(3)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2023, are 1.25% and 1.23%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. Summit Global Investments, LLC (the “Adviser”) has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2024 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2024 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples

February 29, 2024 (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if applicable); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2023 through February 29, 2024 and held for the entire period.

Actual Expenses

The first line of the accompanying tables provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second section of the accompanying tables provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	SGI U.S. Large Cap Equity Fund
	Beginning Account Value SEPTEMBER 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 1,121.40	$ 5.17	0.98%	12.14%
Class A Shares	1,000.00	1,120.50	6.48	1.23	12.05
Class C Shares	1,000.00	1,115.80	10.42	1.98	11.58

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,019.99	$ 4.92	0.98%	N/A
Class A Shares	1,000.00	1,018.75	6.17	1.23	N/A
Class C Shares	1,000.00	1,015.02	9.92	1.98	N/A

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples (CONTINUED)

February 29, 2024 (UNAUDITED)

	SGI Global Equity Fund
	Beginning Account Value SEPTEMBER 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 1,096.90	$ 4.38	0.84%	9.69%

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,020.69	$ 4.22	0.84%	N/A

	SGI Prudent GROWTH Fund
	Beginning Account Value SEPTEMBER 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 1,084.00	$ 6.74	1.30%	8.40%

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,018.40	$ 6.52	1.30%	N/A

	SGI Peak Growth Fund
	Beginning Account Value SEPTEMBER 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 1,099.60	$ 6.84	1.31%	9.96%

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,018.35	$ 6.57	1.31%	N/A

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples (Concluded)

February 29, 2024 (UNAUDITED)

	SGI small cap CORE Fund
	Beginning Account Value SEPTEMBER 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During Period*	Annualized Expense Ratio	Actual Six-Month Total Investment Return for the Fund
Actual
Class I Shares	$ 1,000.00	$ 1,101.10	$ 6.43	1.23%	10.11%

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,018.75	$ 6.17	1.23%	N/A

*

Expenses are equal to each Fund’s annualized six-month expense ratio for the period September 1, 2023 to February 29, 2024, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one half year period. Each Fund’s ending account values on the first line in the tables is based on the actual six-month total investment return for each Fund.

SGI U.S. LARGE CAP EQUITY FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

as of February 29, 2024 (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

SECURITY TYPE /CLASSIFICATION	% of Net Assets	Value
COMMON STOCKS
Biotechnology	8.6%	$12,953,867
Software	8.5	12,719,964
Healthcare-Services	7.8	11,693,922
Pharmaceuticals	7.7	11,613,985
Insurance	6.7	10,092,656
Home Builders	5.7	8,546,620
Internet	4.7	6,990,962
Food	3.7	5,495,700
Cosmetics & Personal Care	3.4	5,184,773
Building Materials	3.4	5,120,977
Transportation	3.2	4,862,721
Aerospace/Defense	3.1	4,611,632
Semiconductors	2.4	3,602,129
Commercial Services	2.3	3,428,929
Telecommunications	2.2	3,354,263
Electric	2.2	3,254,783
Computers	2.1	3,150,078
Beverages	1.8	2,746,175
Household Products/Wares	1.4	2,163,837
Retail	1.3	2,022,270
Media	0.8	1,178,463
REITs	0.6	891,067
Banks	0.5	723,473
Shipbuilding	0.3	512,376
Packaging & Containers	0.2	268,161
Gas	0.2	251,062
Chemicals	0.2	261,029
Hand/Machine Tools	0.2	260,499
EXCHANGE TRADED FUNDS
Exchange Traded Funds	14.3	21,469,933
MONEY MARKET DEPOSIT ACCOUNT	0.3	460,259
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	242,750
NET ASSETS	100.0%	$150,129,315

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

PORTFOLIO of Investments

as of February 29, 2024 (UNAUDITED)

	NUMBER OF Shares	Value
COMMON STOCKS — 85.2%
Aerospace/Defense — 3.1%
General Dynamics Corp.	7,632	$2,085,444
Lockheed Martin Corp.	5,899	2,526,188
		4,611,632
Banks — 0.5%
Bank of New York Mellon Corp.	8,044	451,188
State Street Corp.	3,693	272,285
		723,473
Beverages — 1.8%
Coca-Cola Co.	41,647	2,499,653
PepsiCo, Inc.	1,491	246,522
		2,746,175
Biotechnology — 8.6%
Gilead Sciences, Inc.	3,493	251,845
Incyte Corp.(a)	37,467	2,186,574
Regeneron Pharmaceuticals, Inc.(a)	3,609	3,486,619
United Therapeutics Corp.(a)	11,624	2,622,840
Vertex Pharmaceuticals, Inc.(a)	10,472	4,405,989
		12,953,867
Building Materials — 3.4%
Builders FirstSource, Inc.(a)	7,037	1,373,482
Owens Corning	25,020	3,747,495
		5,120,977
Chemicals — 0.2%
LyondellBasell Industries NV - Class A	2,603	261,029
Commercial Services — 2.3%
Automatic Data Processing, Inc.	13,654	3,428,929
Computers — 2.1%
Accenture PLC - Class A	6,931	2,597,600
EPAM Systems, Inc.(a)	951	289,485
NetApp, Inc.	2,951	262,993
		3,150,078
Cosmetics & Personal Care — 3.4%
Colgate-Palmolive Co.	51,626	4,466,682
Procter & Gamble Co.	4,518	718,091
		5,184,772
Electric — 2.2%
Consolidated Edison, Inc.	2,857	249,159
DTE Energy Co.	2,317	251,047
Entergy Corp.	2,507	254,636
Evergy, Inc.	40,484	2,005,578
NextEra Energy, Inc.	4,438	244,933
Southern Co.	3,709	249,430
		3,254,783
Food — 3.7%
Hershey Co.	23,030	4,327,798
Performance Food Group Co.(a)	15,213	1,167,902
		5,495,700
Gas — 0.2%
NiSource, Inc.	9,634	251,062
Hand/Machine Tools — 0.2%
Snap-on, Inc.	945	260,499
Healthcare-Services — 7.8%
Centene Corp.(a)	23,910	1,875,261
Elevance Health, Inc.	9,217	4,620,021
HCA Healthcare, Inc.	1,234	384,638
Humana, Inc.	686	240,320
Molina Healthcare, Inc.(a)	11,007	4,335,767
UnitedHealth Group, Inc.	482	237,915
		11,693,922
Home Builders — 5.7%
DR Horton, Inc.	27,600	4,124,544
Lennar Corp. - Class A	8,366	1,326,095
NVR, Inc.(a)	406	3,095,981
		8,546,620
Household Products/Wares — 1.4%
Clorox Co.	1,647	252,501
Kimberly-Clark Corp.	15,774	1,911,336
		2,163,837
Insurance — 6.7%
American International Group, Inc.	17,413	1,269,234
Cincinnati Financial Corp.	2,255	257,070
Everest Group Ltd.	5,962	2,199,263
Hartford Financial Services Group Inc., (The)	2,689	257,714
Loews Corp.	16,963	1,274,430
MetLife, Inc.	3,652	254,691
Progressive Corp.	9,924	1,881,193
Reinsurance Group of America, Inc.	1,628	287,912
RenaissanceRe Holdings Ltd.	1,114	250,449
Travelers Cos, Inc., (The)	8,627	1,906,222
W R Berkley Corp.	3,044	254,478
		10,092,656
Internet — 4.7%
Alphabet, Inc. - Class A(a)	21,884	3,030,058
GoDaddy, Inc. - Class A(a)	17,434	1,990,091
Meta Platforms, Inc. - Class A	4,021	1,970,813
		6,990,962
Media — 0.8%
Fox Corp. - Class A	39,559	1,178,463

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

PORTFOLIO of Investments (Concluded)

as of February 29, 2024

	NUMBER OF Shares	Value
Packaging & Containers — 0.2%
Packaging Corp. of America	1,480	$268,161
Pharmaceuticals — 7.7%
AbbVie, Inc.	4,181	736,065
Cardinal Health, Inc.	38,896	4,355,575
Eli Lilly & Co.	826	622,540
McKesson Corp.	6,650	3,467,377
Merck & Co., Inc.	17,189	2,185,581
Neurocrine Biosciences, Inc.(a)	1,893	246,847
		11,613,984
REITS — 0.6%
American Homes 4 Rent - Class A	7,633	282,497
Kimco Realty Corp.	13,488	266,523
Weyerhaeuser Co.	9,949	342,047
		891,067
Retail — 1.3%
Costco Wholesale Corp.	1,037	771,414
McDonald’s Corp.	3,423	1,000,474
Wal-Mart Stores, Inc.	4,272	250,382
		2,022,270
Semiconductors — 2.4%
Applied Materials, Inc.	1,333	268,760
KLA-Tencor Corp.	486	331,598
Micron Technology, Inc.	3,330	301,731
Monolithic Power Systems, Inc.	358	257,774
NVIDIA Corp.	1,419	1,122,599
Qorvo, Inc.(a)	2,260	258,883
QUALCOMM, Inc.	5,095	803,940
Skyworks Solutions, Inc.	2,448	256,844
		3,602,129
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	1,757	512,376
Software — 8.5%
Adobe Systems, Inc.(a)	4,152	2,326,283
Atlassian Corp. - Class A(a)	1,250	259,275
Cadence Design Systems, Inc.(a)	882	268,463
DocuSign, Inc.(a)	5,139	273,754
Electronic Arts, Inc.	4,503	628,078
HubSpot, Inc.(a)	427	264,232
Microsoft Corp.	6,901	2,854,530
PTC, Inc.(a)	4,399	805,061
ServiceNow, Inc.(a)	2,989	2,305,535
Synopsys, Inc.(a)	467	267,932
Workday, Inc. - Class A(a)	847	249,577
Zoom Video Communications, Inc. - Class A(a)	31,348	2,217,244
		12,719,964
Telecommunications — 2.2%
Arista Networks, Inc.(a)	4,196	1,164,558
Cisco Systems, Inc.	5,216	252,298
Motorola Solutions, Inc.	5,864	1,937,407
		3,354,263
Transportation — 3.2%
FedEx Corp.	5,362	1,334,977
Union Pacific Corp.	8,961	2,273,316
United Parcel Service, Inc. - Class B	8,461	1,254,428
		4,862,721
TOTAL COMMON STOCKS (Cost $107,954,130)		127,956,373

EXCHANGE TRADED FUNDS — 14.3%
Invesco S&P 500 Low Volatility ETF	83,821	5,365,382
iShares Core S&P 500 ETF	10,523	5,371,465
iShares Edge MSCI Min Vol USA ETF	65,863	5,360,589
Vanguard S&P 500 ETF	11,506	5,372,497
TOTAL EXCHANGE TRADED FUNDS (Cost $21,411,749)		21,469,933
TOTAL INVESTMENTS — 99.5% (Cost $129,365,878)		149,426,306
Money Market Deposit Account — 0.3%(b)		460,259
Other Assets in Excess of Liabilities — 0.2%		242,750
TOTAL NET ASSETS — 100.0%		$150,129,315

Percentages are stated as a percent of net assets.

ETF – Exchange Traded Funds

PLC – Public Limited Company

REIT – Real Estate Investment Trust

(a)	Non-income producing security.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Allocation of Portfolio Holdings by Country

as of February 29, 2024 (UNAUDITED)

COUNTRY	% of Net Assets	Value
United States	59.3%	$94,476,097
Japan	8.0	12,736,880
United Kingdom	5.3	8,355,546
Taiwan	4.4	7,094,055
India	4.3	6,734,694
Israel	4.0	6,457,037
Brazil	3.1	4,991,382
Canada	2.4	3,776,322
Bermuda	2.2	3,473,488
Peru	2.1	3,365,994
Mexico	1.7	2,775,048
Denmark	1.2	1,920,632
Ireland	1.0	1,518,814
Indonesia	0.5	761,747
South Korea	0.2	302,994
France	0.2	298,287
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	210,469
NET ASSETS	100.0%	$159,249,486

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

as of February 29, 2024 (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

SECURITY TYPE /CLASSIFICATION	% of Net Assets	Value
COMMON STOCKS
Pharmaceuticals	13.6%	$21,548,638
Insurance	8.3	13,151,730
Telecommunications	7.2	11,364,512
Biotechnology	5.9	9,445,854
Auto Manufacturers	5.4	8,601,988
Software	5.2	8,282,705
Banks	5.2	8,223,579
Retail	4.7	7,248,647
Semiconductors	4.0	6,477,360
Beverages	4.0	6,433,567
Healthcare-Services	4.0	6,409,248
Internet	3.6	5,817,100
Mining	3.5	5,518,213
Cosmetics & Personal Care	3.3	5,295,450
Food	3.2	5,211,387
Iron/Steel	3.2	5,127,886
Aerospace/Defense	2.3	3,725,688
Household Products/Wares	2.2	3,463,523
Electric	1.9	3,048,205
Oil & Gas	1.3	2,065,864
Media	1.1	1,835,571
Gas	1.1	1,730,173
Airlines	1.0	1,518,814
Computers	0.9	1,438,326
Building Materials	0.7	1,104,804
REITs	0.6	961,482
Machinery-Diversified	0.2	318,780
Commercial Services	0.2	311,401
MONEY MARKET DEPOSIT ACCOUNT	2.1	3,358,522
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	210,469
NET ASSETS	100.0%	$159,249,486

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

PORTFOLIO of Investments

as of February 29, 2024 (UNAUDITED)

	NUMBER OF Shares	Value
COMMON STOCKS — 97.8%
Aerospace/Defense — 2.3%
Lockheed Martin Corp.	8,700	$3,725,688
Airlines — 1.0%
Ryanair Holdings PLC - ADR	10,986	1,518,814
Auto Manufacturers — 5.4%
Cummins, Inc.	1,637	439,715
Honda Motor Co. Ltd. - ADR	151,675	5,398,113
Toyota Motor Corp. - ADR	11,491	2,764,160
		8,601,988
Banks — 5.2%
Credicorp Ltd.	19,698	3,365,994
First Horizon Corp.	22,897	322,848
HDFC Bank, Ltd. - ADR	79,098	4,231,743
Shinhan Financial Group Co. Ltd. - ADR	9,300	302,994
		8,223,579
Beverages — 4.0%
Coca-Cola Co.	60,955	3,658,519
Coca-Cola Femsa SAB de CV - ADR	28,594	2,775,048
		6,433,567
Biotechnology — 5.9%
Exelixis, Inc.(a)	45,702	1,000,874
United Therapeutics Corp.(a)	14,527	3,277,872
Vertex Pharmaceuticals, Inc.(a)	12,281	5,167,108
		9,445,854
Building Materials — 0.7%
UFP Industries, Inc.	9,638	1,104,804
Commercial Services — 0.2%
Automatic Data Processing, Inc.	1,240	311,401
Computers — 0.9%
Check Point Software Technologies Ltd.(a)	8,966	1,438,326
Cosmetics & Personal Care — 3.3%
Colgate-Palmolive Co.	57,597	4,983,292
Procter & Gamble Co.	1,964	312,158
		5,295,450
Electric — 1.9%
Consolidated Edison, Inc.	7,028	612,912
National Grid PLC - ADR	16,810	1,120,555
Pinnacle West Capital Corp.	19,241	1,314,738
		3,048,205
Food — 3.2%
Flowers Foods, Inc.	30,920	693,226
Hershey Co.	24,043	4,518,161
		5,211,387
Gas — 1.1%
National Fuel Gas Co.	35,498	1,730,173
Healthcare-Services — 4.0%
Centene Corp.(a)	3,966	311,053
Chemed Corp.	560	350,633
Elevance Health, Inc.	2,148	1,076,685
Ensign Group, Inc.	2,574	321,544
Humana, Inc.	4,080	1,429,306
Molina Healthcare, Inc.(a)	3,269	1,287,692
UnitedHealth Group, Inc.	3,307	1,632,335
		6,409,248
Household Products/Wares — 2.2%
Kimberly-Clark Corp.	28,584	3,463,523
Insurance — 8.3%
American International Group, Inc.	20,890	1,522,672
Axis Capital Holdings Ltd.	21,933	1,372,348
Cincinnati Financial Corp.	11,974	1,365,036
CNA Financial Corp.	11,900	523,005
Everest Group Ltd.	5,696	2,101,140
Loews Corp.	10,346	777,295
Markel Group, Inc.(a)	200	298,496
MetLife, Inc.	29,043	2,025,459
Progressive Corp.	15,024	2,847,949
Reinsurance Group of America, Inc.	1,800	318,330
		13,151,730
Internet — 3.6%
Alphabet, Inc. - Class C(a)	39,265	5,488,462
GoDaddy, Inc. - Class A(a)	2,879	328,638
		5,817,100
Iron/Steel — 3.2%
Commercial Metals Co.	58,694	3,169,476
Vale SA - ADR	146,041	1,958,410
		5,127,886
Machinery-Diversified — 0.2%
Nordson Corp.	1,200	318,780
Media — 1.1%
Thomson Reuters Corp.	11,633	1,835,571
Mining — 3.5%
Agnico Eagle Mines Ltd.	5,897	283,410
Rio Tinto PLC - ADR	81,122	5,234,803
		5,518,213
Oil & Gas — 1.3%
Cenovus Energy, Inc.	62,716	1,093,140
PBF Energy, Inc. - Class A	14,265	666,176
Shell PLC - ADR	4,879	306,548
		2,065,864

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

PORTFOLIO of Investments (Concluded)

as of February 29, 2024 (UNAUDITED)

	NUMBER OF Shares	Value
Pharmaceuticals — 13.6%
Bristol-Myers Squibb Co.	8,927	$453,045
Cardinal Health, Inc.	18,693	2,093,242
CVS Health Corp.	6,401	476,042
Dr Reddy’s Laboratories Ltd. - ADR	32,599	2,502,951
GSK PLC - ADR	40,421	1,693,640
McKesson Corp.	2,818	1,469,333
Merck & Co., Inc.	20,725	2,635,184
Neurocrine Biosciences, Inc.(a)	28,604	3,729,962
Novo Nordisk AS - ADR	16,036	1,920,632
Takeda Pharmaceutical Co. Ltd. - ADR	313,544	4,574,607
		21,548,638
REITs — 0.6%
American Homes 4 Rent - Class A	17,139	634,314
Welltower, Inc.	3,550	327,168
		961,482
Retail — 4.7%
BJ’s Wholesale Club Holdings, Inc.(a)	10,486	765,897
Costco Wholesale Corp.	1,874	1,394,050
McDonald’s Corp.	10,687	3,123,596
Murphy USA, Inc.	2,239	933,685
Wal-Mart Stores, Inc.	17,598	1,031,419
		7,248,647
Semiconductors — 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	31,499	4,052,976
United Microelectronics Corp. - ADR	315,675	2,424,384
		6,477,360
Software — 5.2%
Electronic Arts, Inc.	20,151	2,810,661
Microsoft Corp.	13,229	5,472,044
		8,282,705
Telecommunications — 7.2%
Chunghwa Telecom Co. Ltd. - ADR	16,319	616,695
Cisco Systems, Inc.	15,569	753,073
Motorola Solutions, Inc.	965	318,826
Nice Ltd. - ADR(a)	20,472	5,018,711
Orange SA - ADR	25,938	298,287
Telefonica Brasil SA - ADR	164,820	1,801,483
Telkom Indonesia Persero Tbk PT - ADR	29,779	761,747
TELUS Corp.	32,351	564,201
TIM SA - ADR	66,603	1,231,489
		11,364,512
TOTAL COMMON STOCKS (Cost $139,423,131)		155,680,495
TOTAL INVESTMENTS — 97.8% (Cost $139,423,131)		155,680,495
Money Market Deposit Account — 2.1%(b)		3,358,522
Other Assets in Excess of Liabilities — 0.1%		210,469
TOTAL NET ASSETS — 100.0%		$159,249,486

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

as of February 29, 2024 (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

SECURITY TYPE /CLASSIFICATION	% of Net Assets	Value
OPEN END FUNDS	48.1%	$11,851,206
EXCHANGE TRADED FUNDS	47.2	11,643,254
SHORT-TERM INVESTMENTS	5.2	1,145,743
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	17,611
NET ASSETS	100.0%	$24,657,814

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

PORTFOLIO of Investments

as of February 29, 2024 (UNAUDITED)

	NUMBER OF Shares	Value
OPEN END FUNDS — 48.1%(a)
SGI Global Equity Fund - Class I(a)	151,519	$5,597,121
SGI Small Cap Core Fund - Class I(a)(b)	108,732	3,292,402
SGI U.S. Large Cap Equity Fund - Class I(a)	153,694	2,961,683
TOTAL OPEN END FUNDS (Cost $10,843,440)		11,851,206

EXCHANGE TRADED FUNDS — 47.2%
iShares Core U.S. Aggregate Bond ETF	40,210	3,914,444
PGIM Ultra Short Bond ETF	17,270	857,628
SGI Dynamic Tactical ETF(a)	158,630	4,489,228
SGI U.S. Large Cap Core ETF(a)	74,080	2,381,954
TOTAL EXCHANGE TRADED FUNDS (Cost $10,858,845)		11,643,254
TOTAL INVESTMENTS — 95.3% (Cost $21,702,285)		23,494,460
Money Market Deposit Account — 5.2%(c)		1,145,743
Other Assets in Excess of Liabilities — 0.1%		17,611
TOTAL NET ASSETS — 100.0%		$24,657,814

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. See Note 7.

(b)	Non-income producing security.

(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

as of February 29, 2024 (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

SECURITY TYPE /CLASSIFICATION	% of Net Assets	Value
OPEN END FUNDS	73.7%	$17,514,752
EXCHANGE TRADED FUNDS	23.2	5,530,116
SHORT-TERM INVESTMENTS	5.2	749,618
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	6,226
NET ASSETS	100.0%	$23,800,712

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

PORTFOLIO of Investments

as of February 29, 2024 (UNAUDITED)

	NUMBER OF Shares	Value
OPEN END FUNDS — 73.7%(a)
SGI Global Equity Fund - Class I(a)	188,825	$6,975,189
SGI Small Cap Core Fund - Class I(a)(b)	209,417	6,341,152
SGI U.S. Large Cap Equity Fund - Class I	217,873	4,198,412
TOTAL OPEN END FUNDS (Cost $15,966,437)		17,514,753

EXCHANGE TRADED FUNDS — 23.2%
iShares Core MSCI EAFE ETF	9,760	700,768
iShares Core MSCI Emerging Markets ETF	11,460	576,896
SGI Dynamic Tactical ETF(a)	83,280	2,356,825
SGI U.S. Large Cap Core ETF(a)	58,955	1,895,627
TOTAL EXCHANGE TRADED FUNDS (Cost $4,847,032)		5,530,116
TOTAL INVESTMENTS — 96.9% (Cost $20,813,469)		23,044,869
Money Market Deposit Account — 5.2%(c)(d)		749,618
Other Assets in Excess of Liabilities — 0.0%(d)		6,225
TOTAL NET ASSETS — 100.0%		$23,800,712

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. See Note 7.

(b)	Non-income producing security.

(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

(d)	Represents less than 0.05% of net assets.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

as of February 29, 2024 (UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund:

SECURITY TYPE /CLASSIFICATION	% of Net Assets	Value
COMMON STOCKS
Home Builders	9.6%	$13,985,475
Software	8.1	11,738,633
Commercial Services	6.6	9,523,585
Insurance	5.4	7,908,873
Building Materials	5.1	7,339,202
Transportation	4.8	6,956,657
REITs	4.7	6,874,981
Diversified Financial Services	4.5	6,531,543
Retail	3.3	4,814,483
Banks	3.1	4,503,461
Healthcare-Services	2.7	3,907,449
Engineering & Construction	2.5	3,586,229
Machinery-Diversified	2.1	3,185,409
Healthcare-Products	2.1	3,039,324
Food	2.1	2,977,447
Electric	2.0	2,925,148
Chemicals	2.0	2,856,098
Biotechnology	1.9	2,773,588
Pharmaceuticals	1.8	2,578,368
Machinery-Construction & Mining	1.8	2,540,199
Semiconductors	1.7	2,552,571
Oil & Gas	1.7	2,504,582
Distribution/Wholesale	1.7	2,427,144
Internet	1.6	2,350,455
Agriculture	1.4	1,974,453
Apparel	1.3	1,937,586
Metal Fabricate/Hardware	1.2	1,786,689
Lodging	1.1	1,566,027
Iron/Steel	1.0	1,464,137
Electrical Components & Equipment	0.9	1,291,006
Leisure Time	0.8	1,109,146
Airlines	0.8	1,099,196
Oil & Gas Services	0.8	1,099,745
Household Products/Wares	0.7	944,518
Packaging & Containers	0.5	783,016
Toys/Games/Hobbies	0.5	746,579
Gas	0.4	576,671
Computers	0.4	521,429
Multi-National	0.3	372,113
Real Estate	0.2	334,766
Miscellaneous Manufacturing	0.2	316,718
Auto Parts & Equipment	0.1	230,616
Electronics	0.1	184,158
Auto Manufacturers	0.1	81,322

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

PORTFOLIO HOLDINGS SUMMARY TABLE (Concluded)

as of February 29, 2024 (UNAUDITED)

SECURITY TYPE /CLASSIFICATION	% of Net Assets	Value
Aerospace/Defense	0.0%	$73,775
Private Equity	0.0	59,764
EXCHANGE TRADED FUNDS
Exchange Traded Funds	2.7	3,855,462
MONEY MARKET DEPOSIT ACCOUNT	2.1	3,012,097
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(778,404)
NET ASSETS	100.0%	$145,023,489

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

PORTFOLIO of Investments

as of February 29, 2024 (UNAUDITED)

	NUMBER OF Shares	Value
COMMON STOCKS — 95.7%
Aerospace/Defense — 0.0%(a)
Moog, Inc. - Class A	492	$73,775
Agriculture — 1.4%
Andersons, Inc.	10,249	566,565
Dole PLC	53,014	626,095
Fresh Del Monte Produce, Inc.	32,670	781,793
		1,974,453
Airlines — 0.8%
Allegiant Travel Co.	15,103	1,099,196
Apparel — 1.3%
Movado Group, Inc.	17,835	512,043
Oxford Industries, Inc.	14,060	1,425,543
		1,937,586
Auto Manufacturers — 0.1%
REV Group, Inc.	3,940	81,322
Auto Parts & Equipment — 0.1%
Adient PLC(b)	5,055	171,567
Visteon Corp.(b)	522	59,049
		230,616
Banks — 3.1%
Bank of NT Butterfield & Son Ltd.	13,726	410,270
Bank7 Corp.	2,381	66,692
Bankwell Financial Group, Inc.	2,485	63,293
Comerica, Inc.	4,111	203,001
Financial Institutions, Inc.	4,243	77,901
First Financial Corp.	7,260	270,290
Hanmi Financial Corp.	20,163	304,663
Heartland Financial USA, Inc.	20,219	687,446
Meta Financial Group, Inc.	12,909	656,293
Popular, Inc.	813	68,032
Preferred Bank	8,807	632,783
Texas Capital Bancshares, Inc.(b)	4,344	254,776
UMB Financial Corp.	9,901	808,021
		4,503,461
Biotechnology — 1.9%
ANI Pharmaceuticals, Inc.(b)	18,242	1,234,436
Ligand Pharmaceuticals, Inc.(b)	19,397	1,539,152
		2,773,588
Building Materials — 5.1%
American Woodmark Corp.(b)	15,547	1,558,431
Apogee Enterprises, Inc.	10,591	605,911
Boise Cascade Co.	13,129	1,784,362
Eagle Materials, Inc.	7,828	1,984,790
MDU Resources Group, Inc.	3,061	66,363
Building Materials — (Continued)
Summit Materials, Inc. - Class A(b)	1,785	76,237
UFP Industries, Inc.	11,019	1,263,108
		7,339,202
Chemicals — 2.0%
Minerals Technologies, Inc.	21,786	1,576,435
Orion Engineered Carbons SA	56,773	1,279,663
		2,856,098
Commercial Services — 6.6%
Barrett Business Services Inc.	5,743	700,589
Heidrick & Struggles International Inc.	31,876	1,083,784
Herc Holdings, Inc.	10,166	1,613,141
Information Services Group, Inc.	15,427	66,799
Insperity, Inc.	555	56,493
John Wiley & Sons, Inc. - Class A	44,037	1,468,634
Korn/Ferry International	25,836	1,644,720
National Research Corp.	14,702	592,785
Perdoceo Education Corp.	53,651	955,524
PROG Holdings, Inc.(b)	43,444	1,341,116
		9,523,585
Computers — 0.4%
Grid Dynamics Holdings, Inc.(b)	5,163	69,649
Rapid7, Inc.(b)	1,238	72,522
TTEC Holdings, Inc.	21,734	379,258
		521,429
Distribution/Wholesale — 1.7%
Global Industrial Co.	6,556	287,481
H&E Equipment Services, Inc.	10,204	576,424
Rush Enterprises, Inc. - Class A	14,686	715,208
Titan Machinery, Inc.(b)	33,612	848,031
		2,427,144
Diversified Financial Services — 4.5%
Affiliated Managers Group, Inc.	372	58,147
Air Lease Corp.	33,954	1,361,555
Diamond Hill Investment Group, Inc.	2,712	392,372
Enact Holdings, Inc.	37,843	1,049,008
Enova International, Inc.(b)	28,193	1,783,207
International Money Express, Inc.(b)	2,998	59,061
Radian Group, Inc.	2,129	62,039
Regional Management Corp.	11,077	259,202
Victory Capital Holdings, Inc. - Class A	1,841	70,750
Virtus Investment Partners, Inc.	6,182	1,436,202
		6,531,543

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

PORTFOLIO of Investments (CONtinued)

as of February 29, 2024 (UNAUDITED)

	NUMBER OF Shares	Value
Electric — 2.0%
ALLETE, Inc.	24,527	$1,389,209
Black Hills Corp.	17,619	916,717
Northwestern Energy Group, Inc.	12,922	619,222
		2,925,148
Electrical Components & Equipment — 0.9%
EnerSys	14,051	1,291,006
Electronics — 0.1%
Avnet, Inc.	1,324	61,685
Kimball Electronics, Inc.(b)	2,616	58,886
TD SYNNEX Corp.	612	63,587
		184,158
Engineering & Construction — 2.5%
EMCOR Group, Inc.	4,445	1,393,596
Frontdoor, Inc.(b)	45,197	1,417,378
MYR Group, Inc.(b)	373	60,598
Primoris Services Corp.	18,088	714,657
		3,586,229
Food — 2.1%
Ingles Markets, Inc. - Class A	14,082	1,084,455
Seaboard Corp.	251	825,185
SpartanNash Co.	50,679	1,067,807
		2,977,447
Gas — 0.4%
Northwest Natural Holding Co.	15,696	576,671
Healthcare-Products — 2.1%
iRadimed Corp.	7,088	297,483
LeMaitre Vascular, Inc.	19,376	1,356,320
Omnicell, Inc.(b)	21,395	561,405
Semler Scientific, Inc.(b)	7,823	369,011
Surmodics, Inc.(b)	9,893	315,587
Utah Medical Products, Inc.	1,988	139,518
		3,039,324
Healthcare-Services — 2.7%
Addus HomeCare Corp.(b)	12,162	1,122,309
Astrana Health, Inc.(b)	5,419	244,072
Medpace Holdings, Inc.(b)	3,509	1,394,898
National HealthCare Corp.	9,801	966,967
Pennant Group, Inc.(b)	4,687	87,412
Viemed Healthcare, Inc.(b)	10,850	91,791
		3,907,449
Home Builders — 9.6%
Beazer Homes USA, Inc.(b)	49,589	1,553,623
Cavco Industries, Inc.(b)	3,924	1,461,965
Century Communities, Inc.	15,564	1,343,018
Dream Finders Homes, Inc. - Class A(b)	2,477	96,925
Home Builders — (Continued)
Forestar Group, Inc.(b)	30,359	1,023,705
Green Brick Partners, Inc.(b)	27,027	1,581,080
KB Home	23,363	1,552,004
M/I Homes, Inc.(b)	9,981	1,267,487
Meritage Homes Corp.	9,086	1,432,499
Toll Brothers, Inc.	10,493	1,202,918
Tri Pointe Homes, Inc.(b)	41,556	1,470,251
		13,985,475
Household Products/Wares — 0.7%
Quanex Building Products Corp.	27,314	944,518
Insurance — 5.4%
Axis Capital Holdings Ltd.	27,406	1,714,793
Brighthouse Financial, Inc.(b)	23,693	1,102,909
Employers Holdings, Inc.	12,987	593,636
Essent Group Ltd.	26,229	1,405,088
Jackson Financial, Inc. - Class A	16,425	904,196
MGIC Investment Corp.	35,536	706,811
NMI Holdings, Inc. - Class A(b)	49,250	1,481,440
		7,908,873
Internet — 1.6%
Cargurus, Inc.(b)	14,386	318,506
F5, Inc.(b)	5,675	1,062,474
HealthStream, Inc.	12,378	337,672
Squarespace, Inc. - Class A(b)	2,264	75,346
Yelp, Inc.(b)	14,476	556,457
		2,350,455
Iron/Steel — 1.0%
Commercial Metals Co.	24,322	1,313,388
Radius Recycling, Inc. - Class A	7,629	150,749
		1,464,137
Leisure Time — 0.8%
Malibu Boats, Inc. - Class A(b)	23,659	1,032,479
MasterCraft Boat Holdings, Inc.(b)	3,496	76,667
		1,109,146
Lodging — 1.1%
Travel + Leisure Co.	35,042	1,566,027
Machinery-Construction & Mining — 1.8%
Argan, Inc.	7,617	356,933
Manitowoc Co., Inc.(b)	32,713	456,019
Oshkosh Corp.	13,342	1,479,094
Terex Corp.	4,327	248,153
		2,540,199
Machinery-Diversified — 2.1%
AGCO Corp.	12,548	1,376,516
Cactus, Inc. - Class A	20,641	947,422

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

PORTFOLIO of Investments (CONtinued)

as of February 29, 2024 (UNAUDITED)

	NUMBER OF Shares	Value
Machinery-Diversified — (Continued)
Columbus McKinnon Corp.	17,013	$710,633
DXP Enterprises Inc.(b)	2,160	76,723
Gates Industrial Corp. PLC(b)	5,035	74,115
		3,185,409
Metal Fabricate/Hardware — 1.2%
Mueller Industries, Inc.	14,011	719,885
Ryerson Holding Corp.	33,781	1,066,804
		1,786,689
Miscellaneous Manufacturing — 0.2%
Myers Industries, Inc.	16,470	316,718
Multi-National — 0.3%
Banco Latinoamericano de Comercio Exterior SA	13,304	372,113
Oil & Gas — 1.7%
Amplify Energy Corp.(b)	8,979	54,233
Berry Corp.	55,847	393,722
Chord Energy Corp.	291	47,273
Par Pacific Holdings, Inc.(b)	43,735	1,579,708
SM Energy Co.	9,816	429,646
		2,504,582
Oil & Gas Services — 0.8%
DNOW, Inc.(b)	63,953	904,935
Solaris Oilfield Infrastructure, Inc. - Class A	23,000	194,810
		1,099,745
Packaging & Containers — 0.5%
Clearwater Paper Corp.(b)	1,694	66,557
Greif, Inc. - Class A	4,446	286,589
Greif, Inc. - Class B	847	54,225
Karat Packaging, Inc.	12,695	375,645
		783,016
Pharmaceuticals — 1.8%
Catalyst Pharmaceuticals Partners, Inc.(b)	103,596	1,660,644
Harmony Biosciences Holdings, Inc.(b)	16,173	519,153
Ironwood Pharmaceuticals, Inc.(b)	5,561	52,440
Nature’s Sunshine Products, Inc.(b)	3,913	69,456
USANA Health Sciences, Inc.(b)	5,733	276,675
		2,578,368
Private Equity — 0.0%(a)
Patria Investments Ltd. - Class A	4,011	59,764

Real Estate — 0.2%
Newmark Group, Inc. - Class A	7,558	81,551
RMR Group, Inc. - Class A	10,348	253,215
		334,766
REITS — 4.7%
Alexander & Baldwin, Inc.	35,632	579,376
American Assets Trust, Inc.	46,217	996,901
Broadstone Net Lease, Inc.	46,844	698,444
Equity Commonwealth(b)	80,750	1,520,523
Four Corners Property Trust, Inc.	2,711	65,552
Innovative Industrial Properties, Inc.	14,948	1,464,754
Kilroy Realty Corp.	35,967	1,362,790
NexPoint Residential Trust, Inc.	1,590	46,444
Park Hotels & Resorts, Inc.	4,472	74,235
Xenia Hotels & Resorts, Inc.	4,300	65,962
		6,874,981
Retail — 3.3%
American Eagle Outfitters, Inc.	33,850	803,937
AutoNation, Inc.(b)	480	71,904
BlueLinx Holdings, Inc.(b)	10,302	1,306,809
GMS, Inc.(b)	16,289	1,454,771
Group 1 Automotive, Inc.	180	48,717
Haverty Furniture Cos., Inc.	1,951	66,919
PriceSmart, Inc.	12,615	1,061,426
		4,814,483
Semiconductors — 1.7%
ACM Research, Inc. - Class A(b)	32,802	1,014,238
Alpha & Omega Semiconductor Ltd.(b)	9,046	198,107
Axcelis Technologies, Inc.(b)	10,765	1,212,892
IPG Photonics Corp.(b)	698	60,272
Vishay Precision Group, Inc.(b)	1,941	67,062
		2,552,571
Software — 8.1%
Appfolio, Inc. - Class A(b)	8,430	2,040,819
Appian Corp. - Class A(b)	16,185	564,047
BigCommerce Holdings, Inc.(b)	31,793	246,396
Braze, Inc. - Class A(b)	24,834	1,413,054
CommVault Systems, Inc.(b)	19,844	1,899,269
eGain Corp.(b)	8,115	49,745
Freshworks, Inc. - Class A(b)	53,143	1,086,243
Gitlab, Inc. - Class A(b)	1,147	82,722
Health Catalyst, Inc.(b)	75,072	624,599
Olo, Inc. - Class A(b)	129,900	756,018
Sapiens International Corp. NV	2,536	78,033
Smartsheet, Inc. - Class A(b)	34,402	1,452,108

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

PORTFOLIO of Investments (COncluded)

as of February 29, 2024 (UNAUDITED)

	NUMBER OF Shares	Value
Workiva, Inc.(b)	2,900	$249,748
Zuora, Inc. - Class A(b)	147,999	1,195,832
		11,738,633
Toys/Games/Hobbies — 0.5%
JAKKS Pacific, Inc.(b)	21,264	746,579
Transportation — 4.8%
Ardmore Shipping Corp.	69,483	1,127,709
Covenant Logistics Group, Inc.	6,562	319,438
Forward Air Corp.	6,036	224,117
Hub Group, Inc. - Class A(b)	29,222	1,242,812
Matson, Inc.	14,340	1,592,457
Ryder System, Inc.	1,806	206,065
Schneider National, Inc. - Class B	2,732	64,338
Teekay Corp.(b)	89,692	678,969
Teekay Tankers Ltd. - Class A	27,376	1,500,752
		6,956,657
TOTAL COMMON STOCKS (Cost $128,036,148)		138,934,334

EXCHANGE TRADED FUNDS — 2.7%
iShares Core S&P Small-Cap ETF	14,209	1,525,336
iShares Russell 2000 ETF	3,872	788,843
Vanguard Russell 2000 ETF	18,739	1,541,283
TOTAL EXCHANGE TRADED FUNDS (Cost $3,790,335)		3,855,462
TOTAL INVESTMENTS — 98.4% (Cost $131,826,483)		142,789,796
Money Market Deposit Account — 2.1%(c)		3,012,097
Liabilities in Excess of Other Assets — (0.5)%		(778,404)
TOTAL NET ASSETS — 100.0%		$145,023,489

Percentages are stated as a percent of net assets.

ETF - Exchange Traded Funds

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.

(b)	Non-income producing security.

(c)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The MMDA interest rate as of February 29, 2024 was 5.20%.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

February 29, 2024 (UNAUDITED)

	SGI U.S. Large Cap Equity Fund	SGI Global Equity Fund
ASSETS
Investments, at fair value:
Unaffiliated investments (cost $129,365,879 and $139,423,131, respectively)	$149,426,306	$155,680,495
Affiliated investments ($— and $—, respectively) (see Note 7)	—	—
Short-term investments (cost $460,259 and $3,358,522, respectively)	460,259	3,358,522
Receivables for:
Investments sold	1,831,597	—
Capital shares sold	50,645	46,835
Dividends	523,198	321,457
Prepaid expenses and other assets	68,516	26,286
Total assets	$152,360,521	$159,433,595

LIABILITIES
Payables for:
Capital shares redeemed	$1,873,902	$47,422
Advisory fees	165,411	67,640
Due to Custodian	6,507	738
Other accrued expenses and liabilities	185,386	68,309
Total liabilities	2,231,206	184,109
Net assets	$150,129,315	$159,249,486

NET ASSETS CONSIST OF:
Par value	$7,791	$4,311
Paid-in capital	69,366,801	140,077,597
Total distributable earnings/(loss)	80,754,723	19,167,578
Net assets	$150,129,315	$159,249,486

CLASS I SHARES:
Net assets applicable to Class I Shares	$121,124,064	$159,249,486
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	6,285,162	4,311,117
Net asset value, offering and redemption price per share	$19.27	$36.94

CLASS A Shares:
Net assets applicable to Class A Shares	$26,915,836	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,392,583	—
Net asset value and redemption price per share	$19.33	$—
Maximum offering price per share (100/94.75 of $19.33)	$20.40	—

CLASS C Shares:
Net assets applicable to Class C Shares	$2,089,415	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	113,047	—
Net asset value, offering and redemption price per share	$18.48	$—

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (Concluded)

February 29, 2024 (UNAUDITED)

	SGI prudent growth Fund	SGI PEAK GROWTH FUND	SGI SMALL CAP core FUND
ASSETS
Investments, at fair value
Unaffiliated investments (cost $4,899,609, $1,205,105 and $131,826,483, respectively)	$4,772,072	$1,277,665	$142,789,796
Affiliated investments (cost $16,802,676, $19,608,364 and $—, respectively) (see Note 7)	18,722,388	21,767,204	—
Short-term investments (cost $1,145,743, $749,618 and $3,012,097, respectively)	1,145,743	749,618	3,012,097
Receivables for:
Capital shares sold	37,099	32,845	24,845
Dividends	7,266	2,294	132,866
Prepaid expenses and other assets	9,794	9,080	24,119
Total assets	$24,694,362	$23,838,706	$145,983,723

LIABILITIES
Investments Purchased	$—	$—	$786,514
Payables for:
Capital shares redeemed	—	—	24,208
Advisory fees	14,416	13,466	104,461
Due to Custodian	357	—	553
Other accrued expenses and liabilities	21,775	24,528	44,498
Total liabilities	36,548	37,994	960,234
Net assets	$24,657,814	$23,800,712	$145,023,489

NET ASSETS CONSIST OF:
Par value	$2,224	$2,051	$4,789
Paid-in capital	22,982,194	21,855,227	137,309,088
Total distributable earnings/(loss)	1,673,396	1,943,434	7,709,612
Net assets	$24,657,814	$23,800,712	$145,023,489

CLASS I SHARES:
Net assets applicable to Class I Shares	$24,657,814	$23,800,712	$145,023,489
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,223,890	2,051,027	4,789,199
Net asset value, offering and redemption price per share	$11.09	$11.60	$30.28

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

FOR THE SIX mONTHS ENDED February 29, 2024 (UNAUDITED)

	SGI U.S. Large Cap Equity Fund	SGI Global Equity Fund
INVESTMENT INCOME
Dividends
Dividends from unaffiliated investments	$3,019,913	$1,343,039	(1)
Dividends from affiliated investments (see Note 7)	—	—
Interest	180,865	65,865
Total investment income	3,200,778	1,408,904

EXPENSES
Advisory fees (Note 2)	1,181,125	537,862
Transfer agent fees (Note 2)	206,198	93,704
Administration and accounting fees (Note 2)	75,355	35,908
Legal fees	47,879	20,939
Director fees	32,669	13,652
Officer fees	32,519	11,837
Distribution fees - Class A Shares	35,243	—
Distribution fees - Class C Shares	11,248	—
Printing and shareholder reporting fees	—	—
Registration and filing fees	25,531	12,226
Audit and tax service fees	16,363	16,065
Distribution fees - Class C Shares	—	—
Custodian fees (Note 2)	8,582	3,087
Other expenses	8,455	7,876
Total expenses before waivers and/or reimbursements	1,681,167	753,156
(Waivers and/or reimbursements) net of amounts recouped (Note 2)	18,897	(107,721)
Net expenses after waivers and/or reimbursements net of amounts recouped	1,700,064	645,435
Net investment income/(loss)	1,500,714	763,469

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	60,605,936	5,166,685
Affiliated investments (see Note 7)	—	—
Distributions from unaffiliated investments	—	—
Distributions from affiliated investments (see Note 7)	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(24,661,723)	8,742,561
Affiliated mutual fund (see Note 7)	—	—
Net realized and unrealized gain/(loss) on investments	35,944,213	13,909,246
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,444,927	$14,672,715

(1)	Net of foreign withholding taxes of $58,123.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Operations (Concluded)

FOR THE SIX MONTHS ENDED February 29, 2024 (UNAUDITED)

	SGI prudent growth Fund	SGI PEAK GROWTH FUND	SGI SMALL CAP core FUND
INVESTMENT INCOME
Dividends
Dividends from unaffiliated investments	$83,065	$19,883	$911,848	(1)
Dividends from affiliated investments (see Note 7)	141,942	150,166	—
Interest	29,940	12,247	55,560
Total investment income	254,947	182,296	967,408

EXPENSES
Advisory fees (Note 2)	83,852	78,625	545,833
Audit and tax service fees	15,539	15,539	16,191
Registration and filing fees	12,796	12,916	15,100
Transfer agent fees (Note 2)	11,031	9,928	41,112
Administration and accounting fees (Note 2)	10,844	9,977	27,623
Legal fees	3,231	2,818	13,465
Director fees	2,283	1,849	9,032
Officer fees	1,999	1,596	7,951
Custodian Fees (Note 2)	1,327	—	6,792
Printing and shareholder reporting fees	20	—	—
Other expenses	2,282	4,562	5,868
Total expenses before waivers and/or reimbursements	145,204	137,810	688,967
(Waivers and/or reimbursements) net of amounts recouped (Note 2)	—	—	17,743
Net expenses after waivers and/or reimbursements net of amounts recouped	145,204	137,810	706,710
Net investment income/(loss)	109,743	44,486	260,698

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments
Unaffiliated investments	—	—	2,645,796
Affiliated investments (see Note 7)	158,458	141,391	—
Distributions from unaffiliated investments	—	—	—
Distributions from affiliated investments (see Note 7)	138,238	178,437	—
Net change in unrealized appreciation/ (depreciation) on investments
Unaffiliated investments	28,758	63,976	8,935,566
Affiliated investments (see Note 7)	1,483,850	1,724,829	—
Net realized and unrealized gain/(loss) on investments	1,809,304	2,108,633	11,581,362
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,919,047	$2,153,119	$11,842,060

(1)	Net of foreign withholding taxes of $422.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets

	FOR THE Six months ENDED February 29, 2024 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$1,500,714	$3,909,918
Net realized gain/(loss) on investments
Unaffiliated investments	60,605,936	17,344,683
Affliliated investments (see Note 7)	—	—
Distributions from unaffiliated investments	—	—
Distributions from affiliated investments (see Note 7)	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	(24,661,723)	1,974,967
Affliliated investments (see Note 7)	—	—
Net increase/(decrease) in net assets resulting from operations	37,444,927	23,229,568

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings
Net investment income
Class I Shares	(2,850,750)	(19,244,500)
Class A Shares	(180,668)	(1,382,773)
Class C Shares	(294)	(96,977)
Total net investment income	(3,031,712)	(20,724,250)
Net realized capital gains
Class I Shares	(11,160,298)	—
Class A Shares	(1,012,344)	—
Class C Shares	(86,325)	—
Total Distributable Earnings	(12,258,967)	—
Net decrease in net assets from dividends and distributions to shareholders	(15,290,679)	(20,724,250)

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	FOR THE Six months ENDED February 29, 2024 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	17,936,096	48,850,931
Reinvestment of distributions	13,978,702	19,066,017
Shares redeemed	(282,212,123)	(110,308,065)
Total from Class I Shares	(250,297,325)	(42,391,117)
Class A Shares
Proceeds from shares sold	524,626	6,201,827
Reinvestment of distributions	1,192,151	1,381,238
Shares redeemed	(8,007,277)	(4,889,029)
Total from Class A Shares	(6,290,500)	2,694,036
Class C Shares
Proceeds from shares sold	31,074	121,554
Reinvestment of distributions	86,007	96,321
Shares redeemed	(486,455)	(473,379)
Total from Class C Shares	(369,374)	(255,504)
Net increase/(decrease) in net assets from capital share transactions	(256,957,199)	(39,952,585)
Total increase/(decrease) in net assets	(234,802,951)	(37,447,267)

NET ASSETS:
Beginning of period	384,932,266	422,379,533
End of period	$150,129,315	$384,932,266

SHARES TRANSACTIONS:
Class I Shares
Shares sold	980,278	2,762,128
Shares reinvested	766,778	1,069,285
Shares redeemed	(14,984,396)	(6,239,269)
Total from Class I Shares	(13,237,340)	(2,407,856)
Class A Shares
Shares sold	28,919	350,650
Shares reinvested	65,363	77,361
Shares redeemed	(437,372)	(274,723)
Total from Class A Shares	(343,090)	153,288
Class C Shares
Shares sold	1,774	7,199
Shares reinvested	4,965	5,649
Shares redeemed	(27,132)	(28,153)
Total from Class C Shares	(20,393)	(15,305)
Net increase/(decrease) in shares outstanding	(13,600,823)	(2,269,873)

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Statements of Changes in Net Assets

	FOR THE Six months ENDED February 29, 2024 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$763,469	$1,780,348
Net realized gain/(loss) from investments
Unaffiliated investments	5,166,685	(1,631,160)
Affiliated investments (see Note 7)	—	—
Distributions from unaffiliated investments	—	—
Distributions from affiliated investments (see Note 7)	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	8,742,561	8,032,739
Affiliated investments (see Note 7)	—	—
Net increase/(decrease) in net assets resulting from operations	14,672,715	8,181,927

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(2,003,073)	(4,229,443)
Net decrease in net assets from dividends and distributions to shareholders	(2,003,073)	(4,229,443)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	28,764,061	42,896,182
Reinvestment of distributions	2,000,278	4,221,767
Shares redeemed	(34,481,446)	(19,033,537)
Net increase/(decrease) in net assets from capital share transactions	(3,717,107)	28,084,412
Total increase/(decrease) in net assets	8,952,535	32,036,896

NET ASSETS:
Beginning of period	150,296,951	118,260,055
End of period	$159,249,486	$150,296,951

SHARES TRANSACTIONS:
Class I Shares
Shares sold	825,691	1,284,747
Shares reinvested	56,601	128,236
Shares redeemed	(977,645)	(572,849)
Net increase/(decrease) in shares outstanding	(95,353)	840,134

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

Statements of Changes in Net Assets

	FOR THE Six months ENDED February 29, 2024 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$109,743	$47,006
Net realized gain/(loss) on investments
Unaffiliated investments	—	(105,023)
Affiliated investments (see Note 7)	158,458	(193,894)
Distributions from unaffiliated investments	—	—
Distributions from affiliated investments (see Note 7)	138,238	182,199
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	28,758	176,986
Affiliated investments (see Note 7)	1,483,850	809,842
Net increase/(decrease) in net assets resulting from operations	1,919,047	917,116

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(114,358)	(23,212)
Net decrease in net assets from dividends and distributions to shareholders	(114,358)	(23,212)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	4,582,079	8,960,109
Reinvestment of distributions	114,358	23,212
Shares redeemed	(3,060,079)	(4,187,290)
Net increase/(decrease) in net assets from capital share transactions	1,636,358	4,796,031
Total increase/(decrease) in net assets	3,441,047	5,689,935

NET ASSETS:
Beginning of period	21,216,767	15,526,832
End of period	$24,657,814	$21,216,767

SHARES TRANSACTIONS:
Class I Shares
Shares sold	439,227	893,341
Shares reinvested	10,579	2,400
Shares redeemed	(290,503)	(416,101)
Net increase/(decrease) in shares outstanding	159,303	479,640

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

Statements of Changes in Net Assets

	FOR THE Six months ENDED February 29, 2024 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$44,486	$(81,588)
Net realized gain/(loss) on investments
Unaffiliated investments	—	37,722
Affiliated investments (see Note 7)	141,391	(106,896)
Distributions from unaffiliated investments	—	—
Distributions from affiliated investments (see Note 7)	178,437	211,725
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	63,976	84,217
Affiliated investments (see Note 7)	1,724,829	761,919
Net increase/(decrease) in net assets resulting from operations	2,153,119	907,099

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	(131,475)	(1,109)
Net decrease in net assets from dividends and distributions to shareholders	(131,475)	(1,109)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	4,510,718	7,812,686
Reinvestment of distributions	131,475	1,109
Shares redeemed	(2,417,776)	(2,153,372)
Net increase/(decrease) in net assets from capital share transactions	2,224,417	5,660,423
Total increase/(decrease) in net assets	4,246,061	6,566,413

NET ASSETS:
Beginning of period	19,554,651	12,988,238
End of period	$23,800,712	$19,554,651

SHARES TRANSACTIONS:
Class I Shares
Shares sold	416,979	752,103
Shares reinvested	11,676	113
Shares redeemed	(219,814)	(209,678)
Net increase/(decrease) in shares outstanding	208,841	542,538

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Statements of Changes in Net Assets

	FOR THE Six months ENDED February 29, 2024 (Unaudited)	FOR THE Year ENDED AUGUST 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$260,698	$226,440
Net realized gain/(loss) from investments
Unaffiliated investments	2,645,796	3,864,198
Affiliated investments (see Note 7)	—	—
Distributions from unaffiliated investments	—	—
Distributions from affiliated investments (see Note 7)	—	—
Net change in unrealized appreciation/(depreciation) on investments
Unaffiliated investments	8,935,566	3,754,938
Affiliated investments (see Note 7)	—	—
Net increase/(decrease) in net assets resulting from operations	11,842,060	7,845,576

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Total distributable earnings	—	(554,990)
Net decrease in net assets from dividends and distributions to shareholders	—	(554,990)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	48,445,065	20,090,886
Reinvestment of distributions	—	548,528
Shares redeemed	(18,765,295)	(14,264,163)
Net increase/(decrease) in net assets from capital share transactions	29,679,770	6,375,251
Total increase/(decrease) in net assets	41,521,830	13,665,837

NET ASSETS:
Beginning of period	103,501,659	89,835,822
End of period	$145,023,489	$103,501,659

SHARES TRANSACTIONS:
Class I Shares
Shares sold	1,717,048	767,765
Shares reinvested	—	21,544
Shares redeemed	(690,983)	(545,180)
Net increase/(decrease) in shares outstanding	1,026,065	244,129

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six months Ended february 29, 2024 (unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$18.00		$17.85	$23.21	$19.55	$18.24	$17.97
Net investment income/(loss) (1)	0.08		0.18	0.17	0.03	0.14	0.18
Net realized and unrealized gain/(loss) on investments (2)	2.05		0.88	(2.27)	3.76	1.66	0.75
Net increase/(decrease) in net assets resulting from operations	2.13		1.06	(2.10)	3.79	1.80	0.93
Dividends and distributions to shareholders from:
Net investment income	(0.17)		(0.20)	(0.04)	(0.08)	(0.18)	(0.11)
Net realized capital gain	(0.69)		(0.71)	(3.22)	(0.05)	(0.31)	(0.55)
Total dividends and distributions to shareholders	(0.86)		(0.91)	(3.26)	(0.13)	(0.49)	(0.66)
Net Asset value, end of period	$19.27		$18.00	$17.85	$23.21	$19.55	$18.24
Total investment return/(loss) (3)	12.14	%(4)	6.02%	(10.71)%	19.46%	10.10%	5.83%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$121,124		$351,360	$391,548	$506,159	$556,511	$497,097
Ratio of expenses to average net assets with waivers and reimbursements net of amounts recouped	0.98	%(5)	0.98%	0.92%	0.87%	0.85%	0.93%
Ratio of expenses to average net assets without waivers and/or reimbursements net of amounts recouped	0.97	%(5)	0.97%	0.96%	0.87%	0.85%	0.86%
Ratio of net investment income/(loss) to average net assets	0.92	%(5)	0.99%	0.85%	0.15%	0.76%	1.07%
Portfolio turnover rate (6)	101	%(4)	88%	133%	91%	129%	104%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (continued)

Contained below is per share operating performance data for Class A Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class a Shares
	For the Six months Ended february 29, 2024 (unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$18.02		$17.88	$23.25	$19.59	$18.29	$17.99
Net investment income/(loss) (1)	0.06		0.13	0.12	(0.02)	0.08	0.14
Net realized and unrealized gain/(loss) on investments (2)	2.06		0.87	(2.27)	3.77	1.67	0.76
Net increase/(decrease) in net assets resulting from operations	2.12		1.00	(2.15)	3.75	1.75	0.90
Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.15)	—	(0.04)	(0.14)	(0.05)
Net realized capital gains	(0.69)		(0.71)	(3.22)	(0.05)	(0.31)	(0.55)
Total dividends and distributions to shareholders	(0.81)		(0.86)	(3.22)	(0.09)	(0.45)	(0.60)
Net Asset value, end of period	$19.33		$18.02	$17.88	$23.25	$19.59	$18.29
Total investment return/(loss) (3)	12.05	%(4)	5.69%	(10.89)%	19.20%	9.78%	5.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,916		$31,276	$28,285	$29,423	$23,424	$14,751
Ratio of expenses to average net assets with waivers and reimbursements net of amounts recouped	1.23	%(5)	1.23%	1.17%	1.12%	1.10%	1.18%
Ratio of expenses to average net assets without waivers and reimbursements net of amounts recouped	1.22	%(5)	1.22%	1.21%	1.12%	1.10%	1.11%
Ratio of net investment income/(loss) to average net assets	0.67	%(5)	0.74%	0.64%	(0.09)%	0.47%	0.84%
Portfolio turnover rate (6)	101	%(4)	88%	133%	91%	129%	104%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.

(4)	Not annualized.
(5)	Annualized
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI U.S. LARGE CAP EQUITY FUND

Financial Highlights (concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class c Shares
	For the Six months Ended february 29, 2024 (unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$17.22		$17.12	$22.54	$19.11	$17.79	$17.59
Net investment income/(loss) (1)	(0.01)		—	(0.03)	(0.17)	(0.05)	0.01
Net realized and unrealized gain/(loss) on investments (2)	1.96		0.83	(2.17)	3.65	1.71	0.74
Net increase/(decrease) in net assets resulting from operations	1.95		0.83	(2.20)	3.48	1.66	0.75
Dividends and distributions to shareholders from:
Net investment income	—		(0.02)	—	0.00	(0.03)	—
Net realized capital gains	(0.69)		(0.71)	(3.22)	(0.05)	(0.31)	(0.55)
Total dividends and distributions to shareholders	(0.69)		(0.73)	(3.22)	(0.05)	(0.34)	(0.55)
Net Asset value, end of period	$18.48		$17.22	$17.12	$22.54	$19.11	$17.79
Total investment return/(loss) (3)	11.58	%(4)	4.93%	(11.54)%	18.25%	9.47%	4.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,089		$2,297	$2,546	$2,917	$2,915	$2,350
Ratio of expenses to average net assets with waivers and reimbursements net of amounts recouped	1.98	%(5)	1.98%	1.92%	1.87%	1.85%	1.93%
Ratio of expenses to average net assets without waivers and reimbursements net of amounts recouped	1.97	%(5)	1.97%	1.96%	1.87%	1.85%	1.86%
Ratio of net investment income/(loss) to average net assets	(0.08	)%(5)	(0.01)%	(0.15)%	(0.84)%	(0.26)%	0.07%
Portfolio turnover rate (6)	101	%(4)	88%	133%	91%	129%	104%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI GLOBAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six months Ended february 29, 2024 (unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$34.11		$33.16	$38.33	$32.93	$32.62	$30.30
Net investment income/(loss) (1)	0.17		0.45	0.45	0.38	0.41	0.53
Net realized and unrealized gain/(loss) on investments (2)	3.11		1.62	(3.77)	5.24	1.06	2.20
Net increase/(decrease) in net assets resulting from operations	3.28		2.07	(3.32)	5.62	1.47	2.73
Dividends and distributions to shareholders from:
Net investment income	(0.45)		(0.31)	(0.58)	(0.22)	(0.85)	(0.41)
Net realized capital gain	—		(0.81)	(1.27)	—	(0.31)	—
Total dividends and distributions to shareholders	(0.45)		(1.12)	(1.85)	(0.22)	(1.16)	(0.41)
Redemption fees added to paid-in capital (1)	—		—	—	—	—	— (3)
Net Asset value, end of period	$36.94		$34.11	$33.16	$38.33	$32.93	$32.62
Total investment return/(loss) (4)	9.69	%(5)	6.39%	(9.20)%	17.15%	4.53%	9.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$159,249		$150,297	$118,260	$112,035	$58,262	$21,520
Ratio of expenses to average net assets with waivers and reimbursements	0.84	%(6)	0.84%	0.84%	0.97%	0.84%	0.84%
Ratio of expenses to average net assets without waivers and reimbursements	0.98	%(6)	1.00%	1.01%	1.10%	0.98%	1.11%
Ratio of net investment income/(loss) to average net assets	0.99	%(6)	1.37%	1.24%	1.26%	1.32%	1.75%
Portfolio turnover rate (7)	48	%(5)	96%	87%	88%	122%	74%

(1)	The selected per share data is calculated based on the average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)	Amount represents less than $0.005 per share.
(4)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized
(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI PRUDENT GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	For the Six months Ended february 29, 2024 (unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	FOR THE PERIOD ENDED AUGUST 31, 2020(1)
Per Share Operating Performance
Net asset value, beginning of period	$10.28		$9.80	$11.69	$10.60	$10.00
Net investment income/(loss) (2)	0.06		0.03	0.02	(0.07)	(0.03)
Net realized and unrealized gain/(loss) on investments (3)	0.80		0.46	(1.26)	1.16	0.63
Net increase/(decrease) in net assets resulting from operations	0.86		0.49	(1.24)	1.09	0.60
Dividends and distributions to shareholders from:
Net investment income	(0.05)		(0.01)	(0.40)	— (4)	—
Net realized capital gains	—		—	(0.25)	— (4)	—
Total dividends and distributions to shareholders	(0.05)		(0.01)	(0.65)	—	—
Net Asset value, end of period	$11.09		$10.28	$9.80	$11.69	$10.60
Total investment return/(loss) (5)	8.40	%(7)	5.04%	(11.26)%	10.34%	6.00	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,658		$21,217	$15,527	$10,807	$6,408
Ratio of expenses to average net assets with waivers and reimbursements	1.30	%(6)	1.47%	1.70%	1.70%	1.70	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.30	%(6)	1.37%	1.61%	1.75%	3.97	%(6)
Ratio of net investment income/(loss) to average net assets	1.23	%(6)	0.26%	0.23%	(0.67)%	(1.08	)%(6)
Portfolio turnover rate (8)	8	%(7)	61%	67%	170%	6	%(7)

(1)	The Fund commenced investment operations on June 8, 2020.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)	Amount represents less than $0.005 per share.
(5)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)	Annualized.
(7)	Not annualized.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI PEAK GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	CLASS I SHARES
	For the Six months Ended february 29, 2024 (unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	For the Year Ended August 31, 2021	FOR THE PERIOD ENDED AUGUST 31, 2020(1)
Per Share Operating Performance
Net asset value, beginning of period	$10.61		$9.99	$12.63	$10.94	$10.00
Net investment income/(loss) (2)	0.03		(0.06)	(0.03)	(0.14)	(0.04)
Net realized and unrealized gain/(loss) on investments (3)	1.03		0.68	(1.27)	1.83	0.98
Net increase/(decrease) in net assets resulting from operations	1.06		0.62	(1.30)	1.69	0.94
Dividends and distributions to shareholders from:
Net investment income	(0.01)		— (4)	(0.75)	—	—
Net realized capital gain	(0.06)		—	(0.59)	—	—
Total dividends and distributions to shareholders	(0.07)		—	(1.34)	—	—
Net Asset value, end of period	$11.60		$10.61	$9.99	$12.63	$10.94
Total investment return/(loss) (5)	9.96	%(6)	6.22%	(11.64)%	15.45%	9.40	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,801		$19,555	$12,988	$10,940	$7,327
Ratio of expenses to average net assets with waivers and reimbursements	1.31	%(7)	1.53%	1.70%	1.70%	1.70	%(7)
Ratio of expenses to average net assets without waivers and reimbursements	1.31	%(7)	1.48%	1.58%	1.74%	3.52	%(7)
Ratio of net investment income/(loss) to average net assets	0.63	%(7)	(0.55)%	(0.29)%	(1.17)%	(1.58	)%(7)
Portfolio turnover rate (8)	11	%(6)	26%	88%	178%	5	%(6)

(1)	The Fund commenced investment operations on June 8, 2020.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)	Amount represents less than $0.005 per share.
(5)

Total investment return/(loss) is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)	Not annualized.
(7)	Annualized.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SGI SMALL CAP CORE FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return/(loss), ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six months Ended february 29, 2024 (unaudited)		For the Year Ended August 31, 2023	For the Year Ended August 31, 2022	FOR THE YEAR ENDED AUGUST 31, 2021(1)	FOR THE YEAR ENDED AUGUST 31, 2020	FOR THE YEAR ENDED AUGUST 31, 2019
Per Share Operating Performance
Net asset value, beginning of period	$27.50		$25.53	$38.64	$28.16	$25.67	$35.14
Net investment income/(loss) (2)	0.06		0.06	(0.10)	(0.15)	(0.10)	(0.15)
Net realized and unrealized gain/(loss) from investments (3)	2.72		2.06	(2.97)	12.33	2.68	(5.55)
Net increase/(decrease) in net assets resulting from operations	2.78		2.12	(3.07)	12.18	2.58	(5.70)
Dividends and distributions to shareholders from:
Net investment income	—		—	—	(0.07)	—	—
Net realized capital gains	—		(0.15)	(10.04)	(1.63)	(0.09)	(3.77)
Total dividends and distributions to shareholders	—		(0.15)	(10.04)	(1.70)	(0.09)	(3.77)
Net Asset value, end of period	$30.28		$27.50	$25.53	$38.64	$28.16	$25.67
Total investment return (4)	10.11	%(6)	8.37%	(9.93)%	44.61%	10.04%	(16.02)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$145,023		$103,502	$89,836	$97,409	$57,109	$69,302
Ratio of expenses to average net assets with waivers and reimbursements	1.23	%(7)	1.23%	1.23%	1.07%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements (5)	1.20	%(7)	1.25%	1.33%	1.12%	1.38%	1.37%
Ratio of net investment income/(loss) to average net assets	0.45	%(7)	0.24%	(0.34)%	(0.37)%	(0.38)%	(0.53)%
Portfolio turnover rate (8)	83	%(6)	197%	270%	314%	302%	344%

(1)	Effective as of the close of business on March 15, 2021, the Adviser took over management of the SGI Small Cap Core Fund from its predecessor investment manager.
(2)	Calculated based on average shares outstanding for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	During the current fiscal period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(6)	Not annualized.
(7)	Annualized
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements

February 29, 2024 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has sixty-four separate investment portfolios, including the SGI U.S. Large Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Growth Fund, the SGI Peak Growth Fund and the SGI Small Cap Core Fund (each, a “Fund” and collectively, the “Funds”). The SGI Small Cap Core Fund and the SGI U.S. Large Cap Equity Fund commenced investment operations on October 1, 1999 and February 29, 2012, respectively. The SGI Global Equity Fund commenced investment operations on April 1, 2009. The SGI Prudent Growth Fund and the SGI Peak Growth Fund commenced investment operations on June 8, 2020.

Effective as of the close of business on March 15, 2021, Summit Global Investments, LLC (“Summit” or the “Adviser”) took over management of the SGI Small Cap Core Fund from its predecessor investment manager.

As of the end of the reporting period, the SGI U.S. Large Cap Equity Fund and the SGI Global Equity Fund offer three classes of shares: Class I Shares, Class A Shares and Class C Shares; the SGI Prudent Growth Fund, the SGI Peak Growth Fund and the SGI Small Cap Core Fund, all offer one class of shares; Class I Shares. As of the end of the reporting period, Class A Shares and Class C Shares of the SGI Global Equity Fund were not yet operational.

RBB has authorized capital of one hundred billion shares of common stock of which 92.723 billion shares are currently classified into two hundred and thirty-four classes of common stock. Each class represents an interest in an active or inactive investment portfolio of the Company.

The investment objective of each of the SGI U.S. Large Cap Equity Fund, the SGI Global Equity Fund, the SGI Prudent Growth Fund and the SGI Small Cap Core Fund is to seek long-term capital appreciation. The investment objective of the SGI Peak Growth Fund is to seek capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 29, 2024, and the period covered by these Notes to Financial Statements is the six-months ended February 29, 2024 (the “current fiscal period”).

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in exchange-traded funds (“ETFs”) are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued by the Valuation Designee (as defined below) in accordance with procedures adopted by The Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 29, 2024 (UNAUDITED)

The Board has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Summit as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the current fiscal period, in valuing each Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
SGI U.S. Large Cap Equity Fund
Common Stocks	$127,956,371	$127,956,371	$—	$—
Exchange Traded Funds	21,469,933	21,469,933	—	—
Total Investments*	$149,426,304	$149,426,304	$—	$—

SGI Global Equity Fund
Common Stocks	$155,680,495	$155,680,495	—	—
Total Investments*	$155,680,495	$155,680,495	$—	$—

SGI PRUDENT GROWTH Fund
Open End Funds	$11,851,206	$11,851,206	$—	$—
Exchange Traded Funds	11,643,254	11,643,254	—	—
Total Investments*	$23,494,460	$23,494,460	$—	$—

SGI PEAK GROWTH FUND
Open End Funds	$17,514,752	$17,514,752	$—	$—
Exchange Traded Funds	5,530,116	5,530,116	—	—
Total Investments*	$23,044,868	$23,044,868	$—	$—

SGI SMALL CAP core Fund
Common Stocks	$138,934,334	$138,934,334	$—	$—
Exchange Traded Funds	3,855,462	3,855,462	—	—
Total Investments*	$142,789,796	$142,789,796	$—	$—

*	Please refer to Portfolio of Investments for further details.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 29, 2024 (UNAUDITED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no Level 3 purchases, sales, or transfers.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income (including amortization of premiums and accretion of discounts) is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Certain expenses are shared with The RBB Fund Trust (the “Trust”), a series trust of affiliated funds. Expenses incurred on behalf of a specific class, fund or fund family of the Company or Trust are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB and the Trust, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. tax status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 29, 2024 (UNAUDITED)

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, the Funds expect the risk of material loss from such claims to be remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2024 for each Fund and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after a Fund’s respective contractual limitation expiration date.

FUND	ADVISORY FEE	EXPENSE CAPS
		CLASS I	CLASS A	CLASS C
SGI U.S. Large Cap Equity Fund	0.70%	0.98%	1.23%	1.98%
SGI Global Equity Fund	0.70	0.84	1.09	1.84
SGI Prudent Growth Fund	0.75	1.70	—	—
SGI Peak Growth Fund	0.75	1.70	—	—
SGI Small Cap Core Fund	0.95	1.23	—	—

If at any time a Fund’s total annual Fund operating expenses for a year are less than the relevant share class’ Expense Cap, the Adviser is entitled to recoup from the Fund the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such recoupment does not cause the Fund to exceed the relevant share class’s Expense Cap that was in effect at the time of the waiver or reimbursement.

During the current fiscal period, investment advisory fees accrued, waived and/or reimbursed and recoupments were as follows:

FUND	Gross Advisory Fees	Waivers AND/OR Reimbursements*	RECOUPMENTS	Net Advisory Fees
SGI U.S. Large Cap Equity Fund	$1,181,125	$(7,986)	$26,883	$1,200,022
SGI Global Equity Fund	537,862	(107,721)	—	430,141
SGI Prudent Growth Fund	83,852	—	—	83,852
SGI Peak Growth Fund	78,625	—	—	78,625
SGI Small Cap Core Fund	545,833	(1,681)	19,424	563,576

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 29, 2024 (UNAUDITED)

As of the end of the reporting period, the Funds had amounts available for recoupment by the Adviser as follows:

	EXPIRATION
FUND	August 31, 2024	August 31, 2025	August 31, 2026	August 31, 2027
SGI U.S. Large Cap Equity Fund	$—	$40,987	$87,307	$7,986
SGI Global Equity Fund	—	—	—	107,721
SGI Prudent Growth Fund	—	—	—	—
SGI Peak Growth Fund	—	—	—	—
SGI Small Cap Core Fund	14,011	88,935	21,348	1,681

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as administrator for the Funds. For providing administrative and accounting services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Fund Services serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, Fund Services is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts paid to Fund Services and the Custodian, please refer to the Statements of Operations.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from each Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% on an annualized basis of the average daily net assets of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in each Fund’s 12b-1 Plan.

3. DIRECTOR AND OFFICER Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. An employee of Vigilant Compliance, LLC serves as Chief Compliance Officer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. Employees of RBB serve as President, Chief Financial Officer, Chief Operating Officer, Secretary and Director of Marketing & Business Development of the Company. They are compensated for services provided. Certain employees of Fund Services serve as officers of the Company. They are not compensated by the Funds or the Company. For Director and Officer compensation amounts, please refer to the Statements of Operations.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

February 29, 2024 (UNAUDITED)

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
SGI U.S. Large Cap Equity Fund	$316,551,095	$582,550,548
SGI Global Equity Fund	72,425,755	77,792,232
SGI Prudent Growth Fund	3,258,326	1,617,924
SGI Peak Growth Fund	4,328,885	2,275,673
SGI Small Cap Core Fund	124,708,799	95,429,149

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of August 31, 2023, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Equity Fund	$340,644,664	$52,927,000	$(8,517,597)	$44,409,403
SGI Global Equity Fund	142,346,797	12,149,418	(5,113,105)	7,036,313
SGI Prudent Growth Fund	21,163,275	713,443	(624,624)	88,819
SGI Peak Growth Fund	19,522,487	848,137	(915,549)	(67,412)
SGI Small Cap Core Fund	101,856,766	7,519,025	(5,725,178)	1,793,847

The difference between the book basis and tax basis cost and aggregate gross unrealized appreciation and depreciation of investments is attributable primarily to timing differences related to wash sales and investments in passive foreign investment companies.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

February 29, 2024 (UNAUDITED)

Permanent differences as of August 31, 2023, primarily attributable to Net Operating Losses and Deemed Distributions due to Shareholder Redemptions were reclassified among the following accounts:

	Distributable Earnings/(loss)	Paid-in Capital
SGI U.S. Large Cap Equity Fund	$(1,807,871)	$1,807,871
SGI Global Equity Fund	151	(151)
SGI Prudent Growth Fund	46	(46)
SGI Peak Growth Fund	70,378	(70,378)
SGI Small Cap Core Fund	77,034	(77,034)

As of August 31, 2023, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-term capital gains	Capital Loss Carry Forward	Qualified Late- Year Loss Deferral	Other Temporary Differences	Net Unrealized Appreciation/ (Depreciation)
SGI U.S. Large Cap Equity Fund	$1,932,135	$12,258,937	$—	$—	$—	$44,409,403
SGI Global Equity Fund	1,169,463	—	—	(1,707,840)	—	7,036,313
SGI Prudent Growth Fund	—	—	(180,815)	(29,431)	(9,866)	88,819
SGI Peak Growth Fund	—	116,992	—	(115,523)	(12,267)	(67,412)
SGI Small Cap Core Fund	—	—	(5,926,295)	—	—	1,793,847

The differences between the book and tax basis components of distributable earnings relate primarily to wash sales and investments in passive foreign investment companies.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2023 was as follows:

		2023
FUND	Ordinary Income	Long-Term Gains	TOTAL
SGI U.S. Large Cap Equity Fund	$4,425,439	$16,298,811	$20,724,250
SGI Global Equity Fund	1,176,535	3,052,908	4,229,443
SGI Prudent Growth Fund	23,212	—	23,212
SGI Peak Growth Fund	—	1,109	1,109
SGI Small Cap Core Fund	—	554,990	554,990

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2023 was as follows:

FUND	Ordinary Income	Long-Term Gains	TOTAL
SGI U.S. Large Cap Equity Fund	$22,024,821	$52,940,729	$74,965,550
SGI Global Equity Fund	2,759,100	2,805,201	5,564,301
SGI Prudent Growth Fund	661,801	49,828	711,629
SGI Peak Growth Fund	1,309,074	93,998	1,403,072
SGI Small Cap Core Fund	23,796,320	1,182,537	24,978,857

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (continued)

February 29, 2024 (UNAUDITED)

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2023, the SGI Prudent Growth Fund had $39,299 of short-term loss carryovers, as well as $141,516 of long-term loss carryovers, and the SGI Small Cap Core Fund had $5,926,295 of short-term loss carryovers. During the fiscal year, the SGI Peak Growth Fund utilized $114,721 of carry forward capital losses.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2023, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2023.

	Late-year ordinary loss deferral	post-october capital loss deferral
SGI U.S. Large Cap Equity Fund	$—	$—
SGI Global Equity Fund	—	1,707,840
SGI Prudent Growth Fund	29,431	—
SGI Peak Growth Fund	115,523	—
SGI Small Cap Core Fund	—	—

6. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the SEC adopted a final rule relating to tailored shareholder reports for mutual funds and exchange-traded funds and fee information in investment company advertisements. Beginning in July 2024, the Funds will be required to transmit concise and visually engaging shareholder reports that highlight key information. The Funds will also be required to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request.

In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Inter-Bank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (Continued)

February 29, 2024 (UNAUDITED)

7. TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with the Funds. Fund of Funds are allowed to invest in other investment companies in excess of the limits imposed, if certain requirement, such as being part of the same group of investment companies, are met. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	August 31, 2023		Additions		Reductions
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost
SGI Prudent Growth Fund
SGI Dynamic Tactical ETF	148,890	$3,792,279	16,240	$425,091	(6,500)	$(170,013)
SGI Global Equity Fund	141,279	4,638,412	15,794	548,264	(5,554)	(199,700)
SGI Small Cap Core Fund	69,840	2,021,405	38,892	1,094,970	—	—
SGI U.S. Large Cap Core ETF	72,890	1,876,034	6,690	189,680	(5,500)	(153,835)
SGI U.S. Large Cap Equity Fund	140,420	2,510,834	18,739	339,971	(5,465)	(110,716)
SGI U.S. Small Cap Equity Fund	72,077	738,593	7,809	86,609	(79,886)	(825,202)
	645,396	$15,577,557	104,164	$2,684,585	(102,905)	$(1,459,466)

SGI Peak Growth Fund
SGI Dynamic Tactical ETF	75,030	$1,904,297	11,170	292,207	(2,920)	$(77,430)
SGI Global Equity Fund	169,059	5,518,092	30,277	1,055,606	(10,511)	(382,291)
SGI Small Cap Core Fund	149,014	4,229,239	65,853	1,851,326	(5,450)	(212,104)
SGI U.S. Large Cap Core ETF	55,530	1,425,836	6,370	180,643	(2,945)	(83,626)
SGI U.S. Large Cap Equity Fund	192,484	3,461,172	37,079	680,256	(11,690)	(234,859)
SGI U.S. Small Cap Equity Fund	100,486	1,018,503	11,230	125,469	(111,716)	(1,143,972)
	741,603	$17,557,139	161,979	$4,185,507	(145,232)	$(2,134,282)

SUMMIT GLOBAL INVESTMENTS

Notes to Financial Statements (CONCLUDED)

February 29, 2024 (UNAUDITED)

	February 29, 2024
Issuer Name	Dividend Income	Capital Gain Distribution	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Share Balance	Value	Cost
SGI Prudent Growth Fund
SGI Dynamic Tactical ETF	$38,006	$—	$355,567	$8,606	158,630	$4,489,228	$4,047,357
SGI Global Equity Fund	—	—	429,513	792	151,519	5,597,121	4,986,976
SGI Small Cap Core Fund	—	—	276,841	—	108,732	3,292,402	3,116,375
SGI U.S. Large Cap Core ETF	5,702	28,170	305,189	15,399	74,080	2,381,954	1,911,879
SGI U.S. Large Cap Equity Fund	—	102,169	204,872	(7,760)	153,694	2,961,683	2,740,089
SGI U.S. Small Cap Equity Fund	—	7,899	(88,132)	141,421	—	—	—
	$43,708	$138,238	$1,483,850	$158,458	646,655	$18,722,388	$16,802,676

SGI Peak Growth Fund
SGI Dynamic Tactical ETF	$19,685	$—	$187,516	$1,880	83,280	$2,356,824	$2,119,074
SGI Global Equity Fund	—	—	535,277	(6,957)	188,825	6,975,189	6,191,407
SGI Small Cap Core Fund	—	—	604,033	(50,396)	209,417	6,341,152	5,868,461
SGI U.S. Large Cap Core ETF	4,405	30	243,770	5,759	58,955	1,895,627	1,522,853
SGI U.S. Large Cap Equity Fund	—	167,361	288,309	(16,695)	217,873	4,198,412	3,906,569
SGI U.S. Small Cap Equity Fund	68	11,046	(134,076)	207,800	—	—	—
	$24,158	$178,437	$1,724,829	$141,391	758,350	$21,767,204	$19,608,364

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

SUMMIT GLOBAL INVESTMENTS

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) as an exhibit to its report on Form N-PORT. The Company’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

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Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI-SAR24

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

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Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 .Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(principal executive officer)

Date	4/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven Plump
Steven Plump, President
(principal executive officer)

Date	4/30/2024

By (Signature and Title)*	/s/ James Shaw
James Shaw, CFO/COO
(principal financial officer)

Date	4/30/2024

*	Print the name and title of each signing officer under his or her signature.

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